UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21114

ProShares Trust
(Exact name of registrant as specified in charter)

7272 Wisconsin Avenue, 21st Floor
Bethesda, MD 20814
(Address of principal executive offices) (Zip code)

Michael L. Sapir, CEO
ProShare Advisors LLC
7272 Wisconsin Avenue, 21st Floor
Bethesda, MD 20814
(Name and Address of Agent for Service)

with copies to:
Allison Fumai, Esq.
Mark Perlow, Esq.
Dechert LLP
1095 Avenue of the Americas
New York, NY 10036

Registrant’s telephone number, including area code: (240) 497-6400
Date of fiscal year end: May 31
Date of reporting period: May 31, 2026
Item 1. Reports to Stockholders.
(a)            The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)
Big Data Refiners ETF

DAT - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Big Data Refiners ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DAT	$58	0.58%

How Did the Fund Perform Last Year?

Big Data Refiners ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the FactSet Big Data Refiners Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Software underperformance was a key driver. For the year ended May 31, 2026, the Fund had a total return of -1.67%. For the same period, the Index had a total return of -1.18% and a volatility of 28.11%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Big Data Refiners ETF : $11,114	FactSet Big Data Refiners Index : $11,359	S&P Global 1200 Index : $18,165
9/29/2021	10,000	10,000	10,000
9/30/2021	10,101.27	10,102	9,926
10/31/2021	10,653.75	10,661	10,470
11/30/2021	10,022.05	10,033	10,271
12/31/2021	9,726.13	9,738	10,727
1/31/2022	8,441.16	8,451	10,230
2/28/2022	7,800.4	7,814	9,957
3/31/2022	8,121.6	8,139	10,221
4/30/2022	7,084.55	7,102	9,412
5/31/2022	6,043.48	6,058	9,467
6/30/2022	5,740.76	5,755	8,656
7/31/2022	6,345.48	6,365	9,295
8/31/2022	6,191.97	6,215	8,908
9/30/2022	5,522.97	5,544	8,068
10/31/2022	5,668.99	5,691	8,616
11/30/2022	5,532.44	5,548	9,307
12/31/2022	5,417.76	5,434	8,921
1/31/2023	6,019.57	6,039	9,561
2/28/2023	6,124.29	6,146	9,289
3/31/2023	6,128.75	6,146	9,607
4/30/2023	5,809.94	5,836	9,772
5/31/2023	6,727.38	6,755	9,689
6/30/2023	7,154.6	7,191	10,265
7/31/2023	7,666.13	7,713	10,597
8/31/2023	6,958.67	7,008	10,338
9/30/2023	6,860.35	6,907	9,890
10/31/2023	6,564.15	6,611	9,625
11/30/2023	7,661.8	7,725	10,505
12/31/2023	8,203.23	8,275	11,007
1/31/2024	8,248.51	8,317	11,108
2/29/2024	9,154.67	9,238	11,600
3/31/2024	9,261.67	9,358	11,997
4/30/2024	8,504.8	8,595	11,580
5/31/2024	8,432.68	8,536	12,111
6/30/2024	8,784.15	8,866	12,382
7/31/2024	8,991.41	9,102	12,591
8/31/2024	8,932.84	9,054	12,907
9/30/2024	8,924.86	9,040	13,168
10/31/2024	9,401.1	9,530	12,912
11/30/2024	11,474.6	11,626	13,408
12/31/2024	10,978.39	11,134	13,095
1/31/2025	11,625.02	11,799	13,527
2/28/2025	10,854.4	11,035	13,487
3/31/2025	9,856.18	10,000	12,936
4/30/2025	10,280.86	10,446	13,020
5/31/2025	11,301.98	11,495	13,797
6/30/2025	11,650.44	11,849	14,414
7/31/2025	11,676.88	11,887	14,597
8/31/2025	11,637.86	11,852	14,985
9/30/2025	12,002.6	12,236	15,537
10/31/2025	12,056.32	12,285	15,886
11/30/2025	10,945.02	11,151	15,928
12/31/2025	11,345.99	11,564	16,106
1/31/2026	9,763.76	9,960	16,573
2/28/2026	9,156.29	9,321	16,794
3/31/2026	8,555.83	8,723	15,658
4/30/2026	8,861.26	9,047	17,248
5/31/2026	11,113.82	11,359	18,165

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	Since Inception (9/29/21)
Big Data Refiners ETF	-1.67%	2.29%
FactSet Big Data Refiners Index	-1.18%	2.78%
S&P Global 1200 Index	31.64%	13.64%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "FactSet Big Data Refiners Index" and "FactSet" are trademarks of FactSet Research Systems Inc. and have been licensed for use by ProShare Advisors LLC. ProShares have not been passed on by these entities or their affiliates as to their legality or suitability. ProShares based on the FactSet Big Data Refiners Index are not sponsored, endorsed, sold, or promoted by FactSet Research Systems Inc., and it makes no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$5,556,779
  Number of Portfolio Holdings27
  Net Investment Advisory Fees$37,300
  Portfolio Turnover Rate45%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Information Technology	92.0%
Industrials	5.7%
Consumer Discretionary	2.3%

Largest Holdings

Table Summary
Holdings	% of Net Assets
Datadog, Inc., Class A	8.1%
Innodata, Inc.	5.7%
Teradata Corp.	5.6%
Snowflake, Inc., Class A	5.5%
Nutanix, Inc., Class A	5.5%
Commvault Systems, Inc.	4.9%
Dynatrace, Inc.	4.8%
Zebra Technologies Corp., Class A	4.6%
Rubrik, Inc., Class A	4.5%
Strategy, Inc., Class A	4.4%

Country Weights

Table Summary
Country	% of Exposure
United States	85.4%
Israel	8.5%
France	2.8%
United Kingdom	2.3%
Canada	1.0%

Big Data Refiners ETF - DAT

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

DAT526

Decline of the Retail Store ETF

EMTY - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Decline of the Retail Store ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EMTY	$65	0.65%

How Did the Fund Perform Last Year?

Decline of the Retail Store ETF (the “Fund”) seeks capital appreciation from the decline of bricks and mortar retailers through short exposure (-1x) to the Solactive-ProShares Bricks and Mortar Retail Store Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objectives. While online retail outperformed brick and mortar retail - retail broadly was in positive territory. For the year ended May 31, 2026, the Fund had a total return of -2.12%. For the same period, the Index had a total return of 6.22% and a volatility of 17.67%. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Decline of the Retail Store ETF : $3,543	Solactive-ProShares Bricks and Mortar Retail Store Index : $21,880	S&P 500® Index : $33,788
11/14/2017	10,000	10,000	10,000
11/30/2017	8,867.2	11,219	10,281
12/31/2017	8,398.45	11,802	10,395
1/31/2018	8,321.52	11,873	10,991
2/28/2018	8,599.5	11,422	10,585
3/31/2018	8,777.84	11,167	10,316
4/30/2018	8,619.75	11,354	10,356
5/31/2018	8,505.24	11,508	10,605
6/30/2018	8,013.63	12,213	10,671
7/31/2018	7,977.61	12,268	11,068
8/31/2018	7,516.06	12,996	11,429
9/30/2018	7,571.78	12,904	11,494
10/31/2018	8,028.23	12,127	10,708
11/30/2018	8,250.89	11,773	10,926
12/31/2018	9,289.05	10,380	9,939
1/31/2019	8,648.92	11,130	10,736
2/28/2019	8,329.75	11,566	11,080
3/31/2019	8,645.7	11,138	11,295
4/30/2019	8,598.68	11,199	11,753
5/31/2019	9,975.8	9,627	11,006
6/30/2019	9,664.68	9,933	11,782
7/31/2019	9,641.11	9,967	11,952
8/31/2019	10,219.88	9,322	11,763
9/30/2019	9,213.16	10,314	11,983
10/31/2019	9,074.1	10,459	12,243
11/30/2019	8,802.31	10,771	12,687
12/31/2019	8,513.17	11,122	13,071
1/31/2020	9,326.73	10,142	13,065
2/29/2020	10,134.1	9,294	11,990
3/31/2020	12,739.49	6,833	10,509
4/30/2020	9,971.49	8,390	11,857
5/31/2020	8,728.5	9,374	12,421
6/30/2020	8,053.47	9,946	12,668
7/31/2020	7,784.62	10,237	13,383
8/31/2020	7,185.36	11,050	14,345
9/30/2020	7,160.33	11,050	13,800
10/31/2020	7,063.38	11,149	13,433
11/30/2020	6,006.89	13,033	14,904
12/31/2020	5,806.01	13,448	15,476
1/31/2021	5,076.11	15,264	15,320
2/28/2021	4,964.25	15,581	15,742
3/31/2021	4,434.98	17,302	16,432
4/30/2021	4,250.62	17,992	17,309
5/31/2021	4,187.64	18,125	17,431
6/30/2021	4,048.49	18,665	17,837
7/31/2021	4,072.03	18,486	18,261
8/31/2021	3,900.54	19,192	18,816
9/30/2021	4,165.38	17,879	17,941
10/31/2021	3,929.52	18,886	19,199
11/30/2021	3,732.33	19,755	19,067
12/31/2021	3,625.98	20,233	19,921
1/31/2022	3,935.37	18,495	18,891
2/28/2022	4,071.14	17,759	18,326
3/31/2022	3,894.19	18,400	19,006
4/30/2022	3,926.37	18,135	17,349
5/31/2022	4,093.38	17,067	17,380
6/30/2022	4,340.02	15,974	15,946
7/31/2022	4,031.48	17,142	17,416
8/31/2022	3,911.91	17,602	16,706
9/30/2022	4,230.32	16,199	15,167
10/31/2022	3,786.78	18,024	16,396
11/30/2022	3,536.47	19,241	17,312
12/31/2022	3,783.92	18,019	16,315
1/31/2023	3,512.63	19,450	17,340
2/28/2023	3,669.08	18,666	16,916
3/31/2023	3,697.75	18,584	17,537
4/30/2023	3,715.75	18,560	17,811
5/31/2023	4,295.83	16,091	17,887
6/30/2023	3,930.15	17,638	19,070
7/31/2023	3,842.78	18,126	19,682
8/31/2023	4,125.01	16,966	19,369
9/30/2023	4,421.03	15,911	18,445
10/31/2023	4,560.04	15,504	18,058
11/30/2023	4,232.75	16,739	19,706
12/31/2023	3,791.91	18,724	20,601
1/31/2024	3,935.94	18,133	20,947
2/29/2024	3,611.96	19,843	22,066
3/31/2024	3,572.09	20,160	22,776
4/30/2024	4,041.48	17,882	21,847
5/31/2024	3,551.35	20,305	22,931
6/30/2024	3,735	19,377	23,754
7/31/2024	3,703.45	19,608	24,044
8/31/2024	3,777.65	19,286	24,628
9/30/2024	3,643.33	20,117	25,155
10/31/2024	3,853.34	19,120	24,926
11/30/2024	3,503.56	21,093	26,389
12/31/2024	3,632.76	20,439	25,761
1/31/2025	3,606.17	20,698	26,477
2/28/2025	3,819.7	19,603	26,133
3/31/2025	3,917.13	19,137	24,662
4/30/2025	3,891.76	19,145	24,494
5/31/2025	3,620.01	20,600	26,035
6/30/2025	3,602.52	20,787	27,360
7/31/2025	3,507.32	21,429	27,973
8/31/2025	3,301.59	22,854	28,541
9/30/2025	3,351.61	22,621	29,582
10/31/2025	3,553.3	21,397	30,275
11/30/2025	3,497.22	21,785	30,350
12/31/2025	3,577.72	21,404	30,368
1/31/2026	3,400.83	22,581	30,809
2/28/2026	3,271.84	23,534	30,575
3/31/2026	3,497.34	22,093	29,052
4/30/2026	3,429.18	22,568	32,100
5/31/2026	3,542.92	21,880	33,788

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	Since Inception (11/14/17)
Decline of the Retail Store ETF	-2.12%	-3.29%	-11.44%
Solactive-ProShares Bricks and Mortar Retail Store Index	6.22%	3.83%	9.60%
S&P 500® Index	29.78%	14.14%	15.31%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"Solactive AG," a registered trademark of Solactive AG, and the Solactive-ProShares Bricks and Mortar Retail Store Index have been licensed for use by ProShare Advisors LLC. The fund is not sponsored, endorsed, sold, or promoted by Solactive AG and they make no representation regarding the legality or suitability of the fund, or the advisability of investing in the fund.

Key Fund Statistics

  Net Assets$3,008,380
  Number of Portfolio Holdings6
  Net Investment Advisory Fees$17,702
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Solactive-ProShares Bricks and Mortar Retail Store Index Short Swaps	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Consumer Discretionary	61.1%
Consumer Staples	36.2%
Materials	2.7%

Largest Holdings

The Decline of the Retail Store ETF primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

Decline of the Retail Store ETF - EMTY

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

EMTY526

DJ Brookfield Global Infrastructure ETF

TOLZ - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about DJ Brookfield Global Infrastructure ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TOLZ	$49	0.45%

How Did the Fund Perform Last Year?

DJ Brookfield Global Infrastructure ETF (the "Fund”) seeks investment results, before fees and expenses, that track the performance of the Dow Jones Brookfield Global Infrastructure Composite Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Tech and megacap outperformance left TOLZ underperforming the S&P 500. For the year ended May 31, 2026, the Fund had a total return of 14.74%. For the same period, the Index had a total return of 14.50% and a volatility of 9.54%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	DJ Brookfield Global Infrastructure ETF : $21,363	Dow Jones Brookfield Global Infrastructure Composite Index : $20,651	S&P Global 1200 Index : $36,913
5/31/2016	10,000	10,000	10,000
6/30/2016	10,489.66	10,482	9,924
7/31/2016	10,613.82	10,611	10,349
8/31/2016	10,440.4	10,424	10,384
9/30/2016	10,697.26	10,686	10,427
10/31/2016	10,317.73	10,299	10,260
11/30/2016	9,952.45	9,930	10,395
12/31/2016	10,225.37	10,210	10,643
1/31/2017	10,389.76	10,365	10,915
2/28/2017	10,694.13	10,669	11,211
3/31/2017	10,989.42	10,947	11,365
4/30/2017	11,120.39	11,070	11,538
5/31/2017	11,318.61	11,275	11,791
6/30/2017	11,284.62	11,227	11,856
7/31/2017	11,618.04	11,549	12,172
8/31/2017	11,671.24	11,598	12,210
9/30/2017	11,543.21	11,478	12,475
10/31/2017	11,442.96	11,383	12,734
11/30/2017	11,588.98	11,527	12,988
12/31/2017	11,574.49	11,510	13,180
1/31/2018	11,664.41	11,603	13,905
2/28/2018	10,881.04	10,804	13,327
3/31/2018	10,882.39	10,797	13,045
4/30/2018	11,152.81	11,068	13,199
5/31/2018	11,248.57	11,150	13,249
6/30/2018	11,462.15	11,359	13,226
7/31/2018	11,750.86	11,646	13,657
8/31/2018	11,620.82	11,521	13,795
9/30/2018	11,480.94	11,370	13,897
10/31/2018	11,076.16	10,970	12,888
11/30/2018	11,217.48	11,097	13,055
12/31/2018	10,650.77	10,526	12,104
1/31/2019	11,687.67	11,568	13,028
2/28/2019	11,966.96	11,836	13,398
3/31/2019	12,334.37	12,199	13,589
4/30/2019	12,414.4	12,260	14,086
5/31/2019	12,351.14	12,193	13,275
6/30/2019	12,799.99	12,654	14,147
7/31/2019	12,745.75	12,621	14,181
8/31/2019	12,889.62	12,737	13,917
9/30/2019	13,027.96	12,866	14,250
10/31/2019	13,008.59	12,846	14,627
11/30/2019	12,796.41	12,628	15,010
12/31/2019	13,493.51	13,319	15,519
1/31/2020	13,607.95	13,424	15,384
2/29/2020	12,542.57	12,350	14,124
3/31/2020	10,248.32	10,063	12,304
4/30/2020	11,262.38	11,102	13,576
5/31/2020	11,789.24	11,606	14,185
6/30/2020	11,597.29	11,404	14,595
7/31/2020	11,759.11	11,582	15,283
8/31/2020	11,732.81	11,548	16,247
9/30/2020	11,315.01	11,120	15,705
10/31/2020	11,165.77	10,970	15,273
11/30/2020	12,259.54	12,062	17,168
12/31/2020	12,264.82	12,051	17,935
1/31/2021	12,178.7	11,969	17,796
2/28/2021	12,133.39	11,941	18,251
3/31/2021	13,018.65	12,791	18,884
4/30/2021	13,652.21	13,407	19,740
5/31/2021	13,955.71	13,693	20,081
6/30/2021	14,038.68	13,779	20,304
7/31/2021	14,117.29	13,852	20,544
8/31/2021	14,245.3	13,975	21,049
9/30/2021	13,843.79	13,579	20,172
10/31/2021	14,414.54	14,137	21,277
11/30/2021	13,825.27	13,522	20,873
12/31/2021	14,778.2	14,488	21,797
1/31/2022	14,504.94	14,206	20,788
2/28/2022	14,500.45	14,213	20,233
3/31/2022	15,409.63	15,121	20,769
4/30/2022	15,008.14	14,714	19,126
5/31/2022	15,535.75	15,210	19,237
6/30/2022	14,349.68	14,032	17,591
7/31/2022	15,184.33	14,857	18,889
8/31/2022	14,663.34	14,359	18,101
9/30/2022	12,868.89	12,596	16,394
10/31/2022	13,540.61	13,239	17,509
11/30/2022	14,637.9	14,251	18,913
12/31/2022	14,113.64	13,776	18,128
1/31/2023	14,916.67	14,570	19,428
2/28/2023	14,222.83	13,911	18,876
3/31/2023	14,539.16	14,203	19,522
4/30/2023	14,931.94	14,580	19,858
5/31/2023	14,068.66	13,705	19,689
6/30/2023	14,500.24	14,141	20,860
7/31/2023	14,686.96	14,333	21,534
8/31/2023	14,071.24	13,707	21,009
9/30/2023	13,501.07	13,161	20,097
10/31/2023	13,377.95	13,014	19,558
11/30/2023	14,654.21	14,279	21,348
12/31/2023	15,025.92	14,636	22,366
1/31/2024	14,639.09	14,280	22,572
2/29/2024	14,665.68	14,270	23,572
3/31/2024	15,138.78	14,725	24,378
4/30/2024	14,712.37	14,307	23,532
5/31/2024	15,360.81	14,919	24,610
6/30/2024	15,114.9	14,675	25,161
7/31/2024	16,063.41	15,595	25,586
8/31/2024	16,739.55	16,258	26,229
9/30/2024	17,122.12	16,640	26,759
10/31/2024	16,862.48	16,353	26,239
11/30/2024	17,804.18	17,277	27,247
12/31/2024	16,783.82	16,282	26,609
1/31/2025	16,875.9	16,395	27,488
2/28/2025	17,345.84	16,844	27,408
3/31/2025	18,010.62	17,462	26,287
4/30/2025	18,444.14	17,890	26,458
5/31/2025	18,619.03	18,035	28,037
6/30/2025	18,823.07	18,211	29,290
7/31/2025	18,551.64	17,987	29,662
8/31/2025	18,865.73	18,266	30,452
9/30/2025	19,094.59	18,489	31,572
10/31/2025	18,613.67	18,021	32,282
11/30/2025	19,370.62	18,749	32,366
12/31/2025	19,202.32	18,567	32,729
1/31/2026	20,142.85	19,522	33,678
2/28/2026	22,031.13	21,304	34,126
3/31/2026	21,387.13	20,646	31,819
4/30/2026	22,003.86	21,261	35,049
5/31/2026	21,362.73	20,651	36,913

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
DJ Brookfield Global Infrastructure ETF	14.74%	8.89%	7.89%
Dow Jones Brookfield Global Infrastructure Composite Index	14.50%	8.56%	7.52%
S&P Global 1200 Index	31.64%	12.94%	13.94%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "Dow Jones Brookfield Global Infrastructure Composite Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the Dow Jones Brookfield Global Infrastructure Composite Index are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$174,287,165
  Number of Portfolio Holdings114
  Net Investment Advisory Fees$723,114
  Portfolio Turnover Rate16%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	91%
Master Limited Partnership	8%
Closed End Fund	-%Footnote Reference*
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

* Represents less than 0.5% of net assets.

Sector Weights

Table Summary
Sector	% of Exposure
Utilities	39.0%
Energy	37.7%
Industrials	13.7%
Real Estate	6.9%
Communication Services	2.3%
Financials	0.4%

Largest Holdings

Table Summary
Holdings	% of Net Assets
Enbridge, Inc.	7.4%
National Grid plc	5.0%
Vinci SA	4.5%
TC Energy Corp.	4.3%
American Tower Corp.	4.0%
Williams Cos., Inc. (The)	4.0%
E.ON SE	2.9%
Kinder Morgan, Inc.	2.8%
Energy Transfer LP	2.8%
Sempra	2.7%

Country Weights

Table Summary
Country	% of Exposure
United States	47.2%
Canada	18.0%
United Kingdom	7.3%
Spain	6.3%
France	5.5%
Germany	3.1%
Australia	2.9%
Italy	2.7%
China	1.5%
Japan	1.1%
Other	4.4%

DJ Brookfield Global Infrastructure ETF - TOLZ

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

TOLZ526

Equities for Rising Rates ETF

EQRR - The Nasdaq Stock Market

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Equities for Rising Rates ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EQRR	$42	0.35%

How Did the Fund Perform Last Year?

Equities for Rising Rates ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the Nasdaq U.S. Large Cap Equities for Rising Rates Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Rising interest rates drove material outperformance of EQRR compared to the S&P 500. For the year ended May 31, 2026, the Fund had a total return of 38.33%. For the same period, the Index had a total return of 38.96% and a volatility of 13.27%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund's index, and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Equities for Rising Rates ETF : $23,765	Nasdaq U.S. Large Cap Equities for Rising Rates Index : $24,593	Nasdaq Composite Index : $45,331
7/24/2017	10,000	10,000	10,000
7/31/2017	10,047.98	10,049	9,903
8/31/2017	9,738.3	9,741	10,045
9/30/2017	10,568.29	10,577	10,157
10/31/2017	10,812	10,826	10,523
11/30/2017	11,227.5	11,247	10,769
12/31/2017	11,702.17	11,728	10,821
1/31/2018	12,391.31	12,425	11,622
2/28/2018	11,714.51	11,748	11,420
3/31/2018	11,688.17	11,725	11,101
4/30/2018	12,121.99	12,165	11,110
5/31/2018	12,514.69	12,563	11,721
6/30/2018	12,147.03	12,197	11,836
7/31/2018	12,698.32	12,756	12,095
8/31/2018	12,808.91	12,871	12,803
9/30/2018	12,623.28	12,687	12,713
10/31/2018	11,222.69	11,281	11,549
11/30/2018	11,156.67	11,218	11,605
12/31/2018	9,609.47	9,660	10,514
1/31/2019	10,808.85	10,871	11,544
2/28/2019	10,942.06	11,008	11,959
3/31/2019	10,642.64	10,708	12,282
4/30/2019	11,142.11	11,216	12,868
5/31/2019	9,785.02	9,849	11,866
6/30/2019	10,717.91	10,809	12,757
7/31/2019	10,781.1	10,877	13,031
8/31/2019	9,722.58	9,807	12,710
9/30/2019	10,276.23	10,372	12,779
10/31/2019	10,421.98	10,524	13,253
11/30/2019	11,028.73	11,142	13,868
12/31/2019	11,473.2	11,597	14,371
1/31/2020	10,471.53	10,585	14,663
2/29/2020	9,085.74	9,182	13,744
3/31/2020	6,322.4	6,382	12,365
4/30/2020	7,415.92	7,491	14,281
5/31/2020	7,700.13	7,781	15,265
6/30/2020	7,887.85	7,971	16,191
7/31/2020	8,049.8	8,139	17,300
8/31/2020	8,320.57	8,416	18,978
9/30/2020	7,888.74	7,979	18,010
10/31/2020	7,911.38	8,005	17,603
11/30/2020	9,806.18	9,932	19,700
12/31/2020	10,351.01	10,491	20,825
1/31/2021	10,365.62	10,507	21,125
2/28/2021	11,837.96	12,007	21,338
3/31/2021	12,372.87	12,554	21,441
4/30/2021	12,850.52	13,044	22,605
5/31/2021	13,543.29	13,752	22,279
6/30/2021	13,332.64	13,542	23,516
7/31/2021	12,978.15	13,184	23,796
8/31/2021	13,318.22	13,534	24,766
9/30/2021	13,214.98	13,434	23,461
10/31/2021	14,064.69	14,304	25,172
11/30/2021	13,395.42	13,626	25,255
12/31/2021	13,985.05	14,232	25,442
1/31/2022	14,392.38	14,652	23,162
2/28/2022	14,600.59	14,868	22,386
3/31/2022	14,901.55	15,180	23,165
4/30/2022	14,040.03	14,307	20,098
5/31/2022	14,985.88	15,279	19,710
6/30/2022	12,444.61	12,683	18,005
7/31/2022	13,547.86	13,813	20,236
8/31/2022	13,604.51	13,875	19,319
9/30/2022	12,333.17	12,578	17,302
10/31/2022	14,374.22	14,669	17,984
11/30/2022	15,236.77	15,555	18,795
12/31/2022	14,319.17	14,619	17,166
1/31/2023	15,714.45	16,051	19,006
2/28/2023	15,197.42	15,527	18,814
3/31/2023	13,991.9	14,294	20,089
4/30/2023	13,843.59	14,148	20,104
5/31/2023	12,891.5	13,177	21,296
6/30/2023	14,097.89	14,419	22,712
7/31/2023	15,434.79	15,796	23,638
8/31/2023	14,963.67	15,317	23,154
9/30/2023	14,570.42	14,917	21,818
10/31/2023	13,760.72	14,091	21,216
11/30/2023	14,657.71	15,015	23,513
12/31/2023	15,618.88	16,005	24,825
1/31/2024	15,637.82	16,030	25,084
2/29/2024	16,504.25	16,925	26,644
3/31/2024	17,867.88	18,333	27,137
4/30/2024	17,173.85	17,627	25,948
5/31/2024	17,406.56	17,872	27,759
6/30/2024	17,103.23	17,565	29,433
7/31/2024	17,294.3	17,767	29,218
8/31/2024	17,260.81	17,738	29,435
9/30/2024	17,088.42	17,565	30,247
10/31/2024	17,061.23	17,542	30,099
11/30/2024	18,472.27	19,001	31,992
12/31/2024	16,882.68	17,367	32,168
1/31/2025	17,512.04	18,022	32,702
2/28/2025	17,820.95	18,346	31,423
3/31/2025	17,617.1	18,141	28,865
4/30/2025	16,612.04	17,107	29,119
5/31/2025	17,179.77	17,697	31,929
6/30/2025	17,784.79	18,327	34,050
7/31/2025	18,173.42	18,736	35,316
8/31/2025	18,957.47	19,551	35,899
9/30/2025	18,999.51	19,601	37,938
10/31/2025	18,944.02	19,551	39,729
11/30/2025	19,187.15	19,807	39,153
12/31/2025	19,419.51	20,052	38,969
1/31/2026	20,281.23	20,953	39,347
2/28/2026	20,646.44	21,336	38,036
3/31/2026	21,027.56	21,739	36,256
4/30/2026	22,826.53	23,613	41,807
5/31/2026	23,764.67	24,593	45,331

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	Since Inception (7/24/17)
Equities for Rising Rates ETF	38.33%	11.90%	10.27%
Nasdaq U.S. Large Cap Equities for Rising Rates Index	38.96%	12.31%	10.70%
Nasdaq Composite Index	41.98%	15.26%	18.62%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

Nasdaq® is a registered trademark of Nasdaq, Inc. and is licensed for use by ProShare Advisors LLC. ProShares ETFs have not been passed on by Nasdaq, Inc. or its affiliates as to their legality or suitability. ProShares ETFs based on the Nasdaq U.S. Large Cap Equities for Rising Rates Index are not issued, sponsored, endorsed, sold, or promoted by Nasdaq, Inc. or its affiliates, and they make no representation regarding the advisability of investing in ProShares ETFs.

Key Fund Statistics

  Net Assets$62,783,604
  Number of Portfolio Holdings51
  Net Investment Advisory Fees$57,561
  Portfolio Turnover Rate155%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Information Technology	33.7%
Energy	24.0%
Financials	19.2%
Communication Services	12.2%
Industrials	6.2%
Consumer Discretionary	4.7%

Largest Holdings

Table Summary
Holdings	% of Net Assets
Marvell Technology, Inc.	4.7%
Crowdstrike Holdings, Inc., Class A	4.3%
Lam Research Corp.	3.3%
HP, Inc.	3.0%
Alphabet, Inc., Class A	3.0%
KLA Corp.	2.9%
Applied Materials, Inc.	2.9%
NVIDIA Corp.	2.7%
Synopsys, Inc.	2.7%
Baker Hughes Co., Class A	2.6%

Equities for Rising Rates ETF - EQRR

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

EQRR526

Global Listed Private Equity ETF

PEX - Cboe BZX Exchange

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Global Listed Private Equity ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PEX	$57	0.60%

How Did the Fund Perform Last Year?

Global Listed Private Equity ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the LPX Direct Listed Private Equity Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Overlap with private credit contributed to underperformance. For the year ended May 31, 2026, the Fund had a total return of -10.53%. For the same period, the Index had a total return of -10.28% and a volatility of 14.36%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Global Listed Private Equity ETF : $15,716	LPX Direct Listed Private Equity Index : $16,216	S&P Global 1200 Index : $36,913
5/31/2016	10,000	10,000	10,000
6/30/2016	9,612.81	9,608	9,924
7/31/2016	10,117.83	10,125	10,349
8/31/2016	10,257.46	10,243	10,384
9/30/2016	10,326.89	10,330	10,427
10/31/2016	10,057.5	10,057	10,260
11/30/2016	10,336.7	10,348	10,395
12/31/2016	10,646.8	10,674	10,643
1/31/2017	10,833.89	10,848	10,915
2/28/2017	10,867.92	10,906	11,211
3/31/2017	11,096.73	11,122	11,365
4/30/2017	11,640.16	11,581	11,538
5/31/2017	11,882.6	11,842	11,791
6/30/2017	12,018.98	11,934	11,856
7/31/2017	12,327.04	12,244	12,172
8/31/2017	11,971	11,893	12,210
9/30/2017	12,384.98	12,333	12,475
10/31/2017	12,341.89	12,295	12,734
11/30/2017	12,180.94	12,120	12,988
12/31/2017	12,245.25	12,184	13,180
1/31/2018	12,706.81	12,656	13,905
2/28/2018	12,260.35	12,200	13,327
3/31/2018	12,091.25	12,033	13,045
4/30/2018	12,366.07	12,322	13,199
5/31/2018	12,302.88	12,259	13,249
6/30/2018	12,268.48	12,223	13,226
7/31/2018	12,785.48	12,753	13,657
8/31/2018	12,571.04	12,558	13,795
9/30/2018	12,576.33	12,556	13,897
10/31/2018	11,744.13	11,730	12,888
11/30/2018	11,547.26	11,535	13,055
12/31/2018	10,625.57	10,594	12,104
1/31/2019	11,596.22	11,606	13,028
2/28/2019	11,962.67	11,973	13,398
3/31/2019	11,814.9	11,821	13,589
4/30/2019	12,415.4	12,419	14,086
5/31/2019	11,970.41	11,972	13,275
6/30/2019	12,536.85	12,570	14,147
7/31/2019	12,412.97	12,482	14,181
8/31/2019	12,335.39	12,380	13,917
9/30/2019	12,742.99	12,792	14,250
10/31/2019	12,749.15	12,799	14,627
11/30/2019	12,925.55	12,984	15,010
12/31/2019	13,275.05	13,342	15,519
1/31/2020	13,258.48	13,328	15,384
2/29/2020	11,868.73	11,911	14,124
3/31/2020	8,238.35	8,225	12,304
4/30/2020	9,292.94	9,325	13,576
5/31/2020	10,022.9	10,063	14,185
6/30/2020	10,072.68	10,098	14,595
7/31/2020	10,395	10,451	15,283
8/31/2020	11,065.55	11,129	16,247
9/30/2020	10,878.08	10,930	15,705
10/31/2020	10,469.19	10,514	15,273
11/30/2020	12,509.84	12,600	17,168
12/31/2020	13,195.2	13,284	17,935
1/31/2021	13,177.75	13,283	17,796
2/28/2021	14,044.1	14,191	18,251
3/31/2021	14,651.86	14,787	18,884
4/30/2021	15,594.19	15,755	19,740
5/31/2021	15,976.89	16,128	20,081
6/30/2021	15,777.86	15,936	20,304
7/31/2021	16,397.84	16,578	20,544
8/31/2021	16,612.32	16,804	21,049
9/30/2021	16,281.58	16,478	20,172
10/31/2021	16,883.08	17,105	21,277
11/30/2021	16,145.01	16,302	20,873
12/31/2021	16,811.75	17,040	21,797
1/31/2022	15,837.88	16,048	20,788
2/28/2022	15,246.82	15,480	20,233
3/31/2022	15,397.49	15,672	20,769
4/30/2022	14,147.53	14,376	19,126
5/31/2022	13,932.61	14,150	19,237
6/30/2022	12,450.9	12,631	17,591
7/31/2022	13,687.73	13,914	18,889
8/31/2022	12,742.65	12,973	18,101
9/30/2022	11,053.96	11,224	16,394
10/31/2022	12,000.65	12,214	17,509
11/30/2022	13,026.68	13,183	18,913
12/31/2022	12,511.45	12,712	18,128
1/31/2023	13,602.89	13,850	19,428
2/28/2023	13,659.27	13,960	18,876
3/31/2023	13,156.72	13,429	19,522
4/30/2023	13,572.74	13,853	19,858
5/31/2023	13,521.31	13,783	19,689
6/30/2023	13,986.32	14,289	20,860
7/31/2023	14,397.36	14,737	21,534
8/31/2023	14,127.66	14,447	21,009
9/30/2023	13,885.42	14,214	20,097
10/31/2023	13,078.83	13,366	19,558
11/30/2023	14,508.55	14,867	21,348
12/31/2023	15,382.65	15,768	22,366
1/31/2024	15,602.58	16,039	22,572
2/29/2024	15,596.89	16,012	23,572
3/31/2024	16,269.69	16,721	24,378
4/30/2024	16,265.11	16,736	23,532
5/31/2024	16,736.89	17,211	24,610
6/30/2024	16,527.43	16,970	25,161
7/31/2024	16,863.35	17,317	25,586
8/31/2024	16,779.99	17,247	26,229
9/30/2024	17,095.88	17,592	26,759
10/31/2024	16,694.5	17,144	26,239
11/30/2024	17,459.8	17,948	27,247
12/31/2024	17,299.99	17,797	26,609
1/31/2025	18,067.3	18,616	27,488
2/28/2025	18,116.54	18,668	27,408
3/31/2025	17,171.12	17,673	26,287
4/30/2025	17,116.07	17,623	26,458
5/31/2025	17,565.97	18,073	28,037
6/30/2025	18,234.59	18,745	29,290
7/31/2025	18,175.84	18,741	29,662
8/31/2025	18,316.07	18,876	30,452
9/30/2025	17,791.04	18,336	31,572
10/31/2025	17,642.06	18,193	32,282
11/30/2025	17,216.22	17,755	32,366
12/31/2025	17,504.33	18,042	32,729
1/31/2026	17,489.44	18,088	33,678
2/28/2026	16,114.68	16,617	34,126
3/31/2026	14,907.44	15,351	31,819
4/30/2026	16,152.72	16,651	35,049
5/31/2026	15,716.11	16,216	36,913

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Global Listed Private Equity ETF	-10.53%	-0.33%	4.62%
LPX Direct Listed Private Equity Index	-10.28%	0.11%	4.95%
S&P Global 1200 Index	31.64%	12.94%	13.94%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"LPX®  Direct Listed Private Equity Index" and "LPX®" are registered trademarks of LPX GmbH and have been licensed for use by ProShares. ProShares have not been passed on by LPX GmbH as to their legality or suitability. ProShares based on the LPX® Direct Listed Private Equity Index are not sponsored, endorsed, sold, or promoted by LPX GmbH, and it makes no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$11,119,680
  Number of Portfolio Holdings32
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate23%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	87%
Closed End Fund	12%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Country Weights

Table Summary
Country	% of Exposure
United States	46.2%
United Kingdom	20.7%
Belgium	9.6%
Canada	8.6%
France	8.2%
Sweden	3.8%
Switzerland	2.9%

Largest Holdings

Table Summary
Holdings	% of Net Assets
Ares Capital Corp.	10.2%
3i Group plc	8.6%
Onex Corp.	8.5%
Sofina SA	7.2%
Main Street Capital Corp.	7.0%
FS KKR Capital Corp.	4.5%
Golub Capital BDC, Inc.	4.5%
Hercules Capital, Inc.	4.4%
Eurazeo SE	4.1%
Wendel SE	4.1%

Global Listed Private Equity ETF - PEX

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

PEX526

Hedge Replication ETF

HDG - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Hedge Replication ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HDG	$101	0.95%

How Did the Fund Perform Last Year?

Hedge Replication ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the Merrill Lynch Factor Model — Exchange Series (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Lack of correlation to interest rates drove outperformance compared to the aggregate bond index which was impacted by rising interest rates. For the year ended May 31, 2026, the Fund had a total return of 13.49%. For the same period, the Index had a total return of 14.43% and a volatility of 4.42%. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Hedge Replication ETF : $14,686	Merrill Lynch Factor Model — Exchange Series : $16,191	S&P 500® Index : $42,817
5/31/2016	10,000	10,000	10,000
6/30/2016	9,980.64	9,972	10,026
7/31/2016	10,119.75	10,134	10,396
8/31/2016	10,140.02	10,164	10,411
9/30/2016	10,173.81	10,196	10,413
10/31/2016	10,104.76	10,147	10,223
11/30/2016	10,158.13	10,205	10,601
12/31/2016	10,224.38	10,294	10,811
1/31/2017	10,302.17	10,368	11,017
2/28/2017	10,348.08	10,436	11,454
3/31/2017	10,430.19	10,507	11,468
4/30/2017	10,468.67	10,560	11,586
5/31/2017	10,480.55	10,583	11,749
6/30/2017	10,514.47	10,619	11,822
7/31/2017	10,567.58	10,686	12,066
8/31/2017	10,566.11	10,692	12,103
9/30/2017	10,677.28	10,810	12,352
10/31/2017	10,739.65	10,883	12,640
11/30/2017	10,735.13	10,899	13,028
12/31/2017	10,783.35	10,957	13,173
1/31/2018	10,936.24	11,120	13,928
2/28/2018	10,777.29	10,990	13,414
3/31/2018	10,746.75	10,930	13,073
4/30/2018	10,769.1	10,994	13,123
5/31/2018	10,817.63	11,034	13,439
6/30/2018	10,749.81	10,982	13,522
7/31/2018	10,885.34	11,105	14,025
8/31/2018	10,896.38	11,146	14,483
9/30/2018	10,872.09	11,131	14,565
10/31/2018	10,504.23	10,765	13,569
11/30/2018	10,629.84	10,889	13,846
12/31/2018	10,329.03	10,608	12,595
1/31/2019	10,705.27	10,979	13,604
2/28/2019	10,800.06	11,106	14,041
3/31/2019	10,826.5	11,137	14,313
4/30/2019	10,961.79	11,280	14,893
5/31/2019	10,686.61	11,010	13,947
6/30/2019	10,949.54	11,291	14,931
7/31/2019	10,938	11,309	15,146
8/31/2019	10,826.37	11,183	14,906
9/30/2019	10,935.37	11,300	15,185
10/31/2019	11,060.85	11,441	15,515
11/30/2019	11,165.67	11,557	16,078
12/31/2019	11,310.31	11,718	16,563
1/31/2020	11,223.96	11,656	16,557
2/29/2020	10,924.78	11,330	15,194
3/31/2020	10,337.94	10,737	13,318
4/30/2020	10,729.48	11,163	15,025
5/31/2020	10,928.82	11,352	15,740
6/30/2020	11,092.38	11,540	16,053
7/31/2020	11,091.9	11,564	16,959
8/31/2020	11,216.99	11,704	18,178
9/30/2020	11,110.6	11,575	17,487
10/31/2020	11,148.03	11,631	17,022
11/30/2020	11,788.89	12,315	18,886
12/31/2020	12,138.12	12,695	19,611
1/31/2021	12,295.82	12,868	19,413
2/28/2021	12,504.55	13,093	19,949
3/31/2021	12,506.41	13,096	20,823
4/30/2021	12,626.89	13,245	21,935
5/31/2021	12,629.97	13,254	22,088
6/30/2021	12,686.52	13,334	22,603
7/31/2021	12,499.23	13,150	23,141
8/31/2021	12,596.38	13,272	23,844
9/30/2021	12,378.24	13,052	22,736
10/31/2021	12,578.67	13,278	24,329
11/30/2021	12,364.91	13,061	24,161
12/31/2021	12,470.69	13,193	25,244
1/31/2022	12,098.44	12,783	23,939
2/28/2022	12,053.32	12,770	23,223
3/31/2022	12,021.41	12,770	24,085
4/30/2022	11,552.38	12,298	21,984
5/31/2022	11,607.28	12,343	22,024
6/30/2022	11,267.02	11,983	20,207
7/31/2022	11,496.53	12,236	22,070
8/31/2022	11,369.2	12,157	21,170
9/30/2022	10,920.63	11,677	19,220
10/31/2022	11,097.47	11,851	20,777
11/30/2022	11,548.95	12,297	21,938
12/31/2022	11,435.27	12,252	20,674
1/31/2023	11,852.65	12,669	21,973
2/28/2023	11,802.92	12,645	21,437
3/31/2023	11,748.05	12,583	22,223
4/30/2023	11,745.58	12,587	22,570
5/31/2023	11,719.45	12,568	22,667
6/30/2023	11,899.38	12,768	24,165
7/31/2023	12,076.78	12,980	24,941
8/31/2023	11,931.63	12,834	24,545
9/30/2023	11,842.62	12,760	23,374
10/31/2023	11,697.04	12,586	22,883
11/30/2023	11,953.79	12,891	24,972
12/31/2023	12,261.46	13,238	26,106
1/31/2024	12,189.1	13,181	26,545
2/29/2024	12,359.73	13,359	27,962
3/31/2024	12,506.42	13,523	28,862
4/30/2024	12,387.26	13,420	27,685
5/31/2024	12,533.25	13,558	29,058
6/30/2024	12,523.05	13,573	30,101
7/31/2024	12,810.1	13,888	30,468
8/31/2024	12,779.12	13,877	31,209
9/30/2024	12,871.96	14,002	31,877
10/31/2024	12,823.03	13,940	31,587
11/30/2024	13,050.27	14,190	33,441
12/31/2024	12,895.62	14,049	32,645
1/31/2025	13,047.45	14,238	33,552
2/28/2025	13,033.24	14,205	33,116
3/31/2025	12,802.71	13,948	31,252
4/30/2025	12,701.73	13,875	31,039
5/31/2025	12,940.74	14,149	32,992
6/30/2025	13,083.97	14,301	34,671
7/31/2025	13,207.4	14,464	35,447
8/31/2025	13,390.42	14,653	36,167
9/30/2025	13,589.42	14,878	37,487
10/31/2025	13,741.84	15,064	38,364
11/30/2025	13,755.87	15,078	38,460
12/31/2025	13,793.46	15,140	38,483
1/31/2026	14,029.64	15,430	39,041
2/28/2026	14,161.22	15,583	38,745
3/31/2026	13,864.73	15,175	36,815
4/30/2026	14,403.24	15,818	40,677
5/31/2026	14,686.32	16,191	42,817

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Hedge Replication ETF	13.49%	3.06%	3.92%
Merrill Lynch Factor Model — Exchange Series	14.43%	4.08%	4.93%
S&P 500® Index	29.78%	14.14%	15.64%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"Merrill Lynch Factor Model® – Exchange Series," "Merrill Lynch Factor Model®," and "Merrill Lynch InternationalTM" are intellectual property of Merrill Lynch, Pierce, Fenner & Smith IncorporatedTM or its affiliates ("BofAML") and have been licensed for use by ProShares. Certain trademarks and other marks are property of Standard & Poor's Financial Services LLC, MSCI Inc., Russell Investments, or their respective affiliates (collectively, "the Index Entities") and have been licensed for use by BofAML. ProShares have not been passed on by BofAML or the Index Entities as to their legality or suitability. ProShares are not sponsored, endorsed, recommended, sold or promoted by BofAML or the Index Entities, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$21,565,686
  Number of Portfolio Holdings1,934
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate45%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	15%
iShares® MSCI Emerging Markets ETF Long Swaps	12%
iShares® MSCI EAFE ETF Long Swaps	7%
S&P 500® Total Return Index Long Swaps	4%
Russell 2000® Total Return Index Long Swaps	-%Footnote Reference*
E-Mini Euro Futures	(7)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

* Represents less than 0.5% of net assets.

Sector Weights

Table Summary
Sector	% of Exposure
Industrials	19.6%
Information Technology	18.5%
Health Care	16.2%
Financials	15.9%
Consumer Discretionary	7.6%
Energy	5.6%
Real Estate	5.0%
Materials	4.7%
Utilities	2.7%
Communication Services	2.6%
Other	1.6%

Largest Holdings

Table Summary
Holdings	% of Net Assets
Bloom Energy Corp., Class A	0.3%
Credo Technology Group Holding Ltd.	0.2%
Sterling Infrastructure, Inc.	0.1%
IonQ, Inc.	0.1%
Fabrinet	0.1%
Nextpower, Inc., Class A	0.1%
Coeur Mining, Inc.	0.1%
TTM Technologies, Inc.	0.1%
EchoStar Corp., Class A	0.1%
Guardant Health, Inc.	0.1%

Hedge Replication ETF - HDG

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

HDG526

High Yield-Interest Rate Hedged

HYHG - Cboe BZX Exchange

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about High Yield-Interest Rate Hedged (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HYHG	$52	0.50%

How Did the Fund Perform Last Year?

High Yield-Interest Rate Hedged (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the FTSE High Yield (Treasury Rate-Hedged) Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Modest spread tightening added to performance while rising interest rates drove modest outperformance compared to unhedged high yield bonds. For the year ended May 31, 2026, the Fund had a total return of 7.98%. For the same period, the Index had a total return of 8.56% and a volatility of 3.03%. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	High Yield-Interest Rate Hedged : $18,124	FTSE High Yield (Treasury Rate-Hedged) Index : $19,046	Bloomberg U.S. Aggregate Bond Index : $11,748
5/31/2016	10,000	10,000	10,000
6/30/2016	9,909.33	9,937	10,180
7/31/2016	10,132.96	10,164	10,241
8/31/2016	10,426.28	10,455	10,231
9/30/2016	10,468.71	10,512	10,221
10/31/2016	10,498.01	10,535	10,139
11/30/2016	10,741.12	10,727	9,896
12/31/2016	10,973.51	10,978	9,905
1/31/2017	11,033.66	11,070	9,925
2/28/2017	11,187.81	11,230	9,995
3/31/2017	11,151.85	11,201	9,985
4/30/2017	11,154.65	11,217	10,065
5/31/2017	11,228.92	11,292	10,145
6/30/2017	11,259.8	11,325	10,135
7/31/2017	11,373.74	11,454	10,175
8/31/2017	11,252.18	11,345	10,267
9/30/2017	11,414.1	11,492	10,216
10/31/2017	11,452.23	11,542	10,226
11/30/2017	11,447.26	11,550	10,216
12/31/2017	11,459.31	11,579	10,267
1/31/2018	11,682.65	11,808	10,144
2/28/2018	11,624.43	11,741	10,052
3/31/2018	11,460.19	11,589	10,113
4/30/2018	11,637.24	11,782	10,042
5/31/2018	11,576.96	11,736	10,112
6/30/2018	11,677.35	11,832	10,102
7/31/2018	11,889.49	12,047	10,102
8/31/2018	11,891.26	12,070	10,163
9/30/2018	12,063.58	12,250	10,102
10/31/2018	11,879.55	12,059	10,021
11/30/2018	11,722.4	11,914	10,081
12/31/2018	11,207.75	11,416	10,262
1/31/2019	11,768.03	12,013	10,375
2/28/2019	11,992.93	12,237	10,365
3/31/2019	12,002.4	12,262	10,562
4/30/2019	12,206.59	12,476	10,562
5/31/2019	11,866.32	12,136	10,752
6/30/2019	12,135.53	12,414	10,892
7/31/2019	12,224.31	12,506	10,914
8/31/2019	12,062.61	12,356	11,197
9/30/2019	12,115.34	12,409	11,141
10/31/2019	12,150.23	12,455	11,175
11/30/2019	12,253.98	12,561	11,164
12/31/2019	12,516.45	12,819	11,152
1/31/2020	12,345.11	12,667	11,364
2/29/2020	11,991.52	12,290	11,569
3/31/2020	10,761.17	11,011	11,499
4/30/2020	11,013.24	11,238	11,706
5/31/2020	11,472.25	11,701	11,765
6/30/2020	11,404.68	11,630	11,836
7/31/2020	11,973.09	12,248	12,013
8/31/2020	12,053.19	12,349	11,917
9/30/2020	11,927.17	12,222	11,905
10/31/2020	11,954.83	12,277	11,857
11/30/2020	12,402.41	12,736	11,976
12/31/2020	12,583.98	12,939	11,988
1/31/2021	12,611.33	12,970	11,904
2/28/2021	12,692.8	13,066	11,737
3/31/2021	12,832.39	13,198	11,597
4/30/2021	12,893.92	13,264	11,689
5/31/2021	12,874	13,243	11,724
6/30/2021	13,017.22	13,386	11,806
7/31/2021	12,938.47	13,312	11,936
8/31/2021	13,055.67	13,437	11,912
9/30/2021	13,151.28	13,531	11,805
10/31/2021	13,151.99	13,547	11,805
11/30/2021	12,957.04	13,354	11,841
12/31/2021	13,276.8	13,715	11,805
1/31/2022	13,046.27	13,477	11,545
2/28/2022	13,036.05	13,440	11,418
3/31/2022	13,319.92	13,731	11,099
4/30/2022	13,029.53	13,462	10,677
5/31/2022	13,075.12	13,467	10,741
6/30/2022	12,175.47	12,545	10,569
7/31/2022	12,827.49	13,285	10,823
8/31/2022	12,750.43	13,214	10,520
9/30/2022	12,669.01	13,091	10,067
10/31/2022	13,204.03	13,686	9,937
11/30/2022	13,150.48	13,602	10,304
12/31/2022	13,077.1	13,533	10,253
1/31/2023	13,441.49	13,902	10,571
2/28/2023	13,548.81	14,047	10,296
3/31/2023	13,434.56	13,897	10,553
4/30/2023	13,486.66	13,986	10,616
5/31/2023	13,471.95	14,013	10,500
6/30/2023	13,963.37	14,515	10,458
7/31/2023	14,207.15	14,759	10,447
8/31/2023	14,298.6	14,856	10,384
9/30/2023	14,325.3	14,867	10,125
10/31/2023	14,263.82	14,773	9,963
11/30/2023	14,677.16	15,213	10,411
12/31/2023	14,987.01	15,560	10,807
1/31/2024	15,003.88	15,576	10,774
2/29/2024	15,265.38	15,866	10,624
3/31/2024	15,419.44	16,054	10,719
4/30/2024	15,599.99	16,213	10,451
5/31/2024	15,671.96	16,283	10,629
6/30/2024	15,695.55	16,368	10,725
7/31/2024	15,833.4	16,472	10,971
8/31/2024	15,963.82	16,639	11,125
9/30/2024	16,132.78	16,819	11,269
10/31/2024	16,352.43	17,054	10,988
11/30/2024	16,527.8	17,236	11,109
12/31/2024	16,610.92	17,312	10,931
1/31/2025	16,839.12	17,549	10,985
2/28/2025	16,745.14	17,472	11,227
3/31/2025	16,490.7	17,207	11,227
4/30/2025	16,389.48	17,107	11,272
5/31/2025	16,787.31	17,543	11,193
6/30/2025	17,002.29	17,764	11,361
7/31/2025	17,134.68	17,919	11,327
8/31/2025	17,200.25	17,994	11,463
9/30/2025	17,355.28	18,176	11,589
10/31/2025	17,372.49	18,188	11,659
11/30/2025	17,415.29	18,247	11,728
12/31/2025	17,580.45	18,389	11,717
1/31/2026	17,705.22	18,553	11,728
2/28/2026	17,585.93	18,443	11,916
3/31/2026	17,629.18	18,474	11,702
4/30/2026	17,960.54	18,850	11,713
5/31/2026	18,123.66	19,046	11,748

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
High Yield-Interest Rate Hedged	7.98%	7.08%	6.13%
FTSE High Yield (Treasury Rate-Hedged) Index	8.56%	7.53%	6.65%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Neither Bloomberg nor Bloomberg's licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Key Fund Statistics

  Net Assets$175,188,666
  Number of Portfolio Holdings242
  Net Investment Advisory Fees$826,714
  Portfolio Turnover Rate79%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Corporate Bonds	94%
U.S. 10 Year Treasury Note Futures	(16)%
U.S. 2 Year Treasury Note Futures	(32)%
U.S. 5 Year Treasury Note Futures	(47)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Communication Services	23.8%
Industrials	13.8%
Consumer Discretionary	12.5%
Financials	12.1%
Health Care	9.1%
Information Technology	7.2%
Materials	6.6%
Energy	6.1%
Utilities	3.6%
Consumer Staples	2.7%
Other	2.5%

Largest Holdings

Table Summary
Holdings	% of Net Assets
1261229 BC Ltd. 10.00%, due 04/15/32	1.5%
Quikrete Holdings, Inc. 6.38%, due 03/01/32	1.4%
Asurion LLC 8.00%, due 12/31/32	1.4%
EchoStar Corp. 10.75%, due 11/30/29	1.2%
Cloud Software Group, Inc. 6.50%, due 03/31/29	1.2%
Level 3 Financing, Inc. 6.88%, due 06/30/33	1.1%
Carnival Corp. Ltd. 5.75%, due 08/01/32	0.9%
Discovery Global Holdings, Inc. 5.05%, due 03/15/42	0.9%
CoreWeave, Inc. 9.25%, due 06/01/30	0.9%
WULF Compute LLC 7.75%, due 10/15/30	0.9%

High Yield-Interest Rate Hedged - HYHG

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

HYHG526

Inflation Expectations ETF

RINF - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Inflation Expectations ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RINF	$30	0.30%

How Did the Fund Perform Last Year?

Inflation Expectations ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. A late rise in inflation expectations still left full period performance muted. For the year ended May 31, 2026, the Fund had a total return of 2.71%. For the same period, the Index had a total return of 3.62% and a volatility of 4.44%. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Inflation Expectations ETF : $15,706	FTSE 30-Year TIPS (Treasury Rate-Hedged) Index : $15,631	Bloomberg U.S. Aggregate Bond Index : $11,748
5/31/2016	10,000	10,000	10,000
6/30/2016	9,814.57	9,849	10,180
7/31/2016	10,040.27	10,067	10,241
8/31/2016	10,133.69	10,181	10,231
9/30/2016	10,204.17	10,232	10,221
10/31/2016	10,409.92	10,458	10,139
11/30/2016	10,699.03	10,787	9,896
12/31/2016	10,611.14	10,690	9,905
1/31/2017	10,699.4	10,780	9,925
2/28/2017	10,646.03	10,727	9,995
3/31/2017	10,643.23	10,710	9,985
4/30/2017	10,573.82	10,628	10,065
5/31/2017	10,271.33	10,307	10,145
6/30/2017	10,035.61	10,062	10,135
7/31/2017	10,155.12	10,168	10,175
8/31/2017	10,018.86	10,028	10,267
9/30/2017	10,205.28	10,213	10,216
10/31/2017	10,291.93	10,288	10,226
11/30/2017	10,402.8	10,377	10,216
12/31/2017	10,576.54	10,546	10,267
1/31/2018	10,946.8	10,896	10,144
2/28/2018	10,913.9	10,858	10,052
3/31/2018	10,743.07	10,690	10,113
4/30/2018	11,164.78	11,072	10,042
5/31/2018	10,901.59	10,784	10,112
6/30/2018	11,054.08	10,915	10,102
7/31/2018	11,230.08	11,050	10,102
8/31/2018	11,145.74	10,955	10,163
9/30/2018	11,279.82	11,066	10,102
10/31/2018	11,166.98	10,957	10,021
11/30/2018	11,089.84	10,837	10,081
12/31/2018	10,437.52	10,186	10,262
1/31/2019	10,721.9	10,428	10,375
2/28/2019	10,878.33	10,550	10,365
3/31/2019	10,644.38	10,332	10,562
4/30/2019	10,954.92	10,600	10,562
5/31/2019	10,536.7	10,206	10,752
6/30/2019	10,380.45	10,034	10,892
7/31/2019	10,618.88	10,217	10,914
8/31/2019	10,008.41	9,736	11,197
9/30/2019	9,934.57	9,625	11,141
10/31/2019	10,117.98	9,802	11,175
11/30/2019	10,323.92	9,984	11,164
12/31/2019	10,616.45	10,245	11,152
1/31/2020	10,518.05	10,147	11,364
2/29/2020	10,066.09	9,699	11,569
3/31/2020	8,799.26	8,494	11,499
4/30/2020	9,494.47	9,221	11,706
5/31/2020	9,571.61	9,210	11,765
6/30/2020	9,730.1	9,372	11,836
7/31/2020	9,937.87	9,565	12,013
8/31/2020	10,419.92	10,000	11,917
9/30/2020	10,262.72	9,906	11,905
10/31/2020	10,444.66	10,087	11,857
11/30/2020	10,613.17	10,251	11,976
12/31/2020	10,848.21	10,482	11,988
1/31/2021	11,166.77	10,818	11,904
2/28/2021	11,273.53	10,909	11,737
3/31/2021	11,874.6	11,508	11,597
4/30/2021	11,822.2	11,451	11,689
5/31/2021	12,026.03	11,645	11,724
6/30/2021	11,950.87	11,603	11,806
7/31/2021	11,894.78	11,563	11,936
8/31/2021	11,904.46	11,571	11,912
9/30/2021	12,074.92	11,736	11,805
10/31/2021	12,057.05	11,770	11,805
11/30/2021	12,330.41	11,995	11,841
12/31/2021	12,601.08	12,284	11,805
1/31/2022	12,281.05	11,964	11,545
2/28/2022	12,589.84	12,274	11,418
3/31/2022	13,411.11	13,099	11,099
4/30/2022	13,898.1	13,582	10,677
5/31/2022	13,547.05	13,231	10,741
6/30/2022	12,888.69	12,584	10,569
7/31/2022	13,308.59	12,977	10,823
8/31/2022	13,669.6	13,301	10,520
9/30/2022	12,868.65	12,481	10,067
10/31/2022	14,551.59	14,080	9,937
11/30/2022	13,810.56	13,379	10,304
12/31/2022	13,639.62	13,220	10,253
1/31/2023	13,209.59	12,807	10,571
2/28/2023	13,828.39	13,398	10,296
3/31/2023	13,539.32	13,127	10,553
4/30/2023	13,374.01	12,983	10,616
5/31/2023	13,688.9	13,292	10,500
6/30/2023	13,819.41	13,439	10,458
7/31/2023	14,019.63	13,650	10,447
8/31/2023	14,043.02	13,692	10,384
9/30/2023	14,573.96	14,231	10,125
10/31/2023	15,042.5	14,722	9,963
11/30/2023	14,407.4	14,122	10,411
12/31/2023	13,793.25	13,526	10,807
1/31/2024	14,047.65	13,770	10,774
2/29/2024	14,228.57	13,945	10,624
3/31/2024	14,261.23	13,903	10,719
4/30/2024	14,691.89	14,399	10,451
5/31/2024	14,723.23	14,444	10,629
6/30/2024	14,628.65	14,366	10,725
7/31/2024	14,491.38	14,227	10,971
8/31/2024	14,425.3	14,163	11,125
9/30/2024	14,550.21	14,276	11,269
10/31/2024	15,003.94	14,708	10,988
11/30/2024	14,811.65	14,529	11,109
12/31/2024	15,094.96	14,814	10,931
1/31/2025	15,254.99	14,993	10,985
2/28/2025	14,982.26	14,743	11,227
3/31/2025	15,102.65	14,878	11,227
4/30/2025	14,896.01	14,686	11,272
5/31/2025	15,290.87	15,086	11,193
6/30/2025	15,200.82	15,009	11,361
7/31/2025	15,231.38	15,049	11,327
8/31/2025	15,315.05	15,144	11,463
9/30/2025	15,242.61	15,076	11,589
10/31/2025	15,264.1	15,102	11,659
11/30/2025	15,168.27	15,026	11,728
12/31/2025	15,324.42	15,190	11,717
1/31/2026	15,366.86	15,245	11,728
2/28/2026	15,139.88	15,034	11,916
3/31/2026	15,189.61	15,093	11,702
4/30/2026	15,524.12	15,437	11,713
5/31/2026	15,706.26	15,631	11,748

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Inflation Expectations ETF	2.71%	5.48%	4.62%
FTSE 30-Year TIPS (Treasury Rate-Hedged) Index	3.62%	6.06%	4.56%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"FTSE®" and "FTSE 30-Year TIPS (Treasury Rate-Hedged)" have been licensed for use by ProShares. FTSE is a trademark of the London Stock Exchange Plc and The Financial Times Limited and is used by the FTSE International Limited ("FTSE") under license. ProShares have not been passed on by FTSE or its affiliates as to their legality or suitability. ProShares based on the FTSE 30-Year TIPS (Treasury Rate-Hedged) are not sponsored, endorsed, sold or promoted by FTSE or its affiliates, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$18,365,414
  Number of Portfolio Holdings8
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Bond inverse index) Long Swaps	134%
FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Inflation-Protected Securities (TIPS) bond) Long Swaps	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
30-Year Treasury Inflation-Protected Securities (TIPS) Bond	100.0%
30-Year U.S. Treasury Bond	(133.1%)

Largest Holdings

The Inflation Expectations ETF primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

Inflation Expectations ETF - RINF

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

RINF526

Investment Grade-Interest Rate Hedged

IGHG - Cboe BZX Exchange

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Investment Grade-Interest Rate Hedged (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
IGHG	$31	0.30%

How Did the Fund Perform Last Year?

Investment Grade–Interest Rate Hedged (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the FTSE Corporate Investment Grade (Treasury Rate- Hedged) Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Modest spread tightening added to performance while rising interest rates drove modest outperformance compared to unhedged investment grade bonds. For the year ended May 31, 2026, the Fund had a total return of 6.54%. For the same period, the Index had a total return of 6.62% and a volatility of 2.14%. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Investment Grade-Interest Rate Hedged : $15,886	FTSE Corporate Investment Grade (Treasury Rate-Hedged) Index : $16,258	Bloomberg U.S. Aggregate Bond Index : $11,748
5/31/2016	10,000	10,000	10,000
6/30/2016	9,899.6	9,904	10,180
7/31/2016	10,042.97	10,069	10,241
8/31/2016	10,213.95	10,227	10,231
9/30/2016	10,203.66	10,216	10,221
10/31/2016	10,280.83	10,301	10,139
11/30/2016	10,397.75	10,409	9,896
12/31/2016	10,522.85	10,540	9,905
1/31/2017	10,533.15	10,544	9,925
2/28/2017	10,595.82	10,611	9,995
3/31/2017	10,590.43	10,607	9,985
4/30/2017	10,600.12	10,626	10,065
5/31/2017	10,664.46	10,692	10,145
6/30/2017	10,752.47	10,788	10,135
7/31/2017	10,861.02	10,911	10,175
8/31/2017	10,730.24	10,773	10,267
9/30/2017	10,920.65	10,963	10,216
10/31/2017	11,015.84	11,075	10,226
11/30/2017	11,010.55	11,078	10,216
12/31/2017	11,116.57	11,195	10,267
1/31/2018	11,280.44	11,359	10,144
2/28/2018	11,173.07	11,245	10,052
3/31/2018	11,005.96	11,076	10,113
4/30/2018	11,033.43	11,103	10,042
5/31/2018	10,911.15	10,985	10,112
6/30/2018	10,808.96	10,880	10,102
7/31/2018	11,101.41	11,184	10,102
8/31/2018	10,998.46	11,089	10,163
9/30/2018	11,179.88	11,268	10,102
10/31/2018	11,036.45	11,126	10,021
11/30/2018	10,821.53	10,894	10,081
12/31/2018	10,635.19	10,723	10,262
1/31/2019	10,992.5	11,066	10,375
2/28/2019	11,125.59	11,187	10,365
3/31/2019	11,161.27	11,234	10,562
4/30/2019	11,381.14	11,453	10,562
5/31/2019	11,128	11,205	10,752
6/30/2019	11,425.89	11,494	10,892
7/31/2019	11,560.21	11,626	10,914
8/31/2019	11,371.18	11,445	11,197
9/30/2019	11,444.89	11,528	11,141
10/31/2019	11,566.11	11,669	11,175
11/30/2019	11,739.68	11,827	11,164
12/31/2019	11,981.08	12,066	11,152
1/31/2020	11,864.25	11,963	11,364
2/29/2020	11,526.11	11,629	11,569
3/31/2020	10,187.9	10,205	11,499
4/30/2020	10,697.95	10,675	11,706
5/31/2020	10,934.99	10,909	11,765
6/30/2020	11,160.32	11,158	11,836
7/31/2020	11,436.83	11,455	12,013
8/31/2020	11,437	11,449	11,917
9/30/2020	11,346.49	11,363	11,905
10/31/2020	11,549.05	11,578	11,857
11/30/2020	11,930.01	11,969	11,976
12/31/2020	12,061.85	12,107	11,988
1/31/2021	12,049.87	12,090	11,904
2/28/2021	12,215.45	12,254	11,737
3/31/2021	12,254.27	12,301	11,597
4/30/2021	12,256.07	12,335	11,689
5/31/2021	12,291.42	12,368	11,724
6/30/2021	12,353.97	12,432	11,806
7/31/2021	12,241.73	12,323	11,936
8/31/2021	12,225.51	12,323	11,912
9/30/2021	12,311.5	12,411	11,805
10/31/2021	12,275.51	12,370	11,805
11/30/2021	12,112.01	12,192	11,841
12/31/2021	12,210.11	12,314	11,805
1/31/2022	12,019.13	12,122	11,545
2/28/2022	11,768.64	11,861	11,418
3/31/2022	11,912.48	12,028	11,099
4/30/2022	11,666.61	11,791	10,677
5/31/2022	11,774.09	11,907	10,741
6/30/2022	11,451.24	11,550	10,569
7/31/2022	11,556.1	11,702	10,823
8/31/2022	11,626.23	11,756	10,520
9/30/2022	11,393.08	11,536	10,067
10/31/2022	11,667.77	11,820	9,937
11/30/2022	11,951.1	12,195	10,304
12/31/2022	12,058.53	12,348	10,253
1/31/2023	12,330.22	12,595	10,571
2/28/2023	12,297.89	12,567	10,296
3/31/2023	12,232.86	12,485	10,553
4/30/2023	12,297.33	12,564	10,616
5/31/2023	12,339.91	12,616	10,500
6/30/2023	12,588.69	12,853	10,458
7/31/2023	12,824.88	13,091	10,447
8/31/2023	12,910.16	13,176	10,384
9/30/2023	13,046.05	13,304	10,125
10/31/2023	13,071.65	13,334	9,963
11/30/2023	13,477	13,776	10,411
12/31/2023	13,466.51	13,794	10,807
1/31/2024	13,667.45	13,994	10,774
2/29/2024	13,671.18	14,022	10,624
3/31/2024	13,785.65	14,139	10,719
4/30/2024	13,929.77	14,281	10,451
5/31/2024	14,040.82	14,394	10,629
6/30/2024	13,936.74	14,302	10,725
7/31/2024	14,016.54	14,370	10,971
8/31/2024	14,114.53	14,482	11,125
9/30/2024	14,286.86	14,637	11,269
10/31/2024	14,439.51	14,811	10,988
11/30/2024	14,531.8	14,909	11,109
12/31/2024	14,690.57	15,054	10,931
1/31/2025	14,766.23	15,135	10,985
2/28/2025	14,636.84	14,996	11,227
3/31/2025	14,583.82	14,937	11,227
4/30/2025	14,581.06	14,909	11,272
5/31/2025	14,912.73	15,249	11,193
6/30/2025	15,039.42	15,369	11,361
7/31/2025	15,200.67	15,546	11,327
8/31/2025	15,257.72	15,611	11,463
9/30/2025	15,398.69	15,747	11,589
10/31/2025	15,398.77	15,724	11,659
11/30/2025	15,441.95	15,763	11,728
12/31/2025	15,545	15,818	11,717
1/31/2026	15,639.91	15,968	11,728
2/28/2026	15,477.69	15,833	11,916
3/31/2026	15,508.44	15,834	11,702
4/30/2026	15,723.21	16,064	11,713
5/31/2026	15,885.83	16,258	11,748

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Investment Grade-Interest Rate Hedged	6.54%	5.26%	4.74%
FTSE Corporate Investment Grade (Treasury Rate-Hedged) Index	6.62%	5.61%	4.98%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Neither Bloomberg nor Bloomberg's licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Key Fund Statistics

  Net Assets$309,081,471
  Number of Portfolio Holdings188
  Net Investment Advisory Fees$825,958
  Portfolio Turnover Rate24%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Corporate Bonds	95%
U.S. Ultra Treasury Long Bond Futures	(4)%
U.S. 10 Year Treasury Note Futures	(39)%
U.S. Treasury Long Bond Futures	(47)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Financials	37.2%
Communication Services	13.5%
Health Care	12.1%
Energy	8.7%
Information Technology	8.4%
Consumer Staples	7.8%
Industrials	4.6%
Materials	3.2%
Consumer Discretionary	2.9%
Utilities	1.6%

Largest Holdings

Table Summary
Holdings	% of Net Assets
Morgan Stanley 4.38%, due 01/22/47	1.6%
Apple, Inc. 3.45%, due 02/09/45	1.5%
International Business Machines Corp. 4.25%, due 05/15/49	1.3%
Bank of America Corp. 5.88%, due 02/07/42	1.3%
RTX Corp. 4.50%, due 06/01/42	1.3%
Oracle Corp. 6.50%, due 04/15/38	1.2%
Home Depot, Inc. (The) 5.88%, due 12/16/36	1.2%
Time Warner Cable LLC 6.75%, due 06/15/39	1.2%
Goldman Sachs Group, Inc. (The) 6.25%, due 02/01/41	1.1%
JPMorgan Chase & Co. 5.50%, due 10/15/40	1.1%

Investment Grade-Interest Rate Hedged - IGHG

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

IGHG526

K-1 Free Crude Oil ETF

OILK - Cboe BZX Exchange

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about K-1 Free Crude Oil ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OILK	$89	0.70%

How Did the Fund Perform Last Year?

K-1 Free Crude Oil ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the Bloomberg Commodity Balanced WTI Crude Oil Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Rising oil prices drove strong performance. For the year ended May 31, 2026, the Fund had a total return of 56.29%. For the same period, the Index had a total return of 52.38% and a volatility of 30.95%. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	K-1 Free Crude Oil ETF : $14,184	Bloomberg Commodity Balanced WTI Crude Oil Index : $26,268	S&P 500® Index : $41,557
9/26/2016	10,000	10,000	10,000
9/30/2016	10,502.41	10,418	10,106
10/31/2016	10,077.61	10,084	9,922
11/30/2016	10,494.88	10,573	10,289
12/31/2016	11,195.68	11,310	10,493
1/31/2017	10,784.46	10,914	10,693
2/28/2017	10,901.31	10,971	11,117
3/31/2017	10,110.44	10,288	11,130
4/30/2017	9,765.02	9,981	11,245
5/31/2017	9,466.55	9,698	11,404
6/30/2017	8,975.99	9,332	11,474
7/31/2017	9,742.64	9,967	11,711
8/31/2017	9,253.13	9,632	11,747
9/30/2017	9,969.06	10,142	11,989
10/31/2017	10,417.02	10,544	12,268
11/30/2017	10,955.55	11,013	12,645
12/31/2017	11,524.55	11,621	12,785
1/31/2018	12,371.5	12,346	13,518
2/28/2018	11,823.49	11,803	13,019
3/31/2018	12,472.73	12,513	12,688
4/30/2018	13,185.9	13,257	12,737
5/31/2018	12,913.17	13,214	13,044
6/30/2018	14,313.03	14,052	13,124
7/31/2018	13,546	13,654	13,613
8/31/2018	13,904.14	14,097	14,056
9/30/2018	14,643.49	14,961	14,137
10/31/2018	13,093.52	13,742	13,170
11/30/2018	10,194.73	10,780	13,438
12/31/2018	9,055.04	9,825	12,225
1/31/2019	10,642.96	11,366	13,204
2/28/2019	11,280.26	12,115	13,628
3/31/2019	11,735.69	12,352	13,892
4/30/2019	12,457.02	12,943	14,455
5/31/2019	10,421.33	11,001	13,537
6/30/2019	11,352.32	11,890	14,491
7/31/2019	11,367.54	11,974	14,700
8/31/2019	10,711.12	11,153	14,468
9/30/2019	10,534.12	10,992	14,738
10/31/2019	10,559.32	11,179	15,058
11/30/2019	10,748.43	11,392	15,605
12/31/2019	11,916.69	12,473	16,076
1/31/2020	10,075.36	10,919	16,070
2/29/2020	8,698.13	9,610	14,747
3/31/2020	3,949.21	6,621	12,926
4/30/2020	2,656.6	5,831	14,583
5/31/2020	3,637.86	7,534	15,277
6/30/2020	3,950.95	8,063	15,581
7/31/2020	4,054.01	8,395	16,460
8/31/2020	4,250.65	8,804	17,643
9/30/2020	3,958.8	8,277	16,973
10/31/2020	3,503.23	7,437	16,521
11/30/2020	4,370.21	8,927	18,330
12/31/2020	4,652.84	9,464	19,034
1/31/2021	4,986.49	10,021	18,842
2/28/2021	5,886.6	11,722	19,362
3/31/2021	5,717.13	11,542	20,210
4/30/2021	6,135.5	12,376	21,289
5/31/2021	6,378.52	12,948	21,438
6/30/2021	6,994.27	14,209	21,938
7/31/2021	7,130.95	14,494	22,460
8/31/2021	6,786.82	13,803	23,143
9/30/2021	7,341.5	14,971	22,067
10/31/2021	7,864.17	16,046	23,614
11/30/2021	6,674.24	13,636	23,451
12/31/2021	7,550.48	15,434	24,501
1/31/2022	8,613.57	17,623	23,235
2/28/2022	9,281.6	19,001	22,540
3/31/2022	10,296.71	21,091	23,376
4/30/2022	10,672.93	21,884	21,338
5/31/2022	11,608.41	23,821	21,376
6/30/2022	10,962.76	22,518	19,613
7/31/2022	10,775.87	22,164	21,421
8/31/2022	10,144.65	20,865	20,547
9/30/2022	8,908.69	18,324	18,655
10/31/2022	9,775.23	20,120	20,166
11/30/2022	9,711.55	19,999	21,293
12/31/2022	9,662.89	19,909	20,066
1/31/2023	9,550	19,664	21,327
2/28/2023	9,305.38	19,115	20,806
3/31/2023	9,188.98	18,829	21,570
4/30/2023	9,303.72	19,021	21,906
5/31/2023	8,454.95	17,229	22,000
6/30/2023	8,860.98	18,008	23,455
7/31/2023	10,114.69	20,496	24,208
8/31/2023	10,375.27	20,958	23,823
9/30/2023	10,917.47	21,993	22,686
10/31/2023	10,434.06	20,948	22,210
11/30/2023	10,069.93	20,150	24,238
12/31/2023	9,620.03	19,191	25,338
1/31/2024	10,079.32	20,043	25,764
2/29/2024	10,264.97	20,346	27,139
3/31/2024	10,949.7	21,642	28,013
4/30/2024	10,989.33	21,648	26,870
5/31/2024	10,626.16	20,860	28,203
6/30/2024	11,107.58	21,743	29,216
7/31/2024	10,755.58	20,986	29,572
8/31/2024	10,300.43	20,035	30,291
9/30/2024	9,805.31	19,008	30,939
10/31/2024	9,955.82	19,239	30,657
11/30/2024	9,876.88	19,037	32,457
12/31/2024	10,356.07	19,905	31,685
1/31/2025	10,449.76	20,039	32,565
2/28/2025	10,182.23	19,486	32,142
3/31/2025	10,381.62	19,817	30,332
4/30/2025	8,773.94	16,704	30,126
5/31/2025	9,075.43	17,237	32,021
6/30/2025	9,657.19	18,298	33,651
7/31/2025	10,414.34	19,687	34,405
8/31/2025	9,899.33	18,669	35,103
9/30/2025	9,740.62	18,328	36,384
10/31/2025	9,585.74	17,996	37,236
11/30/2025	9,278.56	17,388	37,329
12/31/2025	9,136.84	17,083	37,351
1/31/2026	10,207.09	19,050	37,893
2/28/2026	10,595.37	19,737	37,605
3/31/2026	13,263.83	24,670	35,732
4/30/2026	14,807.32	27,482	39,480
5/31/2026	14,184.2	26,268	41,557

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	Since Inception (9/26/16)
K-1 Free Crude Oil ETF	56.29%	17.33%	3.68%
Bloomberg Commodity Balanced WTI Crude Oil Index	52.38%	15.19%	10.50%
S&P 500® Index	29.78%	14.14%	15.85%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Neither Bloomberg nor Bloomberg's licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Key Fund Statistics

  Net Assets$276,173,800
  Number of Portfolio Holdings6
  Net Investment Advisory Fees$693,316
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
WTI Crude Oil Futures	97%
Total	97%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
WTI Crude Oil	100.0%

Largest Holdings

The K-1 Free Crude Oil ETF primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

K-1 Free Crude Oil ETF - OILK

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

OILK526

Large Cap Core Plus

CSM - Cboe BZX Exchange

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Large Cap Core Plus (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CSM	$52	0.45%

How Did the Fund Perform Last Year?

Large Cap Core Plus ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the UBS 130/30 Large Cap Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Strong performance of large cap U.S. equities was the primary driver of performance. For the year ended May 31, 2026, the Fund had a total return of 30.71%. For the same period, the Index had a total return of 31.57% and a volatility of 11.94%. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Large Cap Core Plus : $38,665	UBS 130/30 Large Cap Index : $41,328	S&P 500® Index : $42,817
5/31/2016	10,000	10,000	10,000
6/30/2016	10,019.09	10,023	10,026
7/31/2016	10,418.59	10,427	10,396
8/31/2016	10,441.11	10,454	10,411
9/30/2016	10,369.19	10,386	10,413
10/31/2016	10,252.06	10,274	10,223
11/30/2016	10,693.31	10,722	10,601
12/31/2016	10,904.69	10,938	10,811
1/31/2017	11,074.34	11,113	11,017
2/28/2017	11,510.98	11,557	11,454
3/31/2017	11,552.56	11,604	11,468
4/30/2017	11,697.1	11,754	11,586
5/31/2017	11,803.53	11,867	11,749
6/30/2017	11,919.65	11,989	11,822
7/31/2017	12,170.19	12,247	12,066
8/31/2017	12,187.89	12,270	12,103
9/30/2017	12,489.73	12,580	12,352
10/31/2017	12,719.65	12,820	12,640
11/30/2017	13,154.04	13,264	13,028
12/31/2017	13,358.25	13,477	13,173
1/31/2018	14,011.95	14,144	13,928
2/28/2018	13,556.6	13,691	13,414
3/31/2018	13,323.41	13,462	13,073
4/30/2018	13,340.19	13,487	13,123
5/31/2018	13,555.96	13,713	13,439
6/30/2018	13,594.64	13,759	13,522
7/31/2018	13,987.31	14,163	14,025
8/31/2018	14,515.89	14,708	14,483
9/30/2018	14,588.84	14,791	14,565
10/31/2018	13,534.53	13,729	13,569
11/30/2018	13,610.62	13,812	13,846
12/31/2018	12,312.8	12,506	12,595
1/31/2019	13,431.42	13,649	13,604
2/28/2019	13,813.11	14,046	14,041
3/31/2019	13,941.7	14,184	14,313
4/30/2019	14,509.37	14,769	14,893
5/31/2019	13,544.61	13,793	13,947
6/30/2019	14,407.29	14,680	14,931
7/31/2019	14,625.14	14,909	15,146
8/31/2019	14,190.39	14,474	14,906
9/30/2019	14,552.5	14,850	15,185
10/31/2019	14,801.67	15,111	15,515
11/30/2019	15,511.48	15,844	16,078
12/31/2019	15,912.06	16,263	16,563
1/31/2020	15,793.36	16,150	16,557
2/29/2020	14,346.97	14,679	15,194
3/31/2020	12,295.12	12,587	13,318
4/30/2020	13,891.28	14,229	15,025
5/31/2020	14,527.62	14,889	15,740
6/30/2020	14,752.05	15,127	16,053
7/31/2020	15,495.64	15,899	16,959
8/31/2020	16,553.61	16,994	18,178
9/30/2020	15,868.53	16,299	17,487
10/31/2020	15,294.34	15,719	17,022
11/30/2020	16,988.68	17,471	18,886
12/31/2020	17,663.34	18,175	19,611
1/31/2021	17,853.07	18,379	19,413
2/28/2021	18,053.36	18,596	19,949
3/31/2021	19,111.82	19,699	20,823
4/30/2021	20,171.3	20,802	21,935
5/31/2021	20,333.94	20,981	22,088
6/30/2021	20,848.85	21,526	22,603
7/31/2021	21,297.94	22,002	23,141
8/31/2021	22,028.06	22,770	23,844
9/30/2021	21,118.3	21,838	22,736
10/31/2021	22,408.42	23,184	24,329
11/30/2021	22,299.34	23,084	24,161
12/31/2021	23,445.58	24,287	25,244
1/31/2022	22,537.62	23,359	23,939
2/28/2022	22,058.57	22,875	23,223
3/31/2022	22,711.62	23,566	24,085
4/30/2022	20,966.19	21,768	21,984
5/31/2022	21,104.97	21,927	22,024
6/30/2022	18,976	19,728	20,207
7/31/2022	20,590.32	21,418	22,070
8/31/2022	19,870.87	20,684	21,170
9/30/2022	17,977.12	18,723	19,220
10/31/2022	19,622.93	20,449	20,777
11/30/2022	20,648.14	21,531	21,938
12/31/2022	19,259.87	20,095	20,674
1/31/2023	20,742.25	21,656	21,973
2/28/2023	20,250.74	21,156	21,437
3/31/2023	20,463.83	21,391	22,223
4/30/2023	20,516.92	21,459	22,570
5/31/2023	20,468.1	21,423	22,667
6/30/2023	21,933.18	22,972	24,165
7/31/2023	22,734.74	23,826	24,941
8/31/2023	22,167.61	23,250	24,545
9/30/2023	21,059.72	22,101	23,374
10/31/2023	20,627.49	21,661	22,883
11/30/2023	22,462.54	23,604	24,972
12/31/2023	23,716.89	24,936	26,106
1/31/2024	24,075.31	25,330	26,545
2/29/2024	25,387.36	26,725	27,962
3/31/2024	26,350.85	27,757	28,862
4/30/2024	25,025.58	26,377	27,685
5/31/2024	25,991.9	27,414	29,058
6/30/2024	26,975.61	28,467	30,101
7/31/2024	27,345.57	28,877	30,468
8/31/2024	27,835.47	29,414	31,209
9/30/2024	28,547.74	30,184	31,877
10/31/2024	28,286.16	29,922	31,587
11/30/2024	29,858	31,603	33,441
12/31/2024	28,964.85	30,674	32,645
1/31/2025	29,906.4	31,689	33,552
2/28/2025	29,467.25	31,246	33,116
3/31/2025	28,027.09	29,733	31,252
4/30/2025	27,798.29	29,507	31,039
5/31/2025	29,579.31	31,417	32,992
6/30/2025	31,016.34	32,959	34,671
7/31/2025	31,665.66	33,671	35,447
8/31/2025	32,694.72	34,786	36,167
9/30/2025	33,803.57	35,975	37,487
10/31/2025	34,637.89	36,885	38,364
11/30/2025	34,848.62	37,129	38,460
12/31/2025	35,236.96	37,567	38,483
1/31/2026	35,412.27	37,766	39,041
2/28/2026	35,001.23	37,347	38,745
3/31/2026	33,339.86	35,595	36,815
4/30/2026	36,640.77	39,144	40,677
5/31/2026	38,665.26	41,328	42,817

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Large Cap Core Plus	30.71%	13.72%	14.48%
UBS 130/30 Large Cap Index	31.57%	14.51%	15.23%
S&P 500® Index	29.78%	14.14%	15.64%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"UBS" and "UBS 130/30 Large Cap IndexTM" are trademarks of UBS Group AG or one of its affiliates and have been licensed for use for certain purposes by ProShares. ProShares Large Cap Core Plus based on the UBS 130/30 Large Cap IndexTM are not sponsored, endorsed, sold or promoted by UBS, and UBS makes no representation regarding such products, their performance or suitability or the advisability of investing or trading in such product(s) and UBS disclaims all liability to any party for such products, their performance or suitability, for any inaccuracy in the data on which the Index is based, for any mistakes, errors or omissions in the calculation and/or dissemination of the Index or for the manner in which it is applied.

Key Fund Statistics

  Net Assets$524,004,139
  Number of Portfolio Holdings311
  Net Investment Advisory Fees$2,141,802
  Portfolio Turnover Rate69%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	90%
UBS 130/30 Large Cap Index (long portion) Long Swaps	39%
UBS 130/30 Large Cap Index (short portion) Short Swaps	(29)%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Information Technology	31.8%
Financials	12.5%
Industrials	10.9%
Health Care	9.2%
Consumer Discretionary	9.0%
Communication Services	8.5%
Consumer Staples	5.2%
Utilities	3.9%
Real Estate	3.6%
Energy	2.9%
Other	2.5%

Largest Holdings

Table Summary
Holdings	% of Net Assets
NVIDIA Corp.	5.3%
Apple, Inc.	4.7%
Microsoft Corp.	3.4%
Amazon.com, Inc.	2.6%
Alphabet, Inc., Class A	2.1%
Broadcom, Inc.	2.1%
Alphabet, Inc., Class C	1.6%
Micron Technology, Inc.	1.5%
Meta Platforms, Inc., Class A	1.4%
Advanced Micro Devices, Inc.	1.1%

Large Cap Core Plus - CSM

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

CSM526

Long Online/Short Stores ETF

CLIX - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Long Online/Short Stores ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CLIX	$71	0.65%

How Did the Fund Perform Last Year?

Long Online/Short Stores ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the ProShares Long Online/Short Stores Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Outperformance of online retail compared to bricks and mortar retail drove performance. For the year ended May 31, 2026, the Fund had a total return of 18.02%. For the same period, the Index had a total return of 16.50% and a volatility of 20.98%. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Long Online/Short Stores ETF : $14,940	ProShares Long Online/Short Stores Index : $14,674	S&P 500® Index : $33,788
11/14/2017	10,000	10,000	10,000
11/30/2017	9,606.53	9,612	10,281
12/31/2017	9,812.34	9,825	10,395
1/31/2018	11,280.64	11,307	10,991
2/28/2018	11,548.69	11,583	10,585
3/31/2018	11,333.11	11,362	10,316
4/30/2018	11,350.63	11,378	10,356
5/31/2018	12,078.42	12,102	10,605
6/30/2018	12,276.53	12,300	10,671
7/31/2018	12,165.49	12,187	11,068
8/31/2018	12,276.13	12,299	11,429
9/30/2018	11,905.62	11,930	11,494
10/31/2018	10,364.71	10,386	10,708
11/30/2018	11,071.63	11,110	10,926
12/31/2018	10,498.12	10,538	9,939
1/31/2019	12,038.91	12,084	10,736
2/28/2019	12,505	12,550	11,080
3/31/2019	12,893.81	12,939	11,295
4/30/2019	13,168.43	13,213	11,753
5/31/2019	12,771.83	12,814	11,006
6/30/2019	13,607.5	13,651	11,782
7/31/2019	13,341.93	13,382	11,952
8/31/2019	12,731.5	12,767	11,763
9/30/2019	11,795.83	11,831	11,983
10/31/2019	11,776.34	11,807	12,243
11/30/2019	12,119.56	12,150	12,687
12/31/2019	12,259.12	12,288	13,071
1/31/2020	13,140	13,174	13,065
2/29/2020	13,435.37	13,471	11,990
3/31/2020	13,975.43	14,015	10,509
4/30/2020	16,352.88	16,407	11,857
5/31/2020	17,180.31	17,250	12,421
6/30/2020	18,200.51	18,282	12,668
7/31/2020	21,433.63	21,538	13,383
8/31/2020	22,255.95	22,378	14,345
9/30/2020	21,182.48	21,308	13,800
10/31/2020	21,353.03	21,492	13,433
11/30/2020	22,593.69	22,755	14,904
12/31/2020	23,421.38	23,602	15,476
1/31/2021	23,971.57	24,166	15,320
2/28/2021	23,795.12	23,992	15,742
3/31/2021	21,196.22	21,381	16,432
4/30/2021	21,363.74	21,574	17,309
5/31/2021	19,968.15	20,187	17,431
6/30/2021	21,008.83	21,261	17,837
7/31/2021	19,000.18	19,226	18,261
8/31/2021	18,268.16	18,503	18,816
9/30/2021	17,425.18	17,667	17,941
10/31/2021	17,593.53	17,854	19,199
11/30/2021	15,934.55	16,185	19,067
12/31/2021	14,071.19	14,304	19,921
1/31/2022	13,231.85	13,462	18,891
2/28/2022	12,618.1	12,850	18,326
3/31/2022	11,919.64	12,149	19,006
4/30/2022	9,888.33	10,086	17,349
5/31/2022	9,434.41	9,630	17,380
6/30/2022	9,092.94	9,285	15,946
7/31/2022	9,590.51	9,798	17,416
8/31/2022	9,311.22	9,514	16,706
9/30/2022	8,329.61	8,514	15,167
10/31/2022	7,470.16	7,634	16,396
11/30/2022	8,181.41	8,362	17,312
12/31/2022	7,495.77	7,661	16,315
1/31/2023	9,231.79	9,432	17,340
2/28/2023	8,311.68	8,488	16,916
3/31/2023	8,359.15	8,527	17,537
4/30/2023	7,815.76	7,963	17,811
5/31/2023	8,302.88	8,449	17,887
6/30/2023	8,870	9,015	19,070
7/31/2023	9,783.07	9,931	19,682
8/31/2023	9,340.17	9,464	19,369
9/30/2023	8,900.06	9,006	18,445
10/31/2023	8,649.33	8,729	18,058
11/30/2023	9,199.81	9,271	19,706
12/31/2023	9,658.62	9,722	20,601
1/31/2024	8,925.73	8,986	20,947
2/29/2024	9,951.57	10,012	22,066
3/31/2024	10,263.67	10,284	22,776
4/30/2024	10,577.46	10,592	21,847
5/31/2024	10,496.54	10,504	22,931
6/30/2024	10,808.69	10,811	23,754
7/31/2024	10,932.71	10,929	24,044
8/31/2024	10,697.75	10,687	24,628
9/30/2024	11,874.14	11,857	25,155
10/31/2024	11,674.96	11,653	24,926
11/30/2024	11,863.93	11,838	26,389
12/31/2024	11,656.22	11,627	25,761
1/31/2025	12,970.55	12,935	26,477
2/28/2025	12,427.56	12,388	26,133
3/31/2025	11,757.47	11,716	24,662
4/30/2025	11,437.89	11,393	24,494
5/31/2025	12,658.8	12,596	26,035
6/30/2025	13,301.78	13,221	27,360
7/31/2025	14,309.03	14,204	27,973
8/31/2025	14,359.66	14,237	28,541
9/30/2025	15,357.3	15,210	29,582
10/31/2025	15,588.6	15,412	30,275
11/30/2025	15,391.63	15,202	30,350
12/31/2025	15,473.66	15,268	30,368
1/31/2026	15,157.22	14,942	30,809
2/28/2026	13,857.4	13,650	30,575
3/31/2026	13,707.87	13,492	29,052
4/30/2026	15,190.92	14,935	32,100
5/31/2026	14,939.66	14,674	33,788

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	Since Inception (11/14/17)
Long Online/Short Stores ETF	18.02%	-5.64%	4.81%
ProShares Long Online/Short Stores Index	16.50%	-6.18%	4.59%
S&P 500® Index	29.78%	14.14%	15.31%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

Solactive AG serves as index calculation agent for these indexes and performs routine daily calculations and maintenance (e.g., reconstitution, rebalancing, and corporate actions). "Solactive AG," a registered trademark of Solactive AG, and the Solactive-ProShares Bricks and Mortar Retail Store Index have been licensed for use by ProShare Advisors LLC ("ProShares").

Key Fund Statistics

  Net Assets$7,275,067
  Number of Portfolio Holdings32
  Net Investment Advisory Fees$49,914
  Portfolio Turnover Rate57%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	87%
ProShares Online Retail Index Long Swaps	13%
Solactive-ProShares Bricks and Mortar Retail Store Index Short Swaps	(50)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Consumer Discretionary	98.1%
Consumer Staples	1.9%

Largest Holdings

Table Summary
Holdings	% of Net Assets
Amazon.com, Inc.	21.5%
Alibaba Group Holding Ltd. (ADR)	10.3%
eBay, Inc.	9.5%
Carvana Co., Class A	4.1%
Coupang, Inc.	3.8%
Chewy, Inc., Class A	3.6%
Etsy, Inc.	3.6%
Wayfair, Inc., Class A	3.5%
Bed Bath & Beyond, Inc.	3.5%
Revolve Group, Inc., Class A	3.4%

Long Online/Short Stores ETF - CLIX

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

CLIX526

Merger ETF

MRGR - Cboe BZX Exchange

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Merger ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MRGR	$79	0.75%

How Did the Fund Perform Last Year?

Merger ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P Merger Arbitrage Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Higher risk-free interest rates were a substantial driver of absolute returns. For the year ended May 31, 2026, the Fund had a total return of 11.29%. For the same period, the Index had a total return of 12.55% and a volatility of 3.37%. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Merger ETF : $14,087	S&P Merger Arbitrage Index : $15,322	S&P Total Market Index : $40,747
5/31/2016	10,000	10,000	10,000
6/30/2016	9,935.56	9,941	10,019
7/31/2016	9,905.37	9,923	10,418
8/31/2016	9,801.61	9,819	10,446
9/30/2016	9,859.97	9,882	10,465
10/31/2016	9,694.76	9,724	10,236
11/30/2016	9,734.41	9,772	10,690
12/31/2016	9,738.28	9,790	10,898
1/31/2017	9,760.68	9,816	11,110
2/28/2017	9,713.52	9,781	11,520
3/31/2017	9,678.02	9,748	11,529
4/30/2017	9,731.05	9,743	11,649
5/31/2017	9,787.5	9,812	11,768
6/30/2017	9,866.32	9,894	11,876
7/31/2017	9,845.87	9,892	12,100
8/31/2017	9,878.72	9,930	12,122
9/30/2017	9,854.09	9,921	12,418
10/31/2017	9,908.11	9,981	12,687
11/30/2017	9,905.74	9,985	13,072
12/31/2017	9,954.51	10,040	13,204
1/31/2018	9,881.78	9,974	13,905
2/28/2018	9,742.6	9,843	13,391
3/31/2018	9,681.18	9,787	13,125
4/30/2018	9,692.09	9,787	13,173
5/31/2018	9,798.34	9,908	13,545
6/30/2018	9,852.52	9,978	13,635
7/31/2018	9,972.24	10,111	14,090
8/31/2018	10,066.55	10,203	14,581
9/30/2018	10,134.24	10,257	14,604
10/31/2018	10,145.67	10,284	13,522
11/30/2018	10,301.55	10,449	13,792
12/31/2018	10,326.49	10,488	12,505
1/31/2019	10,381.03	10,553	13,582
2/28/2019	10,347.26	10,530	14,059
3/31/2019	10,397.69	10,588	14,261
4/30/2019	10,418.06	10,625	14,829
5/31/2019	10,401.55	10,606	13,872
6/30/2019	10,452.37	10,665	14,845
7/31/2019	10,550.98	10,772	15,063
8/31/2019	10,541.22	10,769	14,759
9/30/2019	10,548.84	10,790	15,013
10/31/2019	10,637.56	10,882	15,331
11/30/2019	10,655.52	10,912	15,911
12/31/2019	10,776.99	11,029	16,369
1/31/2020	10,846.25	11,109	16,349
2/29/2020	10,885.39	11,152	15,010
3/31/2020	10,431.83	10,670	12,937
4/30/2020	10,730.88	10,981	14,653
5/31/2020	10,594.91	10,852	15,440
6/30/2020	10,620	10,884	15,795
7/31/2020	10,803.09	11,078	16,687
8/31/2020	10,779.84	11,059	17,887
9/30/2020	10,829.75	11,116	17,229
10/31/2020	10,923.16	11,225	16,862
11/30/2020	10,947.5	11,262	18,922
12/31/2020	11,068.36	11,390	19,772
1/31/2021	11,118.99	11,448	19,708
2/28/2021	11,138.16	11,478	20,339
3/31/2021	11,212.12	11,565	21,047
4/30/2021	11,433.13	11,805	22,127
5/31/2021	11,518.55	11,907	22,226
6/30/2021	11,493.58	11,895	22,789
7/31/2021	11,400.95	11,814	23,180
8/31/2021	11,570.59	12,003	23,843
9/30/2021	11,536.81	11,976	22,761
10/31/2021	11,670.52	12,127	24,291
11/30/2021	11,646.06	12,132	23,933
12/31/2021	11,673.86	12,173	24,843
1/31/2022	11,544.8	12,047	23,350
2/28/2022	11,484.82	12,005	22,764
3/31/2022	11,518.42	12,051	23,501
4/30/2022	11,465.84	12,008	21,381
5/31/2022	11,395.81	11,944	21,339
6/30/2022	11,373.19	11,926	19,544
7/31/2022	11,289.03	11,858	21,377
8/31/2022	11,343.29	11,933	20,569
9/30/2022	11,245.32	11,842	18,652
10/31/2022	11,351.73	11,966	20,174
11/30/2022	11,118.77	11,733	21,239
12/31/2022	11,173.28	11,803	19,991
1/31/2023	10,917.08	11,543	21,384
2/28/2023	10,889.28	11,501	20,888
3/31/2023	10,996.2	11,628	21,437
4/30/2023	11,016.11	11,657	21,652
5/31/2023	10,938.89	11,581	21,745
6/30/2023	10,996.9	11,653	23,234
7/31/2023	11,046.06	11,716	24,071
8/31/2023	11,355.29	12,047	23,599
9/30/2023	11,393.35	12,096	22,468
10/31/2023	11,423.48	12,146	21,864
11/30/2023	11,466.72	12,201	23,917
12/31/2023	11,701.89	12,451	25,197
1/31/2024	11,654.2	12,409	25,476
2/29/2024	11,695.74	12,459	26,862
3/31/2024	11,806	12,584	27,730
4/30/2024	11,714.36	12,493	26,507
5/31/2024	11,720.87	12,507	27,766
6/30/2024	11,805.55	12,613	28,630
7/31/2024	11,959.31	12,793	29,156
8/31/2024	12,177.39	13,038	29,780
9/30/2024	12,219.27	13,093	30,394
10/31/2024	12,343.81	13,233	30,178
11/30/2024	12,275.75	13,166	32,188
12/31/2024	12,337.28	13,243	31,219
1/31/2025	12,512.69	13,441	32,177
2/28/2025	12,641.07	13,574	31,569
3/31/2025	12,587.96	13,519	29,700
4/30/2025	12,581.9	13,523	29,495
5/31/2025	12,657.82	13,613	31,386
6/30/2025	12,717.02	13,687	32,993
7/31/2025	12,866.4	13,837	33,745
8/31/2025	12,995.07	14,007	34,511
9/30/2025	13,093.36	14,125	35,702
10/31/2025	13,475.22	14,574	36,487
11/30/2025	13,748.73	14,888	36,546
12/31/2025	13,770.49	14,930	36,542
1/31/2026	13,836.54	15,002	37,112
2/28/2026	13,879.17	15,057	36,908
3/31/2026	13,973.59	15,167	35,085
4/30/2026	14,020.91	15,232	38,744
5/31/2026	14,087.19	15,322	40,747

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Merger ETF	11.29%	4.11%	3.49%
S&P Merger Arbitrage Index	12.55%	5.16%	4.35%
S&P Total Market Index	29.84%	12.88%	15.08%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "S&P Merger Arbitrage Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the S&P Merger Arbitrage Index are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$15,871,216
  Number of Portfolio Holdings65
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate431%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	94%
S&P Merger Arbitrage Index (long exposure to Targets) Long Swaps	27%
S&P Merger Arbitrage Index (short exposure to Acquirers) Short Swaps	(43)%
Goldman Sachs International Forwards	(26)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Health Care	24.9%
Financials	12.3%
Industrials	10.0%
Materials	8.4%
Utilities	7.6%
Real Estate	7.5%
Communication Services	7.4%
Energy	7.4%
Consumer Discretionary	6.8%
Information Technology	5.1%
Other	2.6%

Largest Holdings

Table Summary
Holdings	% of Net Assets
Teck Resources Ltd., Class B	3.6%
Thermon Group Holdings, Inc.	2.6%
Northwestern Energy Group, Inc.	2.6%
Valaris Ltd.	2.5%
Globalstar, Inc.	2.5%
Silicon Laboratories, Inc.	2.5%
National Storage Affiliates Trust	2.4%
Kenvue, Inc.	2.4%
Organon & Co.	2.4%
Allfunds Group plc	2.4%

Country Weights

Table Summary
Country	% of Exposure
United States	67.2%
Canada	13.3%
United Kingdom	12.3%
Australia	4.7%
Italy	2.5%

Merger ETF - MRGR

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

MRGR526

Metaverse ETF

VERS - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Metaverse ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VERS	$77	0.58%

How Did the Fund Perform Last Year?

Metaverse ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the Solactive Metaverse Theme Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Several “Magnificent Seven” and stocks related to artificial intelligence drove performance outperforming the Nasdaq-100. For the year ended May 31, 2026, the Fund had a total return of 64.25%. For the same period, the Index had a total return of 65.00% and a volatility of 25.82%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund's index, and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Metaverse ETF : $20,697	Solactive Metaverse Theme Index : $20,842	MSCI ACWI Index : $18,571
3/15/2022	10,000	10,000	10,000
3/31/2022	11,168.49	11,166	10,721
4/30/2022	9,103.77	9,118	9,866
5/31/2022	8,888.09	8,908	9,885
6/30/2022	8,210.93	8,231	9,056
7/31/2022	9,278.95	9,308	9,691
8/31/2022	8,741.72	8,772	9,339
9/30/2022	7,474.29	7,502	8,449
10/31/2022	7,461.78	7,493	8,961
11/30/2022	7,915.97	7,951	9,660
12/31/2022	7,070.93	7,103	9,283
1/31/2023	8,473.56	8,514	9,950
2/28/2023	8,055.38	8,094	9,669
3/31/2023	8,635.62	8,677	9,973
4/30/2023	8,076.93	8,116	10,122
5/31/2023	9,152.13	9,197	10,021
6/30/2023	9,893.35	9,933	10,607
7/31/2023	10,494.48	10,540	10,998
8/31/2023	9,425.46	9,463	10,696
9/30/2023	8,874.95	8,908	10,257
10/31/2023	8,492.62	8,525	9,952
11/30/2023	9,681.88	9,721	10,875
12/31/2023	10,686.53	10,729	11,401
1/31/2024	10,300.69	10,342	11,471
2/29/2024	10,649.91	10,694	11,968
3/31/2024	10,463.12	10,506	12,343
4/30/2024	9,898.74	9,938	11,947
5/31/2024	10,635.97	10,681	12,439
6/30/2024	11,044.36	11,090	12,721
7/31/2024	11,095	11,139	12,929
8/31/2024	10,854.99	10,898	13,261
9/30/2024	11,182.85	11,227	13,574
10/31/2024	11,079.31	11,123	13,274
11/30/2024	11,979.42	12,032	13,775
12/31/2024	12,518.22	12,575	13,454
1/31/2025	13,847.97	13,911	13,909
2/28/2025	13,043.08	13,095	13,829
3/31/2025	11,720.83	11,757	13,290
4/30/2025	11,680.08	11,709	13,420
5/31/2025	12,600.08	12,630	14,200
6/30/2025	13,527.33	13,568	14,843
7/31/2025	14,172.66	14,223	15,048
8/31/2025	14,476.21	14,532	15,426
9/30/2025	15,577.88	15,646	15,990
10/31/2025	16,470.69	16,549	16,352
11/30/2025	15,545.68	15,624	16,355
12/31/2025	15,767	15,852	16,530
1/31/2026	15,138.67	15,226	17,023
2/28/2026	14,388.76	14,474	17,246
3/31/2026	13,672.4	13,756	16,016
4/30/2026	17,280.31	17,394	17,651
5/31/2026	20,696.52	20,842	18,571

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	Since Inception (3/15/22)
Metaverse ETF	64.25%	18.86%
Solactive Metaverse Theme Index	65.00%	19.06%
MSCI ACWI Index	30.80%	15.85%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"Solactive AG," a registered trademark of Solactive AG, and the "Solactive Metaverse Theme Index" has been licensed for use by ProShare Advisors LLC. ProShares based on the Solactive Metaverse Theme Index are not sponsored, endorsed, sold, or promoted by Solactive AG and they make no representation regarding the legality or suitability of ProShares, or the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$7,275,074
  Number of Portfolio Holdings41
  Net Investment Advisory Fees$33,477
  Portfolio Turnover Rate74%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Information Technology	76.6%
Communication Services	16.2%
Consumer Discretionary	5.9%
Real Estate	1.3%

Largest Holdings

Table Summary
Holdings	% of Net Assets
Micron Technology, Inc.	6.9%
Himax Technologies, Inc. (ADR)	6.4%
QUALCOMM, Inc.	5.5%
Kopin Corp.	5.1%
ARM Holdings plc (ADR)	4.6%
Vuzix Corp.	4.6%
Apple, Inc.	3.9%
Amazon.com, Inc.	3.9%
NVIDIA Corp.	3.9%
Alphabet, Inc., Class A	3.8%

Metaverse ETF - VERS

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

VERS526

MSCI EAFE Dividend Growers ETF

EFAD - Cboe BZX Exchange

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about MSCI EAFE Dividend Growers ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EFAD	$51	0.50%

How Did the Fund Perform Last Year?

MSCI EAFE Dividend Growers ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the MSCI EAFE Dividend Masters Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. An overweight to healthcare contributed to underperformance compared to the MSCI EAFE index. For the year ended May 31, 2026, the Fund had a total return of 4.74%. For the same period, the Index had a total return of 5.13% and a volatility of 11.75%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s Index, and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	MSCI EAFE Dividend Growers ETF : $15,266	MSCI EAFE Dividend Masters Index : $15,955	MSCI EAFE Index : $24,284
5/31/2016	10,000	10,000	10,000
6/30/2016	9,859.34	9,862	9,664
7/31/2016	10,230.12	10,238	10,154
8/31/2016	10,052.62	10,057	10,161
9/30/2016	9,963.19	9,972	10,286
10/31/2016	9,256.27	9,267	10,075
11/30/2016	9,050.65	9,065	9,875
12/31/2016	9,319.4	9,343	10,212
1/31/2017	9,320.37	9,347	10,509
2/28/2017	9,562.12	9,593	10,659
3/31/2017	9,744.55	9,780	10,952
4/30/2017	10,183.08	10,219	11,230
5/31/2017	10,637.98	10,681	11,642
6/30/2017	10,511	10,556	11,621
7/31/2017	10,686.69	10,736	11,956
8/31/2017	10,706.58	10,764	11,951
9/30/2017	10,915.02	10,980	12,249
10/31/2017	11,022.07	11,094	12,435
11/30/2017	11,133.99	11,211	12,566
12/31/2017	11,344.63	11,430	12,768
1/31/2018	11,686.72	11,780	13,409
2/28/2018	11,139.34	11,230	12,804
3/31/2018	11,102.27	11,194	12,552
4/30/2018	11,351.18	11,447	12,861
5/31/2018	11,321.34	11,420	12,571
6/30/2018	11,330.55	11,434	12,418
7/31/2018	11,633.48	11,747	12,723
8/31/2018	11,499.76	11,616	12,478
9/30/2018	11,411.19	11,532	12,586
10/31/2018	10,553.11	10,664	11,584
11/30/2018	10,535.68	10,650	11,569
12/31/2018	10,038.45	10,148	11,008
1/31/2019	10,692.47	10,816	11,732
2/28/2019	10,954.62	11,087	12,031
3/31/2019	11,068.29	11,204	12,107
4/30/2019	11,181.3	11,321	12,447
5/31/2019	10,787.32	10,922	11,849
6/30/2019	11,344.96	11,494	12,552
7/31/2019	11,237.99	11,392	12,393
8/31/2019	11,044.39	11,200	12,072
9/30/2019	11,378.97	11,545	12,418
10/31/2019	11,861.85	12,041	12,864
11/30/2019	12,006.41	12,206	13,009
12/31/2019	12,453.85	12,666	13,432
1/31/2020	12,338.93	12,555	13,151
2/29/2020	11,242.48	11,435	11,962
3/31/2020	9,819.66	9,984	10,365
4/30/2020	10,640.44	10,832	11,035
5/31/2020	11,099.38	11,305	11,515
6/30/2020	11,466.71	11,691	11,907
7/31/2020	11,633.38	11,864	12,184
8/31/2020	12,272.42	12,524	12,810
9/30/2020	12,252.07	12,510	12,477
10/31/2020	11,749.64	11,997	11,979
11/30/2020	13,204.59	13,496	13,836
12/31/2020	13,611.28	13,930	14,479
1/31/2021	13,407.43	13,725	14,325
2/28/2021	13,175.11	13,491	14,645
3/31/2021	13,575.36	13,909	14,982
4/30/2021	13,967.53	14,314	15,433
5/31/2021	14,351.18	14,710	15,987
6/30/2021	14,414.72	14,782	15,757
7/31/2021	14,988.55	15,381	15,875
8/31/2021	15,300.25	15,707	16,155
9/30/2021	14,636.41	15,028	15,686
10/31/2021	14,880.03	15,284	16,072
11/30/2021	14,270.31	14,660	15,325
12/31/2021	14,678.8	15,093	16,109
1/31/2022	13,284.18	13,658	15,331
2/28/2022	13,092.37	13,462	15,060
3/31/2022	13,081.17	13,454	15,156
4/30/2022	12,204.04	12,549	14,176
5/31/2022	11,963.58	12,298	14,282
6/30/2022	11,205.2	11,516	12,957
7/31/2022	11,877.7	12,217	13,602
8/31/2022	11,232.29	11,554	12,956
9/30/2022	10,274.42	10,565	11,744
10/31/2022	10,590.32	10,897	12,376
11/30/2022	11,558.99	11,905	13,770
12/31/2022	11,581.31	11,929	13,781
1/31/2023	12,201.66	12,579	14,897
2/28/2023	11,831.16	12,199	14,586
3/31/2023	12,237.1	12,623	14,947
4/30/2023	12,623.49	13,025	15,369
5/31/2023	12,083.61	12,464	14,719
6/30/2023	12,182.4	12,571	15,389
7/31/2023	12,561.14	12,970	15,887
8/31/2023	12,227.37	12,629	15,279
9/30/2023	11,641.03	12,024	14,756
10/31/2023	11,152.37	11,517	14,159
11/30/2023	12,124.77	12,536	15,472
12/31/2023	12,966.91	13,421	16,294
1/31/2024	12,957.77	13,419	16,389
2/29/2024	12,980.93	13,450	16,688
3/31/2024	13,120.42	13,598	17,219
4/30/2024	12,594.27	13,050	16,797
5/31/2024	12,833.34	13,299	17,447
6/30/2024	12,821.37	13,291	17,166
7/31/2024	13,465.92	13,972	17,669
8/31/2024	14,110.85	14,651	18,244
9/30/2024	14,297.1	14,852	18,411
10/31/2024	13,332.76	13,848	17,410
11/30/2024	13,299.14	13,823	17,311
12/31/2024	12,782.68	13,288	16,918
1/31/2025	13,232.23	13,766	17,808
2/28/2025	13,261.17	13,802	18,153
3/31/2025	13,269.07	13,807	18,080
4/30/2025	14,152.99	14,731	18,908
5/31/2025	14,574.23	15,176	19,775
6/30/2025	14,849.29	15,467	20,210
7/31/2025	14,205.43	14,798	19,927
8/31/2025	14,659.91	15,280	20,775
9/30/2025	14,757.44	15,386	21,172
10/31/2025	14,583.01	15,207	21,422
11/30/2025	14,707.55	15,345	21,555
12/31/2025	14,733.86	15,376	22,202
1/31/2026	15,035.25	15,701	23,361
2/28/2026	15,604.64	16,310	24,442
3/31/2026	14,246.18	14,883	21,927
4/30/2026	14,997.79	15,674	23,561
5/31/2026	15,265.72	15,955	24,284

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
MSCI EAFE Dividend Growers ETF	4.74%	1.24%	4.32%
MSCI EAFE Dividend Masters Index	5.13%	1.64%	4.78%
MSCI EAFE Index	22.80%	8.71%	9.27%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"MSCI," "MSCI Inc.," "MSCI Index" and "EAFE" are service marks of MSCI and have been licensed for use by ProShares. ProShares have not been passed on by MSCI or its affiliates as to their legality or suitability. ProShares based on MSCI indexes are not sponsored, endorsed, sold or promoted by MSCI or its affiliates, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$61,783,813
  Number of Portfolio Holdings77
  Net Investment Advisory Fees$329,064
  Portfolio Turnover Rate38%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	99%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Health Care	20.3%
Information Technology	15.5%
Industrials	14.6%
Financials	11.6%
Materials	9.6%
Consumer Staples	7.9%
Utilities	7.8%
Communication Services	6.3%
Real Estate	3.9%
Consumer Discretionary	2.5%

Largest Holdings

Table Summary
Holdings	% of Net Assets
Murata Manufacturing Co. Ltd.	2.0%
Logitech International SA (Registered)	1.5%
Fisher & Paykel Healthcare Corp. Ltd.	1.5%
Financiere de Tubize SA	1.5%
ASML Holding NV	1.4%
Lasertec Corp.	1.4%
Sika AG (Registered)	1.4%
Buzzi SpA	1.4%
UCB SA	1.4%
Sonic Healthcare Ltd.	1.4%

Country Weights

Table Summary
Country	% of Exposure
Japan	24.0%
Switzerland	13.5%
United Kingdom	13.3%
Australia	10.6%
Belgium	6.9%
Germany	5.2%
Italy	4.1%
France	4.1%
Hong Kong	3.7%
Netherlands	2.7%
Other	11.9%

MSCI EAFE Dividend Growers ETF - EFAD

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

EFAD526

MSCI Emerging Markets Dividend Growers ETF

EMDV - Cboe BZX Exchange

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about MSCI Emerging Markets Dividend Growers ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EMDV	$63	0.60%

How Did the Fund Perform Last Year?

MSCI Emerging Markets Dividend Growers ETF (the “Fund") seeks investment results, before fees and expenses, that track the performance of the MSCI Emerging Markets Dividend Masters Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. An underweight to technology drove underperformance compared to the MSCI Emerging Markets Index. For the year ended May 31, 2026, the Fund had a total return of 7.82%. For the same period, the Index had a total return of 8.93% and a volatility of 10.45%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s Index, and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	MSCI Emerging Markets Dividend Growers ETF : $13,364	MSCI Emerging Markets Dividend Masters Index : $14,887	MSCI Emerging Markets Index : $27,557
5/31/2016	10,000	10,000	10,000
6/30/2016	10,338.03	10,369	10,400
7/31/2016	10,919.45	10,955	10,923
8/31/2016	10,912.76	10,956	11,195
9/30/2016	11,002.59	11,049	11,340
10/31/2016	10,896.18	10,956	11,367
11/30/2016	10,182.95	10,251	10,844
12/31/2016	10,292.27	10,386	10,868
1/31/2017	10,644.8	10,733	11,462
2/28/2017	10,952.31	11,062	11,813
3/31/2017	11,358.76	11,457	12,111
4/30/2017	11,502.05	11,603	12,376
5/31/2017	11,774	11,884	12,742
6/30/2017	11,821.47	11,954	12,871
7/31/2017	12,326.46	12,471	13,638
8/31/2017	12,591.73	12,751	13,942
9/30/2017	12,324.28	12,489	13,886
10/31/2017	12,442.85	12,618	14,374
11/30/2017	12,657.09	12,882	14,402
12/31/2017	13,513.48	13,760	14,920
1/31/2018	14,259.86	14,517	16,162
2/28/2018	13,923.98	14,177	15,417
3/31/2018	13,933.84	14,180	15,110
4/30/2018	13,703.36	13,980	15,064
5/31/2018	13,306.81	13,597	14,530
6/30/2018	12,834.28	13,125	13,927
7/31/2018	13,489.6	13,825	14,234
8/31/2018	13,072.64	13,410	13,849
9/30/2018	12,752.81	13,114	13,776
10/31/2018	11,771.74	12,109	12,576
11/30/2018	12,691.5	13,059	13,094
12/31/2018	12,607.42	13,018	12,747
1/31/2019	13,406.03	13,851	13,864
2/28/2019	13,403.14	13,857	13,894
3/31/2019	13,528.56	13,994	14,011
4/30/2019	13,682.45	14,155	14,307
5/31/2019	13,195.75	13,671	13,268
6/30/2019	13,744.59	14,249	14,096
7/31/2019	13,559.25	14,107	13,924
8/31/2019	13,079.78	13,579	13,245
9/30/2019	13,249.72	13,765	13,498
10/31/2019	13,841.76	14,411	14,067
11/30/2019	13,598.19	14,174	14,047
12/31/2019	14,322.62	14,945	15,095
1/31/2020	13,709.57	14,291	14,392
2/29/2020	12,665.45	13,183	13,633
3/31/2020	10,156.59	10,611	11,534
4/30/2020	10,991.24	11,500	12,590
5/31/2020	10,953.46	11,436	12,687
6/30/2020	11,644.41	12,161	13,620
7/31/2020	12,193.28	12,763	14,838
8/31/2020	12,332.96	12,925	15,165
9/30/2020	12,124.76	12,721	14,923
10/31/2020	12,263.33	12,885	15,230
11/30/2020	13,610.73	14,328	16,639
12/31/2020	14,454.02	15,324	17,862
1/31/2021	14,351.26	15,201	18,410
2/28/2021	14,543.45	15,394	18,550
3/31/2021	14,814.23	15,725	18,270
4/30/2021	14,761.61	15,661	18,725
5/31/2021	15,408.36	16,366	18,940
6/30/2021	15,127.41	16,101	19,192
7/31/2021	14,309.22	15,228	17,901
8/31/2021	14,893.22	15,887	18,370
9/30/2021	14,712.65	15,732	17,640
10/31/2021	14,567.03	15,547	17,815
11/30/2021	13,981.58	14,921	17,088
12/31/2021	14,551.01	15,586	17,409
1/31/2022	14,461.53	15,477	17,080
2/28/2022	13,937.36	14,987	16,570
3/31/2022	13,319.78	14,302	16,195
4/30/2022	12,746.59	13,630	15,295
5/31/2022	12,816.85	13,696	15,362
6/30/2022	12,509.3	13,353	14,340
7/31/2022	12,221.72	13,086	14,305
8/31/2022	11,912.36	12,794	14,365
9/30/2022	10,776.11	11,550	12,681
10/31/2022	10,175.62	10,896	12,288
11/30/2022	11,886.18	12,772	14,110
12/31/2022	11,929.67	12,855	13,911
1/31/2023	12,760.52	13,733	15,010
2/28/2023	12,329.55	13,269	14,038
3/31/2023	12,387.36	13,352	14,463
4/30/2023	12,374.79	13,357	14,300
5/31/2023	11,951.51	12,923	14,059
6/30/2023	12,220.71	13,240	14,594
7/31/2023	12,890.97	13,995	15,503
8/31/2023	11,740.46	12,753	14,548
9/30/2023	11,486.35	12,470	14,167
10/31/2023	10,994.85	11,904	13,616
11/30/2023	11,545.72	12,530	14,705
12/31/2023	11,854.16	12,932	15,280
1/31/2024	11,316.19	12,367	14,571
2/29/2024	11,913.51	13,012	15,264
3/31/2024	11,698.85	12,766	15,600
4/30/2024	11,799.28	12,896	15,713
5/31/2024	11,773.39	12,856	15,801
6/30/2024	11,657.33	12,772	16,423
7/31/2024	11,812.18	13,016	16,472
8/31/2024	11,858.44	13,074	16,738
9/30/2024	13,118.23	14,504	17,856
10/31/2024	12,269.26	13,503	17,061
11/30/2024	11,983.54	13,209	16,449
12/31/2024	11,888.63	13,070	16,426
1/31/2025	11,816.91	12,993	16,720
2/28/2025	11,707.65	12,846	16,800
3/31/2025	11,924.51	13,103	16,906
4/30/2025	12,126.23	13,365	17,127
5/31/2025	12,390.94	13,666	17,858
6/30/2025	12,699.77	14,018	18,932
7/31/2025	12,708.55	14,025	19,301
8/31/2025	12,822.55	14,163	19,548
9/30/2025	12,652.49	13,963	20,946
10/31/2025	12,886.23	14,263	21,821
11/30/2025	13,180.29	14,641	21,300
12/31/2025	13,182.36	14,654	21,937
1/31/2026	13,281.03	14,767	23,878
2/28/2026	13,537.93	15,046	25,191
3/31/2026	12,709.98	14,106	21,901
4/30/2026	13,264.17	14,769	25,123
5/31/2026	13,364.35	14,887	27,557

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
MSCI Emerging Markets Dividend Growers ETF	7.82%	-2.81%	2.94%
MSCI Emerging Markets Dividend Masters Index	8.93%	-1.87%	4.06%
MSCI Emerging Markets Index	54.31%	7.78%	10.66%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"MSCI," "MSCI Inc." and "MSCI Index" are service marks of MSCI and have been licensed for use by ProShares. ProShares have not been passed on by MSCI or its affiliates as to their legality or suitability. ProShares based on MSCI indexes are not sponsored, endorsed, sold or promoted by MSCI or its affiliates, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$7,344,346
  Number of Portfolio Holdings49
  Net Investment Advisory Fees$43,698
  Portfolio Turnover Rate56%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	99%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Financials	23.1%
Information Technology	23.0%
Consumer Staples	17.2%
Utilities	8.8%
Health Care	8.7%
Industrials	6.6%
Communication Services	5.9%
Consumer Discretionary	4.5%
Materials	2.2%

Largest Holdings

Table Summary
Holdings	% of Net Assets
Suzhou TFC Optical Communication Co. Ltd., Class A	2.8%
Wistron Corp.	2.6%
Lotes Co. Ltd.	2.5%
Hankook Tire & Technology Co. Ltd.	2.4%
Interconexion Electrica SA ESP	2.3%
WEG SA	2.3%
Yuhan Corp.	2.2%
Persistent Systems Ltd.	2.2%
Mphasis Ltd.	2.2%
Pidilite Industries Ltd.	2.2%

Country Weights

Table Summary
Country	% of Exposure
China	47.3%
India	21.5%
Taiwan	7.3%
South Korea	4.7%
Brazil	4.4%
South Africa	4.1%
Colombia	2.4%
Mexico	2.2%
Thailand	2.2%
Saudi Arabia	2.2%
Other	1.7%

MSCI Emerging Markets Dividend Growers ETF - EMDV

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

EMDV526

MSCI Europe Dividend Growers ETF

EUDV - Cboe BZX Exchange

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about MSCI Europe Dividend Growers ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EUDV	$56	0.55%

How Did the Fund Perform Last Year?

MSCI Europe Dividend Growers ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the MSCI Europe Dividend Masters Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. An overweight to healthcare drove underperformance compared to the MSCI Europe index. For the year ended May 31, 2026, the Fund had a total return of 2.86%. For the same period, the Index had a total return of 3.21% and a volatility of 13.4%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	MSCI Europe Dividend Growers ETF : $17,068	MSCI Europe Dividend Masters Index : $18,020	MSCI EAFE Index : $24,284
5/31/2016	10,000	10,000	10,000
6/30/2016	9,800.04	9,806	9,664
7/31/2016	10,116.42	10,128	10,154
8/31/2016	9,919.17	9,934	10,161
9/30/2016	9,840.79	9,862	10,286
10/31/2016	9,096.36	9,118	10,075
11/30/2016	8,934.68	8,959	9,875
12/31/2016	9,287.62	9,326	10,212
1/31/2017	9,211.31	9,253	10,509
2/28/2017	9,499.96	9,548	10,659
3/31/2017	9,772.52	9,825	10,952
4/30/2017	10,261.24	10,315	11,230
5/31/2017	10,813.44	10,878	11,642
6/30/2017	10,611.79	10,679	11,621
7/31/2017	10,792.17	10,866	11,956
8/31/2017	10,794.44	10,877	11,951
9/30/2017	11,098.63	11,190	12,249
10/31/2017	11,162.9	11,262	12,435
11/30/2017	11,045.61	11,149	12,566
12/31/2017	11,271.02	11,385	12,768
1/31/2018	11,662.81	11,786	13,409
2/28/2018	11,044.02	11,162	12,804
3/31/2018	10,992.42	11,111	12,552
4/30/2018	11,282.22	11,406	12,861
5/31/2018	11,313.14	11,443	12,571
6/30/2018	11,405.21	11,543	12,418
7/31/2018	11,751.88	11,903	12,723
8/31/2018	11,628.6	11,784	12,478
9/30/2018	11,468.35	11,627	12,586
10/31/2018	10,560.31	10,705	11,584
11/30/2018	10,533.91	10,682	11,569
12/31/2018	10,005.58	10,148	11,008
1/31/2019	10,650.73	10,811	11,732
2/28/2019	10,845.41	11,014	12,031
3/31/2019	10,968.5	11,143	12,107
4/30/2019	11,251.33	11,434	12,447
5/31/2019	10,658.37	10,829	11,849
6/30/2019	11,300.35	11,492	12,552
7/31/2019	11,086.96	11,279	12,393
8/31/2019	10,974.61	11,171	12,072
9/30/2019	11,303.76	11,514	12,418
10/31/2019	11,812.17	12,039	12,864
11/30/2019	12,033.48	12,311	13,009
12/31/2019	12,561.67	12,859	13,432
1/31/2020	12,494.14	12,796	13,151
2/29/2020	11,441.78	11,713	11,962
3/31/2020	9,788.45	10,013	10,365
4/30/2020	10,626.47	10,889	11,035
5/31/2020	11,117.03	11,392	11,515
6/30/2020	11,622.96	11,930	11,907
7/31/2020	12,020.7	12,342	12,184
8/31/2020	12,557.64	12,905	12,810
9/30/2020	12,398.42	12,747	12,477
10/31/2020	11,712.62	12,040	11,979
11/30/2020	12,916.8	13,285	13,836
12/31/2020	13,366.37	13,778	14,479
1/31/2021	13,197.45	13,608	14,325
2/28/2021	12,992.47	13,401	14,645
3/31/2021	13,304.48	13,732	14,982
4/30/2021	14,149.75	14,610	15,433
5/31/2021	14,746.08	15,228	15,987
6/30/2021	14,907.01	15,406	15,757
7/31/2021	15,777.63	16,320	15,875
8/31/2021	16,059.11	16,618	16,155
9/30/2021	14,990.93	15,517	15,686
10/31/2021	15,585.93	16,142	16,072
11/30/2021	15,071.53	15,616	15,325
12/31/2021	15,914.01	16,509	16,109
1/31/2022	14,278.96	14,812	15,331
2/28/2022	14,059.02	14,588	15,060
3/31/2022	14,243.5	14,784	15,156
4/30/2022	13,370.79	13,874	14,176
5/31/2022	12,742.6	13,213	14,282
6/30/2022	11,774.36	12,207	12,957
7/31/2022	12,497.93	12,971	13,602
8/31/2022	11,507.07	11,941	12,956
9/30/2022	10,517.96	10,913	11,744
10/31/2022	11,143.2	11,572	12,376
11/30/2022	12,012.47	12,485	13,770
12/31/2022	11,940.93	12,412	13,781
1/31/2023	12,770.09	13,288	14,897
2/28/2023	12,725.52	13,250	14,586
3/31/2023	13,299.3	13,850	14,947
4/30/2023	13,918	14,497	15,369
5/31/2023	13,120.39	13,654	14,719
6/30/2023	13,421.08	13,975	15,389
7/31/2023	13,925.17	14,509	15,887
8/31/2023	13,500.56	14,071	15,279
9/30/2023	12,752.97	13,294	14,756
10/31/2023	12,236.7	12,757	14,159
11/30/2023	13,522.06	14,114	15,472
12/31/2023	14,412.7	15,064	16,294
1/31/2024	14,415	15,076	16,389
2/29/2024	14,550.1	15,227	16,688
3/31/2024	14,782.39	15,475	17,219
4/30/2024	14,284.21	14,951	16,797
5/31/2024	14,749.76	15,440	17,447
6/30/2024	14,734.99	15,432	17,166
7/31/2024	15,380.52	16,122	17,669
8/31/2024	15,938.74	16,718	18,244
9/30/2024	16,191.73	16,997	18,411
10/31/2024	15,068.01	15,814	17,410
11/30/2024	15,059.81	15,817	17,311
12/31/2024	14,440.99	15,171	16,918
1/31/2025	15,264.5	16,057	17,808
2/28/2025	15,177.85	15,971	18,153
3/31/2025	15,107.75	15,895	18,080
4/30/2025	16,090.51	16,928	18,908
5/31/2025	16,594.48	17,461	19,775
6/30/2025	16,839.61	17,728	20,210
7/31/2025	15,951.69	16,794	19,927
8/31/2025	16,397.97	17,276	20,775
9/30/2025	16,420.09	17,305	21,172
10/31/2025	16,215.19	17,093	21,422
11/30/2025	16,301.4	17,195	21,555
12/31/2025	16,475.56	17,386	22,202
1/31/2026	16,826.25	17,763	23,361
2/28/2026	17,444.11	18,431	24,442
3/31/2026	15,897.08	16,787	21,927
4/30/2026	16,849.28	17,798	23,561
5/31/2026	17,067.73	18,020	24,284

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
MSCI Europe Dividend Growers ETF	2.86%	2.97%	5.49%
MSCI Europe Dividend Masters Index	3.21%	3.42%	6.06%
MSCI EAFE Index	22.80%	8.71%	9.27%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"MSCI," "MSCI Inc." and "MSCI Index" are service marks of MSCI and have been licensed for use by ProShares. ProShares have not been passed on by MSCI or its affiliates as to their legality or suitability. ProShares based on MSCI indexes are not sponsored, endorsed, sold or promoted by MSCI or its affiliates, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$8,405,818
  Number of Portfolio Holdings47
  Net Investment Advisory Fees$47,381
  Portfolio Turnover Rate38%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	99%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Industrials	19.9%
Health Care	18.0%
Information Technology	13.6%
Financials	12.9%
Materials	11.6%
Utilities	8.8%
Consumer Staples	8.8%
Communication Services	4.1%
Real Estate	2.3%

Largest Holdings

Table Summary
Holdings	% of Net Assets
Logitech International SA (Registered)	2.5%
Financiere de Tubize SA	2.4%
ASML Holding NV	2.4%
Sika AG (Registered)	2.4%
Buzzi SpA	2.4%
UCB SA	2.3%
Halma plc	2.3%
BAE Systems plc	2.3%
Lotus Bakeries NV	2.3%
Schneider Electric SE	2.3%

Country Weights

Table Summary
Country	% of Exposure
Switzerland	22.4%
United Kingdom	22.0%
Belgium	11.6%
Germany	8.6%
Italy	6.8%
France	6.7%
Netherlands	4.5%
Spain	4.4%
Denmark	4.4%
Sweden	2.3%
Other	6.3%

MSCI Europe Dividend Growers ETF - EUDV

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

EUDV526

MSCI Transformational Changes ETF

ANEW - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about MSCI Transformational Changes ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ANEW	$47	0.45%

How Did the Fund Perform Last Year?

MSCI Transformational Changes ETF (the “Fund") seeks investment results, before fees and expenses, that track the performance of the MSCI Global Transformational Changes Index (the "Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. An overweight to healthcare drove underperformance compared to the Nasdaq-100. For the year ended May 31, 2026, the Fund had a total return of 7.44%. For the same period, the Index had a total return of 7.70% and a volatility of 11.89%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	MSCI Transformational Changes ETF : $13,403	MSCI Global Transformational Changes Index : $13,574	S&P Global 1200 Index : $22,677
10/14/2020	10,000	10,000	10,000
10/31/2020	9,258.13	9,245	9,383
11/30/2020	10,009.35	10,006	10,547
12/31/2020	10,551.16	10,552	11,018
1/31/2021	10,805.73	10,811	10,932
2/28/2021	10,801.15	10,811	11,212
3/31/2021	10,627.68	10,636	11,601
4/30/2021	11,142.76	11,162	12,127
5/31/2021	10,947.26	10,965	12,337
6/30/2021	11,572.17	11,598	12,474
7/31/2021	11,530.96	11,558	12,621
8/31/2021	11,933.29	11,973	12,931
9/30/2021	11,194.36	11,232	12,392
10/31/2021	11,625.18	11,668	13,071
11/30/2021	11,333.67	11,361	12,823
12/31/2021	11,322.75	11,362	13,391
1/31/2022	10,223.09	10,254	12,771
2/28/2022	9,807.9	9,849	12,430
3/31/2022	10,028.58	10,078	12,759
4/30/2022	8,951.18	8,987	11,750
5/31/2022	8,754.17	8,790	11,818
6/30/2022	8,023.68	8,047	10,807
7/31/2022	8,612.91	8,646	11,604
8/31/2022	8,203.09	8,242	11,120
9/30/2022	7,375.81	7,408	10,072
10/31/2022	7,745.1	7,780	10,756
11/30/2022	8,315.05	8,344	11,619
12/31/2022	7,989.91	8,021	11,137
1/31/2023	8,707.59	8,745	11,935
2/28/2023	8,379.29	8,419	11,596
3/31/2023	8,871.83	8,914	11,993
4/30/2023	8,824.86	8,868	12,199
5/31/2023	8,849.98	8,890	12,096
6/30/2023	9,370.84	9,420	12,815
7/31/2023	9,764.92	9,825	13,229
8/31/2023	9,313.96	9,367	12,906
9/30/2023	8,762.01	8,813	12,346
10/31/2023	8,386.84	8,431	12,015
11/30/2023	9,211.83	9,273	13,115
12/31/2023	9,797.47	9,864	13,740
1/31/2024	9,858.51	9,935	13,867
2/29/2024	10,289.28	10,371	14,481
3/31/2024	10,648.27	10,734	14,976
4/30/2024	10,145.65	10,226	14,457
5/31/2024	10,608.65	10,694	15,119
6/30/2024	10,847.27	10,937	15,458
7/31/2024	10,906.68	10,997	15,719
8/31/2024	11,250.36	11,356	16,113
9/30/2024	11,708.42	11,825	16,439
10/31/2024	11,544.94	11,644	16,120
11/30/2024	12,070.2	12,179	16,739
12/31/2024	11,699.04	11,808	16,347
1/31/2025	12,414.74	12,541	16,887
2/28/2025	12,323.73	12,453	16,838
3/31/2025	11,625.64	11,741	16,149
4/30/2025	11,877.61	12,001	16,254
5/31/2025	12,475.14	12,604	17,224
6/30/2025	13,042	13,175	17,994
7/31/2025	13,044.35	13,188	18,223
8/31/2025	13,171.71	13,320	18,708
9/30/2025	13,433.56	13,587	19,396
10/31/2025	13,385.94	13,540	19,832
11/30/2025	13,288.62	13,446	19,884
12/31/2025	13,082.21	13,237	20,107
1/31/2026	13,043.33	13,208	20,690
2/28/2026	12,884.35	13,039	20,965
3/31/2026	11,802.61	11,932	19,548
4/30/2026	12,639.75	12,791	21,532
5/31/2026	13,403.49	13,574	22,677

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	Since Inception (10/14/20)
MSCI Transformational Changes ETF	7.44%	4.13%	5.34%
MSCI Global Transformational Changes Index	7.70%	4.37%	5.59%
S&P Global 1200 Index	31.64%	12.94%	15.67%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"MSCI," "MSCI Inc." and "MSCI Index" are service marks of MSCI and have been licensed for use by ProShares. ProShares have not been passed on by MSCI or its affiliates as to their legality or suitability. ProShares based on MSCI indexes are not sponsored, endorsed, sold or promoted by MSCI or its affiliates, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$7,727,741
  Number of Portfolio Holdings149
  Net Investment Advisory Fees$34,547
  Portfolio Turnover Rate44%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Health Care	26.5%
Information Technology	25.0%
Communication Services	16.1%
Consumer Discretionary	12.4%
Materials	8.8%
Industrials	4.7%
Consumer Staples	4.6%
Financials	1.8%
Real Estate	0.1%

Largest Holdings

Table Summary
Holdings	% of Net Assets
Danaher Corp.	2.1%
Broadcom, Inc.	2.1%
Eli Lilly & Co.	2.1%
Microsoft Corp.	2.1%
International Flavors & Fragrances, Inc.	2.0%
Meta Platforms, Inc., Class A	2.0%
Givaudan SA (Registered)	2.0%
Apple, Inc.	2.0%
Amazon.com, Inc.	2.0%
Symrise AG, Class A	2.0%

Country Weights

Table Summary
Country	% of Exposure
United States	75.2%
China	4.5%
Switzerland	4.0%
Germany	3.7%
Taiwan	2.7%
Japan	2.6%
South Africa	1.9%
Ireland	1.9%
South Korea	1.4%
France	0.9%
Other	1.2%

MSCI Transformational Changes ETF - ANEW

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

ANEW526

Nanotechnology ETF

TINY - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Nanotechnology ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TINY	$91	0.58%

How Did the Fund Perform Last Year?

Nanotechnology ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the Solactive Nanotechnology Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Overweight to semiconductors drove outperformance compared to the Nasdaq-100. For the year ended May 31, 2026, the Fund had a total return of 112.51%. For the same period, the Index had a total return of 114.21% and a volatility of 26.92%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund's index, and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Nanotechnology ETF : $20,982	Solactive Nanotechnology Index : $21,338	S&P Global 1200 Index : $17,370
10/26/2021	10,000	10,000	10,000
10/31/2021	10,212.52	10,211	10,012
11/30/2021	10,814.56	10,800	9,822
12/31/2021	10,802.78	10,808	10,257
1/31/2022	9,247.42	9,258	9,782
2/28/2022	9,261.53	9,310	9,521
3/31/2022	9,124.79	9,180	9,773
4/30/2022	7,885.63	7,924	9,000
5/31/2022	8,495.35	8,546	9,052
6/30/2022	7,447.81	7,478	8,277
7/31/2022	8,354.78	8,388	8,888
8/31/2022	7,501.74	7,548	8,517
9/30/2022	6,430.08	6,459	7,714
10/31/2022	6,838.19	6,877	8,239
11/30/2022	7,792.5	7,819	8,900
12/31/2022	7,150.99	7,191	8,530
1/31/2023	8,077.15	8,117	9,142
2/28/2023	8,134.01	8,189	8,882
3/31/2023	8,698.59	8,747	9,186
4/30/2023	8,198.94	8,260	9,344
5/31/2023	9,393.35	9,440	9,265
6/30/2023	10,027.77	10,083	9,816
7/31/2023	10,151.4	10,212	10,133
8/31/2023	9,656.84	9,716	9,886
9/30/2023	8,842.53	8,904	9,457
10/31/2023	8,148.38	8,208	9,203
11/30/2023	9,650.4	9,736	10,045
12/31/2023	10,555.01	10,635	10,524
1/31/2024	10,760.96	10,849	10,621
2/29/2024	12,216.24	12,280	11,092
3/31/2024	12,524.62	12,611	11,471
4/30/2024	11,642.44	11,732	11,073
5/31/2024	12,485.53	12,552	11,580
6/30/2024	13,231.06	13,321	11,840
7/31/2024	12,639.12	12,725	12,040
8/31/2024	12,423.44	12,527	12,342
9/30/2024	12,417.79	12,537	12,591
10/31/2024	11,638.45	11,719	12,347
11/30/2024	11,554.18	11,628	12,821
12/31/2024	11,276.74	11,360	12,521
1/31/2025	11,741	11,837	12,934
2/28/2025	10,617.37	10,731	12,897
3/31/2025	9,516.5	9,593	12,369
4/30/2025	9,333.01	9,429	12,450
5/31/2025	9,873.41	9,961	13,193
6/30/2025	11,067.25	11,146	13,783
7/31/2025	11,000.44	11,096	13,958
8/31/2025	11,157.3	11,264	14,329
9/30/2025	12,870.35	12,956	14,856
10/31/2025	13,560.15	13,701	15,191
11/30/2025	13,078.57	13,208	15,230
12/31/2025	13,435.11	13,588	15,401
1/31/2026	16,062.44	16,311	15,847
2/28/2026	17,275.68	17,536	16,058
3/31/2026	15,676.76	15,876	14,972
4/30/2026	18,947.51	19,264	16,492
5/31/2026	20,982.39	21,338	17,370

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	Since Inception (10/26/21)
Nanotechnology ETF	112.51%	17.50%
Solactive Nanotechnology Index	114.21%	17.95%
S&P Global 1200 Index	31.64%	12.77%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"Solactive AG," a registered trademark of Solactive AG, and the "Solactive Nanotechnology Index" has been licensed for use by ProShare Advisors LLC. ProShares based on the Solactive Nanotechnology Index are not sponsored, endorsed, sold, or promoted by Solactive AG and they make no representation regarding the legality or suitability of ProShares, or the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$8,292,577
  Number of Portfolio Holdings31
  Net Investment Advisory Fees$32,725
  Portfolio Turnover Rate70%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Information Technology	70.2%
Health Care	10.4%
Materials	9.8%
Industrials	5.0%
Consumer Discretionary	4.6%

Largest Holdings

Table Summary
Holdings	% of Net Assets
Bruker Corp.	6.6%
Shanghai Biren Technology Co. Ltd., Class H	5.5%
Lam Research Corp.	4.9%
JGC Holdings Corp.	4.8%
Cabot Corp.	4.7%
Veeco Instruments, Inc.	4.6%
ASML Holding NV	4.5%
Nikon Corp.	4.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.4%
Qnity Electronics, Inc.	4.4%

Country Weights

Table Summary
Country	% of Exposure
United States	55.9%
Japan	19.3%
South Korea	7.4%
China	5.5%
Netherlands	4.5%
Taiwan	4.5%
France	2.9%

Nanotechnology ETF - TINY

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

TINY526

Nasdaq-100 Dorsey Wright Momentum ETF

QQQA - The Nasdaq Stock Market

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Nasdaq-100 Dorsey Wright Momentum ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
QQQA	$80	0.58%

How Did the Fund Perform Last Year?

Nasdaq-100 Dorsey Wright Momentum ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the Nasdaq-100 Dorsey Wright Momentum Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Momentum factor strength drove outperformance compared to the Nasdaq-100. For the year ended May 31, 2026, the Fund had a total return of 76.21%. For the same period, the Index had a total return of 77.36% and a volatility of 25.64%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s Index, and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Nasdaq-100 Dorsey Wright Momentum ETF : $19,386	Nasdaq-100 Dorsey Wright Momentum Index : $20,023	Nasdaq Composite Index : $21,036
5/18/2021	10,000	10,000	10,000
5/31/2021	10,519.97	10,524	10,339
6/30/2021	10,747.16	10,757	10,912
7/31/2021	11,017.62	11,035	11,042
8/31/2021	11,341	11,365	11,493
9/30/2021	10,708.87	10,735	10,887
10/31/2021	11,471.23	11,507	11,681
11/30/2021	11,032.88	11,073	11,719
12/31/2021	11,168.11	11,215	11,806
1/31/2022	9,766.69	9,814	10,748
2/28/2022	9,518.67	9,569	10,388
3/31/2022	10,263.42	10,324	10,750
4/30/2022	8,963.09	9,020	9,326
5/31/2022	8,563.39	8,622	9,146
6/30/2022	7,922.17	7,979	8,355
7/31/2022	8,462.83	8,529	9,390
8/31/2022	8,261.13	8,329	8,965
9/30/2022	7,542.31	7,608	8,029
10/31/2022	7,894.57	7,968	8,345
11/30/2022	8,441.02	8,524	8,722
12/31/2022	7,916.57	7,998	7,966
1/31/2023	8,287.96	8,378	8,820
2/28/2023	7,859.08	7,948	8,730
3/31/2023	8,120.91	8,217	9,322
4/30/2023	8,019.93	8,119	9,329
5/31/2023	8,440.51	8,551	9,882
6/30/2023	8,920.51	9,042	10,539
7/31/2023	9,246.34	9,379	10,969
8/31/2023	8,959.69	9,092	10,744
9/30/2023	8,441.27	8,570	10,124
10/31/2023	8,219.09	8,349	9,845
11/30/2023	9,453.98	9,608	10,911
12/31/2023	9,864.9	10,031	11,520
1/31/2024	10,148.67	10,326	11,640
2/29/2024	10,865.2	11,061	12,364
3/31/2024	10,886.03	11,088	12,593
4/30/2024	10,196.11	10,392	12,041
5/31/2024	10,869.36	11,084	12,882
6/30/2024	11,555.08	11,790	13,658
7/31/2024	10,597.91	10,818	13,559
8/31/2024	10,574.87	10,800	13,659
9/30/2024	10,982.43	11,222	14,036
10/31/2024	11,012.34	11,259	13,967
11/30/2024	11,786.68	12,057	14,846
12/31/2024	11,460.57	11,729	14,927
1/31/2025	12,490.9	12,792	15,175
2/28/2025	11,744.9	12,032	14,582
3/31/2025	10,306.87	10,563	13,395
4/30/2025	10,517.75	10,786	13,513
5/31/2025	11,001.27	11,289	14,817
6/30/2025	11,322.91	11,625	15,801
7/31/2025	11,355.29	11,666	16,388
8/31/2025	11,125.26	11,435	16,659
9/30/2025	11,795.58	12,130	17,605
10/31/2025	12,735.86	13,104	18,436
11/30/2025	12,103.13	12,458	18,169
12/31/2025	12,590.32	12,966	18,083
1/31/2026	13,581.01	13,994	18,259
2/28/2026	13,477.89	13,895	17,651
3/31/2026	12,773.9	13,175	16,825
4/30/2026	16,812.23	17,356	19,400
5/31/2026	19,386.41	20,023	21,036

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	Since Inception (5/18/21)
Nasdaq-100 Dorsey Wright Momentum ETF	76.21%	13.00%	14.05%
Nasdaq-100 Dorsey Wright Momentum Index	77.36%	13.72%	14.79%
Nasdaq Composite Index	41.98%	15.26%	15.93%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

Nasdaq®is a registered trademark of Nasdaq, Inc. and is licensed for use by ProShare Advisors LLC. ProShares ETFs have not been passed on by Nasdaq, Inc. or its affiliates as to their legality or suitability. ProShares ETFs based on the Nasdaq-100 Dorsey Wright Momentum Index are not issued, sponsored, endorsed, sold, or promoted by Nasdaq, Inc. or its affiliates, and they make no representation regarding the advisability of investing in ProShares ETFs.

Key Fund Statistics

  Net Assets$47,735,622
  Number of Portfolio Holdings22
  Net Investment Advisory Fees$74,892
  Portfolio Turnover Rate114%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Information Technology	74.8%
Communication Services	7.8%
Energy	7.3%
Health Care	6.4%
Consumer Discretionary	3.7%

Largest Holdings

Table Summary
Holdings	% of Net Assets
ARM Holdings plc (ADR)	8.5%
Advanced Micro Devices, Inc.	7.5%
Intel Corp.	6.6%
Seagate Technology Holdings plc	6.3%
Marvell Technology, Inc.	5.7%
AppLovin Corp., Class A	5.6%
Western Digital Corp.	5.5%
Microchip Technology, Inc.	4.7%
Lam Research Corp.	4.3%
Alphabet, Inc., Class A	4.3%

Country Weights

Table Summary
Country	% of Exposure
United States	96.1%
Netherlands	3.9%

Nasdaq-100 Dorsey Wright Momentum ETF - QQQA

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

QQQA526

Nasdaq-100 Dynamic Buffer ETF

QB - The Nasdaq Stock Market

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Nasdaq-100 Dynamic Buffer ETF (the “Fund”) for the period of June 24, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investmentFootnote Reference †	Costs paid as a percentage of a $10,000 investment (Annualized)
QB	$59	0.58%
Footnote	Description
Footnote †	Amount shown reflects the expenses of the Fund from inception date through May 31, 2026. Expenses would be higher if the Fund had been in operations for the full year.

How Did the Fund Perform Last Year?

Nasdaq-100 Dynamic Buffer ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the Nasdaq-100 Dynamic Buffer Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Technology drove strong performance however upside participation was moderated by the buffered exposure profile. For the period ended May 31, 2026, the Fund had a total return of 17.64%. For the same period, the Index had a total return of 17.46% and a volatility of 5.72%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Nasdaq-100 Dynamic Buffer ETF : $11,764	Nasdaq-100 Dynamic Buffer Index : $11,747	Nasdaq Composite Index : $13,620
6/24/2025	10,000	10,000	10,000
6/30/2025	10,071.2	10,074	10,230
7/31/2025	10,068.06	10,079	10,611
8/31/2025	10,189.95	10,209	10,786
9/30/2025	10,322.52	10,344	11,399
10/31/2025	10,635.03	10,648	11,937
11/30/2025	10,692.23	10,700	11,764
12/31/2025	10,628.75	10,632	11,708
1/31/2026	10,706.77	10,709	11,822
2/28/2026	10,849.26	10,849	11,428
3/31/2026	10,863.22	10,866	10,893
4/30/2026	11,366.52	11,363	12,561
5/31/2026	11,764.34	11,747	13,620

Cumulative Total Return

Table Summary
Fund/Index Name	Since Inception (6/24/25)
Nasdaq-100 Dynamic Buffer ETF	17.64%
Nasdaq-100 Dynamic Buffer Index	17.46%
Nasdaq Composite Index	36.21%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

Nasdaq®, Nasdaq-100 Index®, Nasdaq-100®, NDX®, and Nasdaq-100 Dynamic Buffer™ Index, NDXDBI™ are registered trademarks of Nasdaq, Inc. (which with its affiliates and third party licensors is referred to as the “Corporations”) and are licensed for use by ProShare Advisors LLC. The Product(s) have not been passed on by the Corporations as to their legality or suitability. The Product(s) are not issued, endorsed, sold, or promoted by the Corporations.

Key Fund Statistics

  Net Assets$2,336,903
  Number of Portfolio Holdings103
  Net Investment Advisory Fees$13,148
  Portfolio Turnover Rate168%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	101%
Nasdaq-100 Dynamic Buffer Index Long Swaps	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Information Technology	58.9%
Communication Services	13.5%
Consumer Discretionary	11.3%
Consumer Staples	6.4%
Health Care	3.7%
Industrials	3.3%
Utilities	1.2%
Materials	1.0%
Energy	0.5%
Financials	0.2%

Largest Holdings

Table Summary
Holdings	% of Net Assets
NVIDIA Corp.	8.2%
Apple, Inc.	7.3%
Microsoft Corp.	5.3%
Micron Technology, Inc.	4.8%
Amazon.com, Inc.	4.7%
Advanced Micro Devices, Inc.	3.7%
Alphabet, Inc., Class A	3.6%
Tesla, Inc.	3.5%
Broadcom, Inc.	3.4%
Alphabet, Inc., Class C	3.3%

Nasdaq-100 Dynamic Buffer ETF - QB

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

QB526

Nasdaq-100 High Income ETF

IQQQ - The Nasdaq Stock Market

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Nasdaq-100 High Income ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
IQQQ	$66	0.55%

How Did the Fund Perform Last Year?

Nasdaq-100 High Income ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Nasdaq-100 Daily Covered Call Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Technology drove strong performance of the Nasdaq-100 and performance for the Fund. For the year ended May 31, 2026, the Fund had a total return of 39.97%. For the same period, the Index had a total return of 40.87% and a volatility of 15.38%. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Nasdaq-100 High Income ETF : $15,861	Nasdaq-100 Daily Covered Call Index : $16,108	Nasdaq Composite Index : $16,994
3/18/2024	10,000	10,000	10,000
5/31/2024	10,310.23	10,338	10,407
8/31/2024	10,751.08	10,808	11,035
11/30/2024	11,517.75	11,592	11,994
2/28/2025	11,418.98	11,514	11,780
5/31/2025	11,332.14	11,433	11,970
8/31/2025	12,469.68	12,600	13,458
11/30/2025	13,526.94	13,690	14,678
2/28/2026	13,407.92	13,592	14,260
5/31/2026	15,861.2	16,108	16,994

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	Since Inception (3/18/24)
Nasdaq-100 High Income ETF	39.97%	23.30%
Nasdaq-100 Daily Covered Call Index	40.87%	24.22%
Nasdaq Composite Index	41.98%	27.30%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

Nasdaq®, Nasdaq-100 Index®, Nasdaq-100®, NDX®, Nasdaq-100 Daily Covered CallTM Index, NDXDCTM, Nasdaq-100 Daily Covered Call OptionTM Index, NDXDCCOTM, Nasdaq-100 Daily Covered Call IncomeTM Index, NDXDCCITM, are registered trademarks of Nasdaq, Inc. (which with its affiliates and third party licensors is referred to as the 'Corporations') and are licensed for use by ProShare Advisors LLC. The Product(s) have not been passed on by the Corporations as to their legality or suitability. The Product(s) are not issued, endorsed, sold, or promoted by the Corporations.

Key Fund Statistics

  Net Assets$429,768,741
  Number of Portfolio Holdings112
  Net Investment Advisory Fees$1,643,784
  Portfolio Turnover Rate37%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	85%
Nasdaq-100 Daily Covered Call Index Long Swaps	100%
Nasdaq 100 E-Mini Index Futures	14%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Information Technology	58.8%
Communication Services	13.4%
Consumer Discretionary	11.4%
Consumer Staples	6.4%
Health Care	3.7%
Industrials	3.4%
Utilities	1.2%
Materials	1.0%
Energy	0.5%
Financials	0.2%

Largest Holdings

Table Summary
Holdings	% of Net Assets
NVIDIA Corp.	6.9%
Apple, Inc.	6.2%
Microsoft Corp.	4.5%
Micron Technology, Inc.	4.1%
Amazon.com, Inc.	3.9%
Advanced Micro Devices, Inc.	3.1%
Alphabet, Inc., Class A	3.0%
Tesla, Inc.	2.9%
Broadcom, Inc.	2.9%
Alphabet, Inc., Class C	2.8%

Nasdaq-100 High Income ETF - IQQQ

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

IQQQ526

On-Demand ETF

OND - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about On-Demand ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OND	$56	0.58%

How Did the Fund Perform Last Year?

On-Demand ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the FactSet On-Demand Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Technology underweight drove underperformance relative to the Nasdaq-100. For the year ended May 31, 2026, the Fund had a total return of -8.05%. For the same period, the Index had a total return of -7.51% and a volatility of 17.66%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s Index, and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	On-Demand ETF : $8,894	FactSet On-Demand Index : $9,294	S&P Global 1200 Index : $17,370
10/26/2021	10,000	10,000	10,000
10/31/2021	9,793.52	9,794	10,012
11/30/2021	8,967.09	8,962	9,822
12/31/2021	8,427.82	8,433	10,257
1/31/2022	7,261.41	7,266	9,782
2/28/2022	6,875.62	6,886	9,521
3/31/2022	6,574.92	6,594	9,773
4/30/2022	5,559.97	5,572	9,000
5/31/2022	5,433.87	5,448	9,052
6/30/2022	4,892.4	4,891	8,277
7/31/2022	5,311.38	5,313	8,888
8/31/2022	5,127.05	5,136	8,517
9/30/2022	4,481.9	4,490	7,714
10/31/2022	4,512.82	4,524	8,239
11/30/2022	4,992.35	4,995	8,900
12/31/2022	4,912	4,923	8,530
1/31/2023	5,650.13	5,671	9,142
2/28/2023	5,218.29	5,240	8,882
3/31/2023	5,533.63	5,559	9,186
4/30/2023	5,370.86	5,399	9,344
5/31/2023	5,512.98	5,538	9,265
6/30/2023	5,887.45	5,923	9,816
7/31/2023	6,335.87	6,389	10,133
8/31/2023	5,825.9	5,880	9,886
9/30/2023	5,424.6	5,479	9,457
10/31/2023	5,328.42	5,385	9,203
11/30/2023	6,119.4	6,197	10,045
12/31/2023	6,218.38	6,295	10,524
1/31/2024	6,165.8	6,256	10,621
2/29/2024	6,732.91	6,835	11,092
3/31/2024	7,034.73	7,151	11,471
4/30/2024	6,852.07	6,975	11,073
5/31/2024	7,038.17	7,161	11,580
6/30/2024	7,323.31	7,482	11,840
7/31/2024	7,276.08	7,483	12,040
8/31/2024	7,509.81	7,777	12,342
9/30/2024	8,315.32	8,628	12,591
10/31/2024	8,308.03	8,603	12,347
11/30/2024	8,751.44	9,076	12,821
12/31/2024	8,185.56	8,487	12,521
1/31/2025	8,445	8,763	12,934
2/28/2025	8,762.66	9,097	12,897
3/31/2025	8,264.98	8,581	12,369
4/30/2025	8,851.98	9,198	12,450
5/31/2025	9,672.26	10,047	13,193
6/30/2025	10,784.86	11,204	13,783
7/31/2025	10,758.55	11,193	13,958
8/31/2025	11,179.12	11,633	14,329
9/30/2025	12,129.18	12,634	14,856
10/31/2025	11,598.28	12,084	15,191
11/30/2025	10,718.7	11,170	15,230
12/31/2025	10,364.53	10,804	15,401
1/31/2026	10,003.33	10,441	15,847
2/28/2026	9,240.59	9,642	16,058
3/31/2026	8,350.19	8,712	14,972
4/30/2026	8,791.44	9,180	16,492
5/31/2026	8,893.61	9,294	17,370

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	Since Inception (10/26/21)
On-Demand ETF	-8.05%	-2.52%
FactSet On-Demand Index	-7.51%	-1.59%
S&P Global 1200 Index	31.64%	12.77%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "FactSet On-Demand Index" and "FactSet" are trademarks of FactSet Research Systems Inc. and have been licensed for use by ProShare Advisors LLC. ProShares have not been passed on by these entities or their affiliates as to their legality or suitability. ProShares based on the FactSet On-Demand Index are not sponsored, endorsed, sold, or promoted by FactSet Research Systems Inc., and it makes no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$3,529,571
  Number of Portfolio Holdings26
  Net Investment Advisory Fees$30,301
  Portfolio Turnover Rate44%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Communication Services	56.4%
Consumer Discretionary	17.1%
Industrials	15.5%
Information Technology	11.0%

Largest Holdings

Table Summary
Holdings	% of Net Assets
Delivery Hero SE	7.3%
NVIDIA Corp.	6.3%
Electronic Arts, Inc.	5.4%
Take-Two Interactive Software, Inc.	4.9%
NetEase, Inc.	4.8%
Spotify Technology SA	4.8%
Netflix, Inc.	4.7%
Capcom Co. Ltd.	4.3%
International Games System Co. Ltd.	4.3%
Joby Aviation, Inc.	4.2%

Country Weights

Table Summary
Country	% of Exposure
United States	46.2%
Hong Kong	8.6%
China	7.6%
Japan	7.5%
Germany	7.3%
South Korea	6.7%
Luxembourg	4.8%
Taiwan	4.3%
Singapore	3.7%
Poland	3.3%

On-Demand ETF - OND

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

OND526

Online Retail ETF

ONLN - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Online Retail ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ONLN	$64	0.58%

How Did the Fund Perform Last Year?

Online Retail ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the ProShares Online Retail Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Technology underweight was only partially offset by sizeable Amazon position leaving underperformance relative to the S&P 500. For the year ended May 31, 2026, the Fund had a total return of 19.65%. For the same period, the Index had a total return of 20.40% and a volatility of 23.71%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund's index, and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Online Retail ETF : $14,671	ProShares Online Retail Index : $15,315	S&P Global 1200 Index : $27,305
7/13/2018	10,000	10,000	10,000
7/31/2018	9,571.82	9,574	10,102
8/31/2018	9,938.37	9,947	10,204
9/30/2018	9,600.87	9,614	10,280
10/31/2018	8,071.74	8,080	9,533
11/30/2018	8,506.26	8,525	9,657
12/31/2018	7,563.52	7,582	8,953
1/31/2019	8,940.66	8,968	9,637
2/28/2019	9,456.5	9,489	9,911
3/31/2019	9,571.5	9,608	10,052
4/30/2019	9,796.16	9,838	10,420
5/31/2019	8,810.1	8,849	9,819
6/30/2019	9,521.61	9,568	10,465
7/31/2019	9,346.72	9,395	10,490
8/31/2019	8,612.64	8,660	10,295
9/30/2019	8,431.65	8,486	10,541
10/31/2019	8,472.9	8,528	10,820
11/30/2019	8,842.99	8,902	11,103
12/31/2019	9,084.9	9,148	11,480
1/31/2020	9,335.74	9,404	11,380
2/29/2020	9,151.67	9,223	10,448
3/31/2020	8,305.54	8,374	9,101
4/30/2020	10,658.56	10,758	10,042
5/31/2020	11,827.51	11,942	10,493
6/30/2020	12,890.57	13,020	10,796
7/31/2020	15,366.2	15,531	11,305
8/31/2020	16,566.53	16,753	12,018
9/30/2020	15,768.89	15,952	11,617
10/31/2020	15,964.63	16,160	11,297
11/30/2020	18,239.52	18,474	12,699
12/31/2020	19,202.43	19,456	13,267
1/31/2021	20,945.6	21,235	13,164
2/28/2021	21,000.57	21,303	13,501
3/31/2021	19,864.8	20,161	13,969
4/30/2021	20,428.69	20,744	14,602
5/31/2021	19,181.28	19,484	14,854
6/30/2021	20,474.88	20,811	15,019
7/31/2021	18,428.77	18,720	15,197
8/31/2021	18,082.68	18,373	15,570
9/30/2021	16,641.64	16,915	14,921
10/31/2021	17,276.56	17,569	15,739
11/30/2021	16,052.37	16,331	15,440
12/31/2021	14,376.25	14,631	16,124
1/31/2022	12,905.54	13,140	15,377
2/28/2022	12,054.09	12,282	14,967
3/31/2022	11,610.4	11,832	15,363
4/30/2022	9,552.34	9,739	14,148
5/31/2022	8,833.16	9,012	14,230
6/30/2022	8,232.77	8,401	13,012
7/31/2022	8,981.92	9,171	13,972
8/31/2022	8,840.81	9,028	13,390
9/30/2022	7,554.79	7,719	12,127
10/31/2022	7,196.45	7,357	12,952
11/30/2022	8,120.32	8,306	13,990
12/31/2022	7,178.83	7,346	13,410
1/31/2023	9,115.6	9,335	14,371
2/28/2023	8,016.63	8,212	13,963
3/31/2023	8,032.86	8,232	14,441
4/30/2023	7,492.77	7,682	14,689
5/31/2023	7,447.99	7,640	14,564
6/30/2023	8,300.04	8,519	15,431
7/31/2023	9,255.13	9,503	15,929
8/31/2023	8,520.83	8,752	15,540
9/30/2023	7,839.54	8,055	14,866
10/31/2023	7,495.88	7,705	14,468
11/30/2023	8,253.46	8,491	15,791
12/31/2023	9,139.2	9,407	16,545
1/31/2024	8,299.34	8,546	16,697
2/29/2024	9,632.82	9,925	17,437
3/31/2024	9,967.25	10,272	18,033
4/30/2024	9,698.39	10,000	17,407
5/31/2024	10,269.06	10,594	18,204
6/30/2024	10,329.77	10,661	18,612
7/31/2024	10,499.14	10,840	18,927
8/31/2024	10,176.9	10,511	19,402
9/30/2024	11,504.71	11,888	19,794
10/31/2024	11,016.58	11,389	19,410
11/30/2024	11,754.45	12,157	20,155
12/31/2024	11,358.07	11,752	19,683
1/31/2025	12,697.91	13,148	20,333
2/28/2025	11,820.42	12,245	20,274
3/31/2025	11,033.78	11,435	19,445
4/30/2025	10,727.4	11,122	19,571
5/31/2025	12,261.3	12,719	20,740
6/30/2025	12,918.71	13,408	21,667
7/31/2025	14,070.77	14,613	21,942
8/31/2025	14,563.67	15,131	22,525
9/30/2025	15,476.71	16,089	23,354
10/31/2025	15,264.04	15,867	23,880
11/30/2025	15,175.71	15,796	23,942
12/31/2025	15,099.84	15,726	24,210
1/31/2026	15,187.73	15,825	24,912
2/28/2026	14,188.9	14,790	25,243
3/31/2026	13,582.67	14,166	23,537
4/30/2026	15,175.59	15,835	25,926
5/31/2026	14,671	15,315	27,305

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	Since Inception (7/13/18)
Online Retail ETF	19.65%	-5.22%	4.98%
ProShares Online Retail Index	20.40%	-4.69%	5.56%
S&P Global 1200 Index	31.64%	12.94%	13.59%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

Solactive AG serves as index calculation agent for this index and performs routine daily calculations and maintenance (e.g., reconstitution, rebalancing, and corporate actions). "Solactive AG," a registered trademark of Solactive AG has been licensed for use by ProShare Advisors LLC ("ProShares").

Key Fund Statistics

  Net Assets$67,271,372
  Number of Portfolio Holdings22
  Net Investment Advisory Fees$431,746
  Portfolio Turnover Rate62%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Consumer Discretionary	98.1%
Consumer Staples	1.9%

Largest Holdings

Table Summary
Holdings	% of Net Assets
Amazon.com, Inc.	24.6%
Alibaba Group Holding Ltd. (ADR)	11.8%
eBay, Inc.	10.9%
Carvana Co., Class A	4.7%
Coupang, Inc.	4.4%
Chewy, Inc., Class A	4.2%
Etsy, Inc.	4.1%
Wayfair, Inc., Class A	4.0%
Bed Bath & Beyond, Inc.	4.0%
Revolve Group, Inc., Class A	3.9%

Online Retail ETF - ONLN

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

ONLN526

Pet Care ETF

PAWZ - Cboe BZX Exchange

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Pet Care ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PAWZ	$46	0.50%

How Did the Fund Perform Last Year?

Pet Care ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the FactSet Pet Care Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Underperformance of key names such as Zoetis and Chewy drove underperformance compared to the S&P 500 healthcare sector. For the year ended May 31, 2026, the Fund had a total return of -18.24%. For the same period, the Index had a total return of -17.96% and a volatility of 16.05%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Pet Care ETF : $12,421	FactSet Pet Care Index : $12,940	S&P Global 1200 Index : $28,328
11/5/2018	10,000	10,000	10,000
11/30/2018	9,842.07	9,852	10,019
12/31/2018	9,086.26	9,089	9,288
1/31/2019	9,671.28	9,697	9,998
2/28/2019	9,887.57	9,916	10,282
3/31/2019	10,068.91	10,096	10,428
4/30/2019	10,207.82	10,233	10,810
5/31/2019	9,996.39	10,017	10,187
6/30/2019	10,687.35	10,733	10,856
7/31/2019	10,720.66	10,788	10,882
8/31/2019	10,225.83	10,276	10,680
9/30/2019	9,942.62	9,999	10,935
10/31/2019	10,048.91	10,102	11,225
11/30/2019	10,475.52	10,539	11,519
12/31/2019	11,154.61	11,229	11,910
1/31/2020	11,133.44	11,207	11,806
2/29/2020	10,684.47	10,751	10,839
3/31/2020	9,822.86	9,890	9,442
4/30/2020	11,297.68	11,396	10,418
5/31/2020	11,874.97	11,977	10,886
6/30/2020	12,399.81	12,505	11,201
7/31/2020	13,798.45	13,946	11,728
8/31/2020	14,834.77	14,998	12,468
9/30/2020	15,048.68	15,220	12,052
10/31/2020	15,144.02	15,313	11,720
11/30/2020	16,721.9	16,934	13,175
12/31/2020	18,001.84	18,235	13,764
1/31/2021	18,172.51	18,423	13,656
2/28/2021	18,379.72	18,653	14,006
3/31/2021	18,176.98	18,444	14,492
4/30/2021	19,489.73	19,785	15,149
5/31/2021	19,568.53	19,882	15,411
6/30/2021	20,368.27	20,721	15,582
7/31/2021	20,770.38	21,146	15,766
8/31/2021	20,733.89	21,122	16,153
9/30/2021	19,594.85	19,967	15,480
10/31/2021	21,068.38	21,480	16,328
11/30/2021	19,182.83	19,526	16,018
12/31/2021	19,949.29	20,358	16,727
1/31/2022	17,141.14	17,483	15,953
2/28/2022	16,696.51	17,049	15,527
3/31/2022	16,812.19	17,194	15,938
4/30/2022	15,020.97	15,341	14,678
5/31/2022	14,335.14	14,629	14,763
6/30/2022	13,338.05	13,608	13,499
7/31/2022	13,840.49	14,130	14,495
8/31/2022	12,661.25	12,941	13,891
9/30/2022	11,203.79	11,445	12,581
10/31/2022	11,999.2	12,270	13,437
11/30/2022	12,720.48	12,970	14,514
12/31/2022	11,941.63	12,203	13,912
1/31/2023	13,515.32	13,830	14,909
2/28/2023	12,839.44	13,168	14,486
3/31/2023	12,593.81	12,907	14,981
4/30/2023	13,221.88	13,553	15,239
5/31/2023	12,101.28	12,395	15,109
6/30/2023	12,880	13,211	16,008
7/31/2023	13,361.57	13,723	16,525
8/31/2023	12,741.8	13,078	16,122
9/30/2023	11,379.84	11,683	15,423
10/31/2023	10,791.68	11,065	15,009
11/30/2023	11,980.37	12,314	16,383
12/31/2023	13,447.39	13,821	17,164
1/31/2024	12,742.53	13,122	17,322
2/29/2024	13,200.53	13,598	18,089
3/31/2024	12,733.22	13,116	18,708
4/30/2024	12,023.93	12,394	18,059
5/31/2024	13,638.1	14,064	18,886
6/30/2024	13,764.29	14,237	19,309
7/31/2024	13,823.91	14,294	19,635
8/31/2024	14,844.24	15,367	20,128
9/30/2024	15,252.55	15,810	20,535
10/31/2024	14,362.99	14,890	20,136
11/30/2024	14,525.89	15,044	20,910
12/31/2024	14,007	14,528	20,420
1/31/2025	14,325.83	14,867	21,094
2/28/2025	13,639.57	14,144	21,033
3/31/2025	13,374.89	13,864	20,173
4/30/2025	13,637.26	14,151	20,304
5/31/2025	15,192.2	15,773	21,516
6/30/2025	14,918.49	15,475	22,478
7/31/2025	14,180.92	14,740	22,763
8/31/2025	14,967.24	15,559	23,369
9/30/2025	14,460.77	15,038	24,229
10/31/2025	13,919.28	14,480	24,774
11/30/2025	14,381.09	14,970	24,838
12/31/2025	14,129.93	14,702	25,116
1/31/2026	14,207.51	14,812	25,845
2/28/2026	14,857	15,476	26,189
3/31/2026	13,221.88	13,758	24,418
4/30/2026	13,469.38	14,027	26,897
5/31/2026	12,421.39	12,940	28,328

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	Since Inception (11/5/18)
Pet Care ETF	-18.24%	-8.69%	2.91%
FactSet Pet Care Index	-17.96%	-8.23%	3.46%
S&P Global 1200 Index	31.64%	12.94%	14.75%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "FactSet Pet Care Index" and "FactSet" are trademarks of FactSet Research Systems Inc. All have been licensed for use by ProShares. ProShares have not been passed on by these entities or their affiliates as to their legality or suitability. ProShares based on the FactSet Pet Care Index are not sponsored, endorsed, sold, or promoted by these entities or their affiliates, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$32,451,572
  Number of Portfolio Holdings28
  Net Investment Advisory Fees$247,055
  Portfolio Turnover Rate41%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	99%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Health Care	43.2%
Consumer Staples	27.9%
Consumer Discretionary	22.4%
Financials	6.5%

Largest Holdings

Table Summary
Holdings	% of Net Assets
IDEXX Laboratories, Inc.	10.2%
Chewy, Inc., Class A	9.9%
Freshpet, Inc.	9.8%
Zoetis, Inc., Class A	9.5%
Virbac SACA	7.4%
CVS Group plc	5.0%
Merck & Co., Inc.	4.8%
Pets at Home Group plc	4.7%
Nestle SA (Registered)	4.6%
Oil-Dri Corp. of America	4.5%

Country Weights

Table Summary
Country	% of Exposure
United States	66.2%
United Kingdom	9.8%
France	7.4%
Switzerland	4.7%
Canada	4.2%
Sweden	3.1%
Japan	2.8%
Thailand	1.8%

Pet Care ETF - PAWZ

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

PAWZ526

Russell 2000 Dividend Growers ETF

SMDV - Cboe BZX Exchange

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Russell 2000 Dividend Growers ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SMDV	$43	0.40%

How Did the Fund Perform Last Year?

Russell 2000 Dividend Growers ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the Russell 2000 Dividend Growth Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Underweight to technology and healthcare drove underperformance compared to the Russell 2000. For the year ended May 31, 2026, the Fund had a total return of 15.71%. For the same period, the Index had a total return of 16.17% and a volatility of 15.76%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Russell 2000 Dividend Growers ETF : $20,393	Russell 2000 Dividend Growth Index : $21,289	Russell 3000 Index : $40,877
5/31/2016	10,000	10,000	10,000
6/30/2016	10,512.35	10,517	10,021
7/31/2016	10,678.92	10,687	10,419
8/31/2016	10,645.5	10,657	10,446
9/30/2016	10,720.42	10,736	10,463
10/31/2016	10,571.3	10,590	10,237
11/30/2016	11,543.36	11,571	10,695
12/31/2016	12,135.05	12,170	10,904
1/31/2017	11,892.41	11,931	11,109
2/28/2017	12,075.13	12,118	11,522
3/31/2017	12,026.34	12,073	11,530
4/30/2017	12,287.15	12,339	11,652
5/31/2017	12,075.13	12,130	11,771
6/30/2017	12,391.66	12,453	11,877
7/31/2017	12,594.05	12,661	12,102
8/31/2017	12,300.24	12,370	12,125
9/30/2017	12,810.16	12,889	12,420
10/31/2017	12,812.83	12,897	12,691
11/30/2017	13,225.6	13,317	13,077
12/31/2017	12,705.72	12,797	13,208
1/31/2018	12,701.89	12,798	13,904
2/28/2018	12,086.29	12,180	13,391
3/31/2018	12,371.62	12,472	13,122
4/30/2018	12,509.07	12,615	13,171
5/31/2018	12,989.67	13,106	13,543
6/30/2018	13,248.18	13,374	13,631
7/31/2018	13,560.33	13,696	14,083
8/31/2018	13,784.61	13,927	14,578
9/30/2018	13,722.07	13,869	14,603
10/31/2018	12,968.68	13,110	13,528
11/30/2018	13,692.22	13,848	13,798
12/31/2018	12,615.89	12,761	12,514
1/31/2019	13,477.09	13,639	13,587
2/28/2019	13,947.78	14,121	14,066
3/31/2019	13,696	13,869	14,271
4/30/2019	14,032.49	14,216	14,841
5/31/2019	13,441.25	13,619	13,880
6/30/2019	14,032.71	14,226	14,855
7/31/2019	14,178.39	14,379	15,076
8/31/2019	13,613.75	13,808	14,769
9/30/2019	14,108.55	14,317	15,028
10/31/2019	14,522.84	14,744	15,352
11/30/2019	14,441.97	14,666	15,935
12/31/2019	14,806.86	15,043	16,395
1/31/2020	14,406.27	14,638	16,377
2/29/2020	12,902.14	13,108	15,036
3/31/2020	11,173.85	11,379	12,969
4/30/2020	11,697.82	11,919	14,686
5/31/2020	11,968.02	12,196	15,471
6/30/2020	11,766.61	11,993	15,826
7/31/2020	11,710.76	11,940	16,725
8/31/2020	12,092.19	12,334	17,935
9/30/2020	11,483.34	11,714	17,283
10/31/2020	12,002.5	12,249	16,909
11/30/2020	13,409.72	13,693	18,967
12/31/2020	14,077.53	14,383	19,821
1/31/2021	14,108.32	14,419	19,733
2/28/2021	15,189.47	15,532	20,351
3/31/2021	16,089.56	16,460	21,080
4/30/2021	16,300.69	16,682	22,165
5/31/2021	16,516.16	16,909	22,267
6/30/2021	15,742.89	16,122	22,817
7/31/2021	15,555.4	15,935	23,203
8/31/2021	15,879.21	16,273	23,864
9/30/2021	15,345.38	15,731	22,793
10/31/2021	15,957.83	16,365	24,333
11/30/2021	15,643.76	16,048	23,964
12/31/2021	16,768.28	17,211	24,908
1/31/2022	16,008.9	16,437	23,443
2/28/2022	16,197.61	16,636	22,852
3/31/2022	16,283.57	16,724	23,593
4/30/2022	15,317.02	15,739	21,476
5/31/2022	15,723.12	16,162	21,449
6/30/2022	14,882.12	15,302	19,653
7/31/2022	15,850.38	16,305	21,497
8/31/2022	15,405.02	15,851	20,695
9/30/2022	14,135.15	14,545	18,777
10/31/2022	15,914.65	16,387	20,316
11/30/2022	16,703.38	17,206	21,377
12/31/2022	15,798.23	16,275	20,124
1/31/2023	16,692.51	17,204	21,511
2/28/2023	16,641.11	17,158	21,007
3/31/2023	15,797.47	16,290	21,568
4/30/2023	15,268.36	15,747	21,799
5/31/2023	14,674.44	15,140	21,884
6/30/2023	15,394.85	15,890	23,379
7/31/2023	16,211.07	16,739	24,216
8/31/2023	15,726.54	16,242	23,748
9/30/2023	14,830.15	15,318	22,618
10/31/2023	14,222.86	14,694	22,018
11/30/2023	15,322.76	15,837	24,071
12/31/2023	17,203.33	17,789	25,346
1/31/2024	16,333.93	16,894	25,628
2/29/2024	16,442.96	17,012	27,014
3/31/2024	17,049.21	17,647	27,887
4/30/2024	16,204.09	16,775	26,660
5/31/2024	16,907.35	17,510	27,918
6/30/2024	16,687.04	17,286	28,783
7/31/2024	19,004.65	19,699	29,319
8/31/2024	18,763.82	19,454	29,958
9/30/2024	18,699.36	19,394	30,578
10/31/2024	18,375.57	19,062	30,355
11/30/2024	20,197.01	20,963	32,373
12/31/2024	18,412.07	19,112	31,383
1/31/2025	18,743.66	19,464	32,375
2/28/2025	18,749.2	19,475	31,753
3/31/2025	17,960.04	18,661	29,902
4/30/2025	17,285.02	17,965	29,701
5/31/2025	17,624.34	18,324	31,584
6/30/2025	17,930.77	18,649	33,189
7/31/2025	17,854.95	18,576	33,919
8/31/2025	18,847.52	19,616	34,703
9/30/2025	18,474.32	19,234	35,900
10/31/2025	18,045.31	18,793	36,668
11/30/2025	18,549.92	19,327	36,767
12/31/2025	18,474.61	19,254	36,760
1/31/2026	19,692.6	20,532	37,330
2/28/2026	20,088.9	20,953	37,150
3/31/2026	19,351.36	20,190	35,304
4/30/2026	20,464.79	21,361	38,905
5/31/2026	20,392.58	21,289	40,877

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Russell 2000 Dividend Growers ETF	15.71%	4.31%	7.39%
Russell 2000 Dividend Growth Index	16.17%	4.71%	7.84%
Russell 3000 Index	29.45%	12.91%	15.11%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

'Russell 2000® Dividend Growth Index" and "Russell®" are trademarks of Russell Investment Group ("Russell") and have been licensed for use by ProShares. ProShares have not been passed on by Russell as to their legality or suitability. ProShares based on the Russell 2000 Dividend Growth Index are not sponsored, endorsed, sold, or promoted by Russell, and it makes no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$655,218,265
  Number of Portfolio Holdings103
  Net Investment Advisory Fees$2,581,826
  Portfolio Turnover Rate36%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Financials	33.8%
Industrials	19.8%
Utilities	16.6%
Real Estate	7.5%
Materials	7.5%
Consumer Staples	5.2%
Consumer Discretionary	4.4%
Information Technology	2.5%
Health Care	1.6%
Communication Services	1.1%

Largest Holdings

Table Summary
Holdings	% of Net Assets
Power Integrations, Inc.	1.7%
Insperity, Inc.	1.5%
Materion Corp.	1.5%
Sonic Automotive, Inc., Class A	1.3%
Polaris, Inc.	1.2%
Enpro, Inc.	1.2%
Gorman-Rupp Co. (The)	1.2%
Matson, Inc.	1.1%
Financial Institutions, Inc.	1.1%
Innospec, Inc.	1.1%

Russell 2000 Dividend Growers ETF - SMDV

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SMDV526

Russell 2000 Dynamic Buffer ETF

RB - Cboe BZX Exchange

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Russell 2000 Dynamic Buffer ETF (the “Fund”) for the period of June 24, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investmentFootnote Reference †	Costs paid as a percentage of a $10,000 investment (Annualized)
RB	$60	0.58%
Footnote	Description
Footnote †	Amount shown reflects the expenses of the Fund from inception date through May 31, 2026. Expenses would be higher if the Fund had been in operations for the full year.

How Did the Fund Perform Last Year?

Russell 2000 Dynamic Buffer ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the Cboe Russell 2000 Daily Buffer Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Strong small cap performance drove performance however upside participation was moderated by the buffered exposure profile. For the period ended May 31, 2026, the Fund had a total return of 19.06%. For the same period, the Index had a total return of 19.31% and a volatility of 6.11%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Russell 2000 Dynamic Buffer ETF : $11,906	Cboe Russell 2000 Daily Buffer Index : $11,932	Russell 3000 Index : $12,536
6/24/2025	10,000	10,000	10,000
6/30/2025	10,015.21	10,020	10,178
7/31/2025	10,176.5	10,192	10,402
8/31/2025	10,263.01	10,287	10,643
9/30/2025	10,348.71	10,373	11,010
10/31/2025	10,630.43	10,664	11,245
11/30/2025	10,889.07	10,926	11,276
12/31/2025	11,124.5	11,161	11,273
1/31/2026	11,381.69	11,413	11,448
2/28/2026	11,397.96	11,428	11,393
3/31/2026	11,525.92	11,554	10,827
4/30/2026	11,694.46	11,721	11,931
5/31/2026	11,905.82	11,932	12,536

Cumulative Total Return

Table Summary
Fund/Index Name	Since Inception (6/24/25)
Russell 2000 Dynamic Buffer ETF	19.06%
Cboe Russell 2000 Daily Buffer Index	19.31%
Russell 3000 Index	25.38%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. The “Cboe Russell 2000 Daily Buffer Index” and “Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data, and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

Key Fund Statistics

  Net Assets$1,165,686
  Number of Portfolio Holdings1,882
  Net Investment Advisory Fees$13,109
  Portfolio Turnover Rate304%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	87%
Russell 2000® Daily Buffer Index Long Swaps	100%
Russell 2000® E-mini Index Futures	13%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Industrials	19.6%
Information Technology	18.5%
Health Care	16.1%
Financials	15.9%
Consumer Discretionary	7.6%
Energy	5.6%
Real Estate	5.0%
Materials	4.7%
Utilities	2.8%
Communication Services	2.6%
Other	1.6%

Largest Holdings

Table Summary
Holdings	% of Net Assets
Bloom Energy Corp., Class A	1.6%
Credo Technology Group Holding Ltd.	1.0%
Sterling Infrastructure, Inc.	0.7%
IonQ, Inc.	0.6%
Fabrinet	0.6%
Nextpower, Inc., Class A	0.6%
Coeur Mining, Inc.	0.5%
TTM Technologies, Inc.	0.5%
EchoStar Corp., Class A	0.4%
SiTime Corp.	0.4%

Russell 2000 Dynamic Buffer ETF - RB

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

RB526

Russell 2000 High Income ETF

ITWO - Cboe BZX Exchange

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Russell 2000 High Income ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ITWO	$67	0.55%

How Did the Fund Perform Last Year?

Russell 2000 High Income ETF (the "Fund”) seeks investment results, before fees and expenses, that track the performance of the Cboe Russell 2000 Daily Covered Call Index (the "Index"). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Strong small cap performance drove performance consistent with the Russell 2000. For the year ended May 31, 2026, the Fund had a total return of 42.54%. For the same period, the Index had a total return of 43.33% and a volatility of 18.28%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, including the performance of the reference assets to which any derivatives are linked, expenses, transaction costs, the volatility of the Fund's index, and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Russell 2000 High Income ETF : $13,932	Cboe Russell 2000 Daily Covered Call Index : $14,087	Russell 3000 Index : $13,974
9/4/2024	10,000	10,000	10,000
11/30/2024	11,172.19	11,201	11,067
2/28/2025	10,085.72	10,130	10,855
5/31/2025	9,774.44	9,827	10,797
8/31/2025	11,014.3	11,090	11,863
11/30/2025	11,808.14	11,902	12,569
2/28/2026	12,437.48	12,558	12,700
5/31/2026	13,932.35	14,087	13,974

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	Since Inception (9/4/24)
Russell 2000 High Income ETF	42.54%	21.04%
Cboe Russell 2000 Daily Covered Call Index	43.33%	21.81%
Russell 3000 Index	29.45%	21.27%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. The “Cboe Russell 2000 Daily Covered Call Index” and “Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the Cboe Russell and FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data, and no party may relay on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor, or endorse the content of this communication.

Key Fund Statistics

  Net Assets$187,545,672
  Number of Portfolio Holdings1,909
  Net Investment Advisory Fees$575,926
  Portfolio Turnover Rate42%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	85%
Russell 2000® Daily Covered Call Index Long Swaps	100%
Russell 2000® E-mini Index Futures	14%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Industrials	19.6%
Information Technology	18.5%
Health Care	16.2%
Financials	15.9%
Consumer Discretionary	7.6%
Energy	5.6%
Real Estate	5.0%
Materials	4.7%
Utilities	2.7%
Communication Services	2.6%
Other	1.6%

Largest Holdings

Table Summary
Holdings	% of Net Assets
Bloom Energy Corp., Class A	1.6%
Credo Technology Group Holding Ltd.	1.0%
Sterling Infrastructure, Inc.	0.6%
IonQ, Inc.	0.6%
Fabrinet	0.6%
Nextpower, Inc., Class A	0.6%
Coeur Mining, Inc.	0.5%
TTM Technologies, Inc.	0.5%
EchoStar Corp., Class A	0.4%
Guardant Health, Inc.	0.4%

Russell 2000 High Income ETF - ITWO

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

ITWO526

Russell U.S. Dividend Growers ETF

TMDV - Cboe BZX Exchange

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Russell U.S. Dividend Growers ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TMDV	$36	0.35%

How Did the Fund Perform Last Year?

Russell U.S. Dividend Growers ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the Russell 3000 Dividend Elite Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. An underweight to the technology sector drove underperformance relative to the Russell 3000. For the year ended May 31, 2026, the Fund had a total return of 6.78%. For the same period, the Index had a total return of 7.17% and a volatility of 12.16%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Russell U.S. Dividend Growers ETF : $14,406	Russell 3000 Dividend Elite Index : $14,786	Russell 3000 Index : $26,281
11/5/2019	10,000	10,000	10,000
11/30/2019	10,057.12	10,060	10,245
12/31/2019	10,322.17	10,330	10,541
1/31/2020	10,090.65	10,101	10,529
2/29/2020	9,039.84	9,047	9,667
3/31/2020	8,021.89	8,049	8,338
4/30/2020	8,797.59	8,833	9,442
5/31/2020	9,137.94	9,179	9,947
6/30/2020	9,210.04	9,253	10,175
7/31/2020	9,514.34	9,563	10,752
8/31/2020	9,930.24	9,985	11,531
9/30/2020	9,660.53	9,714	11,111
10/31/2020	9,636.55	9,693	10,871
11/30/2020	10,554.79	10,621	12,194
12/31/2020	10,819.32	10,892	12,743
1/31/2021	10,619.4	10,693	12,687
2/28/2021	10,903.3	10,983	13,084
3/31/2021	11,804.82	11,896	13,552
4/30/2021	12,254.34	12,354	14,250
5/31/2021	12,592.46	12,699	14,316
6/30/2021	12,331.85	12,440	14,669
7/31/2021	12,543.1	12,658	14,917
8/31/2021	12,673.57	12,793	15,343
9/30/2021	11,981.83	12,097	14,654
10/31/2021	12,593.19	12,720	15,644
11/30/2021	12,338.77	12,467	15,406
12/31/2021	13,347.14	13,493	16,013
1/31/2022	12,735.73	12,878	15,072
2/28/2022	12,438.53	12,580	14,692
3/31/2022	12,723.43	12,870	15,168
4/30/2022	12,411.06	12,559	13,808
5/31/2022	12,492.4	12,646	13,790
6/30/2022	11,756.19	11,904	12,635
7/31/2022	12,492.66	12,655	13,821
8/31/2022	12,219.08	12,382	13,305
9/30/2022	11,095.12	11,241	12,072
10/31/2022	12,328.6	12,498	13,062
11/30/2022	13,245.23	13,433	13,743
12/31/2022	12,676.42	12,857	12,938
1/31/2023	12,969.9	13,159	13,829
2/28/2023	12,660.18	12,847	13,506
3/31/2023	12,615.32	12,804	13,866
4/30/2023	12,726.87	12,921	14,015
5/31/2023	12,005.58	12,191	14,069
6/30/2023	12,766.56	12,970	15,030
7/31/2023	13,134.77	13,349	15,569
8/31/2023	12,680.21	12,889	15,268
9/30/2023	11,912.8	12,111	14,541
10/31/2023	11,528.77	11,723	14,156
11/30/2023	12,288.99	12,502	15,475
12/31/2023	12,975.84	13,204	16,295
1/31/2024	12,635.93	12,862	16,476
2/29/2024	12,918.28	13,154	17,368
3/31/2024	13,405.8	13,657	17,929
4/30/2024	12,897.28	13,141	17,140
5/31/2024	12,968.68	13,217	17,949
6/30/2024	12,738.62	12,986	18,505
7/31/2024	13,681.5	13,953	18,849
8/31/2024	13,916.1	14,197	19,260
9/30/2024	14,079.41	14,369	19,659
10/31/2024	13,636.74	13,919	19,516
11/30/2024	14,526.98	14,835	20,813
12/31/2024	13,326.03	13,608	20,176
1/31/2025	13,646.24	13,940	20,814
2/28/2025	13,815.26	14,117	20,414
3/31/2025	13,562.45	13,863	19,224
4/30/2025	13,232.69	13,529	19,095
5/31/2025	13,491.16	13,798	20,306
6/30/2025	13,452.07	13,761	21,338
7/31/2025	13,509.07	13,824	21,807
8/31/2025	14,038.01	14,370	22,311
9/30/2025	13,788.02	14,118	23,081
10/31/2025	13,308.38	13,629	23,574
11/30/2025	13,779.9	14,117	23,638
12/31/2025	13,699.02	14,039	23,633
1/31/2026	14,499.83	14,868	24,000
2/28/2026	15,200.37	15,592	23,884
3/31/2026	14,244.7	14,613	22,697
4/30/2026	14,570.78	14,952	25,013
5/31/2026	14,405.51	14,786	26,281

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	Since Inception (11/5/19)
Russell U.S. Dividend Growers ETF	6.78%	2.73%	5.71%
Russell 3000 Dividend Elite Index	7.17%	11.33%	6.14%
Russell 3000 Index	29.45%	12.91%	15.85%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "Russell 3000® Dividend Elite Index" and "Russell®" are trademarks of Russell Investment Group ("Russell") and have been licensed for use by ProShares. ProShares have not been passed on by Russell as to their legality or suitability. ProShares based on the Russell 3000 Dividend Elite Index are not sponsored, endorsed, sold, or promoted by Russell, and it makes no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$4,415,698
  Number of Portfolio Holdings67
  Net Investment Advisory Fees$15,234
  Portfolio Turnover Rate19%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Consumer Staples	23.4%
Industrials	17.6%
Financials	16.1%
Materials	13.6%
Utilities	13.6%
Health Care	5.4%
Real Estate	4.8%
Consumer Discretionary	4.0%
Energy	1.5%

Largest Holdings

Table Summary
Holdings	% of Net Assets
Nucor Corp.	2.3%
Gorman-Rupp Co. (The)	1.9%
Archer-Daniels-Midland Co.	1.9%
Franklin Resources, Inc.	1.9%
T. Rowe Price Group, Inc.	1.8%
Community Trust Bancorp, Inc.	1.8%
Federal Realty Investment Trust	1.8%
WW Grainger, Inc.	1.7%
Stepan Co.	1.7%
HB Fuller Co.	1.7%

Russell U.S. Dividend Growers ETF - TMDV

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

TMDV526

S&P 500® Buyback Aristocrats ETF

BUYB - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about S&P 500® Buyback Aristocrats ETF (the “Fund”) for the period of May 6, 2026 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investmentFootnote Reference †	Costs paid as a percentage of a $10,000 investment (Annualized)
BUYB	$3	0.39%
Footnote	Description
Footnote †	Amount shown reflects the expenses of the Fund from inception date through May 31, 2026. Expenses would be higher if the Fund had been in operations for the full year.

How Did the Fund Perform Last Year?

S&P 500 Buyback Aristocrats ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P 500 Buyback Aristocrats Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Technology underweight drove underperformance relative to the S&P 500. For the period ended May 31, 2026, the Fund had a total return of 0.93%. For the same period, the Index had a total return of 0.98% and a volatility of 12.81%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Cumulative Total Return

Table Summary
Fund/Index Name	Since Inception (5/6/26)
S&P 500® Buyback Aristocrats ETF	0.93%
S&P 500® Buyback Aristocrats Index	0.98%
S&P 500® Index	3.02%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The S&P 500 Buyback Aristocrats Index is a product of S&P Dow Jones Indices LLC or its affiliates (“S&P DJI”) and has been licensed for use by ProShares with the ProShares S&P 500 Buyback Aristocrats ETF. S&P®, S&P 500®, SPY®, SPX®, US 500™, The 500®, Dividend Aristocrats®, Aristocrats™, Buyback Aristocrats™ are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by S&P DJI and sublicensed for certain purposes by ProShares. ETFs based on the S&P 500 Buyback Aristocrats Index are not sponsored or sold by S&P DJI, Dow Jones, S&P, their respective affiliates and none of such parties make any representation regarding the advisability of investing in such ETFs nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Buyback Aristocrats Index.

Key Fund Statistics

  Net Assets$11,304,491
  Number of Portfolio Holdings68
  Net Investment Advisory Fees$1,576
  Portfolio Turnover Rate2%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Industrials	27.8%
Financials	23.3%
Consumer Discretionary	16.4%
Information Technology	14.4%
Health Care	12.5%
Consumer Staples	4.3%
Materials	1.3%

Largest Holdings

Table Summary
Holdings	% of Net Assets
QUALCOMM, Inc.	2.8%
Cisco Systems, Inc.	2.1%
DaVita, Inc.	1.9%
Jabil, Inc.	1.8%
JB Hunt Transport Services, Inc.	1.8%
Comfort Systems USA, Inc.	1.7%
Apple, Inc.	1.7%
Corpay, Inc.	1.7%
Applied Materials, Inc.	1.7%
Eli Lilly & Co.	1.7%

S&P 500® Buyback Aristocrats ETF - BUYB

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

BUYB526

S&P 500® Dividend Aristocrats ETF

NOBL - Cboe BZX Exchange

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about S&P 500® Dividend Aristocrats ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NOBL	$37	0.35%

How Did the Fund Perform Last Year?

S&P 500 Dividend Aristocrats ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P 500 Dividend Aristocrats Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Technology underweight drove underperformance relative to the S&P 500. For the year ended May 31, 2026, the Fund had a total return of 9.31%. For the same period, the Index had a total return of 9.71% and a volatility of 11.12%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	S&P 500® Dividend Aristocrats ETF : $24,990	S&P 500 Dividend Aristocrats Index : $25,936	S&P 500® Index : $42,817
5/31/2016	10,000	10,000	10,000
6/30/2016	10,282.07	10,286	10,026
7/31/2016	10,520.73	10,528	10,396
8/31/2016	10,467.17	10,477	10,411
9/30/2016	10,321.77	10,335	10,413
10/31/2016	9,846.73	9,861	10,223
11/30/2016	10,190.35	10,208	10,601
12/31/2016	10,291.74	10,314	10,811
1/31/2017	10,391.01	10,417	11,017
2/28/2017	10,777.9	10,808	11,454
3/31/2017	10,799.03	10,833	11,468
4/30/2017	10,963.94	11,002	11,586
5/31/2017	11,040.88	11,084	11,749
6/30/2017	11,142.63	11,189	11,822
7/31/2017	11,263	11,313	12,066
8/31/2017	11,191.78	11,245	12,103
9/30/2017	11,534.02	11,593	12,352
10/31/2017	11,696.79	11,761	12,640
11/30/2017	12,230.07	12,303	13,028
12/31/2017	12,477.43	12,557	13,173
1/31/2018	12,953.12	13,041	13,928
2/28/2018	12,301.72	12,388	13,414
3/31/2018	12,185.41	12,274	13,073
4/30/2018	12,071.97	12,163	13,123
5/31/2018	12,182.82	12,281	13,439
6/30/2018	12,284.12	12,387	13,522
7/31/2018	12,890.3	13,003	14,025
8/31/2018	13,120.82	13,239	14,483
9/30/2018	13,242.28	13,365	14,565
10/31/2018	12,521.23	12,639	13,569
11/30/2018	13,128.45	13,266	13,846
12/31/2018	12,080.82	12,212	12,595
1/31/2019	12,731.6	12,875	13,604
2/28/2019	13,332.58	13,488	14,041
3/31/2019	13,573.73	13,736	14,313
4/30/2019	13,813.21	13,983	14,893
5/31/2019	13,048.3	13,211	13,947
6/30/2019	13,976.78	14,158	14,931
7/31/2019	14,101.75	14,289	15,146
8/31/2019	14,015.23	14,204	14,906
9/30/2019	14,487.07	14,689	15,185
10/31/2019	14,666.86	14,875	15,515
11/30/2019	15,109.44	15,329	16,078
12/31/2019	15,397.39	15,626	16,563
1/31/2020	14,996.72	15,223	16,557
2/29/2020	13,677.41	13,885	15,194
3/31/2020	11,809.34	11,988	13,318
4/30/2020	13,053.97	13,258	15,025
5/31/2020	13,728.73	13,949	15,740
6/30/2020	13,890.59	14,116	16,053
7/31/2020	14,597.14	14,840	16,959
8/31/2020	15,178.71	15,437	18,178
9/30/2020	14,965.63	15,222	17,487
10/31/2020	14,673.06	14,930	17,022
11/30/2020	16,423.29	16,720	18,886
12/31/2020	16,678.14	16,986	19,611
1/31/2021	16,364.09	16,670	19,413
2/28/2021	16,817.82	17,138	19,949
3/31/2021	18,077.79	18,431	20,823
4/30/2021	18,866.85	19,241	21,935
5/31/2021	19,340.66	19,730	22,088
6/30/2021	19,107.04	19,497	22,603
7/31/2021	19,516.06	19,920	23,141
8/31/2021	19,884.59	20,303	23,844
9/30/2021	18,753.1	19,152	22,736
10/31/2021	19,870.1	20,301	24,329
11/30/2021	19,507.98	19,935	24,161
12/31/2021	20,928.58	21,399	25,244
1/31/2022	20,074.16	20,530	23,939
2/28/2022	19,544.67	19,992	23,223
3/31/2022	20,282.18	20,754	24,085
4/30/2022	19,613.37	20,073	21,984
5/31/2022	19,673.24	20,141	22,024
6/30/2022	18,340.22	18,780	20,207
7/31/2022	19,553.78	20,030	22,070
8/31/2022	19,009.35	19,478	21,170
9/30/2022	17,256.14	17,680	19,220
10/31/2022	19,054.68	19,533	20,777
11/30/2022	20,413.59	20,935	21,938
12/31/2022	19,567.45	20,070	20,674
1/31/2023	20,194.68	20,721	21,973
2/28/2023	19,726.23	20,244	21,437
3/31/2023	19,903.6	20,430	22,223
4/30/2023	20,325.15	20,870	22,570
5/31/2023	19,131.23	19,647	22,667
6/30/2023	20,676.45	21,244	24,165
7/31/2023	21,221.79	21,811	24,941
8/31/2023	20,728.47	21,310	24,545
9/30/2023	19,538.7	20,089	23,374
10/31/2023	18,861.06	19,395	22,883
11/30/2023	20,101.12	20,679	24,972
12/31/2023	21,144.71	21,759	26,106
1/31/2024	21,053.18	21,672	26,545
2/29/2024	21,609.83	22,253	27,962
3/31/2024	22,621.49	23,303	28,862
4/30/2024	21,563.58	22,217	27,685
5/31/2024	21,876.43	22,546	29,058
6/30/2024	21,568.26	22,233	30,101
7/31/2024	22,681.59	23,389	30,468
8/31/2024	23,505.77	24,247	31,209
9/30/2024	24,075.11	24,841	31,877
10/31/2024	23,330.25	24,078	31,587
11/30/2024	24,428.88	25,222	33,441
12/31/2024	22,562.47	23,298	32,645
1/31/2025	23,216.37	23,980	33,552
2/28/2025	23,583.07	24,366	33,116
3/31/2025	23,261.99	24,042	31,252
4/30/2025	22,380.37	23,136	31,039
5/31/2025	22,862.15	23,643	32,992
6/30/2025	23,067.9	23,860	34,671
7/31/2025	23,298.63	24,106	35,447
8/31/2025	23,993.97	24,834	36,167
9/30/2025	23,731.5	24,568	37,487
10/31/2025	23,400.34	24,232	38,364
11/30/2025	24,217.43	25,087	38,460
12/31/2025	24,116.64	24,992	38,483
1/31/2026	25,488.95	26,424	39,041
2/28/2026	26,558.15	27,541	38,745
3/31/2026	24,677.9	25,597	36,815
4/30/2026	25,259.63	26,209	40,677
5/31/2026	24,989.65	25,936	42,817

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
S&P 500® Dividend Aristocrats ETF	9.31%	5.26%	9.59%
S&P 500 Dividend Aristocrats Index	9.71%	5.63%	10.00%
S&P 500® Index	29.78%	14.14%	15.64%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "S&P 500® Dividend Aristocrats® Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the S&P 500 Dividend Aristocrats Index are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$11,066,712,494
  Number of Portfolio Holdings71
  Net Investment Advisory Fees$39,822,984
  Portfolio Turnover Rate20%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Consumer Staples	23.5%
Industrials	21.8%
Financials	12.8%
Materials	11.6%
Health Care	10.2%
Utilities	5.7%
Real Estate	4.6%
Consumer Discretionary	3.9%
Information Technology	3.0%
Energy	2.9%

Largest Holdings

Table Summary
Holdings	% of Net Assets
Nucor Corp.	1.8%
West Pharmaceutical Services, Inc.	1.7%
International Business Machines Corp.	1.7%
Archer-Daniels-Midland Co.	1.7%
Franklin Resources, Inc.	1.7%
Colgate-Palmolive Co.	1.6%
Caterpillar, Inc.	1.6%
Automatic Data Processing, Inc.	1.6%
Hormel Foods Corp.	1.6%
J M Smucker Co. (The)	1.6%

S&P 500® Dividend Aristocrats ETF - NOBL

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

NOBL526

S&P 500® Dynamic Buffer ETF

FB - Cboe BZX Exchange

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about S&P 500® Dynamic Buffer ETF (the “Fund”) for the period of June 24, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investmentFootnote Reference †	Costs paid as a percentage of a $10,000 investment (Annualized)
FB	$58	0.58%
Footnote	Description
Footnote †	Amount shown reflects the expenses of the Fund from inception date through May 31, 2026. Expenses would be higher if the Fund had been in operations for the full year.

How Did the Fund Perform Last Year?

S&P 500 Dynamic Buffer ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P 500 Daily Dynamic Buffer Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Resilient earnings in U.S. large cap companies drove performance however upside participation was moderated by the buffered exposure profile. For the period ended May 31, 2026, the Fund had a total return of 12.96%. For the same period, the Index had a total return of 13.43% and a volatility of 4.25%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	S&P 500® Dynamic Buffer ETF : $11,296	S&P 500 Daily Dynamic Buffer Index : $11,343	S&P 500® Index : $12,580
6/24/2025	10,000	10,000	10,000
6/30/2025	10,099.09	10,104	10,187
7/31/2025	10,145.52	10,161	10,415
8/31/2025	10,241.7	10,266	10,627
9/30/2025	10,373.35	10,401	11,014
10/31/2025	10,528.04	10,559	11,272
11/30/2025	10,608.47	10,643	11,300
12/31/2025	10,647.75	10,684	11,307
1/31/2026	10,652.49	10,692	11,471
2/28/2026	10,750.8	10,793	11,384
3/31/2026	10,729.39	10,775	10,817
4/30/2026	11,079.3	11,127	11,952
5/31/2026	11,296.1	11,343	12,580

Cumulative Total Return

Table Summary
Fund/Index Name	Since Inception (6/24/25)
S&P 500® Dynamic Buffer ETF	12.96%
S&P 500 Daily Dynamic Buffer Index	13.43%
S&P 500® Index	25.81%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The S&P 500 Daily Dynamic Buffer Index is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the S&P 500 Daily Dynamic Buffer Index are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$1,783,961
  Number of Portfolio Holdings504
  Net Investment Advisory Fees$20,270
  Portfolio Turnover Rate317%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	79%
S&P® 500 Daily Dynamic Buffer Index Long Swaps	100%
S&P 500® E-Mini Index Futures	21%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Information Technology	38.6%
Financials	11.4%
Communication Services	10.3%
Consumer Discretionary	9.6%
Industrials	8.3%
Health Care	8.3%
Consumer Staples	4.6%
Energy	3.1%
Utilities	2.1%
Materials	1.9%
Other	1.8%

Largest Holdings

Table Summary
Holdings	% of Net Assets
NVIDIA Corp.	6.2%
Apple, Inc.	5.6%
Microsoft Corp.	4.1%
Amazon.com, Inc.	3.2%
Alphabet, Inc., Class A	2.7%
Broadcom, Inc.	2.6%
Alphabet, Inc., Class C	2.1%
Meta Platforms, Inc., Class A	1.7%
Tesla, Inc.	1.5%
Micron Technology, Inc.	1.3%

S&P 500® Dynamic Buffer ETF - FB

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

FB526

S&P 500® Ex-Energy ETF

SPXE - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about S&P 500® Ex-Energy ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPXE	$10	0.09%

How Did the Fund Perform Last Year?

S&P 500 Ex-Energy ETF (the “Fund") seeks investment results, before fees and expenses, that track the performance of the S&P 500 Ex-Energy Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the index. The energy sector's outperformance drove modest underperformance relative to the S&P 500. For the year ended May 31, 2026, the Fund had a total return of 29.22%. For the same period, the Index had a total return of 29.39% and a volatility of 12.41%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	S&P 500® Ex-Energy ETF : $43,248	S&P 500 Ex-Energy Index : $44,219	S&P 500® Index : $42,817
5/31/2016	10,000	10,000	10,000
6/30/2016	10,000.61	10,003	10,026
7/31/2016	10,410.79	10,416	10,396
8/31/2016	10,415.1	10,423	10,411
9/30/2016	10,389.65	10,402	10,413
10/31/2016	10,207.3	10,221	10,223
11/30/2016	10,545.12	10,562	10,601
12/31/2016	10,750.58	10,771	10,811
1/31/2017	10,999.69	11,024	11,017
2/28/2017	11,484.34	11,515	11,454
3/31/2017	11,504.11	11,538	11,468
4/30/2017	11,650.97	11,688	11,586
5/31/2017	11,849.06	11,890	11,749
6/30/2017	11,926.24	11,971	11,822
7/31/2017	12,164.28	12,214	12,066
8/31/2017	12,241.15	12,294	12,103
9/30/2017	12,432.11	12,490	12,352
10/31/2017	12,742.44	12,806	12,640
11/30/2017	13,139.25	13,209	13,028
12/31/2017	13,251.22	13,326	13,173
1/31/2018	14,020.75	14,105	13,928
2/28/2018	13,566.23	13,649	13,414
3/31/2018	13,186.74	13,269	13,073
4/30/2018	13,162.28	13,247	13,123
5/31/2018	13,469.27	13,561	13,439
6/30/2018	13,546.48	13,644	13,522
7/31/2018	14,066.35	14,173	14,025
8/31/2018	14,580.53	14,698	14,483
9/30/2018	14,640.82	14,763	14,565
10/31/2018	13,681.74	13,796	13,569
11/30/2018	13,987.6	14,107	13,846
12/31/2018	12,754.2	12,863	12,595
1/31/2019	13,747.34	13,872	13,604
2/28/2019	14,188.73	14,321	14,041
3/31/2019	14,458.98	14,597	14,313
4/30/2019	15,073.82	15,222	14,893
5/31/2019	14,156.42	14,295	13,947
6/30/2019	15,131.55	15,286	14,931
7/31/2019	15,370.71	15,532	15,146
8/31/2019	15,173.12	15,336	14,906
9/30/2019	15,439.86	15,609	15,185
10/31/2019	15,802.62	15,981	15,515
11/30/2019	16,383.95	16,574	16,078
12/31/2019	16,851.75	17,053	16,563
1/31/2020	16,925.71	17,131	16,557
2/29/2020	15,576.87	15,764	15,194
3/31/2020	13,786.3	13,948	13,318
4/30/2020	15,480.8	15,672	15,025
5/31/2020	16,226.52	16,432	15,740
6/30/2020	16,560.02	16,775	16,053
7/31/2020	17,539.09	17,774	16,959
8/31/2020	18,828.19	19,089	18,178
9/30/2020	18,161.02	18,411	17,487
10/31/2020	17,682.52	17,929	17,022
11/30/2020	19,548.29	19,829	18,886
12/31/2020	20,289.91	20,589	19,611
1/31/2021	20,058.12	20,358	19,413
2/28/2021	20,508.86	20,820	19,949
3/31/2021	21,410.66	21,743	20,823
4/30/2021	22,576.26	22,932	21,935
5/31/2021	22,697.55	23,060	22,088
6/30/2021	23,205.6	23,584	22,603
7/31/2021	23,823.56	24,218	23,141
8/31/2021	24,572.53	24,986	23,844
9/30/2021	23,340.81	23,737	22,736
10/31/2021	24,945.95	25,377	24,329
11/30/2021	24,801.59	25,235	24,161
12/31/2021	25,912.73	26,375	25,244
1/31/2022	24,395.99	24,835	23,939
2/28/2022	23,580.66	24,006	23,223
3/31/2022	24,404.7	24,848	24,085
4/30/2022	22,212.27	22,609	21,984
5/31/2022	22,104.66	22,499	22,024
6/30/2022	20,375.57	20,739	20,207
7/31/2022	22,243.23	22,647	22,070
8/31/2022	21,265.75	21,653	21,170
9/30/2022	19,315.39	19,659	19,220
10/31/2022	20,715.62	21,090	20,777
11/30/2022	21,919.26	22,319	21,938
12/31/2022	20,627.13	21,000	20,674
1/31/2023	21,958.9	22,361	21,973
2/28/2023	21,477.49	21,871	21,437
3/31/2023	22,304.79	22,716	22,223
4/30/2023	22,631.82	23,052	22,570
5/31/2023	22,844.81	23,271	22,667
6/30/2023	24,348.67	24,809	24,165
7/31/2023	25,084.06	25,561	24,941
8/31/2023	24,645.72	25,116	24,545
9/30/2023	23,389.21	23,833	23,374
10/31/2023	22,942.19	23,377	22,883
11/30/2023	25,141.61	25,624	24,972
12/31/2023	26,328.45	26,839	26,106
1/31/2024	26,791.33	27,311	26,545
2/29/2024	28,240.84	28,794	27,962
3/31/2024	29,065.4	29,638	28,862
4/30/2024	27,839.54	28,387	27,685
5/31/2024	29,277.63	29,860	29,058
6/30/2024	30,381.31	30,992	30,101
7/31/2024	30,738.03	31,357	30,468
8/31/2024	31,527.77	32,166	31,209
9/30/2024	32,251.84	32,910	31,877
10/31/2024	31,939.78	32,594	31,587
11/30/2024	33,796.92	34,494	33,441
12/31/2024	33,077.43	33,759	32,645
1/31/2025	34,001.71	34,708	33,552
2/28/2025	33,497.5	34,194	33,116
3/31/2025	31,502.75	32,156	31,252
4/30/2025	31,441.18	32,095	31,039
5/31/2025	33,467.6	34,172	32,992
6/30/2025	35,164.64	35,911	34,671
7/31/2025	35,942.43	36,708	35,447
8/31/2025	36,650.19	37,435	36,167
9/30/2025	38,030.24	38,850	37,487
10/31/2025	38,955.86	39,798	38,364
11/30/2025	39,022.45	39,870	38,460
12/31/2025	39,041.36	39,893	38,483
1/31/2026	39,456.83	40,320	39,041
2/28/2026	39,023.04	39,881	38,745
3/31/2026	36,864.88	37,675	36,815
4/30/2026	40,939.47	41,850	40,677
5/31/2026	43,248.3	44,219	42,817

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
S&P 500® Ex-Energy ETF	29.22%	13.76%	15.77%
S&P 500 Ex-Energy Index	29.39%	13.89%	16.01%
S&P 500® Index	29.78%	14.14%	15.64%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "S&P 500 Ex-Energy Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. . ProShares based on the S&P 500 Ex-Energy Index are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$84,063,902
  Number of Portfolio Holdings484
  Net Investment Advisory Fees$63,981
  Portfolio Turnover Rate3%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Information Technology	39.8%
Financials	11.7%
Communication Services	10.7%
Consumer Discretionary	10.0%
Industrials	8.6%
Health Care	8.6%
Consumer Staples	4.7%
Utilities	2.2%
Materials	1.9%
Real Estate	1.8%

Largest Holdings

Table Summary
Holdings	% of Net Assets
NVIDIA Corp.	8.1%
Apple, Inc.	7.3%
Microsoft Corp.	5.3%
Amazon.com, Inc.	4.2%
Alphabet, Inc., Class A	3.5%
Broadcom, Inc.	3.4%
Alphabet, Inc., Class C	2.8%
Meta Platforms, Inc., Class A	2.2%
Tesla, Inc.	1.9%
Micron Technology, Inc.	1.7%

S&P 500® Ex-Energy ETF - SPXE

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SPXE526

S&P 500® Ex-Financials ETF

SPXN - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about S&P 500® Ex-Financials ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPXN	$11	0.09%

How Did the Fund Perform Last Year?

S&P 500 Ex-Financials ETF (the “Fund") seeks investment results, before fees and expenses, that track the performance of the S&P 500 Ex- Financials and Real Estate Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Underperformance of the financial sector drove outperformance relative to the S&P 500. For the year ended May 31, 2026, the Fund had a total return of 34.68%. For the same period, the Index had a total return of 34.89% and a volatility of 12.55%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	S&P 500® Ex-Financials ETF : $44,496	S&P 500 Ex-Financials and Real Estate Index : $45,441	S&P 500® Index : $42,817
5/31/2016	10,000	10,000	10,000
6/30/2016	10,091.69	10,093	10,026
7/31/2016	10,463.46	10,467	10,396
8/31/2016	10,404.06	10,410	10,411
9/30/2016	10,450.59	10,460	10,413
10/31/2016	10,210.44	10,217	10,223
11/30/2016	10,437.7	10,453	10,601
12/31/2016	10,596.44	10,615	10,811
1/31/2017	10,832.52	10,855	11,017
2/28/2017	11,233.44	11,260	11,454
3/31/2017	11,306.03	11,335	11,468
4/30/2017	11,459.4	11,492	11,586
5/31/2017	11,670.61	11,708	11,749
6/30/2017	11,625.2	11,663	11,822
7/31/2017	11,871.25	11,914	12,066
8/31/2017	11,941.08	11,987	12,103
9/30/2017	12,136.45	12,186	12,352
10/31/2017	12,410.42	12,464	12,640
11/30/2017	12,776.77	12,836	13,028
12/31/2017	12,904.29	12,967	13,173
1/31/2018	13,653.52	13,727	13,928
2/28/2018	13,142.88	13,212	13,414
3/31/2018	12,823.29	12,893	13,073
4/30/2018	12,890.75	12,964	13,123
5/31/2018	13,272.57	13,352	13,439
6/30/2018	13,390.5	13,475	13,522
7/31/2018	13,861.13	13,954	14,025
8/31/2018	14,355.6	14,456	14,483
9/30/2018	14,515.52	14,619	14,565
10/31/2018	13,455.04	13,548	13,569
11/30/2018	13,703.79	13,790	13,846
12/31/2018	12,511.94	12,589	12,595
1/31/2019	13,479.36	13,569	13,604
2/28/2019	13,934.45	14,031	14,041
3/31/2019	14,287.14	14,390	14,313
4/30/2019	14,779.12	14,890	14,893
5/31/2019	13,822.52	13,923	13,947
6/30/2019	14,824.86	14,940	14,931
7/31/2019	15,010.04	15,130	15,146
8/31/2019	14,811.1	14,931	14,906
9/30/2019	15,025.5	15,154	15,185
10/31/2019	15,354.48	15,490	15,515
11/30/2019	15,904.02	16,050	16,078
12/31/2019	16,395.74	16,552	16,563
1/31/2020	16,443.48	16,602	16,557
2/29/2020	15,152.36	15,297	15,194
3/31/2020	13,494.13	13,619	13,318
4/30/2020	15,283.96	15,437	15,025
5/31/2020	16,059.66	16,226	15,740
6/30/2020	16,419.93	16,595	16,053
7/31/2020	17,384.33	17,576	16,959
8/31/2020	18,721.02	18,938	18,178
9/30/2020	17,993.63	18,202	17,487
10/31/2020	17,479.62	17,685	17,022
11/30/2020	19,288.41	19,522	18,886
12/31/2020	19,981.36	20,231	19,611
1/31/2021	19,781.9	20,035	19,413
2/28/2021	20,124.77	20,387	19,949
3/31/2021	20,947.33	21,227	20,823
4/30/2021	22,007.21	22,308	21,935
5/31/2021	22,037.71	22,339	22,088
6/30/2021	22,700.52	23,020	22,603
7/31/2021	23,302.89	23,637	23,141
8/31/2021	23,944.37	24,294	23,844
9/30/2021	22,752.65	23,089	22,736
10/31/2021	24,326.29	24,694	24,329
11/30/2021	24,317.05	24,687	24,161
12/31/2021	25,387.27	25,785	25,244
1/31/2022	23,933.2	24,313	23,939
2/28/2022	23,179.39	23,547	23,223
3/31/2022	24,126.36	24,515	24,085
4/30/2022	22,022.79	22,372	21,984
5/31/2022	22,031.42	22,381	22,024
6/30/2022	20,282.33	20,600	20,207
7/31/2022	22,200.7	22,557	22,070
8/31/2022	21,250.71	21,591	21,170
9/30/2022	19,288.55	19,592	19,220
10/31/2022	20,787.97	21,120	20,777
11/30/2022	21,895.36	22,250	21,938
12/31/2022	20,614.13	20,946	20,674
1/31/2023	21,863.84	22,222	21,973
2/28/2023	21,351.08	21,699	21,437
3/31/2023	22,556.92	22,930	22,223
4/30/2023	22,854.18	23,235	22,570
5/31/2023	23,156.26	23,541	22,667
6/30/2023	24,684.38	25,100	24,165
7/31/2023	25,429.41	25,860	24,941
8/31/2023	25,074.29	25,501	24,545
9/30/2023	23,838.81	24,244	23,374
10/31/2023	23,354.99	23,752	22,883
11/30/2023	25,397.38	25,835	24,972
12/31/2023	26,484.16	26,943	26,106
1/31/2024	26,921.54	27,390	26,545
2/29/2024	28,424.78	28,924	27,962
3/31/2024	29,278.84	29,798	28,862
4/30/2024	28,122.63	28,621	27,685
5/31/2024	29,589.47	30,120	29,058
6/30/2024	30,860.12	31,418	30,101
7/31/2024	30,928.51	31,516	30,468
8/31/2024	31,547.29	32,149	31,209
9/30/2024	32,340.45	32,959	31,877
10/31/2024	31,890.45	32,501	31,587
11/30/2024	33,549.96	34,198	33,441
12/31/2024	32,974.38	33,613	32,645
1/31/2025	33,696.36	34,353	33,552
2/28/2025	33,052.7	33,700	33,116
3/31/2025	31,082.24	31,688	31,252
4/30/2025	30,950.24	31,555	31,039
5/31/2025	33,036.96	33,688	32,992
6/30/2025	34,858.55	35,554	34,671
7/31/2025	35,790.28	36,511	35,447
8/31/2025	36,447.62	37,183	36,167
9/30/2025	38,012.26	38,785	37,487
10/31/2025	39,254.24	40,057	38,364
11/30/2025	39,236.78	40,041	38,460
12/31/2025	39,094.61	39,901	38,483
1/31/2026	39,882.7	40,711	39,041
2/28/2026	39,693.2	40,520	38,745
3/31/2026	37,641.91	38,425	36,815
4/30/2026	41,870.55	42,752	40,677
5/31/2026	44,495.78	45,441	42,817

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
S&P 500® Ex-Financials ETF	34.68%	15.09%	16.10%
S&P 500 Ex-Financials and Real Estate Index	34.89%	15.25%	16.34%
S&P 500® Index	29.78%	14.14%	15.64%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "S&P 500 Ex-Financials and Real Estate Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the S&P 500 Ex-Financials and Real Estate Index are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$78,845,470
  Number of Portfolio Holdings398
  Net Investment Advisory Fees$58,333
  Portfolio Turnover Rate4%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Information Technology	44.4%
Communication Services	12.0%
Consumer Discretionary	11.2%
Industrials	9.5%
Health Care	9.6%
Consumer Staples	5.2%
Energy	3.6%
Utilities	2.4%
Materials	2.1%

Largest Holdings

Table Summary
Holdings	% of Net Assets
NVIDIA Corp.	9.1%
Apple, Inc.	8.1%
Microsoft Corp.	5.9%
Amazon.com, Inc.	4.7%
Alphabet, Inc., Class A	3.9%
Broadcom, Inc.	3.8%
Alphabet, Inc., Class C	3.1%
Meta Platforms, Inc., Class A	2.5%
Tesla, Inc.	2.2%
Micron Technology, Inc.	1.9%

S&P 500® Ex-Financials ETF - SPXN

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SPXN526

S&P 500® Ex-Health Care ETF

SPXV - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about S&P 500® Ex-Health Care ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPXV	$10	0.09%

How Did the Fund Perform Last Year?

S&P 500 Ex-Health Care ETF (the “Fund") seeks investment results, before fees and expenses, that track the performance of the S&P 500 Ex-Health Care Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Underperformance of the healthcare sector drove outperformance compared to the S&P 500. For the year ended May 31, 2026, the Fund had a total return of 31.17%. For the same period, the Index had a total return of 31.34% and a volatility of 12.61%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	S&P 500® Ex-Health Care ETF : $44,856	S&P 500 Ex-Health Care Index : $45,856	S&P 500® Index : $42,817
5/31/2016	10,000	10,000	10,000
6/30/2016	10,010.82	10,013	10,026
7/31/2016	10,353.74	10,360	10,396
8/31/2016	10,429.25	10,439	10,411
9/30/2016	10,436.68	10,451	10,413
10/31/2016	10,327.89	10,344	10,223
11/30/2016	10,732.74	10,757	10,601
12/31/2016	10,962.58	10,991	10,811
1/31/2017	11,160.97	11,194	11,017
2/28/2017	11,556.51	11,594	11,454
3/31/2017	11,577.06	11,617	11,468
4/30/2017	11,683.3	11,727	11,586
5/31/2017	11,855.48	11,903	11,749
6/30/2017	11,851.2	11,900	11,822
7/31/2017	12,116.82	12,170	12,066
8/31/2017	12,120.47	12,176	12,103
9/30/2017	12,388.43	12,450	12,352
10/31/2017	12,736.67	12,806	12,640
11/30/2017	13,127.3	13,202	13,028
12/31/2017	13,307.23	13,387	13,173
1/31/2018	14,041.71	14,134	13,928
2/28/2018	13,541.42	13,631	13,414
3/31/2018	13,205.76	13,296	13,073
4/30/2018	13,236.42	13,329	13,123
5/31/2018	13,595.77	13,698	13,439
6/30/2018	13,653.34	13,760	13,522
7/31/2018	14,092.35	14,207	14,025
8/31/2018	14,520.13	14,643	14,483
9/30/2018	14,542.02	14,666	14,565
10/31/2018	13,546.1	13,660	13,569
11/30/2018	13,708.55	13,817	13,846
12/31/2018	12,457.95	12,560	12,595
1/31/2019	13,521.63	13,640	13,604
2/28/2019	14,001.67	14,127	14,041
3/31/2019	14,305.3	14,438	14,313
4/30/2019	15,037.39	15,187	14,893
5/31/2019	13,987.38	14,126	13,947
6/30/2019	14,977.37	15,131	14,931
7/31/2019	15,265.04	15,425	15,146
8/31/2019	14,995.31	15,153	14,906
9/30/2019	15,318.7	15,487	15,185
10/31/2019	15,575.31	15,750	15,515
11/30/2019	16,100.71	16,286	16,078
12/31/2019	16,568.18	16,763	16,563
1/31/2020	16,635.11	16,830	16,557
2/29/2020	15,225.48	15,403	15,194
3/31/2020	13,135.69	13,286	13,318
4/30/2020	14,814.39	14,994	15,025
5/31/2020	15,554.81	15,748	15,740
6/30/2020	15,983.23	16,184	16,053
7/31/2020	16,885.52	17,103	16,959
8/31/2020	18,221.03	18,465	18,178
9/30/2020	17,478.2	17,713	17,487
10/31/2020	17,042.1	17,272	17,022
11/30/2020	18,984.63	19,248	18,886
12/31/2020	19,705.22	19,985	19,611
1/31/2021	19,425.15	19,707	19,413
2/28/2021	20,102.6	20,403	19,949
3/31/2021	20,986.72	21,311	20,823
4/30/2021	22,141.73	22,492	21,935
5/31/2021	22,256.22	22,609	22,088
6/30/2021	22,766.54	23,135	22,603
7/31/2021	23,218.28	23,598	23,141
8/31/2021	23,940.77	24,339	23,844
9/30/2021	22,858.69	23,241	22,736
10/31/2021	24,516.72	24,936	24,329
11/30/2021	24,426.49	24,848	24,161
12/31/2021	25,350.04	25,800	25,244
1/31/2022	24,095.06	24,528	23,939
2/28/2022	23,305.87	23,721	23,223
3/31/2022	24,101.99	24,535	24,085
4/30/2022	21,853.26	22,241	21,984
5/31/2022	21,848.51	22,236	22,024
6/30/2022	19,844.82	20,193	20,207
7/31/2022	21,877.77	22,267	22,070
8/31/2022	21,048.57	21,423	21,170
9/30/2022	18,888.24	19,218	19,220
10/31/2022	20,358.45	20,719	20,777
11/30/2022	21,518.67	21,907	21,938
12/31/2022	20,134.47	20,494	20,674
1/31/2023	21,703.66	22,096	21,973
2/28/2023	21,255.14	21,639	21,437
3/31/2023	22,084.24	22,487	22,223
4/30/2023	22,371.77	22,782	22,570
5/31/2023	22,645.57	23,062	22,667
6/30/2023	24,217.86	24,669	24,165
7/31/2023	25,074.37	25,545	24,941
8/31/2023	24,640.25	25,103	24,545
9/30/2023	23,400.54	23,838	23,374
10/31/2023	22,948.25	23,378	22,883
11/30/2023	25,166.31	25,645	24,972
12/31/2023	26,315.74	26,820	26,106
1/31/2024	26,704.67	27,220	26,545
2/29/2024	28,209.61	28,757	27,962
3/31/2024	29,147.03	29,718	28,862
4/30/2024	27,998.78	28,547	27,685
5/31/2024	29,482.75	30,066	29,058
6/30/2024	30,601.1	31,214	30,101
7/31/2024	30,911.82	31,536	30,468
8/31/2024	31,545.79	32,189	31,209
9/30/2024	32,382.21	33,045	31,877
10/31/2024	32,244.58	32,906	31,587
11/30/2024	34,356.71	35,068	33,441
12/31/2024	33,692.34	34,391	32,645
1/31/2025	34,474.92	35,196	33,552
2/28/2025	33,909.19	34,622	33,116
3/31/2025	31,840.59	32,507	31,252
4/30/2025	31,748.69	32,409	31,039
5/31/2025	34,197.29	34,915	32,992
6/30/2025	36,039.55	36,803	34,671
7/31/2025	37,047.35	37,838	35,447
8/31/2025	37,675.55	38,481	36,167
9/30/2025	39,119.01	39,958	37,487
10/31/2025	39,983.77	40,846	38,364
11/30/2025	39,722.27	40,580	38,460
12/31/2025	39,803.78	40,669	38,483
1/31/2026	40,438.49	41,324	39,041
2/28/2026	39,947.53	40,824	38,745
3/31/2026	38,094.98	38,930	36,815
4/30/2026	42,515.98	43,457	40,677
5/31/2026	44,855.91	45,856	42,817

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
S&P 500® Ex-Health Care ETF	31.17%	15.05%	16.19%
S&P 500 Ex-Health Care Index	31.34%	15.17%	16.44%
S&P 500® Index	29.78%	14.14%	15.64%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "S&P 500 Ex-Health Care Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the S&P 500 Ex-Health Care Index are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$40,164,085
  Number of Portfolio Holdings446
  Net Investment Advisory Fees$30,178
  Portfolio Turnover Rate4%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Information Technology	42.1%
Financials	12.3%
Communication Services	11.3%
Consumer Discretionary	10.6%
Industrials	9.0%
Consumer Staples	5.0%
Energy	3.4%
Utilities	2.3%
Materials	2.0%
Real Estate	2.0%

Largest Holdings

Table Summary
Holdings	% of Net Assets
NVIDIA Corp.	8.6%
Apple, Inc.	7.7%
Microsoft Corp.	5.6%
Amazon.com, Inc.	4.4%
Alphabet, Inc., Class A	3.7%
Broadcom, Inc.	3.6%
Alphabet, Inc., Class C	3.0%
Meta Platforms, Inc., Class A	2.3%
Tesla, Inc.	2.1%
Micron Technology, Inc.	1.8%

S&P 500® Ex-Health Care ETF - SPXV

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SPXV526

S&P 500® Ex-Technology ETF

SPXT - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about S&P 500® Ex-Technology ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPXT	$10	0.09%

How Did the Fund Perform Last Year?

S&P 500 Ex-Technology ETF (the “Fund") seeks investment results, before fees and expenses, that track the performance of the S&P 500 Ex- Information Technology Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Outperformance of the technology sector drove underperformance compared to the S&P 500. For the year ended May 31, 2026, the Fund had a total return of 17.34%. For the same period, the Index had a total return of 17.46% and a volatility of 10.26%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	S&P 500® Ex-Technology ETF : $29,916	S&P 500 Ex-Information Technology Index : $30,577	S&P 500® Index : $42,817
5/31/2016	10,000	10,000	10,000
6/30/2016	10,072.37	10,073	10,026
7/31/2016	10,342.75	10,379	10,396
8/31/2016	10,322.27	10,350	10,411
9/30/2016	10,256.28	10,300	10,413
10/31/2016	10,034.57	10,078	10,223
11/30/2016	10,516.59	10,499	10,601
12/31/2016	10,711.37	10,707	10,811
1/31/2017	10,855.1	10,874	11,017
2/28/2017	11,263.06	11,273	11,454
3/31/2017	11,200.71	11,229	11,468
4/30/2017	11,279.6	11,339	11,586
5/31/2017	11,343.45	11,431	11,749
6/30/2017	11,539.3	11,581	11,822
7/31/2017	11,682.52	11,775	12,066
8/31/2017	11,614.59	11,718	12,103
9/30/2017	11,896.79	11,999	12,352
10/31/2017	12,004.76	12,115	12,640
11/30/2017	12,436.07	12,524	13,028
12/31/2017	12,599.97	12,705	13,173
1/31/2018	13,255.97	13,396	13,928
2/28/2018	12,614.89	12,741	13,414
3/31/2018	12,345.72	12,428	13,073
4/30/2018	12,407.25	12,495	13,123
5/31/2018	12,510.26	12,655	13,439
6/30/2018	12,623.04	12,792	13,522
7/31/2018	13,166.85	13,296	14,025
8/31/2018	13,422.52	13,550	14,483
9/30/2018	13,508.32	13,627	14,565
10/31/2018	12,625.27	12,736	13,569
11/30/2018	13,010.17	13,127	13,846
12/31/2018	11,818.1	11,923	12,595
1/31/2019	12,789.53	12,910	13,604
2/28/2019	13,078.41	13,206	14,041
3/31/2019	13,232.56	13,363	14,313
4/30/2019	13,681.46	13,819	14,893
5/31/2019	12,898.13	13,030	13,947
6/30/2019	13,728.83	13,875	14,931
7/31/2019	13,852.06	14,003	15,146
8/31/2019	13,626.24	13,777	14,906
9/30/2019	13,890.69	14,049	15,185
10/31/2019	14,121.49	14,285	15,515
11/30/2019	14,558.52	14,732	16,078
12/31/2019	14,929.34	15,112	16,563
1/31/2020	14,741.4	14,923	16,557
2/29/2020	13,484.91	13,649	15,194
3/31/2020	11,660.27	11,799	13,318
4/30/2020	13,109.39	13,272	15,025
5/31/2020	13,624.96	13,799	15,740
6/30/2020	13,645.28	13,821	16,053
7/31/2020	14,408.25	14,602	16,959
8/31/2020	15,174.1	15,384	18,178
9/30/2020	14,693.83	14,898	17,487
10/31/2020	14,441.05	14,645	17,022
11/30/2020	15,985.4	16,221	18,886
12/31/2020	16,478.96	16,728	19,611
1/31/2021	16,303.33	16,553	19,413
2/28/2021	16,843.76	17,109	19,949
3/31/2021	17,745.76	18,031	20,823
4/30/2021	18,691.74	18,999	21,935
5/31/2021	18,927.23	19,243	22,088
6/30/2021	19,055.48	19,375	22,603
7/31/2021	19,394.81	19,726	23,141
8/31/2021	19,938.85	20,286	23,844
9/30/2021	19,095.53	19,432	22,736
10/31/2021	20,341.45	20,707	24,329
11/30/2021	19,801.12	20,160	24,161
12/31/2021	20,770.37	21,156	25,244
1/31/2022	19,839.75	20,211	23,939
2/28/2022	19,398.76	19,760	23,223
3/31/2022	20,136.42	20,511	24,085
4/30/2022	18,582.81	18,927	21,984
5/31/2022	18,691.13	19,035	22,024
6/30/2022	17,223.98	17,539	20,207
7/31/2022	18,533.93	18,879	22,070
8/31/2022	17,924.29	18,258	21,170
9/30/2022	16,467.36	16,768	19,220
10/31/2022	17,813.41	18,141	20,777
11/30/2022	18,776.38	19,126	21,938
12/31/2022	17,873.5	18,204	20,674
1/31/2023	18,804.09	19,157	21,973
2/28/2023	18,150.79	18,490	21,437
3/31/2023	18,331.01	18,675	22,223
4/30/2023	18,676.1	19,028	22,570
5/31/2023	18,200.23	18,543	22,667
6/30/2023	19,392.88	19,763	24,165
7/31/2023	20,053.56	20,439	24,941
8/31/2023	19,712.77	20,091	24,545
9/30/2023	18,937.88	19,300	23,374
10/31/2023	18,390.51	18,742	22,883
11/30/2023	19,798.13	20,181	24,972
12/31/2023	20,752.25	21,158	26,106
1/31/2024	20,907.72	21,319	26,545
2/29/2024	21,935.87	22,370	27,962
3/31/2024	22,754.52	23,209	28,862
4/30/2024	21,954.59	22,392	27,685
5/31/2024	22,577.5	23,030	29,058
6/30/2024	22,815.48	23,274	30,101
7/31/2024	23,451.19	23,926	30,468
8/31/2024	24,141.92	24,634	31,209
9/30/2024	24,614.2	25,119	31,877
10/31/2024	24,397.02	24,898	31,587
11/30/2024	25,961.82	26,501	33,441
12/31/2024	24,922.59	25,441	32,645
1/31/2025	26,294.91	26,846	33,552
2/28/2025	25,951.87	26,497	33,116
3/31/2025	24,856.6	25,379	31,252
4/30/2025	24,448.93	24,960	31,039
5/31/2025	25,495.21	26,031	32,992
6/30/2025	26,235.88	26,791	34,671
7/31/2025	26,440.05	27,002	35,447
8/31/2025	27,204.18	27,785	36,167
9/30/2025	27,702.39	28,294	37,487
10/31/2025	27,773.79	28,367	38,364
11/30/2025	28,552.32	29,167	38,460
12/31/2025	28,614.09	29,235	38,483
1/31/2026	29,493.21	30,138	39,041
2/28/2026	29,733.38	30,385	38,745
3/31/2026	28,090.61	28,705	36,815
4/30/2026	30,071.88	30,734	40,677
5/31/2026	29,916.2	30,577	42,817

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
S&P 500® Ex-Technology ETF	17.34%	9.59%	11.58%
S&P 500 Ex-Information Technology Index	17.46%	9.71%	11.82%
S&P 500® Index	29.78%	14.14%	15.64%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "S&P 500 Ex-Information Technology Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the S&P 500 Ex-Information Technology Index are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$266,728,751
  Number of Portfolio Holdings432
  Net Investment Advisory Fees$208,306
  Portfolio Turnover Rate5%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Financials	18.4%
Communication Services	16.9%
Consumer Discretionary	15.8%
Health Care	13.6%
Industrials	13.5%
Consumer Staples	7.4%
Energy	5.1%
Utilities	3.4%
Materials	3.0%
Real Estate	2.9%

Largest Holdings

Table Summary
Holdings	% of Net Assets
Amazon.com, Inc.	6.6%
Alphabet, Inc., Class A	5.5%
Alphabet, Inc., Class C	4.4%
Meta Platforms, Inc., Class A	3.5%
Tesla, Inc.	3.1%
Eli Lilly & Co.	2.2%
Berkshire Hathaway, Inc., Class B	2.2%
JPMorgan Chase & Co.	2.0%
Exxon Mobil Corp.	1.5%
Visa, Inc., Class A	1.4%

S&P 500® Ex-Technology ETF - SPXT

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SPXT526

S&P 500® High Income ETF

ISPY - Cboe BZX Exchange

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about S&P 500® High Income ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ISPY	$63	0.55%

How Did the Fund Perform Last Year?

S&P 500 High Income ETF (the “Fund") seeks investment results, before fees and expenses, that track the performance of the S&P 500 Daily Covered Call Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Performance was driven by strong performance of the S&P 500. For the year ended May 31, 2026, the Fund had a total return of 27.08%. For the same period, the Index had a total return of 27.81% and a volatility of 11.29%. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	S&P 500® High Income ETF : $15,222	S&P 500 Daily Covered Call Index : $15,505	S&P 500® Index : $16,510
12/18/2023	10,000	10,000	10,000
2/29/2024	10,540.41	10,572	10,782
5/31/2024	11,002.54	11,071	11,205
8/31/2024	11,745.58	11,846	12,034
11/30/2024	12,554.2	12,678	12,894
2/28/2025	12,396.72	12,539	12,769
5/31/2025	11,978.98	12,131	12,721
8/31/2025	13,070.74	13,253	13,946
11/30/2025	13,824.93	14,034	14,830
2/28/2026	13,933.47	14,168	14,940
5/31/2026	15,222.32	15,505	16,510

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	Since Inception (12/18/23)
S&P 500® High Income ETF	27.08%	18.69%
S&P 500 Daily Covered Call Index	27.81%	19.62%
S&P 500® Index	29.78%	22.73%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

Standard Poor's® , "S&P® ", "S&P 500® ", and "Standard & Poor's 500TM " are trademarks of Standard Poor's Financial Services LLC ("S&P") and have been licensed for use by ProShares. This ETF is not sponsored, licensed, sold or promoted by Standard Poor's and Standard Poor's makes no representation regarding the advisability of investing in this ETF.

Key Fund Statistics

  Net Assets$1,296,610,501
  Number of Portfolio Holdings521
  Net Investment Advisory Fees$5,956,973
  Portfolio Turnover Rate20%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	85%
S&P 500® Daily Covered Call Index Long Swaps	100%
S&P 500® E-Mini Index Futures	15%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Information Technology	38.6%
Financials	11.3%
Communication Services	10.4%
Consumer Discretionary	9.7%
Health Care	8.3%
Industrials	8.3%
Consumer Staples	4.6%
Energy	3.1%
Utilities	2.1%
Materials	1.8%
Other	1.8%

Largest Holdings

Table Summary
Holdings	% of Net Assets
NVIDIA Corp.	6.7%
Apple, Inc.	6.0%
Microsoft Corp.	4.4%
Amazon.com, Inc.	3.5%
Alphabet, Inc., Class A	2.9%
Broadcom, Inc.	2.8%
Alphabet, Inc., Class C	2.3%
Meta Platforms, Inc., Class A	1.8%
Tesla, Inc.	1.6%
Micron Technology, Inc.	1.4%

S&P 500® High Income ETF - ISPY

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

ISPY526

S&P Global Core Battery Metals ETF

ION - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about S&P Global Core Battery Metals ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ION	$95	0.58%

How Did the Fund Perform Last Year?

S&P Global Core Battery Metals ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P Global Core Battery Metals Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Rising lithium prices were a key driver of performance. For the year ended May 31, 2026, the Fund had a total return of 127.74%. For the same period, the Index had a total return of 133.09% and a volatility of 33.28%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s Index, and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	S&P Global Core Battery Metals ETF : $16,088	S&P Global Core Battery Metals Index : $16,763	S&P Global 1200 Index : $20,013
11/29/2022	10,000	10,000	10,000
11/30/2022	10,269.13	10,226	10,254
12/31/2022	9,593.9	9,579	9,829
1/31/2023	10,902.99	10,902	10,533
2/28/2023	9,658.11	9,685	10,234
3/31/2023	9,528.97	9,554	10,584
4/30/2023	9,454.8	9,479	10,766
5/31/2023	8,902.38	8,898	10,675
6/30/2023	9,329.22	9,350	11,310
7/31/2023	9,666.43	9,727	11,675
8/31/2023	8,678.85	8,720	11,390
9/30/2023	8,247.14	8,303	10,896
10/31/2023	7,320.87	7,349	10,604
11/30/2023	7,405.21	7,460	11,574
12/31/2023	8,223.73	8,324	12,126
1/31/2024	7,141.69	7,274	12,238
2/29/2024	7,510.28	7,619	12,780
3/31/2024	7,632.06	7,735	13,217
4/30/2024	7,898.15	8,025	12,758
5/31/2024	7,971.14	8,084	13,343
6/30/2024	7,063.23	7,163	13,642
7/31/2024	6,814.46	6,919	13,872
8/31/2024	6,707.8	6,826	14,220
9/30/2024	7,782.41	7,933	14,508
10/31/2024	7,460.02	7,577	14,226
11/30/2024	7,208.09	7,322	14,773
12/31/2024	6,634.76	6,745	14,427
1/31/2025	6,729.48	6,852	14,903
2/28/2025	6,554.03	6,681	14,860
3/31/2025	6,705.47	6,818	14,252
4/30/2025	6,623.28	6,746	14,345
5/31/2025	7,064.09	7,192	15,201
6/30/2025	7,652.05	7,810	15,880
7/31/2025	8,093.06	8,298	16,082
8/31/2025	9,296.22	9,545	16,510
9/30/2025	10,273.27	10,645	17,118
10/31/2025	11,120.85	11,544	17,503
11/30/2025	12,417.78	12,897	17,548
12/31/2025	13,753.32	14,299	17,745
1/31/2026	15,648.08	16,319	18,259
2/28/2026	17,278.13	17,969	18,502
3/31/2026	14,711.28	15,247	17,251
4/30/2026	17,247.04	17,936	19,002
5/31/2026	16,087.9	16,763	20,013

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	Since Inception (11/29/22)
S&P Global Core Battery Metals ETF	127.74%	14.55%
S&P Global Core Battery Metals Index	133.09%	15.92%
S&P Global 1200 Index	31.64%	21.93%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "S&P Global Core Battery Metals Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the "S&P Global Core Battery Metals Index" are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$16,650,336
  Number of Portfolio Holdings53
  Net Investment Advisory Fees$47,440
  Portfolio Turnover Rate60%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Materials	95.1%
Industrials	4.1%
Consumer Discretionary	0.8%

Largest Holdings

Table Summary
Holdings	% of Net Assets
Liontown Ltd.	4.9%
PLS Group Ltd.	4.3%
Sigma Lithium Corp.	4.1%
IGO Ltd.	4.1%
Mineral Resources Ltd.	3.7%
Sociedad Quimica y Minera de Chile SA (ADR)	3.4%
Tianqi Lithium Corp., Class A	3.3%
Albemarle Corp.	3.2%
Tibet Mineral Development Co. Ltd., Class A	3.1%
Chengxin Lithium Group Co. Ltd., Class A	3.0%

Country Weights

Table Summary
Country	% of Exposure
China	29.7%
Australia	21.7%
Canada	9.5%
South Africa	7.8%
Indonesia	5.9%
Japan	5.0%
Chile	3.4%
United States	3.2%
United Kingdom	2.8%
Netherlands	2.8%
Other	8.2%

S&P Global Core Battery Metals ETF - ION

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

ION526

S&P Kensho Cleantech ETF

CTEX - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about S&P Kensho Cleantech ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CTEX	$105	0.58%

How Did the Fund Perform Last Year?

S&P Kensho Cleantech ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P Kensho Cleantech Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. AI power demand contributed to strong performance. For the year ended May 31, 2026, the Fund had a total return of 160.99%. For the same period, the Index had a total return of 162.59% and a volatility of 41.14%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	S&P Kensho Cleantech ETF : $12,643	S&P Kensho Cleantech Index : $12,782	S&P Total Market Index : $17,710
9/29/2021	10,000	10,000	10,000
9/30/2021	10,167.66	10,168	9,893
10/31/2021	12,389.75	12,394	10,557
11/30/2021	11,125.67	11,133	10,402
12/31/2021	9,494.77	9,507	10,797
1/31/2022	7,862.24	7,876	10,149
2/28/2022	8,327.25	8,347	9,894
3/31/2022	8,776.35	8,801	10,214
4/30/2022	7,128.98	7,149	9,293
5/31/2022	7,626.72	7,650	9,274
6/30/2022	7,244.69	7,257	8,494
7/31/2022	8,959.52	8,978	9,291
8/31/2022	9,306.04	9,327	8,940
9/30/2022	8,187.05	8,207	8,107
10/31/2022	7,919.19	7,942	8,768
11/30/2022	8,918.16	8,948	9,231
12/31/2022	7,559.35	7,590	8,689
1/31/2023	8,863.15	8,908	9,294
2/28/2023	8,323.64	8,367	9,078
3/31/2023	8,440.68	8,489	9,317
4/30/2023	7,865.98	7,913	9,410
5/31/2023	7,687.79	7,736	9,451
6/30/2023	8,493.57	8,548	10,098
7/31/2023	8,284.4	8,339	10,462
8/31/2023	7,194.89	7,240	10,257
9/30/2023	6,317.07	6,354	9,765
10/31/2023	5,344.74	5,375	9,503
11/30/2023	5,705.19	5,738	10,395
12/31/2023	6,779.04	6,825	10,951
1/31/2024	5,675.32	5,712	11,073
2/29/2024	5,748.2	5,783	11,675
3/31/2024	5,866.33	5,901	12,052
4/30/2024	5,182.3	5,212	11,521
5/31/2024	6,283.41	6,323	12,068
6/30/2024	5,407.23	5,439	12,443
7/31/2024	5,749.62	5,784	12,672
8/31/2024	5,533.8	5,562	12,943
9/30/2024	5,806.82	5,839	13,210
10/31/2024	5,408.83	5,440	13,116
11/30/2024	5,737.22	5,772	13,990
12/31/2024	5,402.13	5,434	13,569
1/31/2025	5,381.18	5,414	13,985
2/28/2025	4,897.92	4,925	13,721
3/31/2025	4,383.02	4,404	12,909
4/30/2025	4,317.12	4,338	12,820
5/31/2025	4,843.73	4,868	13,641
6/30/2025	5,300.3	5,326	14,340
7/31/2025	6,114.81	6,149	14,667
8/31/2025	6,721.75	6,761	15,000
9/30/2025	7,834.11	7,885	15,517
10/31/2025	9,669.34	9,740	15,858
11/30/2025	9,062.1	9,132	15,884
12/31/2025	9,075.63	9,151	15,882
1/31/2026	10,125.2	10,217	16,130
2/28/2026	9,240.23	9,324	16,041
3/31/2026	8,867.61	8,951	15,249
4/30/2026	10,265.14	10,371	16,839
5/31/2026	12,642.69	12,782	17,710

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	Since Inception (9/29/21)
S&P Kensho Cleantech ETF	160.99%	5.15%
S&P Kensho Cleantech Index	162.59%	5.40%
S&P Total Market Index	29.84%	13.03%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "S&P Kensho Cleantech Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the "S&P Kensho Cleantech Index" are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$7,371,382
  Number of Portfolio Holdings31
  Net Investment Advisory Fees$23,838
  Portfolio Turnover Rate72%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	99%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Industrials	59.4%
Information Technology	30.0%
Utilities	5.9%
Consumer Discretionary	2.4%
Energy	2.3%

Largest Holdings

Table Summary
Holdings	% of Net Assets
T1 Energy, Inc.	4.7%
Ballard Power Systems, Inc.	4.6%
Enphase Energy, Inc.	4.5%
SolarEdge Technologies, Inc.	4.3%
First Solar, Inc.	4.2%
Shoals Technologies Group, Inc., Class A	4.1%
Sunrun, Inc.	3.9%
FuelCell Energy, Inc.	3.8%
Nextpower, Inc., Class A	3.8%
Eos Energy Enterprises, Inc.	3.7%

Country Weights

Table Summary
Country	% of Exposure
United States	85.5%
Canada	8.3%
China	6.2%

S&P Kensho Cleantech ETF - CTEX

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

CTEX526

S&P Kensho Smart Factories ETF

MAKX - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about S&P Kensho Smart Factories ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MAKX	$82	0.58%

How Did the Fund Perform Last Year?

S&P Kensho Smart Factories ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P Kensho Smart Factories Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Technology and semiconductor overweights drove outperformance compared to the Nasdaq 100. For the year ended May 31, 2026, the Fund had a total return of 80.40%. For the same period, the Index had a total return of 81.22% and a volatility of 29.29%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	S&P Kensho Smart Factories ETF : $17,977	S&P Kensho Smart Factories Index : $18,026	S&P Total Market Index : $17,710
9/29/2021	10,000	10,000	10,000
9/30/2021	9,942.42	9,943	9,893
10/31/2021	10,712.51	10,720	10,557
11/30/2021	10,016.34	10,033	10,402
12/31/2021	10,322.07	10,344	10,797
1/31/2022	9,071.34	9,095	10,149
2/28/2022	9,001.54	9,025	9,894
3/31/2022	9,143.71	9,171	10,214
4/30/2022	8,174.08	8,200	9,293
5/31/2022	8,076.2	8,110	9,274
6/30/2022	7,192.94	7,218	8,494
7/31/2022	8,189.15	8,223	9,291
8/31/2022	7,636.35	7,670	8,940
9/30/2022	6,837.17	6,866	8,107
10/31/2022	7,491.46	7,528	8,768
11/30/2022	8,172.59	8,218	9,231
12/31/2022	7,629.14	7,665	8,689
1/31/2023	8,726.87	8,776	9,294
2/28/2023	8,554.32	8,608	9,078
3/31/2023	9,055.41	9,113	9,317
4/30/2023	8,048	8,099	9,410
5/31/2023	8,684.45	8,742	9,451
6/30/2023	9,211.78	9,264	10,098
7/31/2023	9,669.21	9,723	10,462
8/31/2023	8,921.26	8,970	10,257
9/30/2023	8,359.52	8,398	9,765
10/31/2023	7,504.67	7,541	9,503
11/30/2023	8,556.55	8,601	10,395
12/31/2023	9,616.34	9,667	10,951
1/31/2024	8,902.4	8,949	11,073
2/29/2024	9,551.65	9,602	11,675
3/31/2024	9,692.53	9,739	12,052
4/30/2024	9,005.25	9,050	11,521
5/31/2024	9,460.46	9,513	12,068
6/30/2024	9,344.6	9,391	12,443
7/31/2024	9,996.32	10,054	12,672
8/31/2024	9,302.89	9,357	12,943
9/30/2024	9,571.38	9,625	13,210
10/31/2024	9,472.78	9,444	13,116
11/30/2024	10,665.99	10,640	13,990
12/31/2024	10,415.72	10,396	13,569
1/31/2025	10,726.17	10,712	13,985
2/28/2025	9,998.88	9,977	13,721
3/31/2025	9,075.42	9,057	12,909
4/30/2025	8,770.41	8,756	12,820
5/31/2025	9,965.11	9,947	13,641
6/30/2025	11,549.82	11,535	14,340
7/31/2025	12,202.19	12,195	14,667
8/31/2025	12,801.74	12,790	15,000
9/30/2025	12,966.43	12,963	15,517
10/31/2025	13,793.18	13,797	15,858
11/30/2025	12,795.82	12,798	15,884
12/31/2025	12,655.77	12,664	15,882
1/31/2026	13,644.28	13,664	16,130
2/28/2026	14,165.92	14,188	16,041
3/31/2026	13,146.25	13,172	15,249
4/30/2026	15,881.43	15,922	16,839
5/31/2026	17,977.16	18,026	17,710

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	Since Inception (9/29/21)
S&P Kensho Smart Factories ETF	80.40%	13.39%
S&P Kensho Smart Factories Index	81.22%	13.45%
S&P Total Market Index	29.84%	13.03%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "S&P Kensho Smart Factories Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the "S&P Kensho Smart Factories Index" are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$5,325,442
  Number of Portfolio Holdings24
  Net Investment Advisory Fees$9,053
  Portfolio Turnover Rate71%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Information Technology	55.2%
Industrials	33.9%
Communication Services	8.4%
Materials	2.5%

Largest Holdings

Table Summary
Holdings	% of Net Assets
Ouster, Inc.	8.9%
3D Systems Corp.	7.4%
Cognex Corp.	6.0%
Ambiq Micro, Inc.	5.8%
SK Telecom Co. Ltd. (ADR)	5.8%
Rockwell Automation, Inc.	5.6%
Emerson Electric Co.	5.5%
Autodesk, Inc.	5.4%
Tower Semiconductor Ltd.	3.6%
CEVA, Inc.	3.5%

Country Weights

Table Summary
Country	% of Exposure
United States	85.5%
South Korea	8.2%
Israel	3.6%
Turkey	2.7%

S&P Kensho Smart Factories ETF - MAKX

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

MAKX526

S&P MidCap 400® Dividend Aristocrats ETF

REGL - Cboe BZX Exchange

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about S&P MidCap 400® Dividend Aristocrats ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
REGL	$42	0.40%

How Did the Fund Perform Last Year?

S&P MidCap 400 Dividend Aristocrats ETF (the "Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P MidCap 400 Dividend Aristocrats Index (the "Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Technology underweight drove underperformance compared to the S&P 400. For the year ended May 31, 2026, the Fund had a total return of 11.17%. For the same period, the Index had a total return of 11.65% and a volatility of 13.08%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	S&P MidCap 400® Dividend Aristocrats ETF : $24,429	S&P MidCap 400 Dividend Aristocrats Index : $25,437	S&P Composite 1500 Index : $41,396
5/31/2016	10,000	10,000	10,000
6/30/2016	10,265.69	10,270	10,028
7/31/2016	10,472.02	10,473	10,406
8/31/2016	10,502.63	10,508	10,427
9/30/2016	10,353.99	10,363	10,426
10/31/2016	10,104.14	10,116	10,220
11/30/2016	10,861.1	10,879	10,659
12/31/2016	11,257.38	11,280	10,876
1/31/2017	11,443.57	11,471	11,072
2/28/2017	11,636.1	11,668	11,492
3/31/2017	11,594.78	11,631	11,500
4/30/2017	11,621.29	11,661	11,616
5/31/2017	11,535.98	11,580	11,751
6/30/2017	11,607.55	11,656	11,841
7/31/2017	11,712.63	11,766	12,071
8/31/2017	11,479.92	11,536	12,082
9/30/2017	11,854.11	11,918	12,367
10/31/2017	12,098.2	12,168	12,649
11/30/2017	12,483.8	12,558	13,043
12/31/2017	12,409.68	12,487	13,174
1/31/2018	12,466.84	12,550	13,889
2/28/2018	11,922.94	12,005	13,370
3/31/2018	12,108.6	12,197	13,080
4/30/2018	12,120.76	12,214	13,127
5/31/2018	12,330.99	12,431	13,475
6/30/2018	12,524.58	12,631	13,558
7/31/2018	12,793.51	12,907	14,042
8/31/2018	13,215.92	13,340	14,506
9/30/2018	13,144.82	13,272	14,555
10/31/2018	12,498.93	12,623	13,517
11/30/2018	13,045.5	13,181	13,800
12/31/2018	12,017.41	12,143	12,520
1/31/2019	12,807.65	12,947	13,553
2/28/2019	13,271.59	13,418	14,002
3/31/2019	13,130.55	13,279	14,229
4/30/2019	13,696.23	13,857	14,804
5/31/2019	12,927.84	13,082	13,838
6/30/2019	13,689.56	13,859	14,821
7/31/2019	13,816.04	13,992	15,030
8/31/2019	13,382.92	13,557	14,755
9/30/2019	13,683.12	13,867	15,047
10/31/2019	13,909.84	14,102	15,362
11/30/2019	13,957.9	14,155	15,910
12/31/2019	14,277.7	14,485	16,387
1/31/2020	13,993.15	14,198	16,338
2/29/2020	12,564.22	12,747	14,975
3/31/2020	10,760.26	10,912	13,017
4/30/2020	11,845.89	12,020	14,695
5/31/2020	12,569.21	12,760	15,413
6/30/2020	12,659.68	12,855	15,720
7/31/2020	12,998.59	13,205	16,592
8/31/2020	13,378.86	13,597	17,739
9/30/2020	12,836.82	13,048	17,066
10/31/2020	13,213.28	13,437	16,677
11/30/2020	14,607.09	14,862	18,562
12/31/2020	15,344.35	15,625	19,325
1/31/2021	15,320.94	15,606	19,193
2/28/2021	15,983.95	16,288	19,794
3/31/2021	17,052.62	17,384	20,659
4/30/2021	17,794.71	18,149	21,731
5/31/2021	17,994.98	18,359	21,884
6/30/2021	17,618.96	17,981	22,339
7/31/2021	17,653.2	18,023	22,814
8/31/2021	17,817.26	18,197	23,488
9/30/2021	16,830.23	17,193	22,416
10/31/2021	17,566.54	17,953	23,952
11/30/2021	17,321.34	17,707	23,746
12/31/2021	18,456.19	18,879	24,819
1/31/2022	17,790.82	18,203	23,494
2/28/2022	17,875.4	18,296	22,869
3/31/2022	18,192.85	18,627	23,669
4/30/2022	17,410.51	17,832	21,632
5/31/2022	18,122.99	18,570	21,688
6/30/2022	17,084.59	17,510	19,879
7/31/2022	18,275.58	18,737	21,734
8/31/2022	17,755.78	18,209	20,858
9/30/2022	16,392.96	16,812	18,933
10/31/2022	17,977.53	18,448	20,512
11/30/2022	19,135.78	19,645	21,656
12/31/2022	18,363.9	18,856	20,407
1/31/2023	19,179.42	19,702	21,741
2/28/2023	19,024.75	19,548	21,226
3/31/2023	18,257.04	18,761	21,869
4/30/2023	18,162.3	18,669	22,158
5/31/2023	17,261.79	17,748	22,198
6/30/2023	18,226.21	18,748	23,703
7/31/2023	18,862.13	19,409	24,490
8/31/2023	18,089.08	18,619	24,066
9/30/2023	17,408.17	17,921	22,906
10/31/2023	16,868.5	17,369	22,361
11/30/2023	18,059.24	18,604	24,391
12/31/2023	19,357.5	19,949	25,606
1/31/2024	18,893.64	19,476	25,949
2/29/2024	19,610.61	20,222	27,329
3/31/2024	20,764.45	21,424	28,245
4/30/2024	19,920.75	20,558	27,050
5/31/2024	20,011.04	20,659	28,384
6/30/2024	19,608.51	20,248	29,281
7/31/2024	21,452.32	22,161	29,776
8/31/2024	21,544.36	22,265	30,425
9/30/2024	21,863.24	22,604	31,048
10/31/2024	21,534.69	22,271	30,757
11/30/2024	23,603.42	24,423	32,651
12/31/2024	21,715.45	22,471	31,737
1/31/2025	22,261.75	23,047	32,641
2/28/2025	22,448.44	23,250	32,126
3/31/2025	21,848.73	22,636	30,314
4/30/2025	21,308.13	22,083	30,056
5/31/2025	21,974.84	22,783	31,926
6/30/2025	22,209.86	23,034	33,515
7/31/2025	22,489.39	23,334	34,246
8/31/2025	23,381.31	24,269	35,003
9/30/2025	23,367.42	24,264	36,200
10/31/2025	22,351.62	23,216	36,968
11/30/2025	23,209.14	24,117	37,112
12/31/2025	23,236.04	24,153	37,134
1/31/2026	24,314.73	25,286	37,758
2/28/2026	25,323.83	26,345	37,595
3/31/2026	23,968.36	24,941	35,723
4/30/2026	25,185.33	26,218	39,421
5/31/2026	24,429.13	25,437	41,396

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
S&P MidCap 400® Dividend Aristocrats ETF	11.17%	6.30%	9.34%
S&P MidCap 400 Dividend Aristocrats Index	11.65%	6.74%	9.78%
S&P Composite 1500 Index	29.67%	13.59%	15.26%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"S&P MidCap 400® Dividend Aristocrats® Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the S&P MidCap 400 Dividend Aristocrats Index are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$1,678,051,404
  Number of Portfolio Holdings67
  Net Investment Advisory Fees$7,025,371
  Portfolio Turnover Rate45%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Financials	31.0%
Industrials	15.2%
Utilities	15.2%
Materials	13.4%
Consumer Discretionary	7.9%
Real Estate	7.8%
Health Care	3.2%
Consumer Staples	2.8%
Information Technology	1.8%
Energy	1.7%

Largest Holdings

Table Summary
Holdings	% of Net Assets
Littelfuse, Inc.	1.9%
Cabot Corp.	1.8%
Polaris, Inc.	1.8%
Chemed Corp.	1.8%
Reliance, Inc.	1.8%
Ryder System, Inc.	1.7%
DT Midstream, Inc.	1.7%
UMB Financial Corp.	1.7%
SEI Investments Co.	1.7%
Unum Group	1.7%

S&P MidCap 400® Dividend Aristocrats ETF - REGL

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

REGL526

S&P Technology Dividend Aristocrats ETF

TDV - Cboe BZX Exchange

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about S&P Technology Dividend Aristocrats ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TDV	$53	0.45%

How Did the Fund Perform Last Year?

S&P Technology Dividend Aristocrats ETF (the "Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P Technology Dividend Aristocrats Index (the "Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Strong technology returns drove performance while the equal-weight construction and only partial representation of the “Magnificent 7” drove underperformance relative to the S&P 500 Technology sector. For the year ended May 31, 2026, the Fund had a total return of 35.85%. For the same period, the Index had a total return of 36.54% and a volatility of 17.26%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund's index, and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	S&P Technology Dividend Aristocrats ETF : $28,296	S&P Technology Dividend Aristocrats Index : $29,164	S&P Composite 1500 Index : $26,594
11/5/2019	10,000	10,000	10,000
11/30/2019	10,115.53	10,120	10,221
12/31/2019	10,395.37	10,406	10,528
1/31/2020	10,173.83	10,187	10,496
2/29/2020	9,508.98	9,523	9,621
3/31/2020	8,368.71	8,381	8,362
4/30/2020	9,539.33	9,562	9,440
5/31/2020	10,098.21	10,127	9,902
6/30/2020	10,561.55	10,585	10,099
7/31/2020	10,935.3	10,965	10,660
8/31/2020	11,510.09	11,547	11,396
9/30/2020	11,269.01	11,307	10,964
10/31/2020	11,145.11	11,186	10,714
11/30/2020	12,772.92	12,829	11,925
12/31/2020	13,410.47	13,477	12,415
1/31/2021	13,283.03	13,353	12,331
2/28/2021	13,922.96	14,002	12,717
3/31/2021	14,465.21	14,555	13,272
4/30/2021	14,751.52	14,849	13,961
5/31/2021	14,811.12	14,914	14,059
6/30/2021	15,115.29	15,228	14,351
7/31/2021	15,647.78	15,771	14,657
8/31/2021	16,000.22	16,132	15,089
9/30/2021	15,262.29	15,394	14,401
10/31/2021	15,971.43	16,115	15,388
11/30/2021	16,183.21	16,336	15,255
12/31/2021	17,186.63	17,359	15,945
1/31/2022	16,229.03	16,397	15,094
2/28/2022	15,684.39	15,851	14,692
3/31/2022	16,062.71	16,240	15,206
4/30/2022	14,814.55	14,981	13,897
5/31/2022	15,178.6	15,357	13,933
6/30/2022	13,855.74	14,021	12,771
7/31/2022	15,522.67	15,715	13,963
8/31/2022	14,639.25	14,824	13,400
9/30/2022	13,126.56	13,292	12,163
10/31/2022	14,363.33	14,554	13,178
11/30/2022	15,488.25	15,704	13,913
12/31/2022	14,458.85	14,661	13,110
1/31/2023	15,731.01	15,958	13,967
2/28/2023	15,356.23	15,583	13,636
3/31/2023	16,030.93	16,275	14,050
4/30/2023	15,512.87	15,754	14,235
5/31/2023	16,091.06	16,350	14,261
6/30/2023	17,386.31	17,676	15,228
7/31/2023	17,826.17	18,130	15,733
8/31/2023	17,476.43	17,782	15,461
9/30/2023	16,372	16,662	14,716
10/31/2023	15,700.53	15,984	14,366
11/30/2023	17,301.14	17,624	15,670
12/31/2023	18,388.57	18,739	16,450
1/31/2024	18,201.43	18,556	16,671
2/29/2024	18,802.4	19,175	17,558
3/31/2024	19,095.29	19,482	18,146
4/30/2024	18,341.01	18,718	17,378
5/31/2024	19,337.08	19,744	18,235
6/30/2024	19,845.46	20,271	18,811
7/31/2024	20,309.41	20,756	19,129
8/31/2024	20,388.3	20,845	19,546
9/30/2024	20,597.13	21,066	19,947
10/31/2024	19,951.43	20,413	19,759
11/30/2024	20,742.11	21,229	20,976
12/31/2024	20,212.26	20,695	20,389
1/31/2025	21,069.73	21,582	20,970
2/28/2025	20,798.63	21,313	20,639
3/31/2025	19,514.21	20,000	19,475
4/30/2025	19,264.27	19,744	19,309
5/31/2025	20,828.75	21,357	20,510
6/30/2025	22,391.54	22,971	21,532
7/31/2025	22,326.7	22,914	22,001
8/31/2025	22,692.68	23,299	22,487
9/30/2025	23,342.29	23,977	23,256
10/31/2025	23,770.04	24,428	23,750
11/30/2025	23,327.02	23,976	23,842
12/31/2025	23,428.78	24,091	23,856
1/31/2026	24,191.33	24,886	24,257
2/28/2026	24,305.63	25,013	24,153
3/31/2026	23,020.54	23,697	22,950
4/30/2026	26,246.29	27,036	25,325
5/31/2026	28,295.82	29,164	26,594

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	5 Years	Since Inception (11/5/19)
S&P Technology Dividend Aristocrats ETF	35.85%	13.82%	17.15%
S&P Technology Dividend Aristocrats Index	36.54%	14.33%	17.69%
S&P Composite 1500 Index	29.67%	13.59%	16.06%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "S&P® Technology Dividend Aristocrats® Index" is a product of S&P Dow Jones Indices LLC and its affiliates and has been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. ProShares have not been passed on by S&P Dow Jones Indices LLC and its affiliates as to their legality or suitability. ProShares based on the S&P Technology Dividend Aristocrats Index are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and they make no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$288,691,606
  Number of Portfolio Holdings40
  Net Investment Advisory Fees$1,166,976
  Portfolio Turnover Rate28%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Information Technology	84.0%
Financials	9.3%
Industrials	6.7%

Largest Holdings

Table Summary
Holdings	% of Net Assets
QUALCOMM, Inc.	4.5%
Cisco Systems, Inc.	3.2%
Texas Instruments, Inc.	3.2%
Skyworks Solutions, Inc.	3.1%
HP, Inc.	3.1%
Power Integrations, Inc.	3.0%
Oracle Corp.	3.0%
Lam Research Corp.	3.0%
Cognex Corp.	3.0%
Kulicke & Soffa Industries, Inc.	2.9%

S&P Technology Dividend Aristocrats ETF - TDV

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

TDV526

Smart Materials ETF

TINT - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Smart Materials ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TINT	$72	0.58%

How Did the Fund Perform Last Year?

Smart Materials ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the Solactive Smart Materials Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Outperformance by stocks such as Chemours and NVIDIA drove outperformance compared to the Nasdaq 100. For the year ended May 31, 2026, the Fund had a total return of 48.19%. For the same period, the Index had a total return of 48.73% and a volatility of 19.15%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Smart Materials ETF : $11,157	Solactive Smart Materials Index : $11,266	S&P Global 1200 Index : $17,370
10/26/2021	10,000	10,000	10,000
10/31/2021	10,003.59	10,006	10,012
11/30/2021	9,803.81	9,791	9,822
12/31/2021	10,393.61	10,401	10,257
1/31/2022	9,244.73	9,239	9,782
2/28/2022	9,114.94	9,114	9,521
3/31/2022	8,989.1	8,997	9,773
4/30/2022	8,476.54	8,486	9,000
5/31/2022	8,879.77	8,889	9,052
6/30/2022	7,310.25	7,310	8,277
7/31/2022	7,979.9	7,986	8,888
8/31/2022	7,635.25	7,644	8,517
9/30/2022	6,425.17	6,428	7,714
10/31/2022	6,968.09	6,977	8,239
11/30/2022	7,724.82	7,721	8,900
12/31/2022	7,278.74	7,284	8,530
1/31/2023	8,234.59	8,255	9,142
2/28/2023	8,289.17	8,318	8,882
3/31/2023	8,372.31	8,403	9,186
4/30/2023	8,159.67	8,193	9,344
5/31/2023	7,858.81	7,880	9,265
6/30/2023	8,492.72	8,527	9,816
7/31/2023	8,823.28	8,873	10,133
8/31/2023	8,351.09	8,392	9,886
9/30/2023	7,810.99	7,853	9,457
10/31/2023	7,182.12	7,218	9,203
11/30/2023	7,984.4	8,038	10,045
12/31/2023	8,738.45	8,796	10,524
1/31/2024	8,189.22	8,269	10,621
2/29/2024	8,280.95	8,345	11,092
3/31/2024	8,648.77	8,719	11,471
4/30/2024	8,311.94	8,385	11,073
5/31/2024	8,665.13	8,736	11,580
6/30/2024	8,553.75	8,622	11,840
7/31/2024	8,670.86	8,738	12,040
8/31/2024	8,540.55	8,614	12,342
9/30/2024	8,825.11	8,907	12,591
10/31/2024	8,282.28	8,350	12,347
11/30/2024	8,109.1	8,177	12,821
12/31/2024	7,585.6	7,654	12,521
1/31/2025	7,890.17	7,967	12,934
2/28/2025	7,768.83	7,841	12,897
3/31/2025	7,307.52	7,371	12,369
4/30/2025	7,178.68	7,245	12,450
5/31/2025	7,528.61	7,574	13,193
6/30/2025	7,923.98	7,971	13,783
7/31/2025	8,106.04	8,167	13,958
8/31/2025	8,507.33	8,570	14,329
9/30/2025	8,633.41	8,699	14,856
10/31/2025	8,794.47	8,866	15,191
11/30/2025	8,688.36	8,764	15,230
12/31/2025	8,793.69	8,865	15,401
1/31/2026	9,446.21	9,537	15,847
2/28/2026	10,436.86	10,530	16,058
3/31/2026	9,321.57	9,399	14,972
4/30/2026	10,500.36	10,603	16,492
5/31/2026	11,157.22	11,266	17,370

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	Since Inception (10/26/21)
Smart Materials ETF	48.19%	2.41%
Solactive Smart Materials Index	48.73%	2.63%
S&P Global 1200 Index	31.64%	12.77%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

"Solactive AG," a registered trademark of Solactive AG, and the "Solactive Smart Materials Index" has been licensed for use by ProShare Advisors LLC. ProShares based on the Solactive Smart Materials Index are not sponsored, endorsed, sold, or promoted by Solactive AG and they make no representation regarding the legality or suitability of ProShares, or the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$2,115,738
  Number of Portfolio Holdings31
  Net Investment Advisory Fees$9,986
  Portfolio Turnover Rate61%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	99%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Materials	71.2%
Information Technology	21.0%
Industrials	7.0%
Health Care	0.8%

Largest Holdings

Table Summary
Holdings	% of Net Assets
Zeon Corp.	5.5%
Akzo Nobel NV	5.5%
LG Display Co. Ltd.	5.4%
Syensqo SA	5.3%
Cabot Corp.	5.0%
Sika AG (Registered)	4.7%
PPG Industries, Inc.	4.5%
NVIDIA Corp.	4.4%
RPM International, Inc.	4.4%
Hexcel Corp.	4.4%

Country Weights

Table Summary
Country	% of Exposure
United States	38.5%
South Korea	19.6%
Japan	9.6%
Belgium	9.5%
France	6.9%
Canada	5.7%
Netherlands	5.5%
Switzerland	4.7%

Smart Materials ETF - TINT

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

TINT526

Supply Chain Logistics ETF

SUPL - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Supply Chain Logistics ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SUPL	$66	0.58%

How Did the Fund Perform Last Year?

Supply Chain Logistics ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the FactSet Supply Chain Logistics Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. Modest underperformance of the transportation sector drove modest underperformance compared to the S&P 500. For the year ended May 31, 2026, the Fund had a total return of 26.69%. For the same period, the Index had a total return of 27.36% and a volatility of 15.18%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Supply Chain Logistics ETF : $13,573	FactSet Supply Chain Logistics Index : $13,772	S&P Global 1200 Index : $17,991
4/6/2022	10,000	10,000	10,000
4/30/2022	9,922.15	9,930	9,322
5/31/2022	10,028.52	10,030	9,376
6/30/2022	9,029.61	9,024	8,573
7/31/2022	9,949.29	9,965	9,206
8/31/2022	9,295.42	9,319	8,822
9/30/2022	7,841.49	7,852	7,990
10/31/2022	8,137.04	8,146	8,534
11/30/2022	9,305.49	9,289	9,218
12/31/2022	8,912.3	8,923	8,835
1/31/2023	9,509.09	9,531	9,469
2/28/2023	9,477.06	9,517	9,200
3/31/2023	9,833.33	9,862	9,515
4/30/2023	9,851.84	9,886	9,678
5/31/2023	9,600.39	9,610	9,596
6/30/2023	10,276.23	10,308	10,167
7/31/2023	10,969.97	11,038	10,495
8/31/2023	10,412.68	10,466	10,239
9/30/2023	10,007.49	10,069	9,795
10/31/2023	9,427.02	9,476	9,532
11/30/2023	10,148.16	10,220	10,405
12/31/2023	10,969.85	11,049	10,901
1/31/2024	10,734.65	10,838	11,001
2/29/2024	11,012.23	11,103	11,489
3/31/2024	11,007	11,097	11,882
4/30/2024	10,306.65	10,398	11,469
5/31/2024	10,848.79	10,935	11,995
6/30/2024	10,929.11	11,019	12,263
7/31/2024	11,102.34	11,193	12,470
8/31/2024	11,147.32	11,248	12,783
9/30/2024	11,542.74	11,659	13,042
10/31/2024	11,135.75	11,230	12,789
11/30/2024	11,502.26	11,613	13,280
12/31/2024	10,707.27	10,814	12,969
1/31/2025	10,830.3	10,954	13,397
2/28/2025	10,720.81	10,842	13,358
3/31/2025	10,331.04	10,425	12,812
4/30/2025	9,859.65	9,952	12,895
5/31/2025	10,714.05	10,813	13,665
6/30/2025	10,882.64	10,977	14,276
7/31/2025	10,757.38	10,879	14,457
8/31/2025	10,956.16	11,074	14,842
9/30/2025	10,844.03	10,963	15,388
10/31/2025	11,144.86	11,279	15,734
11/30/2025	11,276.93	11,415	15,775
12/31/2025	11,674.58	11,819	15,952
1/31/2026	12,137.04	12,314	16,414
2/28/2026	13,330.88	13,516	16,632
3/31/2026	12,366.47	12,517	15,508
4/30/2026	13,414.85	13,606	17,082
5/31/2026	13,573.47	13,772	17,991

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	Since Inception (4/6/22)
Supply Chain Logistics ETF	26.69%	7.64%
FactSet Supply Chain Logistics Index	27.36%	8.02%
S&P Global 1200 Index	31.64%	15.21%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

The "FactSet Supply Chain Logistics Index" and "FactSet" are trademarks of FactSet Research Systems Inc. and have been licensed for use by ProShare Advisors LLC. ProShares have not been passed on by these entities or their affiliates as to their legality or suitability. ProShares based on the FactSet Supply Chain Logistics Index are not sponsored, endorsed, sold, or promoted by FactSet Research Systems Inc., and it makes no representation regarding the advisability of investing in ProShares.

Key Fund Statistics

  Net Assets$2,315,434
  Number of Portfolio Holdings41
  Net Investment Advisory Fees$6,569
  Portfolio Turnover Rate12%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	96%
Master Limited Partnership	3%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Industrials	93.2%
Consumer Discretionary	3.5%
Utilities	3.3%

Largest Holdings

Table Summary
Holdings	% of Net Assets
FedEx Corp.	5.7%
Old Dominion Freight Line, Inc.	5.6%
CSX Corp.	4.8%
Canadian Pacific Kansas City Ltd.	4.7%
Canadian National Railway Co.	4.6%
XPO, Inc.	4.5%
Deutsche Post AG	4.3%
United Parcel Service, Inc., Class B	4.3%
Union Pacific Corp.	4.3%
Norfolk Southern Corp.	4.0%

Country Weights

Table Summary
Country	% of Exposure
United States	58.0%
Canada	11.6%
China	4.8%
Germany	4.3%
Taiwan	4.0%
Australia	4.0%
Spain	3.5%
Japan	2.1%
Switzerland	2.0%
Denmark	1.5%
Other	4.2%

Supply Chain Logistics ETF - SUPL

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SUPL526

Bitcoin & Ether Equal Weight ETF

BETE - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Bitcoin & Ether Equal Weight ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BETE	$83	0.95%

How Did the Fund Perform Last Year?

Bitcoin & Ether Equal Weight ETF (the "Fund”) seeks investment results, before fees and expenses, that correspond to the performance of an equal weight basket of bitcoin and ether. The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. The reference asset basket performance was driven by weakness in bitcoin and ether amid softer cryptocurrency sentiment, profit-taking following prior-period gains and continued volatility across digital assets. For the year ended May 31, 2026, the Fund had a total return of -25.66%. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked, expenses, transaction costs, and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Bitcoin & Ether Equal Weight ETF : $16,399	Bloomberg Bitcoin Index : $27,302	Bloomberg Ethereum Index : $12,110	S&P 500® Index : $18,318
9/29/2023	10,000	10,000	10,000	10,000
9/30/2023	10,000	10,000	10,000	10,000
10/31/2023	11,825.55	12,814	10,868	9,790
11/30/2023	12,932.16	14,020	12,280	10,684
12/31/2023	14,298.98	15,601	13,838	11,169
1/31/2024	14,121.44	15,835	13,766	11,357
2/29/2024	20,647.09	23,094	20,447	11,963
3/31/2024	22,428.79	26,313	21,432	12,348
4/30/2024	18,355.41	22,080	17,617	11,844
5/31/2024	22,279.62	25,138	22,716	12,432
6/30/2024	19,689.67	22,330	20,258	12,878
7/31/2024	20,152.37	24,261	19,596	13,035
8/31/2024	16,749.2	21,838	15,059	13,352
9/30/2024	17,650.45	23,582	15,588	13,638
10/31/2024	18,168.26	26,066	15,108	13,514
11/30/2024	25,493.31	36,195	21,599	14,307
12/31/2024	23,806.94	34,714	20,057	13,966
1/31/2025	24,646.43	37,773	19,925	14,355
2/28/2025	18,347.79	31,246	13,300	14,168
3/31/2025	16,408.81	30,668	10,990	13,370
4/30/2025	17,413.62	34,958	10,731	13,279
5/31/2025	22,059.28	38,873	15,471	14,115
6/30/2025	22,070.18	39,977	15,099	14,833
7/31/2025	28,349.84	43,391	22,462	15,165
8/31/2025	29,849.38	40,254	26,108	15,473
9/30/2025	30,063.62	42,484	24,964	16,038
10/31/2025	28,340.33	40,810	23,354	16,413
11/30/2025	22,742.71	33,868	18,354	16,454
12/31/2025	22,132.44	32,476	17,829	16,464
1/31/2026	20,416.51	31,129	16,082	16,703
2/28/2026	15,301.68	24,364	11,550	16,576
3/31/2026	16,180.52	25,176	12,578	15,751
4/30/2026	17,767.16	28,383	13,587	17,403
5/31/2026	16,399.06	27,302	12,110	18,318

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	Since Inception (9/29/23)
Bitcoin & Ether Equal Weight ETF	-25.66%	20.39%
Bloomberg Bitcoin Index	-29.78%	45.74%
Bloomberg Ethereum Index	-21.73%	7.44%
S&P 500® Index	29.78%	25.48%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Neither Bloomberg nor Bloomberg's licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Key Fund Statistics

  Net Assets$8,482,020
  Number of Portfolio Holdings3
  Net Investment Advisory Fees$91,936
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
CME Bitcoin Futures	52%
CME Ether Futures	48%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Bitcoin	52%
Ether	48%

Largest Holdings

The Bitcoin & Ether Equal Weight ETF primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

Bitcoin & Ether Equal Weight ETF - BETE

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

BETE526

Bitcoin & Ether Market Cap Weight ETF

BETH - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Bitcoin & Ether Market Cap Weight ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BETH	$80	0.95%

How Did the Fund Perform Last Year?

Bitcoin & Ether Market Cap Weight ETF (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of a market-capitalization weighted basket of bitcoin and ether. The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. The reference asset basket performance was driven by weakness in bitcoin and ether amid softer cryptocurrency sentiment, profit-taking following prior-period gains and continued volatility across digital assets. For the year ended May 31, 2026, the Fund had a total return of -31.16%. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked, expenses, transaction costs, and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Bitcoin & Ether Market Cap Weight ETF : $19,427	Bloomberg Bitcoin Index : $27,302	Bloomberg Ethereum Index : $12,110	S&P 500® Index : $18,318
9/29/2023	10,000	10,000	10,000	10,000
9/30/2023	10,000	10,000	10,000	10,000
10/31/2023	12,271.05	12,814	10,868	9,790
11/30/2023	13,318.78	14,020	12,280	10,684
12/31/2023	14,682.6	15,601	13,838	11,169
1/31/2024	14,586.03	15,835	13,766	11,357
2/29/2024	21,260.35	23,094	20,447	11,963
3/31/2024	23,559.8	26,313	21,432	12,348
4/30/2024	19,369.53	22,080	17,617	11,844
5/31/2024	22,759.42	25,138	22,716	12,432
6/30/2024	20,077.65	22,330	20,258	12,878
7/31/2024	21,074.62	24,261	19,596	13,035
8/31/2024	18,207.64	21,838	15,059	13,352
9/30/2024	19,423.35	23,582	15,588	13,638
10/31/2024	20,818.69	26,066	15,108	13,514
11/30/2024	28,855.06	36,195	21,599	14,307
12/31/2024	27,214.12	34,714	20,057	13,966
1/31/2025	28,895.39	37,773	19,925	14,355
2/28/2025	23,128	31,246	13,300	14,168
3/31/2025	22,031.17	30,668	10,990	13,370
4/30/2025	24,687.36	34,958	10,731	13,279
5/31/2025	28,219.51	38,873	15,471	14,115
6/30/2025	28,769.91	39,977	15,099	14,833
7/31/2025	32,541.36	43,391	22,462	15,165
8/31/2025	31,349.4	40,254	26,108	15,473
9/30/2025	32,452.79	42,484	24,964	16,038
10/31/2025	30,811.5	40,810	23,354	16,413
11/30/2025	25,158.31	33,868	18,354	16,454
12/31/2025	24,324.04	32,476	17,829	16,464
1/31/2026	22,976.97	31,129	16,082	16,703
2/28/2026	17,697.6	24,364	11,550	16,576
3/31/2026	18,364.72	25,176	12,578	15,751
4/30/2026	20,486.09	28,383	13,587	17,403
5/31/2026	19,427.38	27,302	12,110	18,318

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	Since Inception (9/29/23)
Bitcoin & Ether Market Cap Weight ETF	-31.16%	28.29%
Bloomberg Bitcoin Index	-29.78%	45.74%
Bloomberg Ethereum Index	-21.73%	7.44%
S&P 500® Index	29.78%	25.48%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Neither Bloomberg nor Bloomberg's licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Key Fund Statistics

  Net Assets$12,192,684
  Number of Portfolio Holdings3
  Net Investment Advisory Fees$137,851
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
CME Bitcoin Futures	88%
CME Ether Futures	12%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Bitcoin	88%
Ether	12%

Largest Holdings

The Bitcoin & Ether Market Cap Weight ETF primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

Bitcoin & Ether Market Cap Weight ETF - BETH

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

BETH526

Bitcoin ETF

BITO - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Bitcoin ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BITO	$80	0.95%

How Did the Fund Perform Last Year?

Bitcoin ETF (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of bitcoin. The Fund primarily invests in bitcoin futures contracts, which the Advisor believes should produce returns consistent with the Fund’s investment objective. The Index performance was driven by weakness in bitcoin amid softer cryptocurrency sentiment, profit-taking following prior-period gains and continued volatility across digital assets. For the year ended May 31, 2026, the Fund had a total return of -32.24%. For the same period, Bitcoin had a total return of -29.78%. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked, expenses, transaction costs, and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Bitcoin ETF : $9,376	Bloomberg Bitcoin Index : $11,975	S&P 500® Index : $18,071
10/18/2021	10,000	10,000	10,000
10/31/2021	10,088.31	10,179	10,268
11/30/2021	9,159.32	9,366	10,197
12/31/2021	7,228.34	7,476	10,654
1/31/2022	6,049.22	6,273	10,103
2/28/2022	6,584.24	6,814	9,801
3/31/2022	7,146.34	7,437	10,165
4/30/2022	5,963.16	6,240	9,278
5/31/2022	4,914.84	5,153	9,295
6/30/2022	2,902.95	3,078	8,528
7/31/2022	3,700.77	3,889	9,315
8/31/2022	3,092	3,295	8,935
9/30/2022	2,996.08	3,187	8,112
10/31/2022	3,140.74	3,320	8,769
11/30/2022	2,670.41	2,780	9,259
12/31/2022	2,609.04	2,695	8,726
1/31/2023	3,655.43	3,764	9,274
2/28/2023	3,651.82	3,794	9,047
3/31/2023	4,453.41	4,637	9,379
4/30/2023	4,546.31	4,782	9,526
5/31/2023	4,164.5	4,407	9,567
6/30/2023	4,685.44	4,952	10,199
7/31/2023	4,434.77	4,753	10,526
8/31/2023	3,949.41	4,264	10,359
9/30/2023	4,058.92	4,386	9,865
10/31/2023	5,199.54	5,620	9,658
11/30/2023	5,624.07	6,149	10,539
12/31/2023	6,188.11	6,843	11,018
1/31/2024	6,191.68	6,945	11,203
2/29/2024	8,998.56	10,129	11,801
3/31/2024	10,169.42	11,541	12,181
4/30/2024	8,372.35	9,684	11,684
5/31/2024	9,564.3	11,025	12,264
6/30/2024	8,423.62	9,794	12,704
7/31/2024	9,068.43	10,641	12,859
8/31/2024	8,121.09	9,578	13,172
9/30/2024	8,756.65	10,343	13,453
10/31/2024	9,637.29	11,433	13,331
11/30/2024	13,355.94	15,875	14,114
12/31/2024	12,702.61	15,226	13,778
1/31/2025	13,709.59	16,567	14,161
2/28/2025	11,319.58	13,704	13,977
3/31/2025	11,012.1	13,451	13,190
4/30/2025	12,532.22	15,333	13,100
5/31/2025	13,836.53	17,050	13,924
6/30/2025	14,188.44	17,534	14,633
7/31/2025	15,327.36	19,032	14,961
8/31/2025	14,166.06	17,656	15,264
9/30/2025	14,911.13	18,634	15,821
10/31/2025	14,227.61	17,900	16,192
11/30/2025	11,729.27	14,855	16,232
12/31/2025	11,323.22	14,244	16,242
1/31/2026	10,811.41	13,653	16,477
2/28/2026	8,446.81	10,686	16,352
3/31/2026	8,703.28	11,042	15,538
4/30/2026	9,784.35	12,449	17,168
5/31/2026	9,375.91	11,975	18,071

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	Since Inception (10/18/21)
Bitcoin ETF	-32.24%	-1.39%
Bloomberg Bitcoin Index	-29.78%	3.98%
S&P 500® Index	29.78%	13.68%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Neither Bloomberg nor Bloomberg's licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Key Fund Statistics

  Net Assets$1,698,948,163
  Number of Portfolio Holdings5
  Net Investment Advisory Fees$22,288,860
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
S&P CME Bitcoin Daily Roll Index Long Swaps	4%
CME Bitcoin Futures	92%
Coinbase Bitcoin Futures	4%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Bitcoin	100%

Largest Holdings

The Bitcoin ETF primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

Bitcoin ETF - BITO

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

BITO526

CoinDesk 20 Crypto ETF

KRYP - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about CoinDesk 20 Crypto ETF (the “Fund”) for the period of February 2, 2026 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investmentFootnote Reference †	Costs paid as a percentage of a $10,000 investment (Annualized)
KRYP	$17	0.59%
Footnote	Description
Footnote †	Amount shown reflects the expenses of the Fund from inception date through May 31, 2026. Expenses would be higher if the Fund had been in operations for the full year.

How Did the Fund Perform Last Year?

CoinDesk 20 Crypto ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the CoinDesk 20 Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. The Index performance was driven by weakness across digital assets, as crypto markets were pressured by lower risk appetite, volatility in major tokens and uncertainty regarding the path of institutional adoption. For the period ended May 31, 2026, the Fund had a total return of -16.81%. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Cumulative Total Return

Table Summary
Fund/Index Name	Since Inception (2/2/26)
CoinDesk 20 Crypto ETF	-16.81%
CoinDesk 20 Index	-13.09%
S&P 500® Index	9.08%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

CoinDesk and CoinDesk 20 are registered trademarks of CoinDesk Indices, Inc., licensed for use by ProShares. CoinDesk Indices, Inc. do not make any representation as to the legality or suitability of ProShares, and does not sponsor, endorse, sell, or promote them. CoinDesk Indices, Inc and its affiliates make no warranties and bear no liability with respect to ProShares. THIS ENTITY AND ITS AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

Key Fund Statistics

  Net Assets$4,884,372
  Number of Portfolio Holdings2
  Net Investment Advisory Fees$9,247
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
CoinDesk 20 Index Long Swaps	101%
Total	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
CoinDesk 20	101%

Holdings

The CoinDesk 20 Crypto ETF primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

CoinDesk 20 Crypto ETF - KRYP

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

KRYP526

Ether ETF

EETH - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Ether ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EETH	$84	0.95%

How Did the Fund Perform Last Year?

Ether ETF (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of ether. The Fund primarily invests in ether futures contracts, which the Advisor believes should produce returns consistent with the Fund’s investment objective. The Index performance was driven by weakness in ether amid softer cryptocurrency sentiment, competition from alternative blockchain networks and continued volatility across digital assets. For the year ended May 31, 2026, the Fund had a total return of -24.63%. For the same period, Ethereum had a total return of -21.73%. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked, expenses, transaction costs, and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Ether ETF : $10,207	Bloomberg Ethereum Index : $12,110	S&P 500® Index : $18,318
9/29/2023	10,000	10,000	10,000
9/30/2023	10,000	10,000	10,000
10/31/2023	10,917.8	10,868	9,790
11/30/2023	12,172.19	12,280	10,684
12/31/2023	13,572.21	13,838	11,169
1/31/2024	13,292.35	13,766	11,357
2/29/2024	19,713.35	20,447	11,963
3/31/2024	20,453.52	21,432	12,348
4/30/2024	16,535.45	17,617	11,844
5/31/2024	21,395.21	22,716	12,432
6/30/2024	18,944.2	20,258	12,878
7/31/2024	18,295.59	19,596	13,035
8/31/2024	13,968.69	15,059	13,352
9/30/2024	14,396.09	15,588	13,638
10/31/2024	13,854.5	15,108	13,514
11/30/2024	19,727.46	21,599	14,307
12/31/2024	18,132.37	20,057	13,966
1/31/2025	17,847.43	19,925	14,355
2/28/2025	11,875.58	13,300	14,168
3/31/2025	9,711.39	10,990	13,370
4/30/2025	9,469.57	10,731	13,279
5/31/2025	13,542.65	15,471	14,115
6/30/2025	13,171.36	15,099	14,833
7/31/2025	19,389.25	22,462	15,165
8/31/2025	22,453.81	26,108	15,473
9/30/2025	21,474.04	24,964	16,038
10/31/2025	19,909.24	23,354	16,413
11/30/2025	15,567.97	18,354	16,454
12/31/2025	15,302.78	17,829	16,464
1/31/2026	13,714.07	16,082	16,703
2/28/2026	9,838.05	11,550	16,576
3/31/2026	10,695.88	12,578	15,751
4/30/2026	11,499.22	13,587	17,403
5/31/2026	10,207.38	12,110	18,318

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	Since Inception (9/29/23)
Ether ETF	-24.63%	0.77%
Bloomberg Ethereum Index	-21.73%	7.44%
S&P 500® Index	29.78%	25.48%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Neither Bloomberg nor Bloomberg's licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Key Fund Statistics

  Net Assets$61,089,304
  Number of Portfolio Holdings3
  Net Investment Advisory Fees$725,699
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
CME Ether Futures	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Ether	100%

Largest Holdings

The Ether ETF primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

Ether ETF - EETH

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

EETH526

Short Bitcoin ETF

BITI - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Short Bitcoin ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BITI	$116	1.02%

How Did the Fund Perform Last Year?

Short Bitcoin ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Bloomberg Bitcoin Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. The Index performance was driven by weakness in bitcoin amid softer cryptocurrency sentiment, profit-taking following prior-period gains and continued volatility across digital assets. For the year ended May 31, 2026, the Fund had a total return of 28.32%. For the same period, the Index had a total return of -29.78% and a volatility of 43.40%. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Short Bitcoin ETF : $1,356	Bloomberg Bitcoin Index : $35,871	S&P 500® Index : $21,835
6/19/2022	10,000	10,000	10,000
6/30/2022	10,819.13	9,219	10,305
7/31/2022	8,114.56	11,651	11,255
8/31/2022	9,467.01	9,871	10,796
9/30/2022	9,440.57	9,546	9,802
10/31/2022	8,927.92	9,946	10,596
11/30/2022	9,653.14	8,327	11,188
12/31/2022	9,818.2	8,074	10,543
1/31/2023	6,860.87	11,274	11,206
2/28/2023	6,777.86	11,366	10,932
3/31/2023	5,123.04	13,890	11,333
4/30/2023	4,966.84	14,326	11,510
5/31/2023	5,347.82	13,203	11,560
6/30/2023	4,673.54	14,835	12,324
7/31/2023	4,904.93	14,237	12,719
8/31/2023	5,437.05	12,773	12,517
9/30/2023	5,281.14	13,139	11,920
10/31/2023	4,063.6	16,836	11,670
11/30/2023	3,717.01	18,420	12,735
12/31/2023	3,320.22	20,498	13,313
1/31/2024	3,245.69	20,806	13,537
2/29/2024	2,201.92	30,343	14,260
3/31/2024	1,872.96	34,573	14,719
4/30/2024	2,224.37	29,010	14,118
5/31/2024	1,922.77	33,028	14,819
6/30/2024	2,158.86	29,339	15,351
7/31/2024	1,954.21	31,876	15,538
8/31/2024	2,089.74	28,692	15,916
9/30/2024	1,918.81	30,984	16,256
10/31/2024	1,726.54	34,247	16,108
11/30/2024	1,199.17	47,555	17,054
12/31/2024	1,240.96	45,610	16,648
1/31/2025	1,137.01	49,629	17,111
2/28/2025	1,361.5	41,053	16,888
3/31/2025	1,365.73	40,293	15,937
4/30/2025	1,173.4	45,930	15,829
5/31/2025	1,056.51	51,075	16,825
6/30/2025	1,026.17	52,525	17,681
7/31/2025	947.03	57,011	18,077
8/31/2025	1,018.01	52,889	18,444
9/30/2025	962	55,819	19,117
10/31/2025	995.74	53,620	19,565
11/30/2025	1,189.37	44,499	19,614
12/31/2025	1,221.38	42,670	19,625
1/31/2026	1,263.71	40,899	19,910
2/28/2026	1,540.55	32,012	19,759
3/31/2026	1,473.01	33,078	18,775
4/30/2026	1,303.82	37,292	20,744
5/31/2026	1,355.71	35,871	21,835

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	Since Inception (6/19/22)
Short Bitcoin ETF	28.32%	-39.72%
Bloomberg Bitcoin Index	-29.78%	37.54%
S&P 500® Index	29.78%	21.17%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Neither Bloomberg nor Bloomberg's licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Key Fund Statistics

  Net Assets$177,360,993
  Number of Portfolio Holdings3
  Net Investment Advisory Fees$1,064,528
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
CME Bitcoin Futures	(99)%
Total	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Bitcoin	99%

Largest Holdings

The Short Bitcoin ETF primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

Short Bitcoin ETF - BITI

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

BITI526

Short Ether ETF

SETH - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Short Ether ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SETH	$89	0.95%

How Did the Fund Perform Last Year?

Short Ether ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Bloomberg Ethereum Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. The Index performance was driven by weakness in ether amid softer cryptocurrency sentiment, competition from alternative blockchain networks and continued volatility across digital assets. For the year ended May 31, 2026, the Fund had a total return of -13.14%. For the same period, the Index had a total return of -21.73% and a volatility of 67.85%. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked, expenses, transaction costs, the volatility of the Fund's index, and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Short Ether ETF : $3,546	Bloomberg Ethereum Index : $11,133	S&P 500® Index : $18,173
11/01/2023	10,000	10,000	10,000
11/30/2023	8,920.45	11,289	10,599
12/31/2023	7,848.9	12,722	11,080
1/31/2024	7,774.21	12,656	11,267
2/29/2024	5,144.39	18,797	11,868
3/31/2024	4,748.83	19,703	12,250
4/30/2024	5,662.62	16,196	11,751
5/31/2024	4,265.28	20,883	12,333
6/30/2024	4,761.3	18,624	12,776
7/31/2024	4,802.39	18,015	12,932
8/31/2024	5,899.59	13,844	13,246
9/30/2024	5,606.82	14,330	13,530
10/31/2024	5,714.92	13,889	13,407
11/30/2024	3,760.68	19,857	14,194
12/31/2024	3,949.88	18,439	13,856
1/31/2025	3,893.7	18,318	14,241
2/28/2025	5,541.85	12,227	14,056
3/31/2025	6,479.31	10,103	13,264
4/30/2025	6,233.44	9,866	13,174
5/31/2025	4,082.8	14,223	14,003
6/30/2025	4,087.53	13,881	14,716
7/31/2025	2,679.68	20,650	15,045
8/31/2025	2,183.21	24,002	15,351
9/30/2025	2,236.59	22,950	15,911
10/31/2025	2,313.32	21,470	16,283
11/30/2025	2,826.37	16,873	16,324
12/31/2025	2,794.18	16,391	16,334
1/31/2026	3,031.69	14,785	16,571
2/28/2026	3,891.49	10,618	16,445
3/31/2026	3,452.98	11,563	15,626
4/30/2026	3,172.92	12,491	17,265
5/31/2026	3,546.16	11,133	18,173

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	Since Inception (11/1/23)
Short Ether ETF	-13.14%	-33.08%
Bloomberg Ethereum Index	-21.73%	3.72%
S&P 500® Index	29.78%	26.99%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Neither Bloomberg nor Bloomberg's licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Key Fund Statistics

  Net Assets$19,086,829
  Number of Portfolio Holdings2
  Net Investment Advisory Fees$98,132
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
CME Ether Futures	(97)%
Total	(97)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Ether	97%

Largest Holdings

The Short Ether ETF primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

Short Ether ETF - SETH

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SETH526

Ultra Bitcoin ETF

BITU - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Ultra Bitcoin ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BITU	$65	0.95%

How Did the Fund Perform Last Year?

Ultra Bitcoin ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Bloomberg Bitcoin Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. The Index performance was driven by weakness in bitcoin amid softer cryptocurrency sentiment, profit-taking following prior-period gains and continued volatility across digital assets. For the year ended May 31, 2026, the Fund had a total return of -64.49%. For the same period, the Index had a total return of -29.78% and a volatility of 43.40%. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Fund’s Index), expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Ultra Bitcoin ETF : $4,682	Bloomberg Bitcoin Index : $10,562	S&P 500® Index : $14,864
4/01/2024	10,000	10,000	10,000
4/30/2024	6,863.25	8,542	9,611
5/31/2024	8,735.77	9,725	10,088
6/30/2024	6,671.38	8,639	10,450
7/31/2024	7,579.01	9,386	10,577
8/31/2024	5,692.36	8,448	10,834
9/30/2024	6,478.15	9,123	11,066
10/31/2024	7,635.48	10,084	10,965
11/30/2024	14,039.74	14,002	11,609
12/31/2024	12,381.26	13,430	11,333
1/31/2025	14,190.07	14,613	11,648
2/28/2025	9,497.54	12,088	11,496
3/31/2025	8,692.42	11,864	10,849
4/30/2025	10,919.23	13,524	10,775
5/31/2025	13,183.37	15,039	11,453
6/30/2025	13,696.5	15,466	12,036
7/31/2025	15,795.28	16,787	12,306
8/31/2025	13,263.88	15,573	12,556
9/30/2025	14,553.47	16,436	13,014
10/31/2025	13,030.4	15,788	13,318
11/30/2025	8,642.27	13,102	13,352
12/31/2025	7,823.52	12,564	13,360
1/31/2026	6,963.05	12,043	13,553
2/28/2026	3,997.03	9,426	13,450
3/31/2026	4,137.24	9,740	12,780
4/30/2026	5,158.31	10,980	14,121
5/31/2026	4,681.59	10,562	14,864

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	Since Inception (4/1/24)
Ultra Bitcoin ETF	-64.49%	-29.58%
Bloomberg Bitcoin Index	-29.78%	2.56%
S&P 500® Index	29.78%	20.15%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Neither Bloomberg nor Bloomberg's licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Key Fund Statistics

  Net Assets$438,265,195
  Number of Portfolio Holdings9
  Net Investment Advisory Fees$7,793,134
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
iShares Bitcoin Trust Long Swaps	114%
Fidelity Wise Origin Bitcoin Long Swaps	37%
CME Bitcoin Futures	49%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Bitcoin	200%

Largest Holdings

The Ultra Bitcoin ETF primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

Ultra Bitcoin ETF - BITU

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

BITU526

Ultra Ether ETF

ETHT - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Ultra Ether ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETHT	$62	0.94%

How Did the Fund Perform Last Year?

Ultra Ether ETF (the "Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Bloomberg Ethereum Index (the "Index"). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. The Index performance was driven by weakness in ether amid softer cryptocurrency sentiment, competition from alternative blockchain networks and continued volatility across digital assets. For the year ended May 31, 2026, the Fund had a total return of -69.00%. For the same period, the Index had a total return of -21.73% and a volatility of 67.85%. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked, expenses, transaction costs, and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Ultra Ether ETF : $673	Bloomberg Ethereum Index : $5,467	S&P 500® Index : $14,538
6/07/2024	10,000	10,000	10,000
6/30/2024	7,616.02	9,145	10,220
7/31/2024	6,872.8	8,846	10,345
8/31/2024	3,639.03	6,798	10,596
9/30/2024	3,744.56	7,037	10,823
10/31/2024	3,578.14	6,820	10,725
11/30/2024	6,806.65	9,751	11,354
12/31/2024	5,500.55	9,055	11,084
1/31/2025	4,997.11	8,995	11,392
2/28/2025	2,024.14	6,004	11,244
3/31/2025	1,279.97	4,961	10,611
4/30/2025	1,122.2	4,845	10,539
5/31/2025	2,169.74	6,984	11,202
6/30/2025	1,987.02	6,816	11,772
7/31/2025	4,138.78	10,140	12,036
8/31/2025	5,192.56	11,786	12,280
9/30/2025	4,609.36	11,270	12,728
10/31/2025	3,780.78	10,543	13,026
11/30/2025	2,140.19	8,286	13,058
12/31/2025	1,928.11	8,049	13,066
1/31/2026	1,479.07	7,260	13,256
2/28/2026	684	5,214	13,155
3/31/2026	771.57	5,678	12,500
4/30/2026	871.55	6,133	13,811
5/31/2026	672.57	5,467	14,538

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	Since Inception (6/7/24)
Ultra Ether ETF	-69.00%	-74.35%
Bloomberg Ethereum Index	-21.73%	-26.34%
S&P 500® Index	29.78%	20.85%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Neither Bloomberg nor Bloomberg's licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Key Fund Statistics

  Net Assets$199,226,564
  Number of Portfolio Holdings4
  Net Investment Advisory Fees$3,429,585
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
iShares Ethereum Trust Long Swaps	129%
CME Ether Futures	71%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Ether	200%

Largest Holdings

The Ultra Ether ETF primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

Ultra Ether ETF - ETHT

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

ETHT526

Ultra Solana ETF

SLON - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Ultra Solana ETF (the “Fund”) for the period of July 14, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investmentFootnote Reference †	Costs paid as a percentage of a $10,000 investment (Annualized)
SLON	$124	2.52%
Footnote	Description
Footnote †	Amount shown reflects the expenses of the Fund from inception date through May 31, 2026. Expenses would be higher if the Fund had been in operations for the full year.

How Did the Fund Perform Last Year?

Ultra Solana ETF (the "Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Bloomberg Solana Index (the "Index"). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. The Index performance was driven by weakness in Solana and other digital assets, reflecting lower crypto-market risk appetite, token-specific volatility and broader pressure on speculative assets. For the period ended May 31, 2026, the Fund had a total return of -88.01%. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Ultra Solana ETF : $1,199	Bloomberg Solana Index : $5,006	S&P 500® Index : $12,220
7/14/2025	10,000	10,000	10,000
7/31/2025	10,566.45	10,690	10,117
8/31/2025	12,991	12,400	10,322
9/30/2025	12,926.75	12,733	10,699
10/31/2025	9,724.28	11,496	10,949
11/30/2025	4,639.6	8,408	10,977
12/31/2025	3,559.72	7,557	10,983
1/31/2026	3,023.2	7,127	11,142
2/28/2026	1,291.34	4,969	11,058
3/31/2026	1,277.4	5,041	10,507
4/30/2026	1,261.07	5,068	11,609
5/31/2026	1,199.13	5,006	12,220

Cumulative Total Return

Table Summary
Fund/Index Name	Since Inception (7/14/25)
Ultra Solana ETF	-88.01%
Bloomberg Solana Index	-49.94%
S&P 500® Index	22.20%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

Bloomberg® is a trademark and service mark of Bloomberg Finance LP and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg; licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg's licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Key Fund Statistics

  Net Assets$18,773,804
  Number of Portfolio Holdings2
  Net Investment Advisory Fees$287,177
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
CME Solana Futures	148%
Coinbase Solana Futures	53%
Total	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Solana	201%

Largest Holdings

The Ultra Solana ETF primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

Ultra Solana ETF - SLON

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SLON526

Ultra XRP ETF

UXRP - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Ultra XRP ETF (the “Fund”) for the period of July 14, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investmentFootnote Reference †	Costs paid as a percentage of a $10,000 investment (Annualized)
UXRP	$116	2.43%
Footnote	Description
Footnote †	Amount shown reflects the expenses of the Fund from inception date through May 31, 2026. Expenses would be higher if the Fund had been in operations for the full year.

How Did the Fund Perform Last Year?

Ultra XRP ETF (the "Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Bloomberg XRP Index (the "Index"). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. The Index performance was driven by weakness in XRP and broader crypto assets, reflecting lower risk appetite, token-specific volatility and uncertainty regarding digital asset market momentum. For the period ended May 31, 2026, the Fund had a total return of -91.61%. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked, expenses, transaction costs, the volatility of the Fund’s index, and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Ultra XRP ETF : $839	Bloomberg XRP Index : $4,515	S&P 500® Index : $12,220
7/14/2025	10,000	10,000	10,000
7/31/2025	9,698.75	10,460	10,117
8/31/2025	7,359.63	9,647	10,322
9/30/2025	7,175.35	9,800	10,699
10/31/2025	5,173.35	8,704	10,949
11/30/2025	3,372.65	7,491	10,977
12/31/2025	2,262.07	6,246	10,983
1/31/2026	1,917.25	5,950	11,142
2/28/2026	975.01	4,631	11,058
3/31/2026	920.24	4,590	10,507
4/30/2026	935.54	4,689	11,609
5/31/2026	838.97	4,515	12,220

Cumulative Total Return

Table Summary
Fund/Index Name	Since Inception (7/14/25)
Ultra XRP ETF	-91.61%
Bloomberg XRP Index	-54.85%
S&P 500® Index	22.20%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

Bloomberg® is a trademark and service mark of Bloomberg Finance LP and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg; licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg's licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Key Fund Statistics

  Net Assets$38,645,557
  Number of Portfolio Holdings2
  Net Investment Advisory Fees$562,910
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
CME XRP Futures	138%
Coinbase XRP Futures	62%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
XRP	200%

Largest Holdings

The Ultra XRP ETF primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

Ultra XRP ETF - UXRP

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

UXRP526

UltraShort Bitcoin ETF

SBIT - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about UltraShort Bitcoin ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SBIT	$110	0.95%

How Did the Fund Perform Last Year?

UltraShort Bitcoin ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Bloomberg Bitcoin Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. The Index performance was driven by weakness in bitcoin amid softer cryptocurrency sentiment, profit-taking following prior-period gains and continued volatility across digital assets. For the year ended May 31, 2026, the Fund had a total return of 30.73%. For the same period, the Index had a total return of -29.78% and a volatility of 43.40%. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Fund’s Index), expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	UltraShort Bitcoin ETF : $2,444	Bloomberg Bitcoin Index : $10,562	S&P 500® Index : $14,864
4/01/2024	10,000	10,000	10,000
4/30/2024	13,071.5	8,542	9,611
5/31/2024	9,370.03	9,725	10,088
6/30/2024	11,553.4	8,639	10,450
7/31/2024	9,005.94	9,386	10,577
8/31/2024	9,753.37	8,448	10,834
9/30/2024	7,993.64	9,123	11,066
10/31/2024	6,328.74	10,084	10,965
11/30/2024	2,888.66	14,002	11,609
12/31/2024	2,955.86	13,430	11,333
1/31/2025	2,397.6	14,613	11,648
2/28/2025	3,371.59	12,088	11,496
3/31/2025	3,285.67	11,864	10,849
4/30/2025	2,349.58	13,524	10,775
5/31/2025	1,869.45	15,039	11,453
6/30/2025	1,736.97	15,466	12,036
7/31/2025	1,460.35	16,787	12,306
8/31/2025	1,659.39	15,573	12,556
9/30/2025	1,460.45	16,436	13,014
10/31/2025	1,533.72	15,788	13,318
11/30/2025	2,141.54	13,102	13,352
12/31/2025	2,219.48	12,564	13,360
1/31/2026	2,336.55	12,043	13,553
2/28/2026	3,305.97	9,426	13,450
3/31/2026	2,951.31	9,740	12,780
4/30/2026	2,281.88	10,980	14,121
5/31/2026	2,443.92	10,562	14,864

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	Since Inception (4/1/24)
UltraShort Bitcoin ETF	30.73%	-47.85%
Bloomberg Bitcoin Index	-29.78%	2.56%
S&P 500® Index	29.78%	20.15%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Neither Bloomberg nor Bloomberg's licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Key Fund Statistics

  Net Assets$201,363,944
  Number of Portfolio Holdings6
  Net Investment Advisory Fees$1,120,093
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Fidelity Wise Origin Bitcoin Short Swaps	(30)%
iShares Bitcoin Trust Short Swaps	(86)%
CME Bitcoin Futures	(84)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Bitcoin	200%

Largest Holdings

The UltraShort Bitcoin ETF primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

UltraShort Bitcoin ETF - SBIT

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

SBIT526

UltraShort Ether ETF

ETHD - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about UltraShort Ether ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETHD	$69	0.95%

How Did the Fund Perform Last Year?

UltraShort Ether ETF (the "Fund”) seeks investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Bloomberg Ethereum Index (the "Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. The Index performance was driven by weakness in ether amid softer cryptocurrency sentiment, competition from alternative blockchain networks and continued volatility across digital assets. For the year ended May 31, 2026, the Fund had a total return of -55.22%. For the same period, the Index had a total return of -21.73% and a volatility of 67.85%. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, including the performance of the reference assets to which any derivatives are linked, expenses, transaction costs, and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	UltraShort Ether ETF : $2,239	Bloomberg Ethereum Index : $5,467	S&P 500® Index : $14,538
6/07/2024	10,000	10,000	10,000
6/30/2024	12,290.03	9,145	10,220
7/31/2024	12,036.5	8,846	10,345
8/31/2024	17,022.15	6,798	10,596
9/30/2024	14,873.87	7,037	10,823
10/31/2024	14,374.92	6,820	10,725
11/30/2024	5,717.16	9,751	11,354
12/31/2024	6,068.76	9,055	11,084
1/31/2025	5,823.51	8,995	11,392
2/28/2025	11,257.56	6,004	11,244
3/31/2025	14,743.09	4,961	10,611
4/30/2025	12,781.09	4,845	10,539
5/31/2025	5,001.14	6,984	11,202
6/30/2025	4,855.01	6,816	11,772
7/31/2025	1,971.93	10,140	12,036
8/31/2025	1,217.36	11,786	12,280
9/30/2025	1,247.4	11,270	12,728
10/31/2025	1,279.6	10,543	13,026
11/30/2025	1,804.32	8,286	13,058
12/31/2025	1,684.38	8,049	13,066
1/31/2026	1,925.88	7,260	13,256
2/28/2026	2,923.99	5,214	13,155
3/31/2026	2,185.23	5,678	12,500
4/30/2026	1,806.46	6,133	13,811
5/31/2026	2,239.43	5,467	14,538

Average Annual Total Return

Table Summary
Fund/Index Name	1 Year	Since Inception (6/7/24)
UltraShort Ether ETF	-55.22%	-52.97%
Bloomberg Ethereum Index	-21.73%	-26.34%
S&P 500® Index	29.78%	20.85%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Neither Bloomberg nor Bloomberg's licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Key Fund Statistics

  Net Assets$88,496,094
  Number of Portfolio Holdings4
  Net Investment Advisory Fees$690,020
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
iShares Ethereum Trust Short Swaps	(98)%
CME Ether Futures	(101)%
Total	(199)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Ether	199%

Largest Holdings

The UltraShort Ether ETF primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

UltraShort Ether ETF - ETHD

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

ETHD526

Ultra COIN

COIA - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Ultra COIN (the “Fund”) for the period of September 8, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investmentFootnote Reference †	Costs paid as a percentage of a $10,000 investment (Annualized)
COIA	$43	0.95%
Footnote	Description
Footnote †	Amount shown reflects the expenses of the Fund from inception date through May 31, 2026. Expenses would be higher if the Fund had been in operations for the full year.

How Did the Fund Perform Last Year?

Ultra COIN (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Class A common shares of Coinbase Global, Inc. (“COIN”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the period ended May 31, 2026, the Fund had a total return of -76.36% and an average daily statistical correlation of over 0.99 to twice that of the return of COIN. For the same period, COIN had a total return of -37.45% and a volatility of 69.93%. The performance of COIN was driven by weakness in crypto-linked equities, reflecting pressure on digital asset prices, lower risk appetite and investor concerns regarding trading activity and profitability. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, expenses, transaction costs, the volatility of COIN (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Ultra COIN : $2,364	Nasdaq: COIN : $6,254	S&P 500® Index : $11,769
9/8/2025	10,000	10,000	10,000
9/30/2025	12,113.11	11,167.77	10,304.172074
10/31/2025	11,919.04	11,375.49	10,545.289701
11/30/2025	7,062.52	9,027.59	10,571.652925
12/31/2025	4,688.92	7,482.97	10,577.995917
1/31/2026	3,328.99	6,443.58	10,731.376858
2/28/2026	2,410.89	5,818.56	10,649.818394
3/31/2026	2,218.52	5,777.25	10,119.457438
4/30/2026	2,451.83	6,212.85	11,180.988523
5/31/2026	2,364.24	6,254.48	11,769.108519

Cumulative Total Return

Table Summary
Fund/Index Name	Since Inception (9/8/25)
Ultra COIN	-76.36%
Nasdaq: COIN	-37.45%
S&P 500® Index	17.70%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

Key Fund Statistics

  Net Assets$1,906,916
  Number of Portfolio Holdings5
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Coinbase Global, Inc. (COIN) Long Swaps	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Financials	100%

Holdings

The Ultra COIN primarily invests in non-equity securities, which may include: swap agreements, repurchase agreements and U.S. Government securities.

Ultra COIN - COIA

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

COIA526

Ultra CRCL

CRCA - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Ultra CRCL (the “Fund”) for the period of August 6, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investmentFootnote Reference †	Costs paid as a percentage of a $10,000 investment (Annualized)
CRCA	$46	0.95%
Footnote	Description
Footnote †	Amount shown reflects the expenses of the Fund from inception date through May 31, 2026. Expenses would be higher if the Fund had been in operations for the full year.

How Did the Fund Perform Last Year?

Ultra CRCL (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Class A common shares of Circle Internet Group, Inc. (“CRCL”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the period ended May 31, 2026, the Fund had a total return of -80.59% and an average daily statistical correlation of over 0.99 to twice that of the return of CRCL. For the same period, CRCL had a total return of -30.12% and a volatility of 96.17%. The performance of CRCL was driven by weakness and volatility in the broader crypto market, as well as evolving regulatory and interest-rate expectations. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, expenses, transaction costs, the volatility of CRCL (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Ultra CRCL : $1,941	NYSE: CRCL : $6,988	S&P 500® Index : $12,067
8/6/2025	10,000	10,000	10,000
8/31/2025	6,280.88	8,161.52	10,192.617358
9/30/2025	5,848.41	8,198.25	10,564.647892
10/31/2025	4,919.58	7,852.28	10,811.860653
11/30/2025	1,759.76	4,943.01	10,838.890304
12/31/2025	1,617.39	4,903.96	10,845.393638
1/31/2026	994.34	3,953.58	11,002.651846
2/28/2026	1,472.74	5,160.21	10,919.031692
3/31/2026	1,670.73	5,900.7	10,375.263914
4/30/2026	1,403.39	5,620.41	11,463.629098
5/31/2026	1,940.76	6,988.42	12,066.615989

Cumulative Total Return

Table Summary
Fund/Index Name	Since Inception (8/6/25)
Ultra CRCL	-80.59%
NYSE: CRCL	-30.12%
S&P 500® Index	20.67%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

Key Fund Statistics

  Net Assets$227,541,502
  Number of Portfolio Holdings8
  Net Investment Advisory Fees$788,816
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Circle Internet Group Long Swaps	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Information Technology	100%

Holdings

The Ultra CRCL primarily invests in non-equity securities, which may include: swap agreements, repurchase agreements and U.S. Government securities.

Ultra CRCL - CRCA

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

CRCA526

Ultra NVDA

NVDB - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Ultra NVDA (the “Fund”) for the period of September 8, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investmentFootnote Reference †	Costs paid as a percentage of a $10,000 investment (Annualized)
NVDB	$80	0.95%
Footnote	Description
Footnote †	Amount shown reflects the expenses of the Fund from inception date through May 31, 2026. Expenses would be higher if the Fund had been in operations for the full year.

How Did the Fund Perform Last Year?

Ultra NVDA (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the common stock of NVIDIA Corporation (“NVDA”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the period ended May 31, 2026, the Fund had a total return of 30.62% and an average daily statistical correlation of over 0.99 to twice that of the return of NVDA. For the same period, NVDA had a total return of 25.47% and a volatility of 35.98%. The performance of NVDA was driven by continued investor enthusiasm for artificial intelligence infrastructure and strong demand for advanced semiconductors, partly offset by valuation and competition concerns. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, expenses, transaction costs, the volatility of NVDA (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Ultra NVDA : $13,062	Nasdaq: NVDA : $12,547	S&P 500® Index : $11,769
9/8/2025	10,000	10,000	10,000
9/30/2025	12,097.5	11,086.12	10,304.172074
10/31/2025	13,916.74	12,031.76	10,545.289701
11/30/2025	10,373.45	10,516.96	10,571.652925
12/31/2025	11,302.69	11,081.72	10,577.995917
1/31/2026	11,683.67	11,356.55	10,731.376858
2/28/2026	9,784.24	10,528.66	10,649.818394
3/31/2026	9,274.07	10,363.36	10,119.457438
4/30/2026	11,908.07	11,858.79	11,180.988523
5/31/2026	13,062.12	12,546.6	11,769.108519

Cumulative Total Return

Table Summary
Fund/Index Name	Since Inception (9/8/25)
Ultra NVDA	30.62%
Nasdaq: NVDA	25.47%
S&P 500® Index	17.70%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

Key Fund Statistics

  Net Assets$12,590,336
  Number of Portfolio Holdings4
  Net Investment Advisory Fees$5,285
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
NVIDIA Corp. (NVDA) Long Swaps	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Information Technology	100%

Holdings

The Ultra NVDA primarily invests in non-equity securities, which may include: swap agreements, repurchase agreements and U.S. Government securities.

Ultra NVDA - NVDB

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

NVDB526

Ultra PLTR

PLTA - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Ultra PLTR (the “Fund”) for the period of September 8, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investmentFootnote Reference †	Costs paid as a percentage of a $10,000 investment (Annualized)
PLTA	$60	0.95%
Footnote	Description
Footnote †	Amount shown reflects the expenses of the Fund from inception date through May 31, 2026. Expenses would be higher if the Fund had been in operations for the full year.

How Did the Fund Perform Last Year?

Ultra PLTR (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Class A common stock of Palantir Technologies Inc. (“PLTR”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the period ended May 31, 2026, the Fund had a total return of -26.00% and an average daily statistical correlation of over 0.99 to twice that of the return of PLTR. For the same period, PLTR had a total return of 0.28% and a volatility of 52.70%. The performance of PLTR was relatively flat, as optimism regarding artificial intelligence-related software demand was offset by valuation sensitivity and shifts in investor risk appetite. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, expenses, transaction costs, the volatility of PLTR (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Ultra PLTR : $7,400	Nasdaq: PLTR : $10,029	S&P 500® Index : $11,769
9/8/2025	10,000	10,000	10,000
9/30/2025	13,413.16	11,686.1	10,304.172074
10/31/2025	15,696.23	12,841.85	10,545.289701
11/30/2025	10,573.63	10,791.01	10,571.652925
12/31/2025	11,481.42	11,386.67	10,577.995917
1/31/2026	7,596.14	9,390.59	10,731.376858
2/28/2026	6,317.14	8,788.65	10,649.818394
3/31/2026	6,943.4	9,371.34	10,119.457438
4/30/2026	6,058.83	8,912.15	11,180.988523
5/31/2026	7,400.46	10,028.84	11,769.108519

Cumulative Total Return

Table Summary
Fund/Index Name	Since Inception (9/8/25)
Ultra PLTR	-26.00%
Nasdaq: PLTR	0.28%
S&P 500® Index	17.70%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

Key Fund Statistics

  Net Assets$9,496,637
  Number of Portfolio Holdings6
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Palantir Technologies, Inc. (PLTR) Long Swaps	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Information Technology	100%

Holdings

The Ultra PLTR primarily invests in non-equity securities, which may include: swap agreements, repurchase agreements and U.S. Government securities.

Ultra PLTR - PLTA

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

PLTA526

Ultra TSLA

TSLI - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about Ultra TSLA (the “Fund”) for the period of September 8, 2025 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investmentFootnote Reference †	Costs paid as a percentage of a $10,000 investment (Annualized)
TSLI	$78	0.95%
Footnote	Description
Footnote †	Amount shown reflects the expenses of the Fund from inception date through May 31, 2026. Expenses would be higher if the Fund had been in operations for the full year.

How Did the Fund Perform Last Year?

Ultra TSLA (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the common stock of Tesla, Inc. (“TSLA”). The Fund invests in ﬁnancial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the period ended May 31, 2026, the Fund had a total return of 25.69% and an average daily statistical correlation of over 0.99 to twice that of the return of TSLA. For the same period, TSLA had a total return of 25.81% and a volatility of 42.92%. The performance of TSLA was driven by investor optimism regarding electric vehicle demand, autonomous driving and technology initiatives, partly offset by competitive pressures and valuation sensitivity. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, ﬁnancing rates paid or earned, expenses, transaction costs, the volatility of TSLA (and its impact on compounding), and other miscellaneous factors.

Value Based on a $10,000 Investment

Table Summary
	Ultra TSLA : $12,569	Nasdaq: TSLA : $12,581	S&P 500® Index : $11,769
9/8/2025	10,000	10,000	10,000
9/30/2025	16,067.31	12,838.34	10,304.172074
10/31/2025	16,329.67	13,179.84	10,545.289701
11/30/2025	14,045.1	12,418.04	10,571.652925
12/31/2025	15,001.63	12,981.82	10,577.995917
1/31/2026	13,423.85	12,424.9	10,731.376858
2/28/2026	11,526.28	11,619.77	10,649.818394
3/31/2026	9,602.84	10,732.02	10,119.457438
4/30/2026	9,861.92	11,017.49	11,180.988523
5/31/2026	12,568.59	12,580.87	11,769.108519

Cumulative Total Return

Table Summary
Fund/Index Name	Since Inception (9/8/25)
Ultra TSLA	25.69%
Nasdaq: TSLA	25.81%
S&P 500® Index	17.70%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

Key Fund Statistics

  Net Assets$5,928,366
  Number of Portfolio Holdings6
  Net Investment Advisory Fees$-
  Portfolio Turnover Rate-%

Market Exposure

Table Summary
Investment Type	% of Net Assets
Tesla, Inc. (TSLA) Long Swaps	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Consumer Discretionary	100%

Holdings

The Ultra TSLA primarily invests in non-equity securities, which may include: swap agreements, repurchase agreements and U.S. Government securities.

Ultra TSLA - TSLI

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

TSLI526

GENIUS Money Market ETF

IQMM - NYSE Arca

Annual Shareholder Report  — May 31, 2026

This annual shareholder report contains important information about GENIUS Money Market ETF (the “Fund”) for the period of February 17, 2026 to May 31, 2026. You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investmentFootnote Reference †	Costs paid as a percentage of a $10,000 investment (Annualized)
IQMM	$4	0.15%
Footnote	Description
Footnote †	Amount shown reflects the expenses of the Fund from inception date through May 31, 2026. Expenses would be higher if the Fund had been in operations for the full year.

How Did the Fund Perform Last Year?

GENIUS Money Market ETF (the “Fund”) seeks current income consistent with liquidity and preservation of capital. The Fund intends to operate as a “government money market fund” pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, and as a permissible reserve investment for payment stablecoin issuers under the Guiding and Establishing National Innovation for U.S. Stablecoins Act of 2025 (“GENIUS Act”). Performance was in line with Treasury bills. For the period ended May 31, 2026, the Fund had a total return of 1.00%. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs,  and other miscellaneous factors.

Cumulative Total Return

Table Summary
Fund/Index Name	Since Inception (2/17/26)
GENIUS Money Market ETF	1.00%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance current to the most recent month please visit www.ProShares.com/.

Key Fund Statistics

  Net Assets$21,990,103,654
  Number of Portfolio Holdings13
  Net Investment Advisory Fees$8,978,276
  Portfolio Turnover Rate-%

Largest Holdings

Table Summary
Holdings	% of Net Assets
U.S. Treasury Bills	99.9%

GENIUS Money Market ETF - IQMM

Annual Shareholder Report  — May 31, 2026

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.proshares.com or by calling ProShares Trust at 866-776-5125.

IQMM526

(b)           Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not applicable.
Item 2. Code of Ethics.
As of the end of the period, May 31, 2026, the registrant has adopted a Code of Ethics (the “Code”), as defined in Item 2 of Form N-CSR, that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 19(a)(1). There were no material amendments to the Code during the period covered by the report. There were no waivers to the code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.
The Board of Trustees has determined that William D. Fertig and Michael C. Wachs, who are “independent” for purposes of this Item 3 of Form N-CSR and serve on the Registrant’s Audit Committee, are audit committee financial experts.
Item 4. Principal Accountant Fees and Services.
(a)           Audit Fees
For the fiscal year ended May 31, 2026, PricewaterhouseCoopers LLP (“PwC”), the Fund’s independent registered public accounting firm, billed the Funds aggregate fees of $2,366,614 for professional services rendered for the audit of the Funds’ annual financial statements included in the Funds’ annual report to shareholders.
For the fiscal year ended May 31, 2025, PricewaterhouseCoopers LLP (“PwC”), the Fund’s independent registered public accounting firm, billed the Funds aggregate fees of $2,056,662 for professional services rendered for the audit of the Funds’ annual financial statements included in the Funds’ annual report to shareholders.
(b)           Audit-Related Fees
For the fiscal year ended May 31, 2026, PwC did not bill the Funds any fees for assurances and related services that are reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under the section Audit Fees above.
For the fiscal year ended May 31, 2025, PwC did not bill the Funds any fees for assurances and related services that are reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under the section Audit Fees above.
(c)           Tax Fees
For the fiscal year ended May 31, 2026, PwC billed the Funds aggregate fees of $1,217,722 for professional services rendered for tax compliance, tax advice and tax planning. The nature of the services comprising the Tax Fees was the preparation of the Funds’ federal and state income tax returns, preparation of tax returns for certain foreign jurisdictions, excise tax calculations and returns and review of the Funds’ calculations of capital gain and income distributions.
For the fiscal year ended May 31, 2025, PwC billed the Funds aggregate fees of $1,068,764 for professional services rendered for tax compliance, tax advice and tax planning. The nature of the services comprising the Tax Fees was the preparation of the Funds’ federal and state income tax returns, preparation of tax returns for certain foreign jurisdictions, excise tax calculations and returns and review of the Funds’ calculations of capital gain and income distributions.
(d)           All Other Fees
For the fiscal year ended May 31, 2026, PwC did not bill the Funds any fees for products and services other than those disclosed above.
For the fiscal year ended May 31, 2025, PwC did not bill the Funds any fees for products and services other than those disclosed above.
(e)(1)
The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Trust and certain non-audit services to be rendered by the Auditor to the Advisor which require pre-approval by the Audit Committee. In connection with such preapprovals, the Auditor, or a Trust officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.
The Trust will use a combination of the approaches for pre-approving proposed services: (1) the proposed service may be specifically pre-approved by the Audit Committee (“specific pre-approval”), or (2) the proposed service may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”). Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee. Additionally, any proposed services exceeding pre-approved cost levels will also require specific pre-approval by the Audit Committee.
(e)(2)
For the fiscal years ended May 31, 2026 and May 31, 2025, the Funds’ Audit Committee did not waive the pre-approval requirement of any non-audit services to be provided to the Funds by PwC.
(f)            Not applicable.
(g)
For the fiscal year ended May 31, 2026, PwC billed aggregate non-audit fees to the Funds of $1,217,722 as disclosed in Items 4(b), 4(c) and 4(d) above. During this period, PwC did not provide any services to the Funds’ investment adviser, ProShare Advisors LLC.
For the fiscal year ended May 31, 2025, PwC billed aggregate non-audit fees to the Funds of $1,068,764 as disclosed in Items 4(b), 4(c) and 4(d) above. During this period, PwC did not provide any services to the Funds’ investment adviser, ProShare Advisors LLC.
(h)           Not applicable.
(i)            Not applicable.
(j)            Not applicable.
Item 5. Audit Committee of Listed Registrants.
(a)           The registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act of 1934 and has a separately-designated audit committee established in accordance with Section 3(s)(58)(A) of the Exchange Act of 1934. The registrant’s audit committee members are Michael C. Wachs, Russell S. Reynolds, III and William D. Fertig.

(b)           Not applicable.
Item 6. Investments
(a)           Schedule I – Investments in securities of unaffiliated issuers are included in item 7
(b)           Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.
Not applicable.
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
(a)           Annual financial statements are included below.
PROSHARES TRUST
Distributor: SEI Investments Distribution Co.
Annual Financial
Statements and
Additional Information
MAY 31, 2026
Big Data Refiners ETF
DAT
Decline of the Retail Store ETF
EMTY
DJ Brookfield Global Infrastructure ETF
TOLZ
Equities for Rising Rates ETF
EQRR
Global Listed Private Equity ETF
PEX
Hedge Replication ETF
HDG
High Yield-Interest Rate Hedged
HYHG
Inflation Expectations ETF
RINF
Investment Grade-Interest Rate Hedged
IGHG
K-1 Free Crude Oil ETF*
OILK
Large Cap Core Plus
CSM
Long Online/Short Stores ETF
CLIX
Merger ETF
MRGR
Metaverse ETF
VERS
MSCI EAFE Dividend Growers ETF
EFAD
MSCI Emerging Markets Dividend Growers ETF
EMDV
MSCI Europe Dividend Growers ETF
EUDV
MSCI Transformational Changes ETF
ANEW
Nanotechnology ETF
TINY
Nasdaq-100 Dorsey Wright Momentum ETF
QQQA
Nasdaq-100 Dynamic Buffer ETF
QB
Nasdaq-100 High Income ETF
IQQQ
On-Demand ETF
OND
Online Retail ETF
ONLN
Pet Care ETF
PAWZ
Russell 2000 Dividend Growers ETF
SMDV
Russell 2000 Dynamic Buffer ETF
RB
Russell 2000 High Income ETF
ITWO
Russell U.S. Dividend Growers ETF
TMDV
S&P 500
®
Buyback Aristocrats ETF
BUYB
S&P 500
®
Dividend Aristocrats ETF
NOBL
S&P 500
®
Dynamic Buffer ETF
FB
S&P 500
®
Ex-Energy ETF
SPXE
S&P 500
®
Ex-Financials ETF
SPXN
S&P 500
®
Ex-Health Care ETF
SPXV
S&P 500
®
Ex-Technology ETF
SPXT
S&P 500
®
High Income ETF
ISPY
S&P Global Core Battery Metals ETF
ION
S&P Kensho Cleantech ETF
CTEX
S&P Kensho Smart Factories ETF
MAKX
S&P MidCap 400
®
Dividend Aristocrats ETF
REGL
S&P Technology Dividend Aristocrats ETF
TDV
Smart Materials ETF
TINT
Supply Chain Logistics ETF
SUPL
* The K-1 Free Crude Oil ETF fund is consolidated with Cayman Crude Oil Strategy Portfolio.

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1 Schedule of Portfolio Investments
195 Statements of Assets and Liabilities
205 Statements of Operations
215 Statements of Changes in Net Assets
231 Financial Highlights
255 Notes to Financial Statements
283 Report of Independent Registered Public Accounting Firm
284 Miscellaneous Information
285 Form N-CSR – Items 8-11

SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2026 :: 1
PROSHARES TRUST
SCHEDULE OF PORTFOLIO INVESTMENTS

BIG DATA REFINERS ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

DAT
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .9%
Electronic Equipment, Instruments & Components — 7.4%
Vusion(a) 995 $ 155,749
Zebra Technologies Corp.,
Class
a
A* 1,040 253,375
409,124
Hotels, Restaurants & Leisure — 2.3%
Genius Sports Ltd.* 22,017 129,020
IT Services — 9.6%
MongoDB, Inc., Class
a
A* 673 225,825
Snowflake, Inc., Class
a
A* 1,204 307,682
533,507
Professional Services — 5.7%
Innodata, Inc.* 3,037 318,824
Software — 74.9%
AvePoint, Inc.* 13,518 147,481
Braze, Inc., Class
a
A* 7,892 202,272
Cellebrite DI Ltd.* 11,457 168,762
Cognyte Software Ltd.* 6,038 69,860
Commvault Systems, Inc.* 2,277 270,394
Datadog, Inc., Class
a
A* 1,819 449,930
Dynatrace, Inc.* 6,198 263,973
Elastic NV* 3,689 238,678
Enghouse Systems Ltd. 4,280 55,912
Five9, Inc.* 7,635 185,912
I3 Verticals, Inc., Class
a
A* 2,276 46,339
InterDigital, Inc. 776 195,622
Investments
Shares Value
Common Stocks (continued)
Nice Ltd.* 2,605 $ 231,073
Nutanix, Inc., Class
a
A* 5,822 303,151
Palantir Technologies, Inc.,
Class
a
A* 1,516 237,315
Red Violet, Inc.* 1,138 64,684
Rubrik, Inc., Class
a
A* 3,194 251,144
Strategy, Inc., Class
a
A* 1,539 244,839
Teradata Corp.* 9,136 311,081
Tyler Technologies, Inc.* 587 183,819
Weave Communications, Inc.* 6,789 40,870
4,163,111
Total Common Stocks
(Cost $5,865,105)
5,553,586
Total Investments — 99.9%
(Cost $5,865,105) 5,553,586
Other assets less liabilities — 0.1% 3,193
Net Assets — 100.0% $ 5,556,779
* Non-income producing security.
(a) The security or a portion of this security is on loan at May 31,
2026. The total value of securities on loan at May 31, 2026
was $154,339, collateralized in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.13% – 6.25%, and maturity dates ranging from July 31, 2026 – August 15,
2055. The total value of collateral is $164,039.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 919,926
Aggregate gross unrealized depreciation (1,239,107)
Net unrealized depreciation $ (319,181)
Federal income tax cost $ 5,872,767
Big Data Refiners ETF invested, as a percentage of net assets, in the following countries as of May 31, 2026:
United States 85 .4%
Israel 8 .4%
France 2 .8%
United Kingdom 2 .3%
Canada 1 .0%
Other
a
0 .1%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

MAY 31, 2026 :: DECLINE OF THE RETAIL STORE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EMTY
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 81 .5%
Repurchase Agreements (a) — 81 .5%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $2,453,562
(Cost $2,452,826) $ 2,452,826
$ 2,452,826
Total Investments — 81.5%
(Cost $2,452,826) 2,452,826
Other assets less liabilities — 18.5% 555,554
Net Assets — 100.0% $ 3,008,380
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 42,107
Aggregate gross unrealized depreciation (163,892)
Net unrealized depreciation $ (121,785)
Federal income tax cost $ 2,452,826
Swap Agreements
a
Decline of the Retail Store ETF had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(1,666,579) 3/8/2027 BNP Paribas (3.97)%
Solactive-ProShares
Bricks and Mortar
Retail Store Index (151,893) — 151,893 —
(206,043) 11/6/2026
Goldman Sachs
International (3.37)%
Solactive-ProShares
Bricks and Mortar
Retail Store Index (4,758) — 4,758 —
(483,198) 11/6/2026
Societe
Generale (3.37)%
Solactive-ProShares
Bricks and Mortar
Retail Store Index (7,241) — 7,241 —
(650,950) 11/15/2027 UBS AG (4.02)%
Solactive-ProShares
Bricks and Mortar
Retail Store Index 42,107 — — 42,107
(3,006,770) (121,785)
Total Unrealized
Appreciation
42,107
Total Unrealized
Depreciation
(163,892)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

DJ BROOKFIELD GLOBAL INFRASTRUCTURE ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TOLZ
::
See accompanying notes to the financial statements.
Investments Shares Value
Common Stocks — 91 .1%
Construction & Engineering — 6.6%
Ferrovial NV 52,418 $ 3,588,939
Vinci SA 54,159 7,899,541
11,488,480
Diversified Telecommunication Services — 1.9%
Cellnex Telecom SA(a) 61,445 2,065,514
China Tower Corp. Ltd.,
Class
a
H(a) 505,862 640,324
Helios Towers plc* 91,469 288,983
Infrastrutture Wireless Italiane
SpA(a)(b) 34,698 270,351
RAI Way SpA(a) 10,155 66,923
3,332,095
Electric Utilities — 10.6%
Edison International 30,671 2,145,130
Elia Group SA/NV 5,462 849,238
Eversource Energy 29,906 2,041,683
Exelon Corp. 81,535 3,721,257
Fortis, Inc. 54,914 3,037,567
Hydro One Ltd.(a) 34,456 1,417,078
PG&E Corp. 175,200 2,862,768
Redeia Corp. SA 44,023 756,362
Terna - Rete Elettrica Nazionale 152,634 1,753,974
18,585,057
Gas Utilities — 8.5%
APA Group 141,699 1,026,609
Atmos Energy Corp. 13,187 2,230,317
Beijing Enterprises Holdings
Ltd. 51,743 203,489
Brookfield Infrastructure Corp.,
Class
a
A(b) 9,610 399,103
Chesapeake Utilities Corp. 1,889 232,951
China Gas Holdings Ltd. 311,090 275,090
China Resources Gas Group
Ltd. 97,682 229,220
Enagas SA 25,579 507,798
ENN Energy Holdings Ltd. 79,747 558,653
Hong Kong & China Gas Co.
Ltd. 1,173,265 1,073,423
Italgas SpA 67,147 788,293
Kunlun Energy Co. Ltd. 410,472 375,018
Naturgy Energy Group SA 52,475 1,746,843
New Jersey Resources Corp. 8,022 443,216
Northwest Natural Holding Co. 3,316 160,793
ONE Gas, Inc. 4,781 371,675
Snam SpA 222,402 1,625,461
Southwest Gas Holdings, Inc. 5,109 440,447
Spire, Inc. 4,706 387,116
Toho Gas Co. Ltd. 38,268 295,543
Tokyo Gas Co. Ltd. 34,559 1,384,400
Towngas Smart Energy Co.
Ltd.(b) 115,686 48,566
14,804,024
Investments Shares Value
Common Stocks (continued)
Media — 0.4%
Eutelsat Communications
SACA* 58,668 $ 272,011
SES SA, Class
a
A, ADR 36,191 398,703
670,714
Multi-Utilities — 14.9%
ACEA SpA 4,517 119,914
CenterPoint Energy, Inc. 52,040 2,199,210
Consolidated Edison, Inc. 28,770 3,038,975
E.ON SE 240,151 5,098,041
National Grid plc 538,088 8,663,108
NiSource, Inc. 38,144 1,763,016
Northwestern Energy Group,
Inc. 4,889 345,212
Sempra 52,025 4,636,988
Unitil Corp. 1,516 75,846
25,940,310
Oil, Gas & Consumable Fuels — 30.0%
Antero Midstream Corp. 26,535 556,174
Cheniere Energy, Inc. 17,156 3,857,698
DT Midstream, Inc. 8,141 1,139,577
Enbridge, Inc. 236,156 12,956,762
Friedrich Vorwerk Group SE 673 51,613
Gibson Energy, Inc. 18,464 381,025
Hess Midstream LP, Class
a
A 10,304 386,400
Keyera Corp.(b) 24,854 1,031,009
Kinder Morgan, Inc. 156,055 4,850,189
Koninklijke Vopak NV 6,135 327,452
ONEOK, Inc. 50,156 4,210,095
Pembina Pipeline Corp. 62,897 2,933,961
South Bow Corp. 22,580 812,366
Targa Resources Corp. 17,110 4,364,248
TC Energy Corp. 112,633 7,504,782
Williams Cos., Inc. (The) 97,343 6,949,317
52,312,668
Specialized REITs — 6.8%
American Tower Corp., REIT 37,316 6,976,599
Crown Castle, Inc., REIT 34,712 3,176,148
SBA Communications Corp.,
Class
a
A, REIT 8,493 1,725,438
11,878,185
Transportation Infrastructure — 7.0%
Aena SME SA(a) 79,735 2,315,772
Aeroports de Paris SA(b) 4,187 561,627
Anhui Expressway Co. Ltd.,
Class
a
H 40,851 84,497
Atlas Arteria Ltd. 106,341 376,813
Auckland International Airport
Ltd. 183,763 910,084
Beijing Capital International
Airport Co. Ltd., Class
a
H* 191,090 41,696
China Merchants Port Holdings
Co. Ltd. 127,229 249,851
Corp. America Airports SA* 2,473 65,782
COSCO SHIPPING Ports Ltd. 150,018 95,330

See accompanying notes to the financial statements.
MAY 31, 2026 :: DJ BROOKFIELD GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TOLZ
::
Investments Shares Value
Common Stocks (continued)
Flughafen Zurich AG
(Registered) 2,064 $ 626,696
Fraport AG Frankfurt Airport
Services Worldwide 3,411 286,657
Getlink SE 33,933 742,510
Grupo Aeroportuario del Centro
Norte SAB de CV, ADR 2,694 270,262
Grupo Aeroportuario del
Pacifico SAB de CV, ADR 3,270 772,701
Grupo Aeroportuario del
Sureste SAB de CV, ADR 1,372 406,661
Hutchison Port Holdings Trust,
Class
a
U 546,872 112,109
Japan Airport Terminal Co. Ltd. 10,078 305,760
Jiangsu Expressway Co. Ltd.,
Class
a
H(b) 132,268 177,215
Shenzhen Expressway Corp.
Ltd., Class
a
H 61,561 54,123
Transurban Group 337,142 3,629,966
Westshore Terminals
Investment Corp. 3,417 104,717
12,190,829
Water Utilities — 4.4%
American States Water Co. 3,093 238,996
American Water Works Co., Inc. 15,558 1,917,835
Beijing Enterprises Water Group
Ltd. 445,849 154,744
California Water Service Group 4,761 214,721
China Water Affairs Group Ltd. 77,742 47,318
Cia de Saneamento Basico
do Estado de Sao Paulo
SABESP, ADR(b) 189,157 1,044,147
Consolidated Water Co. Ltd. 1,274 38,449
Essential Utilities, Inc. 22,672 836,370
H2O America(b) 2,985 172,623
Pennon Group plc 50,848 353,341
Severn Trent plc 28,727 1,148,994
United Utilities Group plc 80,407 1,455,338
7,622,876
Total Common Stocks
(Cost $148,353,636)
158,825,238
Master Limited Partnerships — 7 .9%
Multi-Utilities — 0.4%
Brookfield Infrastructure
Partners LP 18,069 705,414
Oil, Gas & Consumable Fuels — 7.5%
Cheniere Energy Partners LP 3,094 182,763
Energy Transfer LP 251,782 4,826,661
Enterprise Products Partners LP 115,534 4,250,496
Genesis Energy LP 8,900 133,767
MPLX LP 29,996 1,639,281
Plains All American Pipeline LP 37,301 836,661
Plains GP Holdings LP Class A 15,754 383,610
Western Midstream Partners LP 19,265 825,891
13,079,130
Total Master Limited Partnerships
(Cost $9,839,865)
13,784,544
Investments Shares Value
Closed End Funds — 0 .4%
Capital Markets — 0.4%
3i Infrastructure plc 70,548 $ 351,526
Hicl Infrastructure plc 205,076 369,523
Total Closed End Funds
(Cost $720,219)
721,049
Securities Lending Reinvestments (c) — 0 .6%
Investment Companies — 0 .6%
Invesco Government & Agency Portfolio,
Institutional Class 3.55% (d)
(Cost $1,067,985) 1,067,985 1,067,985
Principal
Amount
Short-Term Investments — 0 .3%
Repurchase Agreements (e) — 0 .3%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $476,289
(Cost $476,147) $ 476,147
476,147
Total Investments — 100.3%
(Cost $160,457,852) 174,874,963
Liabilities in excess of other assets — (0.3%) (587,798)
Net Assets — 100.0% $ 174,287,165
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b) The security or a portion of this security is on loan at May 31,
2026. The total value of securities on loan at May 31, 2026
was $3,165,056, collateralized in the form of cash with a value of $1,067,985 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule
of Portfolio Investments and $2,327,839 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 5.25%, and maturity dates ranging from
June 4, 2026 – August 15, 2055. The total value of collateral is
$3,395,824.
(c) The security was purchased with cash collateral held from securities on loan at May 31, 2026. The total value of securities purchased was $1,067,985.
(d) Rate shown is the 7-day yield as of May 31, 2026.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt
REIT Real Estate Investment Trust

See accompanying notes to the financial statements.
DJ BROOKFIELD GLOBAL INFRASTRUCTURE ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TOLZ
::
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 24,752,044
Aggregate gross unrealized depreciation (9,628,318)
Net unrealized appreciation $ 15,123,726
Federal income tax cost $ 159,751,237
DJ Brookfield Global Infrastructure ETF invested, as a percentage of net assets, in the following countries as of May 31, 2026:
United States 47 .0%
Canada 18 .0%
United Kingdom 7 .2%
Spain 6 .3%
France 5 .4%
Germany 3 .1%
Australia 2 .9%
Italy 2 .7%
China 1 .4%
Japan 1 .1%
Hong Kong 1 .0%
Mexico 0 .8%
Brazil 0 .6%
New Zealand 0 .5%
Belgium 0 .5%
Switzerland 0 .4%
Luxembourg 0 .2%
Netherlands 0 .2%
Singapore 0 .1%
Other
a
0 .6%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

MAY 31, 2026 :: EQUITIES FOR RISING RATES ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EQRR
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .6%
Banks — 7.5%
Citigroup, Inc. 10,146 $ 1,277,381
First Citizens BancShares, Inc.,
Class
a
A 587 1,168,429
JPMorgan Chase & Co. 3,855 1,153,840
Wells Fargo & Co. 14,110 1,094,090
4,693,740
Broadline Retail — 1.8%
Amazon.com, Inc.* 4,101 1,109,895
Capital Markets — 9.6%
Ameriprise Financial, Inc. 2,495 1,112,046
Ares Management Corp.,
Class
a
A 10,246 1,316,611
Interactive Brokers Group, Inc.,
Class
a
A 16,975 1,476,316
LPL Financial Holdings, Inc. 3,676 1,006,379
Raymond James Financial, Inc. 7,714 1,106,265
6,017,617
Communications Equipment — 4.8%
Arista Networks, Inc.* 4,510 719,210
Ciena Corp.* 1,359 788,532
Cisco Systems, Inc. 6,822 821,505
Lumentum Holdings, Inc.* 781 667,724
2,996,971
Diversified Telecommunication Services — 3.6%
AST SpaceMobile, Inc.,
Class
a
A(a) 6,925 785,364
AT&T, Inc. 18,712 464,058
Comcast Corp., Class
a
A 19,232 478,300
Verizon Communications, Inc. 10,820 517,304
2,245,026
Energy Equipment & Services — 5.1%
Baker Hughes Co., Class
a
A 25,850 1,651,298
Halliburton Co. 40,430 1,570,706
3,222,004
Entertainment — 1.4%
Walt Disney Co. (The) 8,845 900,686
Financial Services — 2.0%
Apollo Global Management, Inc. 10,052 1,293,793
Ground Transportation — 1.3%
Uber Technologies, Inc.* 11,817 831,917
Hotels, Restaurants & Leisure — 2.9%
Booking Holdings, Inc. 5,022 840,834
Marriott International, Inc.,
Class
a
A 2,574 966,794
1,807,628
Interactive Media & Services — 3.0%
Alphabet, Inc., Class
a
A 4,970 1,890,290
Investments
Shares Value
Common Stocks (continued)
Media — 3.4%
Charter Communications, Inc.,
Class
a
A* 2,487 $ 358,252
Fox Corp., Class
a
A 13,829 883,950
News Corp., Class
a
A 33,700 879,570
2,121,772
Oil, Gas & Consumable Fuels — 18.8%
Chevron Corp. 7,738 1,411,875
ConocoPhillips 12,219 1,392,722
Devon Energy Corp. 31,379 1,396,052
Diamondback Energy, Inc. 8,104 1,551,754
EOG Resources, Inc. 10,932 1,458,110
Marathon Petroleum Corp. 6,494 1,615,512
Occidental Petroleum Corp. 25,024 1,417,109
Valero Energy Corp. 6,429 1,573,948
11,817,082
Passenger Airlines — 4.8%
Delta Air Lines, Inc. 12,596 1,038,918
Southwest Airlines Co. 21,882 939,832
United Airlines Holdings, Inc.* 9,244 1,061,211
3,039,961
Semiconductors & Semiconductor Equipment — 16.5%
Applied Materials, Inc. 4,036 1,816,442
KLA Corp. 948 1,821,781
Lam Research Corp. 6,442 2,049,716
Marvell Technology, Inc. 14,350 2,941,750
NVIDIA Corp. 8,131 1,716,779
10,346,468
Software — 9.3%
Crowdstrike Holdings, Inc.,
Class
a
A* 3,689 2,696,659
Synopsys, Inc.* 3,572 1,698,914
Zscaler, Inc.* 10,227 1,429,019
5,824,592
Technology Hardware, Storage & Peripherals — 3.0%
HP, Inc. 70,056 1,894,314
Wireless Telecommunication Services — 0.8%
T-Mobile US, Inc. 2,582 484,202
Total Common Stocks
(Cost $56,079,028)
62,537,958

See accompanying notes to the financial statements.
EQUITIES FOR RISING RATES ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EQRR
::
Investments
Principal
Amount Value
Short-Term Investments — 0 .3%
Repurchase Agreements (b) — 0 .3%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $197,460
(Cost $197,402) $ 197,402
$ 197,402
Total Investments — 99.9%
(Cost $56,276,430) 62,735,360
Other assets less liabilities — 0.1% 48,244
Net Assets — 100.0% $ 62,783,604
* Non-income producing security.
(a) The security or a portion of this security is on loan at May 31,
2026. The total value of securities on loan at May 31, 2026
was $726,731, collateralized in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00% – 5.25%, and maturity dates ranging from June 4, 2026 – August 15,
2055. The total value of collateral is $900,722.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 7,165,352
Aggregate gross unrealized depreciation (714,946)
Net unrealized appreciation $ 6,450,406
Federal income tax cost $ 56,284,954

MAY 31, 2026 :: GLOBAL LISTED PRIVATE EQUITY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

PEX
::
See accompanying notes to the financial statements.
Investments Shares Value
Common Stocks — 87 .4%
Capital Markets — 69.5%
3i Group plc 31,159 $ 954,631
Ares Capital Corp. 59,476 1,129,449
Barings BDC, Inc. 17,499 151,541
Capital Southwest Corp.(a) 11,321 262,874
Chrysalis Investments Ltd.* 84,916 90,342
FS KKR Capital Corp. 45,835 498,226
Gimv NV 4,561 258,284
Goldman Sachs BDC, Inc. 20,491 183,599
Golub Capital BDC, Inc.(a) 37,654 495,527
Hercules Capital, Inc. 31,951 493,643
Main Street Capital Corp. 15,230 779,928
MidCap Financial Investment
Corp. 17,245 187,626
Molten Ventures plc* 30,689 243,427
New Mountain Finance Corp. 16,309 130,472
Oaktree Specialty Lending
Corp. 16,646 199,086
Onex Corp. 11,882 948,733
Prospect Capital Corp. 69,007 166,307
Ratos AB, Class
a
B 37,010 139,412
Sixth Street Specialty Lending,
Inc. 17,616 303,524
SLR Investment Corp.(a) 8,521 111,455
7,728,086
Financial Services — 17.9%
Eurazeo SE 8,400 455,596
Kinnevik AB, Class
a
B* 45,600 279,138
Sofina SA(a) 3,097 805,552
Wendel SE 4,472 452,500
1,992,786
Total Common Stocks
(Cost $11,313,151)
9,720,872
Closed End Funds — 11 .9%
Capital Markets — 11.9%
HBM Healthcare Investments
AG Class A 1,052 320,769
HgCapital Trust plc 79,671 391,619
NB Private Equity Partners Ltd. 7,590 146,985
Oakley Capital Investments
Ltd.* 25,456 176,207
Partners Group Private Equity
Ltd. 11,314 121,409
Syncona Ltd.* 116,783 158,530
Total Closed End Funds
(Cost $1,278,292)
1,315,519
Securities Lending Reinvestments (b) — 6 .8%
Investment Companies — 6 .8%
Invesco Government & Agency Portfolio,
Institutional Class 3.55% (c)
(Cost $753,100) 753,100 753,100
Investments
Principal
Amount Value
Short-Term Investments — 0 .7%
Repurchase Agreements (d) — 0 .7%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $80,902
(Cost $80,878) $ 80,878
$ 80,878
Total Investments — 106.8%
(Cost $13,425,421) 11,870,369
Liabilities in excess of other assets — (6.8%) (750,689)
Net Assets — 100.0% $ 11,119,680
* Non-income producing security.
(a) The security or a portion of this security is on loan at May 31,
2026. The total value of securities on loan at May 31, 2026
was $1,598,131, collateralized in the form of cash with a value of $753,100 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments and $950,541 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 4.88%, and maturity dates ranging from July 2,
2026 – May 15, 2055. The total value of collateral is $1,703,641.
(b) The security was purchased with cash collateral held from securities on loan at May 31, 2026. The total value of securities purchased was $753,100.
(c) Rate shown is the 7-day yield as of May 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 636,009
Aggregate gross unrealized depreciation (3,550,531)
Net unrealized depreciation $ (2,914,522)
Federal income tax cost $ 14,784,891

See accompanying notes to the financial statements.
GLOBAL LISTED PRIVATE EQUITY ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

PEX
::
Global Listed Private Equity ETF invested, as a percentage of net assets, in the following countries as of May 31, 2026:
United States 45 .8%
United Kingdom 20 .5%
Belgium 9 .6%
Canada 8 .5%
France 8 .2%
Sweden 3 .8%
Switzerland 2 .9%
Other
a
0 .7%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

MAY 31, 2026 :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 14 .7%
Aerospace & Defense — 0.3%
AAR Corp.* 37 $ 4,167
AeroVironment, Inc.* 35 7,253
AerSale Corp.* 34 224
AIRO Group Holdings, Inc.* 19 171
Archer Aviation, Inc., Class
a
A* 569 3,875
Astronics Corp.* 29 2,523
Beta Technologies, Inc.,
Class
a
A* 31 569
Byrna Technologies, Inc.* 17 106
Cadre Holdings, Inc. 27 841
Ducommun, Inc.* 13 1,979
Eve Holding, Inc.* 90 310
Firefly Aerospace, Inc.* 22 1,023
Intuitive Machines, Inc.* 104 4,558
Kratos Defense & Security
Solutions, Inc.* 169 10,838
Mercury Systems, Inc.* 51 5,697
Moog, Inc., Class
a
A 26 9,359
National Presto Industries, Inc. 5 633
Park Aerospace Corp. 17 542
Red Cat Holdings, Inc.* 97 1,406
Redwire Corp.* 99 2,432
Satellogic, Inc., Class
a
A* 78 742
V2X, Inc.* 25 2,078
Voyager Technologies, Inc.,
Class
a
A* 45 2,229
VSE Corp. 25 4,629
York Space Systems, Inc.* 17 555
68,739
Air Freight & Logistics — 0.0%(a)
Arrive AI, Inc.* 3 2
Forward Air Corp.* 20 212
Hub Group, Inc., Class
a
A 56 2,326
Radiant Logistics, Inc.* 34 289
2,829
Automobile Components — 0.2%
Adient plc* 73 1,669
Cooper-Standard Holdings,
Inc.* 16 485
Dana, Inc. 106 3,753
Dauch Corp.* 214 1,421
Dorman Products, Inc.* 26 3,222
Fox Factory Holding Corp.* 39 704
Garrett Motion, Inc. 166 5,438
Gentherm, Inc.* 28 971
Goodyear Tire & Rubber Co.
(The)* 258 1,574
Holley, Inc.* 71 194
LCI Industries 22 2,398
Motorcar Parts of America, Inc.* 13 144
Patrick Industries, Inc. 30 2,716
Phinia, Inc. 36 2,781
Solid Power, Inc.* 165 546
Standard Motor Products, Inc. 20 784
Strattec Security Corp.* 4 320
Visteon Corp. 26 3,076
Investments
Shares Value
Common Stocks (continued)
XPEL, Inc.*(b) 24 $ 1,097
33,293
Automobiles — 0.0%(a)
Faraday Future Intelligent
Electric, Inc., Class
a
A* 180 65
Livewire Group, Inc.* 11 15
Winnebago Industries, Inc. 25 742
822
Banks — 1.3%
1st Source Corp. 17 1,255
ACNB Corp. 9 489
Amalgamated Financial Corp. 21 871
Amerant Bancorp, Inc., Class
a
A 34 772
Ameris Bancorp 61 5,143
Ames National Corp. 8 230
Arrow Financial Corp. 15 550
Associated Banc-Corp. 156 4,338
Atlantic Union Bankshares
Corp. 133 5,003
Avidbank Holdings, Inc.* 3 92
Axos Financial, Inc.* 51 4,432
Banc of California, Inc. 127 2,441
BancFirst Corp. 20 2,206
Bancorp, Inc. (The)* 39 2,151
Bank First Corp. 10 1,390
Bank of Hawaii Corp. 37 2,834
Bank of Marin Bancorp 14 362
Bank of NT Butterfield & Son
Ltd. (The) 39 2,202
Bank7 Corp. 4 177
BankUnited, Inc. 70 3,247
Bankwell Financial Group, Inc. 6 314
Banner Corp. 31 2,015
Bar Harbor Bankshares 15 524
BayCom Corp. 10 308
BCB Bancorp, Inc. 15 157
Beacon Financial Corp. 78 2,269
Blue Ridge Bankshares, Inc. 63 208
Bridgewater Bancshares, Inc.* 20 377
Burke & Herbert Financial
Services Corp. 15 954
Business First Bancshares, Inc. 29 826
BV Financial, Inc.* 6 118
Byline Bancorp, Inc. 29 960
C&F Financial Corp. 3 221
California BanCorp 21 399
Camden National Corp. 16 800
Capital Bancorp, Inc. 11 351
Capital City Bank Group, Inc. 13 593
Capitol Federal Financial, Inc. 115 894
Carter Bankshares, Inc. 20 546
Cathay General Bancorp 60 3,460
CB Financial Services, Inc. 4 143
Central Pacific Financial Corp. 24 825
CF Bankshares, Inc. 5 143
Chain Bridge Bancorp, Inc.,
Class
a
A* 2 72
Chemung Financial Corp. 4 275

See accompanying notes to the financial statements.
HEDGE REPLICATION ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
ChoiceOne Financial Services,
Inc. 13 $ 408
Citizens & Northern Corp. 16 337
Citizens Community Bancorp,
Inc. 9 184
Citizens Financial Services, Inc. 4 260
City Holding Co. 13 1,616
Civista Bancshares, Inc. 19 492
CNB Financial Corp. 27 828
Coastal Financial Corp.* 12 854
CoastalSouth Bancshares, Inc. 9 230
Colony Bankcorp, Inc. 19 376
Columbia Financial, Inc.* 25 503
Commercial Bancgroup, Inc. 6 173
Community Financial System,
Inc. 50 3,182
Community Trust Bancorp, Inc. 15 1,003
Community West Bancshares 22 528
ConnectOne Bancorp, Inc. 45 1,353
Customers Bancorp, Inc.* 30 2,254
CVB Financial Corp. 157 3,197
Dime Community Bancshares,
Inc. 37 1,385
Eagle Bancorp Montana, Inc. 7 155
Eagle Bancorp, Inc. 26 710
Eagle Financial Services, Inc. 4 158
Eastern Bankshares, Inc. 203 4,005
ECB Bancorp, Inc.* 7 128
Enterprise Financial Services
Corp. 34 2,061
Equity Bancshares, Inc.,
Class
a
A 16 738
Esquire Financial Holdings, Inc. 7 769
Farmers & Merchants Bancorp,
Inc. 12 335
Farmers National Banc Corp. 52 737
FB Bancorp, Inc.* 15 209
FB Financial Corp. 41 2,160
Fidelity D&D Bancorp, Inc. 4 187
Financial Institutions, Inc. 18 652
Finward Bancorp 3 99
Finwise Bancorp* 9 129
First Bancorp 38 2,236
First Bancorp 146 3,501
First Bancorp, Inc. (The) 10 291
First Bank 20 313
First Busey Corp. 79 2,162
First Business Financial
Services, Inc. 7 403
First Capital, Inc. 3 185
First Commonwealth Financial
Corp. 97 1,837
First Community Bankshares,
Inc. 15 647
First Community Corp. 7 210
First Financial Bancorp 97 2,984
First Financial Bankshares, Inc. 126 4,118
First Financial Corp. 11 761
First Internet Bancorp 7 169
First Interstate BancSystem,
Inc., Class
a
A 81 2,884
Investments
Shares Value
Common Stocks (continued)
First Merchants Corp. 58 $ 2,337
First Mid Bancshares, Inc. 20 881
First National Corp. 7 195
First United Corp. 6 237
First Western Financial, Inc.* 8 233
Firstsun Capital Bancorp* 21 744
Five Star Bancorp 15 633
Flagstar Bank NA 284 3,993
Flushing Financial Corp. 30 479
Franklin Financial Services
Corp. 4 233
FS Bancorp, Inc. 6 244
Fulton Financial Corp. 179 3,882
FVCBankcorp, Inc. 14 221
GBank Financial Holdings, Inc.* 8 238
German American Bancorp, Inc. 34 1,486
Glacier Bancorp, Inc. 120 5,706
Great Southern Bancorp, Inc. 8 574
Greene County Bancorp, Inc. 7 184
Hancock Whitney Corp. 78 5,313
Hanmi Financial Corp. 28 843
Hanover Bancorp, Inc. 4 93
Hawthorn Bancshares, Inc. 5 183
HBT Financial, Inc. 11 315
Heritage Financial Corp. 32 872
Hilltop Holdings, Inc. 41 1,547
Hingham Institution For Savings
(The) 2 579
Home Bancorp, Inc. 6 386
Home BancShares, Inc. 176 4,710
HomeTrust Bancshares, Inc. 15 697
Hope Bancorp, Inc. 116 1,455
Horizon Bancorp, Inc. 47 872
Independent Bank Corp. 19 652
Independent Bank Corp. 47 3,717
International Bancshares Corp. 51 3,680
Investar Holding Corp. 12 339
John Marshall Bancorp, Inc. 12 255
Kearny Financial Corp. 54 445
Lakeland Financial Corp. 23 1,394
Landmark Bancorp, Inc. 4 114
LCNB Corp. 13 222
Live Oak Bancshares, Inc. 33 1,255
MainStreet Bancshares, Inc. 6 137
Mechanics Bancorp 45 662
Mercantile Bank Corp. 16 848
Meridian Corp. 9 162
Metrocity Bankshares, Inc. 21 686
Metropolitan Bank Holding
Corp. 8 716
Mid Penn Bancorp, Inc. 18 588
Midland States Bancorp, Inc. 19 528
MVB Financial Corp. 10 267
National Bank Holdings Corp.,
Class
a
A 35 1,464
National Bankshares, Inc. 6 211
NB Bancorp, Inc. 37 741
NBT Bancorp, Inc. 48 2,220
Nicolet Bankshares, Inc. 17 2,385
Northeast Bank 7 880

See accompanying notes to the financial statements.
MAY 31, 2026 :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
Northeast Community Bancorp,
Inc. 12 $ 291
Northfield Bancorp, Inc. 35 496
Northpointe Bancshares, Inc. 19 325
Northrim Bancorp, Inc. 20 494
Northwest Bancshares, Inc. 136 1,924
Norwood Financial Corp. 9 272
Oak Valley Bancorp 6 197
OceanFirst Financial Corp. 53 996
OFG Bancorp 40 1,822
Ohio Valley Banc Corp. 4 192
Old National Bancorp 328 7,875
Old Second Bancorp, Inc. 47 1,002
OP Bancorp 11 155
Orange County Bancorp, Inc. 11 375
Origin Bancorp, Inc. 28 1,334
Orrstown Financial Services,
Inc. 17 631
Park National Corp. 14 2,402
Parke Bancorp, Inc. 9 277
Pathward Financial, Inc. 21 1,727
Patriot National Bancorp, Inc.* 73 82
PCB Bancorp 10 246
Peapack-Gladstone Financial
Corp. 15 649
Peoples Bancorp of North
Carolina, Inc. 4 168
Peoples Bancorp, Inc. 33 1,148
Peoples Financial Services
Corp. 9 535
Pioneer Bancorp, Inc.* 10 149
Plumas Bancorp 6 316
Ponce Financial Group, Inc.* 18 340
Preferred Bank 11 1,054
Primis Financial Corp. 20 289
Princeton Bancorp, Inc. 5 180
Provident Financial Services,
Inc. 120 2,663
QCR Holdings, Inc. 15 1,382
RBB Bancorp 15 359
Red River Bancshares, Inc. 5 455
Renasant Corp. 88 3,583
Republic Bancorp, Inc., Class
a
A 8 648
Rhinebeck Bancorp, Inc.* 4 65
Richmond Mutual Bancorp, Inc. 8 116
Riverview Bancorp, Inc. 19 107
S&T Bancorp, Inc. 35 1,578
SB Financial Group, Inc. 5 108
Seacoast Banking Corp. of
Florida 91 2,758
ServisFirst Bancshares, Inc. 48 3,744
Shore Bancshares, Inc. 29 599
Sierra Bancorp 11 418
Simmons First National Corp.,
Class
a
A 135 2,896
SmartFinancial, Inc. 14 584
Sound Financial Bancorp, Inc. 2 83
South Plains Financial, Inc. 12 487
Southern First Bancshares,
Inc.* 7 404
Investments
Shares Value
Common Stocks (continued)
Southern Missouri Bancorp,
Inc. 9 $ 622
Southside Bancshares, Inc. 27 885
SR Bancorp, Inc. 7 132
Stellar Bancorp, Inc. 43 1,606
Stock Yards Bancorp, Inc. 25 1,793
Texas Capital Bancshares, Inc.* 41 4,079
Third Coast Bancshares, Inc.* 12 459
Timberland Bancorp, Inc. 7 284
Tompkins Financial Corp. 13 1,120
Towne Bank 80 2,726
TriCo Bancshares 28 1,422
Triumph Financial, Inc.* 21 1,496
TrustCo Bank Corp. 16 829
Trustmark Corp. 52 2,296
UMB Financial Corp. 68 8,926
Union Bankshares, Inc. 3 69
United Bankshares, Inc. 131 5,687
United Community Banks, Inc. 115 3,789
Unity Bancorp, Inc. 7 391
Univest Financial Corp. 26 1,025
USCB Financial Holdings, Inc. 11 204
Valley National Bancorp 454 6,252
Virginia National Bankshares
Corp. 4 174
WaFd, Inc. 71 2,525
Washington Trust Bancorp, Inc. 18 586
WesBanco, Inc. 89 3,084
West Bancorp, Inc. 14 335
Westamerica Bancorp 22 1,221
Western New England Bancorp,
Inc. 17 226
WSFS Financial Corp. 50 3,572
286,761
Beverages — 0.1%
MGP Ingredients, Inc. 13 229
National Beverage Corp.* 22 814
Vita Coco Co., Inc. (The)* 45 3,381
Zevia PBC, Class
a
A* 52 81
4,505
Biotechnology — 1.2%
4D Molecular Therapeutics,
Inc.* 41 406
Abeona Therapeutics, Inc.* 43 249
Absci Corp.* 127 857
ACADIA Pharmaceuticals, Inc.* 118 2,556
Actuate Therapeutics, Inc.* 9 18
ADC Therapeutics SA* 95 323
ADMA Biologics, Inc.* 217 1,732
Agios Pharmaceuticals, Inc.* 53 1,558
Akebia Therapeutics, Inc.* 237 242
Aktis Oncology, Inc.* 19 394
Aldeyra Therapeutics, Inc.* 51 89
Alector, Inc.* 85 184
Alkermes plc* 152 6,413
Allogene Therapeutics, Inc.* 146 317
Altimmune, Inc.* 122 372
AnaptysBio, Inc.* 17 946

See accompanying notes to the financial statements.
HEDGE REPLICATION ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
Anavex Life Sciences Corp.* 82 $ 248
Anika Therapeutics, Inc.* 12 174
Annexon, Inc.* 123 667
Apogee Therapeutics, Inc.* 42 3,450
Arbutus Biopharma Corp.* 141 643
Arcturus Therapeutics Holdings,
Inc.* 25 198
Arcus Biosciences, Inc.* 78 1,977
Arcutis Biotherapeutics, Inc.* 103 2,210
Ardelyx, Inc.* 224 1,353
ArriVent Biopharma, Inc.* 30 908
Arrowhead Pharmaceuticals,
Inc.* 126 9,817
ARS Pharmaceuticals, Inc.* 55 499
Atrium Therapeutics, Inc.* 11 143
aTyr Pharma, Inc.* 90 49
Aura Biosciences, Inc.* 42 314
Aurinia Pharmaceuticals, Inc.* 112 1,717
Avita Medical, Inc.* 13 56
Beam Therapeutics, Inc.* 89 2,931
Benitec Biopharma, Inc.* 18 208
Bicara Therapeutics, Inc.* 29 631
BioCryst Pharmaceuticals, Inc.* 212 1,889
Biohaven Ltd.* 110 1,211
Bridgebio Pharma, Inc.* 148 9,806
Bright Minds Biosciences, Inc.* 7 616
Candel Therapeutics, Inc.* 43 357
Capricor Therapeutics, Inc.* 41 1,228
Cardiff Oncology, Inc.* 59 112
CareDx, Inc.* 47 1,073
Cartesian Therapeutics, Inc.* 11 83
Catalyst Pharmaceuticals, Inc.* 108 3,373
Celcuity, Inc.* 33 4,385
Celldex Therapeutics, Inc.* 71 2,232
CG oncology, Inc.* 55 3,426
Cogent Biosciences, Inc.* 134 4,685
Coherus Oncology, Inc.* 97 154
Compass Therapeutics, Inc.* 121 288
Corvus Pharmaceuticals, Inc.* 60 745
CRISPR Therapeutics AG* 85 4,775
Cullinan Therapeutics, Inc.* 50 822
Cytokinetics, Inc.* 121 9,288
Denali Therapeutics, Inc.* 133 2,798
Design Therapeutics, Inc.* 22 231
DiaMedica Therapeutics, Inc.* 32 192
Dianthus Therapeutics, Inc.* 34 3,162
Disc Medicine, Inc.* 26 1,809
Dyne Therapeutics, Inc.* 125 2,416
Editas Medicine, Inc.* 92 318
Eledon Pharmaceuticals, Inc.* 70 267
Emergent BioSolutions, Inc.* 49 447
Enanta Pharmaceuticals, Inc.* 25 329
Entrada Therapeutics, Inc.* 27 191
Erasca, Inc.* 177 2,273
Evommune, Inc.* 10 232
Fate Therapeutics, Inc.* 102 290
Fennec Pharmaceuticals, Inc.* 27 268
First Tracks Biotherapeutics,
Inc.* 17 271
Foghorn Therapeutics, Inc.* 32 137
Investments
Shares Value
Common Stocks (continued)
Geron Corp.* 511 $ 639
Gossamer Bio, Inc.* 180 42
GRAIL, Inc.* 33 2,365
Greenwich Lifesciences, Inc.* 6 157
Gyre Therapeutics, Inc.* 11 65
Heron Therapeutics, Inc.* 144 125
Humacyte, Inc.* 151 196
Ideaya Biosciences, Inc.* 79 2,328
ImmunityBio, Inc.* 276 2,076
Immunome, Inc.* 95 2,074
Immunovant, Inc.* 76 2,531
Inhibikase Therapeutics, Inc.* 100 175
Inhibrx Biosciences, Inc.* 8 832
Inmune Bio, Inc.* 21 30
Intellia Therapeutics, Inc.* 104 1,463
Iovance Biotherapeutics, Inc.* 315 1,291
Ironwood Pharmaceuticals,
Inc., Class
a
A* 150 535
Jade Biosciences, Inc.* 30 631
Janux Therapeutics, Inc.* 40 584
KalVista Pharmaceuticals, Inc.* 36 967
Keros Therapeutics, Inc.* 27 304
Kodiak Sciences, Inc.* 35 1,285
Korro Bio, Inc.* 6 80
Krystal Biotech, Inc.* 23 7,108
Kura Oncology, Inc.* 75 765
Kymera Therapeutics, Inc.* 54 4,397
Larimar Therapeutics, Inc.* 44 153
Lexeo Therapeutics, Inc.* 62 319
Madrigal Pharmaceuticals, Inc.* 16 7,956
MannKind Corp.* 286 1,078
MapLight Therapeutics, Inc.* 18 528
MeiraGTx Holdings plc* 42 447
MiMedx Group, Inc.* 111 408
Mineralys Therapeutics, Inc.* 45 1,417
Mirum Pharmaceuticals, Inc.* 39 3,958
Monopar Therapeutics, Inc.* 4 260
Monte Rosa Therapeutics, Inc.* 57 1,123
Myriad Genetics, Inc.* 86 341
Neurogene, Inc.* 11 312
Nkarta, Inc.* 44 143
Novavax, Inc.* 140 1,536
Nurix Therapeutics, Inc.* 95 1,687
Nuvalent, Inc., Class
a
A* 47 5,188
Nuvectis Pharma, Inc.* 14 136
Olema Pharmaceuticals, Inc.* 65 857
Organogenesis Holdings, Inc.,
Class
a
A* 64 164
ORIC Pharmaceuticals, Inc.* 62 524
Oruka Therapeutics, Inc.* 43 2,517
Palvella Therapeutics, Inc.* 7 829
Perspective Therapeutics, Inc.* 58 229
Praxis Precision Medicines,
Inc.* 24 8,399
Precigen, Inc.* 168 729
Prime Medicine, Inc.* 96 341
Protagonist Therapeutics, Inc.* 54 5,376
Protalix BioTherapeutics, Inc.* 68 143
Protara Therapeutics, Inc.* 48 223
Prothena Corp. plc* 41 417

See accompanying notes to the financial statements.
MAY 31, 2026 :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
PTC Therapeutics, Inc.* 74 $ 5,465
Puma Biotechnology, Inc.* 40 287
Recursion Pharmaceuticals,
Inc., Class
a
A* 428 1,537
REGENXBIO, Inc.* 44 308
Relay Therapeutics, Inc.* 132 1,855
Replimune Group, Inc.* 67 582
Rezolute, Inc.* 68 224
Rhythm Pharmaceuticals, Inc.* 49 4,328
Rigel Pharmaceuticals, Inc.* 17 518
Rocket Pharmaceuticals, Inc.* 79 243
Sana Biotechnology, Inc.* 157 518
Savara, Inc.* 137 712
Scholar Rock Holding Corp.* 82 4,043
SELLAS Life Sciences Group,
Inc.* 161 1,499
Sionna Therapeutics, Inc.* 15 642
Solid Biosciences, Inc.* 55 404
Spyre Therapeutics, Inc.* 70 5,145
Stoke Therapeutics, Inc.* 46 1,422
Syndax Pharmaceuticals, Inc.* 80 1,567
Tango Therapeutics, Inc.* 104 2,286
Taysha Gene Therapies, Inc.* 206 1,209
Tectonic Therapeutic, Inc.* 10 312
Tevogen Bio Holdings, Inc.* 1 8
TG Therapeutics, Inc.* 136 5,160
Tonix Pharmaceuticals Holding
Corp.* 13 160
Travere Therapeutics, Inc.* 77 3,633
TriSalus Life Sciences, Inc.* 26 89
TuHURA Biosciences, Inc.* 40 90
Twist Bioscience Corp.* 57 3,812
Tyra Biosciences, Inc.* 24 802
Upstream Bio, Inc.* 31 259
UroGen Pharma Ltd.* 38 1,069
Vanda Pharmaceuticals, Inc.* 52 335
Vaxcyte, Inc.* 116 5,962
Vera Therapeutics, Inc.,
Class
a
A* 58 2,060
Veracyte, Inc.* 73 3,383
Verastem, Inc.* 63 273
Vericel Corp.* 47 1,567
Vir Biotechnology, Inc.* 87 830
Viridian Therapeutics, Inc.* 76 1,339
Voyager Therapeutics, Inc.* 44 170
Xencor, Inc.* 66 784
Xenon Pharmaceuticals, Inc.* 81 4,433
XOMA Royalty Corp.* 9 375
Zenas Biopharma, Inc.* 22 405
Zymeworks, Inc.* 47 1,181
265,096
Broadline Retail — 0.0%(a)
Groupon, Inc., Class
a
A* 24 485
Kohl's Corp. 102 1,465
Savers Value Village, Inc.* 36 322
2,272
Building Products — 0.2%
Apogee Enterprises, Inc. 20 768
Investments
Shares Value
Common Stocks (continued)
AZZ, Inc. 28 $ 3,794
CSW Industrials, Inc. 15 4,155
Gibraltar Industries, Inc.* 28 1,082
Griffon Corp. 36 3,167
Insteel Industries, Inc. 17 467
Janus International Group, Inc.* 127 678
JELD-WEN Holding, Inc.* 79 171
Masterbrand, Inc.* 186 1,614
Modine Manufacturing Co.* 49 13,667
Quanex Building Products
Corp. 43 800
Resideo Technologies, Inc.* 121 3,784
Tecnoglass, Inc. 25 1,077
UFP Industries, Inc. 54 4,374
Zurn Elkay Water Solutions
Corp. 141 6,627
46,225
Capital Markets — 0.3%
Acadian Asset Management,
Inc. 25 1,808
AlTi Global, Inc.* 40 132
Artisan Partners Asset
Management, Inc., Class
a
A 59 2,209
Bakkt, Inc., Class
a
A* 15 163
BGC Group, Inc., Class
a
A 339 3,543
Cohen & Steers, Inc. 26 1,815
DigitalBridge Group, Inc. 166 2,596
Donnelley Financial Solutions,
Inc.* 24 953
Fold Holdings, Inc.* 6 6
GCM Grosvenor, Inc., Class
a
A 57 606
Innventure, Inc.* 48 256
Marex Group plc 51 2,700
MarketWise, Inc. 2 34
Miami International Holdings,
Inc.* 23 1,087
Moelis & Co., Class
a
A 69 4,643
Open Lending Corp.* 95 217
Patria Investments Ltd., Class
a
A 62 719
Perella Weinberg Partners,
Class
a
A 61 1,047
Piper Sandler Cos. 65 5,097
PJT Partners, Inc., Class
a
A 21 3,211
Ridgepost Capital, Inc., Class
a
A 55 455
Siebert Financial Corp.* 13 24
Silvercrest Asset Management
Group, Inc., Class
a
A 6 68
StepStone Group, Inc., Class
a
A 65 3,205
StoneX Group, Inc.* 69 7,821
Value Line, Inc. 1 32
Victory Capital Holdings, Inc.,
Class
a
A 42 3,551
Virtus Investment Partners, Inc. 6 858
Wealthfront Corp.* 33 403
Webull Corp.* 259 1,658
Westwood Holdings Group, Inc. 7 115
WisdomTree, Inc. 116 2,210
53,242

See accompanying notes to the financial statements.
HEDGE REPLICATION ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
Chemicals — 0.2%
AdvanSix, Inc. 25 $ 561
American Vanguard Corp.* 24 62
Arq, Inc.* 30 83
Ascent Industries Co.* 8 108
ASP Isotopes, Inc.* 106 825
Aspen Aerogels, Inc.* 62 397
Avient Corp. 86 3,046
Balchem Corp. 31 4,859
Cabot Corp. 49 4,288
Chemours Co. (The) 141 3,125
Core Molding Technologies,
Inc.* 8 189
Ecovyst, Inc.* 107 1,411
Flotek Industries, Inc.* 13 259
Hawkins, Inc. 18 2,786
HB Fuller Co. 51 3,268
Ingevity Corp.* 34 2,306
Innospec, Inc. 23 1,908
Intrepid Potash, Inc.* 10 391
Koppers Holdings, Inc. 18 734
Kronos Worldwide, Inc. 20 144
LSB Industries, Inc.* 50 627
Mativ Holdings, Inc. 51 453
Minerals Technologies, Inc. 30 2,311
Orion SA 52 397
Perimeter Solutions, Inc.* 130 4,196
PureCycle Technologies, Inc.* 121 1,499
Quaker Chemical Corp. 13 1,866
Rayonier Advanced Materials,
Inc.* 60 549
Sensient Technologies Corp. 40 4,554
Solesence, Inc.* 18 22
Stepan Co. 20 1,057
Tronox Holdings plc 112 890
Valhi, Inc. 2 29
49,200
Commercial Services & Supplies — 0.2%(a)
ABM Industries, Inc. 56 2,187
ACCO Brands Corp. 82 325
ACV Auctions, Inc., Class
a
A* 157 1,031
BrightView Holdings, Inc.* 66 816
Brink's Co. (The) 39 4,057
Casella Waste Systems, Inc.,
Class
a
A* 59 4,848
Cimpress plc* 16 1,577
CompX International, Inc. 1 25
CoreCivic, Inc.* 96 2,024
Deluxe Corp. 41 996
Ennis, Inc. 23 471
Enviri Corp.* 71 1,473
GEO Group, Inc. (The)* 125 2,834
Healthcare Services Group,
Inc.* 66 1,360
HNI Corp. 66 2,059
Interface, Inc., Class
a
A 54 1,598
Liquidity Services, Inc.* 22 797
Millerknoll, Inc. 64 1,035
Investments
Shares Value
Common Stocks (continued)
Mobile Infrastructure Corp.,
Class
a
A* 12 $ 26
NLI Holdings, Inc. 8 49
Onterris, Inc.* 31 496
OPENLANE, Inc.* 98 3,734
Perma-Fix Environmental
Services, Inc.* 16 157
Pitney Bowes, Inc. 151 2,431
Quad/Graphics, Inc. 26 194
UniFirst Corp. 14 3,716
Vestis Corp.* 86 1,111
Virco Mfg. Corp. 11 66
41,493
Communications Equipment — 0.3%
ADTRAN Holdings, Inc.* 70 1,159
Applied Optoelectronics, Inc.* 62 9,821
Aviat Networks, Inc.* 11 196
BK Technologies Corp.* 3 248
Calix, Inc.* 56 2,226
Clearfield, Inc.* 11 519
Digi International, Inc.* 35 2,338
Extreme Networks, Inc.* 125 3,314
Harmonic, Inc.* 104 1,571
Inseego Corp.* 12 157
NETGEAR, Inc.* 26 676
NetScout Systems, Inc.* 65 2,705
Ribbon Communications, Inc.* 88 271
Viasat, Inc.* 116 9,352
Viavi Solutions, Inc.* 216 10,489
Vistance Networks, Inc. 204 2,546
47,588
Construction & Engineering — 0.6%
Ameresco, Inc., Class
a
A* 30 1,079
Arcosa, Inc. 45 5,704
Argan, Inc. 13 8,671
Bowman Consulting Group
Ltd., Class
a
A* 13 410
Cardinal Infrastructure Group,
Inc., Class
a
A* 12 623
Centuri Holdings, Inc.* 82 2,521
Concrete Pumping Holdings,
Inc.* 20 156
Construction Partners, Inc.,
Class
a
A* 45 5,241
Dycom Industries, Inc.* 27 13,770
Fluor Corp.* 151 6,910
Granite Construction, Inc. 41 5,610
IES Holdings, Inc.* 8 5,427
Legence Corp., Class
a
A* 48 4,020
Limbach Holdings, Inc.* 10 774
Matrix Service Co.* 25 328
MYR Group, Inc.* 14 6,511
NWPX Infrastructure, Inc.* 9 1,062
Orion Group Holdings, Inc.* 35 482
Primoris Services Corp. 51 6,415
Southland Holdings, Inc.* 12 15
Sterling Infrastructure, Inc.* 28 24,104

See accompanying notes to the financial statements.
MAY 31, 2026 :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
Tutor Perini Corp. 42 $ 3,003
102,836
Construction Materials — 0.0%(a)
Knife River Corp.* 53 4,161
Smith-Midland Corp.* 3 96
Titan America SA 23 374
United States Lime & Minerals,
Inc. 10 1,140
5,771
Consumer Finance — 0.1%
Atlanticus Holdings Corp.* 5 431
Bread Financial Holdings, Inc. 43 3,830
Consumer Portfolio Services,
Inc.* 9 89
Dave, Inc.* 10 2,826
Encore Capital Group, Inc.* 20 1,599
Enova International, Inc.* 22 3,553
FirstCash Holdings, Inc. 37 8,137
Green Dot Corp., Class
a
A* 51 656
Jefferson Capital, Inc. 21 357
LendingClub Corp.* 107 1,910
LendingTree, Inc.* 10 382
Medallion Financial Corp. 15 146
Navient Corp. 64 548
Nelnet, Inc., Class
a
A 12 1,567
NerdWallet, Inc., Class
a
A* 37 318
Oportun Financial Corp.* 38 206
OppFi, Inc.* 24 204
PRA Group, Inc.* 36 549
PROG Holdings, Inc. 37 1,360
Regional Management Corp. 8 294
Upstart Holdings, Inc.* 81 2,737
Vroom, Inc.* 1 12
World Acceptance Corp.* 2 330
32,041
Consumer Staples Distribution & Retail — 0.1%
Andersons, Inc. (The) 30 2,118
Chefs' Warehouse, Inc. (The)* 34 2,602
Grocery Outlet Holding Corp.* 89 757
HF Foods Group, Inc.* 38 74
Ingles Markets, Inc., Class
a
A 14 1,238
Natural Grocers by Vitamin
Cottage, Inc. 12 352
PriceSmart, Inc. 24 4,080
United Natural Foods, Inc.* 56 2,876
Village Super Market, Inc.,
Class
a
A 9 418
Weis Markets, Inc. 13 949
15,464
Containers & Packaging — 0.0%(a)
Ardagh Metal Packaging SA 130 524
Greif, Inc., Class
a
A 22 1,393
Greif, Inc., Class
a
B 4 321
Myers Industries, Inc. 35 798
O-I Glass, Inc.* 144 1,260
Investments
Shares Value
Common Stocks (continued)
Ranpak Holdings Corp.,
Class
a
A* 44 $ 304
TriMas Corp. 30 1,228
5,828
Distributors — 0.0%(a)
GigaCloud Technology, Inc.,
Class
a
A* 22 793
Gold. Com, Inc. 18 762
Weyco Group, Inc. 6 212
1,767
Diversified Consumer Services — 0.2%
American Public Education,
Inc.* 16 791
Carriage Services, Inc., Class
a
A 13 535
Coursera, Inc.* 204 1,100
Covista, Inc.* 32 3,770
Driven Brands Holdings, Inc.* 56 775
Frontdoor, Inc.* 68 4,221
Graham Holdings Co., Class
a
B 3 3,292
KinderCare Learning Cos., Inc.* 29 111
Laureate Education, Inc.* 119 3,807
Lincoln Educational Services
Corp.* 28 1,297
Matthews International Corp.,
Class
a
A 28 743
McGraw Hill, Inc.* 27 325
Nerdy, Inc.* 56 46
OneSpaWorld Holdings Ltd. 93 2,209
Perdoceo Education Corp. 60 1,943
Phoenix Education Partners,
Inc. 5 151
Strategic Education, Inc. 21 1,612
Stride, Inc.* 39 3,603
Universal Technical Institute,
Inc.* 44 1,646
31,977
Diversified REITs — 0.1%
AH Realty Trust, Inc., REIT 75 511
Alpine Income Property Trust,
Inc., REIT 12 231
American Assets Trust, Inc.,
REIT 49 1,142
Broadstone Net Lease, Inc.,
REIT 177 3,581
CTO Realty Growth, Inc., REIT 29 596
Essential Properties Realty
Trust, Inc., REIT 186 5,688
Gladstone Commercial Corp.,
REIT 45 567
Global Net Lease, Inc., REIT 185 1,733
Modiv Industrial, Inc., Class
a
C,
REIT 9 163
NexPoint Diversified Real
Estate Trust, REIT 34 182
14,394
Diversified Telecommunication Services — 0.2%
Anterix, Inc.* 11 704

See accompanying notes to the financial statements.
HEDGE REPLICATION ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
ATN International, Inc. 9 $ 253
Bandwidth, Inc., Class
a
A* 26 1,689
Cogent Communications
Holdings, Inc. 46 817
Globalstar, Inc.* 47 3,958
IDT Corp., Class
a
B 15 827
Liberty Latin America Ltd.,
Class
a
A* 27 218
Liberty Latin America Ltd.,
Class
a
C* 130 1,066
Lumen Technologies, Inc.* 892 9,803
Shenandoah
Telecommunications Co. 47 750
Uniti Group, Inc. 156 1,750
21,835
Electric Utilities — 0.2%
Genie Energy Ltd., Class
a
B 20 278
Hawaiian Electric Industries,
Inc.* 153 2,035
MGE Energy, Inc. 35 2,642
Oklo, Inc., Class
a
A* 114 7,624
Otter Tail Corp. 36 3,120
Portland General Electric Co. 106 5,313
TXNM Energy, Inc. 94 5,566
26,578
Electrical Equipment — 0.7%
Allient, Inc. 13 1,029
American Superconductor
Corp.* 43 2,190
Amprius Technologies, Inc.* 108 2,190
Array Technologies, Inc.* 142 1,289
Atkore, Inc. 31 2,567
Bloom Energy Corp., Class
a
A* 204 58,141
EnerSys 34 7,751
Enovix Corp.* 180 1,436
Eos Energy Enterprises, Inc.* 289 2,436
Fluence Energy, Inc.* 86 1,624
FuelCell Energy, Inc.* 1 22
Hyliion Holdings Corp.* 116 811
KULR Technology Group, Inc.* 40 191
LSI Industries, Inc. 26 630
NANO Nuclear Energy, Inc.* 37 1,069
Net Power, Inc.* 37 74
Nextpower, Inc., Class
a
A* 136 21,270
NuScale Power Corp., Class
a
A* 149 1,888
Plug Power, Inc.* 1,238 4,890
Powell Industries, Inc. 27 7,679
Power Solutions International,
Inc.* 8 333
Preformed Line Products Co. 2 740
Shoals Technologies Group,
Inc., Class
a
A* 157 1,955
SKYX Platforms Corp.* 84 95
SunPower, Inc.* 76 81
Sunrun, Inc.* 212 3,545
Vicor Corp.* 22 7,366
133,292
Investments
Shares Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components — 0.6%
908 Devices, Inc.* 26 $ 219
Advanced Energy Industries,
Inc. 35 10,576
Aeva Technologies, Inc.* 37 1,043
Arlo Technologies, Inc.* 95 1,267
Badger Meter, Inc. 28 3,469
Bel Fuse, Inc., Class
a
A 2 490
Bel Fuse, Inc., Class
a
B 11 3,020
Belden, Inc. 37 3,888
Benchmark Electronics, Inc. 33 2,787
Climb Global Solutions, Inc. 14 303
CTS Corp. 27 1,734
Daktronics, Inc.* 37 765
ePlus, Inc. 25 2,052
Evolv Technologies Holdings,
Inc.* 145 935
Fabrinet* 34 22,241
Frequency Electronics, Inc.* 6 455
Insight Enterprises, Inc.* 27 2,872
Itron, Inc.* 42 3,464
Kimball Electronics, Inc.* 23 596
Knowles Corp.* 80 2,993
Methode Electronics, Inc. 31 358
MicroVision, Inc.* 286 174
Mirion Technologies, Inc.,
Class
a
A* 224 4,095
M-Tron Industries, Inc.* 3 273
Napco Security Technologies,
Inc. 32 1,201
Neonode, Inc.* 12 21
nLight, Inc.* 44 3,261
Novanta, Inc.* 34 5,417
OSI Systems, Inc.* 15 3,251
Ouster, Inc.* 53 2,441
PC Connection, Inc. 10 696
Plexus Corp.* 25 6,709
Powerfleet, Inc.* 116 454
Richardson Electronics Ltd. 11 187
Rogers Corp.* 17 2,406
Sanmina Corp.* 50 12,987
ScanSource, Inc.* 20 925
TTM Technologies, Inc.* 96 16,677
Vishay Intertechnology, Inc. 113 5,882
Vishay Precision Group, Inc.* 11 1,378
Vuzix Corp.* 63 290
134,252
Energy Equipment & Services — 0.3%
Archrock, Inc. 162 5,425
Atlas Energy Solutions, Inc.,
Class
a
A 73 1,218
Borr Drilling Ltd.* 267 1,338
Bristow Group, Inc., Class
a
A 27 1,124
Cactus, Inc., Class
a
A 64 3,715
Core Laboratories, Inc. 44 602
DMC Global, Inc.* 18 123
Energy Services of America
Corp. 11 164

See accompanying notes to the financial statements.
MAY 31, 2026 :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
Expro Group Holdings NV* 77 $ 1,137
Flowco Holdings, Inc., Class
a
A 21 491
Forum Energy Technologies,
Inc.* 10 502
Helix Energy Solutions Group,
Inc.* 130 1,216
Helmerich & Payne, Inc. 92 3,510
Innovex International, Inc.* 36 962
Kodiak Gas Services, Inc. 88 5,883
Liberty Energy, Inc., Class
a
A 148 4,331
Mammoth Energy Services,
Inc.* 23 77
Nabors Industries Ltd.* 13 1,204
National Energy Services
Reunited Corp.* 63 1,534
Natural Gas Services Group,
Inc. 9 354
Noble Corp. plc 118 5,485
Oceaneering International, Inc.* 92 3,517
Oil States International, Inc.* 53 451
Patterson-UTI Energy, Inc. 324 3,632
ProFrac Holding Corp.,
Class
a
A* 27 165
ProPetro Holding Corp.* 92 1,404
Ranger Energy Services, Inc.,
Class
a
A 20 309
RPC, Inc. 84 556
SEACOR Marine Holdings, Inc.* 20 151
Seadrill Ltd.* 59 2,783
Select Water Solutions, Inc.,
Class
a
A 88 1,578
Solaris Energy Infrastructure,
Inc., Class
a
A 43 2,990
TETRA Technologies, Inc.* 119 1,217
Tidewater, Inc.* 46 3,381
Transocean Ltd.* 869 5,379
Valaris Ltd.* 58 5,373
73,281
Entertainment — 0.0%(a)
AMC Entertainment Holdings,
Inc., Class
a
A* 483 836
Atlanta Braves Holdings, Inc.,
Class
a
A* 6 322
Atlanta Braves Holdings, Inc.,
Class
a
C* 43 2,133
Cinemark Holdings, Inc. 99 2,772
CuriosityStream, Inc. 39 112
Gaia, Inc., Class
a
A* 16 37
IMAX Corp.* 41 1,627
Lionsgate Studios Corp.* 192 2,755
Madison Square Garden
Entertainment Corp., Class
a
A* 37 2,610
Marcus Corp. (The) 21 397
Meridian Holdings, Inc.* 2 23
Playstudios, Inc.* 84 47
Playtika Holding Corp. 53 200
Reservoir Media, Inc.* 19 196
Sphere Entertainment Co.* 25 3,462
Starz Entertainment Corp.* 11 257
Investments
Shares Value
Common Stocks (continued)
Vivid Seats, Inc., Class
a
A* 5 $ 43
17,829
Financial Services — 0.4%
Acacia Research Corp.* 32 149
Alerus Financial Corp. 22 629
Banco Latinoamericano de
Comercio Exterior SA,
Class
a
E 26 1,452
Better Home & Finance Holding
Co.* 6 175
Burford Capital Ltd. 188 872
Cannae Holdings, Inc. 39 578
Cass Information Systems, Inc. 11 506
Compass Diversified Holdings* 63 715
Enact Holdings, Inc. 26 1,087
Essent Group Ltd. 87 5,036
EVERTEC, Inc. 60 1,468
Federal Agricultural Mortgage
Corp., Class
a
C 9 1,600
Finance of America Cos., Inc.,
Class
a
A* 4 80
Flywire Corp.* 110 1,764
HA Sustainable Infrastructure
Capital, Inc. 117 4,797
International Money Express,
Inc.* 26 389
Jackson Financial, Inc., Class
a
A 63 6,496
loanDepot, Inc., Class
a
A* 94 124
Marqeta, Inc., Class
a
A* 335 1,360
Merchants Bancorp 24 1,131
NCR Atleos Corp.* 68 3,033
NewtekOne, Inc. 23 319
NMI Holdings, Inc., Class
a
A* 72 2,585
Onity Group, Inc.* 7 242
Pagseguro Digital Ltd., Class
a
A 168 1,571
Payoneer Global, Inc.* 260 1,352
Paysafe Ltd.* 29 224
Paysign, Inc.* 33 240
PennyMac Financial Services,
Inc. 27 2,264
Priority Technology Holdings,
Inc.* 26 166
Radian Group, Inc. 127 4,337
Remitly Global, Inc.* 160 3,203
Repay Holdings Corp., Class
a
A* 63 244
Security National Financial
Corp., Class
a
A* 15 145
Sezzle, Inc.* 15 1,772
StoneCo Ltd., Class
a
A 235 2,691
Velocity Financial, Inc.* 11 192
Walker & Dunlop, Inc. 31 1,556
Waterstone Financial, Inc. 14 259
56,803
Food Products — 0.0%(a)
Alico, Inc. 5 203
B&G Foods, Inc. 73 299
Beyond Meat, Inc.* 392 309
BRC, Inc., Class
a
A* 86 141
Cal-Maine Foods, Inc. 41 3,064

See accompanying notes to the financial statements.
HEDGE REPLICATION ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
Dole plc 63 $ 881
Forafric Global plc* 5 51
Fresh Del Monte Produce, Inc. 31 996
Hain Celestial Group, Inc. (The)* 85 67
J & J Snack Foods Corp. 14 1,066
John B Sanfilippo & Son, Inc. 7 524
Lifeway Foods, Inc.* 5 119
Limoneira Co. 16 204
Mama's Creations, Inc.* 34 469
Marzetti Co. (The) 19 2,127
Mission Produce, Inc.* 56 620
Seneca Foods Corp., Class
a
A* 4 575
Simply Good Foods Co. (The)* 80 922
Tootsie Roll Industries, Inc. 18 679
Utz Brands, Inc. 69 505
Vital Farms, Inc.* 32 320
Westrock Coffee Co.* 34 273
14,414
Gas Utilities — 0.1%
Brookfield Infrastructure Corp.,
Class
a
A 113 4,693
Chesapeake Utilities Corp. 22 2,713
New Jersey Resources Corp. 94 5,193
Northwest Natural Holding Co. 39 1,891
ONE Gas, Inc. 56 4,353
RGC Resources, Inc. 8 184
Southwest Gas Holdings, Inc. 64 5,517
Spire, Inc. 55 4,524
29,068
Ground Transportation — 0.0%(a)
ArcBest Corp. 21 2,870
Covenant Logistics Group, Inc.,
Class
a
A 14 556
FTAI Infrastructure, Inc. 102 455
Heartland Express, Inc. 41 615
Hertz Global Holdings, Inc.* 112 605
Marten Transport Ltd. 55 948
PAMT Corp.* 4 54
Proficient Auto Logistics, Inc.* 23 126
RXO, Inc.* 152 3,888
Universal Logistics Holdings,
Inc. 6 95
Werner Enterprises, Inc. 54 2,242
12,454
Health Care Equipment & Supplies — 0.3%
Accuray, Inc.* 93 35
Acme United Corp. 3 127
Alphatec Holdings, Inc.* 110 852
AngioDynamics, Inc.* 35 402
Anteris Technologies Global
Corp.* 74 638
Artivion, Inc.* 41 910
AtriCure, Inc.* 45 1,245
Avanos Medical, Inc.* 42 1,042
Axogen, Inc.* 45 1,777
Beta Bionics, Inc.* 36 436
Bioventus, Inc., Class
a
A* 44 374
Investments
Shares Value
Common Stocks (continued)
Butterfly Network, Inc.* 183 $ 833
CapsoVision, Inc.* 26 176
Carlsmed, Inc.* 8 91
Ceribell, Inc.* 25 461
Cerus Corp.* 173 526
ClearPoint Neuro, Inc.* 26 329
CONMED Corp. 29 1,035
CVRx, Inc.* 15 84
Delcath Systems, Inc.* 28 302
Electromed, Inc.* 6 226
Embecta Corp. 56 189
Enovis Corp.* 53 1,202
Glaukos Corp.* 52 5,374
Haemonetics Corp.* 44 2,984
ICU Medical, Inc.* 23 3,114
Inogen, Inc.* 22 143
Integer Holdings Corp.* 32 2,860
Integra LifeSciences Holdings
Corp.* 63 1,011
iRadimed Corp. 8 725
IRhythm Holdings, Inc.* 30 3,417
Kestra Medical Technologies
Ltd.* 25 532
KORU Medical Systems, Inc.* 40 162
Lantheus Holdings, Inc.* 61 6,057
LeMaitre Vascular, Inc. 20 1,893
LENSAR, Inc.* 9 52
LivaNova plc* 51 3,764
Lucid Diagnostics, Inc.* 84 87
Merit Medical Systems, Inc.* 55 3,468
Myomo, Inc.* 34 37
Neogen Corp.* 204 1,830
Neuronetics, Inc.* 35 54
NeuroPace, Inc.* 24 397
Novocure Ltd.* 95 1,619
Omnicell, Inc.* 42 1,854
OraSure Technologies, Inc.* 65 280
Orthofix Medical, Inc.* 37 343
OrthoPediatrics Corp.* 16 275
Outset Medical, Inc.* 16 78
Picard Medical, Inc.* 5 1
Procept Biorobotics Corp.* 50 1,316
Pro-Dex, Inc.* 2 130
Pulmonx Corp.* 35 58
Pulse Biosciences, Inc.* 17 425
QuidelOrtho Corp.* 63 820
RxSight, Inc.* 37 197
Sanara Medtech, Inc.* 3 68
SANUWAVE Health, Inc.* 7 115
Shoulder Innovations, Inc.* 10 147
SI-BONE, Inc.* 36 508
Sight Sciences, Inc.* 39 190
STAAR Surgical Co.* 32 956
Stereotaxis, Inc.* 58 115
Strive, Inc., Class
a
A* 49 866
Tactile Systems Technology,
Inc.* 21 517
Tandem Diabetes Care, Inc.* 63 1,084
TransMedics Group, Inc.* 31 2,083
Treace Medical Concepts, Inc.* 45 156

See accompanying notes to the financial statements.
MAY 31, 2026 :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
UFP Technologies, Inc.* 7 $ 1,541
Utah Medical Products, Inc. 3 199
Varex Imaging Corp.* 39 399
67,593
Health Care Providers & Services — 0.5%
Accendra Health, Inc.* 70 199
AdaptHealth Corp., Class
a
A* 95 962
Addus HomeCare Corp.* 17 1,559
agilon health, Inc.* 13 1,200
AirSculpt Technologies, Inc.* 11 59
Alignment Healthcare, Inc.* 183 2,804
AMN Healthcare Services, Inc.* 36 1,043
Ardent Health, Inc.* 22 203
Astrana Health, Inc.* 38 1,430
Aveanna Healthcare Holdings,
Inc.* 51 366
BrightSpring Health Services,
Inc.* 121 7,463
Brookdale Senior Living, Inc.* 217 2,793
Castle Biosciences, Inc.* 27 569
Clover Health Investments
Corp., Class
a
A* 382 1,520
Community Health Systems,
Inc.* 120 326
Concentra Group Holdings
Parent, Inc. 109 2,711
CorVel Corp.* 27 1,667
Cross Country Healthcare, Inc.* 29 380
DocGo, Inc.* 84 55
Ensign Group, Inc. (The) 53 8,885
Fulgent Genetics, Inc.* 20 363
GeneDx Holdings Corp.,
Class
a
A* 18 936
Guardant Health, Inc.* 116 15,044
Guardian Pharmacy Services,
Inc., Class
a
A* 21 814
HealthEquity, Inc.* 79 6,951
Hims & Hers Health, Inc.* 192 5,021
Innovage Holding Corp.* 19 144
Joint Corp. (The)* 8 71
LifeStance Health Group, Inc.* 155 1,195
Lumexa Imaging Holdings, Inc.* 24 187
Nano-X Imaging Ltd.* 65 125
National HealthCare Corp. 12 2,213
NeoGenomics, Inc.* 121 1,273
NRC Health 11 215
Nutex Health, Inc.* 5 646
Omada Health, Inc.* 31 557
Oncology Institute, Inc. (The)* 75 352
OPKO Health, Inc.* 385 562
Option Care Health, Inc.* 149 3,110
PACS Group, Inc.* 41 1,503
Pediatrix Medical Group, Inc.* 80 1,723
Pennant Group, Inc. (The)* 32 1,096
Privia Health Group, Inc.* 109 2,345
Progyny, Inc.* 70 1,789
RadNet, Inc.* 64 3,554
SBC Medical Group Holdings,
Inc.* 11 35
Select Medical Holdings Corp. 100 1,650
Investments
Shares Value
Common Stocks (continued)
Sonida Senior Living, Inc.* 5 $ 177
Strata Critical Medical, Inc.* 65 410
Surgery Partners, Inc.* 72 962
Talkspace, Inc.* 133 692
US Physical Therapy, Inc. 14 900
Viemed Healthcare, Inc.* 31 305
93,114
Health Care REITs — 0.2%
American Healthcare REIT, Inc. 167 8,165
CareTrust REIT, Inc. 210 8,572
Chiron Real Estate, Inc., REIT 12 432
Community Healthcare Trust,
Inc., REIT 26 448
Diversified Healthcare Trust,
REIT 205 1,706
LTC Properties, Inc., REIT 44 1,646
National Health Investors, Inc.,
REIT 44 3,225
Sabra Health Care REIT, Inc. 233 4,634
Sila Realty Trust, Inc., REIT 52 1,572
Strawberry Fields REIT, Inc. 7 92
Universal Health Realty Income
Trust, REIT 12 497
30,989
Health Care Technology — 0.0%(a)
Claritev Corp.* 9 226
Definitive Healthcare Corp.,
Class
a
A* 28 26
Evolent Health, Inc., Class
a
A* 104 411
Health Catalyst, Inc.* 60 83
HealthStream, Inc. 22 549
HeartFlow, Inc.* 19 589
LifeMD, Inc.* 37 158
OptimizeRx Corp.* 15 78
Phreesia, Inc.* 54 532
Schrodinger, Inc.* 53 806
Simulations Plus, Inc.* 16 274
Teladoc Health, Inc.* 166 1,263
TruBridge, Inc.* 9 234
Waystar Holding Corp.* 103 2,051
7,280
Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc. 209 3,070
Braemar Hotels & Resorts, Inc.,
REIT 52 128
Chatham Lodging Trust, REIT 44 477
DiamondRock Hospitality Co.,
REIT 190 2,088
Pebblebrook Hotel Trust, REIT 105 1,601
RLJ Lodging Trust, REIT 116 1,129
Ryman Hospitality Properties,
Inc., REIT 58 6,678
Service Properties Trust, REIT 510 913
Summit Hotel Properties, Inc.,
REIT 100 577
Sunstone Hotel Investors, Inc.,
REIT 170 1,839

See accompanying notes to the financial statements.
HEDGE REPLICATION ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
Xenia Hotels & Resorts, Inc.,
REIT 89 $ 1,546
20,046
Hotels, Restaurants & Leisure — 0.2%
Accel Entertainment, Inc.,
Class
a
A* 47 559
Bally's Corp.* 9 128
Biglari Holdings, Inc., Class
a
B* 1 290
BJ's Restaurants, Inc.* 18 847
Black Rock Coffee Bar, Inc.,
Class
a
A* 16 133
Bloomin' Brands, Inc. 79 667
Brightstar Lottery plc 98 1,101
Brinker International, Inc.* 41 5,838
Cheesecake Factory, Inc. (The) 43 2,840
Cracker Barrel Old Country
Store, Inc. 21 710
Dave & Buster's Entertainment,
Inc.* 25 334
Dine Brands Global, Inc. 13 408
El Pollo Loco Holdings, Inc.* 26 387
First Watch Restaurant Group,
Inc.* 56 651
Genius Sports Ltd.* 205 1,201
Global Business Travel Group I* 122 1,139
Hilton Grand Vacations, Inc.* 57 2,965
Inspired Entertainment, Inc.* 23 177
Jack in the Box, Inc.* 16 199
Krispy Kreme, Inc.* 72 253
Kura Sushi USA, Inc., Class
a
A* 6 337
Life Time Group Holdings, Inc.* 141 4,664
Lindblad Expeditions Holdings,
Inc.* 36 826
Marriott Vacations Worldwide
Corp. 26 2,207
Monarch Casino & Resort, Inc. 12 1,443
Nathan's Famous, Inc. 3 303
Navan, Inc., Class
a
A* 35 748
Papa John's International, Inc. 31 1,060
Portillo's, Inc., Class
a
A* 62 266
Pursuit Attractions and
Hospitality, Inc.* 20 895
RCI Hospitality Holdings, Inc. 7 178
Red Rock Resorts, Inc., Class
a
A 46 2,685
Rush Street Interactive, Inc.* 86 2,179
Sabre Corp.* 346 609
Serve Robotics, Inc.* 61 570
Shake Shack, Inc., Class
a
A* 36 2,315
Six Flags Entertainment Corp.* 90 1,891
Super Group SGHC Ltd. 149 1,855
Sweetgreen, Inc., Class
a
A* 97 966
Target Hospitality Corp.* 30 521
United Parks & Resorts, Inc.* 25 1,003
Xponential Fitness, Inc.,
Class
a
A* 26 143
48,491
Household Durables — 0.2%
Bassett Furniture Industries,
Inc. 8 120
Investments
Shares Value
Common Stocks (continued)
Beazer Homes USA, Inc.* 26 $ 660
Cavco Industries, Inc.* 7 3,756
Century Communities, Inc. 24 1,268
Champion Homes, Inc.* 52 3,829
Cricut, Inc., Class
a
A 44 183
Dream Finders Homes, Inc.,
Class
a
A* 28 433
Ethan Allen Interiors, Inc. 22 454
Flexsteel Industries, Inc. 3 173
Green Brick Partners, Inc.* 29 1,951
Hamilton Beach Brands Holding
Co., Class
a
A 7 142
Helen of Troy Ltd.* 21 570
Hovnanian Enterprises, Inc.,
Class
a
A* 5 552
Installed Building Products, Inc. 22 4,620
KB Home 58 2,834
La-Z-Boy, Inc. 39 1,466
Legacy Housing Corp.* 8 192
Leggett & Platt, Inc. 125 1,284
LGI Homes, Inc.* 19 908
Lovesac Co. (The)* 12 185
M/I Homes, Inc.* 24 3,159
Meritage Homes Corp. 63 4,110
Sonos, Inc.* 112 1,767
Taylor Morrison Home Corp.,
Class
a
A* 90 5,265
Traeger, Inc.* 1 70
39,951
Household Products — 0.0%(a)
Central Garden & Pet Co.* 8 308
Central Garden & Pet Co.,
Class
a
A* 46 1,570
Energizer Holdings, Inc. 59 1,075
Oil-Dri Corp. of America 9 690
Spectrum Brands Holdings, Inc. 21 1,652
WD-40 Co. 13 2,600
7,895
Independent Power and Renewable Electricity Producers — 0.1%
Hallador Energy Co.* 32 616
Montauk Renewables, Inc.* 63 110
Ormat Technologies, Inc. 57 7,822
8,548
Industrial Conglomerates — 0.0%(a)
Brookfield Business Corp.,
Class
a
A 22 722
Industrial REITs — 0.1%
Industrial Logistics Properties
Trust, REIT 52 466
Innovative Industrial Properties,
Inc., REIT 26 1,508
LXP Industrial Trust, REIT 55 2,840
One Liberty Properties, Inc.,
REIT 17 400
Terreno Realty Corp., REIT 96 6,306
11,520

See accompanying notes to the financial statements.
MAY 31, 2026 :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
Insurance — 0.2%
Abacus Global Management,
Inc. 38 $ 341
American Coastal Insurance
Corp. 23 240
American Integrity Insurance
Group, Inc. 11 180
AMERISAFE, Inc. 18 552
Ategrity Specialty Holdings
LLC* 9 176
Baldwin Insurance Group, Inc.
(The), Class
a
A* 89 1,728
Bowhead Specialty Holdings,
Inc.* 17 453
Citizens, Inc., Class
a
A* 42 218
CNO Financial Group, Inc. 88 4,045
Crawford & Co., Class
a
A 15 157
Donegal Group, Inc., Class
a
A 16 272
eHealth, Inc.* 27 42
Employers Holdings, Inc. 21 913
Exzeo Group, Inc.* 7 97
F&G Annuities & Life, Inc. 35 970
Genworth Financial, Inc.,
Class
a
A* 370 3,167
GoHealth, Inc., Class
a
A* 9 6
Goosehead Insurance, Inc.,
Class
a
A* 22 757
Greenlight Capital Re Ltd.,
Class
a
A* 24 376
Hamilton Insurance Group Ltd.,
Class
a
B 41 1,214
HCI Group, Inc. 10 1,541
Heritage Insurance Holdings,
Inc.* 23 499
Hippo Holdings, Inc.* 17 440
Horace Mann Educators Corp. 38 1,738
Investors Title Co. 1 235
James River Group Holdings,
Inc. 34 133
Kestrel Group Ltd.* 3 34
Kingstone Cos., Inc. 10 149
Kingsway Corp.* 20 200
Lemonade, Inc.* 58 3,364
MBIA, Inc.* 43 252
Mercury General Corp. 25 2,451
NI Holdings, Inc.* 6 84
Octave Specialty Group, Inc.* 36 197
Oscar Health, Inc., Class
a
A* 190 4,224
Palomar Holdings, Inc.* 25 2,676
Pelagos Insurance Capital Ltd. 51 1,101
ProAssurance Corp.* 48 1,152
Root, Inc., Class
a
A* 11 573
Safety Insurance Group, Inc. 14 982
Selective Insurance Group, Inc. 56 4,846
Selectquote, Inc.* 131 131
SiriusPoint Ltd.* 96 2,050
Skyward Specialty Insurance
Group, Inc.* 37 1,632
Slide Insurance Holdings, Inc.* 66 1,190
Investments
Shares Value
Common Stocks (continued)
Stewart Information Services
Corp. 28 $ 1,819
Tiptree, Inc., Class
a
A 22 401
Trupanion, Inc.* 35 764
United Fire Group, Inc. 20 887
Universal Insurance Holdings,
Inc. 24 888
52,537
Interactive Media & Services — 0.0%(a)
Angi, Inc., Class
a
A* 33 193
Arena Group Holdings, Inc.
(The)* 12 17
Bumble, Inc., Class
a
A* 67 212
Cargurus, Inc., Class
a
A* 74 2,210
Cars.com, Inc.* 49 504
EverQuote, Inc., Class
a
A* 27 519
fuboTV, Inc., Class
a
A* 27 272
Getty Images Holdings, Inc.* 74 77
Grindr, Inc.* 29 362
MediaAlpha, Inc., Class
a
A* 32 285
Nextdoor Holdings, Inc.* 208 439
QuinStreet, Inc.* 51 639
Rumble, Inc.* 100 919
Shutterstock, Inc. 23 342
Teads Holding Co.* 34 39
Travelzoo* 6 64
TripAdvisor, Inc.* 107 1,196
Webtoon Entertainment, Inc.* 17 209
Yelp, Inc., Class
a
A* 55 1,254
Ziff Davis, Inc.* 37 1,668
ZipRecruiter, Inc., Class
a
A* 60 194
11,614
IT Services — 0.2%
Applied Digital Corp.* 222 10,496
Backblaze, Inc., Class
a
A* 53 439
BigBear.ai Holdings, Inc.* 405 2,041
Commerce.com, Inc., Series 1* 62 194
Crexendo, Inc.* 16 158
CSP, Inc. 6 59
DigitalOcean Holdings, Inc.* 71 11,072
Everforth, Inc.* 39 885
Fastly, Inc., Class
a
A* 132 2,345
Grid Dynamics Holdings, Inc.* 62 446
Hackett Group, Inc. (The) 23 265
Information Services Group,
Inc. 33 149
Rackspace Technology, Inc.* 80 414
TSS, Inc.* 21 346
Tucows, Inc., Class
a
A* 6 91
Unisys Corp.* 62 285
VTEX, Class
a
A* 50 189
Whitefiber, Inc.* 10 297
30,171
Leisure Products — 0.0%(a)
Acushnet Holdings Corp. 26 2,308
American Outdoor Brands, Inc.* 11 111
Callaway Golf Co.* 123 1,894

See accompanying notes to the financial statements.
HEDGE REPLICATION ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
Clarus Corp. 28 $ 86
Escalade, Inc. 10 188
Funko, Inc., Class
a
A* 38 216
JAKKS Pacific, Inc. 8 177
Johnson Outdoors, Inc.,
Class
a
A 6 269
Latham Group, Inc.* 47 248
Malibu Boats, Inc., Class
a
A* 17 467
MasterCraft Boat Holdings,
Inc.* 17 396
Peloton Interactive, Inc.,
Class
a
A* 370 2,368
Polaris, Inc. 50 3,528
Smith & Wesson Brands, Inc. 42 639
Sturm Ruger & Co., Inc. 13 508
13,403
Life Sciences Tools & Services — 0.0%(a)
10X Genomics, Inc., Class
a
A* 105 2,972
Adaptive Biotechnologies
Corp.* 140 2,121
Alpha Teknova, Inc.* 10 54
Atlantic International Corp.* 6 9
Azenta, Inc.* 38 869
BioLife Solutions, Inc.* 39 972
Codexis, Inc.* 83 230
CryoPort, Inc.* 46 722
Cytek Biosciences, Inc.* 110 461
Fortrea Holdings, Inc.* 87 1,339
Ginkgo Bioworks Holdings,
Inc.* 40 375
Lifecore Biomedical, Inc.* 26 131
Maravai LifeSciences Holdings,
Inc., Class
a
A* 102 490
MaxCyte, Inc.* 95 115
Mesa Laboratories, Inc. 5 510
OmniAb, Inc.* 104 281
Pacific Biosciences of
California, Inc.* 258 384
Personalis, Inc.* 47 536
Quanterix Corp.* 39 119
Quantum-Si, Inc.* 158 188
Standard BioTools, Inc.* 269 309
13,187
Machinery — 0.5%
3D Systems Corp.* 133 475
Aebi Schmidt Holding AG 36 449
AirJoule Technologies Corp.* 29 130
Alamo Group, Inc. 10 1,507
Albany International Corp.,
Class
a
A 27 1,747
Alliance Laundry Holdings, Inc.* 41 1,035
Astec Industries, Inc. 21 1,058
Atmus Filtration Technologies,
Inc. 77 3,602
Blue Bird Corp.* 30 2,033
CECO Environmental Corp.* 48 3,588
Chart Industries, Inc.* 42 8,728
Columbus McKinnon Corp. 26 415
Investments
Shares Value
Common Stocks (continued)
Douglas Dynamics, Inc. 21 $ 936
Eastern Co. (The) 5 108
Energy Recovery, Inc.* 48 392
Enerpac Tool Group Corp.,
Class
a
A 50 1,674
Enpro, Inc. 20 6,140
ESCO Technologies, Inc. 24 7,006
Federal Signal Corp. 56 5,975
Franklin Electric Co., Inc. 36 3,542
Gencor Industries, Inc.* 10 141
Gorman-Rupp Co. (The) 20 1,499
Graham Corp.* 10 1,001
Greenbrier Cos., Inc. (The) 28 1,319
Helios Technologies, Inc. 31 2,576
Hillman Solutions Corp.* 185 1,380
Hyster-Yale, Inc. 11 399
JBT Marel Corp. 49 6,585
Kadant, Inc. 11 3,511
Kennametal, Inc. 71 2,329
L B Foster Co., Class
a
A* 9 370
Lindsay Corp. 10 1,093
Luxfer Holdings plc 25 426
Manitowoc Co., Inc. (The)* 32 379
Mayville Engineering Co., Inc.* 12 322
Microvast Holdings, Inc.* 186 288
Miller Industries, Inc. 10 479
Mueller Water Products, Inc.,
Class
a
A 146 3,681
Omega Flex, Inc. 3 91
Palladyne AI Corp.* 28 236
Park-Ohio Holdings Corp. 9 293
Proto Labs, Inc.* 22 1,667
Richtech Robotics, Inc.,
Class
a
B* 158 477
SPX Technologies, Inc.* 45 9,750
Standex International Corp. 11 3,047
Tennant Co. 17 1,464
Terex Corp. 105 6,109
Titan International, Inc.* 45 325
Trinity Industries, Inc. 75 2,433
Wabash National Corp. 37 293
Watts Water Technologies, Inc.,
Class
a
A 26 8,033
Worthington Enterprises, Inc. 29 1,646
114,182
Marine Transportation — 0.0%(a)
Costamare Bulkers Holdings
Ltd.* 8 129
Costamare, Inc. 41 631
Genco Shipping & Trading Ltd. 30 722
Himalaya Shipping Ltd. 26 383
Matson, Inc. 29 5,258
Pangaea Logistics Solutions
Ltd. 28 212
Safe Bulkers, Inc. 48 300
7,635
Media — 0.1%
Advantage Solutions, Inc.* 4 150

See accompanying notes to the financial statements.
MAY 31, 2026 :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
AMC Global Media, Inc.,
Class
a
A* 29 $ 282
Boston Omaha Corp., Class
a
A* 20 258
Cable One, Inc.* 5 263
EchoStar Corp., Class
a
A* 127 16,407
Emerald Holding, Inc. 13 65
Entravision Communications
Corp., Class
a
A 58 527
EW Scripps Co. (The), Class
a
A* 62 210
Gambling.com Group Ltd.* 17 40
Gray Media, Inc. 82 329
Ibotta, Inc., Class
a
A* 10 343
iHeartMedia, Inc., Class
a
A* 114 491
John Wiley & Sons, Inc.,
Class
a
A 38 1,599
Magnite, Inc.* 133 1,906
National CineMedia, Inc. 62 195
Newsmax, Inc., Class
a
B* 44 374
Nexxen International Ltd.* 29 244
Optimum Communications,
Inc., Class
a
A* 244 161
PubMatic, Inc., Class
a
A* 36 420
Scholastic Corp. 19 770
Sinclair, Inc. 36 498
Stagwell, Inc., Class
a
A* 102 715
TechTarget, Inc.* 27 124
Thryv Holdings, Inc.* 30 116
USA Today Co., Inc.* 132 1,031
27,518
Metals & Mining — 0.4%
Alpha Metallurgical Resources,
Inc.* 11 2,189
American Battery Technology
Co.* 116 419
Caledonia Mining Corp. plc 15 356
Century Aluminum Co.* 53 3,496
Coeur Mining, Inc. 955 18,451
Commercial Metals Co. 104 7,909
Compass Minerals
International, Inc.* 29 926
Constellium SE, Class
a
A* 128 4,385
Contango Silver & Gold, Inc.* 20 402
Critical Metals Corp.* 54 605
Dakota Gold Corp.* 84 484
Ferroglobe plc 112 485
Friedman Industries, Inc. 6 140
Hecla Mining Co. 594 10,555
Idaho Strategic Resources, Inc.* 14 547
Ivanhoe Electric, Inc.* 100 1,346
Kaiser Aluminum Corp. 15 2,731
Lifezone Metals Ltd.* 30 157
Materion Corp. 19 4,181
Metallus, Inc.* 34 668
NioCorp Developments Ltd.* 110 635
Novagold Resources, Inc.* 263 2,254
Perpetua Resources Corp.* 81 2,193
Ramaco Resources, Inc.,
Class
a
A* 39 609
Ryerson Holding Corp. 41 1,173
SSR Mining, Inc.* 190 5,932
Investments
Shares Value
Common Stocks (continued)
SunCoke Energy, Inc. 79 $ 712
Tredegar Corp.* 25 195
United States Antimony Corp.* 111 997
US Gold Corp.* 13 210
US Goldmining, Inc.* 3 31
USA Rare Earth, Inc.* 172 4,818
Vox Royalty Corp. 56 327
Warrior Met Coal, Inc. 49 4,632
Worthington Steel, Inc. 31 1,308
86,458
Mortgage Real Estate Investment Trusts (REITs) — 0.0%(a)
ACRES Commercial Realty
Corp.* 6 122
Adamas Trust, Inc. 80 736
Angel Oak Mortgage REIT, Inc. 13 107
Apollo Commercial Real Estate
Finance, Inc. 131 1,436
Arbor Realty Trust, Inc. 182 1,046
Ares Commercial Real Estate
Corp. 49 242
ARMOUR Residential REIT, Inc. 106 1,818
Blackstone Mortgage Trust,
Inc., Class
a
A 149 2,724
BrightSpire Capital, Inc.,
Class
a
A 121 698
Chicago Atlantic Real Estate
Finance, Inc. 17 193
Chimera Investment Corp. 77 1,049
Claros Mortgage Trust, Inc.* 86 209
Dynex Capital, Inc. 187 2,448
Ellington Financial, Inc. 114 1,547
Franklin BSP Realty Trust, Inc. 77 668
Invesco Mortgage Capital, Inc. 72 567
KKR Real Estate Finance Trust,
Inc. 52 347
Ladder Capital Corp., Class
a
A 107 1,094
Lument Finance Trust, Inc. 43 45
MFA Financial, Inc. 96 922
Nexpoint Real Estate Finance,
Inc. 6 94
Orchid Island Capital, Inc. 173 1,173
PennyMac Mortgage
Investment Trust 82 858
Ready Capital Corp. 137 244
Redwood Trust, Inc. 118 640
Rithm Property Trust, Inc. 7 102
Seven Hills Realty Trust 21 179
Sunrise Realty Trust, Inc. 9 80
TPG Mortgage Investment
Trust, Inc. 27 208
TPG RE Finance Trust, Inc. 67 563
Two Harbors Investment Corp. 98 1,208
23,367
Multi-Utilities — 0.0%(a)
Avista Corp. 76 3,152
Black Hills Corp. 71 5,170
Northwestern Energy Group,
Inc. 58 4,095

See accompanying notes to the financial statements.
HEDGE REPLICATION ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
Unitil Corp. 17 $ 850
13,267
Office REITs — 0.0%(a)
Brandywine Realty Trust, REIT 161 499
COPT Defense Properties, REIT 107 3,430
Douglas Emmett, Inc., REIT 151 1,758
Easterly Government
Properties, Inc., Class
a
A, REIT 40 959
Empire State Realty Trust, Inc.,
Class
a
A, REIT 131 751
Franklin Street Properties
Corp., REIT 86 45
Hudson Pacific Properties, Inc.,
REIT* 51 611
JBG SMITH Properties, REIT 56 822
NET Lease Office Properties,
REIT 14 168
Piedmont Realty Trust, Inc.,
Class
a
A, REIT* 116 964
Postal Realty Trust, Inc.,
Class
a
A, REIT 23 530
SL Green Realty Corp., REIT 67 3,042
13,579
Oil, Gas & Consumable Fuels — 0.5%
Ardmore Shipping Corp. 32 515
BKV Corp.* 24 637
California Resources Corp. 69 4,091
Calumet, Inc.* 64 2,270
Centrus Energy Corp., Class
a
A* 16 2,920
Clean Energy Fuels Corp.* 163 333
CNX Resources Corp.* 129 4,346
Comstock Resources, Inc.* 69 920
Core Natural Resources, Inc. 48 4,245
Crescent Energy Co., Class
a
A 241 2,786
CVR Energy, Inc. 29 963
Delek US Holdings, Inc. 55 2,448
DHT Holdings, Inc. 126 2,056
Diversified Energy Co. 59 859
Dorian LPG Ltd. 35 1,408
Empire Petroleum Corp.* 15 38
Encore Energy Corp.* 172 275
Energy Fuels, Inc.* 220 4,008
Epsilon Energy Ltd. 20 113
Evolution Petroleum Corp. 30 127
Excelerate Energy, Inc., Class
a
A 22 725
FLEX LNG Ltd. 29 863
FutureFuel Corp. 24 99
Gevo, Inc.* 219 407
Golar LNG Ltd. 91 4,527
Granite Ridge Resources, Inc. 51 248
Green Plains, Inc.* 64 1,003
Gulfport Energy Corp.* 15 2,529
HighPeak Energy, Inc. 21 149
Infinity Natural Resources, Inc.,
Class
a
A* 15 203
International Seaways, Inc. 38 2,933
Kinetik Holdings, Inc., Class
a
A 44 2,022
Kolibri Global Energy, Inc.* 28 143
Investments
Shares Value
Common Stocks (continued)
Kosmos Energy Ltd.* 443 $ 1,240
Lightbridge Corp.* 27 310
Magnolia Oil & Gas Corp.,
Class
a
A 169 4,624
Murphy Oil Corp. 126 4,560
NACCO Industries, Inc.,
Class
a
A 4 202
Navigator Holdings Ltd. 27 586
New Fortress Energy, Inc.* 164 92
NextDecade Corp.* 164 1,297
NextNRG, Inc.* 41 26
Nordic American Tankers Ltd. 192 989
Northern Oil & Gas, Inc. 90 1,959
OPAL Fuels, Inc., Class
a
A* 20 45
Par Pacific Holdings, Inc.* 46 2,583
PBF Energy, Inc., Class
a
A 78 3,175
Peabody Energy Corp. 114 3,084
Prairie Operating Co.* 32 29
REX American Resources
Corp.* 27 1,263
Riley Exploration Permian, Inc. 14 466
Sable Offshore Corp.* 116 1,699
SandRidge Energy, Inc. 29 425
Scorpio Tankers, Inc. 42 3,129
SFL Corp. Ltd. 113 1,248
SM Energy Co. 233 7,155
Summit Midstream Corp.* 8 213
Talos Energy, Inc.* 119 1,746
Teekay Corp. Ltd. 50 574
Teekay Tankers Ltd., Class
a
A 22 1,548
Uranium Energy Corp.* 446 6,141
VAALCO Energy, Inc. 97 506
Verde Clean Fuels, Inc.* 4 6
Vitesse Energy, Inc. 28 484
W&T Offshore, Inc. 93 342
World Kinect Corp. 51 1,469
XCF Global, Inc., Class
a
A* 46 23
104,447
Paper & Forest Products — 0.0%(a)
Clearwater Paper Corp.* 15 244
Magnera Corp.* 30 341
Sylvamo Corp. 31 1,217
1,802
Passenger Airlines — 0.1%
Allegiant Travel Co.* 21 1,924
flyExclusive, Inc.* 8 20
Frontier Group Holdings, Inc.* 54 327
JetBlue Airways Corp.* 278 1,521
Joby Aviation, Inc.* 548 6,521
SkyWest, Inc.* 38 3,255
13,568
Personal Care Products — 0.0%(a)
Edgewell Personal Care Co. 42 736
FitLife Brands, Inc.* 4 41
Herbalife Ltd.* 96 1,148
Honest Co., Inc. (The)* 89 312
Interparfums, Inc. 17 1,604

See accompanying notes to the financial statements.
MAY 31, 2026 :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
Lifevantage Corp. 10 $ 79
Medifast, Inc.* 10 125
Nature's Sunshine Products,
Inc.* 16 340
Niagen Bioscience, Inc.* 49 189
Nu Skin Enterprises, Inc.,
Class
a
A 45 261
Olaplex Holdings, Inc.* 131 267
SkinHealth Systems, Inc.* 108 84
USANA Health Sciences, Inc.* 10 183
Waldencast plc, Class
a
A* 45 55
5,424
Pharmaceuticals — 0.3%
Aardvark Therapeutics, Inc.* 12 49
Aclaris Therapeutics, Inc.* 86 391
Alumis, Inc.* 64 1,382
Amneal Pharmaceuticals, Inc.* 141 1,857
Amphastar Pharmaceuticals,
Inc.* 34 641
Amylyx Pharmaceuticals, Inc.* 85 1,220
ANI Pharmaceuticals, Inc.* 18 1,413
Aquestive Therapeutics, Inc.* 95 382
Arvinas, Inc.* 52 467
Atea Pharmaceuticals, Inc.* 65 304
Axsome Therapeutics, Inc.* 39 9,145
BioAge Labs, Inc.* 28 484
Biote Corp., Class
a
A* 27 54
Collegium Pharmaceutical, Inc.* 29 975
CorMedix, Inc.* 69 582
Crinetics Pharmaceuticals, Inc.* 91 3,235
Definium Therapeutics, Inc.* 92 2,225
Edgewise Therapeutics, Inc.* 63 2,152
Enliven Therapeutics, Inc.* 37 1,464
Esperion Therapeutics, Inc.* 225 704
Eton Pharmaceuticals, Inc.* 24 731
Evolus, Inc.* 52 341
EyePoint, Inc.* 72 978
Fulcrum Therapeutics, Inc.* 56 388
Harmony Biosciences Holdings,
Inc.* 41 1,295
Harrow, Inc.* 29 1,021
Indivior Pharmaceuticals, Inc.* 113 4,070
Innoviva, Inc.* 70 1,499
Journey Medical Corp.* 19 120
LB Pharmaceuticals, Inc.* 18 503
LENZ Therapeutics, Inc.* 19 148
Ligand Pharmaceuticals, Inc.* 18 4,175
Liquidia Corp.* 61 3,773
Maze Therapeutics, Inc.* 25 662
MBX Biosciences, Inc.* 27 850
MediWound Ltd.* 9 129
Nuvation Bio, Inc.* 225 1,075
Ocular Therapeutix, Inc.* 176 1,586
Omeros Corp.* 64 707
Pacira BioSciences, Inc.* 38 882
Phathom Pharmaceuticals, Inc.* 43 412
Phibro Animal Health Corp.,
Class
a
A 19 585
Investments
Shares Value
Common Stocks (continued)
Prestige Consumer Healthcare,
Inc.* 45 $ 2,139
Rapport Therapeutics, Inc.* 27 1,067
Septerna, Inc.* 20 604
SIGA Technologies, Inc. 38 178
Supernus Pharmaceuticals,
Inc.* 52 2,401
Tarsus Pharmaceuticals, Inc.* 37 2,198
Theravance Biopharma, Inc.* 36 578
Third Harmonic Bio, Inc.*‡ 30 —
Trevi Therapeutics, Inc.* 89 1,258
Tvardi Therapeutics, Inc.* 6 20
WaVe Life Sciences Ltd.* 131 862
Xeris Biopharma Holdings, Inc.* 149 918
Zevra Therapeutics, Inc.* 52 603
67,882
Professional Services — 0.2%
Alight, Inc., Class
a
A 434 409
Asure Software, Inc.* 22 203
Barrett Business Services, Inc. 23 748
BlackSky Technology, Inc.* 30 1,454
CBIZ, Inc.* 46 1,527
Conduent, Inc.* 132 228
CRA International, Inc. 6 832
Exponent, Inc. 47 2,741
Falcon's Beyond Global, Inc.,
Class
a
A* 16 248
First Advantage Corp.* 74 1,184
Forrester Research, Inc.* 11 78
Franklin Covey Co.* 9 213
HireQuest, Inc. 5 66
Huron Consulting Group, Inc.* 16 1,718
IBEX Holdings Ltd.* 9 285
ICF International, Inc. 17 1,170
Innodata, Inc.* 29 3,044
Insperity, Inc. 34 1,172
Kelly Services, Inc., Class
a
A 29 337
Kforce, Inc. 16 752
Korn Ferry 49 3,429
Legalzoom.com, Inc.* 117 736
Maximus, Inc. 51 3,158
Mistras Group, Inc.* 10 176
Planet Labs PBC* 253 12,938
Public Policy Holding Co., Inc.
(b) 4 42
RCM Technologies, Inc.* 5 108
Resolute Holdings
Management, Inc.* 4 476
Resources Connection, Inc. 29 131
Skillsoft Corp.* 5 36
Spire Global, Inc.* 27 617
TIC Solutions, Inc.* 189 1,544
TriNet Group, Inc. 28 1,279
TrueBlue, Inc.* 27 168
TTEC Holdings, Inc.* 19 52
Upwork, Inc.* 115 1,014
Verra Mobility Corp., Class
a
A* 149 672
Willdan Group, Inc.* 13 1,181
46,166

See accompanying notes to the financial statements.
HEDGE REPLICATION ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
Real Estate Management & Development — 0.1%
American Realty Investors, Inc.* 1 $ 15
Compass, Inc., Class
a
A* 600 4,938
Cushman & Wakefield Ltd.* 216 2,687
Douglas Elliman, Inc.* 69 124
eXp World Holdings, Inc. 84 413
Forestar Group, Inc.* 18 494
FRP Holdings, Inc.* 11 254
Kennedy-Wilson Holdings, Inc. 113 1,244
Logistic Properties of The
Americas, Class
a
A* 3 9
Marcus & Millichap, Inc. 22 621
Maui Land & Pineapple Co.,
Inc.* 6 102
Newmark Group, Inc., Class
a
A 142 1,984
RE/MAX Holdings, Inc.,
Class
a
A* 17 162
Real Brokerage, Inc. (The)* 132 238
RMR Group, Inc. (The), Class
a
A 15 299
Seaport Entertainment Group,
Inc.* 7 177
St Joe Co. (The) 36 2,291
Stratus Properties, Inc.* 6 172
Tejon Ranch Co.* 20 387
Transcontinental Realty
Investors, Inc.* 1 39
16,650
Residential REITs — 0.0%(a)
BRT Apartments Corp., REIT 10 145
Centerspace, REIT 16 1,080
Clipper Realty, Inc., REIT 13 41
Independence Realty Trust,
Inc., REIT 225 3,652
NexPoint Residential Trust, Inc.,
REIT 21 610
UMH Properties, Inc., REIT 75 1,127
6,655
Retail REITs — 0.2%
Acadia Realty Trust, REIT 123 2,708
Alexander's, Inc., REIT 2 492
CBL & Associates Properties,
Inc., REIT 17 818
Curbline Properties Corp., REIT 91 2,651
FrontView REIT, Inc. 19 337
Getty Realty Corp., REIT 51 1,659
InvenTrust Properties Corp.,
REIT 73 2,419
Kite Realty Group Trust, REIT 203 5,566
Macerich Co. (The), REIT 259 5,833
NETSTREIT Corp., REIT 79 1,601
Phillips Edison & Co., Inc., REIT 118 4,738
Saul Centers, Inc., REIT 12 416
SITE Centers Corp., REIT 47 237
Tanger, Inc., REIT 106 3,823
Urban Edge Properties, REIT 119 2,670
Whitestone REIT 42 801
36,769
Investments
Shares Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment — 0.9%
ACM Research, Inc., Class
a
A* 48 $ 4,155
Aehr Test Systems* 27 2,493
Aeluma, Inc.* 12 259
Alpha & Omega Semiconductor
Ltd.* 24 1,088
Ambarella, Inc.* 39 2,815
Ambiq Micro, Inc.* 17 1,354
Atomera, Inc.* 28 279
Axcelis Technologies, Inc.* 29 4,362
Blaize Holdings, Inc.* 82 144
CEVA, Inc.* 25 1,000
Cohu, Inc.* 43 2,268
Credo Technology Group
Holding Ltd.* 151 35,641
Diodes, Inc.* 43 4,529
FormFactor, Inc.* 73 9,095
Ichor Holdings Ltd.* 32 2,289
Impinj, Inc.* 26 3,926
indie Semiconductor, Inc.,
Class
a
A* 187 933
Kopin Corp.* 160 914
Kulicke & Soffa Industries, Inc. 48 4,891
MaxLinear, Inc., Class
a
A* 76 7,063
Navitas Semiconductor Corp.,
Class
a
A* 190 5,054
NVE Corp. 5 490
PDF Solutions, Inc.* 30 1,465
Penguin Solutions, Inc.* 49 2,736
Photronics, Inc.* 53 1,715
Power Integrations, Inc. 52 4,368
Rambus, Inc.* 101 14,692
Rigetti Computing, Inc.* 305 7,790
Semtech Corp.* 87 13,271
Silicon Laboratories, Inc.* 30 6,528
SiTime Corp.* 21 14,914
SkyWater Technology, Inc.* 33 1,286
Synaptics, Inc.* 36 4,942
T1 Energy, Inc.* 190 2,006
Ultra Clean Holdings, Inc.* 42 3,594
Veeco Instruments, Inc.* 56 3,228
177,577
Software — 0.8%
8x8, Inc.* 128 265
A10 Networks, Inc. 67 2,019
ACI Worldwide, Inc.* 97 4,236
Adeia, Inc. 102 2,725
Agilysys, Inc.* 24 2,077
Airship AI Holdings, Inc.* 21 63
Alarm.com Holdings, Inc.* 45 2,030
Alkami Technology, Inc.* 64 1,163
Amplitude, Inc., Class
a
A* 92 719
Appian Corp., Class
a
A* 37 866
Arteris, Inc.* 29 1,043
Asana, Inc., Class
a
A* 82 631
AudioEye, Inc.* 7 54
AvePoint, Inc.* 140 1,527
Bit Digital, Inc.* 301 608

See accompanying notes to the financial statements.
MAY 31, 2026 :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
Bitdeer Technologies Group,
Class
a
A* 114 $ 1,994
Blackbaud, Inc.* 35 1,074
BlackLine, Inc.* 46 1,352
Blend Labs, Inc., Class
a
A* 184 329
Box, Inc., Class
a
A* 131 3,532
Braze, Inc., Class
a
A* 82 2,102
C3.ai, Inc., Class
a
A* 120 1,292
Cerence, Inc.* 41 527
Chaince Digital Holdings, Inc.* 36 296
Cipher Digital, Inc.* 303 7,166
Cleanspark, Inc.* 236 4,316
Clear Secure, Inc., Class
a
A 83 4,602
Clearwater Analytics Holdings,
Inc., Class
a
A* 261 6,353
Commvault Systems, Inc.* 41 4,869
Consensus Cloud Solutions,
Inc.* 18 618
Core Scientific, Inc.* 271 7,276
CS Disco, Inc.* 25 100
Daily Journal Corp.* 1 517
Digimarc Corp.* 15 221
Digital Turbine, Inc.* 101 887
Domo, Inc., Class
a
B* 32 133
D-Wave Quantum, Inc.* 342 10,308
eGain Corp.* 15 111
EverCommerce, Inc.* 13 146
Expensify, Inc., Class
a
A* 56 66
Five9, Inc.* 73 1,778
Freshworks, Inc., Class
a
A* 195 1,893
Hut 8 Corp.* 92 11,484
I3 Verticals, Inc., Class
a
A* 21 428
Intapp, Inc.* 53 1,224
InterDigital, Inc. 24 6,050
Kaltura, Inc.* 74 113
Life360, Inc.* 19 807
LiveRamp Holdings, Inc.* 58 2,179
MARA Holdings, Inc.* 355 5,105
Mitek Systems, Inc.* 42 722
N-able, Inc.* 66 244
NCR Voyix Corp.* 130 935
NextNav, Inc.* 89 1,835
OneSpan, Inc. 35 505
Ooma, Inc.* 24 424
Pagaya Technologies Ltd.,
Class
a
A* 56 847
PagerDuty, Inc.* 82 816
PAR Technology Corp.* 37 571
Porch Group, Inc.* 82 854
Progress Software Corp.* 39 1,280
Q2 Holdings, Inc.* 58 2,746
Qualys, Inc.* 34 3,716
Rapid7, Inc.* 61 511
Red Violet, Inc.* 11 625
ReposiTrak, Inc. 12 124
Rezolve AI plc* 208 620
Rimini Street, Inc.* 46 180
Riot Platforms, Inc.* 326 8,838
Silvaco Group, Inc.* 8 77
SoundHound AI, Inc., Class
a
A* 362 3,258
Investments
Shares Value
Common Stocks (continued)
SoundThinking, Inc.* 9 $ 68
Sprinklr, Inc., Class
a
A* 107 597
Sprout Social, Inc., Class
a
A* 50 374
SPS Commerce, Inc.* 36 2,043
Telos Corp.* 48 230
Tenable Holdings, Inc.* 111 3,134
Terawulf, Inc.* 322 8,230
Varonis Systems, Inc., Class
a
B* 109 3,722
Vertex, Inc., Class
a
A* 66 881
Via Transportation, Inc.,
Class
a
A* 10 152
Viant Technology, Inc., Class
a
A* 14 178
Weave Communications, Inc.* 62 373
Workiva, Inc., Class
a
A* 47 2,340
Xperi, Inc.* 42 334
Yext, Inc.* 95 397
Zeta Global Holdings Corp.,
Class
a
A* 197 4,509
168,564
Specialized REITs — 0.0%(a)
Farmland Partners, Inc., REIT 36 370
Four Corners Property Trust,
Inc., REIT 99 2,465
Gladstone Land Corp., REIT 33 313
Outfront Media, Inc., REIT 139 4,481
Safehold, Inc., REIT 52 778
Smartstop Self Storage REIT,
Inc., REIT 52 1,625
10,032
Specialty Retail — 0.3%
1-800-Flowers.com, Inc.,
Class
a
A* 22 101
Abercrombie & Fitch Co.,
Class
a
A* 42 3,243
Academy Sports & Outdoors,
Inc. 62 3,274
Advance Auto Parts, Inc. 56 3,373
American Eagle Outfitters, Inc. 149 2,354
America's Car-Mart, Inc.* 7 86
Arhaus, Inc., Class
a
A 48 325
Arko Corp. 66 512
Asbury Automotive Group, Inc.* 18 3,379
BARK, Inc.* 4 40
Barnes & Noble Education, Inc.* 15 155
Bed Bath & Beyond, Inc.* 64 392
Boot Barn Holdings, Inc.* 29 4,926
Buckle, Inc. (The) 30 1,376
Build-A-Bear Workshop, Inc. 11 409
Caleres, Inc. 31 451
Camping World Holdings, Inc.,
Class
a
A 56 410
Citi Trends, Inc.* 4 184
Designer Brands, Inc., Class
a
A 31 239
Envela Corp.* 6 153
EVgo, Inc., Class
a
A* 121 269
Genesco, Inc.* 9 345
Group 1 Automotive, Inc. 11 3,480
Haverty Furniture Cos., Inc. 13 301

See accompanying notes to the financial statements.
HEDGE REPLICATION ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Shares Value
Common Stocks (continued)
J Jill, Inc. 7 $ 89
Lands' End, Inc.* 9 106
MarineMax, Inc.* 18 620
Monro, Inc. 26 428
National Vision Holdings, Inc.* 73 1,223
OneWater Marine, Inc., Class
a
A* 11 121
Outdoor Holding Co.* 99 204
Petco Health & Wellness Co.,
Inc., Class
a
A* 81 244
RealReal, Inc. (The)* 100 964
Revolve Group, Inc., Class
a
A* 38 745
Sally Beauty Holdings, Inc.* 93 1,235
Shoe Carnival, Inc. 17 301
Signet Jewelers Ltd. 37 3,233
Sleep Number Corp.* 17 20
Sonic Automotive, Inc., Class
a
A 14 1,157
Stitch Fix, Inc., Class
a
A* 105 374
ThredUp, Inc., Class
a
A* 94 437
Torrid Holdings, Inc.* 32 51
Upbound Group, Inc. 49 941
Urban Outfitters, Inc.* 61 4,432
Victoria's Secret & Co.* 65 3,575
Warby Parker, Inc., Class
a
A* 93 2,280
Winmark Corp. 3 1,136
Zumiez, Inc.* 12 296
53,989
Technology Hardware, Storage & Peripherals — 0.1%
Corsair Gaming, Inc.* 44 534
CPI Card Group, Inc.* 7 119
Diebold Nixdorf, Inc.* 23 1,866
Eastman Kodak Co.* 59 585
GPGI, Inc. 166 2,019
Immersion Corp. 26 169
IonQ, Inc.* 323 23,279
Quantum Computing, Inc.* 188 2,249
Turtle Beach Corp.* 14 183
Xerox Holdings Corp. 110 356
31,359
Textiles, Apparel & Luxury Goods — 0.0%(a)
Capri Holdings Ltd.* 110 2,036
Carter's, Inc. 33 1,273
Ermenegildo Zegna NV 58 853
Figs, Inc., Class
a
A* 84 988
G-III Apparel Group Ltd. 34 1,099
Kontoor Brands, Inc. 52 3,732
Lakeland Industries, Inc. 8 87
Movado Group, Inc. 14 536
Oxford Industries, Inc. 13 580
Rocky Brands, Inc. 7 271
Steven Madden Ltd. 67 2,910
Superior Group of Cos., Inc. 10 128
Wolverine World Wide, Inc. 76 1,334
15,827
Tobacco — 0.0%(a)
Ispire Technology, Inc.* 18 33
Turning Point Brands, Inc. 17 1,444
Investments
Shares Value
Common Stocks (continued)
Universal Corp. 23 $ 1,193
2,670
Trading Companies & Distributors — 0.1%
Alta Equipment Group, Inc.* 18 111
BlueLinx Holdings, Inc.* 7 364
Boise Cascade Co. 35 2,440
Custom Truck One Source, Inc.* 56 536
Distribution Solutions Group,
Inc.* 9 243
DNOW, Inc.* 174 2,225
DXP Enterprises, Inc.* 12 1,741
EVI Industries, Inc. 6 105
GATX Corp. 34 5,749
Global Industrial Co. 13 395
Herc Holdings, Inc. 31 4,123
Hudson Technologies, Inc.* 36 192
Karat Packaging, Inc. 8 217
McGrath RentCorp 23 2,507
NPK International, Inc.* 77 1,118
Rush Enterprises, Inc., Class
a
A 57 3,952
Rush Enterprises, Inc., Class
a
B 8 519
Titan Machinery, Inc.* 20 436
Transcat, Inc.* 9 761
Willis Lease Finance Corp. 3 531
Xometry, Inc., Class
a
A* 41 3,907
32,172
Transportation Infrastructure — 0.0%(a)
Sky Harbour Group Corp.* 20 188
Water Utilities — 0.0%(a)
American States Water Co. 36 2,782
Cadiz, Inc.* 52 254
California Water Service Group 56 2,526
Consolidated Water Co. Ltd. 14 423
Global Water Resources, Inc. 14 102
H2O America 31 1,793
Middlesex Water Co. 17 893
Pure Cycle Corp.* 19 197
York Water Co. (The) 13 389
9,359
Wireless Telecommunication Services — 0.1%
Gogo, Inc.* 73 334
Spok Holdings, Inc. 19 201
Telephone and Data Systems,
Inc. 93 3,637
4,172
Total Common Stocks
(Cost $1,561,278)
3,180,288
Number of
Rights
Rights — 0 .0%
Biotechnology — 0.0%
Aduro Biotech, Inc., CVR‡(c) 39 —
Cartesian Therapeutics, Inc.,
expiring 12/31/2049*‡ 263 —

See accompanying notes to the financial statements.
MAY 31, 2026 :: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Investments
Number of
Rights Value
Rights (continued)
Chinook Therape, CVR*‡ 118 $ —
Tobira Therapeutics, Inc.,
CVR*‡ 10 —
Total Rights
(Cost $146) —
Shares
Securities Lending Reinvestments (d) — 0 .0% (a)
Investment Companies — 0 .0% (a)
Invesco Government & Agency Portfolio,
Institutional Class 3.55% (e)
(Cost $44) 44 44
Principal
Amount
Short-Term Investments — 77 .9%
Repurchase Agreements (f) — 12 .4%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $2,678,070
(Cost $2,677,267) $ 2,677,267
2,677,267
U.S. Treasury Obligations — 65 .5%
U.S. Treasury Bills
3.62%, 7/30/2026 (g)
(Cost $14,116,395) 14,200,000 14,118,402
Total Short-Term Investments
(Cost $16,793,662) 16,795,669
Total Investments — 92.6%
(Cost $18,355,130) 19,976,001
Other assets less liabilities — 7.4% 1,589,685
Net Assets — 100.0% $ 21,565,686
* Non-income producing security.
‡ Value determined using significant unobservable inputs and is reported as a Level 3 security in the valuation hierarchy table located in Note 2 in Notes to the Financial Statements.
(a) Represents less than 0.05% of net assets.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c) The security or a portion of this security is on loan at May 31,
2026. The total value of securities on loan at May 31, 2026 was
$0, collateralized in the form of cash with a value of $44 that was reinvested in the securities shown in the Securities Lending
Reinvestment section of the Schedule of Portfolio Investments.
(d) The security was purchased with cash collateral held from securities on loan at May 31, 2026. The total value of securities purchased was $44.
(e) Rate shown is the 7-day yield as of May 31, 2026.
(f) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(g) The rate shown was the current yield as of May 31, 2026.
Abbreviations
CVR Contingent Value Rights - No defined expiration
REIT Real Estate Investment Trust
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 2,896,566
Aggregate gross unrealized depreciation (197,662)
Net unrealized appreciation $ 2,698,904
Federal income tax cost $ 18,391,434
Futures Contracts Sold
Hedge Replication ETF had the following open short futures contracts as of May 31, 2026:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
E-Mini Euro 20 6/15/2026 U.S. Dollar $ 1,459,125 $ (11,751)

See accompanying notes to the financial statements.
HEDGE REPLICATION ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HDG
::
Swap Agreements
a
Hedge Replication ETF had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
35,032 11/6/2026
Societe
Generale 4.47%
Russell 2000
®
Total
Return Index 5,594
323,067 11/6/2026
Societe
Generale 4.22%
iShares
®
MSCI EAFE
ETF
f
428,140
743,347 11/15/2027
Societe
Generale 4.62%
iShares
®
MSCI
Emerging Markets
ETF
f
125,480
939,928 11/6/2026
Societe
Generale 4.62%
S&P 500
®
Total
Return Index 143,766
2,041,374 702,980 (702,980) — —
32,113 11/6/2026 UBS AG 4.32%
Russell 2000
®
Total
Return Index (405)
1,188,268 11/15/2027 UBS AG 4.02%
iShares
®
MSCI EAFE
ETF
f
89,607
1,745,086 11/15/2027 UBS AG 4.02%
iShares
®
MSCI
Emerging Markets
ETF
f
333,906
2,965,467 423,108 (263,043) — 160,065
5,006,841 1,126,088
Total Unrealized
Appreciation
1,126,493
Total Unrealized
Depreciation
(405)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

MAY 31, 2026 :: HIGH YIELD-INTEREST RATE HEDGED
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HYHG
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Corporate Bonds — 94 .3%
Aerospace & Defense — 1 .3%
TransDigm, Inc.
6.38%, 3/1/2029 (a) $ 1,264,000 $ 1,288,510
6.38%, 5/31/2033 (a) 1,019,000 1,029,274
2,317,784
Automobile Components — 2 .3%
American Axle & Manufacturing, Inc.
7.75%, 10/15/2033 (a) 511,000 512,536
Clarios Global LP
6.75%, 2/15/2030 (a) 525,000 542,719
6.75%, 9/15/2032 (a) 492,000 503,980
Cooper-Standard Automotive, Inc.
9.25%, 3/1/2031 (a) 411,000 415,624
Icahn Enterprises LP
10.00%, 11/15/2029 (a) 695,000 695,795
Tenneco, Inc.
8.00%, 11/17/2028 (a) 748,000 749,381
ZF North America Capital, Inc.
7.50%, 3/24/2031 (a)(b) 602,000 608,467
4,028,502
Automobiles — 0 .5%
Aston Martin Capital Holdings Ltd.
10.00%, 3/31/2029 (a) 431,000 350,187
Nissan Motor Acceptance Co. LLC
6.13%, 9/30/2030 (a) 536,000 529,333
879,520
Building Products — 2 .7%
Builders FirstSource, Inc.
4.25%, 2/1/2032 (a) 233,000 214,364
6.38%, 3/1/2034 (a) 682,000 681,437
Quikrete Holdings, Inc.
6.38%, 3/1/2032 (a) 2,385,000 2,428,490
6.75%, 3/1/2033 (a) 165,000 167,376
Smyrna Ready Mix Concrete LLC
8.88%, 11/15/2031 (a) 528,000 556,369
Standard Building Solutions, Inc.
6.50%, 8/15/2032 (a) 238,000 241,552
6.25%, 8/1/2033 (a) 486,000 486,749
4,776,337
Capital Markets — 1 .5%
Coinbase Global, Inc.
3.38%, 10/1/2028 (a) 417,000 400,177
Focus Financial Partners LLC
6.75%, 9/15/2031 (a) 382,000 383,910
Jane Street Group
6.13%, 11/1/2032 (a) 495,000 496,209
6.75%, 5/1/2033 (a) 1,000,000 1,028,542
Osaic Holdings, Inc.
6.75%, 8/1/2032 (a) 367,000 370,436
2,679,274
Investments
Principal
Amount Value
Corporate Bonds (continued)
Chemicals — 1 .6%
Celanese US Holdings LLC
7.70%, 11/15/2033 (c) $ 839,000 $ 901,179
Olympus Water US Holding Corp.
6.75%, 8/1/2032 (a) 382,000 372,923
Series 144*, 7.25%,
2/15/2033 (a) 675,000 666,813
Solstice Advanced Materials, Inc.
5.63%, 9/30/2033 (a) 409,000 404,396
WR Grace Holdings LLC
5.63%, 8/15/2029 (a) 542,000 518,920
2,864,231
Commercial Services & Supplies — 3 .1%
ADT Security Corp. (The)
4.13%, 8/1/2029 (a) 108,000 103,717
5.88%, 10/15/2033 (a) 1,037,000 1,013,431
Allied Universal Holdco LLC
7.88%, 2/15/2031 (a) 1,285,000 1,344,280
Garda World Security Corp.
8.38%, 11/15/2032 (a) 393,000 407,197
GFL Environmental Holdings US, Inc.
5.50%, 2/1/2034 (a) 550,000 538,302
GFL Environmental, Inc.
6.75%, 1/15/2031 (a) 135,000 139,389
Madison IAQ LLC
5.88%, 6/30/2029 (a) 433,000 432,949
Raven Acquisition Holdings LLC
6.88%, 11/15/2031 (a) 496,000 487,511
RR Donnelley & Sons Co.
9.50%, 8/1/2029 (a)(b) 371,000 384,742
Veritiv Operating Co.
10.50%, 11/30/2030 (a) 526,000 539,755
5,391,273
Construction & Engineering — 0 .5%
AECOM
6.00%, 8/1/2033 (a) 297,000 297,401
Brand Industrial Services, Inc.
10.38%, 8/1/2030 (a) 563,000 497,133
794,534
Consumer Finance — 0 .3%
OneMain Finance Corp.
6.75%, 9/15/2033 500,000 489,856
Consumer Staples Distribution & Retail — 1 .4%
Albertsons Cos., Inc.
5.63%, 3/31/2032 (a) 260,000 253,822
5.75%, 3/31/2034 (a) 1,000,000 963,366
KeHE Distributors LLC
9.00%, 2/15/2029 (a) 419,000 437,611
Performance Food Group, Inc.
6.13%, 9/15/2032 (a) 432,000 436,799
5.63%, 3/1/2034 (a) 429,000 419,270
2,510,868

See accompanying notes to the financial statements.
HIGH YIELD-INTEREST RATE HEDGED :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

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::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Containers & Packaging — 2 .6%
Ardagh Group SA
9.50%, 12/1/2030 (a) $ 642,000 $ 685,413
Ball Corp.
6.00%, 6/15/2029 408,000 414,804
Clydesdale Acquisition Holdings, Inc.
8.75%, 4/15/2030 (a)(b) 188,000 180,615
6.75%, 4/15/2032 (a) 968,000 927,363
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2030 (a) 1,176,000 1,185,272
9.25%, 4/15/2030 (a) 541,000 518,316
Sword Purchaser LLC
8.25%, 4/15/2033 (a) 687,000 708,230
4,620,013
Diversified Consumer Services — 0 .6%
Belron UK Finance plc
5.75%, 10/15/2029 (a) 415,000 418,513
Wand NewCo 3, Inc.
7.63%, 1/30/2032 (a) 543,000 561,549
980,062
Diversified Telecommunication Services — 9 .4%
Altice Financing SA
5.75%, 8/15/2029 (a) 719,000 520,990
Altice France SA
6.50%, 4/15/2032 (a) 837,353 811,851
APLD ComputeCo 2 LLC
6.75%, 3/15/2031 (a) 663,000 668,186
APLD ComputeCo LLC
9.25%, 12/15/2030 (a) 1,047,000 1,130,164
Black Pearl Compute LLC
6.13%, 2/15/2031 (a) 1,327,000 1,349,850
CCO Holdings LLC
7.00%, 2/1/2033 (a) 295,000 288,403
4.25%, 1/15/2034 (a) 1,368,000 1,142,225
Core Scientific Finance I LLC
7.75%, 5/15/2031 (a) 895,000 914,377
Edged Compute LLC
7.50%, 4/30/2031 (a)(b) 561,000 562,955
Flash Compute LLC
7.25%, 12/31/2030 (a) 216,000 222,769
Level 3 Financing, Inc.
6.88%, 6/30/2033 (a) 1,806,000 1,860,222
Meridian Arc Holdco LLC
6.25%, 4/30/2031 (a) 1,000,000 1,005,322
PR RNO Property Owner 1 LLC
6.50%, 5/1/2031 (a) 1,000,000 1,001,371
Sable International Finance Ltd.
7.13%, 10/15/2032 (a) 427,000 422,634
SV RNO Property Owner 1 LLC
5.88%, 3/1/2031 (a) 1,495,000 1,475,805
Uniti Services LLC
7.50%, 10/15/2033 (a) 336,000 353,613
Windstream Services LLC
8.25%, 10/1/2031 (a) 1,074,000 1,133,467
Investments
Principal
Amount Value
Corporate Bonds (continued)
Diversified Telecommunication Services
WULF Compute LLC
7.75%, 10/15/2030 (a) $ 1,475,000 $ 1,552,512
16,416,716
Electric Utilities — 2 .4%
Alpha Generation LLC
6.75%, 10/15/2032 (a) 435,000 444,984
California Buyer Ltd.
6.38%, 2/15/2032 (a) 367,000 364,858
NRG Energy, Inc.
5.75%, 1/15/2034 (a) 709,000 701,269
6.00%, 1/15/2036 (a) 875,000 869,199
PG&E Corp.
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.88%),
7.38%, 3/15/2055 (d) 607,000 617,668
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.23%),
6.85%, 9/15/2056 (d) 504,000 502,070
VoltaGrid LLC
7.38%, 11/1/2030 (a) 750,000 780,899
4,280,947
Electrical Equipment — 0 .3%
Solaris Energy Infrastructure LLC
6.38%, 5/15/2031 (a) 532,000 540,326
Energy Equipment & Services — 0 .8%
Kodiak Gas Services LLC
5.88%, 4/1/2031 (a) 485,000 487,974
USA Compression Partners LP
7.13%, 3/15/2029 (a) 407,000 418,991
Valaris Ltd.
8.38%, 4/30/2030 (a) 324,000 337,444
Weatherford International Ltd.
6.75%, 10/15/2033 (a) 117,000 120,398
1,364,807
Entertainment — 1 .4%
Discovery Global Holdings, Inc.
4.28%, 3/15/2032 951,000 858,278
5.05%, 3/15/2042 2,157,000 1,577,306
2,435,584
Financial Services — 3 .7%
Block, Inc.
5.63%, 8/15/2030 (a) 459,000 460,906
6.50%, 5/15/2032 901,000 918,144
Freedom Mortgage Holdings LLC
9.25%, 2/1/2029 (a) 412,000 429,147
ION Platform Finance US, Inc.
7.88%, 9/30/2032 (a) 779,000 600,387

See accompanying notes to the financial statements.
MAY 31, 2026 :: HIGH YIELD-INTEREST RATE HEDGED
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HYHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Financial Services
Jefferies Finance LLC
5.00%, 8/15/2028 (a) $ 422,000 $ 407,788
NCR Atleos Corp.
9.50%, 4/1/2029 (a) 609,000 650,734
Rocket Cos., Inc.
6.13%, 8/1/2030 (a) 509,000 516,978
6.38%, 8/1/2033 (a) 1,254,000 1,273,268
Shift4 Payments LLC
6.75%, 8/15/2032 (a) 697,000 696,199
UWM Holdings LLC
6.25%, 3/15/2031 (a) 522,000 479,414
6,432,965
Food Products — 0 .9%
Darling Ingredients, Inc.
6.00%, 6/15/2030 (a) 436,000 440,229
Post Holdings, Inc.
6.50%, 3/15/2036 (a) 1,085,000 1,076,501
1,516,730
Ground Transportation — 0 .8%
Albion Financing 1 SARL
7.00%, 5/21/2030 (a) 650,000 671,036
Hertz Corp. (The)
12.63%, 7/15/2029 (a) 576,000 524,671
5.00%, 12/1/2029 (a) 589,000 261,245
1,456,952
Health Care Equipment & Supplies — 1 .0%
Bausch + Lomb Corp.
8.38%, 10/1/2028 (a) 638,000 658,735
Medline Borrower LP
5.25%, 10/1/2029 (a) 1,077,000 1,075,206
1,733,941
Health Care Providers & Services — 5 .4%
Centene Corp.
2.45%, 7/15/2028 477,000 452,181
2.63%, 8/1/2031 1,000,000 867,821
Community Health Systems, Inc.
10.88%, 1/15/2032 (a) 1,242,000 1,338,251
9.75%, 1/15/2034 (a) 183,000 191,952
CVS Health Corp.
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.89%),
7.00%, 3/10/2055 (d) 945,000 984,886
DaVita, Inc.
6.75%, 7/15/2033 (a) 798,000 824,680
Global Medical Response, Inc.
7.38%, 10/1/2032 (a) 393,000 408,339
LifePoint Health, Inc.
7.00%, 5/1/2034 (a) 582,000 569,596
National Mentor Holdings, Inc.
10.50%, 12/15/2030 (a) 630,000 663,332
Investments
Principal
Amount Value
Corporate Bonds (continued)
Health Care Providers & Services
Prime Healthcare Services, Inc.
9.38%, 9/1/2029 (a) $ 649,000 $ 678,816
Star Parent, Inc.
9.00%, 10/1/2030 (a) 349,000 366,396
Surgery Center Holdings, Inc.
7.25%, 4/15/2032 (a) 525,000 527,348
Tenet Healthcare Corp.
6.13%, 10/1/2028 793,000 795,035
6.13%, 6/15/2030 737,000 743,867
US Acute Care Solutions LLC
9.75%, 5/15/2029 (a) 139,000 133,145
9,545,645
Health Care REITs — 0 .3%
MPT Operating Partnership LP
REIT, 8.50%, 2/15/2032
(a) 548,000 571,064
Health Care Technology — 0 .5%
IQVIA, Inc.
6.25%, 6/1/2032 (a) 937,000 957,511
Hotel & Resort REITs — 0 .5%
RHP Hotel Properties LP
REIT, 6.50%, 4/1/2032 (a) 382,000 391,683
Service Properties Trust
REIT, 8.63%, 11/15/2031
(a) 446,000 470,765
862,448
Hotels, Restaurants & Leisure — 6 .3%
Caesars Entertainment, Inc.
7.00%, 2/15/2030 (a) 82,000 82,972
6.50%, 2/15/2032 (a) 1,083,000 1,056,257
Carnival Corp. Ltd.
5.75%, 8/1/2032 (a) 1,592,000 1,608,147
6.13%, 2/15/2033 (a) 579,000 586,207
Churchill Downs, Inc.
5.75%, 4/1/2030 (a) 705,000 704,943
Fertitta Entertainment LLC
4.63%, 1/15/2029 (a) 595,000 580,144
6.75%, 1/15/2030 (a) 492,000 479,859
Hilton Domestic Operating Co., Inc.
5.50%, 3/31/2034 (a) 560,000 556,506
Light & Wonder International, Inc.
6.25%, 10/1/2033 (a) 418,000 414,338
NCL Corp. Ltd.
5.88%, 1/15/2031 (a) 100,000 96,644
6.75%, 2/1/2032 (a) 1,179,000 1,168,618
Sabre Financial Borrower LLC
11.13%, 6/15/2029 (a) 738,000 768,219
Six Flags Entertainment Corp.
8.63%, 1/15/2032 (a)(b) 391,000 401,463

See accompanying notes to the financial statements.
HIGH YIELD-INTEREST RATE HEDGED :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HYHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Hotels, Restaurants & Leisure
TKC Holdings, Inc.
8.50%, 8/15/2030 (a) $ 513,000 $ 524,840
Viking Cruises Ltd.
5.88%, 10/15/2033 (a) 217,000 217,445
Voyager Parent LLC
9.25%, 7/1/2032 (a) 652,000 691,338
Wynn Resorts Finance LLC
7.13%, 2/15/2031 (a) 526,000 555,509
Yum! Brands, Inc.
5.38%, 4/1/2032 500,000 499,359
10,992,808
Household Durables — 0 .3%
Newell Brands, Inc.
8.50%, 6/1/2028 (a) 485,000 506,435
Independent Power and Renewable Electricity Producers — 0 .9%
Talen Energy Supply LLC
6.13%, 5/1/2031 (a) 849,000 848,621
6.38%, 5/1/2033 (a) 791,000 788,477
1,637,098
Insurance — 6 .0%
Acrisure LLC
7.50%, 11/6/2030 (a) 489,000 488,728
Alliant Holdings Intermediate LLC
6.75%, 4/15/2028 (a) 347,000 350,107
7.00%, 1/15/2031 (a) 799,000 811,256
Ardonagh Finco Ltd.
7.75%, 2/15/2031 (a) 550,000 554,662
Ardonagh Group Finance Ltd.
8.88%, 2/15/2032 (a) 629,000 613,588
Asurion LLC
8.00%, 12/31/2032 (a) 2,308,000 2,406,182
8.38%, 2/1/2034 (a) 343,000 334,487
CRC Insurance Group LLC
7.13%, 6/1/2031 (a) 1,283,000 1,286,446
Howden UK Refinance plc
7.25%, 2/15/2031 (a) 727,000 719,008
8.13%, 2/15/2032 (a) 417,000 385,628
HUB International Ltd.
7.25%, 6/15/2030 (a) 616,000 632,254
7.38%, 1/31/2032 (a) 1,338,000 1,370,772
Ryan Specialty LLC
5.88%, 8/1/2032 (a) 495,000 491,653
10,444,771
Interactive Media & Services — 0 .3%
Snap, Inc.
6.88%, 3/1/2033 (a)(b) 530,000 525,340
IT Services — 1 .2%
CoreWeave, Inc.
9.25%, 6/1/2030 (a) 1,537,000 1,569,255
Investments
Principal
Amount Value
Corporate Bonds (continued)
IT Services
CoreWeave, Inc.
9.75%, 10/1/2031 (a) $ 514,000 $ 530,382
2,099,637
Machinery — 0 .4%
Chart Industries, Inc.
7.50%, 1/1/2030 (a) 156,000 161,457
Esab Corp.
5.63%, 4/1/2031 (a) 456,000 458,172
619,629
Media — 10 .0%
AMC Global Media, Inc.
10.50%, 7/15/2032 (a) 694,000 718,559
Clear Channel Outdoor Holdings, Inc.
7.13%, 2/15/2031 (a) 1,200,000 1,240,459
CSC Holdings LLC
11.75%, 1/31/2029 (a) 1,242,000 786,558
Directv Financing LLC
10.00%, 2/15/2031 (a) 1,250,000 1,308,054
DISH Network Corp.
11.75%, 11/15/2027 (a) 1,039,000 1,070,559
EchoStar Corp.
10.75%, 11/30/2029 1,995,000 2,168,046
Gray Media, Inc.
5.38%, 11/15/2031 (a) 1,533,000 1,103,361
Neptune Bidco US, Inc.
9.29%, 4/15/2029 (a) 1,323,000 1,353,069
9.50%, 2/15/2033 (a) 500,000 511,441
Nexstar Media, Inc.
7.25%, 4/15/2034 (a) 657,000 661,159
Sinclair Television Group, Inc.
8.13%, 2/15/2033 (a) 613,000 629,858
Sirius XM Radio LLC
4.00%, 7/15/2028 (a) 880,000 857,259
3.88%, 9/1/2031 (a) 575,000 523,812
Stagwell Global LLC
5.63%, 8/15/2029 (a) 442,000 430,110
Univision Communications, Inc.
9.38%, 8/1/2032 (a) 537,000 549,863
8.88%, 4/15/2033 (a) 1,000,000 995,581
Versant Media Group, Inc.
7.25%, 1/30/2031 (a) 1,400,000 1,454,395
VZ Secured Financing BV
5.00%, 1/15/2032 (a) 1,001,000 868,957
7.50%, 1/15/2033 (a) 325,000 312,113
17,543,213
Metals & Mining — 1 .9%
Cleveland-Cliffs, Inc.
7.00%, 3/15/2032 (a) 1,038,000 1,048,493
Commercial Metals Co.
5.75%, 11/15/2033 (a) 157,000 157,157
6.00%, 12/15/2035 (a) 1,080,000 1,081,937

See accompanying notes to the financial statements.
MAY 31, 2026 :: HIGH YIELD-INTEREST RATE HEDGED
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HYHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Metals & Mining
First Quantum Minerals Ltd.
8.63%, 6/1/2031 (a) $ 431,000 $ 449,856
6.38%, 2/15/2036 (a) 640,000 633,077
3,370,520
Oil, Gas & Consumable Fuels — 4 .9%
Aethon United BR LP
7.50%, 10/1/2029 (a) 433,000 451,739
CITGO Petroleum Corp.
8.38%, 1/15/2029 (a) 450,000 463,381
CQP Holdco LP
5.50%, 6/15/2031 (a) 621,000 611,414
Crescent Energy Finance LLC
7.63%, 4/1/2032 (a) 449,000 460,693
7.88%, 4/15/2032 (a) 442,000 453,071
Hilcorp Energy I LP
7.25%, 2/15/2035 (a) 467,000 473,788
ITT Holdings LLC
6.50%, 8/1/2029 (a) 517,000 514,960
Kinetik Holdings LP
6.63%, 12/15/2028 (a) 202,000 206,278
5.88%, 6/15/2030 (a) 706,000 710,033
SM Energy Co.
6.63%, 4/15/2034 (a) 1,026,000 1,031,462
Sunoco LP
5.63%, 3/15/2031 (a) 109,000 109,135
6.25%, 7/1/2033 (a) 742,000 754,570
Venture Global LNG, Inc.
9.50%, 2/1/2029 (a) 966,000 1,051,674
8.38%, 6/1/2031 (a) 1,304,000 1,356,903
8,649,101
Passenger Airlines — 1 .1%
JetBlue Airways Corp.
9.88%, 9/20/2031 (a)(b) 827,000 760,751
United Airlines Holdings, Inc.
4.88%, 3/1/2029 638,000 629,091
5.38%, 3/1/2031 201,000 199,167
VistaJet Malta Finance plc
6.38%, 2/1/2030 (a)(b) 452,000 411,781
2,000,790
Personal Care Products — 0 .3%
Opal Bidco SAS
6.50%, 3/31/2032 (a) 466,000 473,615
Pharmaceuticals — 1 .6%
1261229 BC Ltd.
10.00%, 4/15/2032 (a) 2,621,000 2,684,695
Endo Finance Holdings LP
8.50%, 4/15/2031 (a)(b) 49,000 52,225
2,736,920
Investments
Principal
Amount Value
Corporate Bonds (continued)
Professional Services — 0 .7%
Amentum Holdings, Inc.
7.25%, 8/1/2032 (a) $ 433,000 $ 448,235
CACI International, Inc.
6.38%, 6/15/2033 (a) 736,000 752,490
1,200,725
Semiconductors & Semiconductor Equipment — 0 .4%
Qnity Electronics, Inc.
5.75%, 8/15/2032 (a) 628,000 632,098
Software — 5 .3%
AthenaHealth Group, Inc.
6.50%, 2/15/2030 (a) 941,000 906,961
Cloud Software Group, Inc.
6.50%, 3/31/2029 (a) 2,071,000 2,055,438
9.00%, 9/30/2029 (a) 1,170,000 1,155,451
Fair Isaac Corp.
6.00%, 5/15/2033 (a) 800,000 792,240
6.25%, 9/15/2034 (a) 407,000 403,805
McAfee Corp.
7.38%, 2/15/2030 (a)(b) 799,000 682,871
OAK-Eagle Acquireco, Inc.
7.25%, 7/1/2033 (a) 1,159,000 1,207,116
8.75%, 7/1/2034 (a) 1,000,000 1,056,907
UKG, Inc.
6.88%, 2/1/2031 (a) 1,006,000 988,584
9,249,373
Specialized REITs — 1 .5%
Iron Mountain, Inc.
REIT, 7.00%, 2/15/2029
(a) 617,000 629,952
REIT, 6.25%, 1/15/2033
(a)(b) 255,000 258,892
Millrose Properties, Inc.
REIT, 6.38%, 8/1/2030 (a) 1,073,000 1,087,781
SBA Communications Corp.
REIT, 3.13%, 2/1/2029 765,000 733,763
2,710,388
Specialty Retail — 1 .8%
EG Global Finance plc
12.00%, 11/30/2028 (a) 450,000 479,906
Michaels Cos., Inc. (The)
8.50%, 3/15/2033 (a) 790,000 771,862
PetSmart LLC
7.50%, 9/15/2032 (a) 931,000 938,001
Staples, Inc.
10.75%, 9/1/2029 (a) 1,098,000 1,044,755
3,234,524
Trading Companies & Distributors — 2 .2%
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (a) 441,000 457,580

See accompanying notes to the financial statements.
HIGH YIELD-INTEREST RATE HEDGED :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HYHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Trading Companies & Distributors
Herc Holdings, Inc.
7.00%, 6/15/2030 (a) $ 1,003,000 $ 1,042,122
7.25%, 6/15/2033 (a) 96,000 100,141
QXO Building Products, Inc.
6.75%, 4/30/2032 (a) 929,000 946,544
United Rentals North America, Inc.
5.38%, 11/15/2033 (a) 470,000 463,105
6.13%, 3/15/2034 (a) 741,000 759,817
3,769,309
Wireless Telecommunication Services — 1 .4%
Connect Finco SARL
9.00%, 9/15/2029 (a) 726,000 766,525
Rogers Communications, Inc.
Series NC5, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.65%), 7.00%,
4/15/2055 (d) 685,000 700,818
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.62%),
7.13%, 4/15/2055 (d) 366,000 378,999
Vmed O2 UK Financing I plc
4.75%, 7/15/2031 (a) 630,000 531,987
2,378,329
Total Corporate Bonds
(Cost $165,147,164) 165,222,513
Shares
Securities Lending Reinvestments (e) — 2 .2%
Investment Companies — 2 .2%
Invesco Government & Agency Portfolio,
Institutional Class 3.55% (f)
(Cost $3,818,800) 3,818,800 3,818,800
Principal
Amount
Short-Term Investments — 2 .3%
Repurchase Agreements (g) — 2 .3%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $3,970,477
(Cost $3,969,286) $ 3,969,286
3,969,286
Total Investments — 98.8%
(Cost $172,935,250) 173,010,599
Other assets less liabilities — 1.2% 2,178,067
Net Assets — 100.0% $ 175,188,666
(a) Securities exempt from registration under Rule 144A or section
4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold,
normally to qualified institutional buyers in transactions exempt from registration.The aggregate value of these securities as of
May 31, 2026 was $149,790,175 which represents 85.50% of
net assets.
(b) The security or a portion of this security is on loan at May 31,
2026. The total value of securities on loan at May 31, 2026 was
$3,671,521, collateralized in the form of cash with a value of
$3,818,800 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(c) Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of May 31, 2026.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of
May 31, 2026.
(e) The security was purchased with cash collateral held from securities on loan at May 31, 2026. The total value of securities purchased was $3,818,800.
(f) Rate shown is the 7-day yield as of May 31, 2026.
(g) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,896,986
Aggregate gross unrealized depreciation (2,164,422)
Net unrealized depreciation $ (267,436)
Federal income tax cost $ 173,050,566

See accompanying notes to the financial statements.
MAY 31, 2026 :: HIGH YIELD-INTEREST RATE HEDGED
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

HYHG
::
Futures Contracts Sold
High Yield-Interest Rate Hedged had the following open short futures contracts as of May 31, 2026:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
U.S. 10 Year Treasury Note 247 9/21/2026 U.S. Dollar $ 27,127,547 $ (58,614)
U.S. 2 Year Treasury Note 272 9/30/2026 U.S. Dollar 56,185,000 (30,329)
U.S. 5 Year Treasury Note 774 9/30/2026 U.S. Dollar 82,981,266 (138,526)
$ (227,469)

INFLATION EXPECTATIONS ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RINF
::
See accompanying notes to the financial statements.
Investments
Shares Value
Exchange Traded Funds (a) — 76 .3%
ProShares GENIUS Money
Market ETF, 3.53%(b)(c)
(Cost $14,005,600) 140,000 $ 14,021,000
Principal
Amount
Short-Term Investments — 19 .3%
Repurchase Agreements (d) — 19 .3%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $3,545,584
(Cost $3,544,521) $ 3,544,521
3,544,521
Total Investments — 95.6%
(Cost $17,550,121) 17,565,521
Other assets less liabilities — 4.4% 799,893
Net Assets — 100.0% $ 18,365,414
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $359,331.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of May 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 179,777
Aggregate gross unrealized depreciation (53,209)
Net unrealized appreciation $ 126,568
Federal income tax cost $ 17,550,121

See accompanying notes to the financial statements.
MAY 31, 2026 :: INFLATION EXPECTATIONS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RINF
::
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
May 31, 2026
($)
Shares held
at May 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF — 14,005,600 – – 15,400 14,021,000 140,000 121,310
Swap Agreements
a
Inflation Expectations ETF had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
3,137,419 11/4/2026 Citibank NA 3.36%
FTSE 30-Year TIPS
(Treasury Rate-
Hedged) Index (long
exposure to 30-year
Treasury Inflation-
Protected Securities
(TIPS) bond)
f
(53,209)
4,387,409 11/4/2026 Citibank NA 3.27%
FTSE 30-Year TIPS
(Treasury Rate-
Hedged) Index (long
exposure to 30-year
Treasury Bond
inverse index)
f
88,753
7,524,828 35,544 — — 35,544
15,164,088 12/7/2026
Societe
Generale 3.71%
FTSE 30-Year TIPS
(Treasury Rate-
Hedged) Index (long
exposure to 30-year
Treasury Inflation-
Protected Securities
(TIPS) bond)
f
54,226
20,123,287 12/7/2026
Societe
Generale 3.16%
FTSE 30-Year TIPS
(Treasury Rate-
Hedged) Index (long
exposure to 30-year
Treasury Bond
inverse index)
f
21,398
35,287,375 75,624 — — 75,624
42,812,203 111,168
Total Unrealized
Appreciation
164,377
Total Unrealized
Depreciation
(53,209)

See accompanying notes to the financial statements.
INFLATION EXPECTATIONS ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RINF
::
a
The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f Certain underlying component disclosures related to this index may be found on the website at www.proshares.com/globalassets/proshares/documents/resources/
FTSE_30_Year_TIPS_May.pdf.

MAY 31, 2026 :: INVESTMENT GRADE-INTEREST RATE HEDGED
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

IGHG
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Corporate Bonds — 94 .2%
Aerospace & Defense — 2 .6%
GE Capital International Funding Co. ULC.
4.42%, 11/15/2035 $ 1,463,000 $ 1,399,030
General Electric Co.
6.75%, 3/15/2032 1,335,000 1,474,936
Lockheed Martin Corp.
4.07%, 12/15/2042 1,629,000 1,379,983
RTX Corp.
4.50%, 6/1/2042 4,366,000 3,897,470
8,151,419
Air Freight & Logistics — 0 .6%
United Parcel Service, Inc.
6.20%, 1/15/2038 1,689,000 1,834,833
Automobiles — 1 .6%
Ford Motor Co.
4.75%, 1/15/2043 2,274,000 1,810,257
General Motors Co.
6.25%, 10/2/2043 1,704,000 1,715,812
5.20%, 4/1/2045 1,436,000 1,274,523
4,800,592
Banks — 26 .2%
Banco Bilbao Vizcaya Argentaria SA
5.13%, 3/3/2036 1,110,000 1,080,064
Banco Santander SA
6.92%, 8/8/2033 2,666,000 2,901,027
6.94%, 11/7/2033 1,387,000 1,555,035
6.35%, 3/14/2034 2,164,000 2,290,870
6.03%, 1/17/2035 50,000 52,371
5.13%, 11/6/2035 847,000 830,540
5.44%, 4/15/2036 1,125,000 1,122,894
Bank of America Corp.
6.11%, 1/29/2037 750,000 791,035
7.75%, 5/14/2038 2,243,000 2,678,197
5.88%, 2/7/2042 3,769,000 3,899,714
5.00%, 1/21/2044 156,000 146,419
Bank of America NA
6.00%, 10/15/2036 1,229,000 1,298,230
Barclays plc
5.25%, 8/17/2045 2,312,000 2,166,959
4.95%, 1/10/2047 1,072,000 955,929
Citigroup, Inc.
6.63%, 6/15/2032 2,041,000 2,216,616
8.13%, 7/15/2039 1,349,000 1,682,607
6.68%, 9/13/2043 2,659,000 2,883,049
4.65%, 7/30/2045 176,000 155,568
4.75%, 5/18/2046 1,155,000 982,743
Cooperatieve Rabobank UA
5.25%, 5/24/2041 1,650,000 1,624,545
5.75%, 12/1/2043 1,390,000 1,372,334
5.25%, 8/4/2045 1,370,000 1,268,597
Fifth Third Bancorp
8.25%, 3/1/2038 1,110,000 1,344,728
Investments
Principal
Amount Value
Corporate Bonds (continued)
Banks
HSBC Holdings plc
6.50%, 5/2/2036 $ 500,000 $ 544,691
6.50%, 9/15/2037 3,206,000 3,446,247
5.25%, 3/14/2044 1,140,000 1,081,850
JPMorgan Chase & Co.
6.40%, 5/15/2038 2,154,000 2,377,801
5.50%, 10/15/2040 3,460,000 3,527,318
5.60%, 7/15/2041 200,000 203,375
5.63%, 8/16/2043 457,000 459,375
4.95%, 6/1/2045 2,485,000 2,282,609
Lloyds Banking Group plc
4.34%, 1/9/2048 1,690,000 1,379,323
Mitsubishi UFJ Financial Group, Inc.
3.75%, 7/18/2039 1,666,000 1,416,353
Royal Bank of Canada
3.88%, 5/4/2032 1,048,000 1,006,459
5.00%, 2/1/2033 949,000 958,487
5.15%, 2/1/2034 1,693,000 1,729,160
Sumitomo Mitsui Financial Group, Inc.
5.77%, 1/13/2033 1,701,000 1,775,335
5.56%, 7/9/2034 2,141,000 2,205,624
5.63%, 1/15/2035 864,000 893,859
6.18%, 7/13/2043 1,444,000 1,530,712
5.84%, 7/9/2044 786,000 788,286
Toronto-Dominion Bank (The)
3.20%, 3/10/2032 2,088,000 1,924,093
4.46%, 6/8/2032 1,937,000 1,907,150
4.87%, 4/22/2033 450,000 446,719
4.93%, 10/15/2035 2,486,000 2,440,678
Wells Fargo & Co.
5.38%, 11/2/2043 636,000 598,270
5.61%, 1/15/2044 1,771,000 1,706,688
4.65%, 11/4/2044 1,883,000 1,600,219
3.90%, 5/1/2045 150,000 118,828
4.90%, 11/17/2045 2,404,000 2,100,794
4.40%, 6/14/2046 622,000 506,333
4.75%, 12/7/2046 891,000 758,289
Wells Fargo Bank NA
6.60%, 1/15/2038 1,165,000 1,277,328
Westpac Banking Corp.
4.42%, 7/24/2039 1,045,000 936,534
2.96%, 11/16/2040 854,000 631,038
3.13%, 11/18/2041 1,498,000 1,105,412
80,965,308
Beverages — 3 .4%
Anheuser-Busch InBev Worldwide, Inc.
4.95%, 1/15/2042 1,728,000 1,629,732
Coca-Cola Co. (The)
2.25%, 1/5/2032 2,188,000 1,959,347
2.50%, 6/1/2040 942,000 691,408
2.60%, 6/1/2050 802,000 491,896
3.00%, 3/5/2051 1,986,000 1,316,709
2.50%, 3/15/2051 4,133,000 2,456,267
2.75%, 6/1/2060 1,480,000 856,923

See accompanying notes to the financial statements.
INVESTMENT GRADE-INTEREST RATE HEDGED :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

IGHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Beverages
Molson Coors Beverage Co.
5.00%, 5/1/2042 $ 1,312,000 $ 1,203,916
10,606,198
Biotechnology — 0 .8%
AbbVie, Inc.
4.40%, 11/6/2042 2,854,000 2,514,067
Capital Markets — 6 .4%
Goldman Sachs Group, Inc. (The)
6.13%, 2/15/2033 897,000 963,673
6.75%, 10/1/2037 2,395,000 2,616,139
6.25%, 2/1/2041 3,320,000 3,527,742
5.15%, 5/22/2045 2,195,000 2,003,291
Morgan Stanley
6.38%, 7/24/2042 482,000 524,603
4.30%, 1/27/2045 2,227,000 1,877,028
4.38%, 1/22/2047 6,012,000 5,047,558
Nomura Holdings, Inc.
5.78%, 7/3/2034 1,115,000 1,153,790
UBS Group AG
4.88%, 5/15/2045 2,170,000 1,964,372
19,678,196
Communications Equipment — 1 .6%
Cisco Systems, Inc.
5.90%, 2/15/2039 3,032,000 3,225,374
5.50%, 1/15/2040 1,834,000 1,874,843
5,100,217
Consumer Finance — 1 .2%
American Express Co.
4.05%, 12/3/2042 1,176,000 988,314
John Deere Capital Corp.
Series I, 5.15%, 9/8/2033 1,401,000 1,436,982
5.10%, 4/11/2034 1,237,000 1,256,883
3,682,179
Consumer Staples Distribution & Retail — 1 .3%
Target Corp.
4.00%, 7/1/2042 1,323,000 1,107,865
Walmart, Inc.
5.25%, 9/1/2035 1,409,000 1,462,166
6.50%, 8/15/2037 1,210,000 1,384,035
3,954,066
Diversified Telecommunication Services — 6 .4%
Comcast Corp.
4.25%, 1/15/2033 1,942,000 1,869,583
Sprint Capital Corp.
8.75%, 3/15/2032 2,243,000 2,659,016
Telefonica Emisiones SA
7.05%, 6/20/2036 2,695,000 2,982,127
5.21%, 3/8/2047 2,835,000 2,512,827
Investments
Principal
Amount Value
Corporate Bonds (continued)
Diversified Telecommunication Services
Telefonica Emisiones SA
4.90%, 3/6/2048 $ 867,000 $ 734,741
Verizon Communications, Inc.
4.50%, 8/10/2033 1,365,000 1,326,429
4.27%, 1/15/2036 2,171,000 2,014,698
5.25%, 3/16/2037 1,239,000 1,230,142
4.81%, 3/15/2039 450,000 421,998
4.86%, 8/21/2046 2,376,000 2,089,623
4.52%, 9/15/2048 2,347,000 1,952,259
19,793,443
Electric Utilities — 0 .8%
Duke Energy Florida LLC
6.40%, 6/15/2038 958,000 1,045,939
Georgia Power Co.
4.30%, 3/15/2042 1,567,000 1,359,851
2,405,790
Electrical Equipment — 0 .2%
Eaton Corp.
4.15%, 11/2/2042 869,000 749,516
Energy Equipment & Services — 0 .4%
Baker Hughes Holdings LLC
5.13%, 9/15/2040 1,258,000 1,213,087
Entertainment — 1 .2%
TWDC Enterprises 18 Corp.
4.13%, 6/1/2044 1,270,000 1,052,424
Walt Disney Co. (The)
4.63%, 3/14/2036 900,000 875,209
6.65%, 11/15/2037 1,555,000 1,750,723
3,678,356
Financial Services — 0 .4%
Berkshire Hathaway, Inc.
4.50%, 2/11/2043 (a) 1,426,000 1,296,503
Food Products — 0 .9%
Kraft Heinz Foods Co.
5.00%, 6/4/2042 1,727,000 1,543,452
Unilever Capital Corp.
5.90%, 11/15/2032 1,164,000 1,248,799
2,792,251
Health Care Equipment & Supplies — 1 .1%
Medtronic, Inc.
4.38%, 3/15/2035 1,502,000 1,445,971
4.63%, 3/15/2045 2,218,000 1,981,480
3,427,451

See accompanying notes to the financial statements.
MAY 31, 2026 :: INVESTMENT GRADE-INTEREST RATE HEDGED
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

IGHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Health Care Providers & Services — 2 .1%
Ascension Health
3.95%, 11/15/2046 $ 1,382,000 $ 1,102,950
Elevance Health, Inc.
4.65%, 1/15/2043 1,106,000 975,187
UnitedHealth Group, Inc.
4.63%, 7/15/2035 864,000 838,657
6.88%, 2/15/2038 1,925,000 2,193,374
4.75%, 7/15/2045 1,630,000 1,447,185
6,557,353
Insurance — 1 .0%
MetLife, Inc.
5.70%, 6/15/2035 900,000 940,989
4.88%, 11/13/2043 1,708,000 1,569,598
4.05%, 3/1/2045 840,000 687,611
3,198,198
IT Services — 1 .9%
International Business Machines Corp.
4.15%, 5/15/2039 1,210,000 1,058,538
4.00%, 6/20/2042 1,051,000 863,938
4.25%, 5/15/2049 4,975,000 3,910,069
5,832,545
Machinery — 0 .5%
Caterpillar, Inc.
3.80%, 8/15/2042 1,680,000 1,398,543
Media — 2 .8%
Paramount Global
6.88%, 4/30/2036 (a) 1,001,000 927,892
4.38%, 3/15/2043 2,117,000 1,350,302
Time Warner Cable Enterprises LLC
8.38%, 7/15/2033 1,414,000 1,588,782
Time Warner Cable LLC
6.55%, 5/1/2037 1,001,000 998,976
7.30%, 7/1/2038 307,000 319,628
6.75%, 6/15/2039 3,591,000 3,560,729
8,746,309
Metals & Mining — 3 .0%
BHP Billiton Finance USA Ltd.
4.13%, 2/24/2042 1,898,000 1,633,474
5.00%, 9/30/2043 2,195,000 2,068,884
Rio Tinto Finance USA Ltd.
5.20%, 11/2/2040 1,258,000 1,239,462
Southern Copper Corp.
6.75%, 4/16/2040 1,496,000 1,660,786
5.25%, 11/8/2042 157,000 149,676
5.88%, 4/23/2045 2,497,000 2,523,908
9,276,190
Investments
Principal
Amount Value
Corporate Bonds (continued)
Multi-Utilities — 0 .7%
Berkshire Hathaway Energy Co.
6.13%, 4/1/2036 $ 2,041,000 $ 2,181,390
Oil, Gas & Consumable Fuels — 7 .9%
Canadian Natural Resources Ltd.
6.25%, 3/15/2038 1,294,000 1,373,583
ConocoPhillips
6.50%, 2/1/2039 1,804,000 1,997,287
Hess Corp.
5.60%, 2/15/2041 1,813,000 1,847,755
Kinder Morgan Energy Partners LP
6.95%, 1/15/2038 1,358,000 1,524,007
Kinder Morgan, Inc.
7.75%, 1/15/2032 1,037,000 1,186,382
Occidental Petroleum Corp.
6.45%, 9/15/2036 2,103,000 2,284,520
Phillips 66
5.88%, 5/1/2042 1,727,000 1,739,685
Shell Finance US, Inc.
4.13%, 5/11/2035 1,814,000 1,719,136
4.38%, 5/11/2045 2,417,000 2,068,013
4.00%, 5/10/2046 2,736,000 2,191,605
3.75%, 9/12/2046 110,000 85,187
TransCanada PipeLines Ltd.
6.20%, 10/15/2037 2,122,000 2,256,029
7.63%, 1/15/2039 640,000 757,302
Valero Energy Corp.
6.63%, 6/15/2037 1,629,000 1,797,156
Williams Cos., Inc. (The)
6.30%, 4/15/2040 1,512,000 1,605,431
24,433,078
Pharmaceuticals — 7 .4%
AstraZeneca plc
6.45%, 9/15/2037 1,758,000 1,960,745
4.00%, 9/18/2042 3,409,000 2,896,651
4.38%, 11/16/2045 957,000 834,636
GlaxoSmithKline Capital, Inc.
6.38%, 5/15/2038 3,154,000 3,481,262
Johnson & Johnson
5.95%, 8/15/2037 1,483,000 1,631,094
Merck & Co., Inc.
4.15%, 5/18/2043 1,509,000 1,280,408
Novartis Capital Corp.
4.40%, 5/6/2044 2,072,000 1,821,203
Pfizer, Inc.
4.00%, 12/15/2036 2,697,000 2,480,938
7.20%, 3/15/2039 2,216,000 2,589,209
4.40%, 5/15/2044 800,000 696,727
4.13%, 12/15/2046 (a) 560,000 459,786
Wyeth LLC
5.95%, 4/1/2037 2,452,000 2,606,280
22,738,939

See accompanying notes to the financial statements.
INVESTMENT GRADE-INTEREST RATE HEDGED :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

IGHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Software — 1 .6%
Oracle Corp.
6.50%, 4/15/2038 $ 3,750,000 $ 3,835,483
6.13%, 7/8/2039 504,000 494,327
5.38%, 7/15/2040 816,000 733,536
5,063,346
Specialty Retail — 1 .2%
Home Depot, Inc. (The)
5.88%, 12/16/2036 3,391,000 3,599,401
Technology Hardware, Storage & Peripherals — 2 .8%
Apple, Inc.
3.85%, 5/4/2043 200,000 166,555
4.45%, 5/6/2044 1,169,000 1,043,060
3.45%, 2/9/2045 5,961,000 4,577,827
4.38%, 5/13/2045 1,618,000 1,419,177
HP, Inc.
6.00%, 9/15/2041 (a) 1,330,000 1,362,612
8,569,231
Tobacco — 1 .8%
Altria Group, Inc.
5.38%, 1/31/2044 2,862,000 2,672,806
Philip Morris International, Inc.
6.38%, 5/16/2038 2,218,000 2,430,165
4.25%, 11/10/2044 525,000 440,071
5,543,042
Wireless Telecommunication Services — 2 .4%
America Movil SAB de CV
6.13%, 3/30/2040 2,270,000 2,371,779
4.38%, 7/16/2042 1,292,000 1,120,349
Vodafone Group plc
6.15%, 2/27/2037 2,498,000 2,682,548
5.25%, 5/30/2048 557,000 505,612
4.88%, 6/19/2049 767,000 658,494
7,338,782
Total Corporate Bonds
(Cost $290,354,450) 291,119,819
Asset-Backed Securities - 0 .5%
United Airlines Pass-Through Trust
Series 2023-1, Class A,
5.80%, 1/15/2036
(Cost $1,229,156) 1,210,224 1,254,571
Shares
Securities Lending Reinvestments (b) — 0 .9%
Investment Companies — 0 .9%
Invesco Government & Agency Portfolio,
Institutional Class 3.55% (c)
(Cost $2,868,793) 2,868,793 2,868,793
Investments
Principal
Amount Value
Short-Term Investments — 0 .5%
Repurchase Agreements (d) — 0 .5%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $1,682,412
(Cost $1,681,907) $ 1,681,907
$ 1,681,907
Total Investments — 96.1%
(Cost $296,134,306) 296,925,090
Other assets less liabilities — 3.9% 12,156,381
Net Assets — 100.0% $ 309,081,471
(a) The security or a portion of this security is on loan at May 31,
2026. The total value of securities on loan at May 31, 2026 was
$2,797,450, collateralized in the form of cash with a value of
$2,868,793 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(b) The security was purchased with cash collateral held from securities on loan at May 31, 2026. The total value of securities purchased was $2,868,793.
(c) Rate shown is the 7-day yield as of May 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 3,513,397
Aggregate gross unrealized depreciation (4,926,524)
Net unrealized depreciation $ (1,413,127)
Federal income tax cost $ 297,355,165

See accompanying notes to the financial statements.
MAY 31, 2026 :: INVESTMENT GRADE-INTEREST RATE HEDGED
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

IGHG
::
Futures Contracts Sold
Investment Grade-Interest Rate Hedged had the following open short futures contracts as of May 31, 2026:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
U.S. 10 Year Treasury Note 1,104 9/21/2026 U.S. Dollar $ 121,250,250 $ (262,485)
U.S. Treasury Long Bond 1,306 9/21/2026 U.S. Dollar 146,557,687 (659,247)
U.S. Ultra Treasury Long Bond 115 9/21/2026 U.S. Dollar 13,156,719 (61,320)
$ (983,052)

K-1 FREE CRUDE OIL ETF :: MAY 31, 2026
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

OILK
::
See accompanying notes to the financial statements.
Investments
Shares Value
Exchange Traded Funds — 52 .6%
ProShares GENIUS Money
Market ETF, 3.53%(a)(b)
(Cost $145,103,500) 1,450,000 $ 145,217,500
Principal
Amount
Short-Term Investments — 33 .7%
Repurchase Agreements (c) — 33 .7%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $93,215,799
(Cost $93,187,847) $ 93,187,847
93,187,847
Total Investments — 86.3%
(Cost $238,291,347) 238,405,347
Other assets less liabilities — 13.7% 37,768,453
Net Assets — 100.0% $ 276,173,800
(a) Affiliated company as defined under the Investment Company
Act of 1940.
(b) Represents 7-day effective yield as of May 31, 2026.
(c) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 20,580,500
Aggregate gross unrealized depreciation (10,124,846)
Net unrealized appreciation $ 10,455,654
Federal income tax cost $ 238,291,347
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
May 31, 2026
($)
Shares held
at May 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF — 145,103,500 – – 114,000 145,217,500 1,450,000 907,004
Futures Contracts Purchased
K-1 Free Crude Oil ETF had the following open long futures contracts as of May 31, 2026:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation /
(Depreciation)
AAAAAA
WTI Crude Oil 1,066 7/21/2026 U.S. Dollar $ 90,929,800 $ (10,124,846)
WTI Crude Oil 1,151 11/20/2026 U.S. Dollar 90,111,790 11,991,015
WTI Crude Oil 1,191 5/20/2027 U.S. Dollar 87,943,440 8,475,485
$ 10,341,654

MAY 31, 2026 :: LARGE CAP CORE PLUS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

CSM
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 90 .5%
Aerospace & Defense — 3.1%
Boeing Co. (The)* 10,705 $ 2,474,461
General Dynamics Corp. 5,140 1,782,655
General Electric Co. 9,343 3,024,890
Howmet Aerospace, Inc. 7,466 1,928,094
Huntington Ingalls Industries,
Inc. 4,530 1,396,010
Lockheed Martin Corp. 1,293 685,872
Northrop Grumman Corp. 3,269 1,842,670
RTX Corp. 9,302 1,671,197
Textron, Inc. 15,677 1,438,521
16,244,370
Air Freight & Logistics — 0.0%(b)
United Parcel Service, Inc.,
Class
a
B 2,422 258,403
Automobile Components — 0.0%(b)
Aptiv plc* 3,204 217,680
Automobiles — 1.8%
Ford Motor Co. 142,380 2,483,107
General Motors Co. 19,583 1,630,089
Tesla, Inc.* 12,362 5,387,236
9,500,432
Banks — 2.8%
Bank of America Corp. 12,540 647,064
Citigroup, Inc. 19,408 2,443,467
Citizens Financial Group, Inc. 13,803 859,375
Huntington Bancshares, Inc. 55,079 901,093
JPMorgan Chase & Co. 11,003 3,293,308
KeyCorp 69,519 1,482,840
M&T Bank Corp. 6,592 1,424,597
PNC Financial Services Group,
Inc. (The) 8,319 1,839,497
Truist Financial Corp. 34,101 1,644,009
Wells Fargo & Co. 2,199 170,511
14,705,761
Beverages — 0.9%
Brown-Forman Corp., Class
a
B 49,508 1,273,346
Coca-Cola Co. (The) 9,709 767,108
Keurig Dr Pepper, Inc. 20,201 606,636
Molson Coors Beverage Co.,
Class
a
B 19,390 766,487
PepsiCo, Inc. 10,717 1,545,284
4,958,861
Biotechnology — 1.7%
AbbVie, Inc. 8,026 1,747,421
Amgen, Inc. 2,732 920,110
Biogen, Inc.* 6,750 1,323,000
Gilead Sciences, Inc. 12,966 1,743,020
Incyte Corp.* 15,357 1,485,636
Vertex Pharmaceuticals, Inc.* 3,882 1,737,350
8,956,537
Investments
Shares Value
Common Stocks (a) (continued)
Broadline Retail — 2.6%
Amazon.com, Inc.* 50,073 $ 13,551,757
Building Products — 0.7%
A O Smith Corp. 7,653 434,078
Allegion plc 7,707 1,002,450
Builders FirstSource, Inc.* 3,508 267,520
Johnson Controls International
plc 1,495 200,420
Masco Corp. 2,725 191,431
Trane Technologies plc 3,784 1,707,719
3,803,618
Capital Markets — 3.6%
Ameriprise Financial, Inc. 1,894 844,175
Bank of New York Mellon Corp.
(The) 4,457 621,440
Charles Schwab Corp. (The) 22,755 1,987,649
FactSet Research Systems, Inc. 3,792 930,822
Franklin Resources, Inc. 47,906 1,486,044
Goldman Sachs Group, Inc.
(The) 2,834 2,906,437
Interactive Brokers Group, Inc.,
Class
a
A 19,273 1,676,173
Invesco Ltd. 50,772 1,444,971
Moody's Corp. 2,305 1,044,741
Morgan Stanley 13,135 2,732,080
Northern Trust Corp. 9,745 1,612,310
Robinhood Markets, Inc.,
Class
a
A* 2,314 218,210
S&P Global, Inc. 862 365,488
T. Rowe Price Group, Inc. 10,920 1,141,468
19,012,008
Chemicals — 0.5%
Albemarle Corp. 5,753 1,014,944
Linde plc 876 435,976
Mosaic Co. (The) 39,055 933,415
PPG Industries, Inc. 1,651 186,530
2,570,865
Commercial Services & Supplies — 0.7%
Cintas Corp. 2,891 495,113
Republic Services, Inc., Class
a
A 4,524 906,790
Rollins, Inc. 19,936 948,954
Veralto Corp. 15,750 1,295,122
3,645,979
Communications Equipment — 0.8%
Arista Networks, Inc.* 11,681 1,862,769
Cisco Systems, Inc. 11,600 1,396,872
F5, Inc.* 844 323,632
Lumentum Holdings, Inc.* 723 618,136
4,201,409
Construction & Engineering — 0.3%
EMCOR Group, Inc. 1,759 1,454,376

See accompanying notes to the financial statements.
LARGE CAP CORE PLUS :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

CSM
::
Investments
Shares Value
Common Stocks (a) (continued)
Construction Materials — 0.4%
CRH plc 6,718 $ 730,851
Vulcan Materials Co. 5,389 1,524,656
2,255,507
Consumer Finance — 0.3%
Capital One Financial Corp. 1,478 277,760
Synchrony Financial 16,736 1,195,620
1,473,380
Consumer Staples Distribution & Retail — 1.4%
Costco Wholesale Corp. 1,127 1,077,773
Dollar General Corp. 3,612 399,523
Dollar Tree, Inc.* 7,132 830,450
Kroger Co. (The) 24,287 1,509,437
Target Corp. 13,360 1,697,655
Walmart, Inc. 14,037 1,624,783
7,139,621
Containers & Packaging — 0.5%
Amcor plc 19,083 740,802
Ball Corp. 17,124 936,169
International Paper Co. 32,137 1,075,625
2,752,596
Diversified Telecommunication Services — 0.7%
AT&T, Inc. 82,413 2,043,842
Comcast Corp., Class
a
A 71,219 1,771,217
3,815,059
Electric Utilities — 2.3%
American Electric Power Co.,
Inc. 4,156 526,441
Constellation Energy Corp. 4,922 1,416,305
Edison International 22,585 1,579,595
Eversource Energy 20,669 1,411,073
Exelon Corp. 32,083 1,464,268
FirstEnergy Corp. 33,564 1,557,034
NRG Energy, Inc. 8,839 1,185,133
PG&E Corp. 89,160 1,456,874
Pinnacle West Capital Corp. 13,284 1,324,946
Xcel Energy, Inc. 3,142 249,789
12,171,458
Electrical Equipment — 0.9%
AMETEK, Inc. 2,791 630,347
Eaton Corp. plc 1,115 446,669
GE Vernova, Inc. 789 764,005
Hubbell, Inc., Class
a
B 1,517 718,466
Rockwell Automation, Inc. 3,824 1,724,854
Vertiv Holdings Co., Class
a
A 1,338 422,420
4,706,761
Electronic Equipment, Instruments & Components — 1.4%
Amphenol Corp., Class
a
A 16,340 2,430,739
CDW Corp. 1,284 161,078
Corning, Inc. 1,870 338,769
Jabil, Inc. 4,761 1,735,670
Investments
Shares Value
Common Stocks (a) (continued)
TE Connectivity plc 7,656 $ 1,633,867
Zebra Technologies Corp.,
Class
a
A* 3,797 925,063
7,225,186
Energy Equipment & Services — 0.1%
Baker Hughes Co., Class
a
A 6,265 400,208
Halliburton Co. 8,956 347,941
748,149
Entertainment — 1.0%
Netflix, Inc.* 37,715 3,244,244
Take-Two Interactive Software,
Inc.* 6,159 1,380,602
Walt Disney Co. (The) 3,765 383,390
5,008,236
Financial Services — 2.0%
Apollo Global Management, Inc. 13,418 1,727,031
Berkshire Hathaway, Inc.,
Class
a
B* 7,743 3,673,899
Global Payments, Inc. 10,847 819,057
Jack Henry & Associates, Inc. 8,105 1,104,873
Mastercard, Inc., Class
a
A 2,364 1,167,769
Visa, Inc., Class
a
A 5,887 1,921,281
10,413,910
Food Products — 1.2%
Archer-Daniels-Midland Co. 3,107 247,876
Bunge Global SA 11,547 1,423,745
Campbell's Co. (The)(c) 27,321 576,746
Conagra Brands, Inc. 13,736 182,414
General Mills, Inc. 18,303 618,824
Hershey Co. (The) 7,328 1,421,852
Hormel Foods Corp. 8,502 197,502
Kraft Heinz Co. (The) 7,794 187,134
Tyson Foods, Inc., Class
a
A 21,686 1,323,280
6,179,373
Gas Utilities — 0.1%
Atmos Energy Corp. 2,731 461,894
Ground Transportation — 1.0%
Norfolk Southern Corp. 5,746 1,752,300
Uber Technologies, Inc.* 21,855 1,538,592
Union Pacific Corp. 7,026 1,845,309
5,136,201
Health Care Equipment & Supplies — 1.7%
Abbott Laboratories 2,073 177,449
Baxter International, Inc. 10,488 196,965
Boston Scientific Corp.* 22,446 1,084,366
Dexcom, Inc.* 3,768 277,852
GE HealthCare Technologies,
Inc. 9,119 568,478
IDEXX Laboratories, Inc.* 2,388 1,345,710
Insulet Corp.* 8,465 1,226,917
Medtronic plc 15,260 1,126,341
ResMed, Inc. 5,018 956,280

See accompanying notes to the financial statements.
MAY 31, 2026 :: LARGE CAP CORE PLUS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

CSM
::
Investments
Shares Value
Common Stocks (a) (continued)
Solventum Corp.* 6,832 $ 512,058
STERIS plc 4,853 1,032,379
Zimmer Biomet Holdings, Inc. 6,106 502,707
9,007,502
Health Care Providers & Services — 2.1%
Cardinal Health, Inc. 7,390 1,454,352
Cencora, Inc. 2,147 578,316
Centene Corp.* 25,742 1,534,223
Cigna Group (The) 6,194 1,718,216
CVS Health Corp. 23,702 2,156,408
McKesson Corp. 2,446 1,816,008
Quest Diagnostics, Inc. 1,902 370,700
UnitedHealth Group, Inc. 1,255 477,289
Universal Health Services, Inc.,
Class
a
B 7,445 1,087,789
11,193,301
Health Care REITs — 0.5%
Healthpeak Properties, Inc.,
REIT 65,520 1,254,708
Ventas, Inc., REIT 17,953 1,515,592
2,770,300
Hotel & Resort REITs — 0.3%
Host Hotels & Resorts, Inc.,
REIT 67,000 1,539,660
Hotels, Restaurants & Leisure — 1.6%
Booking Holdings, Inc. 7,992 1,338,101
Carnival Corp. Ltd. 56,353 1,581,265
Chipotle Mexican Grill, Inc.,
Class
a
A* 5,437 173,223
Darden Restaurants, Inc. 1,020 207,988
Hilton Worldwide Holdings, Inc. 3,358 1,100,282
Las Vegas Sands Corp. 15,635 790,662
McDonald's Corp. 616 171,987
MGM Resorts International* 11,278 492,510
Norwegian Cruise Line Holdings
Ltd.* 70,909 1,300,471
Royal Caribbean Cruises Ltd. 4,263 1,213,378
8,369,867
Household Durables — 0.7%
DR Horton, Inc. 5,247 771,781
NVR, Inc.* 250 1,526,200
PulteGroup, Inc. 10,297 1,216,900
3,514,881
Household Products — 0.8%
Church & Dwight Co., Inc. 5,276 504,544
Clorox Co. (The) 2,040 183,641
Kimberly-Clark Corp. 5,747 560,907
Procter & Gamble Co. (The) 20,612 2,959,059
4,208,151
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The) 101,872 1,494,462
Investments
Shares Value
Common Stocks (a) (continued)
Industrial Conglomerates — 0.4%
3M Co. 12,812 $ 1,961,902
Industrial REITs — 0.2%
Prologis, Inc., REIT 8,195 1,175,737
Insurance — 2.6%
Allstate Corp. (The) 7,898 1,627,699
American International Group,
Inc. 8,839 656,119
Arch Capital Group Ltd.* 12,953 1,157,221
Assurant, Inc. 5,998 1,492,722
Brown & Brown, Inc. 10,938 615,262
Cincinnati Financial Corp. 9,649 1,518,946
Erie Indemnity Co., Class
a
A 2,012 428,697
Hartford Insurance Group, Inc.
(The) 9,988 1,269,774
Marsh & McLennan Cos., Inc. 10,216 1,634,254
MetLife, Inc. 20,691 1,710,939
Progressive Corp. (The) 8,078 1,538,051
13,649,684
Interactive Media & Services — 5.2%
Alphabet, Inc., Class
a
A 29,285 11,138,257
Alphabet, Inc., Class
a
C 22,780 8,575,075
Meta Platforms, Inc., Class
a
A 11,801 7,464,251
27,177,583
IT Services — 0.9%
Accenture plc, Class
a
A 3,641 681,122
Cognizant Technology Solutions
Corp., Class
a
A 15,504 864,425
EPAM Systems, Inc.* 11,949 1,224,295
GoDaddy, Inc., Class
a
A* 16,241 1,393,965
International Business
Machines Corp. 1,057 314,775
4,478,582
Life Sciences Tools & Services — 0.8%
Danaher Corp. 2,740 500,516
IQVIA Holdings, Inc.* 3,256 593,276
Mettler-Toledo International,
Inc.* 1,131 1,335,236
Revvity, Inc. 9,904 1,035,463
Thermo Fisher Scientific, Inc. 571 281,223
West Pharmaceutical Services,
Inc. 660 213,054
3,958,768
Machinery — 1.9%
Caterpillar, Inc. 1,077 943,312
Fortive Corp. 22,220 1,295,870
IDEX Corp. 974 205,348
Illinois Tool Works, Inc. 1,206 298,220
Otis Worldwide Corp. 20,794 1,473,047
Parker-Hannifin Corp. 1,173 990,751
Pentair plc 13,973 989,847
Snap-on, Inc. 2,729 1,013,032

See accompanying notes to the financial statements.
LARGE CAP CORE PLUS :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

CSM
::
Investments
Shares Value
Common Stocks (a) (continued)
Stanley Black & Decker, Inc. 19,025 $ 1,510,966
Xylem, Inc. 9,162 1,003,606
9,723,999
Media — 0.5%
EchoStar Corp., Class
a
A(c) 4,343 561,072
Fox Corp., Class
a
A 19,106 1,221,256
Fox Corp., Class
a
B 3,142 180,319
Omnicom Group, Inc. 6,077 441,859
2,404,506
Metals & Mining — 0.8%
Freeport-McMoRan, Inc. 19,034 1,250,724
Newmont Corp. 18,162 1,994,369
Nucor Corp. 3,364 841,000
4,086,093
Multi-Utilities — 0.8%
Ameren Corp. 13,143 1,419,050
Consolidated Edison, Inc. 13,311 1,406,041
DTE Energy Co. 9,868 1,409,841
4,234,932
Oil, Gas & Consumable Fuels — 2.5%
APA Corp. 23,997 874,211
Chevron Corp. 3,302 602,483
Devon Energy Corp. 58,172 2,588,072
EQT Corp. 24,786 1,361,495
Expand Energy Corp. 13,998 1,301,534
Exxon Mobil Corp. 15,909 2,310,941
Kinder Morgan, Inc. 43,722 1,358,880
Marathon Petroleum Corp. 1,010 251,258
ONEOK, Inc. 17,793 1,493,544
Phillips 66 5,843 1,027,667
13,170,085
Passenger Airlines — 0.2%
Southwest Airlines Co. 25,718 1,104,588
United Airlines Holdings, Inc.* 1,875 215,250
1,319,838
Personal Care Products — 0.0%(b)
Kenvue, Inc. 10,323 178,381
Pharmaceuticals — 2.0%
Bristol-Myers Squibb Co. 10,425 596,102
Eli Lilly & Co. 5,137 5,676,385
Johnson & Johnson 8,304 1,871,140
Merck & Co., Inc. 16,328 1,938,460
Viatris, Inc. 12,238 198,990
10,281,077
Professional Services — 0.7%
Automatic Data Processing, Inc. 5,065 1,123,620
Broadridge Financial Solutions,
Inc. 7,715 1,185,950
Leidos Holdings, Inc. 7,278 930,128
Paychex, Inc. 3,030 293,849
3,533,547
Investments
Shares Value
Common Stocks (a) (continued)
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class
a
A* 3,425 $ 428,262
Residential REITs — 1.0%
AvalonBay Communities, Inc.,
REIT 2,751 502,085
Camden Property Trust, REIT 13,297 1,416,928
Essex Property Trust, Inc., REIT 1,438 392,056
Invitation Homes, Inc., REIT 46,547 1,361,500
UDR, Inc., REIT 37,495 1,383,566
5,056,135
Retail REITs — 0.6%
Kimco Realty Corp., REIT 53,958 1,299,308
Simon Property Group, Inc.,
REIT 8,781 1,799,315
3,098,623
Semiconductors & Semiconductor Equipment — 12.4%
Advanced Micro Devices, Inc.* 11,100 5,728,710
Analog Devices, Inc. 2,483 1,027,589
Applied Materials, Inc. 1,082 486,965
Broadcom, Inc. 24,497 10,944,525
First Solar, Inc.* 3,550 1,089,104
Intel Corp.* 18,806 2,156,672
Lam Research Corp. 6,354 2,021,716
Microchip Technology, Inc. 6,078 575,283
Micron Technology, Inc. 7,947 7,716,537
NVIDIA Corp. 130,656 27,586,708
QUALCOMM, Inc. 8,835 2,217,762
Skyworks Solutions, Inc.(c) 18,226 1,418,894
Teradyne, Inc. 4,817 1,803,051
Texas Instruments, Inc. 625 191,050
64,964,566
Software — 7.0%
Adobe, Inc.* 7,697 1,995,139
AppLovin Corp., Class
a
A* 3,408 2,089,411
Autodesk, Inc.* 4,737 1,095,716
Fair Isaac Corp.* 677 846,650
Gen Digital, Inc. 50,457 1,301,286
Intuit, Inc. 3,777 1,252,189
Microsoft Corp. 39,862 17,947,467
Oracle Corp. 9,012 2,034,729
Palantir Technologies, Inc.,
Class
a
A* 16,060 2,514,032
PTC, Inc.* 8,352 1,158,673
Salesforce, Inc. 8,432 1,611,355
ServiceNow, Inc.* 7,841 975,185
Synopsys, Inc.* 1,906 906,532
Trimble, Inc.* 2,570 144,974
Tyler Technologies, Inc.* 536 167,848
Workday, Inc., Class
a
A* 3,990 583,298
36,624,484
Specialized REITs — 0.5%
VICI Properties, Inc., Class
a
A,
REIT 55,736 1,572,870

See accompanying notes to the financial statements.
MAY 31, 2026 :: LARGE CAP CORE PLUS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

CSM
::
Investments
Shares Value
Common Stocks (a) (continued)
Weyerhaeuser Co., REIT 54,220 $ 1,328,932
2,901,802
Specialty Retail — 1.0%
Best Buy Co., Inc. 25,647 1,999,184
Carvana Co., Class
a
A* 8,616 628,968
Home Depot, Inc. (The) 2,203 698,659
Lowe's Cos., Inc. 7,937 1,701,375
Williams-Sonoma, Inc. 975 198,481
5,226,667
Technology Hardware, Storage & Peripherals — 6.4%
Apple, Inc. 78,028 24,349,418
Dell Technologies, Inc., Class
a
C 8,172 3,439,676
HP, Inc. 31,577 853,842
Sandisk Corp.* 1,117 1,893,293
Seagate Technology Holdings
plc 428 376,554
Western Digital Corp. 4,937 2,622,584
33,535,367
Textiles, Apparel & Luxury Goods — 0.5%
Deckers Outdoor Corp.* 11,904 1,355,270
Ralph Lauren Corp., Class
a
A 2,549 927,581
Tapestry, Inc. 1,352 196,662
2,479,513
Tobacco — 0.4%
Altria Group, Inc. 28,798 2,003,765
Philip Morris International, Inc. 1,037 183,943
2,187,708
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc. 9,120 1,710,274
Total Common Stocks
(Cost $344,617,751)
474,215,626
Exchange Traded Funds — 4 .8%
ProShares GENIUS Money
Market ETF, 3.53%(d)(e)
(Cost $25,010,000) 250,000 25,030,000
Securities Lending Reinvestments (f) — 0 .2%
Investment Companies — 0 .2%
Invesco Government & Agency Portfolio,
Institutional Class 3.55% (g)
(Cost $1,286,021) 1,286,021 1,286,021
Investments
Principal
Amount Value
Short-Term Investments — 1 .7%
Repurchase Agreements (h) — 1 .7%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $8,812,973
(Cost $8,810,331) $ 8,810,331
$ 8,810,331
Total Investments — 97.2%
(Cost $379,724,103) 509,341,978
Other assets less liabilities — 2.8% 14,662,161
Net Assets — 100.0% $ 524,004,139
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $63,001,677.
(b) Represents less than 0.05% of net assets.
(c) The security or a portion of this security is on loan at May 31,
2026. The total value of securities on loan at May 31, 2026 was
$1,252,611, collateralized in the form of cash with a value of
$1,286,021 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments and $107 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% – 6.25%, and maturity dates ranging from June 18, 2026
– February 15, 2056. The total value of collateral is $1,286,128.
(d) Affiliated company as defined under the Investment Company
Act of 1940.
(e) Represents 7-day effective yield as of May 31, 2026.
(f) The security was purchased with cash collateral held from securities on loan at May 31, 2026. The total value of securities purchased was $1,286,021.
(g) Rate shown is the 7-day yield as of May 31, 2026.
(h) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 171,140,262
Aggregate gross unrealized depreciation (27,713,902)
Net unrealized appreciation $ 143,426,360
Federal income tax cost $ 381,573,713

See accompanying notes to the financial statements.
LARGE CAP CORE PLUS :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

CSM
::
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
May 31, 2026
($)
Shares held
at May 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF — 25,010,000 – – 20,000 25,030,000 250,000 216,626
Swap Agreements
a
Large Cap Core Plus had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(60,381,910) 11/15/2027
Goldman Sachs
International (3.87)%
UBS 130/30 Large
Cap Index (short
portion)
f
(4,299,274) 4,299,274 — —
(43,717,283) 11/15/2027
Societe
Generale (3.62)%
UBS 130/30 Large
Cap Index (short
portion)
f
(4,058,674)
64,809,694 11/15/2027
Societe
Generale 4.67%
UBS 130/30 Large
Cap Index (long
portion)
g
6,413,036
21,092,411 2,354,362 (2,346,181) — 8,181
(48,786,449) 4/15/2027 UBS AG (4.02)%
UBS 130/30 Large
Cap Index (short
portion)
f
(2,194,417)
137,753,708 11/6/2026 UBS AG 4.42%
UBS 130/30 Large
Cap Index (long
portion)
g
19,797,424
88,967,259 17,603,007 (17,603,007) — —
49,677,760 15,658,095
Total Unrealized
Appreciation
26,210,460
Total Unrealized
Depreciation
(10,552,365)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f Certain underlying short component disclosures related to this index may be found on the website at www.proshares.com/globalassets/proshares/documents/
resources/Large_Cap_Short_May.pdf
g See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative long components of the underlying reference instrument and their relative weightings.

MAY 31, 2026 :: LONG ONLINE/SHORT STORES ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

CLIX
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 87 .3%
Broadline Retail — 58.2%
Alibaba Group Holding Ltd.,
ADR 6,052 $ 751,779
Amazon.com, Inc.* 5,767 1,560,781
Coupang, Inc.* 16,792 278,747
eBay, Inc. 6,340 692,772
Etsy, Inc.* 3,852 261,628
Global-e Online Ltd.* 3,640 111,530
JD.com, Inc., ADR 4,292 123,738
MercadoLibre, Inc.* 92 156,000
Ozon Holdings plc, ADR*‡ 3,471 —
PDD Holdings, Inc., ADR* 1,874 158,240
Sea Ltd., ADR* 1,520 137,606
4,232,821
Distributors — 3.2%
GigaCloud Technology, Inc.,
Class
a
A* 6,385 230,116
Personal Care Products — 1.6%
Oddity Tech Ltd., Class
a
A(a) 8,724 117,861
Specialty Retail — 21.2%
Bed Bath & Beyond, Inc.* 40,924 250,864
Buckle, Inc. (The) 5,023 230,405
Carvana Co., Class
a
A* 4,089 298,497
Chewy, Inc., Class
a
A* 11,730 264,394
Revolve Group, Inc., Class
a
A* 12,641 247,764
Wayfair, Inc., Class
a
A* 3,472 250,887
1,542,811
Textiles, Apparel & Luxury Goods — 3.1%
Figs, Inc., Class
a
A* 19,191 225,686
Total Common Stocks
(Cost $5,420,578)
6,349,295
Securities Lending Reinvestments (b) — 0 .0% (c)
Investment Companies — 0 .0% (c)
Invesco Government & Agency Portfolio,
Institutional Class 3.55% (d)
(Cost $3,591) 3,591 3,591
Principal
Amount
Short-Term Investments — 7 .5%
Repurchase Agreements (e) — 7 .5%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $542,435
(Cost $542,272) $ 542,272
542,272
Total Investments — 94.8%
(Cost $5,966,441) 6,895,158
Other assets less liabilities — 5.2% 379,909
Net Assets — 100.0% $ 7,275,067
* Non-income producing security.
‡ Value determined using significant unobservable inputs and is reported as a Level 3 security in the valuation hierarchy table located in Note 2 in Notes to the Financial Statements.
(a) The security or a portion of this security is on loan at May 31,
2026. The total value of securities on loan at May 31, 2026
was $100,217, collateralized in the form of cash with a value of $3,591 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments and $95,618 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 4.63%, and maturity dates ranging from July
9, 2026 – February 15, 2045. The total value of collateral is
$99,209.
(b) The security was purchased with cash collateral held from securities on loan at May 31, 2026. The total value of securities purchased was $3,591.
(c) Represents less than 0.05% of net assets.
(d) Rate shown is the 7-day yield as of May 31, 2026.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,731,498
Aggregate gross unrealized depreciation (1,116,054)
Net unrealized appreciation $ 615,444
Federal income tax cost $ 6,111,967

See accompanying notes to the financial statements.
LONG ONLINE/SHORT STORES ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

CLIX
::
Swap Agreements
a
Long Online/Short Stores ETF had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(2,995,830) 4/15/2027 BNP Paribas (3.97)%
Solactive-ProShares
Bricks and Mortar
Retail Store Index (229,351)
377,769 4/15/2027 BNP Paribas 4.42%
ProShares Online
Retail Index 15,501
(2,618,061) (213,850) — 213,850 —
(151,341) 11/6/2026
Goldman Sachs
International (3.37)%
Solactive-ProShares
Bricks and Mortar
Retail Store Index (1,376)
18,541 11/6/2026
Goldman Sachs
International 4.37%
ProShares Online
Retail Index 2,759
(132,800) 1,383 — — 1,383
(481,375) 3/8/2027
Societe
Generale (3.37)%
Solactive-ProShares
Bricks and Mortar
Retail Store Index (222,275)
454,249 11/6/2026
Societe
Generale 3.37%
ProShares Online
Retail Index 274,064
(27,126) 51,789 — — 51,789
74,163 11/15/2027 UBS AG 4.42%
ProShares Online
Retail Index (7,069) — 7,069 —
(2,703,824) (167,747)
Total Unrealized
Appreciation
292,324
Total Unrealized
Depreciation
(460,071)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

MAY 31, 2026 :: MERGER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MRGR
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 94 .4%
Banks — 2.4%
Stellar Bancorp, Inc. 10,033 $ 374,632
Biotechnology — 7.1%
Catalyst Pharmaceuticals, Inc.* 11,890 371,325
Centessa Pharmaceuticals plc,
ADR* 9,200 365,792
KalVista Pharmaceuticals, Inc.* 13,850 372,149
Verve Therapeutics, Inc.*‡ 26,450 16,664
1,125,930
Capital Markets — 7.0%
Allfunds Group plc 37,567 375,960
DigitalBridge Group, Inc. 23,794 372,138
Schroders plc 45,300 356,272
1,104,370
Diversified Telecommunication Services — 4.8%
Globalstar, Inc.* 4,625 389,471
IHS Holding Ltd.* 44,900 372,670
762,141
Electrical Equipment — 2.6%
Thermon Group Holdings, Inc.* 6,800 415,752
Energy Equipment & Services — 2.5%
Valaris Ltd.* 4,346 402,570
Entertainment — 2.2%
Electronic Arts, Inc. 1,698 342,520
Ground Transportation — 2.3%
Norfolk Southern Corp. 1,201 366,257
Health Care Equipment & Supplies — 4.7%
Avanos Medical, Inc.* 15,000 372,000
Masimo Corp.* 2,085 372,068
744,068
Health Care Providers & Services — 4.7%
Select Medical Holdings Corp. 22,500 371,250
Talkspace, Inc.* 71,500 371,800
743,050
Health Care REITs — 2.3%
Sila Realty Trust, Inc., REIT 12,150 367,416
Hotels, Restaurants & Leisure — 2.3%
Global Business Travel Group I* 39,500 368,930
Household Durables — 4.1%
Leggett & Platt, Inc. 32,800 336,856
TopBuild Corp.* 755 315,197
652,053
Independent Power and Renewable Electricity Producers — 2.3%
Boralex, Inc., Class
a
A 13,800 369,061
Investments
Shares Value
Common Stocks (continued)
Insurance — 2.3%
Beazley plc 21,350 $ 368,314
Machinery — 2.2%
Chart Industries, Inc.* 1,683 349,761
Metals & Mining — 7.9%
Orla Mining Ltd. 25,500 342,183
Teck Resources Ltd., Class
a
B 8,668 574,850
Vault Minerals Ltd. 111,000 335,081
1,252,114
Multi-Utilities — 4.9%
Dominion Energy, Inc. 5,430 363,484
Northwestern Energy Group,
Inc. 5,802 409,679
773,163
Oil, Gas & Consumable Fuels — 4.4%
ARC Resources Ltd. 16,150 365,605
Secure Waste Infrastructure
Corp. 22,750 334,984
700,589
Personal Care Products — 2.4%
Kenvue, Inc. 22,267 384,774
Pharmaceuticals — 7.1%
Esperion Therapeutics, Inc.(a) 118,900 372,157
Organon & Co. 28,200 376,188
Recordati Industria Chimica e
Farmaceutica SpA 6,225 373,933
1,122,278
Real Estate Management & Development — 2.3%
Kennedy-Wilson Holdings, Inc. 33,500 368,835
Semiconductors & Semiconductor Equipment — 2.5%
Silicon Laboratories, Inc.* 1,786 388,634
Software — 2.3%
LiveRamp Holdings, Inc.* 9,800 368,088
Specialized REITs — 2.4%
National Storage Affiliates Trust,
REIT 9,075 387,049
Transportation Infrastructure — 2.4%
Qube Holdings Ltd. 103,500 372,697
Total Common Stocks
(Cost $14,678,316)
14,975,046

See accompanying notes to the financial statements.
MERGER ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MRGR
::
Investments
Shares Value
Securities Lending Reinvestments (b) — 0 .1%
Investment Companies — 0 .1%
Invesco Government & Agency Portfolio,
Institutional Class 3.55% (c)
(Cost $21,106) 21,106 $ 21,106
Principal
Amount
Short-Term Investments — 3 .0%
Repurchase Agreements (d) — 3 .0%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $471,370
(Cost $471,228) $ 471,228
471,228
Total Investments — 97.5%
(Cost $15,170,650) 15,467,380
Other assets less liabilities — 2.5% 403,836
Net Assets — 100.0% $ 15,871,216
* Non-income producing security.
‡ Value determined using significant unobservable inputs and is reported as a Level 3 security in the valuation hierarchy table located in Note 2 in Notes to the Financial Statements.
(a) The security or a portion of this security is on loan at May 31,
2026. The total value of securities on loan at May 31, 2026
was $20,326, collateralized in the form of cash with a value of $21,106 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(b) The security was purchased with cash collateral held from securities on loan at May 31, 2026. The total value of securities purchased was $21,106.
(c) Rate shown is the 7-day yield as of May 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt
REIT Real Estate Investment Trust
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 914,778
Aggregate gross unrealized depreciation (207,921)
Net unrealized appreciation $ 706,857
Federal income tax cost $ 15,172,888
Forward Currency Contracts
Merger ETF had the following open forward currency contracts as of May 31, 2026:
Currency
A
Counterparty
A
Delivery Date
A
Foreign
Currency
to Receive
(Pay)
A
U.S. Dollars
to Receive
(Pay)
A
Market
Value
A
Net Unrealized
Appreciation /
(Depreciation)
a
A
a
AAA
U.S. Dollar vs. Australian Dollar Goldman Sachs International 07/14/26 93,000 $ (66,590) $ 66,787 $ 197
U.S. Dollar vs. Australian Dollar Goldman Sachs International 07/14/26 (545,000) 395,020 (391,384) 3,636
U.S. Dollar vs. Canadian Dollar Goldman Sachs International 07/14/26 (10,000) 7,267 (7,267) –
U.S. Dollar vs. Canadian Dollar Goldman Sachs International 07/14/26 (1,506,000) 1,100,636 (1,094,418) 6,218
U.S. Dollar vs. Euro Goldman Sachs International 07/14/26 (329,000) 385,889 (384,449) 1,440
Total Unrealized Appreciation $ 11,491
U.S. Dollar vs. Canadian Dollar Goldman Sachs International 07/14/26 468,000 $ (344,663) $ 340,098 $ (4,565)
U.S. Dollar vs. Australian Dollar Goldman Sachs International 07/14/26 (516,000) 363,458 (370,558) (7,100)
U.S. Dollar vs. Canadian Dollar Goldman Sachs International 07/14/26 (1,671,000) 1,213,243 (1,214,324) (1,081)
U.S. Dollar vs. Euro Goldman Sachs International 07/14/26 (310,000) 361,973 (362,247) (274)
U.S. Dollar vs. British Pound Goldman Sachs International 07/14/26 (537,000) 719,917 (723,120) (3,203)
Total Unrealized Depreciation $ (16,223)
Total Net Unrealized Depreciation $ (4,732)
b
a
The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on forward currency contracts) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on forward currency contracts) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.
b
The Net Amount of the Fund's uncollateralized exposure to the counterparty under these contracts is equal to the net unrealized appreciation, if any. Neither the Fund nor the counterparty has posted Financial Instruments or cash as collateral pursuant to these contracts.

See accompanying notes to the financial statements.
MAY 31, 2026 :: MERGER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MRGR
::
Swap Agreements
a
Merger ETF had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(7,829) 11/6/2026 Citibank NA (2.92)%
S&P Merger Arbitrage
Index (short exposure
to Acquirers)
f
(390)
9,768 11/6/2026 Citibank NA 4.27%
S&P Merger Arbitrage
Index (long exposure
to Targets)
g
249
1,939 (141) — 141 —
(6,772,509) 11/6/2026
Societe
Generale (2.62)%
S&P Merger Arbitrage
Index (short exposure
to Acquirers)
f
361,395
4,223,175 11/6/2026
Societe
Generale 4.62%
S&P Merger Arbitrage
Index (long exposure
to Targets)
g
55,843
(2,549,334) 417,238 — (380,000) 37,238
(2,547,395) 417,097
Total Unrealized
Appreciation
417,487
Total Unrealized
Depreciation
(390)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f Certain underlying short component disclosures related to this index may be found on the website at www.proshares.com/globalassets/proshares/documents/
resources/Merger_Acquirers_May.pdf
g See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative long components of the underlying reference instrument and their relative weightings.
Merger ETF invested, as a percentage of net assets, in the following countries as of May 31, 2026:
United States 63 .4%
Canada 12 .5%
United Kingdom 11 .6%
Australia 4 .5%
Italy 2 .4%
Other
a
5 .6%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

METAVERSE ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

VERS
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 100 .0%
Broadline Retail — 3.9%
Amazon.com, Inc.* 1,044 $ 282,548
Communications Equipment — 5.4%
Nokia OYJ, ADR 17,904 265,695
Telefonaktiebolaget LM
Ericsson, ADR 9,552 124,749
390,444
Electronic Equipment, Instruments & Components — 7.4%
Coherent Corp.* 549 198,447
MicroVision, Inc.(a) 6,545 3,971
Vuzix Corp.(a) 72,577 333,854
536,272
Entertainment — 4.7%
Electronic Arts, Inc. 702 141,607
ROBLOX Corp., Class
a
A* 2,266 106,842
Take-Two Interactive Software,
Inc.* 429 96,165
344,614
Interactive Media & Services — 9.0%
Alphabet, Inc., Class
a
A 726 276,127
Meta Platforms, Inc., Class
a
A 369 233,396
Pinterest, Inc., Class
a
A* 1,035 20,752
Snap, Inc., Class
a
A* 22,549 128,755
659,030
IT Services — 0.7%
Globant SA* 936 37,777
Kingsoft Cloud Holdings Ltd.,
ADR* 1,036 12,722
50,499
Media — 2.4%
Stagwell, Inc., Class
a
A* 24,534 171,983
Real Estate Management & Development — 1.2%
eXp World Holdings, Inc. 18,591 91,468
Semiconductors & Semiconductor Equipment — 51.0%
Aeluma, Inc.(a) 10,944 236,172
Ambarella, Inc.* 1,719 124,077
Amkor Technology, Inc. 1,549 107,749
ARM Holdings plc, ADR* 952 336,332
Blaize Holdings, Inc.(a) 71,264 125,425
CEVA, Inc.* 4,856 194,143
Cirrus Logic, Inc.* 330 56,084
Himax Technologies, Inc., ADR 22,741 467,782
Kopin Corp.* 65,103 371,738
Micron Technology, Inc. 516 501,036
NVIDIA Corp. 1,337 282,294
Qorvo, Inc.* 2,549 263,974
QUALCOMM, Inc. 1,582 397,114
Skyworks Solutions, Inc.(a) 712 55,429
Synaptics, Inc.* 294 40,360
Investments
Shares Value
Common Stocks (continued)
Universal Display Corp. 1,624 $ 149,603
3,709,312
Software — 8.3%
Autodesk, Inc.* 531 122,826
Figma, Inc., Class
a
A* 3,434 87,567
Microsoft Corp. 487 219,267
PTC, Inc.* 188 26,081
Unity Software, Inc.* 4,781 145,677
601,418
Specialty Retail — 2.1%
Williams-Sonoma, Inc. 738 150,235
Technology Hardware, Storage & Peripherals — 3.9%
Apple, Inc. 907 283,038
Total Common Stocks
(Cost $4,745,941)
7,270,861
Securities Lending Reinvestments (b) — 2 .6%
Investment Companies — 2 .6%
Invesco Government & Agency Portfolio,
Institutional Class 3.55% (c)
(Cost $191,115) 191,115 191,115
Total Investments — 102.6%
(Cost $4,937,056) 7,461,976
Liabilities in excess of other assets — (2.6%) (186,902)
Net Assets — 100.0% $ 7,275,074
* Non-income producing security.
(a) The security or a portion of this security is on loan at May 31,
2026. The total value of securities on loan at May 31, 2026
was $187,249, collateralized in the form of cash with a value of $191,115 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments and $2,046 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% – 6.25%, and maturity dates ranging from June 18, 2026
– February 15, 2056. The total value of collateral is $193,161.
(b) The security was purchased with cash collateral held from securities on loan at May 31, 2026. The total value of securities purchased was $191,115.
(c) Rate shown is the 7-day yield as of May 31, 2026.
Abbreviations
ADR American Depositary Receipt
OYJ Public Limited Company

See accompanying notes to the financial statements.
MAY 31, 2026 :: METAVERSE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

VERS
::
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 2,977,654
Aggregate gross unrealized depreciation (465,626)
Net unrealized appreciation $ 2,512,028
Federal income tax cost $ 4,949,948
Metaverse ETF invested, as a percentage of net assets, in the following countries as of May 31, 2026:
United States 88 .0%
Taiwan 6 .4%
Finland 3 .7%
Sweden 1 .7%
China 0 .2%
Other
a
0.0%
*
100 .0%
a Includes any non-equity securities and net other assets (liabilities).
* Amount represents less than 0.05%.

MSCI EAFE DIVIDEND GROWERS ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EFAD
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 98 .6%
Aerospace & Defense — 1.4%
BAE Systems plc 31,349 $ 854,857
Biotechnology — 1.3%
CSL Ltd. 11,420 793,815
Broadline Retail — 1.3%
Pan Pacific International
Holdings Corp. 143,566 792,007
Building Products — 1.3%
Geberit AG (Registered) 1,278 839,733
Capital Markets — 3.7%
Deutsche Boerse AG 2,676 773,195
London Stock Exchange Group
plc 6,304 766,642
Partners Group Holding AG 702 743,194
2,283,031
Chemicals — 6.8%
Air Liquide SA 3,955 821,890
Givaudan SA (Registered) 227 842,516
Nippon Sanso Holdings Corp. 21,267 826,152
Sika AG (Registered) 4,509 884,661
Symrise AG, Class
a
A 9,035 833,983
4,209,202
Construction & Engineering — 1.3%
ACS Actividades de
Construccion y Servicios SA 5,540 803,587
Construction Materials — 1.4%
Buzzi SpA 16,173 877,598
Diversified Telecommunication Services — 5.0%
Elisa OYJ 16,506 792,040
HKT Trust & HKT Ltd. 496,466 766,484
NTT, Inc. 817,950 768,161
Telenor ASA 45,304 741,233
3,067,918
Electric Utilities — 5.1%
CK Infrastructure Holdings Ltd.
(a) 95,649 724,318
Elia Group SA/NV 5,186 806,705
Enel SpA 72,049 809,247
Iberdrola SA 35,189 800,744
3,141,014
Electrical Equipment — 1.4%
Schneider Electric SE 2,692 848,029
Electronic Equipment, Instruments & Components — 3.4%
Halma plc 13,551 855,218
Murata Manufacturing Co. Ltd. 20,555 1,242,803
2,098,021
Investments
Shares Value
Common Stocks (continued)
Financial Services — 2.7%
Sofina SA(a) 3,156 $ 821,285
Washington H Soul Pattinson &
Co. Ltd. 26,451 827,870
1,649,155
Food Products — 5.2%
Chocoladefabriken Lindt &
Spruengli AG, Class
a
PC 67 797,895
Kerry Group plc, Class
a
A 9,109 780,755
Lotus Bakeries NV(a) 65 834,369
Nestle SA (Registered) 7,900 803,194
3,216,213
Gas Utilities — 1.3%
APA Group 108,896 789,775
Health Care Equipment & Supplies — 4.1%
Coloplast A/S, Class
a
B 12,726 786,495
Fisher & Paykel Healthcare
Corp. Ltd. 40,716 909,006
Terumo Corp. 55,374 835,184
2,530,685
Health Care Providers & Services — 1.4%
Sonic Healthcare Ltd. 61,154 858,886
Health Care Technology — 1.3%
Pro Medicus Ltd. 8,653 823,429
Household Durables — 1.2%
Sony Group Corp. 34,147 738,754
Household Products — 1.3%
Unicharm Corp.(a) 131,512 783,339
Industrial Conglomerates — 2.6%
Hikari Tsushin, Inc. 3,303 758,368
Lifco AB, Class
a
B 25,998 837,387
1,595,755
Industrial REITs — 1.4%
Segro plc, REIT 86,715 844,629
Insurance — 5.0%
AIA Group Ltd. 72,780 763,794
Legal & General Group plc 225,511 824,995
Swiss Life Holding AG
(Registered) 742 807,952
Tokio Marine Holdings, Inc. 15,980 713,825
3,110,566
Interactive Media & Services — 1.2%
CAR Group Ltd. 42,213 754,447
IT Services — 2.4%
Obic Co. Ltd. 29,777 746,155

See accompanying notes to the financial statements.
MAY 31, 2026 :: MSCI EAFE DIVIDEND GROWERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EFAD
::
Investments
Shares Value
Common Stocks (continued)
Otsuka Corp.(a) 42,399 $ 769,463
1,515,618
Machinery — 1.3%
Spirax Group plc 8,724 819,050
Metals & Mining — 1.2%
Northern Star Resources Ltd. 56,751 768,056
Personal Care Products — 1.3%
Kao Corp. 20,993 806,409
Pharmaceuticals — 11.9%
Astellas Pharma, Inc. 54,824 786,250
Financiere de Tubize SA 3,445 903,728
Novartis AG (Registered) 5,303 799,641
Novo Nordisk A/S, Class
a
B 17,900 818,794
Recordati Industria Chimica e
Farmaceutica SpA 13,516 812,284
Roche Holding AG 1,916 807,498
Sanofi SA 9,158 804,619
Shionogi & Co. Ltd. 41,951 790,584
UCB SA 2,932 861,191
7,384,589
Professional Services — 3.8%
Computershare Ltd. 34,030 846,922
RELX plc 23,595 779,220
Wolters Kluwer NV 10,421 742,051
2,368,193
Real Estate Management & Development — 2.5%
Hulic Co. Ltd.(a) 72,629 775,153
Sumitomo Realty &
Development Co. Ltd. 32,118 749,938
1,525,091
Semiconductors & Semiconductor Equipment — 2.9%
ASML Holding NV 551 890,412
Lasertec Corp. 3,523 888,108
1,778,520
Software — 3.7%
Nemetschek SE 10,450 753,628
Sage Group plc (The) 65,666 745,646
SAP SE 4,394 796,108
2,295,382
Technology Hardware, Storage & Peripherals — 2.9%
FUJIFILM Holdings Corp. 40,059 835,957
Logitech International SA
(Registered) 7,738 939,830
1,775,787
Trading Companies & Distributors — 1.3%
Bunzl plc 24,865 788,985
Investments
Shares Value
Common Stocks (continued)
Water Utilities — 1.3%
United Utilities Group plc 44,865 $ 812,794
Total Common Stocks
(Cost $54,928,250)
60,942,919
Securities Lending Reinvestments (b) — 1 .2%
Investment Companies — 1 .2%
Invesco Government & Agency Portfolio,
Institutional Class 3.55% (c)
(Cost $747,694) 747,694 747,694
Principal
Amount
Short-Term Investments — 0 .3%
Repurchase Agreements (d) — 0 .3%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $175,092
(Cost $175,039) $ 175,039
175,039
Total Investments — 100.1%
(Cost $55,850,983) 61,865,652
Liabilities in excess of other assets — (0.1%) (81,839)
Net Assets — 100.0% $ 61,783,813
(a) The security or a portion of this security is on loan at May 31,
2026. The total value of securities on loan at May 31, 2026
was $3,349,982, collateralized in the form of cash with a value of $747,694 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments and $2,829,848 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from July
2, 2026 – November 15, 2055. The total value of collateral is
$3,577,542.
(b) The security was purchased with cash collateral held from securities on loan at May 31, 2026. The total value of securities purchased was $747,694.
(c) Rate shown is the 7-day yield as of May 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
OYJ Public Limited Company
REIT Real Estate Investment Trust

See accompanying notes to the financial statements.
MSCI EAFE DIVIDEND GROWERS ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EFAD
::
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 10,552,634
Aggregate gross unrealized depreciation (5,124,868)
Net unrealized appreciation $ 5,427,766
Federal income tax cost $ 56,437,886
MSCI EAFE Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of May 31, 2026:
Japan 23 .6%
Switzerland 13 .4%
United Kingdom 13 .1%
Australia 10 .5%
Belgium 6 .8%
Germany 5 .1%
Italy 4 .0%
France 4 .0%
Hong Kong 3 .6%
Netherlands 2 .6%
Denmark 2 .6%
Spain 2 .6%
New Zealand 1 .5%
Sweden 1 .4%
Finland 1 .3%
Ireland 1 .3%
Norway 1 .2%
Other
a
1 .4%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

MAY 31, 2026 :: MSCI EMERGING MARKETS DIVIDEND GROWERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EMDV
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .1%
Automobile Components — 2.4%
Hankook Tire & Technology Co.
Ltd. 3,924 $ 173,937
Banks — 16.9%
Bank of China Ltd., Class
a
A 183,900 159,215
Bank of Communications Co.
Ltd., Class
a
A 160,700 158,123
China Construction Bank Corp.,
Class
a
A 108,000 158,923
China Merchants Bank Co. Ltd.,
Class
a
A 28,700 161,170
Haci Omer Sabanci Holding A/S 63,641 127,582
Huaxia Bank Co. Ltd., Class
a
A 161,200 159,806
Industrial & Commercial Bank
of China Ltd., Class
a
A 147,700 157,551
Postal Savings Bank of China
Co. Ltd., Class
a
H(a) 243,369 155,892
1,238,262
Beverages — 10.7%
Coca-Cola Femsa SAB de CV 14,920 161,274
Kweichow Moutai Co. Ltd.,
Class
a
A 800 156,725
Luzhou Laojiao Co. Ltd.,
Class
a
A 11,900 160,060
Tsingtao Brewery Co. Ltd.,
Class
a
H* 24,313 154,312
Wuliangye Yibin Co. Ltd.,
Class
a
A 12,500 156,773
789,144
Capital Markets — 4.1%
HDFC Asset Management Co.
Ltd.(a) 5,719 160,993
Reinet Investments SCA 4,575 138,291
299,284
Chemicals — 2.2%
Pidilite Industries Ltd. 10,424 162,702
Communications Equipment — 4.8%
Suzhou TFC Optical
Communication Co. Ltd.,
Class
a
A 3,000 201,757
Yealink Network Technology
Corp. Ltd., Class
a
A 27,600 147,408
349,165
Construction & Engineering — 2.1%
China State Construction
Engineering Corp. Ltd.,
Class
a
A 219,200 156,420
Consumer Finance — 2.0%
Sundaram Finance Ltd. 3,329 146,788
Consumer Staples Distribution & Retail — 2.2%
Shoprite Holdings Ltd. 9,033 158,967
Investments
Shares Value
Common Stocks (continued)
Diversified Telecommunication Services — 1.9%
China Tower Corp. Ltd.,
Class
a
H(a) 110,941 $ 140,430
Electric Utilities — 2.3%
Interconexion Electrica SA ESP 20,925 171,407
Electrical Equipment — 2.3%
WEG SA 19,000 166,100
Electronic Equipment, Instruments & Components — 2.5%
Lotes Co. Ltd. 2,141 181,119
Food Products — 2.1%
China Mengniu Dairy Co. Ltd. 70,773 153,161
Gas Utilities — 2.0%
ENN Energy Holdings Ltd. 20,837 145,970
Ground Transportation — 2.1%
Localiza Rent a Car SA 18,867 157,158
Health Care Providers & Services — 2.1%
Mouwasat Medical Services
Co. 8,954 157,839
Household Durables — 2.1%
Midea Group Co. Ltd., Class
a
A 13,200 157,673
Independent Power and Renewable Electricity Producers — 4.4%
Gulf Development PCL, NVDR 84,828 161,602
NHPC Ltd. 191,943 159,353
320,955
Interactive Media & Services — 2.0%
Tencent Holdings Ltd. 2,677 145,927
IT Services — 8.6%
Infosys Ltd., ADR 12,128 153,419
LTM Ltd.(a) 3,567 152,503
Mphasis Ltd. 6,834 163,397
Persistent Systems Ltd. 2,995 163,757
633,076
Metals & Mining — 0.0%
Polyus PJSC, GDR*‡(a) 3,949 —
Oil, Gas & Consumable Fuels — 0.0%
Rosneft Oil Co. PJSC, GDR*‡(a) 25,159 —
Pharmaceuticals — 6.5%
Sun Pharmaceutical Industries
Ltd. 8,062 152,686
Yuhan Corp. 2,915 164,416

See accompanying notes to the financial statements.
MSCI EMERGING MARKETS DIVIDEND GROWERS ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EMDV
::
Investments
Shares Value
Common Stocks (continued)
Zhangzhou Pientzehuang
Pharmaceutical Co. Ltd.,
Class
a
A 8,300 $ 157,464
474,566
Semiconductors & Semiconductor Equipment — 4.3%
Alchip Technologies Ltd. 1,124 158,416
NAURA Technology Group Co.
Ltd., Class
a
A 1,705 158,665
317,081
Technology Hardware, Storage & Peripherals — 2.6%
Wistron Corp. 37,568 190,086
Tobacco — 2.0%
ITC Ltd. 48,904 147,690
Wireless Telecommunication Services — 1.9%
China United Network
Communications Ltd.,
Class
a
A 216,600 139,204
Total Common Stocks
(Cost $7,138,696)
7,274,111
Principal
Amount
Short-Term Investments — 5 .2%
Repurchase Agreements (b) — 5 .2%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $385,007
(Cost $384,891) $ 384,891
384,891
Total Investments — 104.3%
(Cost $7,523,587) 7,659,002
Liabilities in excess of other assets — (4.3%) (314,656)
Net Assets — 100.0% $ 7,344,346
* Non-income producing security.
‡ Value determined using significant unobservable inputs and is reported as a Level 3 security in the valuation hierarchy table located in Note 2 in Notes to the Financial Statements.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt
GDR Global Depositary Receipt
NVDR Non-Voting Depositary Receipt
PJSC Public Joint Stock Company
SCA Limited partnership with share capital
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,133,276
Aggregate gross unrealized depreciation (1,028,419)
Net unrealized appreciation $ 104,857
Federal income tax cost $ 7,554,145

See accompanying notes to the financial statements.
MAY 31, 2026 :: MSCI EMERGING MARKETS DIVIDEND GROWERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EMDV
::
MSCI Emerging Markets Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of May 31, 2026:
China 46 .9%
India 21 .3%
Taiwan 7 .2%
South Korea 4 .6%
Brazil 4 .4%
South Africa 4 .1%
Colombia 2 .3%
Thailand 2 .2%
Mexico 2 .2%
Saudi Arabia 2 .2%
Turkey 1 .7%
Russia 0.0% *
Other
a
0 .9%
100 .0%
* Amount represents less than 0.05%.
a Includes any non-equity securities and net other assets (liabilities).

MSCI EUROPE DIVIDEND GROWERS ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EUDV
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 98 .7%
Aerospace & Defense — 2.3%
BAE Systems plc 7,084 $ 193,174
Building Products — 2.2%
Geberit AG (Registered) 289 189,893
Capital Markets — 6.1%
Deutsche Boerse AG 605 174,807
London Stock Exchange Group
plc 1,425 173,297
Partners Group Holding AG 159 168,330
516,434
Chemicals — 9.1%
Air Liquide SA 894 185,782
Givaudan SA (Registered) 51 189,288
Sika AG (Registered) 1,019 199,927
Symrise AG, Class
a
A 2,042 188,488
763,485
Construction & Engineering — 2.2%
ACS Actividades de
Construccion y Servicios
SA(a) 1,252 181,605
Construction Materials — 2.4%
Buzzi SpA 3,655 198,332
Diversified Telecommunication Services — 4.1%
Elisa OYJ 3,730 178,984
Telenor ASA 10,237 167,491
346,475
Electric Utilities — 6.5%
Elia Group SA/NV 1,172 182,310
Enel SpA 16,281 182,866
Iberdrola SA 7,951 180,929
546,105
Electrical Equipment — 2.3%
Schneider Electric SE 608 191,531
Electronic Equipment, Instruments & Components — 2.3%
Halma plc 3,062 193,246
Financial Services — 2.2%
Sofina SA(a) 713 185,544
Food Products — 8.7%
Chocoladefabriken Lindt &
Spruengli AG, Class
a
PC 15 178,633
Kerry Group plc, Class
a
A 2,058 176,396
Lotus Bakeries NV(a) 15 192,547
Nestle SA (Registered) 1,785 181,481
729,057
Investments
Shares Value
Common Stocks (continued)
Health Care Equipment & Supplies — 2.1%
Coloplast A/S, Class
a
B 2,876 $ 177,743
Industrial Conglomerates — 2.2%
Lifco AB, Class
a
B 5,875 189,232
Industrial REITs — 2.3%
Segro plc, REIT 19,594 190,851
Insurance — 4.4%
Legal & General Group plc 50,957 186,418
Swiss Life Holding AG
(Registered) 168 182,933
369,351
Machinery — 2.2%
Spirax Group plc 1,971 185,047
Pharmaceuticals — 15.6%
Financiere de Tubize SA 778 204,093
Novartis AG (Registered) 1,198 180,647
Novo Nordisk A/S, Class
a
B 4,045 185,029
Recordati Industria Chimica e
Farmaceutica SpA 3,054 183,539
Roche Holding AG 433 182,488
Sanofi SA 2,069 181,782
UCB SA 662 194,443
1,312,021
Professional Services — 4.1%
RELX plc 5,332 176,088
Wolters Kluwer NV 2,355 167,693
343,781
Semiconductors & Semiconductor Equipment — 2.4%
ASML Holding NV 125 201,999
Software — 6.2%
Nemetschek SE 2,361 170,270
Sage Group plc (The) 14,838 168,487
SAP SE 993 179,912
518,669
Technology Hardware, Storage & Peripherals — 2.5%
Logitech International SA
(Registered) 1,748 212,306
Trading Companies & Distributors — 2.1%
Bunzl plc 5,618 178,263
Water Utilities — 2.2%
United Utilities Group plc 10,138 183,665
Total Common Stocks
(Cost $7,679,631)
8,297,809

See accompanying notes to the financial statements.
MAY 31, 2026 :: MSCI EUROPE DIVIDEND GROWERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EUDV
::
Investments
Shares Value
Securities Lending Reinvestments (b) — 0 .0% (c)
Investment Companies — 0 .0% (c)
Invesco Government & Agency Portfolio,
Institutional Class 3.55% (d)
(Cost $3,829) 3,829 $ 3,829
Principal
Amount
Short-Term Investments — 0 .2%
Repurchase Agreements (e) — 0 .2%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $12,806
(Cost $12,802) $ 12,802
12,802
Total Investments — 98.9%
(Cost $7,696,262) 8,314,440
Other assets less liabilities — 1.1% 91,378
Net Assets — 100.0% $ 8,405,818
(a) The security or a portion of this security is on loan at May 31,
2026. The total value of securities on loan at May 31, 2026
was $365,322, collateralized in the form of cash with a value of $3,829 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments and $393,469 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 4.88%, and maturity dates ranging from July 2,
2026 – May 15, 2055. The total value of collateral is $397,298.
(b) The security was purchased with cash collateral held from securities on loan at May 31, 2026. The total value of securities purchased was $3,829.
(c) Represents less than 0.05% of net assets.
(d) Rate shown is the 7-day yield as of May 31, 2026.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
OYJ Public Limited Company
REIT Real Estate Investment Trust
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,268,663
Aggregate gross unrealized depreciation (662,633)
Net unrealized appreciation $ 606,030
Federal income tax cost $ 7,708,410
MSCI Europe Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of May 31, 2026:
Switzerland 22 .2%
United Kingdom 21 .8%
Belgium 11 .4%
Germany 8 .5%
Italy 6 .7%
France 6 .7%
Netherlands 4 .4%
Denmark 4 .3%
Spain 4 .3%
Sweden 2 .2%
Finland 2 .1%
Ireland 2 .1%
Norway 2 .0%
Other
a
1 .3%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

MSCI TRANSFORMATIONAL CHANGES ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ANEW
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .8%
Aerospace & Defense — 0.2%
Kratos Defense & Security
Solutions, Inc.* 181 $ 11,608
Automobiles — 0.7%
Tesla, Inc.* 127 55,345
Biotechnology — 4.8%
AbbVie, Inc. 697 151,751
Abivax SA* 549 72,616
Arrowhead Pharmaceuticals,
Inc.* 261 20,334
Cogent Biosciences, Inc.* 611 21,361
CRISPR Therapeutics AG(a) 401 22,528
Krystal Biotech, Inc.* 65 20,087
Madrigal Pharmaceuticals, Inc.* 37 18,399
Moderna, Inc.* 974 45,963
373,039
Broadline Retail — 7.9%
Alibaba Group Holding Ltd. 8,758 135,110
Amazon.com, Inc.* 575 155,618
eBay, Inc. 1,064 116,263
JD.com, Inc., Class
a
A 1,912 27,691
Naspers Ltd., Class
a
N 2,781 146,147
Sea Ltd., ADR* 352 31,867
612,696
Capital Markets — 0.4%
Coinbase Global, Inc., Class
a
A* 50 9,451
FactSet Research Systems, Inc. 44 10,801
Robinhood Markets, Inc.,
Class
a
A* 130 12,259
32,511
Chemicals — 8.8%
Corteva, Inc. 1,887 147,714
Givaudan SA (Registered) 42 156,044
International Flavors &
Fragrances, Inc. 2,070 157,424
Sensient Technologies Corp. 533 60,682
Symrise AG, Class
a
A 1,686 155,554
677,418
Communications Equipment — 0.8%
Arista Networks, Inc.* 98 15,628
Cisco Systems, Inc. 310 37,330
F5, Inc.* 25 9,586
62,544
Consumer Finance — 0.1%
Bread Financial Holdings, Inc. 114 10,154
Consumer Staples Distribution & Retail — 0.8%
Sprouts Farmers Market, Inc.* 751 62,048
Diversified Telecommunication Services — 0.3%
Globalstar, Inc.* 118 9,937
Investments
Shares Value
Common Stocks (continued)
Iridium Communications, Inc. 222 $ 11,495
21,432
Electronic Equipment, Instruments & Components — 0.1%
Cognex Corp. 159 10,470
Entertainment — 8.1%
Electronic Arts, Inc. 563 113,568
International Games System
Co. Ltd. 1,337 32,182
Konami Group Corp. 239 28,407
Netflix, Inc.* 1,668 143,481
Nintendo Co. Ltd. 2,702 121,269
Square Enix Holdings Co. Ltd. 1,757 28,214
Take-Two Interactive Software,
Inc.* 129 28,917
Warner Bros Discovery, Inc.* 4,779 129,081
625,119
Financial Services — 1.3%
Mastercard, Inc., Class
a
A 75 37,048
PayPal Holdings, Inc. 220 9,845
Visa, Inc., Class
a
A 155 50,586
97,479
Food Products — 3.8%
Kerry Group plc, Class
a
A 1,700 145,642
McCormick & Co., Inc.
(Non-Voting) 3,154 149,405
295,047
Health Care Equipment & Supplies — 10.9%
Abbott Laboratories 1,678 143,637
Becton Dickinson & Co. 827 121,668
Boston Scientific Corp.* 2,624 126,766
Edwards Lifesciences Corp.* 1,672 144,578
Globus Medical, Inc., Class
a
A* 239 19,569
Intuitive Surgical, Inc.* 338 143,528
IRhythm Holdings, Inc.* 168 19,135
Medline, Inc., Class
a
A* 632 23,106
ResMed, Inc. 422 80,421
Teleflex, Inc. 144 18,524
840,932
Health Care Providers & Services — 2.0%
Guardant Health, Inc.* 352 45,651
Henry Schein, Inc.* 262 20,064
Hims & Hers Health, Inc.(a) 851 22,254
Quest Diagnostics, Inc. 319 62,173
150,142
Hotels, Restaurants & Leisure — 3.4%
Delivery Hero SE*(b) 2,464 106,281
DoorDash, Inc., Class
a
A* 964 153,555
259,836
Interactive Media & Services — 7.7%
Alphabet, Inc., Class
a
A 384 146,051
Kakao Corp. 1,114 31,010

See accompanying notes to the financial statements.
MAY 31, 2026 :: MSCI TRANSFORMATIONAL CHANGES ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ANEW
::
Investments
Shares Value
Common Stocks (continued)
Kuaishou Technology(b) 4,924 $ 28,613
Meta Platforms, Inc., Class
a
A 247 156,230
Pinterest, Inc., Class
a
A* 1,631 32,702
REA Group Ltd. 258 27,630
Snap, Inc., Class
a
A* 5,537 31,616
Tencent Holdings Ltd. 2,538 138,350
592,202
IT Services — 1.1%
Akamai Technologies, Inc.* 68 10,169
Applied Digital Corp.* 264 12,482
Cloudflare, Inc., Class
a
A* 47 11,365
CoreWeave, Inc., Class
a
A* 97 10,624
DigitalOcean Holdings, Inc.* 64 9,981
GDS Holdings Ltd., Class
a
A* 1,837 7,801
International Business
Machines Corp. 85 25,313
87,735
Leisure Products — 0.4%
Hasbro, Inc. 316 27,230
Life Sciences Tools & Services — 4.7%
Danaher Corp. 892 162,943
Illumina, Inc.* 432 70,399
Medpace Holdings, Inc.* 45 20,120
QIAGEN NV 553 20,411
Tempus AI, Inc., Class
a
A(a) 419 21,147
West Pharmaceutical Services,
Inc. 209 67,467
362,487
Machinery — 4.4%
AGCO Corp. 881 98,919
CNH Industrial NV 8,267 84,406
Deere & Co. 267 144,762
SMC Corp. 23 9,980
338,067
Pharmaceuticals — 4.1%
Eli Lilly & Co. 146 161,330
Roche Holding AG 358 151,034
312,364
Professional Services — 0.1%
Paylocity Holding Corp.* 85 9,769
Semiconductors & Semiconductor Equipment — 10.9%
Advanced Micro Devices, Inc.* 124 63,996
AP Memory Technology Corp. 298 11,320
Applied Materials, Inc. 40 18,002
Broadcom, Inc. 363 162,178
Camtek Ltd.* 64 11,281
Intel Corp.* 309 35,436
Lattice Semiconductor Corp.* 78 11,472
MaxLinear, Inc., Class
a
A* 102 9,479
MediaTek, Inc. 133 18,299
Micron Technology, Inc. 91 88,361
Navitas Semiconductor Corp.* 497 13,220
Investments
Shares Value
Common Stocks (continued)
NVIDIA Corp. 676 $ 142,731
NXP Semiconductors NV 33 10,605
QUALCOMM, Inc. 85 21,337
Rigetti Computing, Inc.* 605 15,452
Semtech Corp.* 72 10,983
Silicon Laboratories, Inc.* 45 9,792
SK hynix, Inc. 29 44,895
Synaptics, Inc.* 78 10,708
Taiwan Semiconductor
Manufacturing Co. Ltd. 1,801 135,396
844,943
Software — 8.4%
Adobe, Inc.* 585 151,638
Aurora Innovation, Inc.* 1,391 10,210
Cipher Digital, Inc.* 514 12,156
Circle Internet Group, Inc.* 87 9,831
Cleanspark, Inc.* 657 12,017
Clear Secure, Inc., Class
a
A 161 8,927
Commvault Systems, Inc.* 95 11,281
Core Scientific, Inc.* 421 11,304
Crowdstrike Holdings, Inc.,
Class
a
A* 23 16,813
Dropbox, Inc., Class
a
A* 351 9,435
D-Wave Quantum, Inc.(a) 531 16,004
Gen Digital, Inc. 397 10,239
Hut 8 Corp.* 103 12,857
IREN Ltd.* 202 12,835
MARA Holdings, Inc.(a) 776 11,159
Microsoft Corp. 357 160,736
Nebius Group NV, Class
a
A* 49 11,323
Open Text Corp. 424 10,081
Oracle Corp. 152 34,319
Palantir Technologies, Inc.,
Class
a
A* 128 20,037
Palo Alto Networks, Inc.* 75 21,127
Procore Technologies, Inc.* 204 10,096
Rubrik, Inc., Class
a
A* 150 11,795
ServiceTitan, Inc., Class
a
A* 155 11,216
Strategy, Inc., Class
a
A* 59 9,386
Terawulf, Inc.* 452 11,553
Trend Micro, Inc. 251 9,472
Workday, Inc., Class
a
A* 75 10,964
648,811
Specialized REITs — 0.1%
Keppel DC REIT, REIT 5,386 9,749
Technology Hardware, Storage & Peripherals — 3.5%
Apple, Inc. 499 155,718
Compal Electronics, Inc. 10,997 12,884
Huaqin Co. Ltd., Class
a
A 600 9,432
IonQ, Inc.(a) 199 14,342
NetApp, Inc. 80 13,943
Samsung Electronics Co. Ltd.,
GDR(c) 6 32,130
Sandisk Corp.* 10 16,950

See accompanying notes to the financial statements.
MSCI TRANSFORMATIONAL CHANGES ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ANEW
::
Investments
Shares Value
Common Stocks (continued)
Western Digital Corp. 31 $ 16,467
271,866
Total Common Stocks
(Cost $6,274,862)
7,703,043
Securities Lending Reinvestments (d) — 0 .6%
Investment Companies — 0 .6%
Invesco Government & Agency Portfolio,
Institutional Class 3.55% (e)
(Cost $48,814) 48,814 48,814
Principal
Amount
Short-Term Investments — 0 .1%
Repurchase Agreements (f) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $11,185
(Cost $11,180) $ 11,180
11,180
Total Investments — 100.5%
(Cost $6,334,856) 7,763,037
Liabilities in excess of other assets — (0.5%) (35,296)
Net Assets — 100.0% $ 7,727,741
* Non-income producing security.
(a) The security or a portion of this security is on loan at May 31,
2026. The total value of securities on loan at May 31, 2026
was $86,984, collateralized in the form of cash with a value of $48,814 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments and $59,778 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 6.13%, and maturity dates ranging from July
15, 2026 – November 15, 2055. The total value of collateral is
$108,592.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c) Securities exempt from registration under Rule 144A or section
4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold,
normally to qualified institutional buyers in transactions exempt from registration.The aggregate value of these securities as of
May 31, 2026 was $167,024 which represents 2.16% of net
assets.
(d) The security was purchased with cash collateral held from securities on loan at May 31, 2026. The total value of securities purchased was $48,814.
(e) Rate shown is the 7-day yield as of May 31, 2026.
(f) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt
GDR Global Depositary Receipt
REIT Real Estate Investment Trust
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,821,705
Aggregate gross unrealized depreciation (468,466)
Net unrealized appreciation $ 1,353,239
Federal income tax cost $ 6,409,798

See accompanying notes to the financial statements.
MAY 31, 2026 :: MSCI TRANSFORMATIONAL CHANGES ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ANEW
::
MSCI Transformational Changes ETF invested, as a percentage of net assets, in the following countries as of May 31, 2026:
United States 75 .0%
China 4 .5%
Switzerland 4 .0%
Germany 3 .7%
Taiwan 2 .7%
Japan 2 .6%
South Africa 1 .9%
Ireland 1 .9%
South Korea 1 .4%
France 0 .9%
Singapore 0 .5%
Australia 0 .4%
Israel 0 .2%
Canada 0 .1%
Other
a
0 .2%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

NANOTECHNOLOGY ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TINY
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .5%
Biotechnology — 3.7%
Eikon Therapeutics, Inc.(a) 6,700 $ 72,628
Nanobiotix SA* 5,977 237,312
309,940
Chemicals — 9.8%
Cabot Corp. 4,436 388,194
LG Chem Ltd. 1,290 314,154
Toyo Gosei Co. Ltd. 1,006 105,423
807,771
Construction & Engineering — 5.0%
Jeio Co. Ltd.* 3,954 18,708
JGC Holdings Corp. 23,048 394,854
413,562
Electronic Equipment, Instruments & Components — 9.9%
Jeol Ltd. 6,364 284,265
nLight, Inc.* 4,498 333,392
Park Systems Corp. 864 157,951
Syntec Optics Holdings, Inc.(a) 4,579 45,561
821,169
Household Durables — 4.5%
Nikon Corp. 32,400 375,235
Life Sciences Tools & Services — 6.6%
Bruker Corp. 9,327 549,267
Semiconductors & Semiconductor Equipment — 60.0%
Applied Materials, Inc. 817 367,699
ASML Holding NV 233 376,349
Axcelis Technologies, Inc.* 2,382 358,277
Duksan Hi-Metal Co. Ltd.* 5,611 48,365
Entegris, Inc. 2,185 303,256
Lam Research Corp. 1,273 405,043
NVE Corp. 599 58,666
NVIDIA Corp. 1,637 345,636
Onto Innovation, Inc.* 1,107 285,872
QD Laser, Inc.(a) 5,167 78,641
Qnity Electronics, Inc. 2,359 368,004
SCREEN Holdings Co. Ltd. 5,114 357,063
Shanghai Biren Technology Co.
Ltd., Class
a
H* 57,554 453,490
Taiwan Semiconductor
Manufacturing Co. Ltd. 4,899 368,299
Ultra Clean Holdings, Inc.* 4,107 351,436
Veeco Instruments, Inc.* 6,590 379,848
Wonik QnC Corp. 3,246 70,865
4,976,809
Total Common Stocks
(Cost $5,427,237)
8,253,753
Investments
Shares Value
Securities Lending Reinvestments (b) — 1 .4%
Investment Companies — 1 .4%
Invesco Government & Agency Portfolio,
Institutional Class 3.55% (c)
(Cost $113,105) 113,105 $ 113,105
Total Investments — 100.9%
(Cost $5,540,342) 8,366,858
Liabilities in excess of other assets — (0.9%) (74,281)
Net Assets — 100.0% $ 8,292,577
* Non-income producing security.
(a) The security or a portion of this security is on loan at May 31,
2026. The total value of securities on loan at May 31, 2026
was $179,225, collateralized in the form of cash with a value of $113,105 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments and $79,214 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 4.88%, and maturity dates ranging from June
4, 2026 – August 15, 2055. The total value of collateral is
$192,319.
(b) The security was purchased with cash collateral held from securities on loan at May 31, 2026. The total value of securities purchased was $113,105.
(c) Rate shown is the 7-day yield as of May 31, 2026.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 2,866,848
Aggregate gross unrealized depreciation (48,030)
Net unrealized appreciation $ 2,818,818
Federal income tax cost $ 5,548,040

See accompanying notes to the financial statements.
MAY 31, 2026 :: NANOTECHNOLOGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TINY
::
Nanotechnology ETF invested, as a percentage of net assets, in the following countries as of May 31, 2026:
United States 55 .6%
Japan 19 .2%
South Korea 7 .4%
China 5 .5%
Netherlands 4 .5%
Taiwan 4 .4%
France 2 .9%
Other
a
0 .5%
100 .0%
a
Includes any non-equity securities and net other assets (liabilities).

NASDAQ-100 DORSEY WRIGHT MOMENTUM ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

QQQA
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 100 .0%
Biotechnology — 6.4%
Gilead Sciences, Inc. 12,256 $ 1,647,574
Regeneron Pharmaceuticals,
Inc. 2,279 1,401,084
3,048,658
Energy Equipment & Services — 3.6%
Baker Hughes Co., Class
a
A 27,097 1,730,956
Entertainment — 3.5%
Warner Bros Discovery, Inc.* 62,051 1,675,998
Interactive Media & Services — 4.3%
Alphabet, Inc., Class
a
A 5,374 2,043,947
Oil, Gas & Consumable Fuels — 3.6%
Diamondback Energy, Inc. 9,048 1,732,511
Semiconductors & Semiconductor Equipment — 57.5%
Advanced Micro Devices, Inc.* 6,947 3,585,347
Analog Devices, Inc. 4,856 2,009,656
Applied Materials, Inc. 4,266 1,919,956
ARM Holdings plc, ADR(a) 11,442 4,042,344
ASML Holding NV (Registered),
ADR 1,159 1,869,189
Intel Corp.* 27,306 3,131,452
KLA Corp. 983 1,889,041
Lam Research Corp. 6,455 2,053,852
Marvell Technology, Inc. 13,255 2,717,275
Microchip Technology, Inc. 23,793 2,252,007
Monolithic Power Systems, Inc. 1,253 1,962,461
27,432,580
Software — 5.6%
AppLovin Corp., Class
a
A* 4,348 2,665,715
Specialty Retail — 3.7%
Ross Stores, Inc. 7,696 1,783,394
Technology Hardware, Storage & Peripherals — 11.8%
Seagate Technology Holdings
plc 3,391 2,983,402
Western Digital Corp. 4,958 2,633,739
5,617,141
Total Common Stocks
(Cost $38,823,604)
47,730,900
Investments
Principal
Amount Value
Short-Term Investments — 0 .0% (b)
Repurchase Agreements (c) — 0 .0% (b)
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $10,501
(Cost $10,499) $ 10,499
$ 10,499
Total Investments — 100.0%
(Cost $38,834,103) 47,741,399
Liabilities in excess of other assets — 0.0%(b) (5,777)
Net Assets — 100.0% $ 47,735,622
* Non-income producing security.
(a) The security or a portion of this security is on loan at May 31,
2026. The total value of securities on loan at May 31, 2026
was $2,872,954, collateralized in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00% – 6.13%, and maturity dates ranging from August 31, 2026 – August 15,
2054. The total value of collateral is $2,782,150.
(b) Represents less than 0.05% of net assets.
(c) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 9,162,397
Aggregate gross unrealized depreciation (255,587)
Net unrealized appreciation $ 8,906,810
Federal income tax cost $ 38,834,589

MAY 31, 2026 :: NASDAQ-100 DYNAMIC BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

QB
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 100 .5%
Aerospace & Defense — 0.2%
Axon Enterprise, Inc.* 9 $ 4,038
Automobiles — 3.5%
Tesla, Inc.* 186 81,057
Beverages — 1.6%
Coca-Cola Europacific Partners
plc 45 4,081
Keurig Dr Pepper, Inc. 138 4,144
Monster Beverage Corp.* 97 8,544
PepsiCo, Inc. 139 20,042
36,811
Biotechnology — 2.6%
Alnylam Pharmaceuticals, Inc.* 14 4,228
Amgen, Inc. 56 18,860
Gilead Sciences, Inc. 126 16,938
Insmed, Inc.* 19 2,031
Regeneron Pharmaceuticals,
Inc. 11 6,763
Vertex Pharmaceuticals, Inc.* 27 12,084
60,904
Broadline Retail — 5.3%
Amazon.com, Inc.* 402 108,797
MercadoLibre, Inc.* 5 8,478
PDD Holdings, Inc., ADR* 65 5,489
122,764
Chemicals — 1.0%
Linde plc 49 24,387
Commercial Services & Supplies — 0.4%
Cintas Corp. 41 7,022
Copart, Inc.* 95 3,113
10,135
Communications Equipment — 2.4%
Cisco Systems, Inc. 405 48,770
Lumentum Holdings, Inc.* 8 6,840
55,610
Construction & Engineering — 0.2%
Ferrovial NV 71 4,829
Consumer Staples Distribution & Retail — 4.4%
Costco Wholesale Corp. 47 44,947
Walmart, Inc. 502 58,107
103,054
Diversified Telecommunication Services — 0.4%
Comcast Corp., Class
a
A 366 9,102
Electric Utilities — 1.2%
American Electric Power Co.,
Inc. 54 6,840
Investments
Shares Value
Common Stocks (a) (continued)
Constellation Energy Corp. 39 $ 11,222
Exelon Corp. 101 4,610
Xcel Energy, Inc. 60 4,770
27,442
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class
a
A 97 6,196
Entertainment — 2.3%
Electronic Arts, Inc. 27 5,446
Netflix, Inc.* 432 37,161
Take-Two Interactive Software,
Inc.* 20 4,483
Warner Bros Discovery, Inc.* 251 6,780
53,870
Financial Services — 0.2%
PayPal Holdings, Inc. 90 4,027
Food Products — 0.5%
Kraft Heinz Co. (The) 119 2,857
Mondelez International, Inc.,
Class
a
A 128 7,830
10,687
Ground Transportation — 0.6%
CSX Corp. 188 8,509
Old Dominion Freight Line, Inc. 22 4,953
13,462
Health Care Equipment & Supplies — 1.1%
Dexcom, Inc.* 37 2,729
GE HealthCare Technologies,
Inc. 44 2,743
IDEXX Laboratories, Inc.* 8 4,508
Intuitive Surgical, Inc.* 38 16,136
26,116
Hotels, Restaurants & Leisure — 2.0%
Airbnb, Inc., Class
a
A* 41 5,466
Booking Holdings, Inc. 80 13,394
DoorDash, Inc., Class
a
A* 40 6,372
Marriott International, Inc.,
Class
a
A 28 10,517
Starbucks Corp. 115 11,403
47,152
Industrial Conglomerates — 0.7%
Honeywell International, Inc. 66 15,699
Interactive Media & Services — 9.8%
Alphabet, Inc., Class
a
A 218 82,914
Alphabet, Inc., Class
a
C 204 76,792
Meta Platforms, Inc., Class
a
A 110 69,576
229,282
IT Services — 0.7%
Cognizant Technology Solutions
Corp., Class
a
A 47 2,621

See accompanying notes to the financial statements.
NASDAQ-100 DYNAMIC BUFFER ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

QB
::
Investments
Shares Value
Common Stocks (a) (continued)
Shopify, Inc., Class
a
A* 124 $ 14,720
17,341
Machinery — 0.2%
PACCAR, Inc. 52 5,739
Media — 0.1%
Charter Communications, Inc.,
Class
a
A* 11 1,585
Oil, Gas & Consumable Fuels — 0.2%
Diamondback Energy, Inc. 30 5,744
Professional Services — 0.8%
Automatic Data Processing, Inc. 41 9,096
Paychex, Inc. 34 3,297
Thomson Reuters Corp. 43 3,720
Verisk Analytics, Inc., Class
a
A 15 2,625
18,738
Semiconductors & Semiconductor Equipment — 32.9%
Advanced Micro Devices, Inc.* 168 86,705
Analog Devices, Inc. 51 21,106
Applied Materials, Inc. 81 36,455
ARM Holdings plc, ADR(b) 15 5,299
ASML Holding NV (Registered),
ADR 9 14,515
Broadcom, Inc. 177 79,078
Intel Corp.* 512 58,716
KLA Corp. 14 26,904
Lam Research Corp. 129 41,045
Marvell Technology, Inc. 89 18,245
Microchip Technology, Inc. 53 5,017
Micron Technology, Inc. 116 112,636
Monolithic Power Systems, Inc. 5 7,831
NVIDIA Corp. 908 191,715
NXP Semiconductors NV 27 8,677
QUALCOMM, Inc. 110 27,612
Texas Instruments, Inc. 93 28,428
769,984
Software — 13.0%
Adobe, Inc.* 42 10,887
AppLovin Corp., Class
a
A* 33 20,232
Autodesk, Inc.* 23 5,320
Cadence Design Systems, Inc.* 29 10,873
Crowdstrike Holdings, Inc.,
Class
a
A* 27 19,737
Datadog, Inc., Class
a
A* 35 8,657
Fortinet, Inc.* 75 10,348
Intuit, Inc. 29 9,614
Microsoft Corp. 277 124,716
Palantir Technologies, Inc.,
Class
a
A* 234 36,630
Palo Alto Networks, Inc.* 84 23,662
Roper Technologies, Inc. 11 3,581
Strategy, Inc., Class
a
A* 31 4,932
Synopsys, Inc.* 20 9,512
Workday, Inc., Class
a
A* 19 2,778
Investments
Shares Value
Common Stocks (a) (continued)
Zscaler, Inc.* 16 $ 2,236
303,715
Specialty Retail — 0.6%
O'Reilly Automotive, Inc.* 82 7,124
Ross Stores, Inc. 34 7,879
15,003
Technology Hardware, Storage & Peripherals — 10.2%
Apple, Inc. 548 171,009
Sandisk Corp.* 16 27,120
Seagate Technology Holdings
plc 23 20,235
Western Digital Corp. 36 19,123
237,487
Trading Companies & Distributors — 0.2%
Fastenal Co. 115 5,083
Wireless Telecommunication Services — 0.9%
T-Mobile US, Inc. 113 21,191
Total Common Stocks
(Cost $1,999,162)
2,348,234
Principal
Amount
Short-Term Investments — 20 .3%
Repurchase Agreements (c) — 20 .3%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $474,123
(Cost $473,981) $ 473,981
473,981
Total Investments — 120.8%
(Cost $2,473,143) 2,822,215
Liabilities in excess of other assets — (20.8%) (485,312)
Net Assets — 100.0% $ 2,336,903
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,283,847.
(b) The security or a portion of this security is on loan at May 31,
2026. The total value of securities on loan at May 31, 2026 was
$2,473, collateralized in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.00% – 6.13%, and
maturity dates ranging from August 31, 2026 – August 15, 2054.
The total value of collateral is $2,395.
(c) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt

See accompanying notes to the financial statements.
MAY 31, 2026 :: NASDAQ-100 DYNAMIC BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

QB
::
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 432,582
Aggregate gross unrealized depreciation (568,853)
Net unrealized depreciation $ (136,271)
Federal income tax cost $ 2,473,143
Swap Agreements
a
Nasdaq-100 Dynamic Buffer ETF had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
2,327,151 11/6/2026
Goldman Sachs
International N/A
Nasdaq-100 Dynamic
Buffer Index (485,343) 485,343 — —
2,327,151 (485,343)
Total Unrealized
Depreciation
(485,343)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c No financing fee is paid or received on this swap.
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

NASDAQ-100 HIGH INCOME ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

IQQQ
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 84 .9%
Aerospace & Defense — 0.1%
Axon Enterprise, Inc.* 1,291 $ 579,297
Automobiles — 2.9%
Tesla, Inc.* 29,002 12,638,782
Beverages — 1.4%
Coca-Cola Europacific Partners
plc 7,349 666,481
Keurig Dr Pepper, Inc. 21,794 654,474
Monster Beverage Corp.* 15,692 1,382,151
PepsiCo, Inc. 21,923 3,161,077
5,864,183
Biotechnology — 2.2%
Alnylam Pharmaceuticals, Inc.* 2,129 642,915
Amgen, Inc. 8,645 2,911,550
Gilead Sciences, Inc. 19,915 2,677,173
Insmed, Inc.* 3,457 369,588
Regeneron Pharmaceuticals,
Inc. 1,667 1,024,838
Vertex Pharmaceuticals, Inc.* 4,075 1,823,726
9,449,790
Broadline Retail — 4.5%
Amazon.com, Inc.* 62,380 16,882,523
MercadoLibre, Inc.* 814 1,380,259
PDD Holdings, Inc., ADR* 10,711 904,437
19,167,219
Chemicals — 0.9%
Linde plc 7,433 3,699,330
Commercial Services & Supplies — 0.4%
Cintas Corp. 6,416 1,098,804
Copart, Inc.* 15,528 508,853
1,607,657
Communications Equipment — 2.0%
Cisco Systems, Inc. 63,363 7,630,173
Lumentum Holdings, Inc.* 1,142 976,364
8,606,537
Construction & Engineering — 0.2%
Ferrovial NV 11,541 784,903
Consumer Staples Distribution & Retail — 3.7%
Costco Wholesale Corp. 7,121 6,809,955
Walmart, Inc. 78,400 9,074,800
15,884,755
Diversified Telecommunication Services — 0.3%
Comcast Corp., Class
a
A 57,563 1,431,592
Electric Utilities — 1.0%
American Electric Power Co.,
Inc. 8,677 1,099,116
Investments
Shares Value
Common Stocks (a) (continued)
Constellation Energy Corp. 5,807 $ 1,670,964
Exelon Corp. 16,408 748,861
Xcel Energy, Inc. 10,008 795,636
4,314,577
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class
a
A 15,852 1,012,626
Entertainment — 1.9%
Electronic Arts, Inc. 4,015 809,906
Netflix, Inc.* 67,730 5,826,134
Take-Two Interactive Software,
Inc.* 2,973 666,428
Warner Bros Discovery, Inc.* 39,781 1,074,485
8,376,953
Financial Services — 0.2%
PayPal Holdings, Inc. 14,768 660,868
Food Products — 0.4%
Kraft Heinz Co. (The) 18,988 455,902
Mondelez International, Inc.,
Class
a
A 20,563 1,257,839
1,713,741
Ground Transportation — 0.5%
CSX Corp. 29,829 1,350,060
Old Dominion Freight Line, Inc. 3,344 752,902
2,102,962
Health Care Equipment & Supplies — 0.9%
Dexcom, Inc.* 6,171 455,049
GE HealthCare Technologies,
Inc. 7,310 455,705
IDEXX Laboratories, Inc.* 1,279 720,755
Intuitive Surgical, Inc.* 5,698 2,419,599
4,051,108
Hotels, Restaurants & Leisure — 1.7%
Airbnb, Inc., Class
a
A* 6,794 905,708
Booking Holdings, Inc. 12,702 2,126,696
DoorDash, Inc., Class
a
A* 6,577 1,047,650
Marriott International, Inc.,
Class
a
A 4,250 1,596,300
Starbucks Corp. 18,276 1,812,248
7,488,602
Industrial Conglomerates — 0.6%
Honeywell International, Inc. 10,196 2,425,221
Interactive Media & Services — 8.3%
Alphabet, Inc., Class
a
A 33,831 12,867,282
Alphabet, Inc., Class
a
C 31,599 11,894,812
Meta Platforms, Inc., Class
a
A 17,138 10,839,956
35,602,050
IT Services — 0.6%
Cognizant Technology Solutions
Corp., Class
a
A 7,669 427,585

See accompanying notes to the financial statements.
MAY 31, 2026 :: NASDAQ-100 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

IQQQ
::
Investments
Shares Value
Common Stocks (a) (continued)
Shopify, Inc., Class
a
A* 19,668 $ 2,334,788
2,762,373
Machinery — 0.2%
PACCAR, Inc. 8,436 931,081
Media — 0.1%
Charter Communications, Inc.,
Class
a
A* 2,031 292,566
Oil, Gas & Consumable Fuels — 0.2%
Diamondback Energy, Inc. 4,523 866,064
Professional Services — 0.7%
Automatic Data Processing, Inc. 6,460 1,433,086
Paychex, Inc. 5,758 558,411
Thomson Reuters Corp. 7,025 607,733
Verisk Analytics, Inc., Class
a
A 2,214 387,428
2,986,658
Semiconductors & Semiconductor Equipment — 27.9%
Advanced Micro Devices, Inc.* 26,150 13,496,015
Analog Devices, Inc. 7,830 3,240,445
Applied Materials, Inc. 12,730 5,729,264
ARM Holdings plc, ADR* 2,241 791,723
ASML Holding NV (Registered),
ADR 1,410 2,273,992
Broadcom, Inc. 27,551 12,308,960
Intel Corp.* 80,124 9,188,620
KLA Corp. 2,105 4,045,200
Lam Research Corp. 20,032 6,373,782
Marvell Technology, Inc. 13,977 2,865,285
Microchip Technology, Inc. 8,680 821,562
Micron Technology, Inc. 18,056 17,532,376
Monolithic Power Systems, Inc. 789 1,235,740
NVIDIA Corp. 141,202 29,813,390
NXP Semiconductors NV 4,054 1,302,753
QUALCOMM, Inc. 17,118 4,296,960
Texas Instruments, Inc. 14,560 4,450,701
119,766,768
Software — 10.9%
Adobe, Inc.* 6,540 1,695,233
AppLovin Corp., Class
a
A* 4,926 3,020,081
Autodesk, Inc.* 3,400 786,454
Cadence Design Systems, Inc.* 4,428 1,660,190
Crowdstrike Holdings, Inc.,
Class
a
A* 4,044 2,956,164
Datadog, Inc., Class
a
A* 5,268 1,303,040
Fortinet, Inc.* 11,868 1,637,428
Intuit, Inc. 4,435 1,470,336
Microsoft Corp. 43,150 19,427,856
Palantir Technologies, Inc.,
Class
a
A* 36,759 5,754,254
Palo Alto Networks, Inc.* 13,091 3,687,604
Roper Technologies, Inc. 1,651 537,450
Strategy, Inc., Class
a
A* 5,038 801,495
Synopsys, Inc.* 3,074 1,462,056
Workday, Inc., Class
a
A* 3,416 499,385
Investments
Shares Value
Common Stocks (a) (continued)
Zscaler, Inc.* 2,579 $ 360,364
47,059,390
Specialty Retail — 0.5%
O'Reilly Automotive, Inc.* 13,449 1,168,449
Ross Stores, Inc. 5,188 1,202,215
2,370,664
Technology Hardware, Storage & Peripherals — 8.5%
Apple, Inc. 85,308 26,621,215
Sandisk Corp.* 2,368 4,013,713
Seagate Technology Holdings
plc 3,498 3,077,540
Western Digital Corp. 5,440 2,889,782
36,602,250
Trading Companies & Distributors — 0.2%
Fastenal Co. 18,419 814,120
Wireless Telecommunication Services — 0.8%
T-Mobile US, Inc. 17,675 3,314,593
Total Common Stocks
(Cost $261,720,132)
365,229,280
Exchange Traded Funds — 7 .0%
ProShares GENIUS Money
Market ETF, 3.53%(b)(c)
(Cost $30,012,000) 300,000 30,036,000
Principal
Amount
Short-Term Investments — 9 .0%
Repurchase Agreements (d) — 9 .0%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $38,523,846
(Cost $38,512,295) $ 38,512,295
38,512,295
Total Investments — 100.9%
(Cost $330,244,427) 433,777,575
Liabilities in excess of other assets — (0.9%) (4,008,834)
Net Assets — 100.0% $ 429,768,741
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $132,217,547.
(b) Affiliated company as defined under the Investment Company
Act of 1940.
(c) Represents 7-day effective yield as of May 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt

See accompanying notes to the financial statements.
NASDAQ-100 HIGH INCOME ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

IQQQ
::
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 116,695,566
Aggregate gross unrealized depreciation (15,933,465)
Net unrealized appreciation $ 100,762,101
Federal income tax cost $ 336,384,781
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
May 31, 2026
($)
Shares held
at May 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF — 30,012,000 – – 24,000 30,036,000 300,000 259,951
Futures Contracts Purchased
Nasdaq-100 High Income ETF had the following open long futures contracts as of May 31, 2026:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
Nasdaq 100 E-Mini Index 102 6/18/2026 U.S. Dollar $ 62,026,710 $ 11,783,039
Swap Agreements
a
Nasdaq-100 High Income ETF had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
90,677,814 3/8/2027 BNP Paribas N/A
Nasdaq-100 Daily
Covered Call Index (1,203,416) 1,203,416 — —
337,554,045 11/4/2027
Goldman Sachs
International N/A
Nasdaq-100 Daily
Covered Call Index (7,210,316) 7,210,316 — —
428,231,859 (8,413,732)
Total Unrealized
Depreciation
(8,413,732)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c No financing fee is paid or received on this swap.
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

MAY 31, 2026 :: ON DEMAND ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

OND
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .8%
Entertainment — 52.7%
Capcom Co. Ltd. 8,087 $ 153,143
CD Projekt SA 1,802 115,571
China Ruyi Holdings Ltd.* 246,388 42,758
Electronic Arts, Inc. 937 189,012
International Games System
Co. Ltd. 6,263 150,749
Krafton, Inc. 802 137,037
NC Corp. 523 100,470
NetEase, Inc. 6,831 169,186
Netflix, Inc.* 1,909 164,212
Nexon Co. Ltd. 7,895 111,040
ROBLOX Corp., Class
a
A* 1,987 93,687
Spotify Technology SA* 338 168,216
Take-Two Interactive Software,
Inc.* 772 173,052
Tencent Music Entertainment
Group, Class
a
A 20,346 91,749
1,859,882
Ground Transportation — 11.2%
Grab Holdings Ltd., Class
a
A* 36,861 130,488
Lyft, Inc., Class
a
A* 8,329 117,522
Uber Technologies, Inc.* 2,095 147,488
395,498
Hotels, Restaurants & Leisure — 15.1%
Delivery Hero SE*(a) 5,971 257,550
DoorDash, Inc., Class
a
A* 850 135,397
Meituan, Class
a
B*(a) 15,036 140,922
533,869
Interactive Media & Services — 3.6%
Bilibili, Inc., Class
a
Z* 7,308 127,101
Leisure Products — 2.0%
Peloton Interactive, Inc.,
Class
a
A* 10,839 69,370
Investments
Shares Value
Common Stocks (continued)
Passenger Airlines — 4.2%
Joby Aviation, Inc.* 12,536 $ 149,178
Semiconductors & Semiconductor Equipment — 8.6%
Ambarella, Inc.* 1,117 80,625
NVIDIA Corp. 1,049 221,486
302,111
Software — 2.4%
Life360, Inc.* 2,000 84,980
Total Common Stocks
(Cost $3,611,073)
3,521,989
Total Investments — 99.8%
(Cost $3,611,073) 3,521,989
Other assets less liabilities — 0.2% 7,582
Net Assets — 100.0% $ 3,529,571
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 365,837
Aggregate gross unrealized depreciation (454,984)
Net unrealized depreciation $ (89,147)
Federal income tax cost $ 3,611,136
On-Demand ETF invested, as a percentage of net assets, in the following countries as of May 31, 2026:
United States 46 .1%
Hong Kong 8 .6%
China 7 .6%
Japan 7 .5%
Germany 7 .3%
South Korea 6 .7%
Luxembourg 4 .7%
Taiwan 4 .3%
Singapore 3 .7%
Poland 3 .3%
Other
a
0 .2%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

ONLINE RETAIL ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ONLN
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 100 .0%
Broadline Retail — 66.6%
Alibaba Group Holding Ltd.,
ADR 64,106 $ 7,963,247
Amazon.com, Inc.* 61,064 16,526,361
Coupang, Inc.* 177,840 2,952,144
eBay, Inc. 67,156 7,338,136
Etsy, Inc.* 40,831 2,773,242
Global-e Online Ltd.* 38,560 1,181,478
JD.com, Inc., ADR 45,454 1,310,439
MercadoLibre, Inc.* 972 1,648,172
Ozon Holdings plc, ADR*‡ 60,470 —
PDD Holdings, Inc., ADR* 19,844 1,675,627
Sea Ltd., ADR* 16,098 1,457,352
44,826,198
Distributors — 3.6%
GigaCloud Technology, Inc.,
Class
a
A* 67,641 2,437,782
Personal Care Products — 1.9%
Oddity Tech Ltd., Class
a
A(a) 92,458 1,249,108
Specialty Retail — 24.3%
Bed Bath & Beyond, Inc.* 433,425 2,656,895
Buckle, Inc. (The) 53,193 2,439,963
Carvana Co., Class
a
A* 43,311 3,161,703
Chewy, Inc., Class
a
A* 124,226 2,800,054
Revolve Group, Inc., Class
a
A* 133,875 2,623,950
Wayfair, Inc., Class
a
A* 36,785 2,658,084
16,340,649
Textiles, Apparel & Luxury Goods — 3.6%
Figs, Inc., Class
a
A* 203,161 2,389,173
Total Common Stocks
(Cost $61,866,077)
67,242,910
Securities Lending Reinvestments (b) — 1 .5%
Investment Companies — 1 .5%
Invesco Government & Agency Portfolio,
Institutional Class 3.55% (c)
(Cost $1,023,395) 1,023,395 1,023,395
Principal
Amount
Short-Term Investments — 0 .1%
Repurchase Agreements (d) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $75,312
(Cost $75,288) $ 75,288
75,288
Total Investments — 101.6%
(Cost $62,964,760) 68,341,593
Liabilities in excess of other assets — (1.6%) (1,070,221)
Net Assets — 100.0% $ 67,271,372
* Non-income producing security.
‡ Value determined using significant unobservable inputs and is reported as a Level 3 security in the valuation hierarchy table located in Note 2 in Notes to the Financial Statements.
(a) The security or a portion of this security is on loan at May 31,
2026. The total value of securities on loan at May 31, 2026
was $1,062,805, collateralized in the form of cash with a value of $1,023,395 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule
of Portfolio Investments and $38,411 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.13% – 4.75%, and maturity dates ranging from
September 15, 2027 – November 15, 2055. The total value of
collateral is $1,061,806.
(b) The security was purchased with cash collateral held from securities on loan at May 31, 2026. The total value of securities purchased was $1,023,395.
(c) Rate shown is the 7-day yield as of May 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 10,342,459
Aggregate gross unrealized depreciation (8,094,130)
Net unrealized appreciation $ 2,248,329
Federal income tax cost $ 66,093,264

MAY 31, 2026 :: PET CARE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

PAWZ
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .2%
Distributors — 0.0%(a)
Arata Corp. 371 $ 6,026
Food Products — 17.7%
Freshpet, Inc.* 61,684 3,182,895
General Mills, Inc. 7,809 264,022
I-TAIL Corp. PCL, NVDR 1,194,276 590,808
J M Smucker Co. (The) 1,531 157,999
Nestle SA (Registered) 14,783 1,504,531
Post Holdings, Inc.* 567 52,073
5,752,328
Health Care Equipment & Supplies — 13.3%
IDEXX Laboratories, Inc.* 5,847 3,294,960
Vimian Group AB* 332,983 1,007,990
4,302,950
Health Care Providers & Services — 7.4%
Cencora, Inc. 2,847 766,868
CVS Group plc 96,034 1,617,906
2,384,774
Household Products — 9.9%
Central Garden & Pet Co.* 15,373 591,553
Colgate-Palmolive Co. 11,736 1,057,765
Oil-Dri Corp. of America 19,065 1,461,523
Spectrum Brands Holdings, Inc. 307 24,158
Unicharm Corp. 15,062 89,673
3,224,672
Insurance — 6.5%
Anicom Holdings, Inc. 105,702 799,078
Trupanion, Inc.* 59,869 1,306,342
2,105,420
Pharmaceuticals — 22.2%
Elanco Animal Health, Inc.* 7,334 174,916
Merck & Co., Inc. 13,228 1,570,428
Virbac SACA 5,721 2,392,262
Zoetis, Inc., Class
a
A 39,528 3,070,930
7,208,536
Specialty Retail — 22.2%
Chewy, Inc., Class
a
A* 142,540 3,212,852
Pet Valu Holdings Ltd. 100,008 1,352,881
Petco Health & Wellness Co.,
Inc., Class
a
A* 286,173 861,381
Pets at Home Group plc 590,246 1,527,767
Tractor Supply Co. 7,684 242,276
7,197,157
Total Common Stocks
(Cost $38,255,058)
32,181,863
Investments
Principal
Amount Value
Short-Term Investments — 0 .2%
Repurchase Agreements (b) — 0 .2%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $69,966
(Cost $69,945) $ 69,945
$ 69,945
Total Investments — 99.4%
(Cost $38,325,003) 32,251,808
Other assets less liabilities — 0.6% 199,764
Net Assets — 100.0% $ 32,451,572
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
NVDR Non-Voting Depositary Receipt
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 2,543,425
Aggregate gross unrealized depreciation (10,927,435)
Net unrealized depreciation $ (8,384,010)
Federal income tax cost $ 40,635,818

See accompanying notes to the financial statements.
PET CARE ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

PAWZ
::
Pet Care ETF invested, as a percentage of net assets, in the following countries as of May 31, 2026:
United States 65 .6%
United Kingdom 9 .7%
France 7 .4%
Switzerland 4 .6%
Canada 4 .2%
Sweden 3 .1%
Japan 2 .8%
Thailand 1 .8%
Other
a
0 .8%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

MAY 31, 2026 :: RUSSELL 2000 DIVIDEND GROWERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SMDV
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .7%
Banks — 26.8%
Associated Banc-Corp. 248,233 $ 6,903,360
Atlantic Union Bankshares
Corp. 175,980 6,620,368
ChoiceOne Financial Services,
Inc. 220,846 6,934,564
Community Financial System,
Inc.(a) 106,019 6,747,049
Community Trust Bancorp, Inc. 104,579 6,992,152
Financial Institutions, Inc. 202,907 7,351,321
First Busey Corp. 248,726 6,807,631
First Merchants Corp. 166,324 6,702,857
Fulton Financial Corp. 309,185 6,706,223
Heritage Financial Corp. 246,372 6,713,637
Independent Bank Corp. 80,889 6,396,702
Independent Bank Corp. 182,458 6,261,958
Lakeland Financial Corp. 109,800 6,657,174
Mercantile Bank Corp. 124,104 6,576,271
NBT Bancorp, Inc. 150,023 6,937,063
Orrstown Financial Services,
Inc. 177,277 6,582,295
Peoples Bancorp, Inc. 195,295 6,792,360
Preferred Bank 70,389 6,744,674
S&T Bancorp, Inc. 153,340 6,914,101
Simmons First National Corp.,
Class
a
A 321,270 6,891,241
Southside Bancshares, Inc. 204,370 6,695,161
Tompkins Financial Corp. 83,163 7,164,492
TriCo Bancshares 132,180 6,714,744
United Bankshares, Inc. 155,592 6,754,249
United Community Banks, Inc. 201,923 6,653,363
WesBanco, Inc. 185,435 6,425,323
175,640,333
Building Products — 2.1%
Apogee Enterprises, Inc. 177,179 6,805,445
Griffon Corp. 80,659 7,096,379
13,901,824
Capital Markets — 1.0%
Cohen & Steers, Inc. 96,142 6,710,712
Chemicals — 6.0%
Avient Corp. 170,690 6,045,840
Balchem Corp. 35,632 5,584,603
HB Fuller Co. 106,305 6,812,025
Innospec, Inc. 86,611 7,183,516
Quaker Chemical Corp. 48,209 6,919,438
Stepan Co. 130,114 6,876,525
39,421,947
Commercial Services & Supplies — 1.6%
ABM Industries, Inc. 142,463 5,564,605
HNI Corp. 150,713 4,700,738
10,265,343
Consumer Staples Distribution & Retail — 1.0%
Andersons, Inc. (The) 97,510 6,883,231
Investments
Shares Value
Common Stocks (continued)
Diversified Consumer Services — 1.0%
Matthews International Corp.,
Class
a
A 243,490 $ 6,462,225
Electric Utilities — 3.7%
MGE Energy, Inc. 78,215 5,905,233
Otter Tail Corp. 69,364 6,011,084
Portland General Electric Co. 117,024 5,865,243
TXNM Energy, Inc. 106,073 6,280,582
24,062,142
Electronic Equipment, Instruments & Components — 0.8%
Badger Meter, Inc. 41,958 5,198,596
Financial Services — 3.1%
Cass Information Systems, Inc. 139,409 6,416,996
Federal Agricultural Mortgage
Corp., Class
a
C 38,772 6,893,274
HA Sustainable Infrastructure
Capital, Inc. 174,164 7,140,724
20,450,994
Food Products — 2.4%
J & J Snack Foods Corp. 72,396 5,510,783
Marzetti Co. (The) 38,470 4,306,332
Tootsie Roll Industries, Inc.(a) 148,845 5,612,945
15,430,060
Gas Utilities — 4.4%
Chesapeake Utilities Corp. 47,225 5,823,787
New Jersey Resources Corp. 114,533 6,327,948
Northwest Natural Holding Co. 119,874 5,812,690
ONE Gas, Inc. 71,745 5,577,457
Spire, Inc. 68,100 5,601,906
29,143,788
Health Care Equipment & Supplies — 0.8%
LeMaitre Vascular, Inc. 58,157 5,504,560
Health Care Providers & Services — 0.8%
Ensign Group, Inc. (The) 30,138 5,052,636
Health Care REITs — 2.9%
CareTrust REIT, Inc. 156,371 6,383,064
Community Healthcare Trust,
Inc., REIT 374,656 6,451,576
Universal Health Realty Income
Trust, REIT 144,537 5,991,059
18,825,699
Household Products — 0.8%
WD-40 Co. 26,428 5,284,807
Industrial REITs — 1.0%
Terreno Realty Corp., REIT 99,831 6,557,898
Insurance — 2.8%
AMERISAFE, Inc. 181,715 5,569,565

See accompanying notes to the financial statements.
RUSSELL 2000 DIVIDEND GROWERS ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SMDV
::
Investments
Shares Value
Common Stocks (continued)
Donegal Group, Inc., Class
a
A 356,480 $ 6,049,466
Horace Mann Educators Corp. 143,872 6,579,266
18,198,297
Leisure Products — 1.2%
Polaris, Inc. 114,934 8,110,892
Machinery — 10.8%
Alamo Group, Inc. 37,147 5,598,424
Enpro, Inc. 25,321 7,773,294
Franklin Electric Co., Inc. 65,233 6,417,623
Gorman-Rupp Co. (The) 102,471 7,680,201
Hyster-Yale, Inc. 186,824 6,785,448
Kadant, Inc. 18,876 6,024,842
Lindsay Corp. 48,191 5,266,794
Mueller Water Products, Inc.,
Class
a
A 223,614 5,637,309
Standex International Corp. 24,895 6,896,164
Trinity Industries, Inc. 195,845 6,353,212
Watts Water Technologies, Inc.,
Class
a
A 20,401 6,303,501
70,736,812
Marine Transportation — 1.1%
Matson, Inc. 40,822 7,401,029
Media — 1.1%
John Wiley & Sons, Inc.,
Class
a
A 166,725 7,015,788
Metals & Mining — 1.5%
Materion Corp. 43,313 9,530,593
Multi-Utilities — 3.8%
Avista Corp. 157,476 6,530,530
Black Hills Corp. 84,962 6,186,933
Northwestern Energy Group,
Inc. 89,594 6,326,232
Unitil Corp. 117,685 5,887,781
24,931,476
Professional Services — 2.2%
Exponent, Inc. 86,865 5,065,967
Insperity, Inc. 280,571 9,671,282
14,737,249
Residential REITs — 1.0%
NexPoint Residential Trust, Inc.,
REIT 227,939 6,623,907
Retail REITs — 0.9%
Getty Realty Corp., REIT 189,085 6,150,935
Semiconductors & Semiconductor Equipment — 1.7%
Power Integrations, Inc. 135,594 11,389,896
Specialized REITs — 1.7%
Four Corners Property Trust,
Inc., REIT 243,205 6,055,805
Investments
Shares Value
Common Stocks (continued)
Gladstone Land Corp., REIT 532,440 $ 5,047,531
11,103,336
Specialty Retail — 2.2%
Shoe Carnival, Inc. 322,431 5,707,029
Sonic Automotive, Inc., Class
a
A 101,951 8,423,191
14,130,220
Tobacco — 0.9%
Universal Corp. 117,952 6,118,170
Trading Companies & Distributors — 1.9%
GATX Corp. 34,915 5,903,428
McGrath RentCorp 57,929 6,313,682
12,217,110
Water Utilities — 4.7%
American States Water Co. 82,953 6,409,778
California Water Service Group 136,994 6,178,429
H2O America(a) 107,301 6,205,217
Middlesex Water Co. 115,421 6,063,065
York Water Co. (The) 190,993 5,710,691
30,567,180
Total Common Stocks
(Cost $571,914,995)
653,759,685
Securities Lending Reinvestments (b) — 0 .9%
Investment Companies — 0 .9%
Invesco Government & Agency Portfolio,
Institutional Class 3.55% (c)
(Cost $5,965,710) 5,965,710 5,965,710
Principal
Amount
Short-Term Investments — 0 .2%
Repurchase Agreements (d) — 0 .2%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $1,018,941
(Cost $1,018,636) $ 1,018,636
1,018,636
Total Investments — 100.8%
(Cost $578,899,341) 660,744,031
Liabilities in excess of other assets — (0.8%) (5,525,766)
Net Assets — 100.0% $ 655,218,265
(a) The security or a portion of this security is on loan at May 31,
2026. The total value of securities on loan at May 31, 2026 was
$5,889,601, collateralized in the form of cash with a value of
$5,965,710 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(b) The security was purchased with cash collateral held from securities on loan at May 31, 2026. The total value of securities purchased was $5,965,710.
(c) Rate shown is the 7-day yield as of May 31, 2026.

See accompanying notes to the financial statements.
MAY 31, 2026 :: RUSSELL 2000 DIVIDEND GROWERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SMDV
::
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 114,412,738
Aggregate gross unrealized depreciation (33,781,912)
Net unrealized appreciation $ 80,630,826
Federal income tax cost $ 580,113,205

RUSSELL 2000 DYNAMIC BUFFER ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 86 .8%
Aerospace & Defense — 1.9%
AAR Corp.* 12 $ 1,352
AeroVironment, Inc.* 11 2,280
AerSale Corp.* 10 66
AIRO Group Holdings, Inc.* 5 45
Archer Aviation, Inc., Class
a
A* 180 1,226
Astronics Corp.* 9 783
Beta Technologies, Inc.,
Class
a
A* 9 165
Byrna Technologies, Inc.(a) 4 25
Cadre Holdings, Inc. 9 280
Ducommun, Inc.* 4 609
Eve Holding, Inc.* 28 97
Firefly Aerospace, Inc.* 7 325
Intuitive Machines, Inc.* 34 1,490
Kratos Defense & Security
Solutions, Inc.* 53 3,399
Mercury Systems, Inc.* 16 1,787
Moog, Inc., Class
a
A 8 2,880
National Presto Industries, Inc. 2 253
Park Aerospace Corp. 5 159
Red Cat Holdings, Inc.* 30 435
Redwire Corp.* 31 762
Satellogic, Inc., Class
a
A* 24 228
V2X, Inc.* 8 665
Voyager Technologies, Inc.,
Class
a
A* 14 693
VSE Corp. 8 1,481
York Space Systems, Inc.* 5 163
21,648
Air Freight & Logistics — 0.1%
Arrive AI, Inc.* 1 1
Forward Air Corp.* 6 63
Hub Group, Inc., Class
a
A 18 748
Radiant Logistics, Inc.* 10 85
897
Automobile Components — 0.9%
Adient plc* 23 526
Cooper-Standard Holdings,
Inc.* 5 152
Dana, Inc. 34 1,204
Dauch Corp.* 67 445
Dorman Products, Inc.* 8 991
Fox Factory Holding Corp.* 12 217
Garrett Motion, Inc. 53 1,736
Gentherm, Inc.* 9 312
Goodyear Tire & Rubber Co.
(The)* 81 494
Holley, Inc.* 22 60
LCI Industries 7 763
Motorcar Parts of America, Inc.* 3 33
Patrick Industries, Inc. 10 905
Phinia, Inc. 11 850
Solid Power, Inc.* 51 169
Standard Motor Products, Inc. 6 235
Strattec Security Corp.* 1 80
Visteon Corp. 8 946
Investments
Shares Value
Common Stocks (continued)
XPEL, Inc.*(b) 8 $ 366
10,484
Automobiles — 0.0%(c)
Faraday Future Intelligent
Electric, Inc., Class
a
A* 56 20
Livewire Group, Inc.* 2 3
Winnebago Industries, Inc. 8 238
261
Banks — 7.9%
1st Source Corp. 6 443
ACNB Corp. 3 163
Amalgamated Financial Corp. 7 290
Amerant Bancorp, Inc., Class
a
A 11 250
Ameris Bancorp 20 1,686
Ames National Corp. 3 86
Arrow Financial Corp. 5 184
Associated Banc-Corp. 49 1,363
Atlantic Union Bankshares
Corp. 42 1,580
Avidbank Holdings, Inc.* 1 31
Axos Financial, Inc.* 16 1,391
Banc of California, Inc. 40 769
BancFirst Corp. 6 662
Bancorp, Inc. (The)* 13 717
Bank First Corp. 3 417
Bank of Hawaii Corp. 12 919
Bank of Marin Bancorp 4 103
Bank of NT Butterfield & Son
Ltd. (The) 13 734
Bank7 Corp. 1 44
BankUnited, Inc. 22 1,021
Bankwell Financial Group, Inc. 2 105
Banner Corp. 10 650
Bar Harbor Bankshares 5 175
BayCom Corp. 3 92
BCB Bancorp, Inc. 4 42
Beacon Financial Corp. 25 727
Blue Ridge Bankshares, Inc. 19 63
Bridgewater Bancshares, Inc.* 5 94
Burke & Herbert Financial
Services Corp. 5 318
Business First Bancshares, Inc. 9 256
BV Financial, Inc.* 2 39
Byline Bancorp, Inc. 9 298
C&F Financial Corp. 1 74
California BanCorp 6 114
Camden National Corp. 5 250
Capital Bancorp, Inc. 3 96
Capital City Bank Group, Inc. 4 183
Capitol Federal Financial, Inc. 36 280
Carter Bankshares, Inc. 7 191
Cathay General Bancorp 19 1,096
CB Financial Services, Inc. 1 36
Central Pacific Financial Corp. 8 275
CF Bankshares, Inc. 2 57
Chain Bridge Bancorp, Inc.,
Class
a
A* 1 36
Chemung Financial Corp. 1 69

See accompanying notes to the financial statements.
MAY 31, 2026 :: RUSSELL 2000 DYNAMIC BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks (continued)
ChoiceOne Financial Services,
Inc. 4 $ 126
Citizens & Northern Corp. 5 105
Citizens Community Bancorp,
Inc. 3 61
Citizens Financial Services, Inc. 1 65
City Holding Co. 4 497
Civista Bancshares, Inc. 6 155
CNB Financial Corp. 9 276
Coastal Financial Corp.* 4 285
CoastalSouth Bancshares, Inc. 3 77
Colony Bankcorp, Inc. 6 119
Columbia Financial, Inc.* 8 161
Commercial Bancgroup, Inc. 2 58
Community Financial System,
Inc. 16 1,018
Community Trust Bancorp, Inc. 5 334
Community West Bancshares 7 168
ConnectOne Bancorp, Inc. 14 421
Customers Bancorp, Inc.* 10 751
CVB Financial Corp. 50 1,018
Dime Community Bancshares,
Inc. 12 449
Eagle Bancorp Montana, Inc. 2 44
Eagle Bancorp, Inc. 8 218
Eagle Financial Services, Inc. 1 39
Eastern Bankshares, Inc. 65 1,282
ECB Bancorp, Inc.* 2 37
Enterprise Financial Services
Corp. 11 667
Equity Bancshares, Inc.,
Class
a
A 5 230
Esquire Financial Holdings, Inc. 2 220
Farmers & Merchants Bancorp,
Inc. 4 112
Farmers National Banc Corp. 16 227
FB Bancorp, Inc.* 4 56
FB Financial Corp. 13 685
Fidelity D&D Bancorp, Inc. 1 47
Financial Institutions, Inc. 6 217
Finward Bancorp 1 33
Finwise Bancorp* 2 29
First Bancorp 46 1,103
First Bancorp 12 706
First Bancorp, Inc. (The) 3 87
First Bank 5 78
First Busey Corp. 25 684
First Business Financial
Services, Inc. 2 115
First Capital, Inc. 1 62
First Commonwealth Financial
Corp. 30 568
First Community Bankshares,
Inc. 5 216
First Community Corp. 2 60
First Financial Bancorp 31 954
First Financial Bankshares, Inc. 40 1,307
First Financial Corp. 3 208
First Internet Bancorp 2 48
First Interstate BancSystem,
Inc., Class
a
A 26 926
Investments
Shares Value
Common Stocks (continued)
First Merchants Corp. 19 $ 766
First Mid Bancshares, Inc. 7 308
First National Corp. 2 56
First United Corp. 2 79
First Western Financial, Inc.* 2 58
Firstsun Capital Bancorp* 7 248
Five Star Bancorp 5 211
Flagstar Bank NA 90 1,265
Flushing Financial Corp. 9 144
Franklin Financial Services
Corp. 1 58
FS Bancorp, Inc. 2 81
Fulton Financial Corp. 57 1,236
FVCBankcorp, Inc. 4 63
GBank Financial Holdings, Inc.
(a) 3 89
German American Bancorp, Inc. 11 481
Glacier Bancorp, Inc. 39 1,854
Great Southern Bancorp, Inc. 2 144
Greene County Bancorp, Inc. 2 52
Hancock Whitney Corp. 25 1,703
Hanmi Financial Corp. 9 271
Hanover Bancorp, Inc. 1 23
Hawthorn Bancshares, Inc. 2 73
HBT Financial, Inc. 3 86
Heritage Financial Corp. 10 273
Hilltop Holdings, Inc. 13 490
Hingham Institution For Savings
(The) 1 289
Home Bancorp, Inc. 2 129
Home BancShares, Inc. 56 1,499
HomeTrust Bancshares, Inc. 5 232
Hope Bancorp, Inc. 36 451
Horizon Bancorp, Inc. 14 260
Independent Bank Corp. 15 1,186
Independent Bank Corp. 6 206
International Bancshares Corp. 16 1,155
Investar Holding Corp. 4 113
John Marshall Bancorp, Inc. 4 85
Kearny Financial Corp. 16 132
Lakeland Financial Corp. 7 424
Landmark Bancorp, Inc. 1 28
LCNB Corp. 3 51
Live Oak Bancshares, Inc. 11 418
MainStreet Bancshares, Inc. 2 46
Mechanics Bancorp 14 206
Mercantile Bank Corp. 5 265
Meridian Corp. 2 36
Metrocity Bankshares, Inc. 7 229
Metropolitan Bank Holding
Corp. 3 269
Mid Penn Bancorp, Inc. 6 196
Midland States Bancorp, Inc. 6 167
MVB Financial Corp. 3 80
National Bank Holdings Corp.,
Class
a
A 11 460
National Bankshares, Inc. 2 70
NB Bancorp, Inc. 11 220
NBT Bancorp, Inc. 15 694
Nicolet Bankshares, Inc. 6 842

See accompanying notes to the financial statements.
RUSSELL 2000 DYNAMIC BUFFER ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks (continued)
Northeast Bank 2 $ 251
Northeast Community Bancorp,
Inc. 4 97
Northfield Bancorp, Inc. 10 142
Northpointe Bancshares, Inc. 5 85
Northrim Bancorp, Inc. 7 173
Northwest Bancshares, Inc. 43 608
Norwood Financial Corp. 3 91
Oak Valley Bancorp 2 66
OceanFirst Financial Corp. 16 301
OFG Bancorp 13 592
Ohio Valley Banc Corp. 1 48
Old National Bancorp 104 2,497
Old Second Bancorp, Inc. 14 298
OP Bancorp 3 42
Orange County Bancorp, Inc. 4 136
Origin Bancorp, Inc. 9 429
Orrstown Financial Services,
Inc. 6 223
Park National Corp. 4 686
Parke Bancorp, Inc. 3 92
Pathward Financial, Inc. 7 576
Patriot National Bancorp, Inc.(a) 23 26
PCB Bancorp 3 74
Peapack-Gladstone Financial
Corp. 5 216
Peoples Bancorp of North
Carolina, Inc. 1 42
Peoples Bancorp, Inc. 11 383
Peoples Financial Services
Corp. 3 178
Pioneer Bancorp, Inc.* 2 30
Plumas Bancorp 2 105
Ponce Financial Group, Inc.* 5 94
Preferred Bank 4 383
Primis Financial Corp. 5 72
Princeton Bancorp, Inc. 2 72
Provident Financial Services,
Inc. 38 843
QCR Holdings, Inc. 5 461
RBB Bancorp 5 120
Red River Bancshares, Inc. 2 182
Renasant Corp. 28 1,140
Republic Bancorp, Inc., Class
a
A 3 243
Richmond Mutual Bancorp, Inc. 1 15
Riverview Bancorp, Inc. 5 28
S&T Bancorp, Inc. 11 496
SB Financial Group, Inc. 2 43
Seacoast Banking Corp. of
Florida 29 879
ServisFirst Bancshares, Inc. 16 1,248
Shore Bancshares, Inc. 9 186
Sierra Bancorp 4 152
Simmons First National Corp.,
Class
a
A 42 901
SmartFinancial, Inc. 5 209
Sound Financial Bancorp, Inc. 1 42
South Plains Financial, Inc. 4 162
Southern First Bancshares,
Inc.* 2 116
Investments
Shares Value
Common Stocks (continued)
Southern Missouri Bancorp,
Inc. 3 $ 207
Southside Bancshares, Inc. 9 295
SR Bancorp, Inc. 2 38
Stellar Bancorp, Inc. 14 523
Stock Yards Bancorp, Inc. 8 574
Texas Capital Bancshares, Inc.* 13 1,293
Third Coast Bancshares, Inc.* 4 153
Timberland Bancorp, Inc. 2 81
Tompkins Financial Corp. 4 345
Towne Bank 26 886
TriCo Bancshares 9 457
Triumph Financial, Inc.* 7 499
TrustCo Bank Corp. 5 259
Trustmark Corp. 17 751
UMB Financial Corp. 22 2,888
Union Bankshares, Inc. 1 23
United Bankshares, Inc. 41 1,780
United Community Banks, Inc. 37 1,219
Unity Bancorp, Inc. 2 112
Univest Financial Corp. 8 316
USCB Financial Holdings, Inc. 4 74
Valley National Bancorp 143 1,969
Virginia National Bankshares
Corp. 1 43
WaFd, Inc. 23 818
Washington Trust Bancorp, Inc. 6 195
WesBanco, Inc. 29 1,005
West Bancorp, Inc. 5 120
Westamerica Bancorp 7 388
Western New England Bancorp,
Inc. 4 53
WSFS Financial Corp. 16 1,143
91,509
Beverages — 0.1%
MGP Ingredients, Inc. 4 70
National Beverage Corp.* 7 259
Vita Coco Co., Inc. (The)* 14 1,052
Zevia PBC, Class
a
A* 16 25
1,406
Biotechnology — 7.2%
4D Molecular Therapeutics,
Inc.* 12 119
Abeona Therapeutics, Inc.* 13 75
Absci Corp.* 39 263
ACADIA Pharmaceuticals, Inc.* 37 801
Actuate Therapeutics, Inc.* 2 4
ADC Therapeutics SA* 30 102
ADMA Biologics, Inc.* 68 543
Agios Pharmaceuticals, Inc.* 17 500
Akebia Therapeutics, Inc.* 74 75
Aktis Oncology, Inc.(a) 6 124
Aldeyra Therapeutics, Inc.* 15 26
Alector, Inc.* 26 56
Alkermes plc* 48 2,025
Allogene Therapeutics, Inc.* 45 98
Altimmune, Inc.* 38 116
AnaptysBio, Inc.* 5 278

See accompanying notes to the financial statements.
MAY 31, 2026 :: RUSSELL 2000 DYNAMIC BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks (continued)
Anavex Life Sciences Corp.* 25 $ 76
Anika Therapeutics, Inc.* 3 44
Annexon, Inc.* 38 206
Apogee Therapeutics, Inc.* 13 1,068
Arbutus Biopharma Corp.* 44 201
Arcturus Therapeutics Holdings,
Inc.(a) 7 55
Arcus Biosciences, Inc.* 24 608
Arcutis Biotherapeutics, Inc.* 32 687
Ardelyx, Inc.* 70 423
ArriVent Biopharma, Inc.* 10 303
Arrowhead Pharmaceuticals,
Inc.* 40 3,116
ARS Pharmaceuticals, Inc.* 17 154
Atrium Therapeutics, Inc.* 3 39
aTyr Pharma, Inc.* 28 15
Aura Biosciences, Inc.* 13 97
Aurinia Pharmaceuticals, Inc.* 35 537
Avita Medical, Inc.(a) 3 13
Beam Therapeutics, Inc.* 29 955
Benitec Biopharma, Inc.* 5 58
Bicara Therapeutics, Inc.* 9 196
BioCryst Pharmaceuticals, Inc.* 66 588
Biohaven Ltd.* 34 374
Bridgebio Pharma, Inc.* 47 3,114
Bright Minds Biosciences, Inc.* 2 176
Candel Therapeutics, Inc.* 13 108
Capricor Therapeutics, Inc.* 13 390
Cardiff Oncology, Inc.* 18 34
CareDx, Inc.* 15 342
Cartesian Therapeutics, Inc.* 2 15
Catalyst Pharmaceuticals, Inc.* 35 1,093
Celcuity, Inc.* 11 1,462
Celldex Therapeutics, Inc.* 23 723
CG oncology, Inc.* 18 1,121
Cogent Biosciences, Inc.* 42 1,468
Coherus Oncology, Inc.(a) 30 48
Compass Therapeutics, Inc.* 38 90
Corvus Pharmaceuticals, Inc.* 18 223
CRISPR Therapeutics AG(a) 28 1,573
Cullinan Therapeutics, Inc.* 15 247
Cytokinetics, Inc.* 39 2,994
Denali Therapeutics, Inc.* 42 884
Design Therapeutics, Inc.* 6 63
DiaMedica Therapeutics, Inc.* 9 54
Dianthus Therapeutics, Inc.* 11 1,023
Disc Medicine, Inc.* 8 557
Dyne Therapeutics, Inc.* 39 754
Editas Medicine, Inc.* 29 100
Eledon Pharmaceuticals, Inc.* 21 80
Emergent BioSolutions, Inc.* 15 137
Enanta Pharmaceuticals, Inc.* 7 92
Entrada Therapeutics, Inc.* 8 57
Erasca, Inc.* 55 706
Evommune, Inc.* 3 70
Fate Therapeutics, Inc.* 32 91
Fennec Pharmaceuticals, Inc.* 8 79
First Tracks Biotherapeutics,
Inc.* 4 64
Foghorn Therapeutics, Inc.* 9 39
Investments
Shares Value
Common Stocks (continued)
Geron Corp.* 161 $ 201
Gossamer Bio, Inc.* 57 13
GRAIL, Inc.* 11 789
Greenwich Lifesciences, Inc.* 2 52
Gyre Therapeutics, Inc.* 3 18
Heron Therapeutics, Inc.* 44 38
Humacyte, Inc.* 47 61
Ideaya Biosciences, Inc.* 25 737
ImmunityBio, Inc.(a) 87 654
Immunome, Inc.* 30 655
Immunovant, Inc.* 25 833
Inhibikase Therapeutics, Inc.* 31 54
Inhibrx Biosciences, Inc.* 3 312
Inmune Bio, Inc.* 6 8
Intellia Therapeutics, Inc.* 32 450
Iovance Biotherapeutics, Inc.* 100 410
Ironwood Pharmaceuticals,
Inc., Class
a
A* 46 164
Jade Biosciences, Inc.* 10 210
Janux Therapeutics, Inc.* 12 175
KalVista Pharmaceuticals, Inc.* 12 322
Keros Therapeutics, Inc.* 8 90
Kodiak Sciences, Inc.* 11 404
Korro Bio, Inc.* 1 13
Krystal Biotech, Inc.* 7 2,163
Kura Oncology, Inc.* 23 235
Kymera Therapeutics, Inc.* 17 1,384
Larimar Therapeutics, Inc.* 13 45
Lexeo Therapeutics, Inc.* 19 98
Madrigal Pharmaceuticals, Inc.* 5 2,486
MannKind Corp.* 90 339
MapLight Therapeutics, Inc.* 6 176
MeiraGTx Holdings plc* 13 138
MiMedx Group, Inc.* 35 129
Mineralys Therapeutics, Inc.* 14 441
Mirum Pharmaceuticals, Inc.* 13 1,320
Monopar Therapeutics, Inc.* 1 65
Monte Rosa Therapeutics, Inc.* 17 335
Myriad Genetics, Inc.* 27 107
Neurogene, Inc.* 3 85
Nkarta, Inc.* 13 42
Novavax, Inc.* 43 472
Nurix Therapeutics, Inc.* 30 533
Nuvalent, Inc., Class
a
A* 15 1,656
Nuvectis Pharma, Inc.* 4 39
Olema Pharmaceuticals, Inc.* 20 264
Organogenesis Holdings, Inc.,
Class
a
A* 20 51
ORIC Pharmaceuticals, Inc.* 19 161
Oruka Therapeutics, Inc.* 14 819
Palvella Therapeutics, Inc.* 2 237
Perspective Therapeutics, Inc.* 18 71
Praxis Precision Medicines,
Inc.* 8 2,800
Precigen, Inc.* 52 226
Prime Medicine, Inc.* 30 107
Protagonist Therapeutics, Inc.* 18 1,792
Protalix BioTherapeutics, Inc.* 21 44
Protara Therapeutics, Inc.* 14 65
Prothena Corp. plc* 12 122

See accompanying notes to the financial statements.
RUSSELL 2000 DYNAMIC BUFFER ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks (continued)
PTC Therapeutics, Inc.* 24 $ 1,772
Puma Biotechnology, Inc.* 12 86
Recursion Pharmaceuticals,
Inc., Class
a
A* 135 485
REGENXBIO, Inc.* 13 91
Relay Therapeutics, Inc.* 41 576
Replimune Group, Inc.* 21 183
Rezolute, Inc.* 21 69
Rhythm Pharmaceuticals, Inc.* 16 1,413
Rigel Pharmaceuticals, Inc.* 5 152
Rocket Pharmaceuticals, Inc.* 25 77
Sana Biotechnology, Inc.* 49 162
Savara, Inc.* 42 218
Scholar Rock Holding Corp.* 26 1,282
SELLAS Life Sciences Group,
Inc.(a) 50 466
Sionna Therapeutics, Inc.* 5 214
Solid Biosciences, Inc.* 17 125
Spyre Therapeutics, Inc.* 22 1,617
Stoke Therapeutics, Inc.* 15 464
Syndax Pharmaceuticals, Inc.* 25 490
Tango Therapeutics, Inc.* 32 703
Taysha Gene Therapies, Inc.* 64 376
Tectonic Therapeutic, Inc.* 3 94
TG Therapeutics, Inc.* 43 1,631
Tonix Pharmaceuticals Holding
Corp.* 3 37
Travere Therapeutics, Inc.* 25 1,180
TriSalus Life Sciences, Inc.* 7 24
TuHURA Biosciences, Inc.(a) 12 27
Twist Bioscience Corp.* 18 1,204
Tyra Biosciences, Inc.* 8 267
Upstream Bio, Inc.* 9 75
UroGen Pharma Ltd.* 12 338
Vanda Pharmaceuticals, Inc.* 16 103
Vaxcyte, Inc.* 37 1,902
Vera Therapeutics, Inc.,
Class
a
A* 19 675
Veracyte, Inc.* 24 1,112
Verastem, Inc.* 19 82
Vericel Corp.* 15 500
Vir Biotechnology, Inc.* 27 258
Viridian Therapeutics, Inc.* 23 405
Voyager Therapeutics, Inc.* 13 50
Xencor, Inc.* 20 238
Xenon Pharmaceuticals, Inc.* 26 1,423
XOMA Royalty Corp.* 3 125
Zenas Biopharma, Inc.(a) 6 110
Zymeworks, Inc.* 15 377
84,057
Broadline Retail — 0.1%
Groupon, Inc., Class
a
A* 8 162
Kohl's Corp. 32 460
Savers Value Village, Inc.* 11 98
720
Building Products — 1.3%
Apogee Enterprises, Inc. 6 230
AZZ, Inc. 9 1,220
Investments
Shares Value
Common Stocks (continued)
CSW Industrials, Inc. 5 $ 1,385
Gibraltar Industries, Inc.* 9 348
Griffon Corp. 12 1,056
Insteel Industries, Inc. 6 165
Janus International Group, Inc.* 39 208
JELD-WEN Holding, Inc.* 25 54
Masterbrand, Inc.* 58 500
Modine Manufacturing Co.* 16 4,462
Quanex Building Products
Corp. 13 242
Resideo Technologies, Inc.* 38 1,188
Tecnoglass, Inc. 8 345
UFP Industries, Inc. 18 1,458
Zurn Elkay Water Solutions
Corp. 44 2,068
14,929
Capital Markets — 1.5%
Acadian Asset Management,
Inc. 8 578
AlTi Global, Inc.* 12 40
Artisan Partners Asset
Management, Inc., Class
a
A 19 711
Bakkt, Inc., Class
a
A* 4 43
BGC Group, Inc., Class
a
A 107 1,118
Cohen & Steers, Inc. 8 558
DigitalBridge Group, Inc. 101 1,580
Donnelley Financial Solutions,
Inc.* 8 318
Fold Holdings, Inc.* 2 2
GCM Grosvenor, Inc., Class
a
A 17 181
Innventure, Inc.(a) 15 80
Marex Group plc 17 900
Miami International Holdings,
Inc.* 7 331
Moelis & Co., Class
a
A 22 1,480
Open Lending Corp.* 29 66
Patria Investments Ltd., Class
a
A 19 220
Perella Weinberg Partners,
Class
a
A 19 326
Piper Sandler Cos. 21 1,647
PJT Partners, Inc., Class
a
A 7 1,070
Ridgepost Capital, Inc., Class
a
A 17 141
Siebert Financial Corp.* 3 6
Silvercrest Asset Management
Group, Inc., Class
a
A 1 11
StepStone Group, Inc., Class
a
A 21 1,035
StoneX Group, Inc.* 22 2,494
Victory Capital Holdings, Inc.,
Class
a
A 14 1,184
Virtus Investment Partners, Inc. 2 286
Wealthfront Corp.* 10 122
Webull Corp.* 82 525
Westwood Holdings Group, Inc. 1 16
WisdomTree, Inc. 36 686
17,755
Chemicals — 1.3%
AdvanSix, Inc. 8 180
American Vanguard Corp.* 7 18

See accompanying notes to the financial statements.
MAY 31, 2026 :: RUSSELL 2000 DYNAMIC BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks (continued)
Arq, Inc.* 9 $ 25
Ascent Industries Co.* 1 14
ASP Isotopes, Inc.(a) 33 257
Aspen Aerogels, Inc.* 19 122
Avient Corp. 28 992
Balchem Corp. 10 1,567
Cabot Corp. 16 1,400
Chemours Co. (The) 44 975
Core Molding Technologies,
Inc.* 2 47
Ecovyst, Inc.* 33 435
Flotek Industries, Inc.(a) 4 80
Hawkins, Inc. 6 929
HB Fuller Co. 16 1,025
Ingevity Corp.* 11 746
Innospec, Inc. 7 581
Intrepid Potash, Inc.* 3 117
Koppers Holdings, Inc. 6 245
Kronos Worldwide, Inc. 6 43
LSB Industries, Inc.* 15 188
Mativ Holdings, Inc. 15 133
Minerals Technologies, Inc. 10 770
Orion SA 16 122
Perimeter Solutions, Inc.* 41 1,323
PureCycle Technologies, Inc.(a) 38 471
Quaker Chemical Corp. 4 574
Rayonier Advanced Materials,
Inc.* 18 165
Sensient Technologies Corp. 13 1,480
Solesence, Inc.* 5 6
Stepan Co. 6 317
Tronox Holdings plc 35 278
15,625
Commercial Services & Supplies — 1.1%
ABM Industries, Inc. 18 703
ACCO Brands Corp. 25 99
ACV Auctions, Inc., Class
a
A* 49 322
BrightView Holdings, Inc.* 20 247
Brink's Co. (The) 13 1,352
Casella Waste Systems, Inc.,
Class
a
A* 19 1,561
Cimpress plc* 5 493
CoreCivic, Inc.* 30 632
Deluxe Corp. 13 316
Ennis, Inc. 7 143
Enviri Corp.* 22 457
GEO Group, Inc. (The)* 39 884
Healthcare Services Group,
Inc.* 20 412
HNI Corp. 21 655
Interface, Inc., Class
a
A 17 503
Liquidity Services, Inc.* 7 254
Millerknoll, Inc. 20 324
Mobile Infrastructure Corp.,
Class
a
A(a) 3 7
NLI Holdings, Inc. 2 12
Onterris, Inc.* 9 144
OPENLANE, Inc.* 32 1,219
Investments
Shares Value
Common Stocks (continued)
Perma-Fix Environmental
Services, Inc.(a) 4 $ 39
Pitney Bowes, Inc. 48 773
Quad/Graphics, Inc. 7 52
UniFirst Corp. 4 1,062
Vestis Corp.* 27 349
Virco Mfg. Corp. 2 12
13,026
Communications Equipment — 1.3%
ADTRAN Holdings, Inc.* 21 348
Applied Optoelectronics, Inc.* 20 3,168
Aviat Networks, Inc.* 3 53
BK Technologies Corp.* 1 83
Calix, Inc.* 18 715
Clearfield, Inc.* 3 142
Digi International, Inc.* 11 735
Extreme Networks, Inc.* 39 1,034
Harmonic, Inc.* 32 483
Inseego Corp.* 3 39
NETGEAR, Inc.* 8 208
NetScout Systems, Inc.* 21 874
Ribbon Communications, Inc.* 27 83
Viasat, Inc.* 37 2,983
Viavi Solutions, Inc.* 68 3,302
Vistance Networks, Inc. 64 799
15,049
Construction & Engineering — 2.9%
Ameresco, Inc., Class
a
A* 10 360
Arcosa, Inc. 15 1,901
Argan, Inc. 4 2,668
Bowman Consulting Group
Ltd., Class
a
A* 4 126
Cardinal Infrastructure Group,
Inc., Class
a
A* 4 208
Centuri Holdings, Inc.* 27 830
Concrete Pumping Holdings,
Inc.* 6 47
Construction Partners, Inc.,
Class
a
A* 14 1,631
Dycom Industries, Inc.* 9 4,590
Fluor Corp.* 48 2,196
Granite Construction, Inc. 13 1,779
IES Holdings, Inc.* 3 2,035
Legence Corp., Class
a
A* 15 1,256
Limbach Holdings, Inc.* 3 232
Matrix Service Co.* 7 92
MYR Group, Inc.* 5 2,325
NWPX Infrastructure, Inc.* 3 354
Orion Group Holdings, Inc.* 10 138
Primoris Services Corp. 16 2,012
Southland Holdings, Inc.* 3 4
Sterling Infrastructure, Inc.* 9 7,748
Tutor Perini Corp. 13 929
33,461
Construction Materials — 0.2%
Knife River Corp.* 17 1,335
Smith-Midland Corp.* 1 32

See accompanying notes to the financial statements.
RUSSELL 2000 DYNAMIC BUFFER ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks (continued)
Titan America SA 6 $ 97
United States Lime & Minerals,
Inc. 3 342
1,806
Consumer Finance — 0.9%
Atlanticus Holdings Corp.* 2 172
Bread Financial Holdings, Inc. 14 1,247
Consumer Portfolio Services,
Inc.* 2 20
Dave, Inc.* 3 848
Encore Capital Group, Inc.* 7 559
Enova International, Inc.* 7 1,131
FirstCash Holdings, Inc. 12 2,639
Green Dot Corp., Class
a
A* 15 193
Jefferson Capital, Inc. 6 102
LendingClub Corp.* 33 589
LendingTree, Inc.* 3 115
Medallion Financial Corp. 4 39
Navient Corp. 19 163
Nelnet, Inc., Class
a
A 4 522
NerdWallet, Inc., Class
a
A* 11 95
Oportun Financial Corp.* 11 60
OppFi, Inc.* 7 59
PRA Group, Inc.* 11 168
PROG Holdings, Inc. 12 441
Regional Management Corp. 3 110
Upstart Holdings, Inc.* 26 878
World Acceptance Corp.* 1 165
10,315
Consumer Staples Distribution & Retail — 0.4%
Andersons, Inc. (The) 10 706
Chefs' Warehouse, Inc. (The)* 11 842
Grocery Outlet Holding Corp.* 28 238
HF Foods Group, Inc.* 11 22
Ingles Markets, Inc., Class
a
A 4 354
Natural Grocers by Vitamin
Cottage, Inc. 4 117
PriceSmart, Inc. 8 1,360
United Natural Foods, Inc.* 18 924
Village Super Market, Inc.,
Class
a
A 3 139
Weis Markets, Inc. 4 292
4,994
Containers & Packaging — 0.2%
Ardagh Metal Packaging SA 40 161
Greif, Inc., Class
a
A 7 444
Greif, Inc., Class
a
B 1 80
Myers Industries, Inc. 11 251
O-I Glass, Inc.* 44 385
Ranpak Holdings Corp.,
Class
a
A* 13 90
TriMas Corp. 10 409
1,820
Distributors — 0.1%
GigaCloud Technology, Inc.,
Class
a
A* 7 252
Investments
Shares Value
Common Stocks (continued)
Gold. Com, Inc. 6 $ 254
Weyco Group, Inc. 2 71
577
Diversified Consumer Services — 0.9%
American Public Education,
Inc.* 5 247
Carriage Services, Inc., Class
a
A 4 165
Coursera, Inc.* 64 345
Covista, Inc.* 10 1,178
Driven Brands Holdings, Inc.* 17 235
Frontdoor, Inc.* 22 1,366
Graham Holdings Co., Class
a
B 1 1,097
KinderCare Learning Cos., Inc.* 8 31
Laureate Education, Inc.* 37 1,184
Lincoln Educational Services
Corp.* 9 417
Matthews International Corp.,
Class
a
A 9 239
McGraw Hill, Inc.* 8 96
Nerdy, Inc.(a) 17 14
OneSpaWorld Holdings Ltd. 29 689
Perdoceo Education Corp. 19 615
Phoenix Education Partners,
Inc. 1 30
Strategic Education, Inc. 7 537
Stride, Inc.* 13 1,201
Universal Technical Institute,
Inc.* 14 524
10,210
Diversified REITs — 0.4%
AH Realty Trust, Inc., REIT 23 157
Alpine Income Property Trust,
Inc., REIT 4 77
American Assets Trust, Inc.,
REIT 16 373
Broadstone Net Lease, Inc.,
REIT 56 1,133
CTO Realty Growth, Inc., REIT 9 185
Essential Properties Realty
Trust, Inc., REIT 59 1,804
Gladstone Commercial Corp.,
REIT 14 177
Global Net Lease, Inc., REIT 58 543
Modiv Industrial, Inc., Class
a
C,
REIT 3 54
NexPoint Diversified Real
Estate Trust, REIT 10 53
4,556
Diversified Telecommunication Services — 0.6%
Anterix, Inc.* 3 192
ATN International, Inc. 3 84
Bandwidth, Inc., Class
a
A* 8 520
Cogent Communications
Holdings, Inc. 14 249
Globalstar, Inc.* 15 1,263
IDT Corp., Class
a
B 5 276
Liberty Latin America Ltd.,
Class
a
A* 8 65

See accompanying notes to the financial statements.
MAY 31, 2026 :: RUSSELL 2000 DYNAMIC BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks (continued)
Liberty Latin America Ltd.,
Class
a
C* 40 $ 328
Lumen Technologies, Inc.* 282 3,099
Shenandoah
Telecommunications Co. 14 223
Uniti Group, Inc. 48 538
6,837
Electric Utilities — 0.7%
Genie Energy Ltd., Class
a
B 5 69
Hawaiian Electric Industries,
Inc.* 48 638
MGE Energy, Inc. 11 831
Oklo, Inc., Class
a
A(a) 37 2,475
Otter Tail Corp. 12 1,040
Portland General Electric Co. 34 1,704
TXNM Energy, Inc. 30 1,776
8,533
Electrical Equipment — 3.7%
Allient, Inc. 4 317
American Superconductor
Corp.* 14 713
Amprius Technologies, Inc.* 34 689
Array Technologies, Inc.* 44 400
Atkore, Inc. 10 828
Bloom Energy Corp., Class
a
A* 65 18,525
EnerSys 11 2,508
Enovix Corp.* 56 447
Eos Energy Enterprises, Inc.* 91 767
Fluence Energy, Inc.* 27 510
Hyliion Holdings Corp.* 36 252
KULR Technology Group, Inc.(a) 12 57
LSI Industries, Inc. 8 194
NANO Nuclear Energy, Inc.(a) 12 347
Net Power, Inc.* 11 22
Nextpower, Inc., Class
a
A* 43 6,725
NuScale Power Corp., Class
a
A* 46 583
Plug Power, Inc.(a) 393 1,552
Powell Industries, Inc. 9 2,560
Power Solutions International,
Inc.* 3 125
Preformed Line Products Co. 1 370
Shoals Technologies Group,
Inc., Class
a
A* 49 610
SKYX Platforms Corp.* 26 29
SunPower, Inc.* 23 24
Sunrun, Inc.* 67 1,120
Vicor Corp.* 7 2,344
42,618
Electronic Equipment, Instruments & Components — 3.7%
908 Devices, Inc.* 7 59
Advanced Energy Industries,
Inc. 11 3,324
Aeva Technologies, Inc.* 12 338
Arlo Technologies, Inc.* 30 400
Badger Meter, Inc. 9 1,115
Bel Fuse, Inc., Class
a
B 4 1,098
Belden, Inc. 12 1,261
Investments
Shares Value
Common Stocks (continued)
Benchmark Electronics, Inc. 11 $ 929
Climb Global Solutions, Inc. 5 108
CTS Corp. 9 578
Daktronics, Inc.* 11 227
ePlus, Inc. 8 657
Evolv Technologies Holdings,
Inc.* 45 290
Fabrinet* 11 7,196
Frequency Electronics, Inc.* 2 152
Insight Enterprises, Inc.* 9 957
Itron, Inc.* 14 1,155
Kimball Electronics, Inc.* 7 181
Knowles Corp.* 26 973
Methode Electronics, Inc. 9 104
MicroVision, Inc.(a) 90 54
Mirion Technologies, Inc.,
Class
a
A* 71 1,298
M-Tron Industries, Inc.* 1 91
Napco Security Technologies,
Inc. 10 375
Neonode, Inc.* 3 5
nLight, Inc.* 14 1,038
Novanta, Inc.* 11 1,753
OSI Systems, Inc.* 5 1,084
Ouster, Inc.* 17 783
PC Connection, Inc. 3 209
Plexus Corp.* 8 2,147
Powerfleet, Inc.* 36 141
Richardson Electronics Ltd. 3 51
Rogers Corp.* 5 708
Sanmina Corp.* 16 4,156
ScanSource, Inc.* 7 324
TTM Technologies, Inc.* 31 5,385
Vishay Intertechnology, Inc. 36 1,874
Vishay Precision Group, Inc.* 4 501
Vuzix Corp.* 19 87
43,166
Energy Equipment & Services — 2.0%
Archrock, Inc. 51 1,708
Atlas Energy Solutions, Inc.,
Class
a
A 22 367
Borr Drilling Ltd.* 84 421
Bristow Group, Inc., Class
a
A 9 375
Cactus, Inc., Class
a
A 21 1,219
Core Laboratories, Inc. 13 178
DMC Global, Inc.* 5 34
Energy Services of America
Corp. 3 45
Expro Group Holdings NV* 24 354
Flowco Holdings, Inc., Class
a
A 7 164
Forum Energy Technologies,
Inc.* 3 151
Helix Energy Solutions Group,
Inc.* 40 374
Helmerich & Payne, Inc. 30 1,144
Innovex International, Inc.* 12 320
Kodiak Gas Services, Inc. 28 1,872
Liberty Energy, Inc., Class
a
A 47 1,375
Mammoth Energy Services,
Inc.* 6 20

See accompanying notes to the financial statements.
RUSSELL 2000 DYNAMIC BUFFER ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks (continued)
Nabors Industries Ltd.* 4 $ 371
National Energy Services
Reunited Corp.* 20 487
Natural Gas Services Group,
Inc. 3 118
Noble Corp. plc 38 1,766
Oceaneering International, Inc.* 30 1,147
Oil States International, Inc.* 16 136
Patterson-UTI Energy, Inc. 103 1,155
ProFrac Holding Corp.,
Class
a
A* 8 49
ProPetro Holding Corp.* 29 443
Ranger Energy Services, Inc.,
Class
a
A 6 93
RPC, Inc. 26 172
SEACOR Marine Holdings, Inc.* 6 45
Seadrill Ltd.* 19 896
Select Water Solutions, Inc.,
Class
a
A 27 484
Solaris Energy Infrastructure,
Inc., Class
a
A 14 974
TETRA Technologies, Inc.* 37 378
Tidewater, Inc.* 15 1,102
Transocean Ltd.* 275 1,702
Valaris Ltd.* 19 1,760
23,399
Entertainment — 0.5%
AMC Entertainment Holdings,
Inc., Class
a
A* 153 265
Atlanta Braves Holdings, Inc.,
Class
a
A* 2 107
Atlanta Braves Holdings, Inc.,
Class
a
C* 14 694
Cinemark Holdings, Inc. 31 868
CuriosityStream, Inc. 11 32
Gaia, Inc., Class
a
A* 4 9
IMAX Corp.* 13 516
Lionsgate Studios Corp.* 60 861
Madison Square Garden
Entertainment Corp., Class
a
A* 12 846
Marcus Corp. (The) 6 114
Playstudios, Inc.* 26 14
Playtika Holding Corp. 16 60
Reservoir Media, Inc.* 5 52
Sphere Entertainment Co.* 8 1,108
Starz Entertainment Corp.* 3 70
Vivid Seats, Inc., Class
a
A* 1 9
5,625
Financial Services — 1.5%
Acacia Research Corp.* 9 42
Alerus Financial Corp. 7 200
Banco Latinoamericano de
Comercio Exterior SA,
Class
a
E 8 447
Better Home & Finance Holding
Co.* 2 58
Burford Capital Ltd. 59 274
Cannae Holdings, Inc. 12 178
Cass Information Systems, Inc. 3 138
Investments
Shares Value
Common Stocks (continued)
Compass Diversified Holdings* 19 $ 216
Enact Holdings, Inc. 8 334
Essent Group Ltd. 28 1,621
EVERTEC, Inc. 19 465
Federal Agricultural Mortgage
Corp., Class
a
C 3 533
Finance of America Cos., Inc.,
Class
a
A* 1 20
Flywire Corp.* 34 545
HA Sustainable Infrastructure
Capital, Inc. 38 1,558
International Money Express,
Inc.* 7 105
Jackson Financial, Inc., Class
a
A 20 2,062
loanDepot, Inc., Class
a
A* 29 38
Marqeta, Inc., Class
a
A* 106 430
Merchants Bancorp 8 377
NCR Atleos Corp.* 22 981
NewtekOne, Inc. 6 83
NMI Holdings, Inc., Class
a
A* 23 826
Onity Group, Inc.* 2 69
Pagseguro Digital Ltd., Class
a
A 52 486
Payoneer Global, Inc.* 82 426
Paysafe Ltd.* 8 62
Paysign, Inc.* 10 73
PennyMac Financial Services,
Inc. 9 755
Priority Technology Holdings,
Inc.* 7 45
Radian Group, Inc. 40 1,366
Remitly Global, Inc.* 51 1,021
Repay Holdings Corp., Class
a
A* 19 74
Security National Financial
Corp., Class
a
A* 4 39
Sezzle, Inc.* 5 591
StoneCo Ltd., Class
a
A 74 847
Velocity Financial, Inc.* 2 35
Walker & Dunlop, Inc. 10 502
Waterstone Financial, Inc. 5 93
18,015
Food Products — 0.4%
Alico, Inc. 2 81
B&G Foods, Inc. 22 90
Beyond Meat, Inc.(a) 123 97
BRC, Inc., Class
a
A* 27 44
Cal-Maine Foods, Inc. 13 971
Dole plc 19 266
Forafric Global plc* 1 10
Fresh Del Monte Produce, Inc. 10 321
Hain Celestial Group, Inc. (The)* 26 21
J & J Snack Foods Corp. 5 381
John B Sanfilippo & Son, Inc. 2 150
Lifeway Foods, Inc.* 2 48
Limoneira Co. 4 51
Mama's Creations, Inc.* 10 138
Marzetti Co. (The) 6 672
Mission Produce, Inc.* 17 188
Seneca Foods Corp., Class
a
A* 1 144
Simply Good Foods Co. (The)* 25 288

See accompanying notes to the financial statements.
MAY 31, 2026 :: RUSSELL 2000 DYNAMIC BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks (continued)
Tootsie Roll Industries, Inc. 7 $ 264
Utz Brands, Inc. 21 154
Vital Farms, Inc.* 9 90
Westrock Coffee Co.* 10 80
4,549
Gas Utilities — 0.8%
Brookfield Infrastructure Corp.,
Class
a
A(a) 36 1,495
Chesapeake Utilities Corp. 7 863
New Jersey Resources Corp. 30 1,658
Northwest Natural Holding Co. 13 630
ONE Gas, Inc. 18 1,399
RGC Resources, Inc. 2 46
Southwest Gas Holdings, Inc. 21 1,811
Spire, Inc. 18 1,481
9,383
Ground Transportation — 0.3%
ArcBest Corp. 7 957
Covenant Logistics Group, Inc.,
Class
a
A 5 198
FTAI Infrastructure, Inc. 32 143
Heartland Express, Inc. 12 180
Hertz Global Holdings, Inc.* 35 189
Marten Transport Ltd. 17 293
Proficient Auto Logistics, Inc.* 6 33
RXO, Inc.* 48 1,228
Universal Logistics Holdings,
Inc. 1 16
Werner Enterprises, Inc. 17 705
3,942
Health Care Equipment & Supplies — 1.8%
Accuray, Inc.* 29 11
Acme United Corp. 1 42
Alphatec Holdings, Inc.* 34 264
AngioDynamics, Inc.* 10 115
Anteris Technologies Global
Corp.* 23 198
Artivion, Inc.* 13 289
AtriCure, Inc.* 15 415
Avanos Medical, Inc.* 13 322
Axogen, Inc.* 15 592
Beta Bionics, Inc.* 11 133
Bioventus, Inc., Class
a
A* 13 111
Butterfly Network, Inc.* 57 259
CapsoVision, Inc.(a) 7 48
Carlsmed, Inc.* 1 11
Ceribell, Inc.* 7 129
Cerus Corp.* 54 164
ClearPoint Neuro, Inc.* 7 89
CONMED Corp. 9 321
CVRx, Inc.* 4 22
Delcath Systems, Inc.* 8 86
Electromed, Inc.* 2 75
Embecta Corp. 17 57
Enovis Corp.* 17 386
Glaukos Corp.* 17 1,757
Haemonetics Corp.* 14 949
Investments
Shares Value
Common Stocks (continued)
ICU Medical, Inc.* 7 $ 948
Inogen, Inc.* 6 39
Integer Holdings Corp.* 10 894
Integra LifeSciences Holdings
Corp.* 19 305
iRadimed Corp. 2 181
IRhythm Holdings, Inc.* 10 1,139
Kestra Medical Technologies
Ltd.* 8 170
KORU Medical Systems, Inc.* 12 49
Lantheus Holdings, Inc.* 20 1,986
LeMaitre Vascular, Inc. 6 568
LENSAR, Inc.* 2 12
LivaNova plc* 16 1,181
Lucid Diagnostics, Inc.* 26 27
Merit Medical Systems, Inc.* 18 1,135
Myomo, Inc.* 10 11
Neogen Corp.* 64 574
Neuronetics, Inc.* 10 15
NeuroPace, Inc.* 7 116
Novocure Ltd.* 30 511
Omnicell, Inc.* 13 574
OraSure Technologies, Inc.* 20 86
Orthofix Medical, Inc.* 11 102
OrthoPediatrics Corp.* 4 69
Outset Medical, Inc.* 4 20
Picard Medical, Inc.* 3 — (d)
Procept Biorobotics Corp.* 16 421
Pro-Dex, Inc.* 1 65
Pulmonx Corp.* 10 17
Pulse Biosciences, Inc.(a) 5 125
QuidelOrtho Corp.* 19 247
RxSight, Inc.* 11 59
Sanara Medtech, Inc.* 1 23
SANUWAVE Health, Inc.* 1 17
Shoulder Innovations, Inc.* 2 29
SI-BONE, Inc.* 11 155
Sight Sciences, Inc.* 12 58
STAAR Surgical Co.* 10 299
Stereotaxis, Inc.* 18 36
Strive, Inc., Class
a
A* 15 265
Tactile Systems Technology,
Inc.* 7 172
Tandem Diabetes Care, Inc.* 19 327
TransMedics Group, Inc.* 10 672
Treace Medical Concepts, Inc.* 14 48
UFP Technologies, Inc.* 2 440
Utah Medical Products, Inc. 1 66
Varex Imaging Corp.* 12 123
21,221
Health Care Providers & Services — 2.5%
Accendra Health, Inc.* 22 62
AdaptHealth Corp., Class
a
A* 30 304
Addus HomeCare Corp.* 5 458
agilon health, Inc.* 4 369
AirSculpt Technologies, Inc.(a) 3 16
Alignment Healthcare, Inc.* 58 889
AMN Healthcare Services, Inc.* 12 348
Ardent Health, Inc.* 6 55

See accompanying notes to the financial statements.
RUSSELL 2000 DYNAMIC BUFFER ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks (continued)
Astrana Health, Inc.* 12 $ 451
Aveanna Healthcare Holdings,
Inc.* 15 108
BrightSpring Health Services,
Inc.* 39 2,406
Brookdale Senior Living, Inc.* 68 875
Castle Biosciences, Inc.* 9 190
Clover Health Investments
Corp., Class
a
A* 120 478
Community Health Systems,
Inc.* 38 103
Concentra Group Holdings
Parent, Inc. 34 846
CorVel Corp.* 9 556
Cross Country Healthcare, Inc.* 8 105
DocGo, Inc.* 26 17
Ensign Group, Inc. (The) 17 2,850
Fulgent Genetics, Inc.* 5 91
GeneDx Holdings Corp.,
Class
a
A* 6 312
Guardant Health, Inc.* 37 4,799
Guardian Pharmacy Services,
Inc., Class
a
A* 7 271
HealthEquity, Inc.* 25 2,200
Hims & Hers Health, Inc.* 61 1,595
Innovage Holding Corp.* 5 38
Joint Corp. (The)* 2 18
LifeStance Health Group, Inc.* 48 370
Lumexa Imaging Holdings, Inc.* 7 54
Nano-X Imaging Ltd.* 20 38
National HealthCare Corp. 4 738
NeoGenomics, Inc.* 38 400
NRC Health 4 78
Nutex Health, Inc.* 2 258
Omada Health, Inc.* 9 162
Oncology Institute, Inc. (The)* 23 108
OPKO Health, Inc.* 121 177
Option Care Health, Inc.* 47 981
PACS Group, Inc.* 13 476
Pediatrix Medical Group, Inc.* 25 538
Pennant Group, Inc. (The)* 10 343
Privia Health Group, Inc.* 34 731
Progyny, Inc.* 23 588
RadNet, Inc.* 21 1,166
SBC Medical Group Holdings,
Inc.* 2 6
Select Medical Holdings Corp. 31 511
Sonida Senior Living, Inc.* 2 71
Strata Critical Medical, Inc.* 20 126
Surgery Partners, Inc.* 22 294
Talkspace, Inc.* 41 213
US Physical Therapy, Inc. 5 321
Viemed Healthcare, Inc.* 9 89
29,647
Health Care REITs — 0.8%
American Healthcare REIT, Inc. 53 2,591
CareTrust REIT, Inc. 67 2,735
Chiron Real Estate, Inc., REIT 4 144
Community Healthcare Trust,
Inc., REIT 7 121
Investments
Shares Value
Common Stocks (continued)
Diversified Healthcare Trust,
REIT 64 $ 532
LTC Properties, Inc., REIT 14 524
National Health Investors, Inc.,
REIT 14 1,026
Sabra Health Care REIT, Inc. 74 1,472
Sila Realty Trust, Inc., REIT 17 514
Strawberry Fields REIT, Inc. 1 13
Universal Health Realty Income
Trust, REIT 4 166
9,838
Health Care Technology — 0.2%
Claritev Corp.* 3 75
Definitive Healthcare Corp.,
Class
a
A* 8 8
Evolent Health, Inc., Class
a
A* 33 130
Health Catalyst, Inc.* 18 25
HealthStream, Inc. 7 175
HeartFlow, Inc.* 6 186
LifeMD, Inc.(a) 11 47
OptimizeRx Corp.* 4 21
Phreesia, Inc.* 16 158
Schrodinger, Inc.* 16 243
Simulations Plus, Inc.* 4 68
Teladoc Health, Inc.* 52 396
TruBridge, Inc.* 3 78
Waystar Holding Corp.* 32 637
2,247
Hotel & Resort REITs — 0.5%
Apple Hospitality REIT, Inc. 65 955
Braemar Hotels & Resorts, Inc.,
REIT 16 39
Chatham Lodging Trust, REIT 13 141
DiamondRock Hospitality Co.,
REIT 59 649
Pebblebrook Hotel Trust, REIT 33 503
RLJ Lodging Trust, REIT 36 350
Ryman Hospitality Properties,
Inc., REIT 19 2,188
Service Properties Trust, REIT 161 288
Summit Hotel Properties, Inc.,
REIT 31 179
Sunstone Hotel Investors, Inc.,
REIT 53 574
Xenia Hotels & Resorts, Inc.,
REIT 28 486
6,352
Hotels, Restaurants & Leisure — 1.3%
Accel Entertainment, Inc.,
Class
a
A* 14 166
Bally's Corp.* 2 28
BJ's Restaurants, Inc.* 6 282
Black Rock Coffee Bar, Inc.,
Class
a
A* 4 33
Bloomin' Brands, Inc. 24 203
Brightstar Lottery plc 31 348
Brinker International, Inc.* 13 1,851
Cheesecake Factory, Inc. (The) 14 925

See accompanying notes to the financial statements.
MAY 31, 2026 :: RUSSELL 2000 DYNAMIC BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks (continued)
Cracker Barrel Old Country
Store, Inc. 7 $ 237
Dave & Buster's Entertainment,
Inc.* 7 94
Dine Brands Global, Inc. 4 125
El Pollo Loco Holdings, Inc.* 7 104
First Watch Restaurant Group,
Inc.* 17 198
Genius Sports Ltd.* 64 375
Global Business Travel Group I* 38 355
Hilton Grand Vacations, Inc.* 18 936
Inspired Entertainment, Inc.* 7 54
Jack in the Box, Inc.(a) 4 50
Krispy Kreme, Inc.* 22 77
Kura Sushi USA, Inc., Class
a
A* 2 112
Life Time Group Holdings, Inc.* 45 1,489
Lindblad Expeditions Holdings,
Inc.* 12 275
Marriott Vacations Worldwide
Corp. 8 679
Monarch Casino & Resort, Inc. 4 481
Nathan's Famous, Inc. 1 101
Navan, Inc., Class
a
A* 10 214
Papa John's International, Inc. 10 342
Portillo's, Inc., Class
a
A* 19 81
Pursuit Attractions and
Hospitality, Inc.* 6 269
RCI Hospitality Holdings, Inc. 2 51
Red Rock Resorts, Inc., Class
a
A 15 876
Rush Street Interactive, Inc.* 27 684
Sabre Corp.* 110 194
Serve Robotics, Inc.(a) 19 178
Shake Shack, Inc., Class
a
A* 12 772
Six Flags Entertainment Corp.* 28 588
Super Group SGHC Ltd. 46 573
Sweetgreen, Inc., Class
a
A* 30 299
Target Hospitality Corp.* 9 156
United Parks & Resorts, Inc.* 8 321
Xponential Fitness, Inc.,
Class
a
A* 7 38
15,214
Household Durables — 1.1%
Bassett Furniture Industries,
Inc. 1 15
Beazer Homes USA, Inc.* 8 203
Cavco Industries, Inc.* 2 1,073
Century Communities, Inc. 8 423
Champion Homes, Inc.* 17 1,252
Cricut, Inc., Class
a
A 13 54
Dream Finders Homes, Inc.,
Class
a
A* 8 124
Ethan Allen Interiors, Inc. 7 144
Flexsteel Industries, Inc. 1 58
Green Brick Partners, Inc.* 9 605
Hamilton Beach Brands Holding
Co., Class
a
A 2 41
Helen of Troy Ltd.* 7 190
Hovnanian Enterprises, Inc.,
Class
a
A* 1 110
Installed Building Products, Inc. 7 1,470
Investments
Shares Value
Common Stocks (continued)
KB Home 19 $ 928
La-Z-Boy, Inc. 12 451
Legacy Housing Corp.* 3 72
Leggett & Platt, Inc. 38 390
LGI Homes, Inc.* 6 287
Lovesac Co. (The)* 3 46
M/I Homes, Inc.* 8 1,053
Meritage Homes Corp. 20 1,305
Sonos, Inc.* 35 552
Taylor Morrison Home Corp.,
Class
a
A* 29 1,696
12,542
Household Products — 0.2%
Central Garden & Pet Co.* 3 115
Central Garden & Pet Co.,
Class
a
A* 15 512
Energizer Holdings, Inc. 18 328
Oil-Dri Corp. of America 3 230
Spectrum Brands Holdings, Inc. 7 551
WD-40 Co. 4 800
2,536
Independent Power and Renewable Electricity Producers — 0.2%
Hallador Energy Co.* 9 174
Montauk Renewables, Inc.* 19 33
Ormat Technologies, Inc. 18 2,470
2,677
Industrial Conglomerates — 0.0%(c)
Brookfield Business Corp.,
Class
a
A 7 230
Industrial REITs — 0.3%
Industrial Logistics Properties
Trust, REIT 16 144
Innovative Industrial Properties,
Inc., REIT 8 464
LXP Industrial Trust, REIT 18 930
One Liberty Properties, Inc.,
REIT 6 141
Terreno Realty Corp., REIT 31 2,036
3,715
Insurance — 1.4%
Abacus Global Management,
Inc.(a) 11 99
American Coastal Insurance
Corp. 6 63
American Integrity Insurance
Group, Inc. 3 49
AMERISAFE, Inc. 6 184
Ategrity Specialty Holdings
LLC* 3 59
Baldwin Insurance Group, Inc.
(The), Class
a
A* 28 544
Bowhead Specialty Holdings,
Inc.* 5 133
Citizens, Inc., Class
a
A* 13 67
CNO Financial Group, Inc. 28 1,287

See accompanying notes to the financial statements.
RUSSELL 2000 DYNAMIC BUFFER ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks (continued)
Crawford & Co., Class
a
A 4 $ 42
Donegal Group, Inc., Class
a
A 4 68
eHealth, Inc.* 8 12
Employers Holdings, Inc. 7 304
Exzeo Group, Inc.* 1 14
F&G Annuities & Life, Inc. 11 305
Genworth Financial, Inc.,
Class
a
A* 117 1,002
GoHealth, Inc., Class
a
A* 3 2
Goosehead Insurance, Inc.,
Class
a
A* 7 241
Greenlight Capital Re Ltd.,
Class
a
A* 7 110
Hamilton Insurance Group Ltd.,
Class
a
B 13 385
HCI Group, Inc. 3 462
Heritage Insurance Holdings,
Inc.* 7 152
Hippo Holdings, Inc.* 5 129
Horace Mann Educators Corp. 12 549
James River Group Holdings,
Inc. 10 39
Kingstone Cos., Inc. 2 30
Kingsway Corp.* 5 50
Lemonade, Inc.* 19 1,102
MBIA, Inc.* 13 76
Mercury General Corp. 8 784
NI Holdings, Inc.* 1 14
Octave Specialty Group, Inc.* 11 60
Oscar Health, Inc., Class
a
A* 60 1,334
Palomar Holdings, Inc.* 8 856
Pelagos Insurance Capital Ltd. 16 345
ProAssurance Corp.* 15 360
Root, Inc., Class
a
A* 4 208
Safety Insurance Group, Inc. 4 281
Selective Insurance Group, Inc. 18 1,558
Selectquote, Inc.* 40 40
SiriusPoint Ltd.* 30 640
Skyward Specialty Insurance
Group, Inc.* 12 529
Slide Insurance Holdings, Inc.* 20 361
Stewart Information Services
Corp. 9 585
Tiptree, Inc., Class
a
A 6 109
Trupanion, Inc.* 11 240
United Fire Group, Inc. 6 266
Universal Insurance Holdings,
Inc. 8 296
16,425
Interactive Media & Services — 0.3%
Angi, Inc., Class
a
A* 10 59
Arena Group Holdings, Inc.
(The)(a) 7 10
Bumble, Inc., Class
a
A* 21 67
Cargurus, Inc., Class
a
A* 24 717
Cars.com, Inc.* 15 154
EverQuote, Inc., Class
a
A* 8 154
fuboTV, Inc., Class
a
A* 9 91
Getty Images Holdings, Inc.* 23 24
Grindr, Inc.* 8 100
Investments
Shares Value
Common Stocks (continued)
MediaAlpha, Inc., Class
a
A* 9 $ 80
Nextdoor Holdings, Inc.* 65 137
QuinStreet, Inc.* 15 188
Rumble, Inc.* 31 285
Shutterstock, Inc. 6 89
Teads Holding Co.* 10 11
Travelzoo* 1 11
TripAdvisor, Inc.* 33 369
Webtoon Entertainment, Inc.(a) 4 49
Yelp, Inc., Class
a
A* 18 410
Ziff Davis, Inc.* 12 541
ZipRecruiter, Inc., Class
a
A* 18 58
3,604
IT Services — 0.8%
Applied Digital Corp.* 71 3,357
Backblaze, Inc., Class
a
A* 16 133
BigBear.ai Holdings, Inc.* 128 645
Commerce.com, Inc., Series 1* 19 59
Crexendo, Inc.* 4 40
CSP, Inc. 1 10
DigitalOcean Holdings, Inc.* 23 3,587
Everforth, Inc.* 12 272
Fastly, Inc., Class
a
A* 42 746
Grid Dynamics Holdings, Inc.* 19 137
Hackett Group, Inc. (The) 6 69
Information Services Group,
Inc. 10 45
Rackspace Technology, Inc.(a) 25 129
TSS, Inc.* 6 99
Tucows, Inc., Class
a
A* 1 15
Unisys Corp.* 19 87
VTEX, Class
a
A* 15 57
Whitefiber, Inc.(a) 3 89
9,576
Leisure Products — 0.4%
Acushnet Holdings Corp. 8 710
American Outdoor Brands, Inc.* 3 30
Callaway Golf Co.* 39 601
Clarus Corp. 8 25
Escalade, Inc. 3 56
Funko, Inc., Class
a
A* 11 62
JAKKS Pacific, Inc. 3 66
Johnson Outdoors, Inc.,
Class
a
A 2 90
Latham Group, Inc.* 14 74
Malibu Boats, Inc., Class
a
A* 6 165
MasterCraft Boat Holdings,
Inc.* 5 116
Peloton Interactive, Inc.,
Class
a
A* 117 749
Polaris, Inc. 16 1,129
Smith & Wesson Brands, Inc. 12 183
Sturm Ruger & Co., Inc. 4 156
4,212
Life Sciences Tools & Services — 0.4%
10X Genomics, Inc., Class
a
A* 33 934

See accompanying notes to the financial statements.
MAY 31, 2026 :: RUSSELL 2000 DYNAMIC BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks (continued)
Adaptive Biotechnologies
Corp.* 44 $ 667
Alpha Teknova, Inc.* 2 11
Atlantic International Corp.* 1 1
Azenta, Inc.* 12 275
BioLife Solutions, Inc.* 13 324
Codexis, Inc.* 26 72
CryoPort, Inc.* 14 220
Cytek Biosciences, Inc.* 34 142
Fortrea Holdings, Inc.* 27 415
Ginkgo Bioworks Holdings,
Inc.* 12 112
Lifecore Biomedical, Inc.* 7 35
Maravai LifeSciences Holdings,
Inc., Class
a
A* 32 154
MaxCyte, Inc.* 29 35
Mesa Laboratories, Inc. 2 204
OmniAb, Inc.* 32 86
Pacific Biosciences of
California, Inc.* 81 121
Personalis, Inc.* 14 160
Quanterix Corp.* 12 37
Quantum-Si, Inc.* 49 58
Standard BioTools, Inc.* 85 98
4,161
Machinery — 3.2%
3D Systems Corp.* 41 146
Aebi Schmidt Holding AG 10 125
AirJoule Technologies Corp.* 8 36
Alamo Group, Inc. 3 452
Albany International Corp.,
Class
a
A 9 582
Alliance Laundry Holdings, Inc.* 13 328
Astec Industries, Inc. 7 353
Atmus Filtration Technologies,
Inc. 25 1,169
Blue Bird Corp.* 10 678
CECO Environmental Corp.* 15 1,121
Chart Industries, Inc.* 14 2,909
Columbus McKinnon Corp. 8 128
Douglas Dynamics, Inc. 7 312
Eastern Co. (The) 2 43
Energy Recovery, Inc.* 15 123
Enerpac Tool Group Corp.,
Class
a
A 16 536
Enpro, Inc. 6 1,842
ESCO Technologies, Inc. 8 2,335
Federal Signal Corp. 18 1,921
Franklin Electric Co., Inc. 12 1,181
Gencor Industries, Inc.* 2 28
Gorman-Rupp Co. (The) 6 450
Graham Corp.* 3 300
Greenbrier Cos., Inc. (The) 9 424
Helios Technologies, Inc. 10 831
Hillman Solutions Corp.* 58 433
Hyster-Yale, Inc. 4 145
JBT Marel Corp. 16 2,150
Kadant, Inc. 4 1,277
Kennametal, Inc. 23 754
Investments
Shares Value
Common Stocks (continued)
L B Foster Co., Class
a
A* 3 $ 123
Lindsay Corp. 3 328
Luxfer Holdings plc 7 119
Manitowoc Co., Inc. (The)* 9 106
Mayville Engineering Co., Inc.* 4 107
Microvast Holdings, Inc.* 58 90
Miller Industries, Inc. 3 144
Mueller Water Products, Inc.,
Class
a
A 46 1,160
Omega Flex, Inc. 1 30
Palladyne AI Corp.(a) 8 67
Park-Ohio Holdings Corp. 3 98
Proto Labs, Inc.* 7 530
Richtech Robotics, Inc.,
Class
a
B* 49 148
SPX Technologies, Inc.* 15 3,250
Standex International Corp. 4 1,108
Tennant Co. 5 431
Terex Corp. 34 1,978
Titan International, Inc.* 14 101
Trinity Industries, Inc. 24 779
Wabash National Corp. 11 87
Watts Water Technologies, Inc.,
Class
a
A 8 2,472
Worthington Enterprises, Inc. 9 511
36,879
Marine Transportation — 0.2%
Costamare Bulkers Holdings
Ltd.* 2 32
Costamare, Inc. 12 184
Genco Shipping & Trading Ltd. 10 241
Himalaya Shipping Ltd. 7 103
Matson, Inc. 9 1,632
Pangaea Logistics Solutions
Ltd. 8 61
Safe Bulkers, Inc. 14 87
2,340
Media — 0.7%
Advantage Solutions, Inc.* 1 37
AMC Global Media, Inc.,
Class
a
A* 8 78
Boston Omaha Corp., Class
a
A* 6 77
Cable One, Inc.* 2 105
EchoStar Corp., Class
a
A* 40 5,168
Emerald Holding, Inc. 3 15
Entravision Communications
Corp., Class
a
A 18 164
EW Scripps Co. (The), Class
a
A* 19 64
Gambling.com Group Ltd.* 5 12
Gray Media, Inc. 25 100
Ibotta, Inc., Class
a
A* 3 103
iHeartMedia, Inc., Class
a
A* 36 155
John Wiley & Sons, Inc.,
Class
a
A 12 505
Magnite, Inc.* 42 602
National CineMedia, Inc. 19 60
Newsmax, Inc., Class
a
B(a) 13 111
Nexxen International Ltd.* 8 67

See accompanying notes to the financial statements.
RUSSELL 2000 DYNAMIC BUFFER ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks (continued)
Optimum Communications,
Inc., Class
a
A* 78 $ 51
PubMatic, Inc., Class
a
A* 11 129
Scholastic Corp.(a) 6 243
Sinclair, Inc. 11 152
Stagwell, Inc., Class
a
A* 32 224
TechTarget, Inc.* 8 37
Thryv Holdings, Inc.* 9 35
USA Today Co., Inc.* 40 312
8,606
Metals & Mining — 2.3%
Alpha Metallurgical Resources,
Inc.* 3 597
American Battery Technology
Co.* 36 130
Caledonia Mining Corp. plc 5 119
Century Aluminum Co.* 17 1,122
Coeur Mining, Inc. 304 5,873
Commercial Metals Co. 34 2,586
Compass Minerals
International, Inc.* 9 287
Constellium SE, Class
a
A* 40 1,370
Contango Silver & Gold, Inc.* 6 121
Critical Metals Corp.(a) 17 190
Dakota Gold Corp.* 26 150
Ferroglobe plc 35 152
Friedman Industries, Inc. 2 47
Hecla Mining Co. 188 3,341
Idaho Strategic Resources, Inc.* 4 156
Ivanhoe Electric, Inc.* 31 417
Kaiser Aluminum Corp. 5 910
Lifezone Metals Ltd.* 9 47
Materion Corp. 6 1,320
Metallus, Inc.* 10 197
NioCorp Developments Ltd.* 34 196
Novagold Resources, Inc.* 83 711
Perpetua Resources Corp.* 26 704
Ramaco Resources, Inc.,
Class
a
A* 11 172
Ryerson Holding Corp. 13 372
SSR Mining, Inc.* 60 1,873
SunCoke Energy, Inc. 25 225
Tredegar Corp.* 7 55
United States Antimony Corp.* 35 314
US Gold Corp.* 3 48
USA Rare Earth, Inc.* 54 1,513
Vox Royalty Corp. 17 99
Warrior Met Coal, Inc. 16 1,513
Worthington Steel, Inc. 10 422
27,349
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
ACRES Commercial Realty
Corp.* 2 41
Adamas Trust, Inc. 25 230
Angel Oak Mortgage REIT, Inc. 3 25
Apollo Commercial Real Estate
Finance, Inc. 40 438
Arbor Realty Trust, Inc. 57 328
Investments
Shares Value
Common Stocks (continued)
Ares Commercial Real Estate
Corp. 15 $ 74
ARMOUR Residential REIT,
Inc.(a) 33 566
Blackstone Mortgage Trust,
Inc., Class
a
A 47 859
BrightSpire Capital, Inc.,
Class
a
A 38 219
Chicago Atlantic Real Estate
Finance, Inc. 4 45
Chimera Investment Corp. 24 327
Claros Mortgage Trust, Inc.* 27 66
Dynex Capital, Inc. 58 759
Ellington Financial, Inc. 36 488
Franklin BSP Realty Trust, Inc. 24 208
Invesco Mortgage Capital, Inc. 22 173
KKR Real Estate Finance Trust,
Inc. 16 107
Ladder Capital Corp., Class
a
A 33 337
Lument Finance Trust, Inc.(a) 13 14
MFA Financial, Inc. 30 288
Nexpoint Real Estate Finance,
Inc. 1 16
Orchid Island Capital, Inc.(a) 54 366
PennyMac Mortgage
Investment Trust 25 261
Ready Capital Corp. 42 75
Redwood Trust, Inc. 37 201
Rithm Property Trust, Inc. 2 29
Seven Hills Realty Trust 6 51
Sunrise Realty Trust, Inc. 2 18
TPG Mortgage Investment
Trust, Inc. 8 62
TPG RE Finance Trust, Inc. 21 176
Two Harbors Investment Corp. 30 370
7,217
Multi-Utilities — 0.4%
Avista Corp. 25 1,037
Black Hills Corp. 23 1,675
Northwestern Energy Group,
Inc. 19 1,341
Unitil Corp. 5 250
4,303
Office REITs — 0.4%
Brandywine Realty Trust, REIT 50 155
COPT Defense Properties, REIT 34 1,090
Douglas Emmett, Inc., REIT 47 547
Easterly Government
Properties, Inc., Class
a
A, REIT 13 312
Empire State Realty Trust, Inc.,
Class
a
A, REIT 40 229
Franklin Street Properties
Corp., REIT 27 14
Hudson Pacific Properties, Inc.,
REIT* 15 180
JBG SMITH Properties, REIT 17 250
NET Lease Office Properties,
REIT 3 36

See accompanying notes to the financial statements.
MAY 31, 2026 :: RUSSELL 2000 DYNAMIC BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks (continued)
Piedmont Realty Trust, Inc.,
Class
a
A, REIT* 36 $ 299
Postal Realty Trust, Inc.,
Class
a
A, REIT 7 161
SL Green Realty Corp., REIT 22 999
4,272
Oil, Gas & Consumable Fuels — 2.8%
Ardmore Shipping Corp. 9 145
BKV Corp.* 8 212
California Resources Corp. 22 1,304
Calumet, Inc.* 21 745
Centrus Energy Corp., Class
a
A* 5 912
Clean Energy Fuels Corp.* 50 102
CNX Resources Corp.* 41 1,381
Comstock Resources, Inc.* 21 280
Core Natural Resources, Inc. 15 1,327
Crescent Energy Co., Class
a
A 76 879
CVR Energy, Inc. 9 299
Delek US Holdings, Inc. 18 801
DHT Holdings, Inc. 40 653
Diversified Energy Co. 18 262
Dorian LPG Ltd. 11 442
Empire Petroleum Corp.* 4 10
Encore Energy Corp.* 53 85
Energy Fuels, Inc.* 70 1,275
Epsilon Energy Ltd. 5 28
Evolution Petroleum Corp. 9 38
Excelerate Energy, Inc., Class
a
A 7 231
FLEX LNG Ltd.(a) 9 268
FutureFuel Corp. 7 29
Gevo, Inc.* 68 126
Golar LNG Ltd. 29 1,443
Granite Ridge Resources, Inc. 15 73
Green Plains, Inc.* 20 313
Gulfport Energy Corp.* 5 843
HighPeak Energy, Inc. 6 43
Infinity Natural Resources, Inc.,
Class
a
A* 4 54
International Seaways, Inc. 12 926
Kinetik Holdings, Inc.,
Class
a
A(a) 14 643
Kolibri Global Energy, Inc.* 8 41
Kosmos Energy Ltd.* 140 392
Lightbridge Corp.* 8 92
Magnolia Oil & Gas Corp.,
Class
a
A 54 1,477
Murphy Oil Corp. 40 1,448
NACCO Industries, Inc.,
Class
a
A 1 51
Navigator Holdings Ltd. 9 195
New Fortress Energy, Inc.(a) 51 29
NextDecade Corp.* 51 403
NextNRG, Inc.(a) 12 8
Nordic American Tankers Ltd. 60 309
Northern Oil & Gas, Inc. 28 610
OPAL Fuels, Inc., Class
a
A* 5 11
Par Pacific Holdings, Inc.* 15 842
PBF Energy, Inc., Class
a
A 25 1,018
Peabody Energy Corp. 36 974
Investments
Shares Value
Common Stocks (continued)
Prairie Operating Co.* 9 $ 8
REX American Resources
Corp.* 9 421
Riley Exploration Permian, Inc. 4 133
Sable Offshore Corp.(a) 36 527
SandRidge Energy, Inc. 8 117
Scorpio Tankers, Inc. 14 1,043
SFL Corp. Ltd. 36 397
SM Energy Co. 74 2,273
Summit Midstream Corp.* 3 80
Talos Energy, Inc.* 37 543
Teekay Corp. Ltd. 15 172
Teekay Tankers Ltd., Class
a
A 7 492
Uranium Energy Corp.* 141 1,942
VAALCO Energy, Inc. 30 157
Verde Clean Fuels, Inc.* 1 2
Vitesse Energy, Inc. 8 138
W&T Offshore, Inc. 29 107
World Kinect Corp. 16 461
XCF Global, Inc., Class
a
A* 14 7
33,092
Paper & Forest Products — 0.0%(c)
Clearwater Paper Corp.* 4 65
Magnera Corp.* 9 102
Sylvamo Corp. 10 393
560
Passenger Airlines — 0.4%
Allegiant Travel Co.* 7 641
flyExclusive, Inc.* 2 5
Frontier Group Holdings, Inc.(a) 16 97
JetBlue Airways Corp.* 87 476
Joby Aviation, Inc.* 173 2,058
SkyWest, Inc.* 12 1,028
4,305
Personal Care Products — 0.1%
Edgewell Personal Care Co. 13 228
Herbalife Ltd.* 30 359
Honest Co., Inc. (The)* 28 98
Interparfums, Inc. 6 566
Lifevantage Corp. 2 16
Medifast, Inc.* 2 25
Nature's Sunshine Products,
Inc.* 5 106
Niagen Bioscience, Inc.* 15 58
Nu Skin Enterprises, Inc.,
Class
a
A 14 81
Olaplex Holdings, Inc.* 40 82
SkinHealth Systems, Inc.* 34 26
USANA Health Sciences, Inc.* 3 55
Waldencast plc, Class
a
A* 14 17
1,717
Pharmaceuticals — 1.8%
Aardvark Therapeutics, Inc.* 3 12
Aclaris Therapeutics, Inc.* 27 123
Alumis, Inc.* 20 432
Amneal Pharmaceuticals, Inc.* 44 579

See accompanying notes to the financial statements.
RUSSELL 2000 DYNAMIC BUFFER ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks (continued)
Amphastar Pharmaceuticals,
Inc.* 10 $ 188
Amylyx Pharmaceuticals, Inc.* 27 387
ANI Pharmaceuticals, Inc.* 6 471
Aquestive Therapeutics, Inc.* 30 121
Arvinas, Inc.* 16 144
Atea Pharmaceuticals, Inc.* 20 93
Axsome Therapeutics, Inc.* 12 2,814
BioAge Labs, Inc.* 8 138
Biote Corp., Class
a
A* 8 16
Collegium Pharmaceutical, Inc.* 9 302
CorMedix, Inc.* 21 177
Crinetics Pharmaceuticals, Inc.* 29 1,031
Definium Therapeutics, Inc.* 29 702
Edgewise Therapeutics, Inc.* 20 683
Enliven Therapeutics, Inc.* 12 475
Esperion Therapeutics, Inc.* 71 222
Eton Pharmaceuticals, Inc.* 8 244
Evolus, Inc.* 16 105
EyePoint, Inc.* 22 299
Fulcrum Therapeutics, Inc.* 17 118
Harmony Biosciences Holdings,
Inc.* 13 411
Harrow, Inc.* 10 352
Indivior Pharmaceuticals, Inc.* 37 1,333
Innoviva, Inc.* 22 471
Journey Medical Corp.* 5 32
LB Pharmaceuticals, Inc.* 6 168
LENZ Therapeutics, Inc.(a) 5 39
Ligand Pharmaceuticals, Inc.* 6 1,392
Liquidia Corp.* 20 1,237
Maze Therapeutics, Inc.* 8 212
MBX Biosciences, Inc.* 9 283
MediWound Ltd.* 2 29
Nuvation Bio, Inc.* 71 339
Ocular Therapeutix, Inc.* 55 496
Omeros Corp.* 20 221
Pacira BioSciences, Inc.* 12 279
Phathom Pharmaceuticals, Inc.* 13 125
Phibro Animal Health Corp.,
Class
a
A 6 185
Prestige Consumer Healthcare,
Inc.* 14 665
Rapport Therapeutics, Inc.* 9 356
Septerna, Inc.* 6 181
SIGA Technologies, Inc. 11 51
Supernus Pharmaceuticals,
Inc.* 17 785
Tarsus Pharmaceuticals, Inc.* 12 713
Theravance Biopharma, Inc.* 11 177
Third Harmonic Bio, Inc.*‡ 59 —
Trevi Therapeutics, Inc.* 28 396
Tvardi Therapeutics, Inc.* 1 3
WaVe Life Sciences Ltd.* 40 263
Xeris Biopharma Holdings, Inc.* 46 283
Zevra Therapeutics, Inc.* 16 185
21,538
Professional Services — 1.2%
Alight, Inc., Class
a
A 137 129
Investments
Shares Value
Common Stocks (continued)
Asure Software, Inc.* 6 $ 55
Barrett Business Services, Inc. 7 228
BlackSky Technology, Inc.* 10 485
CBIZ, Inc.* 15 498
Conduent, Inc.* 40 69
CRA International, Inc. 2 277
Exponent, Inc. 15 875
Falcon's Beyond Global, Inc.,
Class
a
A* 4 62
First Advantage Corp.* 23 368
Forrester Research, Inc.* 2 14
Franklin Covey Co.* 3 71
HireQuest, Inc. 1 13
Huron Consulting Group, Inc.* 5 537
IBEX Holdings Ltd.* 3 95
ICF International, Inc. 6 413
Innodata, Inc.* 9 945
Insperity, Inc. 11 379
Kelly Services, Inc., Class
a
A 8 93
Kforce, Inc. 5 235
Korn Ferry 16 1,120
Legalzoom.com, Inc.* 37 233
Maximus, Inc. 16 991
Mistras Group, Inc.* 2 35
Planet Labs PBC* 80 4,091
RCM Technologies, Inc.* 1 22
Resolute Holdings
Management, Inc.* 1 119
Resources Connection, Inc. 8 36
Skillsoft Corp.* 1 7
Spire Global, Inc.* 9 206
TIC Solutions, Inc.* 59 482
TriNet Group, Inc. 9 411
TrueBlue, Inc.* 8 50
TTEC Holdings, Inc.(a) 5 14
Upwork, Inc.* 36 318
Verra Mobility Corp., Class
a
A* 46 207
Willdan Group, Inc.* 4 363
14,546
Real Estate Management & Development — 0.4%
Compass, Inc., Class
a
A* 190 1,564
Cushman & Wakefield Ltd.* 68 846
Douglas Elliman, Inc.* 21 38
eXp World Holdings, Inc. 26 128
Forestar Group, Inc.* 6 165
FRP Holdings, Inc.* 4 92
Kennedy-Wilson Holdings, Inc. 35 385
Marcus & Millichap, Inc. 7 198
Maui Land & Pineapple Co.,
Inc.* 1 17
Newmark Group, Inc., Class
a
A 45 628
RE/MAX Holdings, Inc.,
Class
a
A* 5 48
Real Brokerage, Inc. (The)* 41 74
RMR Group, Inc. (The), Class
a
A 5 100
Seaport Entertainment Group,
Inc.* 2 50
St Joe Co. (The) 11 700
Stratus Properties, Inc.* 2 57

See accompanying notes to the financial statements.
MAY 31, 2026 :: RUSSELL 2000 DYNAMIC BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks (continued)
Tejon Ranch Co.* 6 $ 116
5,206
Residential REITs — 0.2%
BRT Apartments Corp., REIT 2 29
Centerspace, REIT 5 337
Clipper Realty, Inc., REIT 3 10
Independence Realty Trust,
Inc., REIT 71 1,152
NexPoint Residential Trust, Inc.,
REIT 7 203
UMH Properties, Inc., REIT 23 346
2,077
Retail REITs — 1.0%
Acadia Realty Trust, REIT 39 859
Alexander's, Inc., REIT 1 246
CBL & Associates Properties,
Inc., REIT 5 240
Curbline Properties Corp., REIT 29 845
FrontView REIT, Inc. 5 89
Getty Realty Corp., REIT 16 520
InvenTrust Properties Corp.,
REIT 24 795
Kite Realty Group Trust, REIT 65 1,782
Macerich Co. (The), REIT 82 1,847
NETSTREIT Corp., REIT 24 486
Phillips Edison & Co., Inc., REIT 38 1,526
Saul Centers, Inc., REIT 4 139
SITE Centers Corp., REIT 14 71
Tanger, Inc., REIT 34 1,226
Urban Edge Properties, REIT 37 830
Whitestone REIT 13 248
11,749
Semiconductors & Semiconductor Equipment — 4.9%
ACM Research, Inc., Class
a
A* 15 1,298
Aehr Test Systems* 9 831
Aeluma, Inc.* 4 86
Alpha & Omega Semiconductor
Ltd.* 8 363
Ambarella, Inc.* 12 866
Ambiq Micro, Inc.* 5 398
Atomera, Inc.* 8 80
Axcelis Technologies, Inc.* 9 1,354
Blaize Holdings, Inc.(a) 25 44
CEVA, Inc.* 8 320
Cohu, Inc.* 14 739
Credo Technology Group
Holding Ltd.* 48 11,331
Diodes, Inc.* 14 1,475
FormFactor, Inc.* 23 2,866
Ichor Holdings Ltd.* 10 715
Impinj, Inc.* 8 1,208
indie Semiconductor, Inc.,
Class
a
A* 58 290
Kopin Corp.(a) 49 280
Kulicke & Soffa Industries, Inc. 15 1,528
MaxLinear, Inc., Class
a
A* 25 2,323
Investments
Shares Value
Common Stocks (continued)
Navitas Semiconductor Corp.,
Class
a
A* 60 $ 1,596
NVE Corp. 1 98
PDF Solutions, Inc.* 10 488
Penguin Solutions, Inc.* 16 893
Photronics, Inc.* 17 550
Power Integrations, Inc. 17 1,428
Rambus, Inc.* 33 4,800
Rigetti Computing, Inc.* 97 2,477
Semtech Corp.* 28 4,271
Silicon Laboratories, Inc.* 10 2,176
SiTime Corp.* 7 4,971
SkyWater Technology, Inc.* 11 429
Synaptics, Inc.* 12 1,647
T1 Energy, Inc.* 59 623
Ultra Clean Holdings, Inc.* 13 1,112
Veeco Instruments, Inc.* 18 1,038
56,992
Software — 4.6%
8x8, Inc.* 39 81
A10 Networks, Inc. 22 663
ACI Worldwide, Inc.* 31 1,354
Adeia, Inc. 32 855
Agilysys, Inc.* 8 692
Airship AI Holdings, Inc.* 6 18
Alarm.com Holdings, Inc.* 14 632
Alkami Technology, Inc.* 20 363
Amplitude, Inc., Class
a
A* 29 227
Appian Corp., Class
a
A* 12 281
Arteris, Inc.* 9 324
Asana, Inc., Class
a
A* 25 192
AudioEye, Inc.* 1 8
AvePoint, Inc.* 43 469
Bit Digital, Inc.* 95 192
Bitdeer Technologies Group,
Class
a
A(a) 36 630
Blackbaud, Inc.* 11 338
BlackLine, Inc.* 15 441
Blend Labs, Inc., Class
a
A* 57 102
Box, Inc., Class
a
A* 41 1,105
Braze, Inc., Class
a
A* 26 666
C3.ai, Inc., Class
a
A* 38 409
Cerence, Inc.* 12 154
Chaince Digital Holdings, Inc.(a) 11 91
Cipher Digital, Inc.* 97 2,294
Cleanspark, Inc.* 75 1,372
Clear Secure, Inc., Class
a
A 27 1,497
Clearwater Analytics Holdings,
Inc., Class
a
A* 83 2,020
Commvault Systems, Inc.* 13 1,544
Consensus Cloud Solutions,
Inc.* 6 206
Core Scientific, Inc.* 86 2,309
CS Disco, Inc.* 7 28
Digimarc Corp.* 4 59
Digital Turbine, Inc.* 32 281
Domo, Inc., Class
a
B* 9 38
D-Wave Quantum, Inc.* 109 3,285
eGain Corp.* 4 30

See accompanying notes to the financial statements.
RUSSELL 2000 DYNAMIC BUFFER ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks (continued)
EverCommerce, Inc.(a) 3 $ 34
Expensify, Inc., Class
a
A* 17 20
Five9, Inc.* 23 560
Freshworks, Inc., Class
a
A* 61 592
Hut 8 Corp.* 30 3,745
I3 Verticals, Inc., Class
a
A* 7 142
Intapp, Inc.* 16 369
InterDigital, Inc. 8 2,017
Kaltura, Inc.* 23 35
Life360, Inc.* 6 255
LiveRamp Holdings, Inc.* 19 714
MARA Holdings, Inc.(a) 112 1,611
Mitek Systems, Inc.* 12 206
N-able, Inc.* 20 74
NCR Voyix Corp.* 40 288
NextNav, Inc.* 28 577
OneSpan, Inc. 10 144
Ooma, Inc.* 7 124
Pagaya Technologies Ltd.,
Class
a
A* 17 257
PagerDuty, Inc.* 25 249
PAR Technology Corp.* 11 170
Porch Group, Inc.* 25 260
Progress Software Corp.* 13 427
Q2 Holdings, Inc.* 19 900
Qualys, Inc.* 11 1,202
Rapid7, Inc.* 19 159
Red Violet, Inc.* 3 170
ReposiTrak, Inc. 3 31
Rezolve AI plc* 65 194
Rimini Street, Inc.* 14 55
Riot Platforms, Inc.* 104 2,819
Silvaco Group, Inc.* 1 10
SoundHound AI, Inc., Class
a
A* 115 1,035
SoundThinking, Inc.* 2 15
Sprinklr, Inc., Class
a
A* 34 190
Sprout Social, Inc., Class
a
A* 15 112
SPS Commerce, Inc.* 11 624
Telos Corp.* 14 67
Tenable Holdings, Inc.* 35 988
Terawulf, Inc.* 103 2,633
Varonis Systems, Inc., Class
a
B* 35 1,195
Vertex, Inc., Class
a
A* 20 267
Via Transportation, Inc.,
Class
a
A* 2 30
Viant Technology, Inc., Class
a
A* 4 51
Weave Communications, Inc.* 19 114
Workiva, Inc., Class
a
A* 15 747
Xperi, Inc.* 13 103
Yext, Inc.* 30 125
Zeta Global Holdings Corp.,
Class
a
A* 62 1,419
53,375
Specialized REITs — 0.3%
Farmland Partners, Inc., REIT 11 113
Four Corners Property Trust,
Inc., REIT 31 772
Gladstone Land Corp., REIT 10 95
Outfront Media, Inc., REIT 44 1,419
Investments
Shares Value
Common Stocks (continued)
Safehold, Inc., REIT 16 $ 239
Smartstop Self Storage REIT,
Inc., REIT 17 531
3,169
Specialty Retail — 1.5%
1-800-Flowers.com, Inc.,
Class
a
A* 6 27
Abercrombie & Fitch Co.,
Class
a
A* 14 1,081
Academy Sports & Outdoors,
Inc. 20 1,056
Advance Auto Parts, Inc. 18 1,084
American Eagle Outfitters, Inc. 47 743
America's Car-Mart, Inc.* 1 12
Arhaus, Inc., Class
a
A 14 95
Arko Corp. 20 155
Asbury Automotive Group, Inc.* 6 1,126
Barnes & Noble Education, Inc.* 4 41
Bed Bath & Beyond, Inc.* 20 123
Boot Barn Holdings, Inc.* 9 1,529
Buckle, Inc. (The) 10 459
Build-A-Bear Workshop, Inc.(a) 4 149
Caleres, Inc. 9 131
Camping World Holdings, Inc.,
Class
a
A 17 125
Citi Trends, Inc.* 1 46
Designer Brands, Inc., Class
a
A 9 69
Envela Corp.* 2 51
EVgo, Inc., Class
a
A(a) 38 84
Genesco, Inc.* 3 115
Group 1 Automotive, Inc. 4 1,265
Haverty Furniture Cos., Inc. 4 93
J Jill, Inc. 1 13
Lands' End, Inc.* 2 23
MarineMax, Inc.* 6 207
Monro, Inc. 8 132
National Vision Holdings, Inc.* 22 368
OneWater Marine, Inc., Class
a
A* 2 22
Outdoor Holding Co.* 31 64
Petco Health & Wellness Co.,
Inc., Class
a
A* 25 75
RealReal, Inc. (The)* 31 299
Revolve Group, Inc., Class
a
A* 11 216
Sally Beauty Holdings, Inc.* 29 385
Shoe Carnival, Inc. 4 71
Signet Jewelers Ltd. 12 1,049
Sleep Number Corp.* 5 6
Sonic Automotive, Inc., Class
a
A 5 413
Stitch Fix, Inc., Class
a
A* 33 117
ThredUp, Inc., Class
a
A* 29 135
Torrid Holdings, Inc.(a) 9 14
Upbound Group, Inc. 15 288
Urban Outfitters, Inc.* 20 1,453
Victoria's Secret & Co.* 21 1,155
Warby Parker, Inc., Class
a
A* 29 711
Winmark Corp. 1 379
Zumiez, Inc.* 4 99
17,353

See accompanying notes to the financial statements.
MAY 31, 2026 :: RUSSELL 2000 DYNAMIC BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
Investments
Shares Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals — 0.9%
Corsair Gaming, Inc.* 13 $ 158
CPI Card Group, Inc.* 1 17
Diebold Nixdorf, Inc.* 7 568
Eastman Kodak Co.* 18 179
GPGI, Inc.(a) 52 632
Immersion Corp. 7 45
IonQ, Inc.* 103 7,423
Quantum Computing, Inc.* 59 706
Turtle Beach Corp.* 4 52
Xerox Holdings Corp. 34 110
9,890
Textiles, Apparel & Luxury Goods — 0.4%
Capri Holdings Ltd.* 34 629
Carter's, Inc. 11 424
Ermenegildo Zegna NV 18 265
Figs, Inc., Class
a
A* 26 306
G-III Apparel Group Ltd. 11 356
Kontoor Brands, Inc. 17 1,220
Lakeland Industries, Inc. 2 22
Movado Group, Inc. 5 191
Oxford Industries, Inc. 4 178
Rocky Brands, Inc. 2 77
Steven Madden Ltd. 22 956
Superior Group of Cos., Inc. 2 26
Wolverine World Wide, Inc. 24 421
5,071
Tobacco — 0.1%
Ispire Technology, Inc.* 5 9
Turning Point Brands, Inc. 6 510
Universal Corp. 7 363
882
Trading Companies & Distributors — 0.9%
Alta Equipment Group, Inc.* 5 31
BlueLinx Holdings, Inc.* 2 104
Boise Cascade Co. 11 767
Custom Truck One Source, Inc.* 17 163
Distribution Solutions Group,
Inc.* 3 81
DNOW, Inc.* 54 691
DXP Enterprises, Inc.* 4 580
GATX Corp. 11 1,860
Global Industrial Co. 4 122
Herc Holdings, Inc. 10 1,330
Hudson Technologies, Inc.* 11 58
Karat Packaging, Inc. 3 81
McGrath RentCorp 7 763
NPK International, Inc.* 24 348
Rush Enterprises, Inc., Class
a
A 18 1,248
Rush Enterprises, Inc., Class
a
B 3 195
Titan Machinery, Inc.* 6 131
Transcat, Inc.* 3 253
Willis Lease Finance Corp. 1 177
Xometry, Inc., Class
a
A* 13 1,239
10,222
Investments
Shares Value
Common Stocks (continued)
Transportation Infrastructure — 0.0%(c)
Sky Harbour Group Corp.(a) 5 $ 47
Water Utilities — 0.3%
American States Water Co. 12 927
Cadiz, Inc.* 16 78
California Water Service Group 18 812
Consolidated Water Co. Ltd. 5 151
Global Water Resources, Inc. 3 22
H2O America 10 578
Middlesex Water Co. 6 315
Pure Cycle Corp.* 5 52
York Water Co. (The) 4 120
3,055
Wireless Telecommunication Services — 0.1%
Gogo, Inc.* 23 105
Spok Holdings, Inc. 5 53
Telephone and Data Systems,
Inc. 30 1,173
1,331
Total Common Stocks
(Cost $1,025,770)
1,012,512
Securities Lending Reinvestments (e) — 1 .1%
Investment Companies — 1 .1%
Invesco Government & Agency Portfolio,
Institutional Class 3.55% (f)
(Cost $12,619) 12,619 12,619
Principal
Amount
Short-Term Investments — 20 .0%
Repurchase Agreements (g) — 20 .0%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $232,817
(Cost $232,748) $ 232,748
232,748
Total Investments — 107.9%
(Cost $1,271,137) 1,257,879
Liabilities in excess of other assets — (7.9%) (92,193)
Net Assets — 100.0% $ 1,165,686

See accompanying notes to the financial statements.
RUSSELL 2000 DYNAMIC BUFFER ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RB
::
* Non-income producing security.
‡ Value determined using significant unobservable inputs and is reported as a Level 3 security in the valuation hierarchy table located in Note 2 in Notes to the Financial Statements.
(a) The security or a portion of this security is on loan at May 31,
2026. The total value of securities on loan at May 31, 2026
was $16,402, collateralized in the form of cash with a value of $12,619 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments and $4,455 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% – 6.25%, and maturity dates ranging from June 4, 2026 –
February 15, 2056. The total value of collateral is $17,074.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c) Represents less than 0.05% of net assets.
(d) Amount less than one dollar.
(e) The security was purchased with cash collateral held from securities on loan at May 31, 2026. The total value of securities purchased was $12,619.
(f) Rate shown is the 7-day yield as of May 31, 2026.
(g) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 69,515
Aggregate gross unrealized depreciation (484,268)
Net unrealized depreciation $ (414,753)
Federal income tax cost $ 1,271,135
Futures Contracts Purchased
Russell 2000 Dynamic Buffer ETF had the following open long futures contracts as of May 31, 2026:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
Russell 2000
®
E-mini Index 1 6/18/2026 U.S. Dollar $ 146,215 $ 21,382
Swap Agreements
a
Russell 2000 Dynamic Buffer ETF had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
1,162,278 11/6/2026
Goldman Sachs
International N/A
Russell 2000
®
Daily
Buffer Index (422,879) — 334,000 (88,879)
1,162,278 (422,879)
Total Unrealized
Depreciation
(422,879)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c No financing fee is paid or received on this swap.
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

MAY 31, 2026 :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 85 .3%
Aerospace & Defense — 1.8%
AAR Corp.* 1,842 $ 207,446
AeroVironment, Inc.* 1,782 369,302
AerSale Corp.* 1,688 11,124
AIRO Group Holdings, Inc.* 968 8,693
Archer Aviation, Inc., Class
a
A* 28,649 195,100
Astronics Corp.* 1,471 127,977
Beta Technologies, Inc.,
Class
a
A* 1,565 28,702
Byrna Technologies, Inc.(b) 853 5,323
Cadre Holdings, Inc. 1,340 41,728
Ducommun, Inc.* 650 98,943
Eve Holding, Inc.* 4,512 15,566
Firefly Aerospace, Inc.* 1,100 51,139
Intuitive Machines, Inc.(b) 5,230 229,231
Kratos Defense & Security
Solutions, Inc.* 8,517 546,195
Mercury Systems, Inc.* 2,560 285,952
Moog, Inc., Class
a
A 1,325 476,960
National Presto Industries, Inc. 244 30,883
Park Aerospace Corp. 859 27,376
Red Cat Holdings, Inc.(b) 4,875 70,687
Redwire Corp.* 4,992 122,653
Satellogic, Inc., Class
a
A* 3,913 37,213
V2X, Inc.* 1,247 103,663
Voyager Technologies, Inc.,
Class
a
A* 2,254 111,641
VSE Corp. 1,267 234,585
York Space Systems, Inc.(b) 838 27,352
3,465,434
Air Freight & Logistics — 0.1%
Arrive AI, Inc.* 143 94
Forward Air Corp.* 1,025 10,845
Hub Group, Inc., Class
a
A 2,813 116,852
Radiant Logistics, Inc.* 1,706 14,484
142,275
Automobile Components — 0.9%
Adient plc* 3,699 84,559
Cooper-Standard Holdings,
Inc.* 797 24,173
Dana, Inc. 5,328 188,665
Dauch Corp.* 10,757 71,427
Dorman Products, Inc.* 1,300 161,096
Fox Factory Holding Corp.* 1,979 35,701
Garrett Motion, Inc. 8,364 274,005
Gentherm, Inc.* 1,419 49,225
Goodyear Tire & Rubber Co.
(The)* 12,993 79,257
Holley, Inc.* 3,595 9,814
LCI Industries 1,116 121,666
Motorcar Parts of America, Inc.* 632 6,990
Patrick Industries, Inc. 1,530 138,496
Phinia, Inc. 1,793 138,527
Solid Power, Inc.* 8,296 27,460
Standard Motor Products, Inc. 995 38,994
Strattec Security Corp.* 191 15,272
Visteon Corp. 1,294 153,067
Investments
Shares Value
Common Stocks (a) (continued)
XPEL, Inc.*(c) 1,194 $ 54,590
1,672,984
Automobiles — 0.0%(d)
Faraday Future Intelligent
Electric, Inc., Class
a
A(b) 9,035 3,285
Livewire Group, Inc.(b) 545 769
Winnebago Industries, Inc. 1,284 38,122
42,176
Banks — 7.7%
1st Source Corp. 871 64,297
ACNB Corp. 478 25,951
Amalgamated Financial Corp. 1,080 44,798
Amerant Bancorp, Inc., Class
a
A 1,719 39,056
Ameris Bancorp 3,081 259,759
Ames National Corp. 419 12,042
Arrow Financial Corp. 767 28,149
Associated Banc-Corp. 7,835 217,891
Atlantic Union Bankshares
Corp. 6,713 252,543
Avidbank Holdings, Inc.* 137 4,217
Axos Financial, Inc.* 2,561 222,577
Banc of California, Inc. 6,388 122,777
BancFirst Corp. 983 108,415
Bancorp, Inc. (The)* 1,966 108,445
Bank First Corp. 486 67,564
Bank of Hawaii Corp. 1,854 142,016
Bank of Marin Bancorp 693 17,907
Bank of NT Butterfield & Son
Ltd. (The) 1,964 110,887
Bank7 Corp. 200 8,852
BankUnited, Inc. 3,502 162,458
Bankwell Financial Group, Inc. 318 16,638
Banner Corp. 1,585 103,025
Bar Harbor Bankshares 773 27,009
BayCom Corp. 482 14,846
BCB Bancorp, Inc. 731 7,632
Beacon Financial Corp. 3,922 114,091
Blue Ridge Bankshares, Inc. 3,175 10,477
Bridgewater Bancshares, Inc.* 983 18,539
Burke & Herbert Financial
Services Corp. 773 49,163
Business First Bancshares, Inc. 1,483 42,236
BV Financial, Inc.* 323 6,340
Byline Bancorp, Inc. 1,455 48,146
C&F Financial Corp. 143 10,546
California BanCorp 1,057 20,062
Camden National Corp. 790 39,524
Capital Bancorp, Inc. 541 17,269
Capital City Bank Group, Inc. 654 29,849
Capitol Federal Financial, Inc. 5,800 45,066
Carter Bankshares, Inc. 1,029 28,092
Cathay General Bancorp 3,045 175,575
CB Financial Services, Inc. 216 7,741
Central Pacific Financial Corp. 1,216 41,782
CF Bankshares, Inc. 237 6,759
Chain Bridge Bancorp, Inc.,
Class
a
A* 103 3,734
Chemung Financial Corp. 196 13,461

See accompanying notes to the financial statements.
RUSSELL 2000 HIGH INCOME ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
ChoiceOne Financial Services,
Inc. 673 $ 21,132
Citizens & Northern Corp. 812 17,101
Citizens Community Bancorp,
Inc. 437 8,915
Citizens Financial Services, Inc. 213 13,851
City Holding Co. 662 82,293
Civista Bancshares, Inc. 962 24,916
CNB Financial Corp. 1,375 42,171
Coastal Financial Corp.* 608 43,277
CoastalSouth Bancshares, Inc. 433 11,054
Colony Bankcorp, Inc. 970 19,206
Columbia Financial, Inc.* 1,281 25,787
Commercial Bancgroup, Inc. 325 9,389
Community Financial System,
Inc. 2,493 158,655
Community Trust Bancorp, Inc. 750 50,145
Community West Bancshares 1,082 25,979
ConnectOne Bancorp, Inc. 2,243 67,447
Customers Bancorp, Inc.* 1,507 113,236
CVB Financial Corp. 7,900 160,844
Dime Community Bancshares,
Inc. 1,876 70,200
Eagle Bancorp Montana, Inc. 348 7,722
Eagle Bancorp, Inc. 1,325 36,159
Eagle Financial Services, Inc. 216 8,523
Eastern Bankshares, Inc. 10,246 202,154
ECB Bancorp, Inc.* 353 6,446
Enterprise Financial Services
Corp. 1,726 104,613
Equity Bancshares, Inc.,
Class
a
A 808 37,249
Esquire Financial Holdings, Inc. 341 37,472
Farmers & Merchants Bancorp,
Inc. 598 16,702
Farmers National Banc Corp. 2,613 37,052
FB Bancorp, Inc.* 756 10,539
FB Financial Corp. 2,082 109,701
Fidelity D&D Bancorp, Inc. 223 10,416
Financial Institutions, Inc. 922 33,404
Finward Bancorp 162 5,343
Finwise Bancorp* 438 6,298
First Bancorp 7,370 176,733
First Bancorp 1,897 111,601
First Bancorp, Inc. (The) 508 14,788
First Bank 1,015 15,875
First Busey Corp. 3,979 108,905
First Business Financial
Services, Inc. 373 21,455
First Capital, Inc. 153 9,457
First Commonwealth Financial
Corp. 4,859 92,029
First Community Bankshares,
Inc. 777 33,496
First Community Corp. 335 10,070
First Financial Bancorp 4,893 150,509
First Financial Bankshares, Inc. 6,334 206,995
First Financial Corp. 536 37,080
First Internet Bancorp 365 8,818
First Interstate BancSystem,
Inc., Class
a
A 4,060 144,536
Investments
Shares Value
Common Stocks (a) (continued)
First Merchants Corp. 2,936 $ 118,321
First Mid Bancshares, Inc. 1,024 45,107
First National Corp. 366 10,173
First United Corp. 284 11,229
First Western Financial, Inc.* 389 11,347
Firstsun Capital Bancorp* 1,072 38,002
Five Star Bancorp 733 30,955
Flagstar Bank NA 14,303 201,100
Flushing Financial Corp. 1,518 24,242
Franklin Financial Services
Corp. 197 11,452
FS Bancorp, Inc. 304 12,376
Fulton Financial Corp. 9,037 196,013
FVCBankcorp, Inc. 725 11,440
GBank Financial Holdings, Inc.
(b) 424 12,631
German American Bancorp, Inc. 1,706 74,586
Glacier Bancorp, Inc. 6,044 287,392
Great Southern Bancorp, Inc. 385 27,624
Greene County Bancorp, Inc. 330 8,659
Hancock Whitney Corp. 3,938 268,257
Hanmi Financial Corp. 1,397 42,078
Hanover Bancorp, Inc. 214 4,978
Hawthorn Bancshares, Inc. 271 9,943
HBT Financial, Inc. 539 15,432
Heritage Financial Corp. 1,606 43,763
Hilltop Holdings, Inc. 2,047 77,213
Hingham Institution For Savings
(The) 77 22,283
Home Bancorp, Inc. 321 20,666
Home BancShares, Inc. 8,870 237,361
HomeTrust Bancshares, Inc. 741 34,434
Hope Bancorp, Inc. 5,825 73,046
Horizon Bancorp, Inc. 2,367 43,908
Independent Bank Corp. 941 32,295
Independent Bank Corp. 2,344 185,364
International Bancshares Corp. 2,567 185,235
Investar Holding Corp. 604 17,069
John Marshall Bancorp, Inc. 596 12,677
Kearny Financial Corp. 2,695 22,207
Lakeland Financial Corp. 1,170 70,937
Landmark Bancorp, Inc. 224 6,366
LCNB Corp. 634 10,803
Live Oak Bancshares, Inc. 1,664 63,282
MainStreet Bancshares, Inc. 322 7,371
Mechanics Bancorp 2,283 33,606
Mercantile Bank Corp. 792 41,968
Meridian Corp. 436 7,839
Metrocity Bankshares, Inc. 1,044 34,097
Metropolitan Bank Holding
Corp. 416 37,240
Mid Penn Bancorp, Inc. 918 29,973
Midland States Bancorp, Inc. 956 26,577
MVB Financial Corp. 526 14,070
National Bank Holdings Corp.,
Class
a
A 1,785 74,667
National Bankshares, Inc. 294 10,346
NB Bancorp, Inc. 1,877 37,596
NBT Bancorp, Inc. 2,410 111,438
Nicolet Bankshares, Inc. 869 121,895

See accompanying notes to the financial statements.
MAY 31, 2026 :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Northeast Bank 350 $ 44,009
Northeast Community Bancorp,
Inc. 581 14,083
Northfield Bancorp, Inc. 1,740 24,673
Northpointe Bancshares, Inc. 967 16,516
Northrim Bancorp, Inc. 1,023 25,278
Northwest Bancshares, Inc. 6,835 96,715
Norwood Financial Corp. 466 14,087
Oak Valley Bancorp 322 10,597
OceanFirst Financial Corp. 2,646 49,718
OFG Bancorp 2,030 92,487
Ohio Valley Banc Corp. 179 8,601
Old National Bancorp 16,493 395,997
Old Second Bancorp, Inc. 2,373 50,592
OP Bancorp 554 7,789
Orange County Bancorp, Inc. 549 18,732
Origin Bancorp, Inc. 1,399 66,676
Orrstown Financial Services,
Inc. 879 32,637
Park National Corp. 698 119,749
Parke Bancorp, Inc. 457 14,044
Pathward Financial, Inc. 1,040 85,530
Patriot National Bancorp, Inc.* 3,681 4,123
PCB Bancorp 508 12,482
Peapack-Gladstone Financial
Corp. 754 32,610
Peoples Bancorp of North
Carolina, Inc. 198 8,336
Peoples Bancorp, Inc. 1,642 57,109
Peoples Financial Services
Corp. 438 26,022
Pioneer Bancorp, Inc.* 518 7,734
Plumas Bancorp 307 16,157
Ponce Financial Group, Inc.* 927 17,502
Preferred Bank 549 52,605
Primis Financial Corp. 989 14,271
Princeton Bancorp, Inc. 245 8,830
Provident Financial Services,
Inc. 6,063 134,538
QCR Holdings, Inc. 768 70,771
RBB Bancorp 764 18,275
Red River Bancshares, Inc. 238 21,639
Renasant Corp. 4,440 180,797
Republic Bancorp, Inc., Class
a
A 393 31,813
Rhinebeck Bancorp, Inc.* 212 3,451
Richmond Mutual Bancorp, Inc. 388 5,634
Riverview Bancorp, Inc. 953 5,346
S&T Bancorp, Inc. 1,755 79,133
SB Financial Group, Inc. 268 5,789
Seacoast Banking Corp. of
Florida 4,575 138,668
ServisFirst Bancshares, Inc. 2,430 189,516
Shore Bancshares, Inc. 1,453 30,019
Sierra Bancorp 568 21,573
Simmons First National Corp.,
Class
a
A 6,794 145,731
SmartFinancial, Inc. 715 29,816
Sound Financial Bancorp, Inc. 101 4,215
South Plains Financial, Inc. 581 23,583
Southern First Bancshares,
Inc.* 366 21,144
Investments
Shares Value
Common Stocks (a) (continued)
Southern Missouri Bancorp,
Inc. 455 $ 31,422
Southside Bancshares, Inc. 1,361 44,586
SR Bancorp, Inc.(b) 342 6,426
Stellar Bancorp, Inc. 2,184 81,551
Stock Yards Bancorp, Inc. 1,238 88,814
Texas Capital Bancshares, Inc.* 2,065 205,447
Third Coast Bancshares, Inc.* 607 23,224
Timberland Bancorp, Inc. 351 14,244
Tompkins Financial Corp. 635 54,705
Towne Bank 4,048 137,915
TriCo Bancshares 1,427 72,492
Triumph Financial, Inc.* 1,067 76,024
TrustCo Bank Corp. 831 43,054
Trustmark Corp. 2,596 114,639
UMB Financial Corp. 3,421 449,040
Union Bankshares, Inc. 172 3,973
United Bankshares, Inc. 6,585 285,855
United Community Banks, Inc. 5,764 189,924
Unity Bancorp, Inc. 344 19,216
Univest Financial Corp. 1,322 52,140
USCB Financial Holdings, Inc. 550 10,197
Valley National Bancorp 22,838 314,479
Virginia National Bankshares
Corp. 224 9,719
WaFd, Inc. 3,584 127,447
Washington Trust Bancorp, Inc. 895 29,150
WesBanco, Inc. 4,458 154,470
West Bancorp, Inc. 711 17,021
Westamerica Bancorp 1,119 62,093
Western New England Bancorp,
Inc. 854 11,333
WSFS Financial Corp. 2,515 179,697
14,434,909
Beverages — 0.1%
MGP Ingredients, Inc. 663 11,702
National Beverage Corp.* 1,130 41,799
Vita Coco Co., Inc. (The)* 2,242 168,441
Zevia PBC, Class
a
A* 2,615 4,053
225,995
Biotechnology — 7.1%
4D Molecular Therapeutics,
Inc.* 2,080 20,613
Abeona Therapeutics, Inc.(b) 2,159 12,479
Absci Corp.* 6,418 43,321
ACADIA Pharmaceuticals, Inc.* 5,921 128,249
Actuate Therapeutics, Inc.* 448 905
ADC Therapeutics SA* 4,808 16,347
ADMA Biologics, Inc.* 10,910 87,062
Agios Pharmaceuticals, Inc.* 2,658 78,145
Akebia Therapeutics, Inc.* 11,916 12,154
Aktis Oncology, Inc.(b) 968 20,076
Aldeyra Therapeutics, Inc.* 2,554 4,469
Alector, Inc.* 4,283 9,251
Alkermes plc* 7,636 322,163
Allogene Therapeutics, Inc.* 7,333 15,913
Altimmune, Inc.* 6,144 18,739
AnaptysBio, Inc.* 859 47,821

See accompanying notes to the financial statements.
RUSSELL 2000 HIGH INCOME ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Anavex Life Sciences Corp.(b) 4,119 $ 12,481
Anika Therapeutics, Inc.* 588 8,544
Annexon, Inc.* 6,206 33,637
Apogee Therapeutics, Inc.* 2,095 172,083
Arbutus Biopharma Corp.* 7,126 32,495
Arcturus Therapeutics Holdings,
Inc.(b) 1,247 9,876
Arcus Biosciences, Inc.* 3,949 100,068
Arcutis Biotherapeutics, Inc.* 5,179 111,141
Ardelyx, Inc.* 11,276 68,107
ArriVent Biopharma, Inc.* 1,517 45,920
Arrowhead Pharmaceuticals,
Inc.* 6,367 496,053
ARS Pharmaceuticals, Inc.(b) 2,777 25,187
Atrium Therapeutics, Inc.* 573 7,449
aTyr Pharma, Inc.* 4,514 2,449
Aura Biosciences, Inc.* 2,119 15,829
Aurinia Pharmaceuticals, Inc.* 5,618 86,124
Avita Medical, Inc.* 663 2,871
Beam Therapeutics, Inc.* 4,499 148,152
Benitec Biopharma, Inc.* 912 10,543
Bicara Therapeutics, Inc.* 1,482 32,234
BioCryst Pharmaceuticals, Inc.* 10,652 94,909
Biohaven Ltd.* 5,533 60,918
Bridgebio Pharma, Inc.* 7,470 494,962
Bright Minds Biosciences, Inc.* 328 28,887
Candel Therapeutics, Inc.* 2,143 17,787
Capricor Therapeutics, Inc.* 2,051 61,448
Cardiff Oncology, Inc.(b) 2,955 5,614
CareDx, Inc.* 2,369 54,061
Cartesian Therapeutics, Inc.* 494 3,725
Catalyst Pharmaceuticals, Inc.* 5,449 170,172
Celcuity, Inc.* 1,652 219,518
Celldex Therapeutics, Inc.* 3,561 111,922
CG oncology, Inc.* 2,784 173,415
Cogent Biosciences, Inc.* 6,734 235,421
Coherus Oncology, Inc.(b) 4,874 7,750
Compass Therapeutics, Inc.* 6,071 14,449
Corvus Pharmaceuticals, Inc.* 3,029 37,590
CRISPR Therapeutics AG(b) 4,299 241,518
Cullinan Therapeutics, Inc.* 2,539 41,741
Cytokinetics, Inc.* 6,062 465,319
Denali Therapeutics, Inc.* 6,701 140,989
Design Therapeutics, Inc.* 1,125 11,790
DiaMedica Therapeutics, Inc.* 1,617 9,686
Dianthus Therapeutics, Inc.* 1,687 156,908
Disc Medicine, Inc.* 1,293 89,954
Dyne Therapeutics, Inc.* 6,271 121,218
Editas Medicine, Inc.* 4,633 16,030
Eledon Pharmaceuticals, Inc.* 3,517 13,400
Emergent BioSolutions, Inc.* 2,456 22,399
Enanta Pharmaceuticals, Inc.* 1,284 16,897
Entrada Therapeutics, Inc.* 1,340 9,474
Erasca, Inc.* 8,927 114,623
Evommune, Inc.* 492 11,429
Fate Therapeutics, Inc.* 5,119 14,538
Fennec Pharmaceuticals, Inc.* 1,365 13,554
First Tracks Biotherapeutics,
Inc.* 859 13,710
Foghorn Therapeutics, Inc.* 1,624 6,951
Investments
Shares Value
Common Stocks (a) (continued)
Geron Corp.* 25,707 $ 32,134
Gossamer Bio, Inc.* 9,043 2,088
GRAIL, Inc.* 1,654 118,559
Greenwich Lifesciences, Inc.(b) 300 7,852
Gyre Therapeutics, Inc.* 555 3,280
Heron Therapeutics, Inc.* 7,231 6,292
Humacyte, Inc.(b) 7,628 9,916
Ideaya Biosciences, Inc.* 3,986 117,467
ImmunityBio, Inc.(b) 13,888 104,438
Immunome, Inc.* 4,805 104,893
Immunovant, Inc.* 3,836 127,739
Inhibikase Therapeutics, Inc.(b) 5,044 8,827
Inhibrx Biosciences, Inc.* 427 44,412
Inmune Bio, Inc.* 1,048 1,478
Intellia Therapeutics, Inc.* 5,225 73,516
Iovance Biotherapeutics, Inc.* 15,876 65,092
Ironwood Pharmaceuticals,
Inc., Class
a
A* 7,530 26,882
Jade Biosciences, Inc.* 1,500 31,560
Janux Therapeutics, Inc.* 2,017 29,428
KalVista Pharmaceuticals, Inc.* 1,806 48,527
Keros Therapeutics, Inc.* 1,375 15,469
Kodiak Sciences, Inc.* 1,782 65,417
Korro Bio, Inc.* 312 4,184
Krystal Biotech, Inc.* 1,167 360,638
Kura Oncology, Inc.* 3,795 38,709
Kymera Therapeutics, Inc.* 2,699 219,753
Larimar Therapeutics, Inc.* 2,221 7,729
Lexeo Therapeutics, Inc.* 3,114 16,006
Madrigal Pharmaceuticals, Inc.* 806 400,800
MannKind Corp.* 14,400 54,288
MapLight Therapeutics, Inc.* 910 26,672
MeiraGTx Holdings plc* 2,129 22,674
MiMedx Group, Inc.* 5,570 20,498
Mineralys Therapeutics, Inc.* 2,245 70,718
Mirum Pharmaceuticals, Inc.* 1,985 201,477
Monopar Therapeutics, Inc.* 208 13,528
Monte Rosa Therapeutics, Inc.* 2,848 56,134
Myriad Genetics, Inc.* 4,334 17,206
Neurogene, Inc.* 531 15,049
Nkarta, Inc.* 2,199 7,147
Novavax, Inc.* 7,046 77,295
Nurix Therapeutics, Inc.* 4,786 84,999
Nuvalent, Inc., Class
a
A* 2,355 259,968
Nuvectis Pharma, Inc.* 727 7,088
Olema Pharmaceuticals, Inc.* 3,287 43,356
Organogenesis Holdings, Inc.,
Class
a
A* 3,214 8,260
ORIC Pharmaceuticals, Inc.* 3,114 26,313
Oruka Therapeutics, Inc.* 2,178 127,478
Palvella Therapeutics, Inc.* 364 43,119
Perspective Therapeutics, Inc.* 2,925 11,525
Praxis Precision Medicines,
Inc.* 1,215 425,214
Precigen, Inc.* 8,486 36,829
Prime Medicine, Inc.* 4,835 17,164
Protagonist Therapeutics, Inc.* 2,739 272,695
Protalix BioTherapeutics, Inc.* 3,439 7,256
Protara Therapeutics, Inc.* 2,419 11,248
Prothena Corp. plc* 2,071 21,083

See accompanying notes to the financial statements.
MAY 31, 2026 :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
PTC Therapeutics, Inc.* 3,710 $ 273,984
Puma Biotechnology, Inc.* 2,027 14,534
Recursion Pharmaceuticals,
Inc., Class
a
A(b) 21,573 77,447
REGENXBIO, Inc.* 2,224 15,590
Relay Therapeutics, Inc.* 6,627 93,109
Replimune Group, Inc.* 3,372 29,303
Rezolute, Inc.* 3,407 11,243
Rhythm Pharmaceuticals, Inc.* 2,491 220,005
Rigel Pharmaceuticals, Inc.* 843 25,703
Rocket Pharmaceuticals, Inc.* 3,989 12,246
Sana Biotechnology, Inc.* 7,902 26,077
Savara, Inc.* 6,895 35,854
Scholar Rock Holding Corp.* 4,109 202,574
SELLAS Life Sciences Group,
Inc.(b) 8,088 75,299
Sionna Therapeutics, Inc.* 764 32,714
Solid Biosciences, Inc.* 2,775 20,368
Spyre Therapeutics, Inc.* 3,514 258,279
Stoke Therapeutics, Inc.* 2,305 71,248
Syndax Pharmaceuticals, Inc.* 4,050 79,339
Tango Therapeutics, Inc.* 5,226 114,867
Taysha Gene Therapies, Inc.* 10,394 61,013
Tectonic Therapeutic, Inc.* 517 16,112
Tevogen Bio Holdings, Inc.* 40 316
TG Therapeutics, Inc.* 6,835 259,320
Tonix Pharmaceuticals Holding
Corp.* 639 7,879
Travere Therapeutics, Inc.* 3,881 183,106
TriSalus Life Sciences, Inc.* 1,321 4,505
TuHURA Biosciences, Inc.(b) 2,022 4,570
Twist Bioscience Corp.* 2,852 190,713
Tyra Biosciences, Inc.* 1,219 40,727
Upstream Bio, Inc.* 1,544 12,908
UroGen Pharma Ltd.* 1,894 53,278
Vanda Pharmaceuticals, Inc.* 2,623 16,918
Vaxcyte, Inc.* 5,848 300,587
Vera Therapeutics, Inc.,
Class
a
A* 2,902 103,079
Veracyte, Inc.* 3,689 170,948
Verastem, Inc.* 3,154 13,657
Vericel Corp.* 2,371 79,025
Vir Biotechnology, Inc.* 4,393 41,909
Viridian Therapeutics, Inc.* 3,829 67,467
Voyager Therapeutics, Inc.* 2,193 8,487
X4 Pharmaceuticals, Inc.* 1 4
Xencor, Inc.* 3,316 39,394
Xenon Pharmaceuticals, Inc.* 4,067 222,587
XOMA Royalty Corp.* 458 19,103
Zenas Biopharma, Inc.(b) 1,108 20,387
Zymeworks, Inc.* 2,345 58,930
13,349,704
Broadline Retail — 0.1%
Groupon, Inc., Class
a
A(b) 1,196 24,195
Kohl's Corp. 5,135 73,738
Savers Value Village, Inc.* 1,807 16,173
114,106
Investments
Shares Value
Common Stocks (a) (continued)
Building Products — 1.2%
Apogee Enterprises, Inc. 996 $ 38,256
AZZ, Inc. 1,397 189,307
CSW Industrials, Inc. 751 208,004
Gibraltar Industries, Inc.* 1,404 54,265
Griffon Corp. 1,807 158,980
Insteel Industries, Inc. 879 24,164
Janus International Group, Inc.* 6,384 34,091
JELD-WEN Holding, Inc.* 4,003 8,646
Masterbrand, Inc.* 9,462 82,134
Modine Manufacturing Co.* 2,468 688,350
Quanex Building Products
Corp. 2,169 40,365
Resideo Technologies, Inc.* 6,079 190,090
Tecnoglass, Inc. 1,277 55,026
UFP Industries, Inc. 2,738 221,778
Zurn Elkay Water Solutions
Corp. 7,077 332,619
2,326,075
Capital Markets — 1.4%
Acadian Asset Management,
Inc. 1,264 91,400
AlTi Global, Inc.* 2,036 6,719
Artisan Partners Asset
Management, Inc., Class
a
A 2,947 110,336
Bakkt, Inc., Class
a
A* 764 8,305
BGC Group, Inc., Class
a
A 17,068 178,361
Cohen & Steers, Inc. 1,306 91,159
DigitalBridge Group, Inc. 8,290 129,656
Donnelley Financial Solutions,
Inc.* 1,203 47,747
Fold Holdings, Inc.* 303 293
GCM Grosvenor, Inc., Class
a
A 2,886 30,678
Innventure, Inc.(b) 2,438 12,995
Marex Group plc 2,592 137,220
MarketWise, Inc. 80 1,379
Miami International Holdings,
Inc.* 1,159 54,763
Moelis & Co., Class
a
A 3,499 235,448
Open Lending Corp.* 4,759 10,850
Patria Investments Ltd., Class
a
A 3,116 36,114
Perella Weinberg Partners,
Class
a
A 3,075 52,767
Piper Sandler Cos. 3,294 258,282
PJT Partners, Inc., Class
a
A 1,081 165,285
Ridgepost Capital, Inc., Class
a
A 2,749 22,762
Siebert Financial Corp.* 666 1,239
Silvercrest Asset Management
Group, Inc., Class
a
A 313 3,546
StepStone Group, Inc., Class
a
A 3,285 161,983
StoneX Group, Inc.* 3,461 392,304
Value Line, Inc. 37 1,191
Victory Capital Holdings, Inc.,
Class
a
A 2,120 179,246
Virtus Investment Partners, Inc. 303 43,338
Wealthfront Corp.* 1,650 20,163
Webull Corp.* 13,054 83,546
Westwood Holdings Group, Inc. 350 5,761

See accompanying notes to the financial statements.
RUSSELL 2000 HIGH INCOME ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
WisdomTree, Inc.(b) 5,826 $ 110,985
2,685,821
Chemicals — 1.3%
AdvanSix, Inc. 1,235 27,713
American Vanguard Corp.* 1,203 3,104
Arq, Inc.* 1,507 4,159
Ascent Industries Co.* 386 5,230
ASP Isotopes, Inc.(b) 5,351 41,631
Aspen Aerogels, Inc.* 3,122 19,981
Avient Corp. 4,329 153,333
Balchem Corp. 1,545 242,148
Cabot Corp. 2,460 215,275
Chemours Co. (The) 7,091 157,137
Core Molding Technologies,
Inc.* 381 9,026
Ecovyst, Inc.* 5,374 70,883
Flotek Industries, Inc.(b) 670 13,367
Hawkins, Inc. 918 142,079
HB Fuller Co. 2,574 164,942
Ingevity Corp.* 1,694 114,887
Innospec, Inc. 1,169 96,957
Intrepid Potash, Inc.* 507 19,808
Koppers Holdings, Inc. 889 36,271
Kronos Worldwide, Inc. 1,027 7,384
LSB Industries, Inc.* 2,534 31,776
Mativ Holdings, Inc. 2,543 22,582
Minerals Technologies, Inc. 1,487 114,529
Orion SA 2,612 19,956
Perimeter Solutions, Inc.* 6,539 211,079
PureCycle Technologies, Inc.(b) 6,113 75,740
Quaker Chemical Corp. 648 93,007
Rayonier Advanced Materials,
Inc.* 3,033 27,752
Sensient Technologies Corp. 1,990 226,561
Solesence, Inc.* 886 1,090
Stepan Co. 1,014 53,590
Tronox Holdings plc 5,627 44,735
Valhi, Inc. 114 1,640
2,469,352
Commercial Services & Supplies — 1.1%
ABM Industries, Inc. 2,819 110,110
ACCO Brands Corp. 4,114 16,291
ACV Auctions, Inc., Class
a
A* 7,905 51,936
BrightView Holdings, Inc.* 3,347 41,369
Brink's Co. (The) 1,961 203,983
Casella Waste Systems, Inc.,
Class
a
A* 2,961 243,305
Cimpress plc* 802 79,045
CompX International, Inc. 71 1,785
CoreCivic, Inc.* 4,858 102,407
Deluxe Corp. 2,082 50,572
Ennis, Inc. 1,135 23,222
Enviri Corp.* 3,578 74,244
GEO Group, Inc. (The)* 6,272 142,186
Healthcare Services Group,
Inc.* 3,317 68,330
HNI Corp. 3,316 103,426
Interface, Inc., Class
a
A 2,729 80,778
Investments
Shares Value
Common Stocks (a) (continued)
Liquidity Services, Inc.* 1,095 $ 39,650
Millerknoll, Inc. 3,220 52,100
Mobile Infrastructure Corp.,
Class
a
A(b) 610 1,348
NLI Holdings, Inc. 396 2,404
Onterris, Inc.* 1,554 24,880
OPENLANE, Inc.* 4,957 188,862
Perma-Fix Environmental
Services, Inc.(b) 815 8,003
Pitney Bowes, Inc. 7,594 122,263
Quad/Graphics, Inc. 1,306 9,730
UniFirst Corp. 689 182,874
Vestis Corp.* 4,313 55,724
Virco Mfg. Corp. 532 3,208
2,084,035
Communications Equipment — 1.3%
ADTRAN Holdings, Inc.* 3,500 57,925
Applied Optoelectronics, Inc.* 3,112 492,972
Aviat Networks, Inc.* 551 9,791
BK Technologies Corp.* 134 11,062
Calix, Inc.* 2,838 112,811
Clearfield, Inc.* 541 25,546
Digi International, Inc.* 1,748 116,767
Extreme Networks, Inc.* 6,285 166,615
Harmonic, Inc.* 5,230 79,025
Inseego Corp.* 627 8,226
NETGEAR, Inc.* 1,288 33,475
NetScout Systems, Inc.* 3,292 137,013
Ribbon Communications, Inc.* 4,414 13,595
Viasat, Inc.* 5,819 469,128
Viavi Solutions, Inc.* 10,857 527,216
Vistance Networks, Inc. 10,275 128,232
2,389,399
Construction & Engineering — 2.8%
Ameresco, Inc., Class
a
A* 1,512 54,402
Arcosa, Inc. 2,287 289,877
Argan, Inc. 633 422,224
Bowman Consulting Group
Ltd., Class
a
A* 661 20,841
Cardinal Infrastructure Group,
Inc., Class
a
A* 604 31,342
Centuri Holdings, Inc.* 4,149 127,540
Concrete Pumping Holdings,
Inc.* 1,022 7,992
Construction Partners, Inc.,
Class
a
A* 2,245 261,475
Dycom Industries, Inc.* 1,374 700,740
Fluor Corp.* 7,582 346,952
Granite Construction, Inc. 2,061 282,027
IES Holdings, Inc.* 426 288,977
Legence Corp., Class
a
A* 2,407 201,562
Limbach Holdings, Inc.* 500 38,725
Matrix Service Co.* 1,276 16,754
MYR Group, Inc.* 725 337,168
NWPX Infrastructure, Inc.* 446 52,610
Orion Group Holdings, Inc.* 1,776 24,438
Primoris Services Corp. 2,547 320,362
Southland Holdings, Inc.* 595 726

See accompanying notes to the financial statements.
MAY 31, 2026 :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Sterling Infrastructure, Inc.* 1,403 $ 1,207,759
Tutor Perini Corp. 2,098 149,986
5,184,479
Construction Materials — 0.2%
Knife River Corp.* 2,693 211,428
Smith-Midland Corp.* 128 4,102
Titan America SA 1,145 18,629
United States Lime & Minerals,
Inc. 510 58,135
292,294
Consumer Finance — 0.9%
Atlanticus Holdings Corp.* 252 21,727
Bread Financial Holdings, Inc. 2,156 192,035
Consumer Portfolio Services,
Inc.* 452 4,457
Dave, Inc.* 489 138,172
Encore Capital Group, Inc.* 1,025 81,928
Enova International, Inc.* 1,123 181,376
FirstCash Holdings, Inc. 1,865 410,132
Green Dot Corp., Class
a
A* 2,550 32,818
Jefferson Capital, Inc. 1,046 17,772
LendingClub Corp.* 5,385 96,122
LendingTree, Inc.* 526 20,093
Medallion Financial Corp. 767 7,463
Navient Corp. 3,202 27,409
Nelnet, Inc., Class
a
A 608 79,387
NerdWallet, Inc., Class
a
A* 1,866 16,048
Oportun Financial Corp.* 1,906 10,331
OppFi, Inc.* 1,225 10,400
PRA Group, Inc.* 1,831 27,941
PROG Holdings, Inc. 1,851 68,061
Regional Management Corp. 427 15,697
Upstart Holdings, Inc.* 4,056 137,052
Vroom, Inc.* 50 590
World Acceptance Corp.* 111 18,325
1,615,336
Consumer Staples Distribution & Retail — 0.4%
Andersons, Inc. (The) 1,525 107,650
Chefs' Warehouse, Inc. (The)* 1,716 131,343
Grocery Outlet Holding Corp.* 4,461 37,963
HF Foods Group, Inc.* 1,890 3,685
Ingles Markets, Inc., Class
a
A 689 60,949
Natural Grocers by Vitamin
Cottage, Inc. 602 17,675
PriceSmart, Inc. 1,208 205,348
United Natural Foods, Inc.* 2,822 144,910
Village Super Market, Inc.,
Class
a
A 431 20,024
Weis Markets, Inc. 646 47,138
776,685
Containers & Packaging — 0.2%
Ardagh Metal Packaging SA 6,566 26,461
Greif, Inc., Class
a
A 1,132 71,689
Greif, Inc., Class
a
B 218 17,505
Myers Industries, Inc. 1,747 39,832
O-I Glass, Inc.* 7,236 63,315
Investments
Shares Value
Common Stocks (a) (continued)
Ranpak Holdings Corp.,
Class
a
A* 2,211 $ 15,256
TriMas Corp. 1,503 61,518
295,576
Distributors — 0.0%(d)
GigaCloud Technology, Inc.,
Class
a
A* 1,130 40,725
Gold. Com, Inc. 893 37,783
Weyco Group, Inc. 288 10,164
88,672
Diversified Consumer Services — 0.9%
American Public Education,
Inc.* 819 40,516
Carriage Services, Inc., Class
a
A 668 27,515
Coursera, Inc.* 10,271 55,361
Covista, Inc.* 1,606 189,187
Driven Brands Holdings, Inc.* 2,812 38,918
Frontdoor, Inc.* 3,418 212,155
Graham Holdings Co., Class
a
B 151 165,691
KinderCare Learning Cos., Inc.* 1,486 5,706
Laureate Education, Inc.* 5,987 191,524
Lincoln Educational Services
Corp.* 1,393 64,524
Matthews International Corp.,
Class
a
A 1,403 37,236
McGraw Hill, Inc.* 1,364 16,422
Nerdy, Inc.(b) 2,835 2,332
OneSpaWorld Holdings Ltd. 4,704 111,720
Perdoceo Education Corp. 3,028 98,047
Phoenix Education Partners,
Inc. 232 7,016
Strategic Education, Inc. 1,079 82,813
Stride, Inc.* 1,970 181,988
Universal Technical Institute,
Inc.* 2,222 83,125
1,611,796
Diversified REITs — 0.4%
AH Realty Trust, Inc., REIT 3,768 25,660
Alpine Income Property Trust,
Inc., REIT 619 11,928
American Assets Trust, Inc.,
REIT 2,449 57,062
Broadstone Net Lease, Inc.,
REIT 8,931 180,674
CTO Realty Growth, Inc., REIT 1,476 30,332
Essential Properties Realty
Trust, Inc., REIT 9,356 286,107
Gladstone Commercial Corp.,
REIT 2,279 28,738
Global Net Lease, Inc., REIT 9,333 87,450
Modiv Industrial, Inc., Class
a
C,
REIT 448 8,136
NexPoint Diversified Real
Estate Trust, REIT 1,724 9,206
725,293
Diversified Telecommunication Services — 0.6%
Anterix, Inc.* 530 33,931

See accompanying notes to the financial statements.
RUSSELL 2000 HIGH INCOME ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
ATN International, Inc. 467 $ 13,151
Bandwidth, Inc., Class
a
A* 1,301 84,526
Cogent Communications
Holdings, Inc. 2,295 40,759
Globalstar, Inc.* 2,360 198,736
IDT Corp., Class
a
B 766 42,252
Liberty Latin America Ltd.,
Class
a
A* 1,374 11,088
Liberty Latin America Ltd.,
Class
a
C* 6,528 53,530
Lumen Technologies, Inc.* 44,911 493,572
Shenandoah
Telecommunications Co. 2,389 38,104
Uniti Group, Inc. 7,870 88,301
1,097,950
Electric Utilities — 0.7%
Genie Energy Ltd., Class
a
B 989 13,727
Hawaiian Electric Industries,
Inc.* 7,702 102,437
MGE Energy, Inc. 1,737 131,143
Oklo, Inc., Class
a
A(b) 5,745 384,226
Otter Tail Corp. 1,815 157,288
Portland General Electric Co. 5,333 267,290
TXNM Energy, Inc. 4,743 280,833
1,336,944
Electrical Equipment — 3.6%
Allient, Inc. 678 53,671
American Superconductor
Corp.* 2,169 110,489
Amprius Technologies, Inc.* 5,419 109,897
Array Technologies, Inc.* 7,149 64,913
Atkore, Inc. 1,584 131,171
Bloom Energy Corp., Class
a
A* 10,296 2,934,361
EnerSys 1,730 394,388
Enovix Corp.(b) 9,074 72,411
Eos Energy Enterprises, Inc.(b) 14,534 122,522
Fluence Energy, Inc.* 4,301 81,203
Hyliion Holdings Corp.* 5,835 40,787
KULR Technology Group, Inc.(b) 1,995 9,536
LSI Industries, Inc. 1,302 31,547
NANO Nuclear Energy, Inc.(b) 1,884 54,410
Net Power, Inc.* 1,846 3,710
Nextpower, Inc., Class
a
A* 6,870 1,074,468
NuScale Power Corp., Class
a
A* 7,492 94,924
Plug Power, Inc.(b) 62,342 246,251
Powell Industries, Inc. 1,348 383,398
Power Solutions International,
Inc.* 402 16,755
Preformed Line Products Co. 121 44,748
Shoals Technologies Group,
Inc., Class
a
A* 7,913 98,517
SKYX Platforms Corp.* 4,232 4,782
SunPower, Inc.(b) 3,821 4,050
Sunrun, Inc.* 10,694 178,804
Vicor Corp.* 1,081 361,962
6,723,675
Investments
Shares Value
Common Stocks (a) (continued)
Electronic Equipment, Instruments & Components — 3.6%
908 Devices, Inc.* 1,306 $ 10,983
Advanced Energy Industries,
Inc. 1,776 536,672
Aeva Technologies, Inc.* 1,880 52,978
Arlo Technologies, Inc.* 4,784 63,819
Badger Meter, Inc. 1,396 172,964
Bel Fuse, Inc., Class
a
A 75 18,371
Bel Fuse, Inc., Class
a
B 561 154,006
Belden, Inc. 1,844 193,768
Benchmark Electronics, Inc. 1,663 140,457
Climb Global Solutions, Inc. 729 15,783
CTS Corp. 1,355 87,005
Daktronics, Inc.* 1,865 38,568
ePlus, Inc. 1,241 101,874
Evolv Technologies Holdings,
Inc.* 7,311 47,156
Fabrinet* 1,700 1,112,072
Frequency Electronics, Inc.* 313 23,750
Insight Enterprises, Inc.* 1,375 146,273
Itron, Inc.* 2,140 176,507
Kimball Electronics, Inc.* 1,146 29,716
Knowles Corp.* 4,022 150,463
Methode Electronics, Inc. 1,571 18,129
MicroVision, Inc.(b) 14,391 8,731
Mirion Technologies, Inc.,
Class
a
A* 11,287 206,326
M-Tron Industries, Inc.* 154 14,014
Napco Security Technologies,
Inc. 1,626 61,024
Neonode, Inc.* 593 1,014
nLight, Inc.* 2,240 166,029
Novanta, Inc.* 1,699 270,702
OSI Systems, Inc.* 739 160,178
Ouster, Inc.* 2,669 122,907
PC Connection, Inc. 522 36,326
Plexus Corp.* 1,251 335,718
Powerfleet, Inc.* 5,851 22,877
Richardson Electronics Ltd. 569 9,662
Rogers Corp.* 850 120,292
Sanmina Corp.* 2,513 652,701
ScanSource, Inc.* 1,030 47,658
TTM Technologies, Inc.* 4,820 837,330
Vishay Intertechnology, Inc. 5,703 296,841
Vishay Precision Group, Inc.* 563 70,550
Vuzix Corp.* 3,185 14,651
6,746,845
Energy Equipment & Services — 2.0%
Archrock, Inc. 8,136 272,475
Atlas Energy Solutions, Inc.,
Class
a
A(b) 3,654 60,985
Borr Drilling Ltd.* 13,430 67,284
Bristow Group, Inc., Class
a
A 1,339 55,756
Cactus, Inc., Class
a
A 3,226 187,237
Core Laboratories, Inc. 2,210 30,211
DMC Global, Inc.* 911 6,204
Energy Services of America
Corp. 556 8,301

See accompanying notes to the financial statements.
MAY 31, 2026 :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Expro Group Holdings NV* 3,857 $ 56,968
Flowco Holdings, Inc., Class
a
A 1,035 24,209
Forum Energy Technologies,
Inc.* 501 25,160
Helix Energy Solutions Group,
Inc.* 6,547 61,214
Helmerich & Payne, Inc. 4,656 177,626
Innovex International, Inc.* 1,825 48,746
Kodiak Gas Services, Inc. 4,391 293,538
Liberty Energy, Inc., Class
a
A 7,436 217,577
Mammoth Energy Services,
Inc.* 1,143 3,829
Nabors Industries Ltd.* 667 61,784
National Energy Services
Reunited Corp.* 3,167 77,116
Natural Gas Services Group,
Inc. 479 18,825
Noble Corp. plc 5,947 276,417
Oceaneering International, Inc.* 4,654 177,922
Oil States International, Inc.* 2,655 22,568
Patterson-UTI Energy, Inc. 16,339 183,160
ProFrac Holding Corp.,
Class
a
A* 1,353 8,267
ProPetro Holding Corp.* 4,618 70,471
Ranger Energy Services, Inc.,
Class
a
A 1,021 15,785
RPC, Inc. 4,207 27,850
SEACOR Marine Holdings, Inc.* 1,028 7,761
Seadrill Ltd.* 2,957 139,482
Select Water Solutions, Inc.,
Class
a
A 4,454 79,860
Solaris Energy Infrastructure,
Inc., Class
a
A 2,180 151,597
TETRA Technologies, Inc.* 5,980 61,175
Tidewater, Inc.* 2,316 170,203
Transocean Ltd.* 43,740 270,751
Valaris Ltd.* 2,939 272,240
3,690,554
Entertainment — 0.5%
AMC Entertainment Holdings,
Inc., Class
a
A* 24,327 42,086
Atlanta Braves Holdings, Inc.,
Class
a
A(b) 318 17,045
Atlanta Braves Holdings, Inc.,
Class
a
C* 2,173 107,781
Cinemark Holdings, Inc. 4,998 139,944
CuriosityStream, Inc. 1,945 5,563
Gaia, Inc., Class
a
A* 787 1,842
IMAX Corp.* 2,061 81,780
Lionsgate Studios Corp.* 9,645 138,406
Madison Square Garden
Entertainment Corp., Class
a
A* 1,867 131,679
Marcus Corp. (The) 1,072 20,271
Meridian Holdings, Inc.* 86 1,000
Playstudios, Inc.* 4,207 2,332
Playtika Holding Corp. 2,648 9,983
Reservoir Media, Inc.* 958 9,886
Sphere Entertainment Co.* 1,279 177,116
Starz Entertainment Corp.* 541 12,649
Investments
Shares Value
Common Stocks (a) (continued)
Vivid Seats, Inc., Class
a
A(b) 278 $ 2,410
901,773
Financial Services — 1.5%
Acacia Research Corp.* 1,611 7,491
Alerus Financial Corp. 1,107 31,638
Banco Latinoamericano de
Comercio Exterior SA,
Class
a
E 1,326 74,044
Better Home & Finance Holding
Co.* 282 8,226
Burford Capital Ltd. 9,472 43,950
Cannae Holdings, Inc. 1,973 29,260
Cass Information Systems, Inc. 545 25,086
Compass Diversified Holdings* 3,163 35,900
Enact Holdings, Inc. 1,300 54,327
Essent Group Ltd. 4,377 253,385
EVERTEC, Inc. 3,029 74,120
Federal Agricultural Mortgage
Corp., Class
a
C 440 78,228
Finance of America Cos., Inc.,
Class
a
A* 211 4,203
Flywire Corp.* 5,520 88,541
HA Sustainable Infrastructure
Capital, Inc. 5,882 241,162
International Money Express,
Inc.* 1,292 19,341
Jackson Financial, Inc., Class
a
A 3,182 328,096
loanDepot, Inc., Class
a
A* 4,726 6,238
Marqeta, Inc., Class
a
A* 16,874 68,508
Merchants Bancorp 1,220 57,511
NCR Atleos Corp.* 3,449 153,825
NewtekOne, Inc. 1,159 16,087
NMI Holdings, Inc., Class
a
A* 3,622 130,030
Onity Group, Inc.* 332 11,467
Pagseguro Digital Ltd., Class
a
A 8,439 78,905
Payoneer Global, Inc.* 13,110 68,172
Paysafe Ltd.* 1,481 11,448
Paysign, Inc.* 1,656 12,039
PennyMac Financial Services,
Inc. 1,376 115,405
Priority Technology Holdings,
Inc.(b) 1,327 8,480
Radian Group, Inc. 6,383 217,979
Remitly Global, Inc.* 8,062 161,401
Repay Holdings Corp., Class
a
A* 3,174 12,315
Security National Financial
Corp., Class
a
A* 766 7,430
Sezzle, Inc.* 766 90,503
StoneCo Ltd., Class
a
A 11,826 135,408
Velocity Financial, Inc.* 545 9,538
Walker & Dunlop, Inc. 1,552 77,895
Waterstone Financial, Inc. 714 13,216
2,860,798
Food Products — 0.4%
Alico, Inc. 266 10,813
B&G Foods, Inc. 3,673 15,023
Beyond Meat, Inc.(b) 19,755 15,577
BRC, Inc., Class
a
A* 4,353 7,139
Cal-Maine Foods, Inc. 2,048 153,027

See accompanying notes to the financial statements.
RUSSELL 2000 HIGH INCOME ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Dole plc 3,159 $ 44,194
Forafric Global plc(b) 261 2,654
Fresh Del Monte Produce, Inc. 1,563 50,235
Hain Celestial Group, Inc. (The)* 4,260 3,377
J & J Snack Foods Corp. 712 54,197
John B Sanfilippo & Son, Inc. 365 27,342
Lifeway Foods, Inc.* 241 5,743
Limoneira Co. 785 9,985
Mama's Creations, Inc.* 1,727 23,833
Marzetti Co. (The) 947 106,007
Mission Produce, Inc.* 2,784 31,018
Seneca Foods Corp., Class
a
A* 219 31,490
Simply Good Foods Co. (The)* 4,046 46,610
Tootsie Roll Industries, Inc. 879 33,147
Utz Brands, Inc. 3,467 25,378
Vital Farms, Inc.* 1,631 16,326
Westrock Coffee Co.(b) 1,735 13,932
727,047
Gas Utilities — 0.8%
Brookfield Infrastructure Corp.,
Class
a
A(b) 5,673 235,600
Chesapeake Utilities Corp. 1,103 136,022
New Jersey Resources Corp. 4,757 262,824
Northwest Natural Holding Co. 1,962 95,137
ONE Gas, Inc. 2,821 219,305
RGC Resources, Inc. 389 8,967
Southwest Gas Holdings, Inc. 3,235 278,889
Spire, Inc. 2,747 225,968
1,462,712
Ground Transportation — 0.3%
ArcBest Corp. 1,054 144,071
Covenant Logistics Group, Inc.,
Class
a
A 715 28,386
FTAI Infrastructure, Inc.(b) 5,159 23,009
Heartland Express, Inc. 2,063 30,924
Hertz Global Holdings, Inc.(b) 5,627 30,386
Marten Transport Ltd. 2,745 47,324
PAMT Corp.* 222 3,004
Proficient Auto Logistics, Inc.* 1,141 6,241
RXO, Inc.* 7,654 195,789
Universal Logistics Holdings,
Inc.(b) 318 5,059
Werner Enterprises, Inc. 2,729 113,281
627,474
Health Care Equipment & Supplies — 1.8%
Accuray, Inc.* 4,663 1,764
Acme United Corp. 159 6,710
Alphatec Holdings, Inc.* 5,529 42,850
AngioDynamics, Inc.* 1,766 20,274
Anteris Technologies Global
Corp.* 3,732 32,170
Artivion, Inc.* 2,057 45,645
AtriCure, Inc.* 2,278 63,032
Avanos Medical, Inc.* 2,110 52,328
Axogen, Inc.* 2,273 89,738
Beta Bionics, Inc.* 1,832 22,204
Bioventus, Inc., Class
a
A* 2,188 18,620
Investments
Shares Value
Common Stocks (a) (continued)
Butterfly Network, Inc.* 9,221 $ 41,956
CapsoVision, Inc.(b) 1,312 8,895
Carlsmed, Inc.* 381 4,351
Ceribell, Inc.* 1,270 23,432
Cerus Corp.* 8,693 26,427
ClearPoint Neuro, Inc.* 1,304 16,522
CONMED Corp. 1,467 52,372
CVRx, Inc.* 758 4,230
Delcath Systems, Inc.* 1,420 15,308
Electromed, Inc.* 318 11,995
Embecta Corp. 2,807 9,488
Enovis Corp.* 2,691 61,032
Glaukos Corp.* 2,632 272,017
Haemonetics Corp.* 2,210 149,860
ICU Medical, Inc.* 1,139 154,209
Inogen, Inc.* 1,120 7,269
Integer Holdings Corp.* 1,623 145,064
Integra LifeSciences Holdings
Corp.* 3,156 50,622
iRadimed Corp. 382 34,632
IRhythm Holdings, Inc.* 1,501 170,964
Kestra Medical Technologies
Ltd.* 1,264 26,873
KORU Medical Systems, Inc.* 2,033 8,254
Lantheus Holdings, Inc.* 3,076 305,447
LeMaitre Vascular, Inc. 982 92,946
LENSAR, Inc.(b) 449 2,604
LivaNova plc* 2,565 189,297
Lucid Diagnostics, Inc.(b) 4,241 4,368
Merit Medical Systems, Inc.* 2,752 173,541
Myomo, Inc.(b) 1,694 1,846
Neogen Corp.* 10,292 92,319
Neuronetics, Inc.* 1,750 2,695
NeuroPace, Inc.* 1,198 19,815
Novocure Ltd.* 4,782 81,485
Omnicell, Inc.* 2,102 92,782
OraSure Technologies, Inc.* 3,277 14,091
Orthofix Medical, Inc.* 1,846 17,112
OrthoPediatrics Corp.* 797 13,684
Outset Medical, Inc.* 795 3,888
Picard Medical, Inc.(b) 235 35
Procept Biorobotics Corp.* 2,509 66,062
Pro-Dex, Inc.* 98 6,347
Pulmonx Corp.* 1,747 2,883
Pulse Biosciences, Inc.(b) 834 20,850
QuidelOrtho Corp.* 3,191 41,547
RxSight, Inc.* 1,840 9,807
Sanara Medtech, Inc.* 143 3,259
SANUWAVE Health, Inc.* 350 5,765
Shoulder Innovations, Inc.* 491 7,218
SI-BONE, Inc.* 1,813 25,563
Sight Sciences, Inc.* 1,970 9,574
STAAR Surgical Co.* 1,615 48,272
Stereotaxis, Inc.* 2,925 5,791
Strive, Inc., Class
a
A(b) 2,454 43,362
Tactile Systems Technology,
Inc.* 1,039 25,570
Tandem Diabetes Care, Inc.* 3,191 54,885
TransMedics Group, Inc.* 1,580 106,176
Treace Medical Concepts, Inc.* 2,275 7,871

See accompanying notes to the financial statements.
MAY 31, 2026 :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
UFP Technologies, Inc.* 354 $ 77,915
Utah Medical Products, Inc. 142 9,436
Varex Imaging Corp.* 1,965 20,102
3,397,317
Health Care Providers & Services — 2.5%
Accendra Health, Inc.* 3,549 10,079
AdaptHealth Corp., Class
a
A* 4,795 48,573
Addus HomeCare Corp.* 855 78,386
agilon health, Inc.* 579 53,430
AirSculpt Technologies, Inc.(b) 553 2,975
Alignment Healthcare, Inc.* 9,198 140,913
AMN Healthcare Services, Inc.* 1,804 52,262
Ardent Health, Inc.* 1,092 10,079
Astrana Health, Inc.* 1,919 72,193
Aveanna Healthcare Holdings,
Inc.* 2,571 18,434
BrightSpring Health Services,
Inc.* 6,071 374,459
Brookdale Senior Living, Inc.* 10,948 140,901
Castle Biosciences, Inc.* 1,352 28,500
Clover Health Investments
Corp., Class
a
A* 19,235 76,555
Community Health Systems,
Inc.* 6,034 16,413
Concentra Group Holdings
Parent, Inc. 5,499 136,760
CorVel Corp.* 1,370 84,598
Cross Country Healthcare, Inc.* 1,473 19,282
DocGo, Inc.* 4,231 2,784
Ensign Group, Inc. (The) 2,645 443,434
Fulgent Genetics, Inc.* 988 17,922
GeneDx Holdings Corp.,
Class
a
A* 895 46,531
Guardant Health, Inc.* 5,846 758,168
Guardian Pharmacy Services,
Inc., Class
a
A* 1,060 41,064
HealthEquity, Inc.* 3,969 349,232
Hims & Hers Health, Inc.(b) 9,654 252,452
Innovage Holding Corp.* 953 7,233
Joint Corp. (The)* 421 3,747
LifeStance Health Group, Inc.* 7,827 60,346
Lumexa Imaging Holdings, Inc.* 1,192 9,274
Nano-X Imaging Ltd.(b) 3,283 6,303
National HealthCare Corp. 599 110,468
NeoGenomics, Inc.* 6,071 63,867
NRC Health 559 10,917
Nutex Health, Inc.* 241 31,116
Omada Health, Inc.* 1,564 28,105
Oncology Institute, Inc. (The)* 3,753 17,602
OPKO Health, Inc.* 19,367 28,276
Option Care Health, Inc.* 7,519 156,922
PACS Group, Inc.* 2,075 76,049
Pediatrix Medical Group, Inc.* 4,020 86,591
Pennant Group, Inc. (The)* 1,595 54,629
Privia Health Group, Inc.* 5,477 117,810
Progyny, Inc.* 3,534 90,329
RadNet, Inc.* 3,214 178,473
SBC Medical Group Holdings,
Inc.(b) 532 1,708
Select Medical Holdings Corp. 5,059 83,474
Investments
Shares Value
Common Stocks (a) (continued)
Sonida Senior Living, Inc.* 260 $ 9,191
Strata Critical Medical, Inc.* 3,259 20,564
Surgery Partners, Inc.* 3,641 48,644
Talkspace, Inc.* 6,717 34,928
US Physical Therapy, Inc. 709 45,560
Viemed Healthcare, Inc.* 1,576 15,508
4,674,013
Health Care REITs — 0.8%
American Healthcare REIT, Inc. 8,416 411,458
CareTrust REIT, Inc. 10,585 432,080
Chiron Real Estate, Inc., REIT 602 21,696
Community Healthcare Trust,
Inc., REIT 1,289 22,197
Diversified Healthcare Trust,
REIT 10,334 85,979
LTC Properties, Inc., REIT 2,222 83,125
National Health Investors, Inc.,
REIT 2,212 162,117
Sabra Health Care REIT, Inc. 11,732 233,349
Sila Realty Trust, Inc., REIT 2,620 79,229
Strawberry Fields REIT, Inc. 360 4,723
Universal Health Realty Income
Trust, REIT 608 25,202
1,561,155
Health Care Technology — 0.2%
Claritev Corp.* 434 10,902
Definitive Healthcare Corp.,
Class
a
A* 1,412 1,314
Evolent Health, Inc., Class
a
A* 5,251 20,742
Health Catalyst, Inc.* 3,006 4,148
HealthStream, Inc. 1,122 28,016
HeartFlow, Inc.* 937 29,028
LifeMD, Inc.(b) 1,872 8,012
OptimizeRx Corp.* 743 3,856
Phreesia, Inc.* 2,729 26,908
Schrodinger, Inc.* 2,650 40,280
Simulations Plus, Inc.* 787 13,466
Teladoc Health, Inc.* 8,377 63,749
TruBridge, Inc.* 443 11,500
Waystar Holding Corp.* 5,185 103,234
365,155
Hotel & Resort REITs — 0.5%
Apple Hospitality REIT, Inc. 10,544 154,891
Braemar Hotels & Resorts, Inc.,
REIT 2,597 6,389
Chatham Lodging Trust, REIT 2,193 23,794
DiamondRock Hospitality Co.,
REIT 9,585 105,339
Pebblebrook Hotel Trust, REIT 5,298 80,795
RLJ Lodging Trust, REIT 5,840 56,823
Ryman Hospitality Properties,
Inc., REIT 2,907 334,683
Service Properties Trust, REIT 25,678 45,964
Summit Hotel Properties, Inc.,
REIT 5,012 28,919
Sunstone Hotel Investors, Inc.,
REIT 8,564 92,662

See accompanying notes to the financial statements.
RUSSELL 2000 HIGH INCOME ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Xenia Hotels & Resorts, Inc.,
REIT 4,474 $ 77,713
1,007,972
Hotels, Restaurants & Leisure — 1.3%
Accel Entertainment, Inc.,
Class
a
A* 2,367 28,144
Bally's Corp.* 455 6,452
Biglari Holdings, Inc., Class
a
B* 31 9,005
BJ's Restaurants, Inc.* 899 42,298
Black Rock Coffee Bar, Inc.,
Class
a
A* 808 6,723
Bloomin' Brands, Inc. 3,954 33,372
Brightstar Lottery plc 4,941 55,487
Brinker International, Inc.* 2,042 290,740
Cheesecake Factory, Inc. (The) 2,177 143,769
Cracker Barrel Old Country
Store, Inc.(b) 1,045 35,342
Dave & Buster's Entertainment,
Inc.* 1,280 17,114
Dine Brands Global, Inc. 663 20,805
El Pollo Loco Holdings, Inc.* 1,319 19,613
First Watch Restaurant Group,
Inc.* 2,822 32,820
Genius Sports Ltd.* 10,299 60,352
Global Business Travel Group I* 6,148 57,422
Hilton Grand Vacations, Inc.* 2,863 148,933
Inspired Entertainment, Inc.* 1,176 9,055
Jack in the Box, Inc.(b) 828 10,309
Krispy Kreme, Inc.* 3,632 12,785
Kura Sushi USA, Inc., Class
a
A* 319 17,925
Life Time Group Holdings, Inc.* 7,117 235,430
Lindblad Expeditions Holdings,
Inc.* 1,799 41,287
Marriott Vacations Worldwide
Corp. 1,312 111,363
Monarch Casino & Resort, Inc. 601 72,276
Nathan's Famous, Inc. 136 13,722
Navan, Inc., Class
a
A* 1,761 37,633
Papa John's International, Inc.
(b) 1,540 52,683
Portillo's, Inc., Class
a
A* 3,142 13,479
Pursuit Attractions and
Hospitality, Inc.* 999 44,725
RCI Hospitality Holdings, Inc. 341 8,651
Red Rock Resorts, Inc., Class
a
A 2,300 134,274
Rush Street Interactive, Inc.* 4,311 109,241
Sabre Corp.* 17,445 30,703
Serve Robotics, Inc.(b) 3,087 28,863
Shake Shack, Inc., Class
a
A* 1,831 117,752
Six Flags Entertainment Corp.* 4,517 94,902
Super Group SGHC Ltd. 7,499 93,363
Sweetgreen, Inc., Class
a
A* 4,873 48,535
Target Hospitality Corp.* 1,512 26,248
United Parks & Resorts, Inc.* 1,279 51,326
Xponential Fitness, Inc.,
Class
a
A* 1,308 7,181
2,432,102
Investments
Shares Value
Common Stocks (a) (continued)
Household Durables — 1.1%
Bassett Furniture Industries,
Inc. 383 $ 5,730
Beazer Homes USA, Inc.* 1,300 33,007
Cavco Industries, Inc.* 366 196,366
Century Communities, Inc. 1,201 63,437
Champion Homes, Inc.* 2,632 193,794
Cricut, Inc., Class
a
A 2,235 9,275
Dream Finders Homes, Inc.,
Class
a
A* 1,387 21,443
Ethan Allen Interiors, Inc. 1,094 22,558
Flexsteel Industries, Inc. 167 9,623
Green Brick Partners, Inc.* 1,472 99,007
Hamilton Beach Brands Holding
Co., Class
a
A 331 6,719
Helen of Troy Ltd.* 1,077 29,230
Hovnanian Enterprises, Inc.,
Class
a
A* 226 24,941
Installed Building Products, Inc. 1,093 229,508
KB Home 2,900 141,694
La-Z-Boy, Inc. 1,954 73,431
Legacy Housing Corp.* 401 9,628
Leggett & Platt, Inc. 6,279 64,485
LGI Homes, Inc.* 965 46,137
Lovesac Co. (The)* 627 9,643
M/I Homes, Inc.* 1,228 161,630
Meritage Homes Corp. 3,175 207,137
Sonos, Inc.* 5,622 88,715
Taylor Morrison Home Corp.,
Class
a
A* 4,521 264,479
Traeger, Inc.* 31 2,156
2,013,773
Household Products — 0.2%
Central Garden & Pet Co.* 393 15,123
Central Garden & Pet Co.,
Class
a
A* 2,332 79,591
Energizer Holdings, Inc. 2,950 53,749
Oil-Dri Corp. of America 467 35,800
Spectrum Brands Holdings, Inc. 1,064 83,726
WD-40 Co. 641 128,181
396,170
Independent Power and Renewable Electricity Producers — 0.2%
Hallador Energy Co.* 1,595 30,720
Montauk Renewables, Inc.* 3,167 5,511
Ormat Technologies, Inc. 2,875 394,536
430,767
Industrial Conglomerates — 0.0%(d)
Brookfield Business Corp.,
Class
a
A 1,082 35,522
Industrial REITs — 0.3%
Industrial Logistics Properties
Trust, REIT 2,616 23,465
Innovative Industrial Properties,
Inc., REIT 1,308 75,851
LXP Industrial Trust, REIT 2,745 141,752

See accompanying notes to the financial statements.
MAY 31, 2026 :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
One Liberty Properties, Inc.,
REIT 863 $ 20,324
Terreno Realty Corp., REIT 4,816 316,363
577,755
Insurance — 1.4%
Abacus Global Management,
Inc.(b) 1,899 17,053
American Coastal Insurance
Corp. 1,151 12,028
American Integrity Insurance
Group, Inc. 567 9,276
AMERISAFE, Inc. 893 27,370
Ategrity Specialty Holdings
LLC* 431 8,409
Baldwin Insurance Group, Inc.
(The), Class
a
A* 4,504 87,468
Bowhead Specialty Holdings,
Inc.* 838 22,307
Citizens, Inc., Class
a
A(b) 2,130 11,055
CNO Financial Group, Inc. 4,441 204,153
Crawford & Co., Class
a
A 770 8,046
Donegal Group, Inc., Class
a
A 793 13,457
eHealth, Inc.* 1,374 2,130
Employers Holdings, Inc. 1,052 45,762
Exzeo Group, Inc.* 362 5,014
F&G Annuities & Life, Inc. 1,744 48,344
Genworth Financial, Inc.,
Class
a
A* 18,621 159,396
GoHealth, Inc., Class
a
A* 445 285
Goosehead Insurance, Inc.,
Class
a
A* 1,117 38,414
Greenlight Capital Re Ltd.,
Class
a
A* 1,232 19,305
Hamilton Insurance Group Ltd.,
Class
a
B 2,079 61,559
HCI Group, Inc. 508 78,267
Heritage Insurance Holdings,
Inc.* 1,158 25,105
Hippo Holdings, Inc.* 843 21,808
Horace Mann Educators Corp. 1,918 87,710
Investors Title Co. 66 15,493
James River Group Holdings,
Inc. 1,735 6,784
Kestrel Group Ltd.(b) 128 1,439
Kingstone Cos., Inc. 511 7,599
Kingsway Corp.* 993 9,920
Lemonade, Inc.* 2,907 168,606
MBIA, Inc.* 2,152 12,632
Mercury General Corp. 1,268 124,302
NI Holdings, Inc.* 322 4,501
Octave Specialty Group, Inc.* 1,834 10,050
Oscar Health, Inc., Class
a
A* 9,555 212,408
Palomar Holdings, Inc.* 1,240 132,730
Pelagos Insurance Capital Ltd. 2,586 55,806
ProAssurance Corp.* 2,404 57,672
Root, Inc., Class
a
A* 577 30,039
Safety Insurance Group, Inc. 694 48,698
Selective Insurance Group, Inc. 2,832 245,081
Selectquote, Inc.* 6,608 6,608
SiriusPoint Ltd.* 4,825 103,014
Investments
Shares Value
Common Stocks (a) (continued)
Skyward Specialty Insurance
Group, Inc.* 1,843 $ 81,313
Slide Insurance Holdings, Inc.* 3,327 59,986
Stewart Information Services
Corp. 1,414 91,882
Tiptree, Inc., Class
a
A 1,109 20,228
Trupanion, Inc.* 1,746 38,098
United Fire Group, Inc. 991 43,931
Universal Insurance Holdings,
Inc. 1,197 44,313
2,646,854
Interactive Media & Services — 0.3%
Angi, Inc., Class
a
A* 1,654 9,692
Arena Group Holdings, Inc.
(The)* 605 847
Bumble, Inc., Class
a
A* 3,385 10,730
Cargurus, Inc., Class
a
A* 3,719 111,049
Cars.com, Inc.* 2,467 25,361
EverQuote, Inc., Class
a
A* 1,349 25,955
fuboTV, Inc., Class
a
A(b) 1,352 13,642
Getty Images Holdings, Inc.(b) 3,745 3,895
Grindr, Inc.* 1,482 18,525
MediaAlpha, Inc., Class
a
A* 1,596 14,204
Nextdoor Holdings, Inc.* 10,468 22,088
QuinStreet, Inc.* 2,573 32,214
Rumble, Inc.* 5,022 46,152
Shutterstock, Inc. 1,148 17,094
Teads Holding Co.(b) 1,717 1,975
Travelzoo* 293 3,138
TripAdvisor, Inc.* 5,386 60,216
Webtoon Entertainment, Inc.(b) 845 10,385
Yelp, Inc., Class
a
A* 2,780 63,384
Ziff Davis, Inc.* 1,844 83,109
ZipRecruiter, Inc., Class
a
A* 3,035 9,833
583,488
IT Services — 0.8%
Applied Digital Corp.* 11,193 529,205
Backblaze, Inc., Class
a
A* 2,651 21,950
BigBear.ai Holdings, Inc.(b) 20,417 102,902
Commerce.com, Inc., Series 1* 3,144 9,841
Crexendo, Inc.* 811 8,013
CSP, Inc. 327 3,234
DigitalOcean Holdings, Inc.* 3,585 559,081
Everforth, Inc.* 1,962 44,498
Fastly, Inc., Class
a
A* 6,659 118,297
Grid Dynamics Holdings, Inc.* 3,142 22,622
Hackett Group, Inc. (The) 1,160 13,375
Information Services Group,
Inc. 1,659 7,482
Rackspace Technology, Inc.(b) 4,038 20,876
TSS, Inc.* 1,043 17,189
Tucows, Inc., Class
a
A* 317 4,806
Unisys Corp.* 3,142 14,422
VTEX, Class
a
A* 2,541 9,579
Whitefiber, Inc.(b) 520 15,465
1,522,837

See accompanying notes to the financial statements.
RUSSELL 2000 HIGH INCOME ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Leisure Products — 0.4%
Acushnet Holdings Corp. 1,300 $ 115,414
American Outdoor Brands, Inc.* 577 5,848
Callaway Golf Co.* 6,214 95,696
Clarus Corp. 1,389 4,257
Escalade, Inc. 481 9,028
Funko, Inc., Class
a
A* 1,917 10,888
JAKKS Pacific, Inc. 425 9,388
Johnson Outdoors, Inc.,
Class
a
A 279 12,488
Latham Group, Inc.* 2,349 12,403
Malibu Boats, Inc., Class
a
A* 869 23,863
MasterCraft Boat Holdings,
Inc.* 745 17,351
Peloton Interactive, Inc.,
Class
a
A* 18,648 119,347
Polaris, Inc. 2,510 177,131
Smith & Wesson Brands, Inc. 2,090 31,810
Sturm Ruger & Co., Inc. 657 25,682
670,594
Life Sciences Tools & Services — 0.4%
10X Genomics, Inc., Class
a
A* 5,293 149,818
Adaptive Biotechnologies
Corp.* 7,032 106,535
Alpha Teknova, Inc.* 512 2,765
Atlantic International Corp.(b) 328 492
Azenta, Inc.* 1,920 43,930
BioLife Solutions, Inc.* 1,961 48,868
Codexis, Inc.* 4,198 11,628
CryoPort, Inc.* 2,300 36,087
Cytek Biosciences, Inc.* 5,534 23,187
Fortrea Holdings, Inc.* 4,386 67,501
Ginkgo Bioworks Holdings,
Inc.* 2,005 18,787
Lifecore Biomedical, Inc.* 1,315 6,601
Maravai LifeSciences Holdings,
Inc., Class
a
A* 5,144 24,691
MaxCyte, Inc.* 4,758 5,757
Mesa Laboratories, Inc. 246 25,097
OmniAb, Inc.* 5,231 14,124
Pacific Biosciences of
California, Inc.(b) 12,995 19,363
Personalis, Inc.* 2,360 26,904
Quanterix Corp.* 1,965 6,013
Quantum-Si, Inc.(b) 7,954 9,465
Standard BioTools, Inc.* 13,531 15,561
663,174
Machinery — 3.1%
3D Systems Corp.* 6,685 23,865
Aebi Schmidt Holding AG 1,751 21,852
AirJoule Technologies Corp.* 1,473 6,614
Alamo Group, Inc. 487 73,396
Albany International Corp.,
Class
a
A 1,352 87,461
Alliance Laundry Holdings, Inc.* 2,059 51,990
Astec Industries, Inc. 1,076 54,187
Investments
Shares Value
Common Stocks (a) (continued)
Atmus Filtration Technologies,
Inc. 3,876 $ 181,319
Blue Bird Corp.* 1,492 101,113
CECO Environmental Corp.* 2,461 183,960
Chart Industries, Inc.* 2,131 442,864
Columbus McKinnon Corp. 1,332 21,259
Douglas Dynamics, Inc. 1,065 47,446
Eastern Co. (The) 271 5,835
Energy Recovery, Inc.* 2,438 19,918
Enerpac Tool Group Corp.,
Class
a
A 2,501 83,758
Enpro, Inc. 995 305,455
ESCO Technologies, Inc. 1,224 357,286
Federal Signal Corp. 2,829 301,854
Franklin Electric Co., Inc. 1,827 179,740
Gencor Industries, Inc.* 488 6,886
Gorman-Rupp Co. (The) 988 74,051
Graham Corp.* 490 49,069
Greenbrier Cos., Inc. (The) 1,425 67,132
Helios Technologies, Inc. 1,561 129,703
Hillman Solutions Corp.* 9,325 69,564
Hyster-Yale, Inc. 577 20,957
JBT Marel Corp. 2,461 330,734
Kadant, Inc. 554 176,826
Kennametal, Inc. 3,584 117,555
L B Foster Co., Class
a
A* 467 19,212
Lindsay Corp. 494 53,989
Luxfer Holdings plc 1,260 21,458
Manitowoc Co., Inc. (The)* 1,625 19,224
Mayville Engineering Co., Inc.* 617 16,566
Microvast Holdings, Inc.* 9,365 14,516
Miller Industries, Inc. 521 24,961
Mueller Water Products, Inc.,
Class
a
A 7,344 185,142
Omega Flex, Inc. 168 5,079
Palladyne AI Corp.(b) 1,425 12,013
Park-Ohio Holdings Corp. 458 14,912
Proto Labs, Inc.* 1,121 84,927
Richtech Robotics, Inc.,
Class
a
B* 7,976 24,088
SPX Technologies, Inc.* 2,271 492,035
Standex International Corp. 565 156,511
Tennant Co. 853 73,452
Terex Corp. 5,278 307,074
Titan International, Inc.* 2,290 16,534
Trinity Industries, Inc. 3,786 122,818
Wabash National Corp. 1,856 14,718
Watts Water Technologies, Inc.,
Class
a
A 1,294 399,820
Worthington Enterprises, Inc. 1,481 84,076
5,756,774
Marine Transportation — 0.2%
Costamare Bulkers Holdings
Ltd.* 412 6,650
Costamare, Inc. 2,083 32,037
Genco Shipping & Trading Ltd. 1,489 35,825
Himalaya Shipping Ltd. 1,316 19,411
Matson, Inc. 1,453 263,429

See accompanying notes to the financial statements.
MAY 31, 2026 :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Pangaea Logistics Solutions
Ltd. 1,403 $ 10,621
Safe Bulkers, Inc. 2,418 15,112
383,085
Media — 0.7%
Advantage Solutions, Inc.(b) 178 6,661
AMC Global Media, Inc.,
Class
a
A* 1,451 14,104
Boston Omaha Corp., Class
a
A* 1,024 13,189
Cable One, Inc.* 242 12,717
EchoStar Corp., Class
a
A(b) 6,384 824,749
Emerald Holding, Inc. 656 3,280
Entravision Communications
Corp., Class
a
A 2,927 26,577
EW Scripps Co. (The), Class
a
A* 3,101 10,512
Gambling.com Group Ltd.* 869 2,068
Gray Media, Inc. 4,140 16,602
Ibotta, Inc., Class
a
A* 522 17,879
iHeartMedia, Inc., Class
a
A* 5,726 24,679
John Wiley & Sons, Inc.,
Class
a
A 1,890 79,531
Magnite, Inc.* 6,696 95,954
National CineMedia, Inc. 3,122 9,803
Newsmax, Inc., Class
a
B(b) 2,236 19,028
Nexxen International Ltd.* 1,458 12,247
Optimum Communications,
Inc., Class
a
A* 12,305 8,099
PubMatic, Inc., Class
a
A* 1,805 21,083
Scholastic Corp.(b) 972 39,366
Sinclair, Inc. 1,817 25,129
Stagwell, Inc., Class
a
A* 5,130 35,961
TechTarget, Inc.* 1,357 6,229
Thryv Holdings, Inc.* 1,525 5,917
USA Today Co., Inc.* 6,631 51,788
1,383,152
Metals & Mining — 2.3%
Alpha Metallurgical Resources,
Inc.* 543 108,041
American Battery Technology
Co.* 5,863 21,165
Caledonia Mining Corp. plc 776 18,438
Century Aluminum Co.* 2,678 176,668
Coeur Mining, Inc. 48,105 929,388
Commercial Metals Co. 5,243 398,730
Compass Minerals
International, Inc.* 1,476 47,114
Constellium SE, Class
a
A* 6,461 221,354
Contango Silver & Gold, Inc.* 991 19,929
Critical Metals Corp.(b) 2,743 30,722
Dakota Gold Corp.* 4,215 24,278
Ferroglobe plc 5,627 24,365
Friedman Industries, Inc. 317 7,411
Hecla Mining Co. 29,932 531,892
Idaho Strategic Resources, Inc.* 699 27,338
Ivanhoe Electric, Inc.* 5,016 67,515
Kaiser Aluminum Corp. 758 137,986
Lifezone Metals Ltd.* 1,529 8,027
Materion Corp. 974 214,319
Investments
Shares Value
Common Stocks (a) (continued)
Metallus, Inc.* 1,708 $ 33,562
NioCorp Developments Ltd.* 5,532 31,920
Novagold Resources, Inc.* 13,233 113,407
Perpetua Resources Corp.* 4,084 110,554
Ramaco Resources, Inc.,
Class
a
A* 1,951 30,455
Ryerson Holding Corp. 2,072 59,259
SSR Mining, Inc.* 9,587 299,306
SunCoke Energy, Inc. 3,999 36,031
Tredegar Corp.* 1,258 9,825
United States Antimony Corp.
(b) 5,599 50,279
US Gold Corp.* 635 10,249
US Goldmining, Inc.(b) 136 1,387
USA Rare Earth, Inc.* 8,676 243,015
Vox Royalty Corp. 2,802 16,364
Warrior Met Coal, Inc. 2,455 232,096
Worthington Steel, Inc. 1,546 65,226
4,357,615
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
ACRES Commercial Realty
Corp.* 286 5,834
Adamas Trust, Inc. 4,004 36,837
Angel Oak Mortgage REIT, Inc. 670 5,514
Apollo Commercial Real Estate
Finance, Inc. 6,576 72,073
Arbor Realty Trust, Inc. 9,151 52,618
Ares Commercial Real Estate
Corp.(b) 2,490 12,301
ARMOUR Residential REIT,
Inc.(b) 5,315 91,152
Blackstone Mortgage Trust,
Inc., Class
a
A 7,486 136,844
BrightSpire Capital, Inc.,
Class
a
A 6,072 35,035
Chicago Atlantic Real Estate
Finance, Inc. 854 9,710
Chimera Investment Corp. 3,850 52,437
Claros Mortgage Trust, Inc.* 4,345 10,558
Dynex Capital, Inc. 9,404 123,098
Ellington Financial, Inc. 5,736 77,838
Franklin BSP Realty Trust, Inc. 3,854 33,414
Invesco Mortgage Capital, Inc.
(b) 3,629 28,560
KKR Real Estate Finance Trust,
Inc. 2,598 17,329
Ladder Capital Corp., Class
a
A 5,377 54,953
Lument Finance Trust, Inc.(b) 2,149 2,257
MFA Financial, Inc. 4,849 46,550
Nexpoint Real Estate Finance,
Inc. 316 4,933
Orchid Island Capital, Inc.(b) 8,723 59,142
PennyMac Mortgage
Investment Trust 4,108 42,970
Ready Capital Corp. 6,892 12,268
Redwood Trust, Inc. 5,965 32,330
Rithm Property Trust, Inc. 330 4,831
Seven Hills Realty Trust 1,039 8,863
Sunrise Realty Trust, Inc.(b) 479 4,263

See accompanying notes to the financial statements.
RUSSELL 2000 HIGH INCOME ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
TPG Mortgage Investment
Trust, Inc. 1,346 $ 10,391
TPG RE Finance Trust, Inc. 3,364 28,258
Two Harbors Investment Corp. 4,915 60,602
1,173,763
Multi-Utilities — 0.4%
Avista Corp. 3,830 158,830
Black Hills Corp. 3,583 260,914
Northwestern Energy Group,
Inc. 2,904 205,052
Unitil Corp. 836 41,825
666,621
Office REITs — 0.4%
Brandywine Realty Trust, REIT 8,107 25,132
COPT Defense Properties, REIT 5,365 172,002
Douglas Emmett, Inc., REIT 7,628 88,790
Easterly Government
Properties, Inc., Class
a
A, REIT 1,998 47,912
Empire State Realty Trust, Inc.,
Class
a
A, REIT 6,588 37,749
Franklin Street Properties
Corp., REIT 4,312 2,274
Hudson Pacific Properties, Inc.,
REIT* 2,501 29,962
JBG SMITH Properties, REIT 2,817 41,325
NET Lease Office Properties,
REIT 701 8,419
Piedmont Realty Trust, Inc.,
Class
a
A, REIT* 5,852 48,630
Postal Realty Trust, Inc.,
Class
a
A, REIT(b) 1,168 26,911
SL Green Realty Corp., REIT 3,383 153,588
682,694
Oil, Gas & Consumable Fuels — 2.8%
Ardmore Shipping Corp. 1,624 26,114
BKV Corp.* 1,193 31,662
California Resources Corp. 3,450 204,550
Calumet, Inc.* 3,245 115,100
Centrus Energy Corp.,
Class
a
A(b) 795 145,064
Clean Energy Fuels Corp.* 8,183 16,693
CNX Resources Corp.* 6,488 218,581
Comstock Resources, Inc.* 3,488 46,495
Core Natural Resources, Inc. 2,397 211,991
Crescent Energy Co., Class
a
A 12,119 140,096
CVR Energy, Inc. 1,457 48,402
Delek US Holdings, Inc. 2,780 123,738
DHT Holdings, Inc. 6,368 103,926
Diversified Energy Co. 2,970 43,214
Dorian LPG Ltd. 1,749 70,345
Empire Petroleum Corp.(b) 730 1,854
Encore Energy Corp.* 8,668 13,869
Energy Fuels, Inc.* 11,062 201,550
Epsilon Energy Ltd. 1,014 5,739
Evolution Petroleum Corp. 1,488 6,309
Excelerate Energy, Inc., Class
a
A 1,122 36,959
FLEX LNG Ltd.(b) 1,473 43,851
Investments
Shares Value
Common Stocks (a) (continued)
FutureFuel Corp. 1,186 $ 4,910
Gevo, Inc.* 11,014 20,486
Golar LNG Ltd. 4,599 228,800
Granite Ridge Resources, Inc. 2,545 12,369
Green Plains, Inc.* 3,228 50,583
Gulfport Energy Corp.* 748 126,105
HighPeak Energy, Inc. 1,047 7,434
Infinity Natural Resources, Inc.,
Class
a
A* 763 10,339
International Seaways, Inc. 1,893 146,121
Kinetik Holdings, Inc.,
Class
a
A(b) 2,192 100,722
Kolibri Global Energy, Inc.* 1,403 7,183
Kosmos Energy Ltd.* 22,329 62,521
Lightbridge Corp.* 1,377 15,808
Magnolia Oil & Gas Corp.,
Class
a
A 8,522 233,162
Murphy Oil Corp. 6,364 230,313
NACCO Industries, Inc.,
Class
a
A 188 9,513
Navigator Holdings Ltd. 1,354 29,382
New Fortress Energy, Inc.(b) 8,262 4,633
NextDecade Corp.* 8,250 65,257
NextNRG, Inc.(b) 2,064 1,326
Nordic American Tankers Ltd. 9,654 49,718
Northern Oil & Gas, Inc. 4,513 98,248
OPAL Fuels, Inc., Class
a
A* 996 2,251
Par Pacific Holdings, Inc.* 2,325 130,572
PBF Energy, Inc., Class
a
A 3,948 160,684
Peabody Energy Corp. 5,760 155,808
Prairie Operating Co.* 1,608 1,435
PrimeEnergy Resources Corp.* 23 3,786
REX American Resources
Corp.* 1,355 63,360
Riley Exploration Permian, Inc. 697 23,182
Sable Offshore Corp.* 5,860 85,849
SandRidge Energy, Inc. 1,485 21,785
Scorpio Tankers, Inc. 2,126 158,408
SFL Corp. Ltd. 5,709 63,027
SM Energy Co. 11,737 360,443
Summit Midstream Corp.* 406 10,820
Talos Energy, Inc.* 5,982 87,756
Teekay Corp. Ltd. 2,506 28,744
Teekay Tankers Ltd., Class
a
A 1,132 79,636
Uranium Energy Corp.* 22,471 309,426
VAALCO Energy, Inc. 4,874 25,442
Verde Clean Fuels, Inc.(b) 198 309
Vitesse Energy, Inc. 1,387 23,967
W&T Offshore, Inc. 4,673 17,197
World Kinect Corp. 2,551 73,494
XCF Global, Inc., Class
a
A(b) 2,318 1,150
5,259,566
Paper & Forest Products — 0.0%(d)
Clearwater Paper Corp.* 733 11,948
Magnera Corp.* 1,523 17,316
Sylvamo Corp. 1,567 61,536
90,800

See accompanying notes to the financial statements.
MAY 31, 2026 :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Passenger Airlines — 0.4%
Allegiant Travel Co.* 1,054 $ 96,557
flyExclusive, Inc.(b) 404 1,022
Frontier Group Holdings, Inc.(b) 2,700 16,335
JetBlue Airways Corp.* 13,983 76,487
Joby Aviation, Inc.* 27,578 328,178
SkyWest, Inc.* 1,904 163,078
681,657
Personal Care Products — 0.1%
Edgewell Personal Care Co. 2,120 37,142
FitLife Brands, Inc.(b) 184 1,881
Herbalife Ltd.* 4,817 57,611
Honest Co., Inc. (The)* 4,458 15,603
Interparfums, Inc. 863 81,441
Lifevantage Corp.(b) 504 3,967
Medifast, Inc.* 508 6,365
Nature's Sunshine Products,
Inc.* 782 16,641
Niagen Bioscience, Inc.* 2,492 9,619
Nu Skin Enterprises, Inc.,
Class
a
A 2,272 13,155
Olaplex Holdings, Inc.* 6,614 13,493
SkinHealth Systems, Inc.* 5,447 4,215
USANA Health Sciences, Inc.* 508 9,296
Waldencast plc, Class
a
A(b) 2,276 2,800
273,229
Pharmaceuticals — 1.8%
Aardvark Therapeutics, Inc.* 600 2,466
Aclaris Therapeutics, Inc.* 4,319 19,651
Alumis, Inc.* 3,225 69,660
Amneal Pharmaceuticals, Inc.* 7,081 93,257
Amphastar Pharmaceuticals,
Inc.* 1,689 31,838
Amylyx Pharmaceuticals, Inc.* 4,300 61,705
ANI Pharmaceuticals, Inc.* 890 69,874
Aquestive Therapeutics, Inc.(b) 4,799 19,292
Arvinas, Inc.* 2,618 23,510
Atea Pharmaceuticals, Inc.* 3,294 15,383
Axsome Therapeutics, Inc.* 1,951 457,470
BioAge Labs, Inc.* 1,420 24,552
Biote Corp., Class
a
A* 1,340 2,680
Collegium Pharmaceutical, Inc.* 1,479 49,709
CorMedix, Inc.(b) 3,494 29,489
Crinetics Pharmaceuticals, Inc.* 4,601 163,566
Definium Therapeutics, Inc.* 4,634 112,096
Edgewise Therapeutics, Inc.* 3,175 108,458
Enliven Therapeutics, Inc.* 1,852 73,284
Esperion Therapeutics, Inc.* 11,338 35,488
Eton Pharmaceuticals, Inc.* 1,206 36,723
Evolus, Inc.* 2,641 17,325
EyePoint, Inc.* 3,648 49,540
Fulcrum Therapeutics, Inc.* 2,817 19,494
Harmony Biosciences Holdings,
Inc.* 2,058 65,012
Harrow, Inc.* 1,486 52,322
Indivior Pharmaceuticals, Inc.* 5,708 205,602
Innoviva, Inc.* 3,529 75,591
Investments
Shares Value
Common Stocks (a) (continued)
Journey Medical Corp.(b) 973 $ 6,140
LB Pharmaceuticals, Inc.* 905 25,313
LENZ Therapeutics, Inc.(b) 939 7,305
Ligand Pharmaceuticals, Inc.* 912 211,548
Liquidia Corp.* 3,082 190,653
Maze Therapeutics, Inc.* 1,244 32,916
MBX Biosciences, Inc.* 1,340 42,170
MediWound Ltd.(b) 459 6,577
Nuvation Bio, Inc.* 11,352 54,263
Ocular Therapeutix, Inc.* 8,848 79,720
Omeros Corp.(b) 3,228 35,637
Pacira BioSciences, Inc.* 1,922 44,629
Phathom Pharmaceuticals, Inc.* 2,182 20,925
Phibro Animal Health Corp.,
Class
a
A 963 29,651
Prestige Consumer Healthcare,
Inc.* 2,261 107,465
Rapport Therapeutics, Inc.* 1,383 54,628
Septerna, Inc.* 1,006 30,381
SIGA Technologies, Inc. 1,934 9,051
Supernus Pharmaceuticals,
Inc.* 2,601 120,114
Tarsus Pharmaceuticals, Inc.* 1,862 110,603
Theravance Biopharma, Inc.* 1,806 29,004
Third Harmonic Bio, Inc.*‡ 522 —
Trevi Therapeutics, Inc.* 4,499 63,616
Tvardi Therapeutics, Inc.* 284 960
WaVe Life Sciences Ltd.* 6,612 43,507
Xeris Biopharma Holdings, Inc.* 7,486 46,114
Zevra Therapeutics, Inc.* 2,622 30,389
3,418,316
Professional Services — 1.2%
Alight, Inc., Class
a
A 21,871 20,609
Asure Software, Inc.* 1,112 10,286
Barrett Business Services, Inc. 1,173 38,169
BlackSky Technology, Inc.* 1,498 72,608
CBIZ, Inc.* 2,325 77,190
Conduent, Inc.* 6,631 11,472
CRA International, Inc. 301 41,764
Exponent, Inc. 2,352 137,169
Falcon's Beyond Global, Inc.,
Class
a
A* 821 12,725
First Advantage Corp.* 3,727 59,632
Forrester Research, Inc.* 539 3,800
Franklin Covey Co.* 463 10,982
HireQuest, Inc. 262 3,445
Huron Consulting Group, Inc.* 803 86,234
IBEX Holdings Ltd.* 473 14,966
ICF International, Inc. 864 59,478
Innodata, Inc.* 1,448 152,011
Insperity, Inc. 1,698 58,530
Kelly Services, Inc., Class
a
A 1,445 16,791
Kforce, Inc. 823 38,673
Korn Ferry 2,469 172,781
Legalzoom.com, Inc.* 5,870 36,922
Maximus, Inc. 2,567 158,974
Mistras Group, Inc.* 517 9,089
Planet Labs PBC* 12,756 652,342

See accompanying notes to the financial statements.
RUSSELL 2000 HIGH INCOME ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Public Policy Holding Co., Inc.
(c) 198 $ 2,061
RCM Technologies, Inc.* 231 4,992
Resolute Holdings
Management, Inc.* 200 23,796
Resources Connection, Inc. 1,443 6,522
Skillsoft Corp.(b) 238 1,735
Spire Global, Inc.* 1,379 31,496
TIC Solutions, Inc.* 9,522 77,795
TriNet Group, Inc. 1,407 64,272
TrueBlue, Inc.* 1,348 8,371
TTEC Holdings, Inc.(b) 950 2,584
Upwork, Inc.* 5,793 51,094
Verra Mobility Corp., Class
a
A* 7,515 33,893
Willdan Group, Inc.* 662 60,136
2,325,389
Real Estate Management & Development — 0.4%
American Realty Investors, Inc.* 61 915
Compass, Inc., Class
a
A* 30,231 248,801
Cushman & Wakefield Ltd.* 10,900 135,596
Douglas Elliman, Inc.* 3,452 6,214
eXp World Holdings, Inc. 4,215 20,738
Forestar Group, Inc.* 909 24,970
FRP Holdings, Inc.* 548 12,664
Kennedy-Wilson Holdings, Inc. 5,695 62,702
Logistic Properties of The
Americas, Class
a
A* 149 443
Marcus & Millichap, Inc. 1,130 31,911
Maui Land & Pineapple Co.,
Inc.* 321 5,435
Newmark Group, Inc., Class
a
A 7,150 99,885
RE/MAX Holdings, Inc.,
Class
a
A* 862 8,223
Real Brokerage, Inc. (The)* 6,653 11,975
RMR Group, Inc. (The), Class
a
A 739 14,743
Seaport Entertainment Group,
Inc.* 351 8,863
St Joe Co. (The) 1,794 114,152
Stratus Properties, Inc.* 314 8,979
Tejon Ranch Co.* 990 19,137
Transcontinental Realty
Investors, Inc.* 52 2,016
838,362
Residential REITs — 0.2%
BRT Apartments Corp., REIT 510 7,390
Centerspace, REIT 794 53,579
Clipper Realty, Inc., REIT 652 2,047
Independence Realty Trust,
Inc., REIT 11,330 183,886
NexPoint Residential Trust, Inc.,
REIT 1,057 30,716
UMH Properties, Inc., REIT 3,781 56,791
334,409
Retail REITs — 1.0%
Acadia Realty Trust, REIT 6,214 136,832
Alexander's, Inc., REIT 102 25,103
Investments
Shares Value
Common Stocks (a) (continued)
CBL & Associates Properties,
Inc., REIT 860 $ 41,357
Curbline Properties Corp., REIT 4,583 133,503
FrontView REIT, Inc. 972 17,243
Getty Realty Corp., REIT 2,544 82,756
InvenTrust Properties Corp.,
REIT 3,674 121,720
Kite Realty Group Trust, REIT 10,243 280,863
Macerich Co. (The), REIT 12,974 292,174
NETSTREIT Corp., REIT(b) 3,960 80,230
Phillips Edison & Co., Inc., REIT 5,947 238,772
Saul Centers, Inc., REIT 578 20,034
SITE Centers Corp., REIT 2,363 11,933
Tanger, Inc., REIT 5,351 193,011
Urban Edge Properties, REIT 5,990 134,416
Whitestone REIT 2,125 40,545
1,850,492
Semiconductors & Semiconductor Equipment — 4.8%
ACM Research, Inc., Class
a
A* 2,419 209,389
Aehr Test Systems* 1,378 127,231
Aeluma, Inc.(b) 614 13,250
Alpha & Omega Semiconductor
Ltd.* 1,190 53,966
Ambarella, Inc.* 1,947 140,534
Ambiq Micro, Inc.* 852 67,870
Atomera, Inc.* 1,420 14,172
Axcelis Technologies, Inc.* 1,462 219,899
Blaize Holdings, Inc.(b) 4,137 7,281
CEVA, Inc.* 1,244 49,735
Cohu, Inc.* 2,153 113,571
Credo Technology Group
Holding Ltd.* 7,601 1,794,064
Diodes, Inc.* 2,161 227,597
FormFactor, Inc.* 3,668 456,996
Ichor Holdings Ltd.* 1,601 114,504
Impinj, Inc.* 1,322 199,622
indie Semiconductor, Inc.,
Class
a
A(b) 9,415 46,981
Kopin Corp.(b) 8,036 45,886
Kulicke & Soffa Industries, Inc. 2,399 244,434
MaxLinear, Inc., Class
a
A* 3,845 357,316
Navitas Semiconductor Corp.,
Class
a
A* 9,569 254,535
NVE Corp. 227 22,232
PDF Solutions, Inc.* 1,503 73,391
Penguin Solutions, Inc.* 2,451 136,839
Photronics, Inc.* 2,687 86,924
Power Integrations, Inc. 2,599 218,316
Rambus, Inc.* 5,080 738,937
Rigetti Computing, Inc.* 15,382 392,856
Semtech Corp.* 4,385 668,888
Silicon Laboratories, Inc.* 1,535 334,016
SiTime Corp.* 1,059 752,102
SkyWater Technology, Inc.* 1,671 65,136
Synaptics, Inc.* 1,831 251,360
T1 Energy, Inc.* 9,571 101,070
Ultra Clean Holdings, Inc.* 2,103 179,954
Veeco Instruments, Inc.* 2,797 161,219
8,942,073

See accompanying notes to the financial statements.
MAY 31, 2026 :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Software — 4.5%
8x8, Inc.* 6,463 $ 13,378
A10 Networks, Inc. 3,385 102,024
ACI Worldwide, Inc.* 4,872 212,760
Adeia, Inc. 5,118 136,753
Agilysys, Inc.* 1,218 105,430
Airship AI Holdings, Inc.(b) 1,081 3,265
Alarm.com Holdings, Inc.* 2,241 101,091
Alkami Technology, Inc.* 3,243 58,925
Amplitude, Inc., Class
a
A* 4,623 36,152
Appian Corp., Class
a
A* 1,855 43,407
Arteris, Inc.* 1,464 52,631
Asana, Inc., Class
a
A* 4,121 31,732
AudioEye, Inc.* 376 2,888
AvePoint, Inc.* 7,044 76,850
Bit Digital, Inc.(b) 15,149 30,601
Bitdeer Technologies Group,
Class
a
A(b) 5,763 100,795
Blackbaud, Inc.* 1,778 54,567
BlackLine, Inc.* 2,340 68,796
Blend Labs, Inc., Class
a
A* 9,287 16,624
Box, Inc., Class
a
A* 6,616 178,367
Braze, Inc., Class
a
A* 4,146 106,262
C3.ai, Inc., Class
a
A* 6,053 65,191
Cerence, Inc.* 2,073 26,659
Chaince Digital Holdings, Inc.(b) 1,804 14,847
Cipher Digital, Inc.* 15,277 361,301
Cleanspark, Inc.* 11,899 217,633
Clear Secure, Inc., Class
a
A 4,155 230,395
Clearwater Analytics Holdings,
Inc., Class
a
A* 13,137 319,755
Commvault Systems, Inc.* 2,082 247,237
Consensus Cloud Solutions,
Inc.* 887 30,468
Core Scientific, Inc.* 13,665 366,905
CS Disco, Inc.* 1,270 5,067
Daily Journal Corp.* 58 29,993
Digimarc Corp.* 735 10,804
Digital Turbine, Inc.* 5,102 44,796
Domo, Inc., Class
a
B* 1,606 6,697
D-Wave Quantum, Inc.(b) 17,216 518,890
eGain Corp.* 760 5,647
EverCommerce, Inc.(b) 677 7,616
Expensify, Inc., Class
a
A* 2,815 3,294
Five9, Inc.* 3,690 89,851
Freshworks, Inc., Class
a
A* 9,819 95,342
Hut 8 Corp.* 4,616 576,215
I3 Verticals, Inc., Class
a
A* 1,047 21,317
Intapp, Inc.* 2,689 62,089
InterDigital, Inc. 1,219 307,298
Kaltura, Inc.* 3,717 5,687
Life360, Inc.* 976 41,470
LiveRamp Holdings, Inc.* 2,946 110,652
MARA Holdings, Inc.* 17,865 256,899
Mitek Systems, Inc.* 2,096 36,009
N-able, Inc.* 3,348 12,388
NCR Voyix Corp.* 6,548 47,080
NextNav, Inc.* 4,463 92,027
OneSpan, Inc. 1,781 25,718
Investments
Shares Value
Common Stocks (a) (continued)
Ooma, Inc.* 1,194 $ 21,074
Pagaya Technologies Ltd.,
Class
a
A* 2,842 42,971
PagerDuty, Inc.* 4,141 41,203
PAR Technology Corp.* 1,887 29,135
Porch Group, Inc.* 4,123 42,962
Progress Software Corp.* 1,974 64,806
Q2 Holdings, Inc.* 2,930 138,735
Qualys, Inc.* 1,696 185,356
Rapid7, Inc.* 3,065 25,685
Red Violet, Inc.* 528 30,012
ReposiTrak, Inc. 578 5,971
Rezolve AI plc(b) 10,450 31,141
Rimini Street, Inc.* 2,298 8,985
Riot Platforms, Inc.* 16,418 445,092
Silvaco Group, Inc.* 381 3,680
SoundHound AI, Inc.,
Class
a
A(b) 18,237 164,133
SoundThinking, Inc.* 451 3,387
Sprinklr, Inc., Class
a
A* 5,394 30,099
Sprout Social, Inc., Class
a
A* 2,497 18,678
SPS Commerce, Inc.* 1,794 101,809
Telos Corp.* 2,403 11,510
Tenable Holdings, Inc.* 5,585 157,665
Terawulf, Inc.* 16,230 414,839
Varonis Systems, Inc., Class
a
B* 5,475 186,971
Vertex, Inc., Class
a
A* 3,303 44,095
Via Transportation, Inc.,
Class
a
A* 495 7,539
Viant Technology, Inc., Class
a
A* 717 9,120
Weave Communications, Inc.* 3,107 18,704
Workiva, Inc., Class
a
A* 2,392 119,074
Xperi, Inc.* 2,137 16,989
Yext, Inc.* 4,778 19,972
Zeta Global Holdings Corp.,
Class
a
A* 9,904 226,703
8,494,630
Specialized REITs — 0.3%
Farmland Partners, Inc., REIT 1,830 18,794
Four Corners Property Trust,
Inc., REIT 4,986 124,151
Gladstone Land Corp., REIT 1,652 15,661
Outfront Media, Inc., REIT 6,963 224,487
Safehold, Inc., REIT 2,643 39,566
Smartstop Self Storage REIT,
Inc., REIT 2,620 81,875
504,534
Specialty Retail — 1.4%
1-800-Flowers.com, Inc.,
Class
a
A* 1,111 5,077
Abercrombie & Fitch Co.,
Class
a
A* 2,138 165,096
Academy Sports & Outdoors,
Inc. 3,124 164,947
Advance Auto Parts, Inc. 2,826 170,238
American Eagle Outfitters, Inc. 7,510 118,658
America's Car-Mart, Inc.* 334 4,105
Arhaus, Inc., Class
a
A 2,409 16,309

See accompanying notes to the financial statements.
RUSSELL 2000 HIGH INCOME ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Arko Corp. 3,347 $ 25,973
Asbury Automotive Group, Inc.* 914 171,567
BARK, Inc.* 223 2,250
Barnes & Noble Education, Inc.* 760 7,874
Bed Bath & Beyond, Inc.* 3,228 19,788
Boot Barn Holdings, Inc.* 1,450 246,312
Buckle, Inc. (The) 1,488 68,255
Build-A-Bear Workshop, Inc. 576 21,433
Caleres, Inc. 1,557 22,670
Camping World Holdings, Inc.,
Class
a
A 2,837 20,795
Citi Trends, Inc.* 224 10,306
Designer Brands, Inc.,
Class
a
A(b) 1,573 12,144
Envela Corp.* 313 7,969
EVgo, Inc., Class
a
A(b) 6,107 13,558
Genesco, Inc.* 467 17,919
Group 1 Automotive, Inc. 552 174,620
Haverty Furniture Cos., Inc. 635 14,726
J Jill, Inc. 341 4,320
Lands' End, Inc.* 435 5,111
MarineMax, Inc.* 915 31,513
Monro, Inc. 1,329 21,862
National Vision Holdings, Inc.* 3,669 61,456
OneWater Marine, Inc., Class
a
A* 543 5,978
Outdoor Holding Co.* 4,985 10,269
Petco Health & Wellness Co.,
Inc., Class
a
A* 4,092 12,317
RealReal, Inc. (The)* 5,017 48,364
Revolve Group, Inc., Class
a
A* 1,907 37,377
Sally Beauty Holdings, Inc.* 4,670 62,018
Shoe Carnival, Inc. 854 15,116
Signet Jewelers Ltd. 1,865 162,982
Sleep Number Corp.* 864 1,028
Sonic Automotive, Inc., Class
a
A 704 58,164
Stitch Fix, Inc., Class
a
A* 5,263 18,736
ThredUp, Inc., Class
a
A* 4,710 21,901
Torrid Holdings, Inc.(b) 1,588 2,541
Upbound Group, Inc. 2,472 47,487
Urban Outfitters, Inc.* 3,073 223,253
Victoria's Secret & Co.* 3,259 179,245
Warby Parker, Inc., Class
a
A* 4,679 114,729
Winmark Corp. 140 53,000
Zumiez, Inc.* 615 15,147
2,716,503
Technology Hardware, Storage & Peripherals — 0.8%
Corsair Gaming, Inc.* 2,196 26,660
CPI Card Group, Inc.* 365 6,194
Diebold Nixdorf, Inc.* 1,140 92,500
Eastman Kodak Co.* 2,961 29,373
GPGI, Inc.(b) 8,376 101,852
Immersion Corp. 1,321 8,560
IonQ, Inc.(b) 16,247 1,170,921
Quantum Computing, Inc.(b) 9,490 113,500
Turtle Beach Corp.* 723 9,428
Xerox Holdings Corp.(b) 5,544 17,963
1,576,951
Investments
Shares Value
Common Stocks (a) (continued)
Textiles, Apparel & Luxury Goods — 0.4%
Capri Holdings Ltd.* 5,535 $ 102,453
Carter's, Inc. 1,675 64,638
Ermenegildo Zegna NV(b) 2,907 42,733
Figs, Inc., Class
a
A* 4,217 49,592
G-III Apparel Group Ltd. 1,710 55,284
Kontoor Brands, Inc. 2,593 186,100
Lakeland Industries, Inc. 411 4,447
Movado Group, Inc. 716 27,408
Oxford Industries, Inc. 665 29,672
Rocky Brands, Inc. 332 12,835
Steven Madden Ltd. 3,379 146,784
Superior Group of Cos., Inc. 516 6,600
Wolverine World Wide, Inc. 3,837 67,339
795,885
Tobacco — 0.1%
Ispire Technology, Inc.(b) 887 1,606
Turning Point Brands, Inc. 865 73,464
Universal Corp. 1,140 59,132
134,202
Trading Companies & Distributors — 0.9%
Alta Equipment Group, Inc.* 924 5,692
BlueLinx Holdings, Inc.* 360 18,716
Boise Cascade Co. 1,748 121,871
Custom Truck One Source, Inc.* 2,837 27,179
Distribution Solutions Group,
Inc.* 461 12,447
DNOW, Inc.* 8,742 111,810
DXP Enterprises, Inc.* 613 88,922
EVI Industries, Inc. 322 5,622
GATX Corp. 1,690 285,745
Global Industrial Co. 675 20,520
Herc Holdings, Inc. 1,538 204,554
Hudson Technologies, Inc.* 1,813 9,645
Karat Packaging, Inc. 403 10,929
McGrath RentCorp 1,156 125,993
NPK International, Inc.* 3,862 56,076
Rush Enterprises, Inc., Class
a
A 2,876 199,393
Rush Enterprises, Inc., Class
a
B 400 25,960
Titan Machinery, Inc.* 993 21,667
Transcat, Inc.* 432 36,513
Willis Lease Finance Corp. 132 23,365
Xometry, Inc., Class
a
A* 2,070 197,250
1,609,869
Transportation Infrastructure — 0.0%(d)
Sky Harbour Group Corp.(b) 1,001 9,399
Water Utilities — 0.3%
American States Water Co. 1,822 140,786
Cadiz, Inc.* 2,630 12,835
California Water Service Group 2,816 127,002
Consolidated Water Co. Ltd. 710 21,428
Global Water Resources, Inc. 686 5,001
H2O America 1,569 90,735
Middlesex Water Co. 861 45,228

See accompanying notes to the financial statements.
MAY 31, 2026 :: RUSSELL 2000 HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Investments
Shares Value
Common Stocks (a) (continued)
Pure Cycle Corp.* 981 $ 10,153
York Water Co. (The) 678 20,272
473,440
Wireless Telecommunication Services — 0.1%
Gogo, Inc.* 3,677 16,804
Spok Holdings, Inc. 959 10,156
Telephone and Data Systems,
Inc. 4,686 183,269
210,229
Total Common Stocks
(Cost $132,468,656)
160,090,455
Securities Lending Reinvestments (e) — 2 .5%
Investment Companies — 2 .5%
Invesco Government & Agency Portfolio,
Institutional Class 3.55% (f)
(Cost $4,603,140) 4,603,140 4,603,140
Principal
Amount
Short-Term Investments — 13 .4%
Repurchase Agreements (g) — 13 .4%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $25,074,117
(Cost $25,066,599) $ 25,066,599
25,066,599
Total Investments — 101.2%
(Cost $162,138,395) 189,760,194
Liabilities in excess of other assets — (1.2%) (2,214,522)
Net Assets — 100.0% $ 187,545,672
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $27,544,304.
(b) The security or a portion of this security is on loan at May 31,
2026. The total value of securities on loan at May 31, 2026 was
$5,284,090, collateralized in the form of cash with a value of
$4,603,140 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments and $849,781 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 6.25%, and maturity dates ranging from June
4, 2026 – February 15, 2056. The total value of collateral is
$5,452,921.
(c) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(d) Represents less than 0.05% of net assets.
(e) The security was purchased with cash collateral held from securities on loan at May 31, 2026. The total value of securities purchased was $4,603,140.
(f) Rate shown is the 7-day yield as of May 31, 2026.
(g) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
‡ Value determined using significant unobservable inputs and is reported as a Level 3 security in the valuation hierarchy table located in Note 2 in Notes to the Financial Statements.
Abbreviations
REIT Real Estate Investment Trust
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 36,518,026
Aggregate gross unrealized depreciation (10,253,718)
Net unrealized appreciation $ 26,264,308
Federal income tax cost $ 167,210,532

See accompanying notes to the financial statements.
RUSSELL 2000 HIGH INCOME ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ITWO
::
Futures Contracts Purchased
Russell 2000 High Income ETF had the following open long futures contracts as of May 31, 2026:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
Russell 2000
®
E-mini Index 181 6/18/2026 U.S. Dollar $ 26,464,915 $ 3,732,526
Swap Agreements
a
Russell 2000 High Income ETF had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
47,957,705 3/8/2027 BNP Paribas N/A
Russell 2000
®
Daily
Covered Call Index 75,179 — — 75,179
138,695,708 4/6/2027
Goldman Sachs
International N/A
Russell 2000
®
Daily
Covered Call Index (93,059) — 93,059 —
186,653,413 (17,880)
Total Unrealized
Appreciation
75,179
Total Unrealized
Depreciation
(93,059)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c No financing fee is paid or received on this swap.
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

MAY 31, 2026 :: RUSSELL U.S. DIVIDEND GROWERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TMDV
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .7%
Banks — 5.1%
Commerce Bancshares, Inc. 1,379 $ 72,012
Community Trust Bancorp, Inc. 1,163 77,758
United Bankshares, Inc. 1,730 75,099
224,869
Beverages — 4.6%
Brown-Forman Corp., Class
a
B 2,751 70,756
Coca-Cola Co. (The) 901 71,188
PepsiCo, Inc. 436 62,867
204,811
Building Products — 1.5%
Carlisle Cos., Inc. 195 67,238
Capital Markets — 5.2%
Franklin Resources, Inc. 2,648 82,141
S&P Global, Inc. 153 64,872
T. Rowe Price Group, Inc. 769 80,383
227,396
Chemicals — 9.8%
Air Products and Chemicals,
Inc. 256 71,327
HB Fuller Co. 1,183 75,807
PPG Industries, Inc. 650 73,437
RPM International, Inc. 680 72,059
Sherwin-Williams Co. (The) 210 63,806
Stepan Co. 1,447 76,474
432,910
Commercial Services & Supplies — 2.8%
ABM Industries, Inc. 1,585 61,910
MSA Safety, Inc. 379 62,838
124,748
Consumer Staples Distribution & Retail — 4.5%
Sysco Corp. 815 61,785
Target Corp. 575 73,065
Walmart, Inc. 561 64,936
199,786
Containers & Packaging — 1.4%
Sonoco Products Co. 1,302 63,381
Distributors — 1.4%
Genuine Parts Co. 600 59,220
Electrical Equipment — 1.6%
Emerson Electric Co. 502 72,198
Food Products — 7.0%
Archer-Daniels-Midland Co. 1,030 82,173
Hormel Foods Corp. 2,846 66,113
Marzetti Co. (The) 428 47,910
McCormick & Co., Inc.
(Non-Voting) 1,072 50,781
Investments
Shares Value
Common Stocks (continued)
Tootsie Roll Industries, Inc. 1,656 $ 62,448
309,425
Gas Utilities — 4.2%
Atmos Energy Corp. 375 63,424
National Fuel Gas Co. 748 57,783
Northwest Natural Holding Co. 1,333 64,637
185,844
Health Care Equipment & Supplies — 3.9%
Abbott Laboratories 633 54,185
Becton Dickinson & Co. 416 61,202
Medtronic plc 764 56,391
171,778
Health Care REITs — 1.5%
Universal Health Realty Income
Trust, REIT 1,608 66,652
Hotels, Restaurants & Leisure — 1.3%
McDonald's Corp. 211 58,911
Household Products — 5.7%
Clorox Co. (The) 605 54,462
Colgate-Palmolive Co. 743 66,967
Kimberly-Clark Corp. 665 64,904
Procter & Gamble Co. (The) 452 64,889
251,222
Insurance — 5.8%
Aflac, Inc. 624 70,150
Cincinnati Financial Corp. 420 66,117
Old Republic International
Corp. 1,661 61,839
RLI Corp. 1,126 56,345
254,451
Machinery — 8.2%
Dover Corp. 333 70,383
Gorman-Rupp Co. (The) 1,140 85,443
Illinois Tool Works, Inc. 251 62,067
Nordson Corp. 255 73,269
Stanley Black & Decker, Inc. 913 72,511
363,673
Metals & Mining — 2.3%
Nucor Corp. 412 103,000
Multi-Utilities — 3.0%
Black Hills Corp. 945 68,815
Consolidated Edison, Inc. 618 65,279
134,094
Oil, Gas & Consumable Fuels — 1.5%
Chevron Corp. 366 66,780
Pharmaceuticals — 1.5%
Johnson & Johnson 289 65,120

See accompanying notes to the financial statements.
RUSSELL U.S. DIVIDEND GROWERS ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TMDV
::
Investments
Shares Value
Common Stocks (continued)
Professional Services — 1.6%
Automatic Data Processing, Inc. 307 $ 68,105
Retail REITs — 3.3%
Federal Realty Investment Trust,
REIT 645 77,161
NNN REIT, Inc. 1,540 68,546
145,707
Specialty Retail — 1.4%
Lowe's Cos., Inc. 276 59,163
Tobacco — 1.6%
Universal Corp. 1,312 68,053
Trading Companies & Distributors — 1.7%
WW Grainger, Inc. 62 76,523
Water Utilities — 6.3%
American States Water Co. 922 71,243
California Water Service Group 1,524 68,732
H2O America(a) 1,194 69,049
Middlesex Water Co. 1,284 67,449
276,473
Total Common Stocks
(Cost $4,415,454)
4,401,531
Securities Lending Reinvestments (b) — 0 .2%
Investment Companies — 0 .2%
Invesco Government & Agency Portfolio,
Institutional Class 3.55% (c)
(Cost $10,881) 10,881 10,881
Principal
Amount
Short-Term Investments — 0 .1%
Repurchase Agreements (d) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $4,698
(Cost $4,696) $ 4,696
4,696
Total Investments — 100.0%
(Cost $4,431,031) 4,417,108
Liabilities in excess of other assets — 0.0%(e) (1,410)
Net Assets — 100.0% $ 4,415,698
(a) The security or a portion of this security is on loan at May 31,
2026. The total value of securities on loan at May 31, 2026
was $10,756, collateralized in the form of cash with a value of $10,881 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(b) The security was purchased with cash collateral held from securities on loan at May 31, 2026. The total value of securities purchased was $10,881.
(c) Rate shown is the 7-day yield as of May 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(e) Represents less than 0.05% of net assets.
Abbreviations
REIT Real Estate Investment Trust
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 615,117
Aggregate gross unrealized depreciation (645,397)
Net unrealized depreciation $ (30,280)
Federal income tax cost $ 4,447,388

MAY 31, 2026 :: S&P 500
®
Buyback Aristocrats ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

BUYB
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .8%
Aerospace & Defense — 3.8%
Lockheed Martin Corp. 257 $ 136,325
Northrop Grumman Corp. 234 131,901
Textron, Inc. 1,772 162,599
430,825
Air Freight & Logistics — 1.6%
Expeditors International of
Washington, Inc. 1,103 174,263
Banks — 4.3%
Citigroup, Inc. 1,308 164,677
JPMorgan Chase & Co. 527 157,736
PNC Financial Services Group,
Inc. (The) 733 162,081
484,494
Broadline Retail — 1.6%
eBay, Inc. 1,670 182,481
Building Products — 4.1%
A O Smith Corp. 2,423 137,433
Allegion plc 1,121 145,808
Masco Corp. 2,599 182,580
465,821
Capital Markets — 1.4%
Ameriprise Financial, Inc. 359 160,010
Communications Equipment — 2.1%
Cisco Systems, Inc. 1,935 233,013
Construction & Engineering — 1.7%
Comfort Systems USA, Inc. 107 195,618
Consumer Finance — 2.9%
American Express Co. 511 161,716
Synchrony Financial 2,249 160,669
322,385
Consumer Staples Distribution & Retail — 1.3%
Walmart, Inc. 1,271 147,118
Containers & Packaging — 1.3%
Avery Dennison Corp. 924 146,981
Distributors — 1.3%
Genuine Parts Co. 1,504 148,445
Electrical Equipment — 1.4%
Emerson Electric Co. 1,133 162,948
Electronic Equipment, Instruments & Components — 3.2%
Jabil, Inc. 564 205,612
TE Connectivity plc 727 155,149
360,761
Investments
Shares Value
Common Stocks (continued)
Financial Services — 6.0%
Corpay, Inc.* 533 $ 192,839
Mastercard, Inc., Class
a
A 317 156,592
PayPal Holdings, Inc. 3,528 157,878
Visa, Inc., Class
a
A 526 171,665
678,974
Food Products — 1.5%
Mondelez International, Inc.,
Class
a
A 2,747 168,034
Ground Transportation — 6.4%
CSX Corp. 3,839 173,753
JB Hunt Transport Services,
Inc. 723 199,859
Old Dominion Freight Line, Inc. 781 175,842
Union Pacific Corp. 649 170,454
719,908
Health Care Providers & Services — 7.0%
Cardinal Health, Inc. 754 148,387
DaVita, Inc.* 1,092 212,241
Henry Schein, Inc.* 2,142 164,034
McKesson Corp. 188 139,579
Universal Health Services, Inc.,
Class
a
B 868 126,824
791,065
Hotels, Restaurants & Leisure — 2.5%
Domino's Pizza, Inc. 429 133,239
McDonald's Corp. 529 147,697
280,936
Household Durables — 1.4%
PulteGroup, Inc. 1,345 158,952
Household Products — 1.5%
Colgate-Palmolive Co. 1,891 170,436
Industrial Conglomerates — 1.5%
Honeywell International, Inc. 698 166,026
Insurance — 8.7%
Aflac, Inc. 1,433 161,098
Globe Life, Inc. 1,095 167,798
Loews Corp. 1,472 152,425
MetLife, Inc. 2,175 179,851
Prudential Financial, Inc. 1,672 168,270
Travelers Cos., Inc. (The) 536 156,453
985,895
IT Services — 1.3%
Cognizant Technology Solutions
Corp., Class
a
A 2,652 147,862
Life Sciences Tools & Services — 2.9%
Agilent Technologies, Inc. 1,383 187,438

See accompanying notes to the financial statements.
S&P 500
®
Buyback Aristocrats ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

BUYB
::
Investments
Shares Value
Common Stocks (continued)
Mettler-Toledo International,
Inc.* 121 $ 142,850
330,288
Machinery — 2.7%
Illinois Tool Works, Inc. 599 148,121
Snap-on, Inc. 425 157,764
305,885
Pharmaceuticals — 2.6%
Eli Lilly & Co. 170 187,850
Zoetis, Inc., Class
a
A 1,352 105,037
292,887
Professional Services — 3.0%
Automatic Data Processing, Inc. 808 179,246
Verisk Analytics, Inc., Class
a
A 924 161,691
340,937
Semiconductors & Semiconductor Equipment — 4.5%
Applied Materials, Inc. 420 189,025
QUALCOMM, Inc. 1,269 318,546
507,571
Software — 1.6%
Adobe, Inc.* 676 175,226
Specialty Retail — 8.0%
AutoZone, Inc.* 48 140,889
O'Reilly Automotive, Inc.* 1,740 151,171
Ross Stores, Inc. 723 167,541
Tractor Supply Co. 3,575 112,720
Ulta Beauty, Inc.* 305 155,199
Williams-Sonoma, Inc. 865 176,088
903,608
Technology Hardware, Storage & Peripherals — 1.7%
Apple, Inc. 624 194,725
Textiles, Apparel & Luxury Goods — 1.5%
Deckers Outdoor Corp.* 1,522 173,280
Trading Companies & Distributors — 1.5%
WW Grainger, Inc. 141 174,028
Total Common Stocks
(Cost $11,190,708)
11,281,686
Total Investments — 99.8%
(Cost $11,190,708) 11,281,686
Other assets less liabilities — 0.2% 22,805
Net Assets — 100.0% $ 11,304,491
* Non-income producing security.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 223,741
Aggregate gross unrealized depreciation (136,006)
Net unrealized appreciation $ 87,735
Federal income tax cost $ 11,193,951

MAY 31, 2026 :: S&P 500
®
DIVIDEND ARISTOCRATS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

NOBL
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .7%
Aerospace & Defense — 1.6%
General Dynamics Corp. 498,218 $ 172,791,967
Air Freight & Logistics — 3.0%
CH Robinson Worldwide, Inc. 883,188 157,781,536
Expeditors International of
Washington, Inc. 1,074,187 169,710,804
327,492,340
Beverages — 4.2%
Brown-Forman Corp., Class
a
B 5,641,361 145,095,805
Coca-Cola Co. (The) 2,171,233 171,549,119
PepsiCo, Inc. 1,046,938 150,957,990
467,602,914
Biotechnology — 1.5%
AbbVie, Inc. 790,679 172,146,632
Building Products — 1.3%
A O Smith Corp. 2,495,448 141,541,811
Capital Markets — 6.1%
FactSet Research Systems,
Inc.(a) 674,842 165,653,466
Franklin Resources, Inc. 5,954,209 184,699,563
S&P Global, Inc. 364,707 154,635,768
T. Rowe Price Group, Inc. 1,635,887 170,999,268
675,988,065
Chemicals — 8.4%
Air Products and Chemicals,
Inc. 550,241 153,308,148
Albemarle Corp. 817,426 144,210,295
Ecolab, Inc. 598,820 153,297,920
Linde plc 327,782 163,133,824
PPG Industries, Inc. 1,462,183 165,197,435
Sherwin-Williams Co. (The) 484,685 147,266,690
926,414,312
Commercial Services & Supplies — 1.4%
Cintas Corp. 920,122 157,580,094
Consumer Staples Distribution & Retail — 4.2%
Sysco Corp. 2,168,538 164,396,866
Target Corp. 1,227,914 156,031,032
Walmart, Inc. 1,251,503 144,861,472
465,289,370
Containers & Packaging — 1.4%
Amcor plc 3,946,105 153,187,796
Distributors — 1.3%
Genuine Parts Co. 1,410,218 139,188,517
Electric Utilities — 2.9%
Eversource Energy 2,427,157 165,702,009
Investments
Shares Value
Common Stocks (continued)
NextEra Energy, Inc. 1,790,217 $ 155,766,781
321,468,790
Electrical Equipment — 1.4%
Emerson Electric Co. 1,119,836 161,054,813
Food Products — 6.2%
Archer-Daniels-Midland Co. 2,322,636 185,299,900
Hormel Foods Corp. 7,631,851 177,287,899
J M Smucker Co. (The) 1,693,982 174,818,942
McCormick & Co., Inc.
(Non-Voting) 3,119,859 147,787,721
685,194,462
Gas Utilities — 1.3%
Atmos Energy Corp. 886,650 149,959,114
Health Care Equipment & Supplies — 4.0%
Abbott Laboratories 1,749,011 149,715,342
Becton Dickinson & Co. 1,035,063 152,278,469
Medtronic plc 1,977,724 145,975,808
447,969,619
Health Care Providers & Services — 1.4%
Cardinal Health, Inc. 791,471 155,761,493
Hotels, Restaurants & Leisure — 1.4%
McDonald's Corp. 537,333 150,023,374
Household Products — 7.4%
Church & Dwight Co., Inc. 1,740,030 166,399,069
Clorox Co. (The) 1,628,147 146,565,793
Colgate-Palmolive Co. 1,982,449 178,678,128
Kimberly-Clark Corp. 1,678,927 163,863,275
Procter & Gamble Co. (The) 1,139,580 163,598,105
819,104,370
Insurance — 6.6%
Aflac, Inc. 1,398,567 157,226,902
Brown & Brown, Inc. 2,352,118 132,306,637
Chubb Ltd. 492,546 153,541,365
Cincinnati Financial Corp. 974,356 153,383,122
Erie Indemnity Co., Class
a
A 638,877 136,125,522
732,583,548
IT Services — 1.7%
International Business
Machines Corp. 634,284 188,889,775
Life Sciences Tools & Services — 1.7%
West Pharmaceutical Services,
Inc. 590,390 190,583,796
Machinery — 8.5%
Caterpillar, Inc. 202,646 177,491,552
Dover Corp. 736,298 155,623,945
Illinois Tool Works, Inc. 598,373 147,965,675
Nordson Corp. 573,673 164,833,463
Pentair plc 1,802,139 127,663,527

See accompanying notes to the financial statements.
S&P 500
®
DIVIDEND ARISTOCRATS ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

NOBL
::
Investments
Shares Value
Common Stocks (continued)
Stanley Black & Decker, Inc. 2,126,954 $ 168,922,687
942,500,849
Metals & Mining — 1.8%
Nucor Corp. 779,568 194,892,000
Multi-Utilities — 1.4%
Consolidated Edison, Inc. 1,499,127 158,352,785
Oil, Gas & Consumable Fuels — 2.9%
Chevron Corp. 872,114 159,125,920
Exxon Mobil Corp. 1,093,265 158,807,674
317,933,594
Personal Care Products — 1.5%
Kenvue, Inc. 9,374,965 161,999,395
Pharmaceuticals — 1.5%
Johnson & Johnson 717,136 161,592,255
Professional Services — 1.6%
Automatic Data Processing, Inc. 799,389 177,336,456
Residential REITs — 1.6%
Essex Property Trust, Inc., REIT 640,646 174,665,725
Retail REITs — 3.0%
Federal Realty Investment Trust,
REIT 1,459,502 174,600,224
Realty Income Corp., REIT 2,534,214 155,296,634
329,896,858
Software — 1.3%
Roper Technologies, Inc. 446,849 145,462,755
Specialty Retail — 1.2%
Lowe's Cos., Inc. 645,655 138,402,606
Trading Companies & Distributors — 3.0%
Fastenal Co. 3,549,005 156,866,021
WW Grainger, Inc. 138,504 170,947,177
327,813,198
Total Common Stocks
(Cost $9,720,386,372)
11,032,665,448
Securities Lending Reinvestments (b) — 0 .3%
Investment Companies — 0 .3%
Invesco Government & Agency Portfolio,
Institutional Class 3.55% (c)
(Cost $28,306,444) 28,306,444 28,306,444
Investments
Principal
Amount Value
Short-Term Investments — 0 .0% (d)
Repurchase Agreements (e) — 0 .0% (d)
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $4,320,332
(Cost $4,319,035) $ 4,319,035
$ 4,319,035
Total Investments — 100.0%
(Cost $9,753,011,851) 11,065,290,927
Other assets less liabilities — 0.0%(d) 1,421,567
Net Assets — 100.0% $ 11,066,712,494
(a) The security or a portion of this security is on loan at May 31,
2026. The total value of securities on loan at May 31, 2026 was
$28,506,186, collateralized in the form of cash with a value of
$28,306,444 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(b) The security was purchased with cash collateral held from securities on loan at May 31, 2026. The total value of securities purchased was $28,306,444.
(c) Rate shown is the 7-day yield as of May 31, 2026.
(d) Represents less than 0.05% of net assets.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 2,257,978,127
Aggregate gross unrealized depreciation (966,588,817)
Net unrealized appreciation $ 1,291,389,310
Federal income tax cost $ 9,773,901,617

MAY 31, 2026 :: S&P 500
®
DYNAMIC BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

FB
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 79 .1%
Aerospace & Defense — 1.6%
Axon Enterprise, Inc.* 2 $ 897
Boeing Co. (The)* 17 3,930
General Dynamics Corp. 6 2,081
General Electric Co. 23 7,447
Howmet Aerospace, Inc. 9 2,324
Huntington Ingalls Industries,
Inc. 1 308
L3Harris Technologies, Inc. 4 1,261
Lockheed Martin Corp. 4 2,122
Northrop Grumman Corp. 3 1,691
RTX Corp. 29 5,210
Textron, Inc. 4 367
TransDigm Group, Inc. 1 1,258
28,896
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. 3 536
Expeditors International of
Washington, Inc. 3 474
FedEx Corp. 5 2,059
United Parcel Service, Inc.,
Class
a
B 16 1,707
4,776
Automobile Components — 0.0%(a)
Aptiv plc* 5 340
Automobiles — 1.7%
Ford Motor Co. 85 1,482
General Motors Co. 20 1,665
Tesla, Inc.* 61 26,583
29,730
Banks — 2.5%
Bank of America Corp. 144 7,430
Citigroup, Inc. 38 4,784
Citizens Financial Group, Inc. 9 560
Fifth Third Bancorp 20 999
Huntington Bancshares, Inc. 44 720
JPMorgan Chase & Co. 59 17,659
KeyCorp 20 427
M&T Bank Corp. 3 648
PNC Financial Services Group,
Inc. (The) 9 1,990
Regions Financial Corp. 19 532
Truist Financial Corp. 27 1,302
US Bancorp 34 1,865
Wells Fargo & Co. 67 5,195
44,111
Beverages — 0.8%
Brown-Forman Corp., Class
a
B 4 103
Coca-Cola Co. (The) 84 6,637
Constellation Brands, Inc.,
Class
a
A 3 416
Keurig Dr Pepper, Inc. 29 871
Molson Coors Beverage Co.,
Class
a
B 4 158
Investments
Shares Value
Common Stocks (continued)
Monster Beverage Corp.* 15 $ 1,321
PepsiCo, Inc. 30 4,326
13,832
Biotechnology — 1.2%
AbbVie, Inc. 38 8,273
Amgen, Inc. 12 4,041
Biogen, Inc.* 3 588
Gilead Sciences, Inc. 27 3,630
Incyte Corp.* 4 387
Moderna, Inc.* 8 378
Regeneron Pharmaceuticals,
Inc. 2 1,230
Vertex Pharmaceuticals, Inc.* 6 2,685
21,212
Broadline Retail — 3.3%
Amazon.com, Inc.* 212 57,375
eBay, Inc. 10 1,093
58,468
Building Products — 0.4%
A O Smith Corp. 2 113
Allegion plc 2 260
Builders FirstSource, Inc.* 2 153
Carrier Global Corp. 17 1,086
Johnson Controls International
plc 13 1,743
Lennox International, Inc. 1 502
Masco Corp. 4 281
Trane Technologies plc 5 2,256
6,394
Capital Markets — 2.4%
Ameriprise Financial, Inc. 2 891
Ares Management Corp.,
Class
a
A 4 514
Bank of New York Mellon Corp.
(The) 15 2,091
Blackrock, Inc. 3 3,141
Blackstone, Inc. 16 1,871
Cboe Global Markets, Inc. 2 667
Charles Schwab Corp. (The) 36 3,145
CME Group, Inc. 8 2,188
Coinbase Global, Inc., Class
a
A* 5 945
FactSet Research Systems, Inc. 1 245
Franklin Resources, Inc. 7 217
Goldman Sachs Group, Inc.
(The) 7 7,179
Interactive Brokers Group, Inc.,
Class
a
A 10 870
Intercontinental Exchange, Inc. 12 1,774
Invesco Ltd. 10 285
KKR & Co., Inc. 15 1,439
Moody's Corp. 3 1,360
Morgan Stanley 26 5,408
MSCI, Inc., Class
a
A 2 1,263
Nasdaq, Inc. 10 925
Northern Trust Corp. 4 662
Raymond James Financial, Inc. 4 574

See accompanying notes to the financial statements.
S&P 500
®
DYNAMIC BUFFER ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

FB
::
Investments
Shares Value
Common Stocks (continued)
Robinhood Markets, Inc.,
Class
a
A* 17 $ 1,603
S&P Global, Inc. 7 2,968
State Street Corp. 6 934
T. Rowe Price Group, Inc. 5 523
43,682
Chemicals — 0.8%
Air Products and Chemicals,
Inc. 5 1,393
Albemarle Corp. 3 529
CF Industries Holdings, Inc. 3 337
Corteva, Inc. 15 1,174
Dow, Inc. 16 540
DuPont de Nemours, Inc. 9 436
Ecolab, Inc. 6 1,536
International Flavors &
Fragrances, Inc. 6 456
Linde plc 10 4,977
LyondellBasell Industries NV,
Class
a
A 6 400
Mosaic Co. (The) 7 168
PPG Industries, Inc. 5 565
Sherwin-Williams Co. (The) 5 1,519
14,030
Commercial Services & Supplies — 0.3%
Cintas Corp. 7 1,199
Copart, Inc.* 19 623
Republic Services, Inc., Class
a
A 4 802
Rollins, Inc. 6 285
Veralto Corp. 5 411
Waste Management, Inc. 8 1,692
5,012
Communications Equipment — 1.1%
Arista Networks, Inc.* 22 3,508
Ciena Corp.* 3 1,741
Cisco Systems, Inc. 86 10,356
F5, Inc.* 1 384
Lumentum Holdings, Inc.* 2 1,710
Motorola Solutions, Inc. 4 1,613
19,312
Construction & Engineering — 0.3%
Comfort Systems USA, Inc. 1 1,828
EMCOR Group, Inc. 1 827
Quanta Services, Inc. 3 2,135
4,790
Construction Materials — 0.2%
CRH plc 15 1,632
Martin Marietta Materials, Inc. 1 581
Vulcan Materials Co. 3 849
3,062
Consumer Finance — 0.4%
American Express Co. 12 3,798
Capital One Financial Corp. 14 2,631
Investments
Shares Value
Common Stocks (continued)
Synchrony Financial 8 $ 571
7,000
Consumer Staples Distribution & Retail — 1.4%
Casey's General Stores, Inc. 1 767
Costco Wholesale Corp. 10 9,563
Dollar General Corp. 5 553
Dollar Tree, Inc.* 4 466
Kroger Co. (The) 13 808
Sysco Corp. 10 758
Target Corp. 10 1,271
Walmart, Inc. 95 10,996
25,182
Containers & Packaging — 0.1%
Amcor plc 10 388
Avery Dennison Corp. 2 318
Ball Corp. 6 328
International Paper Co. 11 368
Packaging Corp. of America 2 438
Smurfit Westrock plc 11 453
2,293
Distributors — 0.0%(a)
Genuine Parts Co. 3 296
Pool Corp. 1 181
477
Diversified Telecommunication Services — 0.6%
AT&T, Inc. 152 3,770
Comcast Corp., Class
a
A 78 1,940
Verizon Communications, Inc. 92 4,398
10,108
Electric Utilities — 1.1%
Alliant Energy Corp. 6 430
American Electric Power Co.,
Inc. 12 1,520
Constellation Energy Corp. 7 2,014
Duke Energy Corp. 17 2,086
Edison International 8 560
Entergy Corp. 10 1,091
Evergy, Inc. 5 410
Eversource Energy 8 546
Exelon Corp. 22 1,004
FirstEnergy Corp. 11 510
NextEra Energy, Inc. 45 3,916
NRG Energy, Inc. 5 670
PG&E Corp. 48 784
Pinnacle West Capital Corp. 3 299
PPL Corp. 16 566
Southern Co. (The) 24 2,209
Xcel Energy, Inc. 13 1,034
19,649
Electrical Equipment — 0.9%
AMETEK, Inc. 5 1,129
Eaton Corp. plc 8 3,205
Emerson Electric Co. 12 1,726

See accompanying notes to the financial statements.
MAY 31, 2026 :: S&P 500
®
DYNAMIC BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

FB
::
Investments
Shares Value
Common Stocks (continued)
GE Vernova, Inc. 6 $ 5,810
Generac Holdings, Inc.* 1 278
Hubbell, Inc., Class
a
B 1 473
Rockwell Automation, Inc. 2 902
Vertiv Holdings Co., Class
a
A 8 2,526
16,049
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class
a
A 27 4,017
CDW Corp. 3 376
Coherent Corp.* 4 1,446
Corning, Inc. 17 3,080
Jabil, Inc. 2 729
Keysight Technologies, Inc.* 4 1,353
TE Connectivity plc 6 1,280
Teledyne Technologies, Inc.* 1 620
Zebra Technologies Corp.,
Class
a
A* 1 244
13,145
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class
a
A 21 1,341
Halliburton Co. 18 699
SLB Ltd. 32 1,746
3,786
Entertainment — 0.9%
Electronic Arts, Inc. 5 1,009
Live Nation Entertainment, Inc.* 3 505
Netflix, Inc.* 92 7,914
Take-Two Interactive Software,
Inc.* 4 897
TKO Group Holdings, Inc.,
Class
a
A 1 205
Walt Disney Co. (The) 38 3,870
Warner Bros Discovery, Inc.* 54 1,458
15,858
Financial Services — 2.5%
Apollo Global Management, Inc. 10 1,287
Berkshire Hathaway, Inc.,
Class
a
B* 40 18,979
Block, Inc., Class
a
A* 12 909
Corpay, Inc.* 2 723
Fidelity National Information
Services, Inc. 11 473
Fiserv, Inc.* 12 679
Global Payments, Inc. 5 377
Jack Henry & Associates, Inc. 2 273
Mastercard, Inc., Class
a
A 18 8,892
PayPal Holdings, Inc. 20 895
Visa, Inc., Class
a
A 36 11,749
45,236
Food Products — 0.3%
Archer-Daniels-Midland Co. 10 798
Bunge Global SA 3 370
Campbell's Co. (The)(b) 4 85
Conagra Brands, Inc. 10 133
General Mills, Inc. 12 406
Investments
Shares Value
Common Stocks (continued)
Hershey Co. (The) 3 $ 582
Hormel Foods Corp. 6 139
J M Smucker Co. (The) 2 206
Kraft Heinz Co. (The) 18 432
McCormick & Co., Inc.
(Non-Voting) 6 284
Mondelez International, Inc.,
Class
a
A 28 1,713
Tyson Foods, Inc., Class
a
A 6 366
5,514
Gas Utilities — 0.0%(a)
Atmos Energy Corp. 4 677
Ground Transportation — 0.6%
CSX Corp. 40 1,810
JB Hunt Transport Services,
Inc. 2 553
Norfolk Southern Corp. 5 1,525
Old Dominion Freight Line, Inc. 4 901
Uber Technologies, Inc.* 45 3,168
Union Pacific Corp. 13 3,414
11,371
Health Care Equipment & Supplies — 1.1%
Abbott Laboratories 38 3,253
Align Technology, Inc.* 1 175
Baxter International, Inc. 11 206
Becton Dickinson & Co. 6 883
Boston Scientific Corp.* 32 1,546
Cooper Cos., Inc. (The)* 4 245
Dexcom, Inc.* 8 590
Edwards Lifesciences Corp.* 13 1,124
GE HealthCare Technologies,
Inc. 10 623
IDEXX Laboratories, Inc.* 2 1,127
Insulet Corp.* 2 290
Intuitive Surgical, Inc.* 8 3,397
Medtronic plc 28 2,067
ResMed, Inc. 3 572
Solventum Corp.* 3 225
STERIS plc 2 425
Stryker Corp. 7 2,136
Zimmer Biomet Holdings, Inc. 4 329
19,213
Health Care Providers & Services — 1.2%
Cardinal Health, Inc. 5 984
Cencora, Inc. 4 1,078
Centene Corp.* 10 596
Cigna Group (The) 6 1,664
CVS Health Corp. 28 2,548
DaVita, Inc.* 1 194
Elevance Health, Inc. 5 1,966
HCA Healthcare, Inc. 3 1,136
Henry Schein, Inc.* 2 153
Humana, Inc. 3 916
Labcorp Holdings, Inc. 2 520
McKesson Corp. 3 2,227
Quest Diagnostics, Inc. 2 390

See accompanying notes to the financial statements.
S&P 500
®
DYNAMIC BUFFER ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

FB
::
Investments
Shares Value
Common Stocks (continued)
UnitedHealth Group, Inc. 20 $ 7,606
Universal Health Services, Inc.,
Class
a
B 1 146
22,124
Health Care REITs — 0.2%
Alexandria Real Estate Equities,
Inc., REIT 3 149
Healthpeak Properties, Inc.,
REIT 15 287
Ventas, Inc., REIT 10 844
Welltower, Inc., REIT 15 3,080
4,360
Health Care Technology — 0.0%(a)
Veeva Systems, Inc., Class
a
A* 3 523
Hotel & Resort REITs — 0.0%(a)
Host Hotels & Resorts, Inc.,
REIT 14 322
Hotels, Restaurants & Leisure — 1.2%
Airbnb, Inc., Class
a
A* 9 1,200
Booking Holdings, Inc. 17 2,846
Carnival Corp. Ltd. 28 786
Chipotle Mexican Grill, Inc.,
Class
a
A* 28 892
Darden Restaurants, Inc. 2 408
Domino's Pizza, Inc. 1 311
DoorDash, Inc., Class
a
A* 8 1,274
Expedia Group, Inc. 3 677
Hilton Worldwide Holdings, Inc. 5 1,638
Las Vegas Sands Corp. 7 354
Marriott International, Inc.,
Class
a
A 5 1,878
McDonald's Corp. 15 4,188
MGM Resorts International* 4 175
Norwegian Cruise Line Holdings
Ltd.* 10 183
Royal Caribbean Cruises Ltd. 5 1,423
Starbucks Corp. 25 2,479
Wynn Resorts Ltd. 2 203
Yum! Brands, Inc. 6 888
21,803
Household Durables — 0.2%
DR Horton, Inc. 6 882
Garmin Ltd. 4 936
Lennar Corp., Class
a
A 5 449
PulteGroup, Inc. 4 473
2,740
Household Products — 0.6%
Church & Dwight Co., Inc. 5 478
Clorox Co. (The) 3 270
Colgate-Palmolive Co. 17 1,533
Kimberly-Clark Corp. 7 683
Procter & Gamble Co. (The) 50 7,178
10,142
Investments
Shares Value
Common Stocks (continued)
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 15 $ 220
Vistra Corp. 7 1,122
1,342
Industrial Conglomerates — 0.3%
3M Co. 11 1,684
Honeywell International, Inc. 14 3,330
5,014
Industrial REITs — 0.2%
Prologis, Inc., REIT 20 2,869
Insurance — 1.2%
Aflac, Inc. 10 1,124
Allstate Corp. (The) 6 1,237
American International Group,
Inc. 12 891
Aon plc, Class
a
A 5 1,580
Arch Capital Group Ltd.* 8 715
Arthur J Gallagher & Co. 6 1,207
Assurant, Inc. 1 249
Brown & Brown, Inc. 6 338
Chubb Ltd. 8 2,494
Cincinnati Financial Corp. 3 472
Erie Indemnity Co., Class
a
A 1 213
Everest Group Ltd. 1 324
Globe Life, Inc. 2 307
Hartford Insurance Group, Inc.
(The) 6 763
Loews Corp. 4 414
Marsh & McLennan Cos., Inc. 11 1,760
MetLife, Inc. 12 992
Principal Financial Group, Inc. 4 414
Progressive Corp. (The) 13 2,475
Prudential Financial, Inc. 8 805
Travelers Cos., Inc. (The) 5 1,459
W R Berkley Corp. 6 381
Willis Towers Watson plc 2 499
21,113
Interactive Media & Services — 6.5%
Alphabet, Inc., Class
a
A 126 47,923
Alphabet, Inc., Class
a
C 101 38,019
Meta Platforms, Inc., Class
a
A 47 29,728
115,670
IT Services — 0.6%
Accenture plc, Class
a
A 13 2,432
Akamai Technologies, Inc.* 3 449
Cognizant Technology Solutions
Corp., Class
a
A 10 558
EPAM Systems, Inc.* 1 102
Gartner, Inc.* 2 324
GoDaddy, Inc., Class
a
A* 3 257
International Business
Machines Corp. 20 5,956

See accompanying notes to the financial statements.
MAY 31, 2026 :: S&P 500
®
DYNAMIC BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

FB
::
Investments
Shares Value
Common Stocks (continued)
VeriSign, Inc. 2 $ 571
10,649
Leisure Products — 0.0%(a)
Hasbro, Inc. 3 259
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc. 6 813
Bio-Techne Corp. 3 155
Charles River Laboratories
International, Inc.* 1 181
Danaher Corp. 14 2,557
IQVIA Holdings, Inc.* 4 729
Revvity, Inc. 2 209
Thermo Fisher Scientific, Inc. 8 3,940
Waters Corp.* 2 767
West Pharmaceutical Services,
Inc. 2 646
9,997
Machinery — 1.3%
Caterpillar, Inc. 10 8,759
Cummins, Inc. 3 1,940
Deere & Co. 5 2,711
Dover Corp. 3 634
Fortive Corp. 7 408
IDEX Corp. 2 422
Illinois Tool Works, Inc. 6 1,484
Ingersoll Rand, Inc. 8 573
Nordson Corp. 1 287
Otis Worldwide Corp. 8 567
PACCAR, Inc. 11 1,214
Parker-Hannifin Corp. 3 2,534
Pentair plc 4 283
Snap-on, Inc. 1 371
Stanley Black & Decker, Inc. 3 238
Westinghouse Air Brake
Technologies Corp. 4 1,044
Xylem, Inc. 5 548
24,017
Media — 0.1%
Charter Communications, Inc.,
Class
a
A* 2 288
EchoStar Corp., Class
a
A(b) 3 388
Fox Corp., Class
a
A 4 256
Fox Corp., Class
a
B 3 172
News Corp., Class
a
A 8 209
News Corp., Class
a
B 3 89
Omnicom Group, Inc. 7 509
Paramount Skydance Corp.,
Class
a
B(b) 7 74
Trade Desk, Inc. (The), Class
a
A* 10 216
2,201
Metals & Mining — 0.4%
Freeport-McMoRan, Inc. 31 2,037
Newmont Corp. 24 2,635
Nucor Corp. 5 1,250
Investments
Shares Value
Common Stocks (continued)
Steel Dynamics, Inc. 3 $ 781
6,703
Multi-Utilities — 0.4%
Ameren Corp. 6 648
CenterPoint Energy, Inc. 14 592
CMS Energy Corp. 7 508
Consolidated Edison, Inc. 8 845
Dominion Energy, Inc. 19 1,272
DTE Energy Co. 5 714
NiSource, Inc. 10 462
Public Service Enterprise
Group, Inc. 11 865
Sempra 14 1,248
WEC Energy Group, Inc. 7 777
7,931
Office REITs — 0.0%(a)
BXP, Inc., REIT 3 180
Oil, Gas & Consumable Fuels — 2.3%
APA Corp. 8 291
Chevron Corp. 41 7,481
ConocoPhillips 27 3,077
Devon Energy Corp. 25 1,112
Diamondback Energy, Inc. 4 766
EOG Resources, Inc. 12 1,601
EQT Corp. 14 769
Expand Energy Corp. 5 465
Exxon Mobil Corp. 91 13,219
Kinder Morgan, Inc. 42 1,305
Marathon Petroleum Corp. 6 1,493
Occidental Petroleum Corp. 16 906
ONEOK, Inc. 14 1,175
Phillips 66 9 1,583
Targa Resources Corp. 5 1,275
Texas Pacific Land Corp. 1 393
Valero Energy Corp. 7 1,714
Williams Cos., Inc. (The) 27 1,928
40,553
Passenger Airlines — 0.1%
Delta Air Lines, Inc. 14 1,155
Southwest Airlines Co. 11 472
United Airlines Holdings, Inc.* 7 804
2,431
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The),
Class
a
A 5 444
Kenvue, Inc. 42 726
1,170
Pharmaceuticals — 2.4%
Bristol-Myers Squibb Co. 44 2,516
Eli Lilly & Co. 17 18,785
Johnson & Johnson 52 11,717
Merck & Co., Inc. 54 6,411
Pfizer, Inc. 123 3,220

See accompanying notes to the financial statements.
S&P 500
®
DYNAMIC BUFFER ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

FB
::
Investments
Shares Value
Common Stocks (continued)
Viatris, Inc. 25 $ 407
Zoetis, Inc., Class
a
A 9 699
43,755
Professional Services — 0.3%
Automatic Data Processing, Inc. 9 1,997
Broadridge Financial Solutions,
Inc. 3 461
Equifax, Inc. 3 497
Jacobs Solutions, Inc. 3 360
Leidos Holdings, Inc. 3 383
Paychex, Inc. 7 679
Verisk Analytics, Inc., Class
a
A 3 525
4,902
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class
a
A* 6 750
CoStar Group, Inc.* 9 290
1,040
Residential REITs — 0.1%
AvalonBay Communities, Inc.,
REIT 3 548
Camden Property Trust, REIT 2 213
Equity Residential, REIT 7 458
Essex Property Trust, Inc., REIT 1 273
Invitation Homes, Inc., REIT 12 351
Mid-America Apartment
Communities, Inc., REIT 3 387
UDR, Inc., REIT 7 258
2,488
Retail REITs — 0.2%
Federal Realty Investment Trust,
REIT 2 239
Kimco Realty Corp., REIT 15 361
Realty Income Corp., REIT 20 1,226
Regency Centers Corp., REIT 4 310
Simon Property Group, Inc.,
REIT 7 1,434
3,570
Semiconductors & Semiconductor Equipment — 14.4%
Advanced Micro Devices, Inc.* 35 18,063
Analog Devices, Inc. 11 4,552
Applied Materials, Inc. 17 7,651
Broadcom, Inc. 103 46,017
First Solar, Inc.* 2 614
Intel Corp.* 102 11,697
KLA Corp. 3 5,765
Lam Research Corp. 27 8,591
Microchip Technology, Inc. 12 1,136
Micron Technology, Inc. 24 23,304
Monolithic Power Systems, Inc. 1 1,566
NVIDIA Corp. 527 111,271
NXP Semiconductors NV 5 1,607
ON Semiconductor Corp.* 9 1,086
Qnity Electronics, Inc. 5 780
QUALCOMM, Inc. 23 5,773
Skyworks Solutions, Inc.(b) 3 234
Investments
Shares Value
Common Stocks (continued)
Teradyne, Inc. 3 $ 1,123
Texas Instruments, Inc. 20 6,114
256,944
Software — 7.0%
Adobe, Inc.* 9 2,333
AppLovin Corp., Class
a
A* 6 3,679
Autodesk, Inc.* 5 1,157
Cadence Design Systems, Inc.* 6 2,250
Crowdstrike Holdings, Inc.,
Class
a
A* 5 3,655
Datadog, Inc., Class
a
A* 7 1,731
Fair Isaac Corp.* 1 1,251
Fortinet, Inc.* 14 1,932
Gen Digital, Inc. 12 309
Intuit, Inc. 6 1,989
Microsoft Corp. 161 72,489
Oracle Corp. 37 8,354
Palantir Technologies, Inc.,
Class
a
A* 50 7,827
Palo Alto Networks, Inc.* 18 5,070
PTC, Inc.* 3 416
Roper Technologies, Inc. 2 651
Salesforce, Inc. 20 3,822
ServiceNow, Inc.* 23 2,860
Synopsys, Inc.* 4 1,902
Trimble, Inc.* 5 282
Tyler Technologies, Inc.* 1 313
Workday, Inc., Class
a
A* 5 731
125,003
Specialized REITs — 0.6%
American Tower Corp., REIT 10 1,870
Crown Castle, Inc., REIT 9 823
Digital Realty Trust, Inc., REIT 7 1,330
Equinix, Inc., REIT 2 2,136
Extra Space Storage, Inc., REIT 5 722
Iron Mountain, Inc., REIT 6 770
Public Storage, REIT 3 911
SBA Communications Corp.,
Class
a
A, REIT 2 406
VICI Properties, Inc., Class
a
A,
REIT 24 677
Weyerhaeuser Co., REIT 16 392
10,037
Specialty Retail — 1.1%
Best Buy Co., Inc. 4 312
Carvana Co., Class
a
A* 15 1,095
Home Depot, Inc. (The) 22 6,977
Lowe's Cos., Inc. 12 2,572
O'Reilly Automotive, Inc.* 18 1,564
Ross Stores, Inc. 7 1,622
TJX Cos., Inc. (The) 24 3,714
Tractor Supply Co. 11 347
Ulta Beauty, Inc.* 1 509
Williams-Sonoma, Inc. 3 611
19,323

See accompanying notes to the financial statements.
MAY 31, 2026 :: S&P 500
®
DYNAMIC BUFFER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

FB
::
Investments
Shares Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals — 6.6%
Apple, Inc. 319 $ 99,547
Dell Technologies, Inc., Class
a
C 6 2,525
Hewlett Packard Enterprise Co. 29 1,248
HP, Inc. 20 541
NetApp, Inc. 4 697
Sandisk Corp.* 3 5,085
Seagate Technology Holdings
plc 5 4,399
Super Micro Computer, Inc.* 11 507
Western Digital Corp. 7 3,719
118,268
Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp.* 3 342
Lululemon Athletica, Inc.* 2 262
NIKE, Inc., Class
a
B 26 1,202
Ralph Lauren Corp., Class
a
A 1 364
Tapestry, Inc. 4 582
2,752
Tobacco — 0.5%
Altria Group, Inc. 36 2,505
Philip Morris International, Inc. 34 6,031
8,536
Trading Companies & Distributors — 0.2%
Fastenal Co. 25 1,105
United Rentals, Inc. 1 996
WW Grainger, Inc. 1 1,234
3,335
Water Utilities — 0.0%(a)
American Water Works Co., Inc. 4 493
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc. 10 1,875
Total Common Stocks
(Cost $1,138,190)
1,409,639
Securities Lending Reinvestments (c) — 0 .0% (a)
Investment Companies — 0 .0% (a)
Invesco Government & Agency Portfolio,
Institutional Class 3.55% (d)
(Cost $410) 410 410
Investments
Principal
Amount Value
Short-Term Investments — 18 .6%
Repurchase Agreements (e) — 18 .6%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $332,566
(Cost $332,467) $ 332,467
$ 332,467
Total Investments — 97.7%
(Cost $1,471,067) 1,742,516
Other assets less liabilities — 2.3% 41,445
Net Assets — 100.0% $ 1,783,961
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The security or a portion of this security is on loan at May 31,
2026. The total value of securities on loan at May 31, 2026 was
$412, collateralized in the form of cash with a value of $410 that was reinvested in the securities shown in the Securities Lending
Reinvestment section of the Schedule of Portfolio Investments and $22 of collateral in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.00% – 6.25%, and
maturity dates ranging from June 18, 2026 – February 15, 2056.
The total value of collateral is $432.
(c) The security was purchased with cash collateral held from securities on loan at May 31, 2026. The total value of securities purchased was $410.
(d) Rate shown is the 7-day yield as of May 31, 2026.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 375,665
Aggregate gross unrealized depreciation (598,391)
Net unrealized depreciation $ (222,726)
Federal income tax cost $ 1,471,067

See accompanying notes to the financial statements.
S&P 500
®
DYNAMIC BUFFER ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

FB
::
Futures Contracts Purchased
S&P 500
®
Dynamic Buffer ETF had the following open long futures contracts as of May 31, 2026:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
S&P 500
®
E-Mini Index 1 6/18/2026 U.S. Dollar $ 379,788 $ 45,475
Swap Agreements
a
S&P 500
®
Dynamic Buffer ETF had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
1,782,450 11/6/2026
Goldman Sachs
International N/A
S&P
®
500 Daily
Dynamic Buffer Index (539,650) — 526,343 (13,307)
1,782,450 (539,650)
Total Unrealized
Depreciation
(539,650)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c No financing fee is paid or received on this swap.
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

MAY 31, 2026 :: S&P 500
®
EX-ENERGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXE
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .8%
Aerospace & Defense — 2.1%
Axon Enterprise, Inc.* 105 $ 47,116
Boeing Co. (The)* 1,049 242,476
General Dynamics Corp. 340 117,919
General Electric Co. 1,400 453,264
Howmet Aerospace, Inc. 534 137,905
Huntington Ingalls Industries,
Inc. 53 16,333
L3Harris Technologies, Inc. 248 78,165
Lockheed Martin Corp. 270 143,221
Northrop Grumman Corp. 178 100,335
RTX Corp. 1,789 321,412
Textron, Inc. 231 21,197
TransDigm Group, Inc. 75 94,374
1,773,717
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. 158 28,227
Expeditors International of
Washington, Inc. 180 28,438
FedEx Corp. 289 118,996
United Parcel Service, Inc.,
Class
a
B 985 105,089
280,750
Automobile Components — 0.0%(a)
Aptiv plc* 284 19,295
Automobiles — 2.2%
Ford Motor Co. 5,223 91,089
General Motors Co. 1,206 100,387
Tesla, Inc.* 3,750 1,634,213
1,825,689
Banks — 3.2%
Bank of America Corp. 8,849 456,608
Citigroup, Inc. 2,331 293,473
Citizens Financial Group, Inc. 564 35,115
Fifth Third Bancorp 1,199 59,866
Huntington Bancshares, Inc. 2,704 44,237
JPMorgan Chase & Co. 3,596 1,076,319
KeyCorp 1,247 26,599
M&T Bank Corp. 202 43,654
PNC Financial Services Group,
Inc. (The) 539 119,184
Regions Financial Corp. 1,155 32,340
Truist Financial Corp. 1,683 81,137
US Bancorp 2,071 113,594
Wells Fargo & Co. 4,125 319,853
2,701,979
Beverages — 1.0%
Brown-Forman Corp., Class
a
B 226 5,813
Coca-Cola Co. (The) 5,163 407,928
Constellation Brands, Inc.,
Class
a
A 188 26,098
Keurig Dr Pepper, Inc. 1,808 54,294
Molson Coors Beverage Co.,
Class
a
B 224 8,855
Investments
Shares Value
Common Stocks (continued)
Monster Beverage Corp.* 949 $ 83,588
PepsiCo, Inc. 1,821 262,570
849,146
Biotechnology — 1.5%
AbbVie, Inc. 2,359 513,601
Amgen, Inc. 718 241,815
Biogen, Inc.* 197 38,612
Gilead Sciences, Inc. 1,656 222,616
Incyte Corp.* 223 21,573
Moderna, Inc.* 461 21,755
Regeneron Pharmaceuticals,
Inc. 135 82,995
Vertex Pharmaceuticals, Inc.* 340 152,164
1,295,131
Broadline Retail — 4.3%
Amazon.com, Inc.* 13,028 3,525,898
eBay, Inc. 602 65,780
3,591,678
Building Products — 0.5%
A O Smith Corp. 149 8,452
Allegion plc 116 15,088
Builders FirstSource, Inc.* 147 11,210
Carrier Global Corp. 1,048 66,936
Johnson Controls International
plc 818 109,661
Lennox International, Inc. 43 21,593
Masco Corp. 272 19,108
Trane Technologies plc 294 132,682
384,730
Capital Markets — 3.2%
Ameriprise Financial, Inc. 122 54,377
Ares Management Corp.,
Class
a
A 275 35,337
Bank of New York Mellon Corp.
(The) 918 127,997
Blackrock, Inc. 194 203,095
Blackstone, Inc. 998 116,736
Cboe Global Markets, Inc. 140 46,698
Charles Schwab Corp. (The) 2,228 194,616
CME Group, Inc. 481 131,573
Coinbase Global, Inc., Class
a
A* 298 56,331
FactSet Research Systems,
Inc.(b) 51 12,519
Franklin Resources, Inc. 406 12,594
Goldman Sachs Group, Inc.
(The) 399 409,198
Interactive Brokers Group, Inc.,
Class
a
A 593 51,573
Intercontinental Exchange, Inc. 758 112,070
Invesco Ltd. 591 16,820
KKR & Co., Inc. 915 87,785
Moody's Corp. 204 92,463
Morgan Stanley 1,605 333,840
MSCI, Inc., Class
a
A 98 61,875
Nasdaq, Inc. 598 55,327
Northern Trust Corp. 248 41,032

See accompanying notes to the financial statements.
S&P 500
®
EX-ENERGY ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXE
::
Investments
Shares Value
Common Stocks (continued)
Raymond James Financial, Inc. 233 $ 33,415
Robinhood Markets, Inc.,
Class
a
A* 1,054 99,392
S&P Global, Inc. 407 172,568
State Street Corp. 371 57,742
T. Rowe Price Group, Inc. 292 30,523
2,647,496
Chemicals — 1.0%
Air Products and Chemicals,
Inc. 297 82,750
Albemarle Corp. 157 27,698
CF Industries Holdings, Inc. 208 23,369
Corteva, Inc. 896 70,139
Dow, Inc. 956 32,265
DuPont de Nemours, Inc. 544 26,340
Ecolab, Inc. 341 87,296
International Flavors &
Fragrances, Inc. 341 25,933
Linde plc 622 309,563
LyondellBasell Industries NV,
Class
a
A 344 22,928
Mosaic Co. (The) 421 10,062
PPG Industries, Inc. 299 33,781
Sherwin-Williams Co. (The) 308 93,583
845,707
Commercial Services & Supplies — 0.4%
Cintas Corp. 452 77,410
Copart, Inc.* 1,185 38,832
Republic Services, Inc., Class
a
A 269 53,918
Rollins, Inc. 388 18,469
Veralto Corp. 332 27,300
Waste Management, Inc. 495 104,673
320,602
Communications Equipment — 1.4%
Arista Networks, Inc.* 1,377 219,590
Ciena Corp.* 189 109,663
Cisco Systems, Inc. 5,269 634,493
F5, Inc.* 75 28,759
Lumentum Holdings, Inc.* 95 81,221
Motorola Solutions, Inc. 220 88,722
1,162,448
Construction & Engineering — 0.3%
Comfort Systems USA, Inc. 48 87,754
EMCOR Group, Inc. 60 49,609
Quanta Services, Inc. 199 141,635
278,998
Construction Materials — 0.2%
CRH plc 893 97,150
Martin Marietta Materials, Inc. 80 46,531
Vulcan Materials Co. 176 49,794
193,475
Consumer Finance — 0.5%
American Express Co. 714 225,960
Investments
Shares Value
Common Stocks (continued)
Capital One Financial Corp. 835 $ 156,921
Synchrony Financial 462 33,005
415,886
Consumer Staples Distribution & Retail — 1.8%
Casey's General Stores, Inc. 49 37,590
Costco Wholesale Corp. 592 566,141
Dollar General Corp. 293 32,409
Dollar Tree, Inc.* 247 28,761
Kroger Co. (The) 776 48,228
Sysco Corp. 638 48,367
Target Corp. 603 76,623
Walmart, Inc. 5,846 676,675
1,514,794
Containers & Packaging — 0.2%
Amcor plc 614 23,836
Avery Dennison Corp. 104 16,543
Ball Corp. 356 19,463
International Paper Co. 701 23,462
Packaging Corp. of America 119 26,050
Smurfit Westrock plc 694 28,558
137,912
Distributors — 0.0%(a)
Genuine Parts Co. 184 18,161
Pool Corp. 44 7,981
26,142
Diversified Telecommunication Services — 0.7%
AT&T, Inc. 9,335 231,508
Comcast Corp., Class
a
A 4,784 118,978
Verizon Communications, Inc. 5,623 268,836
619,322
Electric Utilities — 1.4%
Alliant Energy Corp. 342 24,491
American Electric Power Co.,
Inc. 722 91,456
Constellation Energy Corp. 415 119,416
Duke Energy Corp. 1,036 127,148
Edison International 512 35,809
Entergy Corp. 603 65,757
Evergy, Inc. 307 25,186
Eversource Energy 500 34,135
Exelon Corp. 1,363 62,207
FirstEnergy Corp. 691 32,056
NextEra Energy, Inc. 2,775 241,453
NRG Energy, Inc. 283 37,945
PG&E Corp. 2,927 47,827
Pinnacle West Capital Corp. 158 15,759
PPL Corp. 986 34,895
Southern Co. (The) 1,469 135,221
Xcel Energy, Inc. 788 62,646
1,193,407
Electrical Equipment — 1.2%
AMETEK, Inc. 307 69,336
Eaton Corp. plc 517 207,110

See accompanying notes to the financial statements.
MAY 31, 2026 :: S&P 500
®
EX-ENERGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXE
::
Investments
Shares Value
Common Stocks (continued)
Emerson Electric Co. 750 $ 107,865
GE Vernova, Inc. 358 346,658
Generac Holdings, Inc.* 78 21,677
Hubbell, Inc., Class
a
B 72 34,100
Rockwell Automation, Inc. 150 67,659
Vertiv Holdings Co., Class
a
A 511 161,328
1,015,733
Electronic Equipment, Instruments & Components — 1.0%
Amphenol Corp., Class
a
A 1,640 243,966
CDW Corp. 174 21,828
Coherent Corp.* 249 90,006
Corning, Inc. 1,041 188,588
Jabil, Inc. 141 51,403
Keysight Technologies, Inc.* 229 77,478
TE Connectivity plc 390 83,230
Teledyne Technologies, Inc.* 64 39,669
Zebra Technologies Corp.,
Class
a
A* 67 16,323
812,491
Entertainment — 1.2%
Electronic Arts, Inc. 301 60,718
Live Nation Entertainment, Inc.* 211 35,534
Netflix, Inc.* 5,632 484,465
Take-Two Interactive Software,
Inc.* 231 51,781
TKO Group Holdings, Inc.,
Class
a
A 88 18,056
Walt Disney Co. (The) 2,361 240,420
Warner Bros Discovery, Inc.* 3,303 89,214
980,188
Financial Services — 3.3%
Apollo Global Management, Inc. 620 79,800
Berkshire Hathaway, Inc.,
Class
a
B* 2,448 1,161,527
Block, Inc., Class
a
A* 729 55,200
Corpay, Inc.* 93 33,648
Fidelity National Information
Services, Inc. 689 29,620
Fiserv, Inc.* 718 40,610
Global Payments, Inc. 318 24,012
Jack Henry & Associates, Inc. 96 13,087
Mastercard, Inc., Class
a
A 1,086 536,462
PayPal Holdings, Inc. 1,226 54,864
Visa, Inc., Class
a
A 2,242 731,699
2,760,529
Food Products — 0.4%
Archer-Daniels-Midland Co. 639 50,979
Bunge Global SA 182 22,441
Campbell's Co. (The)(b) 259 5,468
Conagra Brands, Inc. 633 8,406
General Mills, Inc. 709 23,971
Hershey Co. (The) 199 38,612
Hormel Foods Corp. 386 8,967
J M Smucker Co. (The) 141 14,551
Kraft Heinz Co. (The) 1,133 27,203
Investments
Shares Value
Common Stocks (continued)
McCormick & Co., Inc.
(Non-Voting) 336 $ 15,916
Mondelez International, Inc.,
Class
a
A 1,709 104,540
Tyson Foods, Inc., Class
a
A 373 22,761
343,815
Gas Utilities — 0.0%(a)
Atmos Energy Corp. 220 37,209
Ground Transportation — 0.8%
CSX Corp. 2,481 112,290
JB Hunt Transport Services,
Inc. 101 27,919
Norfolk Southern Corp. 300 91,488
Old Dominion Freight Line, Inc. 246 55,387
Uber Technologies, Inc.* 2,745 193,248
Union Pacific Corp. 792 208,011
688,343
Health Care Equipment & Supplies — 1.4%
Abbott Laboratories 2,318 198,421
Align Technology, Inc.* 89 15,571
Baxter International, Inc. 683 12,827
Becton Dickinson & Co. 378 55,611
Boston Scientific Corp.* 1,977 95,509
Cooper Cos., Inc. (The)* 263 16,098
Dexcom, Inc.* 513 37,829
Edwards Lifesciences Corp.* 773 66,841
GE HealthCare Technologies,
Inc. 606 37,778
IDEXX Laboratories, Inc.* 107 60,298
Insulet Corp.* 94 13,624
Intuitive Surgical, Inc.* 474 201,280
Medtronic plc 1,709 126,141
ResMed, Inc. 195 37,161
Solventum Corp.* 196 14,690
STERIS plc 131 27,868
Stryker Corp. 459 140,036
Zimmer Biomet Holdings, Inc. 264 21,735
1,179,318
Health Care Providers & Services — 1.6%
Cardinal Health, Inc. 314 61,795
Cencora, Inc. 261 70,303
Centene Corp.* 620 36,952
Cigna Group (The) 353 97,922
CVS Health Corp. 1,696 154,302
DaVita, Inc.* 46 8,940
Elevance Health, Inc. 294 115,598
HCA Healthcare, Inc. 209 79,115
Henry Schein, Inc.* 134 10,262
Humana, Inc. 161 49,173
Labcorp Holdings, Inc. 112 29,127
McKesson Corp. 163 121,018
Quest Diagnostics, Inc. 147 28,650
UnitedHealth Group, Inc. 1,209 459,795
Universal Health Services, Inc.,
Class
a
B 74 10,812
1,333,764

See accompanying notes to the financial statements.
S&P 500
®
EX-ENERGY ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXE
::
Investments
Shares Value
Common Stocks (continued)
Health Care REITs — 0.3%
Alexandria Real Estate Equities,
Inc., REIT 207 $ 10,284
Healthpeak Properties, Inc.,
REIT 924 17,695
Ventas, Inc., REIT 634 53,522
Welltower, Inc., REIT 931 191,162
272,663
Health Care Technology — 0.0%(a)
Veeva Systems, Inc., Class
a
A* 202 35,217
Hotel & Resort REITs — 0.0%(a)
Host Hotels & Resorts, Inc.,
REIT 851 19,556
Hotels, Restaurants & Leisure — 1.6%
Airbnb, Inc., Class
a
A* 566 75,453
Booking Holdings, Inc. 1,076 180,155
Carnival Corp. Ltd. 1,533 43,016
Chipotle Mexican Grill, Inc.,
Class
a
A* 1,736 55,309
Darden Restaurants, Inc. 154 31,402
Domino's Pizza, Inc. 41 12,734
DoorDash, Inc., Class
a
A* 499 79,486
Expedia Group, Inc. 156 35,223
Hilton Worldwide Holdings, Inc. 306 100,264
Las Vegas Sands Corp. 401 20,279
Marriott International, Inc.,
Class
a
A 294 110,426
McDonald's Corp. 950 265,240
MGM Resorts International* 254 11,092
Norwegian Cruise Line Holdings
Ltd.* 604 11,077
Royal Caribbean Cruises Ltd. 337 95,920
Starbucks Corp. 1,518 150,525
Wynn Resorts Ltd. 114 11,539
Yum! Brands, Inc. 370 54,742
1,343,882
Household Durables — 0.2%
DR Horton, Inc. 358 52,658
Garmin Ltd. 217 50,761
Lennar Corp., Class
a
A 288 25,857
NVR, Inc.* 4 24,419
PulteGroup, Inc. 255 30,136
183,831
Household Products — 0.7%
Church & Dwight Co., Inc. 316 30,219
Clorox Co. (The) 159 14,313
Colgate-Palmolive Co. 1,074 96,800
Kimberly-Clark Corp. 443 43,237
Procter & Gamble Co. (The) 3,099 444,892
629,461
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 948 13,907
Investments
Shares Value
Common Stocks (continued)
Vistra Corp. 424 $ 67,938
81,845
Industrial Conglomerates — 0.4%
3M Co. 703 107,650
Honeywell International, Inc. 847 201,468
309,118
Industrial REITs — 0.2%
Prologis, Inc., REIT 1,240 177,903
Insurance — 1.5%
Aflac, Inc. 623 70,038
Allstate Corp. (The) 347 71,513
American International Group,
Inc. 715 53,075
Aon plc, Class
a
A 286 90,393
Arch Capital Group Ltd.* 478 42,705
Arthur J Gallagher & Co. 343 68,981
Assurant, Inc. 68 16,923
Brown & Brown, Inc. 389 21,881
Chubb Ltd. 484 150,877
Cincinnati Financial Corp. 208 32,743
Erie Indemnity Co., Class
a
A 34 7,244
Everest Group Ltd. 55 17,822
Globe Life, Inc. 106 16,244
Hartford Insurance Group, Inc.
(The) 371 47,165
Loews Corp. 224 23,195
Marsh & McLennan Cos., Inc. 644 103,021
MetLife, Inc. 733 60,612
Principal Financial Group, Inc. 264 27,356
Progressive Corp. (The) 783 149,083
Prudential Financial, Inc. 464 46,697
Travelers Cos., Inc. (The) 289 84,356
W R Berkley Corp. 397 25,225
Willis Towers Watson plc 127 31,708
1,258,857
Interactive Media & Services — 8.5%
Alphabet, Inc., Class
a
A 7,766 2,953,720
Alphabet, Inc., Class
a
C 6,237 2,347,794
Meta Platforms, Inc., Class
a
A 2,917 1,845,032
7,146,546
IT Services — 0.8%
Accenture plc, Class
a
A 821 153,584
Akamai Technologies, Inc.* 192 28,712
Cognizant Technology Solutions
Corp., Class
a
A 636 35,460
EPAM Systems, Inc.* 74 7,582
Gartner, Inc.* 94 15,247
GoDaddy, Inc., Class
a
A* 180 15,449
International Business
Machines Corp. 1,247 371,357
VeriSign, Inc. 111 31,677
659,068

See accompanying notes to the financial statements.
MAY 31, 2026 :: S&P 500
®
EX-ENERGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXE
::
Investments
Shares Value
Common Stocks (continued)
Leisure Products — 0.0%(a)
Hasbro, Inc. 177 $ 15,252
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc. 376 50,959
Bio-Techne Corp. 208 10,749
Charles River Laboratories
International, Inc.* 67 12,108
Danaher Corp. 840 153,443
IQVIA Holdings, Inc.* 226 41,179
Mettler-Toledo International,
Inc.* 26 30,695
Revvity, Inc. 151 15,787
Thermo Fisher Scientific, Inc. 500 246,255
Waters Corp.* 131 50,248
West Pharmaceutical Services,
Inc. 96 30,990
642,413
Machinery — 1.8%
Caterpillar, Inc. 620 543,039
Cummins, Inc. 184 118,980
Deere & Co. 337 182,715
Dover Corp. 181 38,256
Fortive Corp. 416 24,261
IDEX Corp. 101 21,294
Illinois Tool Works, Inc. 351 86,795
Ingersoll Rand, Inc. 475 34,029
Nordson Corp. 72 20,688
Otis Worldwide Corp. 518 36,695
PACCAR, Inc. 701 77,369
Parker-Hannifin Corp. 167 141,053
Pentair plc 217 15,372
Snap-on, Inc. 70 25,985
Stanley Black & Decker, Inc. 207 16,440
Westinghouse Air Brake
Technologies Corp. 228 59,545
Xylem, Inc. 325 35,601
1,478,117
Media — 0.2%
Charter Communications, Inc.,
Class
a
A* 116 16,710
EchoStar Corp., Class
a
A(b) 180 23,254
Fox Corp., Class
a
A 267 17,067
Fox Corp., Class
a
B 188 10,789
News Corp., Class
a
A 492 12,841
News Corp., Class
a
B 162 4,831
Omnicom Group, Inc. 421 30,611
Paramount Skydance Corp.,
Class
a
B(b) 409 4,340
Trade Desk, Inc. (The), Class
a
A* 586 12,634
133,077
Metals & Mining — 0.5%
Freeport-McMoRan, Inc. 1,916 125,900
Newmont Corp. 1,455 159,774
Nucor Corp. 305 76,250
Investments
Shares Value
Common Stocks (continued)
Steel Dynamics, Inc. 183 $ 47,607
409,531
Multi-Utilities — 0.6%
Ameren Corp. 369 39,841
CenterPoint Energy, Inc. 869 36,724
CMS Energy Corp. 409 29,681
Consolidated Edison, Inc. 482 50,913
Dominion Energy, Inc. 1,138 76,178
DTE Energy Co. 277 39,575
NiSource, Inc. 635 29,350
Public Service Enterprise
Group, Inc. 665 52,302
Sempra 870 77,543
WEC Energy Group, Inc. 434 48,196
480,303
Office REITs — 0.0%(a)
BXP, Inc., REIT 197 11,822
Passenger Airlines — 0.2%
Delta Air Lines, Inc. 865 71,345
Southwest Airlines Co. 654 28,089
United Airlines Holdings, Inc.* 432 49,594
149,028
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The),
Class
a
A 330 29,353
Kenvue, Inc. 2,553 44,116
73,469
Pharmaceuticals — 3.2%
Bristol-Myers Squibb Co. 2,715 155,244
Eli Lilly & Co. 1,058 1,169,090
Johnson & Johnson 3,216 724,661
Merck & Co., Inc. 3,310 392,963
Pfizer, Inc. 7,581 198,470
Viatris, Inc. 1,534 24,943
Zoetis, Inc., Class
a
A 565 43,895
2,709,266
Professional Services — 0.3%
Automatic Data Processing, Inc. 537 119,128
Broadridge Financial Solutions,
Inc. 156 23,980
Equifax, Inc. 161 26,692
Jacobs Solutions, Inc. 157 18,818
Leidos Holdings, Inc. 171 21,854
Paychex, Inc. 431 41,799
Verisk Analytics, Inc., Class
a
A 186 32,548
284,819
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class
a
A* 387 48,390
CoStar Group, Inc.* 563 18,129
66,519

See accompanying notes to the financial statements.
S&P 500
®
EX-ENERGY ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXE
::
Investments
Shares Value
Common Stocks (continued)
Residential REITs — 0.2%
AvalonBay Communities, Inc.,
REIT 190 $ 34,677
Camden Property Trust, REIT 136 14,492
Equity Residential, REIT 457 29,910
Essex Property Trust, Inc., REIT 87 23,720
Invitation Homes, Inc., REIT 751 21,967
Mid-America Apartment
Communities, Inc., REIT 156 20,135
UDR, Inc., REIT 398 14,686
159,587
Retail REITs — 0.3%
Federal Realty Investment Trust,
REIT 105 12,561
Kimco Realty Corp., REIT 897 21,600
Realty Income Corp., REIT 1,225 75,068
Regency Centers Corp., REIT 220 17,017
Simon Property Group, Inc.,
REIT 433 88,726
214,972
Semiconductors & Semiconductor Equipment — 18.8%
Advanced Micro Devices, Inc.* 2,176 1,123,034
Analog Devices, Inc. 650 269,002
Applied Materials, Inc. 1,059 476,613
Broadcom, Inc. 6,322 2,824,480
First Solar, Inc.* 143 43,871
Intel Corp.* 6,260 717,897
KLA Corp. 175 336,299
Lam Research Corp. 1,665 529,770
Microchip Technology, Inc. 721 68,243
Micron Technology, Inc. 1,502 1,458,442
Monolithic Power Systems, Inc. 66 103,370
NVIDIA Corp. 32,412 6,843,469
NXP Semiconductors NV 337 108,295
ON Semiconductor Corp.* 524 63,205
Qnity Electronics, Inc. 279 43,524
QUALCOMM, Inc. 1,423 357,201
Skyworks Solutions, Inc.(b) 200 15,570
Teradyne, Inc. 209 78,231
Texas Instruments, Inc. 1,211 370,178
15,830,694
Software — 9.1%
Adobe, Inc.* 548 142,047
AppLovin Corp., Class
a
A* 360 220,712
Autodesk, Inc.* 283 65,461
Cadence Design Systems, Inc.* 361 135,350
Crowdstrike Holdings, Inc.,
Class
a
A* 337 246,347
Datadog, Inc., Class
a
A* 437 108,092
Fair Isaac Corp.* 32 40,019
Fortinet, Inc.* 843 116,309
Gen Digital, Inc. 733 18,904
Intuit, Inc. 370 122,666
Microsoft Corp. 9,903 4,458,727
Oracle Corp. 2,264 511,166
Investments
Shares Value
Common Stocks (continued)
Palantir Technologies, Inc.,
Class
a
A* 3,046 $ 476,821
Palo Alto Networks, Inc.* 1,076 303,098
PTC, Inc.* 159 22,058
Roper Technologies, Inc. 142 46,225
Salesforce, Inc. 1,249 238,684
ServiceNow, Inc.* 1,395 173,496
Synopsys, Inc.* 255 121,283
Trimble, Inc.* 316 17,826
Tyler Technologies, Inc.* 57 17,849
Workday, Inc., Class
a
A* 283 41,372
7,644,512
Specialized REITs — 0.8%
American Tower Corp., REIT 624 116,663
Crown Castle, Inc., REIT 581 53,161
Digital Realty Trust, Inc., REIT 429 81,510
Equinix, Inc., REIT 131 139,913
Extra Space Storage, Inc., REIT 282 40,695
Iron Mountain, Inc., REIT 394 50,531
Public Storage, REIT 211 64,079
SBA Communications Corp.,
Class
a
A, REIT 142 28,849
VICI Properties, Inc., Class
a
A,
REIT 1,423 40,157
Weyerhaeuser Co., REIT 961 23,554
639,112
Specialty Retail — 1.5%
AutoZone, Inc.* 22 64,574
Best Buy Co., Inc. 260 20,267
Carvana Co., Class
a
A* 950 69,350
Home Depot, Inc. (The) 1,328 421,162
Lowe's Cos., Inc. 749 160,556
O'Reilly Automotive, Inc.* 1,123 97,566
Ross Stores, Inc. 431 99,876
TJX Cos., Inc. (The) 1,482 229,339
Tractor Supply Co. 703 22,166
Ulta Beauty, Inc.* 59 30,022
Williams-Sonoma, Inc. 159 32,368
1,247,246
Technology Hardware, Storage & Peripherals — 8.7%
Apple, Inc. 19,582 6,110,759
Dell Technologies, Inc., Class
a
C 396 166,680
Hewlett Packard Enterprise Co. 1,771 76,224
HP, Inc. 1,222 33,043
NetApp, Inc. 264 46,012
Sandisk Corp.* 198 335,606
Seagate Technology Holdings
plc 291 256,022
Super Micro Computer, Inc.* 667 30,742
Western Digital Corp. 451 239,576
7,294,664
Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp.* 189 21,518
Lululemon Athletica, Inc.* 142 18,627
NIKE, Inc., Class
a
B 1,587 73,367
Ralph Lauren Corp., Class
a
A 53 19,287

See accompanying notes to the financial statements.
MAY 31, 2026 :: S&P 500
®
EX-ENERGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXE
::
Investments
Shares Value
Common Stocks (continued)
Tapestry, Inc. 270 $ 39,274
172,073
Tobacco — 0.6%
Altria Group, Inc. 2,236 155,581
Philip Morris International, Inc. 2,075 368,063
523,644
Trading Companies & Distributors — 0.3%
Fastenal Co. 1,529 67,582
United Rentals, Inc. 85 84,632
WW Grainger, Inc. 58 71,586
223,800
Water Utilities — 0.0%(a)
American Water Works Co., Inc. 261 32,173
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc. 630 118,144
Total Common Stocks
(Cost $49,827,440)
83,901,878
Securities Lending Reinvestments (c) — 0 .1%
Investment Companies — 0 .1%
Invesco Government & Agency Portfolio,
Institutional Class 3.55% (d)
(Cost $61,859) 61,859 61,859
Principal
Amount
Short-Term Investments — 0 .1%
Repurchase Agreements (e) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $108,944
(Cost $108,912) $ 108,912
108,912
Total Investments — 100.0%
(Cost $49,998,211) 84,072,649
Liabilities in excess of other assets — 0.0%(a) (8,747)
Net Assets — 100.0% $ 84,063,902
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The security or a portion of this security is on loan at May 31,
2026. The total value of securities on loan at May 31, 2026
was $60,390, collateralized in the form of cash with a value of $61,859 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments and $552 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.13% – 5.25%, and maturity dates ranging from July 15, 2026
– August 15, 2053. The total value of collateral is $62,411.
(c) The security was purchased with cash collateral held from securities on loan at May 31, 2026. The total value of securities purchased was $61,859.
(d) Rate shown is the 7-day yield as of May 31, 2026.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 36,845,406
Aggregate gross unrealized depreciation (2,897,828)
Net unrealized appreciation $ 33,947,578
Federal income tax cost $ 50,125,071

S&P 500
®
EX-FINANCIALS ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXN
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .8%
Aerospace & Defense — 2.4%
Axon Enterprise, Inc.* 110 $ 49,359
Boeing Co. (The)* 1,095 253,109
General Dynamics Corp. 353 122,427
General Electric Co. 1,463 473,661
Howmet Aerospace, Inc. 559 144,362
Huntington Ingalls Industries,
Inc. 55 16,949
L3Harris Technologies, Inc. 260 81,947
Lockheed Martin Corp. 282 149,587
Northrop Grumman Corp. 186 104,845
RTX Corp. 1,872 336,324
Textron, Inc. 243 22,298
TransDigm Group, Inc. 79 99,407
1,854,275
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc. 166 29,656
Expeditors International of
Washington, Inc. 187 29,544
FedEx Corp. 301 123,937
United Parcel Service, Inc.,
Class
a
B 1,030 109,890
293,027
Automobile Components — 0.0%(a)
Aptiv plc* 297 20,178
Automobiles — 2.4%
Ford Motor Co. 5,465 95,310
General Motors Co. 1,262 105,049
Tesla, Inc.* 3,921 1,708,732
1,909,091
Beverages — 1.1%
Brown-Forman Corp., Class
a
B 238 6,121
Coca-Cola Co. (The) 5,400 426,654
Constellation Brands, Inc.,
Class
a
A 196 27,209
Keurig Dr Pepper, Inc. 1,893 56,847
Molson Coors Beverage Co.,
Class
a
B 235 9,289
Monster Beverage Corp.* 995 87,640
PepsiCo, Inc. 1,906 274,826
888,586
Biotechnology — 1.7%
AbbVie, Inc. 2,465 536,680
Amgen, Inc. 751 252,929
Biogen, Inc.* 205 40,180
Gilead Sciences, Inc. 1,730 232,564
Incyte Corp.* 234 22,637
Moderna, Inc.* 485 22,887
Regeneron Pharmaceuticals,
Inc. 141 86,684
Vertex Pharmaceuticals, Inc.* 354 158,429
1,352,990
Investments
Shares Value
Common Stocks (continued)
Broadline Retail — 4.8%
Amazon.com, Inc.* 13,623 $ 3,686,929
eBay, Inc. 630 68,840
3,755,769
Building Products — 0.5%
A O Smith Corp. 157 8,905
Allegion plc 120 15,609
Builders FirstSource, Inc.* 154 11,744
Carrier Global Corp. 1,096 70,002
Johnson Controls International
plc 854 114,487
Lennox International, Inc. 45 22,597
Masco Corp. 284 19,951
Trane Technologies plc 308 139,000
402,295
Chemicals — 1.1%
Air Products and Chemicals,
Inc. 310 86,372
Albemarle Corp. 165 29,109
CF Industries Holdings, Inc. 217 24,380
Corteva, Inc. 937 73,348
Dow, Inc. 1,001 33,784
DuPont de Nemours, Inc. 571 27,648
Ecolab, Inc. 355 90,880
International Flavors &
Fragrances, Inc. 358 27,226
Linde plc 650 323,498
LyondellBasell Industries NV,
Class
a
A 360 23,994
Mosaic Co. (The) 442 10,564
PPG Industries, Inc. 313 35,363
Sherwin-Williams Co. (The) 321 97,533
883,699
Commercial Services & Supplies — 0.4%
Cintas Corp. 474 81,177
Copart, Inc.* 1,242 40,700
Republic Services, Inc., Class
a
A 280 56,123
Rollins, Inc. 409 19,469
Veralto Corp. 347 28,534
Waste Management, Inc. 517 109,325
335,328
Communications Equipment — 1.5%
Arista Networks, Inc.* 1,440 229,637
Ciena Corp.* 197 114,305
Cisco Systems, Inc. 5,509 663,394
F5, Inc.* 79 30,293
Lumentum Holdings, Inc.* 100 85,496
Motorola Solutions, Inc. 230 92,754
1,215,879
Construction & Engineering — 0.4%
Comfort Systems USA, Inc. 49 89,582
EMCOR Group, Inc. 63 52,090

See accompanying notes to the financial statements.
MAY 31, 2026 :: S&P 500
®
EX-FINANCIALS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXN
::
Investments
Shares Value
Common Stocks (continued)
Quanta Services, Inc. 208 $ 148,040
289,712
Construction Materials — 0.3%
CRH plc 935 101,719
Martin Marietta Materials, Inc. 84 48,858
Vulcan Materials Co. 185 52,340
202,917
Consumer Staples Distribution & Retail — 2.0%
Casey's General Stores, Inc. 51 39,124
Costco Wholesale Corp. 619 591,962
Dollar General Corp. 306 33,847
Dollar Tree, Inc.* 258 30,041
Kroger Co. (The) 812 50,466
Sysco Corp. 668 50,641
Target Corp. 631 80,181
Walmart, Inc. 6,113 707,580
1,583,842
Containers & Packaging — 0.2%
Amcor plc 643 24,961
Avery Dennison Corp. 108 17,180
Ball Corp. 373 20,392
International Paper Co. 736 24,634
Packaging Corp. of America 125 27,364
Smurfit Westrock plc 729 29,998
144,529
Distributors — 0.0%(a)
Genuine Parts Co. 194 19,148
Pool Corp. 46 8,344
27,492
Diversified Telecommunication Services — 0.8%
AT&T, Inc. 9,763 242,122
Comcast Corp., Class
a
A 5,004 124,450
Verizon Communications, Inc. 5,880 281,123
647,695
Electric Utilities — 1.6%
Alliant Energy Corp. 359 25,708
American Electric Power Co.,
Inc. 754 95,509
Constellation Energy Corp. 434 124,883
Duke Energy Corp. 1,084 133,039
Edison International 536 37,488
Entergy Corp. 631 68,811
Evergy, Inc. 322 26,417
Eversource Energy 523 35,705
Exelon Corp. 1,427 65,128
FirstEnergy Corp. 725 33,633
NextEra Energy, Inc. 2,904 252,677
NRG Energy, Inc. 296 39,688
PG&E Corp. 3,064 50,066
Pinnacle West Capital Corp. 167 16,657
PPL Corp. 1,032 36,522
Southern Co. (The) 1,536 141,389
Investments
Shares Value
Common Stocks (continued)
Xcel Energy, Inc. 825 $ 65,587
1,248,907
Electrical Equipment — 1.3%
AMETEK, Inc. 321 72,498
Eaton Corp. plc 542 217,125
Emerson Electric Co. 784 112,755
GE Vernova, Inc. 375 363,120
Generac Holdings, Inc.* 82 22,789
Hubbell, Inc., Class
a
B 74 35,047
Rockwell Automation, Inc. 157 70,816
Vertiv Holdings Co., Class
a
A 533 168,274
1,062,424
Electronic Equipment, Instruments & Components — 1.1%
Amphenol Corp., Class
a
A 1,715 255,123
CDW Corp. 181 22,706
Coherent Corp.* 261 94,344
Corning, Inc. 1,089 197,283
Jabil, Inc. 147 53,590
Keysight Technologies, Inc.* 239 80,861
TE Connectivity plc 409 87,285
Teledyne Technologies, Inc.* 66 40,909
Zebra Technologies Corp.,
Class
a
A* 69 16,811
848,912
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class
a
A 1,378 88,027
Halliburton Co. 1,168 45,377
SLB Ltd. 2,086 113,791
247,195
Entertainment — 1.3%
Electronic Arts, Inc. 314 63,340
Live Nation Entertainment, Inc.* 220 37,050
Netflix, Inc.* 5,889 506,572
Take-Two Interactive Software,
Inc.* 242 54,247
TKO Group Holdings, Inc.,
Class
a
A 93 19,082
Walt Disney Co. (The) 2,471 251,622
Warner Bros Discovery, Inc.* 3,457 93,373
1,025,286
Food Products — 0.5%
Archer-Daniels-Midland Co. 670 53,453
Bunge Global SA 188 23,180
Campbell's Co. (The)(b) 274 5,784
Conagra Brands, Inc. 666 8,844
General Mills, Inc. 744 25,155
Hershey Co. (The) 207 40,164
Hormel Foods Corp. 406 9,431
J M Smucker Co. (The) 149 15,377
Kraft Heinz Co. (The) 1,189 28,548
McCormick & Co., Inc.
(Non-Voting) 353 16,722
Mondelez International, Inc.,
Class
a
A 1,788 109,372

See accompanying notes to the financial statements.
S&P 500
®
EX-FINANCIALS ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXN
::
Investments
Shares Value
Common Stocks (continued)
Tyson Foods, Inc., Class
a
A 393 $ 23,981
360,011
Gas Utilities — 0.0%(a)
Atmos Energy Corp. 230 38,900
Ground Transportation — 0.9%
CSX Corp. 2,593 117,359
JB Hunt Transport Services,
Inc. 104 28,749
Norfolk Southern Corp. 313 95,452
Old Dominion Freight Line, Inc. 256 57,638
Uber Technologies, Inc.* 2,872 202,189
Union Pacific Corp. 828 217,466
718,853
Health Care Equipment & Supplies — 1.6%
Abbott Laboratories 2,425 207,580
Align Technology, Inc.* 93 16,270
Baxter International, Inc. 718 13,484
Becton Dickinson & Co. 397 58,407
Boston Scientific Corp.* 2,070 100,002
Cooper Cos., Inc. (The)* 274 16,772
Dexcom, Inc.* 537 39,598
Edwards Lifesciences Corp.* 810 70,041
GE HealthCare Technologies,
Inc. 636 39,648
IDEXX Laboratories, Inc.* 112 63,115
Insulet Corp.* 98 14,204
Intuitive Surgical, Inc.* 495 210,197
Medtronic plc 1,788 131,972
ResMed, Inc. 203 38,686
Solventum Corp.* 206 15,440
STERIS plc 137 29,144
Stryker Corp. 480 146,443
Zimmer Biomet Holdings, Inc. 277 22,805
1,233,808
Health Care Providers & Services — 1.8%
Cardinal Health, Inc. 328 64,550
Cencora, Inc. 271 72,997
Centene Corp.* 651 38,800
Cigna Group (The) 367 101,806
CVS Health Corp. 1,774 161,398
DaVita, Inc.* 47 9,135
Elevance Health, Inc. 307 120,709
HCA Healthcare, Inc. 218 82,522
Henry Schein, Inc.* 140 10,721
Humana, Inc. 168 51,311
Labcorp Holdings, Inc. 116 30,167
McKesson Corp. 171 126,957
Quest Diagnostics, Inc. 154 30,015
UnitedHealth Group, Inc. 1,263 480,331
Universal Health Services, Inc.,
Class
a
B 77 11,250
1,392,669
Health Care Technology — 0.0%(a)
Veeva Systems, Inc., Class
a
A* 212 36,960
Investments
Shares Value
Common Stocks (continued)
Hotels, Restaurants & Leisure — 1.8%
Airbnb, Inc., Class
a
A* 592 $ 78,919
Booking Holdings, Inc. 1,126 188,526
Carnival Corp. Ltd. 1,604 45,008
Chipotle Mexican Grill, Inc.,
Class
a
A* 1,816 57,858
Darden Restaurants, Inc. 161 32,829
Domino's Pizza, Inc. 43 13,355
DoorDash, Inc., Class
a
A* 521 82,990
Expedia Group, Inc. 163 36,804
Hilton Worldwide Holdings, Inc. 319 104,524
Las Vegas Sands Corp. 421 21,290
Marriott International, Inc.,
Class
a
A 306 114,934
McDonald's Corp. 994 277,525
MGM Resorts International* 267 11,660
Norwegian Cruise Line Holdings
Ltd.* 634 11,628
Royal Caribbean Cruises Ltd. 350 99,620
Starbucks Corp. 1,589 157,565
Wynn Resorts Ltd. 119 12,045
Yum! Brands, Inc. 387 57,257
1,404,337
Household Durables — 0.2%
DR Horton, Inc. 375 55,159
Garmin Ltd. 227 53,100
Lennar Corp., Class
a
A 301 27,024
NVR, Inc.* 4 24,419
PulteGroup, Inc. 268 31,672
191,374
Household Products — 0.8%
Church & Dwight Co., Inc. 331 31,654
Clorox Co. (The) 169 15,213
Colgate-Palmolive Co. 1,124 101,306
Kimberly-Clark Corp. 464 45,286
Procter & Gamble Co. (The) 3,241 465,278
658,737
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 994 14,582
Vistra Corp. 444 71,142
85,724
Industrial Conglomerates — 0.4%
3M Co. 735 112,550
Honeywell International, Inc. 886 210,744
323,294
Interactive Media & Services — 9.5%
Alphabet, Inc., Class
a
A 8,121 3,088,741
Alphabet, Inc., Class
a
C 6,522 2,455,076
Meta Platforms, Inc., Class
a
A 3,050 1,929,156
7,472,973
IT Services — 0.9%
Accenture plc, Class
a
A 858 160,506

See accompanying notes to the financial statements.
MAY 31, 2026 :: S&P 500
®
EX-FINANCIALS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXN
::
Investments
Shares Value
Common Stocks (continued)
Akamai Technologies, Inc.* 200 $ 29,908
Cognizant Technology Solutions
Corp., Class
a
A 667 37,189
EPAM Systems, Inc.* 77 7,889
Gartner, Inc.* 98 15,896
GoDaddy, Inc., Class
a
A* 189 16,222
International Business
Machines Corp. 1,303 388,033
VeriSign, Inc. 115 32,819
688,462
Leisure Products — 0.0%(a)
Hasbro, Inc. 186 16,028
Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc. 395 53,535
Bio-Techne Corp. 219 11,318
Charles River Laboratories
International, Inc.* 69 12,469
Danaher Corp. 878 160,384
IQVIA Holdings, Inc.* 236 43,002
Mettler-Toledo International,
Inc.* 28 33,056
Revvity, Inc. 158 16,519
Thermo Fisher Scientific, Inc. 524 258,075
Waters Corp.* 137 52,549
West Pharmaceutical Services,
Inc. 100 32,281
673,188
Machinery — 2.0%
Caterpillar, Inc. 648 567,564
Cummins, Inc. 193 124,800
Deere & Co. 351 190,305
Dover Corp. 188 39,736
Fortive Corp. 437 25,486
IDEX Corp. 105 22,137
Illinois Tool Works, Inc. 365 90,257
Ingersoll Rand, Inc. 496 35,534
Nordson Corp. 74 21,262
Otis Worldwide Corp. 542 38,395
PACCAR, Inc. 733 80,901
Parker-Hannifin Corp. 176 148,655
Pentair plc 229 16,222
Snap-on, Inc. 73 27,098
Stanley Black & Decker, Inc. 216 17,155
Westinghouse Air Brake
Technologies Corp. 237 61,895
Xylem, Inc. 339 37,134
1,544,536
Media — 0.2%
Charter Communications, Inc.,
Class
a
A* 120 17,286
EchoStar Corp., Class
a
A(b) 187 24,158
Fox Corp., Class
a
A 280 17,898
Fox Corp., Class
a
B 198 11,363
News Corp., Class
a
A 516 13,467
News Corp., Class
a
B 171 5,099
Omnicom Group, Inc. 439 31,920
Investments
Shares Value
Common Stocks (continued)
Paramount Skydance Corp.,
Class
a
B(b) 434 $ 4,605
Trade Desk, Inc. (The), Class
a
A* 614 13,238
139,034
Metals & Mining — 0.5%
Freeport-McMoRan, Inc. 2,004 131,683
Newmont Corp. 1,521 167,021
Nucor Corp. 319 79,750
Steel Dynamics, Inc. 192 49,949
428,403
Multi-Utilities — 0.6%
Ameren Corp. 386 41,676
CenterPoint Energy, Inc. 911 38,499
CMS Energy Corp. 428 31,060
Consolidated Edison, Inc. 504 53,238
Dominion Energy, Inc. 1,191 79,726
DTE Energy Co. 289 41,289
NiSource, Inc. 666 30,783
Public Service Enterprise
Group, Inc. 696 54,740
Sempra 911 81,197
WEC Energy Group, Inc. 455 50,528
502,736
Oil, Gas & Consumable Fuels — 3.3%
APA Corp. 494 17,996
Chevron Corp. 2,615 477,133
ConocoPhillips 1,708 194,678
Devon Energy Corp. 1,611 71,673
Diamondback Energy, Inc. 259 49,593
EOG Resources, Inc. 757 100,969
EQT Corp. 871 47,844
Expand Energy Corp. 333 30,962
Exxon Mobil Corp. 5,827 846,430
Kinder Morgan, Inc. 2,730 84,848
Marathon Petroleum Corp. 411 102,245
Occidental Petroleum Corp. 1,004 56,857
ONEOK, Inc. 878 73,699
Phillips 66 562 98,845
Targa Resources Corp. 299 76,266
Texas Pacific Land Corp. 81 31,833
Valero Energy Corp. 425 104,049
Williams Cos., Inc. (The) 1,703 121,577
2,587,497
Passenger Airlines — 0.2%
Delta Air Lines, Inc. 906 74,727
Southwest Airlines Co. 685 29,421
United Airlines Holdings, Inc.* 452 51,889
156,037
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The),
Class
a
A 345 30,688
Kenvue, Inc. 2,671 46,155
76,843

See accompanying notes to the financial statements.
S&P 500
®
EX-FINANCIALS ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXN
::
Investments
Shares Value
Common Stocks (continued)
Pharmaceuticals — 3.6%
Bristol-Myers Squibb Co. 2,841 $ 162,448
Eli Lilly & Co. 1,105 1,221,025
Johnson & Johnson 3,360 757,109
Merck & Co., Inc. 3,462 411,009
Pfizer, Inc. 7,929 207,581
Viatris, Inc. 1,605 26,097
Zoetis, Inc., Class
a
A 589 45,760
2,831,029
Professional Services — 0.4%
Automatic Data Processing, Inc. 561 124,452
Broadridge Financial Solutions,
Inc. 163 25,057
Equifax, Inc. 168 27,853
Jacobs Solutions, Inc. 164 19,657
Leidos Holdings, Inc. 179 22,876
Paychex, Inc. 451 43,738
Verisk Analytics, Inc., Class
a
A 195 34,123
297,756
Semiconductors & Semiconductor Equipment — 21.0%
Advanced Micro Devices, Inc.* 2,274 1,173,611
Analog Devices, Inc. 682 282,246
Applied Materials, Inc. 1,107 498,216
Broadcom, Inc. 6,612 2,954,043
First Solar, Inc.* 150 46,019
Intel Corp.* 6,548 750,925
KLA Corp. 183 351,673
Lam Research Corp. 1,741 553,951
Microchip Technology, Inc. 755 71,461
Micron Technology, Inc. 1,569 1,523,499
Monolithic Power Systems, Inc. 68 106,502
NVIDIA Corp. 33,887 7,154,902
NXP Semiconductors NV 351 112,794
ON Semiconductor Corp.* 549 66,220
Qnity Electronics, Inc. 293 45,708
QUALCOMM, Inc. 1,487 373,267
Skyworks Solutions, Inc.(b) 210 16,348
Teradyne, Inc. 218 81,600
Texas Instruments, Inc. 1,266 386,991
16,549,976
Software — 10.1%
Adobe, Inc.* 572 148,268
AppLovin Corp., Class
a
A* 378 231,748
Autodesk, Inc.* 295 68,236
Cadence Design Systems, Inc.* 379 142,098
Crowdstrike Holdings, Inc.,
Class
a
A* 351 256,581
Datadog, Inc., Class
a
A* 459 113,534
Fair Isaac Corp.* 33 41,269
Fortinet, Inc.* 882 121,690
Gen Digital, Inc. 769 19,832
Intuit, Inc. 388 128,634
Microsoft Corp. 10,355 4,662,235
Oracle Corp. 2,365 533,970
Palantir Technologies, Inc.,
Class
a
A* 3,185 498,580
Investments
Shares Value
Common Stocks (continued)
Palo Alto Networks, Inc.* 1,127 $ 317,465
PTC, Inc.* 166 23,029
Roper Technologies, Inc. 149 48,504
Salesforce, Inc. 1,307 249,768
ServiceNow, Inc.* 1,459 181,456
Synopsys, Inc.* 266 126,515
Trimble, Inc.* 332 18,728
Tyler Technologies, Inc.* 60 18,789
Workday, Inc., Class
a
A* 297 43,418
7,994,347
Specialty Retail — 1.7%
AutoZone, Inc.* 23 67,509
Best Buy Co., Inc. 272 21,202
Carvana Co., Class
a
A* 990 72,270
Home Depot, Inc. (The) 1,389 440,508
Lowe's Cos., Inc. 783 167,844
O'Reilly Automotive, Inc.* 1,174 101,997
Ross Stores, Inc. 451 104,510
TJX Cos., Inc. (The) 1,548 239,553
Tractor Supply Co. 737 23,238
Ulta Beauty, Inc.* 62 31,549
Williams-Sonoma, Inc. 167 33,996
1,304,176
Technology Hardware, Storage & Peripherals — 9.7%
Apple, Inc. 20,473 6,388,805
Dell Technologies, Inc., Class
a
C 414 174,257
Hewlett Packard Enterprise Co. 1,853 79,753
HP, Inc. 1,279 34,584
NetApp, Inc. 277 48,278
Sandisk Corp.* 206 349,166
Seagate Technology Holdings
plc 304 267,459
Super Micro Computer, Inc.* 702 32,355
Western Digital Corp. 473 251,262
7,625,919
Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp.* 198 22,542
Lululemon Athletica, Inc.* 149 19,546
NIKE, Inc., Class
a
B 1,661 76,788
Ralph Lauren Corp., Class
a
A 54 19,650
Tapestry, Inc. 282 41,020
179,546
Tobacco — 0.7%
Altria Group, Inc. 2,342 162,956
Philip Morris International, Inc. 2,171 385,092
548,048
Trading Companies & Distributors — 0.3%
Fastenal Co. 1,601 70,764
United Rentals, Inc. 88 87,619
WW Grainger, Inc. 61 75,289
233,672
Water Utilities — 0.0%(a)
American Water Works Co., Inc. 272 33,529

See accompanying notes to the financial statements.
MAY 31, 2026 :: S&P 500
®
EX-FINANCIALS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXN
::
Investments
Shares Value
Common Stocks (continued)
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. 660 $ 123,770
Total Common Stocks
(Cost $48,050,813)
78,692,200
Securities Lending Reinvestments (c) — 0 .1%
Investment Companies — 0 .1%
Invesco Government & Agency Portfolio,
Institutional Class 3.55% (d)
(Cost $50,408) 50,408 50,408
Principal
Amount
Short-Term Investments — 0 .1%
Repurchase Agreements (e) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $92,280
(Cost $92,253) $ 92,253
92,253
Total Investments — 100.0%
(Cost $48,193,474) 78,834,861
Other assets less liabilities — 0.0%(a) 10,609
Net Assets — 100.0% $ 78,845,470
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The security or a portion of this security is on loan at May 31,
2026. The total value of securities on loan at May 31, 2026
was $48,203, collateralized in the form of cash with a value of $50,408 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(c) The security was purchased with cash collateral held from securities on loan at May 31, 2026. The total value of securities purchased was $50,408.
(d) Rate shown is the 7-day yield as of May 31, 2026.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 33,010,016
Aggregate gross unrealized depreciation (2,485,248)
Net unrealized appreciation $ 30,524,768
Federal income tax cost $ 48,310,093

S&P 500
®
EX-HEALTH CARE ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXV
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .8%
Aerospace & Defense — 2.2%
Axon Enterprise, Inc.* 53 $ 23,782
Boeing Co. (The)* 528 122,047
General Dynamics Corp. 170 58,959
General Electric Co. 706 228,575
Howmet Aerospace, Inc. 270 69,728
Huntington Ingalls Industries,
Inc. 26 8,012
L3Harris Technologies, Inc. 125 39,397
Lockheed Martin Corp. 135 71,611
Northrop Grumman Corp. 90 50,731
RTX Corp. 903 162,233
Textron, Inc. 118 10,828
TransDigm Group, Inc. 38 47,816
893,719
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc. 80 14,292
Expeditors International of
Washington, Inc. 90 14,219
FedEx Corp. 145 59,704
United Parcel Service, Inc.,
Class
a
B 498 53,131
141,346
Automobile Components — 0.0%(a)
Aptiv plc* 144 9,783
Automobiles — 2.3%
Ford Motor Co. 2,639 46,024
General Motors Co. 609 50,693
Tesla, Inc.* 1,892 824,515
921,232
Banks — 3.4%
Bank of America Corp. 4,468 230,549
Citigroup, Inc. 1,177 148,184
Citizens Financial Group, Inc. 287 17,869
Fifth Third Bancorp 608 30,357
Huntington Bancshares, Inc. 1,368 22,380
JPMorgan Chase & Co. 1,814 542,948
KeyCorp 633 13,502
M&T Bank Corp. 101 21,827
PNC Financial Services Group,
Inc. (The) 272 60,145
Regions Financial Corp. 586 16,408
Truist Financial Corp. 851 41,027
US Bancorp 1,048 57,483
Wells Fargo & Co. 2,083 161,516
1,364,195
Beverages — 1.1%
Brown-Forman Corp., Class
a
B 115 2,958
Coca-Cola Co. (The) 2,607 205,979
Constellation Brands, Inc.,
Class
a
A 95 13,188
Keurig Dr Pepper, Inc. 915 27,477
Molson Coors Beverage Co.,
Class
a
B 115 4,546
Investments
Shares Value
Common Stocks (continued)
Monster Beverage Corp.* 481 $ 42,366
PepsiCo, Inc. 919 132,511
429,025
Broadline Retail — 4.5%
Amazon.com, Inc.* 6,575 1,779,458
eBay, Inc. 305 33,327
1,812,785
Building Products — 0.5%
A O Smith Corp. 77 4,367
Allegion plc 58 7,544
Builders FirstSource, Inc.* 76 5,796
Carrier Global Corp. 531 33,915
Johnson Controls International
plc 413 55,367
Lennox International, Inc. 22 11,048
Masco Corp. 138 9,694
Trane Technologies plc 148 66,792
194,523
Capital Markets — 3.3%
Ameriprise Financial, Inc. 62 27,634
Ares Management Corp.,
Class
a
A 139 17,861
Bank of New York Mellon Corp.
(The) 464 64,696
Blackrock, Inc. 96 100,500
Blackstone, Inc. 505 59,070
Cboe Global Markets, Inc. 71 23,683
Charles Schwab Corp. (The) 1,125 98,269
CME Group, Inc. 243 66,470
Coinbase Global, Inc., Class
a
A* 149 28,165
FactSet Research Systems, Inc. 25 6,137
Franklin Resources, Inc. 208 6,452
Goldman Sachs Group, Inc.
(The) 202 207,163
Interactive Brokers Group, Inc.,
Class
a
A 301 26,178
Intercontinental Exchange, Inc. 382 56,479
Invesco Ltd. 299 8,510
KKR & Co., Inc. 463 44,420
Moody's Corp. 102 46,232
Morgan Stanley 810 168,480
MSCI, Inc., Class
a
A 50 31,569
Nasdaq, Inc. 303 28,034
Northern Trust Corp. 125 20,681
Raymond James Financial, Inc. 117 16,779
Robinhood Markets, Inc.,
Class
a
A* 533 50,262
S&P Global, Inc. 206 87,344
State Street Corp. 188 29,260
T. Rowe Price Group, Inc. 148 15,470
1,335,798
Chemicals — 1.1%
Air Products and Chemicals,
Inc. 149 41,514
Albemarle Corp. 79 13,937
CF Industries Holdings, Inc. 104 11,684

See accompanying notes to the financial statements.
MAY 31, 2026 :: S&P 500
®
EX-HEALTH CARE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXV
::
Investments
Shares Value
Common Stocks (continued)
Corteva, Inc. 453 $ 35,461
Dow, Inc. 485 16,369
DuPont de Nemours, Inc. 277 13,412
Ecolab, Inc. 171 43,776
International Flavors &
Fragrances, Inc. 174 13,233
Linde plc 314 156,275
LyondellBasell Industries NV,
Class
a
A 175 11,664
Mosaic Co. (The) 215 5,139
PPG Industries, Inc. 151 17,060
Sherwin-Williams Co. (The) 154 46,791
426,315
Commercial Services & Supplies — 0.4%
Cintas Corp. 229 39,219
Copart, Inc.* 601 19,695
Republic Services, Inc., Class
a
A 135 27,059
Rollins, Inc. 199 9,472
Veralto Corp. 168 13,815
Waste Management, Inc. 250 52,865
162,125
Communications Equipment — 1.5%
Arista Networks, Inc.* 695 110,832
Ciena Corp.* 95 55,122
Cisco Systems, Inc. 2,660 320,317
F5, Inc.* 38 14,571
Lumentum Holdings, Inc.* 48 41,038
Motorola Solutions, Inc. 111 44,764
586,644
Construction & Engineering — 0.3%
Comfort Systems USA, Inc. 24 43,877
EMCOR Group, Inc. 30 24,805
Quanta Services, Inc. 100 71,173
139,855
Construction Materials — 0.2%
CRH plc 452 49,173
Martin Marietta Materials, Inc. 41 23,847
Vulcan Materials Co. 89 25,180
98,200
Consumer Finance — 0.5%
American Express Co. 360 113,929
Capital One Financial Corp. 420 78,931
Synchrony Financial 235 16,788
209,648
Consumer Staples Distribution & Retail — 1.9%
Casey's General Stores, Inc. 25 19,179
Costco Wholesale Corp. 298 284,983
Dollar General Corp. 148 16,370
Dollar Tree, Inc.* 125 14,555
Kroger Co. (The) 393 24,425
Sysco Corp. 323 24,487
Target Corp. 305 38,756
Investments
Shares Value
Common Stocks (continued)
Walmart, Inc. 2,952 $ 341,694
764,449
Containers & Packaging — 0.2%
Amcor plc 311 12,073
Avery Dennison Corp. 52 8,272
Ball Corp. 182 9,950
International Paper Co. 356 11,915
Packaging Corp. of America 60 13,134
Smurfit Westrock plc 352 14,485
69,829
Distributors — 0.0%(a)
Genuine Parts Co. 94 9,278
Pool Corp. 22 3,991
13,269
Diversified Telecommunication Services — 0.8%
AT&T, Inc. 4,713 116,882
Comcast Corp., Class
a
A 2,416 60,086
Verizon Communications, Inc. 2,840 135,781
312,749
Electric Utilities — 1.5%
Alliant Energy Corp. 174 12,460
American Electric Power Co.,
Inc. 365 46,235
Constellation Energy Corp. 210 60,427
Duke Energy Corp. 524 64,311
Edison International 259 18,114
Entergy Corp. 305 33,260
Evergy, Inc. 156 12,798
Eversource Energy 253 17,272
Exelon Corp. 690 31,492
FirstEnergy Corp. 351 16,283
NextEra Energy, Inc. 1,402 121,988
NRG Energy, Inc. 142 19,039
PG&E Corp. 1,481 24,200
Pinnacle West Capital Corp. 82 8,179
PPL Corp. 499 17,660
Southern Co. (The) 741 68,209
Xcel Energy, Inc. 400 31,800
603,727
Electrical Equipment — 1.3%
AMETEK, Inc. 154 34,781
Eaton Corp. plc 262 104,957
Emerson Electric Co. 379 54,508
GE Vernova, Inc. 181 175,266
Generac Holdings, Inc.* 40 11,116
Hubbell, Inc., Class
a
B 36 17,050
Rockwell Automation, Inc. 76 34,281
Vertiv Holdings Co., Class
a
A 258 81,453
513,412
Electronic Equipment, Instruments & Components — 1.0%
Amphenol Corp., Class
a
A 828 123,173
CDW Corp. 88 11,040
Coherent Corp.* 125 45,184

See accompanying notes to the financial statements.
S&P 500
®
EX-HEALTH CARE ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXV
::
Investments
Shares Value
Common Stocks (continued)
Corning, Inc. 525 $ 95,109
Jabil, Inc. 71 25,884
Keysight Technologies, Inc.* 115 38,908
TE Connectivity plc 198 42,255
Teledyne Technologies, Inc.* 32 19,834
Zebra Technologies Corp.,
Class
a
A* 33 8,040
409,427
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class
a
A 667 42,608
Halliburton Co. 565 21,950
SLB Ltd. 1,008 54,987
119,545
Entertainment — 1.2%
Electronic Arts, Inc. 151 30,460
Live Nation Entertainment, Inc.* 105 17,683
Netflix, Inc.* 2,843 244,555
Take-Two Interactive Software,
Inc.* 116 26,002
TKO Group Holdings, Inc.,
Class
a
A 45 9,233
Walt Disney Co. (The) 1,193 121,483
Warner Bros Discovery, Inc.* 1,669 45,080
494,496
Financial Services — 3.5%
Apollo Global Management, Inc. 313 40,286
Berkshire Hathaway, Inc.,
Class
a
B* 1,234 585,508
Block, Inc., Class
a
A* 370 28,016
Corpay, Inc.* 47 17,005
Fidelity National Information
Services, Inc. 350 15,047
Fiserv, Inc.* 364 20,588
Global Payments, Inc. 161 12,157
Jack Henry & Associates, Inc. 49 6,680
Mastercard, Inc., Class
a
A 548 270,701
PayPal Holdings, Inc. 622 27,834
Visa, Inc., Class
a
A 1,131 369,113
1,392,935
Food Products — 0.4%
Archer-Daniels-Midland Co. 325 25,928
Bunge Global SA 91 11,220
Campbell's Co. (The)(b) 134 2,829
Conagra Brands, Inc. 322 4,276
General Mills, Inc. 360 12,172
Hershey Co. (The) 99 19,209
Hormel Foods Corp. 198 4,599
J M Smucker Co. (The) 73 7,534
Kraft Heinz Co. (The) 576 13,830
McCormick & Co., Inc.
(Non-Voting) 172 8,148
Mondelez International, Inc.,
Class
a
A 864 52,851
Tyson Foods, Inc., Class
a
A 191 11,655
174,251
Investments
Shares Value
Common Stocks (continued)
Gas Utilities — 0.0%(a)
Atmos Energy Corp. 111 $ 18,773
Ground Transportation — 0.9%
CSX Corp. 1,252 56,666
JB Hunt Transport Services,
Inc. 50 13,822
Norfolk Southern Corp. 150 45,744
Old Dominion Freight Line, Inc. 123 27,693
Uber Technologies, Inc.* 1,387 97,645
Union Pacific Corp. 399 104,793
346,363
Health Care REITs — 0.3%
Alexandria Real Estate Equities,
Inc., REIT 106 5,266
Healthpeak Properties, Inc.,
REIT 469 8,981
Ventas, Inc., REIT 320 27,015
Welltower, Inc., REIT 470 96,505
137,767
Hotel & Resort REITs — 0.0%(a)
Host Hotels & Resorts, Inc.,
REIT 432 9,927
Hotels, Restaurants & Leisure — 1.7%
Airbnb, Inc., Class
a
A* 286 38,127
Booking Holdings, Inc. 551 92,254
Carnival Corp. Ltd. 775 21,747
Chipotle Mexican Grill, Inc.,
Class
a
A* 877 27,941
Darden Restaurants, Inc. 78 15,905
Domino's Pizza, Inc. 21 6,522
DoorDash, Inc., Class
a
A* 252 40,141
Expedia Group, Inc. 79 17,837
Hilton Worldwide Holdings, Inc. 154 50,460
Las Vegas Sands Corp. 205 10,367
Marriott International, Inc.,
Class
a
A 147 55,213
McDonald's Corp. 479 133,737
MGM Resorts International* 129 5,633
Norwegian Cruise Line Holdings
Ltd.* 307 5,630
Royal Caribbean Cruises Ltd. 169 48,102
Starbucks Corp. 767 76,056
Wynn Resorts Ltd. 57 5,770
Yum! Brands, Inc. 187 27,667
679,109
Household Durables — 0.2%
DR Horton, Inc. 182 26,770
Garmin Ltd. 109 25,497
Lennar Corp., Class
a
A 146 13,108
NVR, Inc.* 2 12,210
PulteGroup, Inc. 130 15,364
92,949

See accompanying notes to the financial statements.
MAY 31, 2026 :: S&P 500
®
EX-HEALTH CARE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXV
::
Investments
Shares Value
Common Stocks (continued)
Household Products — 0.8%
Church & Dwight Co., Inc. 161 $ 15,396
Clorox Co. (The) 83 7,472
Colgate-Palmolive Co. 543 48,941
Kimberly-Clark Corp. 225 21,960
Procter & Gamble Co. (The) 1,565 224,671
318,440
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 480 7,042
Vistra Corp. 215 34,449
41,491
Industrial Conglomerates — 0.4%
3M Co. 354 54,208
Honeywell International, Inc. 427 101,566
155,774
Industrial REITs — 0.2%
Prologis, Inc., REIT 627 89,956
Insurance — 1.6%
Aflac, Inc. 315 35,412
Allstate Corp. (The) 174 35,860
American International Group,
Inc. 363 26,945
Aon plc, Class
a
A 144 45,513
Arch Capital Group Ltd.* 242 21,620
Arthur J Gallagher & Co. 172 34,591
Assurant, Inc. 34 8,462
Brown & Brown, Inc. 198 11,137
Chubb Ltd. 245 76,374
Cincinnati Financial Corp. 104 16,372
Erie Indemnity Co., Class
a
A 17 3,622
Everest Group Ltd. 27 8,749
Globe Life, Inc. 54 8,275
Hartford Insurance Group, Inc.
(The) 188 23,900
Loews Corp. 114 11,805
Marsh & McLennan Cos., Inc. 325 51,990
MetLife, Inc. 372 30,761
Principal Financial Group, Inc. 134 13,885
Progressive Corp. (The) 394 75,018
Prudential Financial, Inc. 236 23,751
Travelers Cos., Inc. (The) 145 42,324
W R Berkley Corp. 202 12,835
Willis Towers Watson plc 64 15,979
635,180
Interactive Media & Services — 9.0%
Alphabet, Inc., Class
a
A 3,919 1,490,552
Alphabet, Inc., Class
a
C 3,147 1,184,625
Meta Platforms, Inc., Class
a
A 1,472 931,055
3,606,232
IT Services — 0.8%
Accenture plc, Class
a
A 414 77,447
Akamai Technologies, Inc.* 96 14,356
Investments
Shares Value
Common Stocks (continued)
Cognizant Technology Solutions
Corp., Class
a
A 323 $ 18,009
EPAM Systems, Inc.* 37 3,791
Gartner, Inc.* 47 7,624
GoDaddy, Inc., Class
a
A* 92 7,896
International Business
Machines Corp. 630 187,614
VeriSign, Inc. 56 15,981
332,718
Leisure Products — 0.0%(a)
Hasbro, Inc. 90 7,755
Machinery — 1.9%
Caterpillar, Inc. 313 274,147
Cummins, Inc. 93 60,137
Deere & Co. 169 91,628
Dover Corp. 91 19,234
Fortive Corp. 212 12,364
IDEX Corp. 50 10,542
Illinois Tool Works, Inc. 176 43,521
Ingersoll Rand, Inc. 241 17,265
Nordson Corp. 36 10,344
Otis Worldwide Corp. 262 18,560
PACCAR, Inc. 354 39,071
Parker-Hannifin Corp. 85 71,794
Pentair plc 111 7,863
Snap-on, Inc. 35 12,992
Stanley Black & Decker, Inc. 105 8,339
Westinghouse Air Brake
Technologies Corp. 114 29,772
Xylem, Inc. 164 17,965
745,538
Media — 0.2%
Charter Communications, Inc.,
Class
a
A* 58 8,355
EchoStar Corp., Class
a
A(b) 91 11,756
Fox Corp., Class
a
A 136 8,693
Fox Corp., Class
a
B 96 5,510
News Corp., Class
a
A 251 6,551
News Corp., Class
a
B 83 2,475
Omnicom Group, Inc. 213 15,487
Paramount Skydance Corp.,
Class
a
B(b) 212 2,250
Trade Desk, Inc. (The), Class
a
A* 297 6,403
67,480
Metals & Mining — 0.5%
Freeport-McMoRan, Inc. 970 63,739
Newmont Corp. 735 80,710
Nucor Corp. 153 38,250
Steel Dynamics, Inc. 93 24,194
206,893
Multi-Utilities — 0.6%
Ameren Corp. 186 20,082
CenterPoint Energy, Inc. 441 18,637
CMS Energy Corp. 208 15,095
Consolidated Edison, Inc. 243 25,668

See accompanying notes to the financial statements.
S&P 500
®
EX-HEALTH CARE ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXV
::
Investments
Shares Value
Common Stocks (continued)
Dominion Energy, Inc. 575 $ 38,491
DTE Energy Co. 139 19,859
NiSource, Inc. 323 14,929
Public Service Enterprise
Group, Inc. 336 26,426
Sempra 441 39,306
WEC Energy Group, Inc. 219 24,320
242,813
Office REITs — 0.0%(a)
BXP, Inc., REIT 100 6,001
Oil, Gas & Consumable Fuels — 3.1%
APA Corp. 240 8,743
Chevron Corp. 1,261 230,082
ConocoPhillips 825 94,034
Devon Energy Corp. 775 34,480
Diamondback Energy, Inc. 125 23,935
EOG Resources, Inc. 365 48,684
EQT Corp. 422 23,180
Expand Energy Corp. 161 14,970
Exxon Mobil Corp. 2,812 408,471
Kinder Morgan, Inc. 1,319 40,995
Marathon Petroleum Corp. 199 49,505
Occidental Petroleum Corp. 485 27,466
ONEOK, Inc. 425 35,674
Phillips 66 272 47,839
Targa Resources Corp. 144 36,730
Texas Pacific Land Corp. 39 15,327
Valero Energy Corp. 206 50,433
Williams Cos., Inc. (The) 823 58,754
1,249,302
Passenger Airlines — 0.2%
Delta Air Lines, Inc. 437 36,044
Southwest Airlines Co. 331 14,216
United Airlines Holdings, Inc.* 219 25,141
75,401
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The),
Class
a
A 168 14,944
Kenvue, Inc. 1,290 22,291
37,235
Professional Services — 0.4%
Automatic Data Processing, Inc. 271 60,119
Broadridge Financial Solutions,
Inc. 79 12,144
Equifax, Inc. 81 13,429
Jacobs Solutions, Inc. 79 9,469
Leidos Holdings, Inc. 86 10,991
Paychex, Inc. 219 21,238
Verisk Analytics, Inc., Class
a
A 94 16,449
143,839
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class
a
A* 196 24,508
Investments
Shares Value
Common Stocks (continued)
CoStar Group, Inc.* 287 $ 9,241
33,749
Residential REITs — 0.2%
AvalonBay Communities, Inc.,
REIT 95 17,338
Camden Property Trust, REIT 71 7,566
Equity Residential, REIT 233 15,250
Essex Property Trust, Inc., REIT 43 11,723
Invitation Homes, Inc., REIT 379 11,086
Mid-America Apartment
Communities, Inc., REIT 79 10,196
UDR, Inc., REIT 204 7,528
80,687
Retail REITs — 0.3%
Federal Realty Investment Trust,
REIT 53 6,341
Kimco Realty Corp., REIT 455 10,957
Realty Income Corp., REIT 619 37,932
Regency Centers Corp., REIT 112 8,663
Simon Property Group, Inc.,
REIT 219 44,875
108,768
Semiconductors & Semiconductor Equipment — 19.9%
Advanced Micro Devices, Inc.* 1,097 566,162
Analog Devices, Inc. 328 135,743
Applied Materials, Inc. 534 240,332
Broadcom, Inc. 3,191 1,425,643
First Solar, Inc.* 72 22,089
Intel Corp.* 3,162 362,618
KLA Corp. 88 169,110
Lam Research Corp. 841 267,589
Microchip Technology, Inc. 366 34,642
Micron Technology, Inc. 758 736,018
Monolithic Power Systems, Inc. 33 51,685
NVIDIA Corp. 16,356 3,453,405
NXP Semiconductors NV 169 54,308
ON Semiconductor Corp.* 267 32,206
Qnity Electronics, Inc. 141 21,996
QUALCOMM, Inc. 718 180,232
Skyworks Solutions, Inc.(b) 102 7,941
Teradyne, Inc. 105 39,303
Texas Instruments, Inc. 612 187,076
7,988,098
Software — 9.6%
Adobe, Inc.* 277 71,801
AppLovin Corp., Class
a
A* 182 111,582
Autodesk, Inc.* 142 32,846
Cadence Design Systems, Inc.* 182 68,237
Crowdstrike Holdings, Inc.,
Class
a
A* 169 123,539
Datadog, Inc., Class
a
A* 221 54,664
Fair Isaac Corp.* 16 20,010
Fortinet, Inc.* 427 58,913
Gen Digital, Inc. 372 9,594
Intuit, Inc. 187 61,996
Microsoft Corp. 4,998 2,250,300

See accompanying notes to the financial statements.
MAY 31, 2026 :: S&P 500
®
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SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXV
::
Investments
Shares Value
Common Stocks (continued)
Oracle Corp. 1,141 $ 257,615
Palantir Technologies, Inc.,
Class
a
A* 1,538 240,759
Palo Alto Networks, Inc.* 544 153,239
PTC, Inc.* 80 11,099
Roper Technologies, Inc. 72 23,438
Salesforce, Inc. 632 120,775
ServiceNow, Inc.* 704 87,557
Synopsys, Inc.* 128 60,879
Trimble, Inc.* 161 9,082
Tyler Technologies, Inc.* 29 9,081
Workday, Inc., Class
a
A* 144 21,051
3,858,057
Specialized REITs — 0.8%
American Tower Corp., REIT 314 58,705
Crown Castle, Inc., REIT 294 26,901
Digital Realty Trust, Inc., REIT 217 41,230
Equinix, Inc., REIT 66 70,491
Extra Space Storage, Inc., REIT 143 20,636
Iron Mountain, Inc., REIT 199 25,522
Public Storage, REIT 105 31,887
SBA Communications Corp.,
Class
a
A, REIT 72 14,628
VICI Properties, Inc., Class
a
A,
REIT 720 20,318
Weyerhaeuser Co., REIT 486 11,912
322,230
Specialty Retail — 1.6%
AutoZone, Inc.* 11 32,287
Best Buy Co., Inc. 132 10,289
Carvana Co., Class
a
A* 475 34,675
Home Depot, Inc. (The) 670 212,484
Lowe's Cos., Inc. 377 80,814
O'Reilly Automotive, Inc.* 567 49,261
Ross Stores, Inc. 218 50,517
TJX Cos., Inc. (The) 748 115,753
Tractor Supply Co. 356 11,225
Ulta Beauty, Inc.* 30 15,265
Williams-Sonoma, Inc. 80 16,286
628,856
Technology Hardware, Storage & Peripherals — 9.2%
Apple, Inc. 9,881 3,083,465
Dell Technologies, Inc., Class
a
C 200 84,182
Hewlett Packard Enterprise Co. 895 38,521
HP, Inc. 620 16,765
NetApp, Inc. 134 23,355
Sandisk Corp.* 98 166,108
Seagate Technology Holdings
plc 146 128,451
Super Micro Computer, Inc.* 340 15,670
Western Digital Corp. 229 121,647
3,678,164
Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp.* 96 10,930
Lululemon Athletica, Inc.* 72 9,445
NIKE, Inc., Class
a
B 803 37,123
Investments
Shares Value
Common Stocks (continued)
Ralph Lauren Corp., Class
a
A 26 $ 9,461
Tapestry, Inc. 135 19,637
86,596
Tobacco — 0.7%
Altria Group, Inc. 1,132 78,765
Philip Morris International, Inc. 1,048 185,894
264,659
Trading Companies & Distributors — 0.3%
Fastenal Co. 774 34,211
United Rentals, Inc. 42 41,818
WW Grainger, Inc. 29 35,793
111,822
Water Utilities — 0.0%(a)
American Water Works Co., Inc. 131 16,148
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc. 318 59,635
Total Common Stocks
(Cost $24,514,640)
40,077,687
Securities Lending Reinvestments (c) — 0 .1%
Investment Companies — 0 .1%
Invesco Government & Agency Portfolio,
Institutional Class 3.55% (d)
(Cost $21,722) 21,722 21,722
Principal
Amount
Short-Term Investments — 0 .1%
Repurchase Agreements (e) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $58,772
(Cost $58,753) $ 58,753
58,753
Total Investments — 100.0%
(Cost $24,595,115) 40,158,162
Other assets less liabilities — 0.0%(a) 5,923
Net Assets — 100.0% $ 40,164,085
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The security or a portion of this security is on loan at May 31,
2026. The total value of securities on loan at May 31, 2026
was $23,374, collateralized in the form of cash with a value of $21,722 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments and $2,728 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.13% – 4.75%, and maturity dates ranging from September
15, 2027 – November 15, 2055. The total value of collateral is
$24,450.

See accompanying notes to the financial statements.
S&P 500
®
EX-HEALTH CARE ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXV
::
(c) The security was purchased with cash collateral held from securities on loan at May 31, 2026. The total value of securities purchased was $21,722.
(d) Rate shown is the 7-day yield as of May 31, 2026.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 16,515,455
Aggregate gross unrealized depreciation (1,016,289)
Net unrealized appreciation $ 15,499,166
Federal income tax cost $ 24,658,996

MAY 31, 2026 :: S&P 500
®
EX-TECHNOLOGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXT
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .7%
Aerospace & Defense — 3.3%
Axon Enterprise, Inc.* 526 $ 236,027
Boeing Co. (The)* 5,235 1,210,070
General Dynamics Corp. 1,694 587,513
General Electric Co. 6,993 2,264,054
Howmet Aerospace, Inc. 2,672 690,044
Huntington Ingalls Industries,
Inc. 261 80,432
L3Harris Technologies, Inc. 1,246 392,714
Lockheed Martin Corp. 1,350 716,107
Northrop Grumman Corp. 888 500,548
RTX Corp. 8,951 1,608,137
Textron, Inc. 1,159 106,350
TransDigm Group, Inc. 374 470,612
8,862,608
Air Freight & Logistics — 0.5%
CH Robinson Worldwide, Inc. 791 141,312
Expeditors International of
Washington, Inc. 892 140,927
FedEx Corp. 1,444 594,567
United Parcel Service, Inc.,
Class
a
B 4,927 525,662
1,402,468
Automobile Components — 0.0%(a)
Aptiv plc* 1,417 96,271
Automobiles — 3.4%
Ford Motor Co. 26,127 455,655
General Motors Co. 6,026 501,604
Tesla, Inc.* 18,749 8,170,627
9,127,886
Banks — 5.1%
Bank of America Corp. 44,240 2,282,784
Citigroup, Inc. 11,651 1,466,861
Citizens Financial Group, Inc. 2,833 176,383
Fifth Third Bancorp 6,000 299,580
Huntington Bancshares, Inc. 13,533 221,400
JPMorgan Chase & Co. 17,975 5,380,097
KeyCorp 6,248 133,270
M&T Bank Corp. 1,013 218,919
PNC Financial Services Group,
Inc. (The) 2,691 595,034
Regions Financial Corp. 5,786 162,008
Truist Financial Corp. 8,416 405,735
US Bancorp 10,364 568,465
Wells Fargo & Co. 20,616 1,598,565
13,509,101
Beverages — 1.6%
Brown-Forman Corp., Class
a
B 1,138 29,270
Coca-Cola Co. (The) 25,813 2,039,485
Constellation Brands, Inc.,
Class
a
A 938 130,213
Keurig Dr Pepper, Inc. 9,059 272,042
Molson Coors Beverage Co.,
Class
a
B 1,128 44,590
Investments
Shares Value
Common Stocks (continued)
Monster Beverage Corp.* 4,753 $ 418,644
PepsiCo, Inc. 9,111 1,313,715
4,247,959
Biotechnology — 2.4%
AbbVie, Inc. 11,781 2,564,959
Amgen, Inc. 3,591 1,209,413
Biogen, Inc.* 979 191,884
Gilead Sciences, Inc. 8,272 1,112,005
Incyte Corp.* 1,113 107,672
Moderna, Inc.* 2,319 109,433
Regeneron Pharmaceuticals,
Inc. 674 414,362
Vertex Pharmaceuticals, Inc.* 1,695 758,580
6,468,308
Broadline Retail — 6.7%
Amazon.com, Inc.* 65,127 17,625,971
eBay, Inc. 3,015 329,449
17,955,420
Building Products — 0.7%
A O Smith Corp. 750 42,540
Allegion plc 573 74,530
Builders FirstSource, Inc.* 738 56,280
Carrier Global Corp. 5,238 334,551
Johnson Controls International
plc 4,082 547,233
Lennox International, Inc. 213 106,960
Masco Corp. 1,357 95,329
Trane Technologies plc 1,477 666,570
1,923,993
Capital Markets — 5.0%
Ameriprise Financial, Inc. 608 270,992
Ares Management Corp.,
Class
a
A 1,373 176,431
Bank of New York Mellon Corp.
(The) 4,590 639,984
Blackrock, Inc. 963 1,008,146
Blackstone, Inc. 4,991 583,797
Cboe Global Markets, Inc. 699 233,158
Charles Schwab Corp. (The) 11,137 972,817
CME Group, Inc. 2,403 657,317
Coinbase Global, Inc., Class
a
A* 1,488 281,277
FactSet Research Systems,
Inc.(b) 247 60,631
Franklin Resources, Inc. 2,050 63,591
Goldman Sachs Group, Inc.
(The) 2,001 2,052,146
Interactive Brokers Group, Inc.,
Class
a
A 2,967 258,040
Intercontinental Exchange, Inc. 3,787 559,908
Invesco Ltd. 2,959 84,213
KKR & Co., Inc. 4,578 439,213
Moody's Corp. 1,023 463,675
Morgan Stanley 8,021 1,668,368
MSCI, Inc., Class
a
A 491 310,008
Nasdaq, Inc. 2,995 277,097
Northern Trust Corp. 1,243 205,654

See accompanying notes to the financial statements.
S&P 500
®
EX-TECHNOLOGY ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXT
::
Investments
Shares Value
Common Stocks (continued)
Raymond James Financial, Inc. 1,171 $ 167,933
Robinhood Markets, Inc.,
Class
a
A* 5,268 496,772
S&P Global, Inc. 2,040 864,960
State Street Corp. 1,860 289,490
T. Rowe Price Group, Inc. 1,459 152,509
13,238,127
Chemicals — 1.6%
Air Products and Chemicals,
Inc. 1,486 414,029
Albemarle Corp. 786 138,666
CF Industries Holdings, Inc. 1,040 116,844
Corteva, Inc. 4,483 350,929
Dow, Inc. 4,783 161,426
DuPont de Nemours, Inc. 2,731 132,235
Ecolab, Inc. 1,701 435,456
International Flavors &
Fragrances, Inc. 1,709 129,970
Linde plc 3,113 1,549,309
LyondellBasell Industries NV,
Class
a
A 1,718 114,505
Mosaic Co. (The) 2,116 50,572
PPG Industries, Inc. 1,497 169,131
Sherwin-Williams Co. (The) 1,538 467,306
4,230,378
Commercial Services & Supplies — 0.6%
Cintas Corp. 2,268 388,418
Copart, Inc.* 5,939 194,621
Republic Services, Inc., Class
a
A 1,341 268,790
Rollins, Inc. 1,959 93,248
Veralto Corp. 1,654 136,009
Waste Management, Inc. 2,476 523,575
1,604,661
Construction & Engineering — 0.5%
Comfort Systems USA, Inc. 235 429,629
EMCOR Group, Inc. 298 246,393
Quanta Services, Inc. 995 708,171
1,384,193
Construction Materials — 0.4%
CRH plc 4,468 486,074
Martin Marietta Materials, Inc. 403 234,401
Vulcan Materials Co. 879 248,686
969,161
Consumer Finance — 0.8%
American Express Co. 3,571 1,130,115
Capital One Financial Corp. 4,168 783,292
Synchrony Financial 2,318 165,598
2,079,005
Consumer Staples Distribution & Retail — 2.8%
Casey's General Stores, Inc. 247 189,484
Costco Wholesale Corp. 2,957 2,827,838
Dollar General Corp. 1,469 162,486
Dollar Tree, Inc.* 1,234 143,687
Investments
Shares Value
Common Stocks (continued)
Kroger Co. (The) 3,882 $ 241,266
Sysco Corp. 3,192 241,986
Target Corp. 3,020 383,751
Walmart, Inc. 29,227 3,383,025
7,573,523
Containers & Packaging — 0.3%
Amcor plc 3,081 119,604
Avery Dennison Corp. 516 82,080
Ball Corp. 1,787 97,695
International Paper Co. 3,523 117,915
Packaging Corp. of America 595 130,252
Smurfit Westrock plc 3,482 143,284
690,830
Distributors — 0.1%
Genuine Parts Co. 929 91,692
Pool Corp. 219 39,727
131,419
Diversified Telecommunication Services — 1.2%
AT&T, Inc. 46,673 1,157,490
Comcast Corp., Class
a
A 23,924 594,990
Verizon Communications, Inc. 28,113 1,344,083
3,096,563
Electric Utilities — 2.2%
Alliant Energy Corp. 1,715 122,811
American Electric Power Co.,
Inc. 3,606 456,772
Constellation Energy Corp. 2,077 597,657
Duke Energy Corp. 5,185 636,355
Edison International 2,566 179,466
Entergy Corp. 3,017 329,004
Evergy, Inc. 1,535 125,931
Eversource Energy 2,503 170,880
Exelon Corp. 6,819 311,219
FirstEnergy Corp. 3,465 160,741
NextEra Energy, Inc. 13,887 1,208,308
NRG Energy, Inc. 1,414 189,589
PG&E Corp. 14,652 239,414
Pinnacle West Capital Corp. 798 79,593
PPL Corp. 4,932 174,543
Southern Co. (The) 7,340 675,647
Xcel Energy, Inc. 3,943 313,469
5,971,399
Electrical Equipment — 1.9%
AMETEK, Inc. 1,535 346,680
Eaton Corp. plc 2,590 1,037,554
Emerson Electric Co. 3,745 538,606
GE Vernova, Inc. 1,797 1,740,071
Generac Holdings, Inc.* 393 109,219
Hubbell, Inc., Class
a
B 353 167,184
Rockwell Automation, Inc. 750 338,295
Vertiv Holdings Co., Class
a
A 2,551 805,376
5,082,985

See accompanying notes to the financial statements.
MAY 31, 2026 :: S&P 500
®
EX-TECHNOLOGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXT
::
Investments
Shares Value
Common Stocks (continued)
Energy Equipment & Services — 0.4%
Baker Hughes Co., Class
a
A 6,588 $ 420,841
Halliburton Co. 5,587 217,055
SLB Ltd. 9,967 543,700
1,181,596
Entertainment — 1.8%
Electronic Arts, Inc. 1,503 303,185
Live Nation Entertainment, Inc.* 1,052 177,168
Netflix, Inc.* 28,151 2,421,549
Take-Two Interactive Software,
Inc.* 1,158 259,577
TKO Group Holdings, Inc.,
Class
a
A 443 90,895
Walt Disney Co. (The) 11,812 1,202,816
Warner Bros Discovery, Inc.* 16,525 446,340
4,901,530
Financial Services — 5.2%
Apollo Global Management, Inc. 3,096 398,486
Berkshire Hathaway, Inc.,
Class
a
B* 12,225 5,800,518
Block, Inc., Class
a
A* 3,651 276,454
Corpay, Inc.* 468 169,323
Fidelity National Information
Services, Inc. 3,451 148,359
Fiserv, Inc.* 3,587 202,881
Global Payments, Inc. 1,586 119,759
Jack Henry & Associates, Inc. 482 65,706
Mastercard, Inc., Class
a
A 5,430 2,682,311
PayPal Holdings, Inc. 6,139 274,720
Visa, Inc., Class
a
A 11,209 3,658,169
13,796,686
Food Products — 0.7%
Archer-Daniels-Midland Co. 3,203 255,535
Bunge Global SA 900 110,970
Campbell's Co. (The)(b) 1,312 27,696
Conagra Brands, Inc. 3,189 42,350
General Mills, Inc. 3,560 120,364
Hershey Co. (The) 989 191,896
Hormel Foods Corp. 1,943 45,136
J M Smucker Co. (The) 713 73,582
Kraft Heinz Co. (The) 5,683 136,449
McCormick & Co., Inc.
(Non-Voting) 1,693 80,197
Mondelez International, Inc.,
Class
a
A 8,547 522,820
Tyson Foods, Inc., Class
a
A 1,879 114,656
1,721,651
Gas Utilities — 0.1%
Atmos Energy Corp. 1,102 186,381
Ground Transportation — 1.3%
CSX Corp. 12,398 561,133
JB Hunt Transport Services,
Inc. 499 137,939
Norfolk Southern Corp. 1,498 456,830
Investments
Shares Value
Common Stocks (continued)
Old Dominion Freight Line, Inc. 1,227 $ 276,259
Uber Technologies, Inc.* 13,722 966,029
Union Pacific Corp. 3,955 1,038,741
3,436,931
Health Care Equipment & Supplies — 2.2%
Abbott Laboratories 11,594 992,446
Align Technology, Inc.* 447 78,203
Baxter International, Inc. 3,430 64,415
Becton Dickinson & Co. 1,897 279,087
Boston Scientific Corp.* 9,887 477,641
Cooper Cos., Inc. (The)* 1,307 80,001
Dexcom, Inc.* 2,566 189,217
Edwards Lifesciences Corp.* 3,869 334,552
GE HealthCare Technologies,
Inc. 3,040 189,514
IDEXX Laboratories, Inc.* 533 300,361
Insulet Corp.* 470 68,122
Intuitive Surgical, Inc.* 2,367 1,005,123
Medtronic plc 8,548 630,928
ResMed, Inc. 972 185,234
Solventum Corp.* 984 73,751
STERIS plc 656 139,551
Stryker Corp. 2,297 700,792
Zimmer Biomet Holdings, Inc. 1,321 108,758
5,897,696
Health Care Providers & Services — 2.5%
Cardinal Health, Inc. 1,569 308,779
Cencora, Inc. 1,296 349,091
Centene Corp.* 3,115 185,654
Cigna Group (The) 1,757 487,392
CVS Health Corp. 8,483 771,783
DaVita, Inc.* 223 43,342
Elevance Health, Inc. 1,473 579,169
HCA Healthcare, Inc. 1,043 394,817
Henry Schein, Inc.* 669 51,232
Humana, Inc. 804 245,558
Labcorp Holdings, Inc. 553 143,813
McKesson Corp. 816 605,831
Quest Diagnostics, Inc. 734 143,057
UnitedHealth Group, Inc. 6,038 2,296,312
Universal Health Services, Inc.,
Class
a
B 366 53,476
6,659,306
Health Care REITs — 0.5%
Alexandria Real Estate Equities,
Inc., REIT 1,041 51,717
Healthpeak Properties, Inc.,
REIT 4,635 88,760
Ventas, Inc., REIT 3,166 267,274
Welltower, Inc., REIT 4,652 955,195
1,362,946
Health Care Technology — 0.1%
Veeva Systems, Inc., Class
a
A* 1,009 175,909

See accompanying notes to the financial statements.
S&P 500
®
EX-TECHNOLOGY ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXT
::
Investments
Shares Value
Common Stocks (continued)
Hotel & Resort REITs — 0.0%(a)
Host Hotels & Resorts, Inc.,
REIT 4,263 $ 97,964
Hotels, Restaurants & Leisure — 2.5%
Airbnb, Inc., Class
a
A* 2,824 376,467
Booking Holdings, Inc. 5,374 899,769
Carnival Corp. Ltd. 8,572 240,530
Chipotle Mexican Grill, Inc.,
Class
a
A* 8,683 276,640
Darden Restaurants, Inc. 768 156,603
Domino's Pizza, Inc. 208 64,601
DoorDash, Inc., Class
a
A* 2,494 397,269
Expedia Group, Inc. 780 176,116
Hilton Worldwide Holdings, Inc. 1,529 500,992
Las Vegas Sands Corp. 2,017 102,000
Marriott International, Inc.,
Class
a
A 1,468 551,381
McDonald's Corp. 4,746 1,325,083
MGM Resorts International* 1,280 55,898
Norwegian Cruise Line Holdings
Ltd.* 3,037 55,699
Royal Caribbean Cruises Ltd. 1,676 477,040
Starbucks Corp. 7,595 753,120
Wynn Resorts Ltd. 563 56,987
Yum! Brands, Inc. 1,850 273,707
6,739,902
Household Durables — 0.3%
DR Horton, Inc. 1,797 264,321
Garmin Ltd. 1,089 254,739
Lennar Corp., Class
a
A 1,441 129,373
NVR, Inc.* 18 109,886
PulteGroup, Inc. 1,281 151,389
909,708
Household Products — 1.2%
Church & Dwight Co., Inc. 1,578 150,904
Clorox Co. (The) 806 72,556
Colgate-Palmolive Co. 5,375 484,449
Kimberly-Clark Corp. 2,214 216,087
Procter & Gamble Co. (The) 15,495 2,224,462
3,148,458
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The) 4,747 69,639
Vistra Corp. 2,122 340,008
409,647
Industrial Conglomerates — 0.6%
3M Co. 3,513 537,946
Honeywell International, Inc. 4,232 1,006,623
1,544,569
Industrial REITs — 0.3%
Prologis, Inc., REIT 6,198 889,227
Investments
Shares Value
Common Stocks (continued)
Insurance — 2.4%
Aflac, Inc. 3,112 $ 349,851
Allstate Corp. (The) 1,735 357,566
American International Group,
Inc. 3,578 265,595
Aon plc, Class
a
A 1,432 452,598
Arch Capital Group Ltd.* 2,383 212,897
Arthur J Gallagher & Co. 1,715 344,904
Assurant, Inc. 332 82,625
Brown & Brown, Inc. 1,955 109,969
Chubb Ltd. 2,424 755,633
Cincinnati Financial Corp. 1,040 163,717
Erie Indemnity Co., Class
a
A 171 36,435
Everest Group Ltd. 271 87,812
Globe Life, Inc. 531 81,370
Hartford Insurance Group, Inc.
(The) 1,859 236,335
Loews Corp. 1,125 116,494
Marsh & McLennan Cos., Inc. 3,226 516,063
MetLife, Inc. 3,669 303,390
Principal Financial Group, Inc. 1,318 136,571
Progressive Corp. (The) 3,907 743,893
Prudential Financial, Inc. 2,321 233,585
Travelers Cos., Inc. (The) 1,444 421,489
W R Berkley Corp. 1,988 126,318
Willis Towers Watson plc 632 157,791
6,292,901
Interactive Media & Services — 13.4%
Alphabet, Inc., Class
a
A 38,816 14,763,277
Alphabet, Inc., Class
a
C 31,178 11,736,335
Meta Platforms, Inc., Class
a
A 14,581 9,222,628
35,722,240
Leisure Products — 0.0%(a)
Hasbro, Inc. 887 76,433
Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc. 1,884 255,339
Bio-Techne Corp. 1,044 53,954
Charles River Laboratories
International, Inc.* 327 59,092
Danaher Corp. 4,194 766,118
IQVIA Holdings, Inc.* 1,129 205,715
Mettler-Toledo International,
Inc.* 137 161,739
Revvity, Inc. 756 79,040
Thermo Fisher Scientific, Inc. 2,506 1,234,230
Waters Corp.* 656 251,622
West Pharmaceutical Services,
Inc. 481 155,272
3,222,121
Machinery — 2.8%
Caterpillar, Inc. 3,102 2,716,949
Cummins, Inc. 923 596,839
Deere & Co. 1,679 910,320
Dover Corp. 897 189,590
Fortive Corp. 2,090 121,889

See accompanying notes to the financial statements.
MAY 31, 2026 :: S&P 500
®
EX-TECHNOLOGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXT
::
Investments
Shares Value
Common Stocks (continued)
IDEX Corp. 500 $ 105,415
Illinois Tool Works, Inc. 1,750 432,740
Ingersoll Rand, Inc. 2,373 170,002
Nordson Corp. 351 100,853
Otis Worldwide Corp. 2,592 183,617
PACCAR, Inc. 3,505 386,847
Parker-Hannifin Corp. 841 710,334
Pentair plc 1,090 77,215
Snap-on, Inc. 344 127,696
Stanley Black & Decker, Inc. 1,033 82,041
Westinghouse Air Brake
Technologies Corp. 1,135 296,417
Xylem, Inc. 1,623 177,783
7,386,547
Media — 0.3%
Charter Communications, Inc.,
Class
a
A* 574 82,685
EchoStar Corp., Class
a
A(b) 896 115,754
Fox Corp., Class
a
A 1,338 85,525
Fox Corp., Class
a
B 945 54,234
News Corp., Class
a
A 2,471 64,493
News Corp., Class
a
B 815 24,303
Omnicom Group, Inc. 2,097 152,473
Paramount Skydance Corp.,
Class
a
B(b) 2,073 21,994
Trade Desk, Inc. (The), Class
a
A* 2,935 63,279
664,740
Metals & Mining — 0.8%
Freeport-McMoRan, Inc. 9,582 629,633
Newmont Corp. 7,275 798,868
Nucor Corp. 1,527 381,750
Steel Dynamics, Inc. 917 238,558
2,048,809
Multi-Utilities — 0.9%
Ameren Corp. 1,842 198,881
CenterPoint Energy, Inc. 4,354 184,000
CMS Energy Corp. 2,043 148,260
Consolidated Edison, Inc. 2,406 254,146
Dominion Energy, Inc. 5,694 381,156
DTE Energy Co. 1,384 197,732
NiSource, Inc. 3,190 147,442
Public Service Enterprise
Group, Inc. 3,329 261,826
Sempra 4,352 387,894
WEC Energy Group, Inc. 2,168 240,756
2,402,093
Office REITs — 0.0%(a)
BXP, Inc., REIT 984 59,050
Oil, Gas & Consumable Fuels — 4.6%
APA Corp. 2,364 86,121
Chevron Corp. 12,497 2,280,203
ConocoPhillips 8,166 930,761
Devon Energy Corp. 7,678 341,594
Diamondback Energy, Inc. 1,294 247,775
EOG Resources, Inc. 3,618 482,569
Investments
Shares Value
Common Stocks (continued)
EQT Corp. 4,160 $ 228,509
Expand Energy Corp. 1,588 147,652
Exxon Mobil Corp. 27,859 4,046,798
Kinder Morgan, Inc. 13,053 405,687
Marathon Petroleum Corp. 1,968 489,579
Occidental Petroleum Corp. 4,794 271,484
ONEOK, Inc. 4,195 352,128
Phillips 66 2,685 472,238
Targa Resources Corp. 1,433 365,515
Texas Pacific Land Corp. 384 150,912
Valero Energy Corp. 2,034 497,964
Williams Cos., Inc. (The) 8,140 581,115
12,378,604
Passenger Airlines — 0.3%
Delta Air Lines, Inc. 4,332 357,304
Southwest Airlines Co. 3,277 140,747
United Airlines Holdings, Inc.* 2,155 247,394
745,445
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The),
Class
a
A 1,647 146,500
Kenvue, Inc. 12,774 220,735
367,235
Pharmaceuticals — 5.1%
Bristol-Myers Squibb Co. 13,576 776,276
Eli Lilly & Co. 5,284 5,838,820
Johnson & Johnson 16,067 3,620,377
Merck & Co., Inc. 16,549 1,964,697
Pfizer, Inc. 37,906 992,379
Viatris, Inc. 7,682 124,909
Zoetis, Inc., Class
a
A 2,815 218,698
13,536,156
Professional Services — 0.5%
Automatic Data Processing, Inc. 2,683 595,197
Broadridge Financial Solutions,
Inc. 778 119,594
Equifax, Inc. 802 132,963
Jacobs Solutions, Inc. 783 93,850
Leidos Holdings, Inc. 851 108,758
Paychex, Inc. 2,152 208,701
Verisk Analytics, Inc., Class
a
A 931 162,916
1,421,979
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class
a
A* 1,935 241,953
CoStar Group, Inc.* 2,827 91,029
332,982
Residential REITs — 0.3%
AvalonBay Communities, Inc.,
REIT 945 172,472
Camden Property Trust, REIT 691 73,633
Equity Residential, REIT 2,293 150,077
Essex Property Trust, Inc., REIT 431 117,508
Invitation Homes, Inc., REIT 3,759 109,951

See accompanying notes to the financial statements.
S&P 500
®
EX-TECHNOLOGY ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXT
::
Investments
Shares Value
Common Stocks (continued)
Mid-America Apartment
Communities, Inc., REIT 779 $ 100,545
UDR, Inc., REIT 2,007 74,058
798,244
Retail REITs — 0.4%
Federal Realty Investment Trust,
REIT 524 62,686
Kimco Realty Corp., REIT 4,494 108,216
Realty Income Corp., REIT 6,134 375,891
Regency Centers Corp., REIT 1,096 84,776
Simon Property Group, Inc.,
REIT 2,166 443,835
1,075,404
Specialized REITs — 1.2%
American Tower Corp., REIT 3,120 583,315
Crown Castle, Inc., REIT 2,902 265,533
Digital Realty Trust, Inc., REIT 2,151 408,690
Equinix, Inc., REIT 657 701,702
Extra Space Storage, Inc., REIT 1,414 204,054
Iron Mountain, Inc., REIT 1,974 253,166
Public Storage, REIT 1,053 319,786
SBA Communications Corp.,
Class
a
A, REIT 712 144,650
VICI Properties, Inc., Class
a
A,
REIT 7,284 205,554
Weyerhaeuser Co., REIT 4,806 117,795
3,204,245
Specialty Retail — 2.3%
AutoZone, Inc.* 109 319,936
Best Buy Co., Inc. 1,300 101,335
Carvana Co., Class
a
A* 4,713 344,049
Home Depot, Inc. (The) 6,638 2,105,175
Lowe's Cos., Inc. 3,738 801,277
O'Reilly Automotive, Inc.* 5,614 487,744
Ross Stores, Inc. 2,155 499,378
TJX Cos., Inc. (The) 7,405 1,145,924
Tractor Supply Co. 3,526 111,175
Ulta Beauty, Inc.* 295 150,111
Williams-Sonoma, Inc. 796 162,042
6,228,146
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.* 948 107,930
Lululemon Athletica, Inc.* 713 93,531
NIKE, Inc., Class
a
B 7,945 367,297
Ralph Lauren Corp., Class
a
A 257 93,522
Tapestry, Inc. 1,349 196,226
858,506
Tobacco — 1.0%
Altria Group, Inc. 11,191 778,670
Philip Morris International, Inc. 10,379 1,841,027
2,619,697
Trading Companies & Distributors — 0.4%
Fastenal Co. 7,657 338,439
Investments
Shares Value
Common Stocks (continued)
United Rentals, Inc. 421 $ 419,177
WW Grainger, Inc. 291 359,164
1,116,780
Water Utilities — 0.1%
American Water Works Co., Inc. 1,301 160,374
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. 3,159 592,407
Total Common Stocks
(Cost $246,829,783)
266,017,503
Securities Lending Reinvestments (c) — 0 .1%
Investment Companies — 0 .1%
Invesco Government & Agency Portfolio,
Institutional Class 3.55% (d)
(Cost $173,925) 173,925 173,925
Principal
Amount
Short-Term Investments — 0 .2%
Repurchase Agreements (e) — 0 .2%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $493,436
(Cost $493,289) $ 493,289
493,289
Total Investments — 100.0%
(Cost $247,496,997) 266,684,717
Other assets less liabilities — 0.0%(a) 44,034
Net Assets — 100.0% $ 266,728,751
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The security or a portion of this security is on loan at May 31,
2026. The total value of securities on loan at May 31, 2026
was $170,727, collateralized in the form of cash with a value of $173,925 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(c) The security was purchased with cash collateral held from securities on loan at May 31, 2026. The total value of securities purchased was $173,925.
(d) Rate shown is the 7-day yield as of May 31, 2026.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust

See accompanying notes to the financial statements.
MAY 31, 2026 :: S&P 500
®
EX-TECHNOLOGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXT
::
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 34,242,776
Aggregate gross unrealized depreciation (15,509,454)
Net unrealized appreciation $ 18,733,322
Federal income tax cost $ 247,951,395

S&P 500
®
HIGH INCOME ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ISPY
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks (a) — 84 .6%
Aerospace & Defense — 1.7%
Axon Enterprise, Inc.* 1,331 $ 597,246
Boeing Co. (The)* 13,268 3,066,898
General Dynamics Corp. 4,285 1,486,124
General Electric Co. 17,720 5,737,027
Howmet Aerospace, Inc. 6,772 1,748,869
Huntington Ingalls Industries,
Inc. 664 204,625
L3Harris Technologies, Inc. 3,156 994,708
Lockheed Martin Corp. 3,422 1,815,200
Northrop Grumman Corp. 2,252 1,269,407
RTX Corp. 22,678 4,074,330
Textron, Inc. 2,944 270,141
TransDigm Group, Inc. 956 1,202,954
22,467,529
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. 2,003 357,836
Expeditors International of
Washington, Inc. 2,263 357,531
FedEx Corp. 3,656 1,505,358
United Parcel Service, Inc.,
Class
a
B 12,485 1,332,025
3,552,750
Automobile Components — 0.0%(b)
Aptiv plc* 3,598 244,448
Automobiles — 1.8%
Ford Motor Co. 66,211 1,154,720
General Motors Co. 15,273 1,271,325
Tesla, Inc.* 47,512 20,705,254
23,131,299
Banks — 2.6%
Bank of America Corp. 112,115 5,785,134
Citigroup, Inc. 29,527 3,717,449
Citizens Financial Group, Inc. 7,180 447,027
Fifth Third Bancorp 15,207 759,285
Huntington Bancshares, Inc. 34,296 561,083
JPMorgan Chase & Co. 45,565 13,638,060
KeyCorp 15,834 337,739
M&T Bank Corp. 2,565 554,322
PNC Financial Services Group,
Inc. (The) 6,822 1,508,481
Regions Financial Corp. 14,665 410,620
Truist Financial Corp. 21,333 1,028,464
US Bancorp 26,263 1,440,526
Wells Fargo & Co. 52,252 4,051,620
34,239,810
Beverages — 0.8%
Brown-Forman Corp., Class
a
B 2,890 74,331
Coca-Cola Co. (The) 65,411 5,168,123
Constellation Brands, Inc.,
Class
a
A 2,372 329,281
Keurig Dr Pepper, Inc. 22,955 689,338
Molson Coors Beverage Co.,
Class
a
B 2,862 113,135
Investments
Shares Value
Common Stocks (a) (continued)
Monster Beverage Corp.* 12,048 $ 1,061,188
PepsiCo, Inc. 23,090 3,329,347
10,764,743
Biotechnology — 1.3%
AbbVie, Inc. 29,862 6,501,555
Amgen, Inc. 9,098 3,064,115
Biogen, Inc.* 2,478 485,688
Gilead Sciences, Inc. 20,956 2,817,115
Incyte Corp.* 2,825 273,291
Moderna, Inc.* 5,877 277,336
Regeneron Pharmaceuticals,
Inc. 1,703 1,046,970
Vertex Pharmaceuticals, Inc.* 4,289 1,919,499
16,385,569
Broadline Retail — 3.5%
Amazon.com, Inc.* 165,050 44,669,132
eBay, Inc. 7,637 834,495
45,503,627
Building Products — 0.4%
A O Smith Corp. 1,899 107,711
Allegion plc 1,452 188,862
Builders FirstSource, Inc.* 1,868 142,454
Carrier Global Corp. 13,275 847,874
Johnson Controls International
plc 10,341 1,386,315
Lennox International, Inc. 539 270,664
Masco Corp. 3,441 241,730
Trane Technologies plc 3,741 1,688,313
4,873,923
Capital Markets — 2.6%
Ameriprise Financial, Inc. 1,540 686,393
Ares Management Corp.,
Class
a
A 3,482 447,437
Bank of New York Mellon Corp.
(The) 11,630 1,621,571
Blackrock, Inc. 2,437 2,551,247
Blackstone, Inc. 12,649 1,479,554
Cboe Global Markets, Inc. 1,767 589,400
Charles Schwab Corp. (The) 28,220 2,465,017
CME Group, Inc. 6,094 1,666,953
Coinbase Global, Inc., Class
a
A* 3,769 712,454
FactSet Research Systems, Inc. 628 154,155
Franklin Resources, Inc. 5,193 161,087
Goldman Sachs Group, Inc.
(The) 5,068 5,197,538
Interactive Brokers Group, Inc.,
Class
a
A 7,524 654,362
Intercontinental Exchange, Inc. 9,622 1,422,613
Invesco Ltd. 7,503 213,535
KKR & Co., Inc. 11,599 1,112,808
Moody's Corp. 2,592 1,174,824
Morgan Stanley 20,323 4,227,184
MSCI, Inc., Class
a
A 1,243 784,805
Nasdaq, Inc. 7,586 701,857
Northern Trust Corp. 3,150 521,167
Raymond James Financial, Inc. 2,965 425,211

See accompanying notes to the financial statements.
MAY 31, 2026 :: S&P 500
®
HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ISPY
::
Investments
Shares Value
Common Stocks (a) (continued)
Robinhood Markets, Inc.,
Class
a
A* 13,354 $ 1,259,282
S&P Global, Inc. 5,170 2,192,080
State Street Corp. 4,714 733,687
T. Rowe Price Group, Inc. 3,694 386,134
33,542,355
Chemicals — 0.8%
Air Products and Chemicals,
Inc. 3,763 1,048,447
Albemarle Corp. 1,990 351,076
CF Industries Holdings, Inc. 2,633 295,818
Corteva, Inc. 11,364 889,574
Dow, Inc. 12,123 409,151
DuPont de Nemours, Inc. 6,914 334,776
Ecolab, Inc. 4,305 1,102,080
International Flavors &
Fragrances, Inc. 4,326 328,992
Linde plc 7,889 3,926,276
LyondellBasell Industries NV,
Class
a
A 4,350 289,928
Mosaic Co. (The) 5,365 128,224
PPG Industries, Inc. 3,793 428,533
Sherwin-Williams Co. (The) 3,897 1,184,064
10,716,939
Commercial Services & Supplies — 0.3%
Cintas Corp. 5,743 983,546
Copart, Inc.* 15,047 493,090
Republic Services, Inc., Class
a
A 3,401 681,696
Rollins, Inc. 4,958 236,001
Veralto Corp. 4,195 344,955
Waste Management, Inc. 6,271 1,326,066
4,065,354
Communications Equipment — 1.1%
Arista Networks, Inc.* 17,445 2,781,954
Ciena Corp.* 2,379 1,380,367
Cisco Systems, Inc. 66,758 8,038,998
F5, Inc.* 957 366,962
Lumentum Holdings, Inc.* 1,208 1,032,792
Motorola Solutions, Inc. 2,800 1,129,184
14,730,257
Construction & Engineering — 0.3%
Comfort Systems USA, Inc. 596 1,089,613
EMCOR Group, Inc. 758 626,730
Quanta Services, Inc. 2,519 1,792,848
3,509,191
Construction Materials — 0.2%
CRH plc 11,325 1,232,047
Martin Marietta Materials, Inc. 1,021 593,854
Vulcan Materials Co. 2,232 631,478
2,457,379
Consumer Finance — 0.4%
American Express Co. 9,050 2,864,053
Capital One Financial Corp. 10,562 1,984,917
Investments
Shares Value
Common Stocks (a) (continued)
Synchrony Financial 5,874 $ 419,639
5,268,609
Consumer Staples Distribution & Retail — 1.5%
Casey's General Stores, Inc. 628 481,764
Costco Wholesale Corp. 7,497 7,169,531
Dollar General Corp. 3,720 411,469
Dollar Tree, Inc.* 3,126 363,991
Kroger Co. (The) 9,836 611,307
Sysco Corp. 8,092 613,455
Target Corp. 7,650 972,086
Walmart, Inc. 74,043 8,570,477
19,194,080
Containers & Packaging — 0.1%
Amcor plc 7,808 303,107
Avery Dennison Corp. 1,308 208,064
Ball Corp. 4,527 247,491
International Paper Co. 8,925 298,720
Packaging Corp. of America 1,508 330,116
Smurfit Westrock plc 8,830 363,354
1,750,852
Distributors — 0.0%(b)
Genuine Parts Co. 2,350 231,945
Pool Corp. 555 100,677
332,622
Diversified Telecommunication Services — 0.6%
AT&T, Inc. 118,282 2,933,393
Comcast Corp., Class
a
A 60,618 1,507,570
Verizon Communications, Inc. 71,236 3,405,793
7,846,756
Electric Utilities — 1.2%
Alliant Energy Corp. 4,343 311,002
American Electric Power Co.,
Inc. 9,139 1,157,637
Constellation Energy Corp. 5,266 1,515,291
Duke Energy Corp. 13,139 1,612,549
Edison International 6,504 454,890
Entergy Corp. 7,642 833,360
Evergy, Inc. 3,891 319,218
Eversource Energy 6,341 432,900
Exelon Corp. 17,277 788,522
FirstEnergy Corp. 8,786 407,583
NextEra Energy, Inc. 35,189 3,061,795
NRG Energy, Inc. 3,587 480,945
PG&E Corp. 37,138 606,835
Pinnacle West Capital Corp. 2,022 201,674
PPL Corp. 12,499 442,340
Southern Co. (The) 18,605 1,712,590
Xcel Energy, Inc. 9,995 794,603
15,133,734
Electrical Equipment — 1.0%
AMETEK, Inc. 3,890 878,557
Eaton Corp. plc 6,564 2,629,538
Emerson Electric Co. 9,494 1,365,427

See accompanying notes to the financial statements.
S&P 500
®
HIGH INCOME ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ISPY
::
Investments
Shares Value
Common Stocks (a) (continued)
GE Vernova, Inc. 4,552 $ 4,407,793
Generac Holdings, Inc.* 993 275,965
Hubbell, Inc., Class
a
B 900 426,249
Rockwell Automation, Inc. 1,897 855,661
Vertiv Holdings Co., Class
a
A 6,464 2,040,749
12,879,939
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class
a
A 20,769 3,089,596
CDW Corp. 2,199 275,865
Coherent Corp.* 3,168 1,145,137
Corning, Inc. 13,191 2,389,682
Jabil, Inc. 1,783 650,010
Keysight Technologies, Inc.* 2,899 980,819
TE Connectivity plc 4,957 1,057,873
Teledyne Technologies, Inc.* 795 492,765
Zebra Technologies Corp.,
Class
a
A* 832 202,700
10,284,447
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class
a
A 16,693 1,066,349
Halliburton Co. 14,153 549,844
SLB Ltd. 25,255 1,377,660
2,993,853
Entertainment — 1.0%
Electronic Arts, Inc. 3,807 767,948
Live Nation Entertainment, Inc.* 2,668 449,318
Netflix, Inc.* 71,337 6,136,409
Take-Two Interactive Software,
Inc.* 2,942 659,478
TKO Group Holdings, Inc.,
Class
a
A 1,122 230,212
Walt Disney Co. (The) 29,933 3,048,077
Warner Bros Discovery, Inc.* 41,876 1,131,071
12,422,513
Financial Services — 2.7%
Apollo Global Management, Inc. 7,844 1,009,601
Berkshire Hathaway, Inc.,
Class
a
B* 30,981 14,699,865
Block, Inc., Class
a
A* 9,253 700,637
Corpay, Inc.* 1,184 428,371
Fidelity National Information
Services, Inc. 8,752 376,248
Fiserv, Inc.* 9,091 514,187
Global Payments, Inc. 4,020 303,550
Jack Henry & Associates, Inc. 1,221 166,447
Mastercard, Inc., Class
a
A 13,762 6,798,153
PayPal Holdings, Inc. 15,557 696,176
Visa, Inc., Class
a
A 28,400 9,268,624
34,961,859
Food Products — 0.3%
Archer-Daniels-Midland Co. 8,120 647,814
Bunge Global SA 2,286 281,864
Campbell's Co. (The)(c) 3,327 70,233
Conagra Brands, Inc. 8,084 107,356
General Mills, Inc. 9,019 304,932
Investments
Shares Value
Common Stocks (a) (continued)
Hershey Co. (The) 2,502 $ 485,463
Hormel Foods Corp. 4,928 114,477
J M Smucker Co. (The) 1,802 185,966
Kraft Heinz Co. (The) 14,404 345,840
McCormick & Co., Inc.
(Non-Voting) 4,284 202,933
Mondelez International, Inc.,
Class
a
A 21,662 1,325,065
Tyson Foods, Inc., Class
a
A 4,766 290,821
4,362,764
Gas Utilities — 0.0%(b)
Atmos Energy Corp. 2,796 472,887
Ground Transportation — 0.7%
CSX Corp. 31,419 1,422,024
JB Hunt Transport Services,
Inc. 1,265 349,684
Norfolk Southern Corp. 3,796 1,157,628
Old Dominion Freight Line, Inc. 3,110 700,217
Uber Technologies, Inc.* 34,775 2,448,160
Union Pacific Corp. 10,025 2,632,966
8,710,679
Health Care Equipment & Supplies — 1.2%
Abbott Laboratories 29,381 2,515,014
Align Technology, Inc.* 1,130 197,693
Baxter International, Inc. 8,695 163,292
Becton Dickinson & Co. 4,810 707,647
Boston Scientific Corp.* 25,062 1,210,745
Cooper Cos., Inc. (The)* 3,313 202,789
Dexcom, Inc.* 6,505 479,679
Edwards Lifesciences Corp.* 9,804 847,752
GE HealthCare Technologies,
Inc. 7,700 480,018
IDEXX Laboratories, Inc.* 1,348 759,638
Insulet Corp.* 1,190 172,479
Intuitive Surgical, Inc.* 6,001 2,548,265
Medtronic plc 21,656 1,598,429
ResMed, Inc. 2,460 468,802
Solventum Corp.* 2,491 186,700
STERIS plc 1,656 352,281
Stryker Corp. 5,820 1,775,624
Zimmer Biomet Holdings, Inc. 3,349 275,723
14,942,570
Health Care Providers & Services — 1.3%
Cardinal Health, Inc. 3,974 782,083
Cencora, Inc. 3,288 885,656
Centene Corp.* 7,893 470,423
Cigna Group (The) 4,450 1,234,430
CVS Health Corp. 21,496 1,955,706
DaVita, Inc.* 565 109,813
Elevance Health, Inc. 3,730 1,466,599
HCA Healthcare, Inc. 2,644 1,000,860
Henry Schein, Inc.* 1,690 129,420
Humana, Inc. 2,036 621,835
Labcorp Holdings, Inc. 1,398 363,564
McKesson Corp. 2,069 1,536,108
Quest Diagnostics, Inc. 1,858 362,124

See accompanying notes to the financial statements.
MAY 31, 2026 :: S&P 500
®
HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ISPY
::
Investments
Shares Value
Common Stocks (a) (continued)
UnitedHealth Group, Inc. 15,299 $ 5,818,363
Universal Health Services, Inc.,
Class
a
B 935 136,613
16,873,597
Health Care REITs — 0.3%
Alexandria Real Estate Equities,
Inc., REIT 2,635 130,907
Healthpeak Properties, Inc.,
REIT 11,747 224,955
Ventas, Inc., REIT 8,025 677,471
Welltower, Inc., REIT 11,792 2,421,251
3,454,584
Health Care Technology — 0.0%(b)
Veeva Systems, Inc., Class
a
A* 2,554 445,264
Hotel & Resort REITs — 0.0%(b)
Host Hotels & Resorts, Inc.,
REIT 10,808 248,368
Hotels, Restaurants & Leisure — 1.3%
Airbnb, Inc., Class
a
A* 7,156 953,966
Booking Holdings, Inc. 13,616 2,279,727
Carnival Corp. Ltd. 21,723 609,547
Chipotle Mexican Grill, Inc.,
Class
a
A* 22,009 701,207
Darden Restaurants, Inc. 1,944 396,401
Domino's Pizza, Inc. 525 163,054
DoorDash, Inc., Class
a
A* 6,319 1,006,554
Expedia Group, Inc. 1,976 446,161
Hilton Worldwide Holdings, Inc. 3,876 1,270,010
Las Vegas Sands Corp. 5,110 258,413
Marriott International, Inc.,
Class
a
A 3,717 1,396,105
McDonald's Corp. 12,031 3,359,055
MGM Resorts International* 3,245 141,709
Norwegian Cruise Line Holdings
Ltd.* 7,693 141,090
Royal Caribbean Cruises Ltd. 4,250 1,209,678
Starbucks Corp. 19,251 1,908,929
Wynn Resorts Ltd. 1,424 144,137
Yum! Brands, Inc. 4,690 693,886
17,079,629
Household Durables — 0.2%
DR Horton, Inc. 4,552 669,554
Garmin Ltd. 2,764 646,555
Lennar Corp., Class
a
A 3,647 327,428
NVR, Inc.* 47 286,925
PulteGroup, Inc. 3,248 383,848
2,314,310
Household Products — 0.6%
Church & Dwight Co., Inc. 3,997 382,233
Clorox Co. (The) 2,041 183,731
Colgate-Palmolive Co. 13,619 1,227,481
Kimberly-Clark Corp. 5,608 547,341
Procter & Gamble Co. (The) 39,249 5,634,586
7,975,372
Investments
Shares Value
Common Stocks (a) (continued)
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 12,026 $ 176,421
Vistra Corp. 5,382 862,358
1,038,779
Industrial Conglomerates — 0.3%
3M Co. 8,901 1,363,010
Honeywell International, Inc. 10,726 2,551,286
3,914,296
Industrial REITs — 0.2%
Prologis, Inc., REIT 15,704 2,253,053
Insurance — 1.2%
Aflac, Inc. 7,886 886,544
Allstate Corp. (The) 4,391 904,941
American International Group,
Inc. 9,067 673,043
Aon plc, Class
a
A 3,625 1,145,717
Arch Capital Group Ltd.* 6,041 539,703
Arthur J Gallagher & Co. 4,340 872,817
Assurant, Inc. 847 210,793
Brown & Brown, Inc. 4,947 278,269
Chubb Ltd. 6,147 1,916,204
Cincinnati Financial Corp. 2,635 414,802
Erie Indemnity Co., Class
a
A 430 91,620
Everest Group Ltd. 689 223,257
Globe Life, Inc. 1,344 205,954
Hartford Insurance Group, Inc.
(The) 4,712 599,036
Loews Corp. 2,856 295,739
Marsh & McLennan Cos., Inc. 8,180 1,308,555
MetLife, Inc. 9,297 768,769
Principal Financial Group, Inc. 3,343 346,402
Progressive Corp. (The) 9,902 1,885,341
Prudential Financial, Inc. 5,879 591,663
Travelers Cos., Inc. (The) 3,655 1,066,858
W R Berkley Corp. 5,034 319,860
Willis Towers Watson plc 1,604 400,471
15,946,358
Interactive Media & Services — 7.0%
Alphabet, Inc., Class
a
A 98,369 37,413,666
Alphabet, Inc., Class
a
C 79,008 29,740,981
Meta Platforms, Inc., Class
a
A 36,949 23,370,612
90,525,259
IT Services — 0.6%
Accenture plc, Class
a
A 10,396 1,944,780
Akamai Technologies, Inc.* 2,430 363,382
Cognizant Technology Solutions
Corp., Class
a
A 8,083 450,668
EPAM Systems, Inc.* 936 95,902
Gartner, Inc.* 1,192 193,342
GoDaddy, Inc., Class
a
A* 2,282 195,864
International Business
Machines Corp. 15,792 4,702,858

See accompanying notes to the financial statements.
S&P 500
®
HIGH INCOME ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ISPY
::
Investments
Shares Value
Common Stocks (a) (continued)
VeriSign, Inc. 1,392 $ 397,249
8,344,045
Leisure Products — 0.0%(b)
Hasbro, Inc. 2,251 193,969
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc. 4,776 647,291
Bio-Techne Corp. 2,644 136,642
Charles River Laboratories
International, Inc.* 832 150,351
Danaher Corp. 10,630 1,941,782
IQVIA Holdings, Inc.* 2,867 522,396
Mettler-Toledo International,
Inc.* 343 404,939
Revvity, Inc. 1,914 200,109
Thermo Fisher Scientific, Inc. 6,350 3,127,438
Waters Corp.* 1,657 635,575
West Pharmaceutical Services,
Inc. 1,217 392,860
8,159,383
Machinery — 1.4%
Caterpillar, Inc. 7,858 6,882,586
Cummins, Inc. 2,333 1,508,588
Deere & Co. 4,257 2,308,060
Dover Corp. 2,277 481,267
Fortive Corp. 5,296 308,863
IDEX Corp. 1,267 267,122
Illinois Tool Works, Inc. 4,430 1,095,450
Ingersoll Rand, Inc. 6,016 430,986
Nordson Corp. 896 257,448
Otis Worldwide Corp. 6,570 465,419
PACCAR, Inc. 8,877 979,754
Parker-Hannifin Corp. 2,131 1,799,907
Pentair plc 2,766 195,943
Snap-on, Inc. 878 325,922
Stanley Black & Decker, Inc. 2,617 207,842
Westinghouse Air Brake
Technologies Corp. 2,882 752,663
Xylem, Inc. 4,114 450,648
18,718,468
Media — 0.1%
Charter Communications, Inc.,
Class
a
A* 1,453 209,305
EchoStar Corp., Class
a
A(c) 2,273 293,649
Fox Corp., Class
a
A 3,390 216,689
Fox Corp., Class
a
B 2,391 137,219
News Corp., Class
a
A 6,259 163,360
News Corp., Class
a
B 2,065 61,578
Omnicom Group, Inc. 5,315 386,454
Paramount Skydance Corp.,
Class
a
B(c) 5,255 55,756
Trade Desk, Inc. (The), Class
a
A* 7,440 160,406
1,684,416
Metals & Mining — 0.4%
Freeport-McMoRan, Inc. 24,284 1,595,701
Newmont Corp. 18,438 2,024,677
Investments
Shares Value
Common Stocks (a) (continued)
Nucor Corp. 3,869 $ 967,250
Steel Dynamics, Inc. 2,318 603,028
5,190,656
Multi-Utilities — 0.5%
Ameren Corp. 4,670 504,220
CenterPoint Energy, Inc. 11,033 466,255
CMS Energy Corp. 5,177 375,695
Consolidated Edison, Inc. 6,094 643,709
Dominion Energy, Inc. 14,437 966,413
DTE Energy Co. 3,511 501,616
NiSource, Inc. 8,086 373,735
Public Service Enterprise
Group, Inc. 8,434 663,334
Sempra 11,028 982,926
WEC Energy Group, Inc. 5,499 610,664
6,088,567
Office REITs — 0.0%(b)
BXP, Inc., REIT 2,491 149,485
Oil, Gas & Consumable Fuels — 2.4%
APA Corp. 5,995 218,398
Chevron Corp. 31,672 5,778,873
ConocoPhillips 20,700 2,359,386
Devon Energy Corp. 19,455 865,553
Diamondback Energy, Inc. 3,280 628,054
EOG Resources, Inc. 9,168 1,222,828
EQT Corp. 10,544 579,182
Expand Energy Corp. 4,023 374,059
Exxon Mobil Corp. 70,608 10,256,518
Kinder Morgan, Inc. 33,078 1,028,064
Marathon Petroleum Corp. 4,985 1,240,118
Occidental Petroleum Corp. 12,155 688,338
ONEOK, Inc. 10,632 892,450
Phillips 66 6,806 1,197,039
Targa Resources Corp. 3,628 925,394
Texas Pacific Land Corp. 981 385,533
Valero Energy Corp. 5,153 1,261,558
Williams Cos., Inc. (The) 20,633 1,472,990
31,374,335
Passenger Airlines — 0.2%
Delta Air Lines, Inc. 10,976 905,300
Southwest Airlines Co. 8,304 356,657
United Airlines Holdings, Inc.* 5,465 627,382
1,889,339
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The),
Class
a
A 4,176 371,455
Kenvue, Inc. 32,365 559,267
930,722
Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co. 34,409 1,967,507
Eli Lilly & Co. 13,389 14,794,845
Johnson & Johnson 40,719 9,175,212
Merck & Co., Inc. 41,935 4,978,523

See accompanying notes to the financial statements.
MAY 31, 2026 :: S&P 500
®
HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ISPY
::
Investments
Shares Value
Common Stocks (a) (continued)
Pfizer, Inc. 96,068 $ 2,515,060
Viatris, Inc. 19,462 316,452
Zoetis, Inc., Class
a
A 7,131 554,008
34,301,607
Professional Services — 0.3%
Automatic Data Processing, Inc. 6,800 1,508,512
Broadridge Financial Solutions,
Inc. 1,972 303,136
Equifax, Inc. 2,034 337,217
Jacobs Solutions, Inc. 1,983 237,682
Leidos Holdings, Inc. 2,159 275,920
Paychex, Inc. 5,459 529,414
Verisk Analytics, Inc., Class
a
A 2,355 412,102
3,603,983
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class
a
A* 4,909 613,822
CoStar Group, Inc.* 7,161 230,584
844,406
Residential REITs — 0.2%
AvalonBay Communities, Inc.,
REIT 2,392 436,564
Camden Property Trust, REIT 1,746 186,054
Equity Residential, REIT 5,810 380,265
Essex Property Trust, Inc., REIT 1,091 297,450
Invitation Homes, Inc., REIT 9,529 278,723
Mid-America Apartment
Communities, Inc., REIT 1,974 254,784
UDR, Inc., REIT 5,082 187,526
2,021,366
Retail REITs — 0.2%
Federal Realty Investment Trust,
REIT 1,325 158,510
Kimco Realty Corp., REIT 11,389 274,247
Realty Income Corp., REIT 15,542 952,414
Regency Centers Corp., REIT 2,783 215,265
Simon Property Group, Inc.,
REIT 5,495 1,125,980
2,726,416
Semiconductors & Semiconductor Equipment — 15.5%
Advanced Micro Devices, Inc.* 27,545 14,215,974
Analog Devices, Inc. 8,257 3,417,159
Applied Materials, Inc. 13,412 6,036,205
Broadcom, Inc. 80,080 35,777,342
First Solar, Inc.* 1,812 555,903
Intel Corp.* 79,332 9,097,794
KLA Corp. 2,214 4,254,666
Lam Research Corp. 21,100 6,713,598
Microchip Technology, Inc. 9,144 865,480
Micron Technology, Inc. 19,017 18,465,507
Monolithic Power Systems, Inc. 823 1,288,991
NVIDIA Corp. 410,569 86,687,539
NXP Semiconductors NV 4,250 1,365,737
ON Semiconductor Corp.* 6,654 802,605
Qnity Electronics, Inc. 3,539 552,084
QUALCOMM, Inc. 18,028 4,525,389
Investments
Shares Value
Common Stocks (a) (continued)
Skyworks Solutions, Inc. 2,541 $ 197,817
Teradyne, Inc. 2,644 989,676
Texas Instruments, Inc. 15,333 4,686,991
200,496,457
Software — 7.5%
Adobe, Inc.* 6,932 1,796,844
AppLovin Corp., Class
a
A* 4,578 2,806,726
Autodesk, Inc.* 3,583 828,784
Cadence Design Systems, Inc.* 4,598 1,723,928
Crowdstrike Holdings, Inc.,
Class
a
A* 4,257 3,111,867
Datadog, Inc., Class
a
A* 5,545 1,371,556
Fair Isaac Corp.* 401 501,487
Fortinet, Inc.* 10,681 1,473,658
Gen Digital, Inc. 9,312 240,157
Intuit, Inc. 4,701 1,558,523
Microsoft Corp. 125,427 56,472,252
Oracle Corp. 28,650 6,468,597
Palantir Technologies, Inc.,
Class
a
A* 38,595 6,041,661
Palo Alto Networks, Inc.* 13,654 3,846,195
PTC, Inc.* 2,010 278,847
Roper Technologies, Inc. 1,800 585,954
Salesforce, Inc. 15,831 3,025,304
ServiceNow, Inc.* 17,670 2,197,618
Synopsys, Inc.* 3,233 1,537,679
Trimble, Inc.* 4,019 226,712
Tyler Technologies, Inc.* 728 227,973
Workday, Inc., Class
a
A* 3,601 526,430
96,848,752
Specialized REITs — 0.6%
American Tower Corp., REIT 7,909 1,478,667
Crown Castle, Inc., REIT 7,357 673,165
Digital Realty Trust, Inc., REIT 5,456 1,036,640
Equinix, Inc., REIT 1,659 1,771,878
Extra Space Storage, Inc., REIT 3,587 517,640
Iron Mountain, Inc., REIT 4,998 640,994
Public Storage, REIT 2,669 810,549
SBA Communications Corp.,
Class
a
A, REIT 1,799 365,485
VICI Properties, Inc., Class
a
A,
REIT 18,459 520,913
Weyerhaeuser Co., REIT 12,171 298,311
8,114,242
Specialty Retail — 1.2%
AutoZone, Inc.* 279 818,918
Best Buy Co., Inc. 3,294 256,767
Carvana Co., Class
a
A* 11,943 871,839
Home Depot, Inc. (The) 16,820 5,334,295
Lowe's Cos., Inc. 9,476 2,031,275
O'Reilly Automotive, Inc.* 14,226 1,235,955
Ross Stores, Inc. 5,465 1,266,405
TJX Cos., Inc. (The) 18,764 2,903,729
Tractor Supply Co. 8,931 281,595
Ulta Beauty, Inc.* 751 382,146
Williams-Sonoma, Inc. 2,016 410,397
15,793,321

See accompanying notes to the financial statements.
S&P 500
®
HIGH INCOME ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ISPY
::
Investments
Shares Value
Common Stocks (a) (continued)
Technology Hardware, Storage & Peripherals — 7.1%
Apple, Inc. 248,051 $ 77,406,795
Dell Technologies, Inc., Class
a
C 5,019 2,112,547
Hewlett Packard Enterprise Co. 22,451 966,291
HP, Inc. 15,512 419,445
NetApp, Inc. 3,347 583,349
Sandisk Corp.* 2,493 4,225,585
Seagate Technology Holdings
plc 3,686 3,242,943
Super Micro Computer, Inc.* 8,505 391,995
Western Digital Corp. 5,728 3,042,771
92,391,721
Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp.* 2,398 273,012
Lululemon Athletica, Inc.* 1,803 236,518
NIKE, Inc., Class
a
B 20,131 930,656
Ralph Lauren Corp., Class
a
A 654 237,991
Tapestry, Inc. 3,420 497,473
2,175,650
Tobacco — 0.5%
Altria Group, Inc. 28,362 1,973,428
Philip Morris International, Inc. 26,301 4,665,271
6,638,699
Trading Companies & Distributors — 0.2%
Fastenal Co. 19,402 857,568
United Rentals, Inc. 1,066 1,061,384
WW Grainger, Inc. 740 913,338
2,832,290
Water Utilities — 0.0%(b)
American Water Works Co., Inc. 3,299 406,668
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc. 8,006 1,501,365
Total Common Stocks
(Cost $838,074,738)
1,097,232,534
Exchange Traded Funds — 10 .1%
ProShares GENIUS Money
Market ETF, 3.53%(d)(e)
(Cost $130,201,875) 1,301,347 130,290,862
Number of
Rights
Rights — 0 .0%
Consumer Staples Distribution & Retail — 0.0%
Walgreens Boots Alliance,
Inc., CVR*‡
(Cost $–) 35 —
Investments
Shares Value
Securities Lending Reinvestments (f) — 0 .0% (b)
Investment Companies — 0 .0% (b)
Invesco Government & Agency Portfolio,
Institutional Class 3.55% (g)
(Cost $388,391) 388,391 $ 388,391
Principal
Amount
Short-Term Investments — 3 .6%
Repurchase Agreements (h) — 3 .6%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $46,384,515
(Cost $46,370,605) $ 46,370,605
46,370,605
Total Investments — 98.3%
(Cost $1,015,035,609) 1,274,282,392
Other assets less liabilities — 1.7% 22,328,109
Net Assets — 100.0% $ 1,296,610,501
* Non-income producing security.
‡ Value determined using significant unobservable inputs and is reported as a Level 3 security in the valuation hierarchy table located in Note 2 in Notes to the Financial Statements.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $383,947,841.
(b) Represents less than 0.05% of net assets.
(c) The security or a portion of this security is on loan at May 31,
2026. The total value of securities on loan at May 31, 2026
was $392,120, collateralized in the form of cash with a value of $388,391 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments and $17,617 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 6.13%, and maturity dates ranging from August
31, 2026 – August 15, 2054. The total value of collateral is
$406,008.
(d) Affiliated company as defined under the Investment Company
Act of 1940.
(e) Represents 7-day effective yield as of May 31, 2026.
(f) The security was purchased with cash collateral held from securities on loan at May 31, 2026. The total value of securities purchased was $388,391.
(g) Rate shown is the 7-day yield as of May 31, 2026.
(h) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
CVR Contingent Value Rights - No defined expiration
REIT Real Estate Investment Trust

See accompanying notes to the financial statements.
MAY 31, 2026 :: S&P 500
®
HIGH INCOME ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ISPY
::
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 290,230,589
Aggregate gross unrealized depreciation (46,298,574)
Net unrealized appreciation $ 243,932,015
Federal income tax cost $ 1,042,433,663
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
May 31, 2026
($)
Shares held
at May 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF — 130,201,875 – – 88,987 130,290,862 1,301,347 905,151
Futures Contracts Purchased
S&P 500
®
High Income ETF had the following open long futures contracts as of May 31, 2026:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
S&P 500
®
E-Mini Index 509 6/18/2026 U.S. Dollar $ 193,311,838 $ 23,146,663
Swap Agreements
a
S&P 500
®
High Income ETF had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
78,328,934 12/9/2027
Bank of
America NA N/A
S&P 500
®
Daily
Covered Call Index (469,084) 469,084 — —
174,506,604 11/4/2027 BNP Paribas N/A
S&P 500
®
Daily
Covered Call Index (2,391,062) 2,391,062 — —
46,081,002 11/8/2027 Citibank NA N/A
S&P 500
®
Daily
Covered Call Index (392,651) 392,651 — —
962,801,697 11/8/2027
Goldman Sachs
International N/A
S&P 500
®
Daily
Covered Call Index (7,391,801) 7,391,801 — —
29,487,307 3/8/2027
Societe
Generale N/A
S&P 500
®
Daily
Covered Call Index (418,779) 418,779 — —
1,291,205,544 (11,063,377)
Total Unrealized
Depreciation
(11,063,377)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c No financing fee is paid or received on this swap.
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

S&P GLOBAL CORE BATTERY METALS ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ION
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .5%
Broadline Retail — 0.8%
Wesfarmers Ltd. 2,418 $ 138,670
Chemicals — 21.4%
Albemarle Corp. 3,020 532,788
Chengxin Lithium Group Co.
Ltd., Class
a
A* 74,000 496,901
Ganfeng Lithium Group Co.
Ltd., Class
a
H(a) 52,046 425,365
Qinghai Salt Lake Industry Co.
Ltd., Class
a
A* 82,900 376,866
Sichuan Yahua Industrial Group
Co. Ltd., Class
a
A 49,000 165,854
Sociedad Quimica y Minera de
Chile SA, ADR 6,548 562,277
Tianqi Lithium Corp., Class
a
A* 58,600 544,395
Zangge Mining Co. Ltd.,
Class
a
A 39,300 448,128
3,552,574
Construction & Engineering — 0.5%
Metallurgical Corp. of China
Ltd., Class
a
H 395,642 75,727
Electrical Equipment — 2.4%
Contemporary Amperex
Technology Co. Ltd., Class
a
A 2,000 125,285
Zhejiang Huayou Cobalt Co.
Ltd., Class
a
A 34,600 280,131
405,416
Metals & Mining — 73.3%
African Rainbow Minerals Ltd. 30,357 395,493
AMG Critical Materials NV 9,434 463,481
Aneka Tambang Tbk. 1,733,223 281,273
Anglo American plc 5,095 273,634
BHP Group Ltd. 4,641 207,849
Boliden AB 4,974 310,192
China Nonferrous Mining Corp.
Ltd. 159,540 275,845
CMOC Group Ltd., Class
a
H 139,266 324,312
Eramet SA(b) 6,954 445,302
First Quantum Minerals Ltd.* 12,723 391,661
Franco-Nevada Corp. 583 135,050
Glencore plc 25,175 192,502
IGO Ltd.* 99,845 687,495
Impala Platinum Holdings Ltd. 17,207 246,024
Jinchuan Group International
Resources Co. Ltd.*‡ 1,057,129 —
KGHM Polska Miedz SA* 1,112 107,176
Liontown Ltd.* 469,160 816,045
Lundin Mining Corp. 11,724 350,194
Mineral Resources Ltd.* 11,596 612,345
Mitsui Kinzoku Co. Ltd. 323 104,709
MMG Ltd.* 190,323 213,955
Northam Platinum Holdings Ltd. 10,196 198,443
Pacific Metals Co. Ltd.(b) 33,041 479,438
PLS Group Ltd.* 153,379 712,158
POSCO Holdings, Inc., ADR 575 40,768
Investments
Shares Value
Common Stocks (continued)
Sibanye Stillwater Ltd. 65,533 $ 197,225
Sigma Lithium Corp.* 41,151 690,102
Sinomine Resource Group Co.
Ltd., Class
a
A 31,300 286,200
South32 Ltd. 121,831 421,193
Sumitomo Metal Mining Co.
Ltd. 910 51,955
Tibet Mineral Development Co.
Ltd., Class
a
A 116,300 508,084
Timah Tbk. PT 1,652,549 296,848
Vale Indonesia Tbk. PT* 1,535,615 406,461
Vale SA, Class
a
B, ADR 14,952 242,970
Valterra Platinum Ltd. 3,151 262,340
Xizang Zhufeng Resources Co.
Ltd., Class
a
A 169,900 455,590
Zijin Mining Group Co. Ltd.,
Class
a
H 30,100 125,902
12,210,214
Trading Companies & Distributors — 1.1%
Sojitz Corp. 1,142 38,656
Sumitomo Corp. 2,713 120,928
Toyota Tsusho Corp. 641 27,891
187,475
Total Common Stocks
(Cost $13,181,998)
16,570,076
Securities Lending Reinvestments (c) — 0 .8%
Investment Companies — 0 .8%
Invesco Government & Agency Portfolio,
Institutional Class 3.55% (d)
(Cost $135,300) 135,300 135,300
Total Investments — 100.3%
(Cost $13,317,298) 16,705,376
Liabilities in excess of other assets — (0.3%) (55,040)
Net Assets — 100.0% $ 16,650,336
* Non-income producing security.
‡ Value determined using significant unobservable inputs and is reported as a Level 3 security in the valuation hierarchy table located in Note 2 in Notes to the Financial Statements.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b) The security or a portion of this security is on loan at May 31,
2026. The total value of securities on loan at May 31, 2026
was $783,844, collateralized in the form of cash with a value of $135,300 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments and $743,088 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 4.88%, and maturity dates ranging from June
4, 2026 – August 15, 2055. The total value of collateral is
$878,388.
(c) The security was purchased with cash collateral held from securities on loan at May 31, 2026. The total value of securities purchased was $135,300.

See accompanying notes to the financial statements.
MAY 31, 2026 :: S&P GLOBAL CORE BATTERY METALS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ION
::
(d) Rate shown is the 7-day yield as of May 31, 2026.
Abbreviations
ADR American Depositary Receipt
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 3,605,198
Aggregate gross unrealized depreciation (340,768)
Net unrealized appreciation $ 3,264,430
Federal income tax cost $ 13,440,946
S&P Global Core Battery Metals ETF invested, as a percentage of net assets, in the following countries as of May 31, 2026:
China 29 .5%
Australia 21 .6%
Canada 9 .4%
South Africa 7 .8%
Indonesia 5 .9%
Japan 4 .9%
Chile 3 .4%
United States 3 .2%
United Kingdom 2 .8%
Netherlands 2 .8%
France 2 .7%
Sweden 1 .9%
Brazil 1 .5%
Hong Kong 1 .3%
Poland 0 .6%
South Korea 0 .2%
Other
a
0 .5%
100 .0%
a
Includes any non-equity securities and net other assets (liabilities).

S&P KENSHO CLEANTECH ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

CTEX
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .4%
Automobiles — 2.4%
Tesla, Inc.* 409 $ 178,238
Construction & Engineering — 5.7%
Arcosa, Inc. 1,921 243,487
Valmont Industries, Inc. 336 174,656
418,143
Electrical Equipment — 50.8%
American Superconductor
Corp.* 3,507 178,647
Array Technologies, Inc.* 27,941 253,704
Ballard Power Systems, Inc.* 53,877 338,886
Bloom Energy Corp., Class
a
A* 862 245,670
Energy Vault Holdings, Inc.* 46,531 234,981
Eos Energy Enterprises, Inc.(a) 32,734 275,948
Fluence Energy, Inc.* 9,220 174,074
FuelCell Energy, Inc.* 12,973 280,995
GE Vernova, Inc. 223 215,935
Generac Holdings, Inc.* 923 256,511
Nextpower, Inc., Class
a
A* 1,772 277,141
Plug Power, Inc.(a) 68,039 268,754
Shoals Technologies Group,
Inc., Class
a
A* 24,268 302,137
Sunrun, Inc.* 17,100 285,913
Tigo Energy, Inc.* 37,573 152,922
3,742,218
Electronic Equipment, Instruments & Components — 2.3%
Corning, Inc. 939 170,109
Energy Equipment & Services — 2.2%
Tenaris SA, ADR 2,714 165,364
Independent Power and Renewable Electricity Producers — 5.9%
Ormat Technologies, Inc. 1,723 236,447
ReNew Energy Global plc,
Class
a
A* 30,866 197,234
433,681
Machinery — 2.6%
Hyster-Yale, Inc. 5,327 193,477
Semiconductors & Semiconductor Equipment — 27.5%
Canadian Solar, Inc.* 14,204 269,734
Daqo New Energy Corp., ADR* 13,185 219,398
Enphase Energy, Inc.* 4,816 329,222
First Solar, Inc.* 1,016 311,699
JinkoSolar Holding Co. Ltd.,
ADR 10,149 236,573
SolarEdge Technologies, Inc.* 4,130 315,325
T1 Energy, Inc.* 32,734 345,671
2,027,622
Total Common Stocks
(Cost $4,846,072)
7,328,852
Investments
Shares Value
Securities Lending Reinvestments (b) — 4 .0%
Investment Companies — 4 .0%
Invesco Government & Agency Portfolio,
Institutional Class 3.55% (c)
(Cost $291,472) 291,472 $ 291,472
Total Investments — 103.4%
(Cost $5,137,544) 7,620,324
Liabilities in excess of other assets — (3.4%) (248,942)
Net Assets — 100.0% $ 7,371,382
* Non-income producing security.
(a) The security or a portion of this security is on loan at May 31,
2026. The total value of securities on loan at May 31, 2026
was $112,071, collateralized in the form of cash with a value of $291,472 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments and $2,577 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 6.13%, and maturity dates ranging from August
31, 2026 – August 15, 2054. The total value of collateral is
$294,049.
(b) The security was purchased with cash collateral held from securities on loan at May 31, 2026. The total value of securities purchased was $291,472.
(c) Rate shown is the 7-day yield as of May 31, 2026.
Abbreviations
ADR American Depositary Receipt
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 2,476,723
Aggregate gross unrealized depreciation (92,849)
Net unrealized appreciation $ 2,383,874
Federal income tax cost $ 5,236,450

See accompanying notes to the financial statements.
MAY 31, 2026 :: S&P KENSHO CLEANTECH ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

CTEX
::
S&P Kensho Cleantech ETF invested, as a percentage of net assets, in the following countries as of May 31, 2026:
United States 85 .0%
Canada 8 .2%
China 6 .2%
Other
a
0 .6%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

S&P KENSHO SMART FACTORIES ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MAKX
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .7%
Electrical Equipment — 14.2%
Allient, Inc. 2,071 $ 163,940
Emerson Electric Co. 2,043 293,824
Rockwell Automation, Inc. 658 296,798
754,562
Electronic Equipment, Instruments & Components — 21.4%
Cognex Corp. 4,856 319,768
Ouster, Inc.* 10,285 473,624
Sanmina Corp.* 675 175,318
Zebra Technologies Corp.,
Class
a
A* 699 170,297
1,139,007
Machinery — 16.7%
3D Systems Corp.* 110,355 393,967
Dover Corp. 707 149,432
Flowserve Corp. 2,188 165,216
Stratasys Ltd.* 17,398 183,375
891,990
Metals & Mining — 2.4%
POSCO Holdings, Inc., ADR 1,824 129,322
Semiconductors & Semiconductor Equipment — 25.4%
Ambarella, Inc.* 2,132 153,888
Ambiq Micro, Inc.* 3,892 310,037
Applied Materials, Inc. 375 168,772
CEVA, Inc.* 4,643 185,627
NVIDIA Corp. 774 163,422
ON Semiconductor Corp.* 1,522 183,584
Tower Semiconductor Ltd.* 742 189,381
1,354,711
Software — 8.3%
Autodesk, Inc.* 1,244 287,749
Synopsys, Inc.* 319 151,723
439,472
Trading Companies & Distributors — 2.9%
Applied Industrial Technologies,
Inc. 509 154,639
Wireless Telecommunication Services — 8.4%
SK Telecom Co. Ltd., ADR 8,198 306,113
Turkcell Iletisim Hizmetleri A/S,
ADR 24,607 140,752
446,865
Total Common Stocks
(Cost $4,258,043)
5,310,568
Total Investments — 99.7%
(Cost $4,258,043) 5,310,568
Other assets less liabilities — 0.3% 14,874
Net Assets — 100.0% $ 5,325,442
* Non-income producing security.
Abbreviations
ADR American Depositary Receipt
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,097,619
Aggregate gross unrealized depreciation (45,759)
Net unrealized appreciation $ 1,051,860
Federal income tax cost $ 4,258,708

See accompanying notes to the financial statements.
MAY 31, 2026 :: S&P KENSHO SMART FACTORIES ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MAKX
::
S&P Kensho Smart Factories ETF invested, as a percentage of net assets, in the following countries as of May 31, 2026:
United States 85 .3%
South Korea 8 .2%
Israel 3 .6%
Turkey 2 .6%
Other
a
0 .3%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

S&P MIDCAP 400
®
DIVIDEND ARISTOCRATS ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

REGL
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .7%
Automobiles — 1.5%
Thor Industries, Inc. 327,236 $ 25,877,823
Banks — 14.2%
Bank OZK 543,046 26,277,996
Commerce Bancshares, Inc. 520,816 27,197,012
Cullen/Frost Bankers, Inc. 184,556 25,011,029
First Financial Bankshares, Inc. 816,745 26,691,227
Home BancShares, Inc. 980,955 26,250,356
International Bancshares Corp. 369,540 26,666,006
Prosperity Bancshares, Inc. 378,563 26,105,704
UMB Financial Corp. 214,143 28,108,410
United Bankshares, Inc. 604,190 26,227,888
238,535,628
Building Products — 1.5%
Carlisle Cos., Inc. 73,683 25,406,635
Capital Markets — 3.2%
Evercore, Inc., Class
a
A 74,553 25,412,135
SEI Investments Co. 316,917 27,850,666
53,262,801
Chemicals — 6.0%
Avient Corp. 691,919 24,507,771
Cabot Corp. 346,594 30,330,441
RPM International, Inc. 245,588 26,024,960
Westlake Corp. 227,830 19,782,479
100,645,651
Commercial Services & Supplies — 3.1%
MSA Safety, Inc. 153,356 25,426,425
RB Global, Inc.(a) 253,983 27,011,092
52,437,517
Containers & Packaging — 4.2%
AptarGroup, Inc. 207,970 24,093,324
Silgan Holdings, Inc. 646,905 24,297,752
Sonoco Products Co. 463,956 22,585,378
70,976,454
Diversified Consumer Services — 1.4%
Service Corp. International 314,757 23,666,579
Electric Utilities — 4.7%
IDACORP, Inc. 182,344 25,577,393
OGE Energy Corp. 566,628 26,761,840
Portland General Electric Co. 521,023 26,113,673
78,452,906
Electronic Equipment, Instruments & Components — 1.8%
Littelfuse, Inc. 66,455 31,025,846
Food Products — 2.8%
Ingredion, Inc. 232,755 23,610,667
Marzetti Co. (The) 207,260 23,200,685
46,811,352
Investments
Shares Value
Common Stocks (continued)
Gas Utilities — 5.8%
National Fuel Gas Co. 305,454 $ 23,596,322
New Jersey Resources Corp. 478,106 26,415,356
ONE Gas, Inc. 302,710 23,532,675
Spire, Inc. 294,564 24,230,835
97,775,188
Ground Transportation — 1.7%
Ryder System, Inc. 114,074 28,615,463
Health Care Providers & Services — 3.2%
Chemed Corp. 70,492 30,058,494
Ensign Group, Inc. (The) 137,424 23,039,133
53,097,627
Hotels, Restaurants & Leisure — 1.5%
Churchill Downs, Inc. 290,052 25,295,435
Industrial REITs — 3.1%
EastGroup Properties, Inc.,
REIT 130,571 26,363,591
STAG Industrial, Inc., REIT 670,951 25,408,914
51,772,505
Insurance — 13.5%
American Financial Group, Inc. 201,645 26,173,521
First American Financial Corp. 393,842 26,084,156
Hanover Insurance Group, Inc.
(The) 145,819 27,151,498
Old Republic International
Corp. 615,269 22,906,465
Primerica, Inc. 94,197 25,430,364
Reinsurance Group of America,
Inc. 125,633 25,219,568
RenaissanceRe Holdings Ltd. 84,515 23,693,780
RLI Corp. 451,169 22,576,497
Unum Group 334,417 27,833,527
227,069,376
Leisure Products — 1.8%
Polaris, Inc. 429,060 30,278,764
Machinery — 5.9%
Donaldson Co., Inc. 298,061 24,402,254
Graco, Inc. 301,886 22,777,299
Lincoln Electric Holdings, Inc. 101,252 26,172,629
Toro Co. (The) 278,789 25,057,555
98,409,737
Metals & Mining — 3.2%
Reliance, Inc. 78,425 29,861,887
Royal Gold, Inc. 104,180 23,386,327
53,248,214
Multi-Utilities — 3.1%
Black Hills Corp. 358,432 26,101,018

See accompanying notes to the financial statements.
MAY 31, 2026 :: S&P MIDCAP 400
®
DIVIDEND ARISTOCRATS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

REGL
::
Investments
Shares Value
Common Stocks (continued)
Northwestern Energy Group,
Inc. 373,790 $ 26,393,312
52,494,330
Oil, Gas & Consumable Fuels — 1.7%
DT Midstream, Inc. 202,035 28,280,859
Residential REITs — 1.5%
Equity LifeStyle Properties, Inc.,
REIT 405,293 25,034,949
Retail REITs — 1.6%
NNN REIT, Inc. 593,565 26,419,578
Specialized REITs — 1.6%
CubeSmart, REIT 665,530 26,621,200
Specialty Retail — 1.6%
Lithia Motors, Inc., Class
a
A 94,180 27,396,020
Trading Companies & Distributors — 3.0%
Applied Industrial Technologies,
Inc. 89,750 27,266,948
GATX Corp. 131,689 22,265,976
49,532,924
Water Utilities — 1.5%
Essential Utilities, Inc. 672,158 24,795,909
Total Common Stocks
(Cost $1,484,282,956)
1,673,237,270
Securities Lending Reinvestments (b) — 1 .5%
Investment Companies — 1 .5%
Invesco Government & Agency Portfolio,
Institutional Class 3.55% (c)
(Cost $25,096,572) 25,096,572 25,096,572
Principal
Amount
Short-Term Investments — 0 .1%
Repurchase Agreements (d) — 0 .1%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $1,819,498
(Cost $1,818,953) $ 1,818,953
1,818,953
Total Investments — 101.3%
(Cost $1,511,198,481) 1,700,152,795
Liabilities in excess of other assets — (1.3%) (22,101,391)
Net Assets — 100.0% $ 1,678,051,404
(a) The security or a portion of this security is on loan at May 31,
2026. The total value of securities on loan at May 31, 2026 was
$24,656,078, collateralized in the form of cash with a value of
$25,096,572 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(b) The security was purchased with cash collateral held from securities on loan at May 31, 2026. The total value of securities purchased was $25,096,572.
(c) Rate shown is the 7-day yield as of May 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 244,820,094
Aggregate gross unrealized depreciation (57,892,387)
Net unrealized appreciation $ 186,927,707
Federal income tax cost $ 1,513,225,088

S&P TECHNOLOGY DIVIDEND ARISTOCRATS ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TDV
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .7%
Communications Equipment — 5.4%
Cisco Systems, Inc. 77,539 $ 9,337,246
Motorola Solutions, Inc. 15,613 6,296,411
15,633,657
Electronic Equipment, Instruments & Components — 17.7%
Amphenol Corp., Class
a
A 45,780 6,810,233
Avnet, Inc. 92,417 8,033,810
Badger Meter, Inc. 57,535 7,128,586
CDW Corp. 49,186 6,170,384
Cognex Corp. 129,474 8,525,863
Littelfuse, Inc. 17,543 8,190,300
TE Connectivity plc 28,602 6,103,953
50,963,129
Financial Services — 9.3%
Cass Information Systems, Inc. 145,387 6,692,163
Jack Henry & Associates, Inc. 44,729 6,097,457
Mastercard, Inc., Class
a
A 13,602 6,719,116
Visa, Inc., Class
a
A 22,441 7,323,845
26,832,581
IT Services — 5.1%
Accenture plc, Class
a
A 35,775 6,692,429
International Business
Machines Corp. 27,203 8,101,054
14,793,483
Professional Services — 6.7%
Broadridge Financial Solutions,
Inc. 42,969 6,605,195
Genpact Ltd. 187,830 6,188,998
SS&C Technologies Holdings,
Inc. 97,332 6,571,857
19,366,050
Semiconductors & Semiconductor Equipment — 37.8%
Analog Devices, Inc. 18,534 7,670,296
Applied Materials, Inc. 17,638 7,938,158
Broadcom, Inc. 17,295 7,726,887
KLA Corp. 3,895 7,485,061
Kulicke & Soffa Industries, Inc. 82,881 8,444,745
Lam Research Corp. 26,920 8,565,406
Microchip Technology, Inc. 85,943 8,134,505
Monolithic Power Systems, Inc. 4,552 7,129,388
Power Integrations, Inc. 103,242 8,672,328
QUALCOMM, Inc. 51,308 12,879,334
Skyworks Solutions, Inc.(a) 116,039 9,033,636
Texas Instruments, Inc. 29,832 9,119,046
Universal Display Corp. 70,235 6,470,048
109,268,838
Software — 11.8%
Dolby Laboratories, Inc.,
Class
a
A 107,137 5,979,316
Intuit, Inc. 17,180 5,695,685
Microsoft Corp. 16,398 7,383,035
Oracle Corp. 38,392 8,668,146
Investments
Shares Value
Common Stocks (continued)
Roper Technologies, Inc. 19,164 $ 6,238,457
33,964,639
Technology Hardware, Storage & Peripherals — 5.9%
Apple, Inc. 26,132 8,154,752
HP, Inc. 329,794 8,917,630
17,072,382
Total Common Stocks
(Cost $233,385,186)
287,894,759
Securities Lending Reinvestments (b) — 0 .1%
Investment Companies — 0 .1%
Invesco Government & Agency Portfolio,
Institutional Class 3.55% (c)
(Cost $251,415) 251,415 251,415
Principal
Amount
Short-Term Investments — 0 .2%
Repurchase Agreements (d) — 0 .2%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $571,992
(Cost $571,822) $ 571,822
571,822
Total Investments — 100.0%
(Cost $234,208,423) 288,717,996
Liabilities in excess of other assets — 0.0%(e) (26,390)
Net Assets — 100.0% $ 288,691,606
(a) The security or a portion of this security is on loan at May 31,
2026. The total value of securities on loan at May 31, 2026
was $235,107, collateralized in the form of cash with a value of $251,415 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(b) The security was purchased with cash collateral held from securities on loan at May 31, 2026. The total value of securities purchased was $251,415.
(c) Rate shown is the 7-day yield as of May 31, 2026.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(e) Represents less than 0.05% of net assets.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 79,272,004
Aggregate gross unrealized depreciation (25,233,653)
Net unrealized appreciation $ 54,038,351
Federal income tax cost $ 234,679,645

MAY 31, 2026 :: SMART MATERIALS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TINT
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 99 .4%
Aerospace & Defense — 4.4%
Hexcel Corp. 1,033 $ 92,753
Biotechnology — 0.7%
3-D Matrix Ltd.* 5,870 15,848
Chemicals — 70.8%
Akzo Nobel NV(a) 1,508 115,491
Arkema SA 1,278 90,781
Cabot Corp. 1,202 105,187
Chemours Co. (The) 3,470 76,895
Hansol Chemical Co. Ltd. 466 83,490
Hydrograph Clean Power, Inc.* 15,811 76,839
Ingevity Corp.* 1,208 81,927
Koppers Holdings, Inc. 899 36,679
Neo Performance Materials,
Inc. 1,933 43,647
OCI Co. Ltd.* 411 33,136
OCI Holdings Co. Ltd. 355 82,331
PPG Industries, Inc. 841 95,016
RPM International, Inc. 880 93,254
Sika AG (Registered) 502 98,593
Solvay SA 2,868 86,575
Syensqo SA 1,419 111,224
Tayca Corp. 1,097 16,476
Toagosei Co. Ltd. 4,954 54,714
Zeon Corp. 8,419 115,742
1,497,997
Electrical Equipment — 2.6%
Mersen SA 1,135 55,364
Electronic Equipment, Instruments & Components — 6.6%
LG Display Co. Ltd.* 10,687 114,103
Solus Advanced Materials Co.
Ltd. 3,221 24,986
139,089
Semiconductors & Semiconductor Equipment — 14.3%
Duk San Neolux Co. Ltd.* 1,139 29,363
Innox Advanced Materials Co.
Ltd. 915 18,397
Kopin Corp.(a) 8,523 48,667
LX Semicon Co. Ltd. 746 26,038
NVIDIA Corp. 443 93,535
Universal Display Corp. 932 85,856
301,856
Total Common Stocks
(Cost $2,014,420)
2,102,907
Investments
Shares Value
Securities Lending Reinvestments (b) — 3 .6%
Investment Companies — 3 .6%
Invesco Government & Agency Portfolio,
Institutional Class 3.55% (c)
(Cost $75,500) 75,500 $ 75,500
Total Investments — 103.0%
(Cost $2,089,920) 2,178,407
Liabilities in excess of other assets — (3.0%) (62,669)
Net Assets — 100.0% $ 2,115,738
* Non-income producing security.
(a) The security or a portion of this security is on loan at May 31,
2026. The total value of securities on loan at May 31, 2026
was $88,873, collateralized in the form of cash with a value of $75,500 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments and $14,668 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 6.25%, and maturity dates ranging from June
18, 2026 – February 15, 2056. The total value of collateral is
$90,168.
(b) The security was purchased with cash collateral held from securities on loan at May 31, 2026. The total value of securities purchased was $75,500.
(c) Rate shown is the 7-day yield as of May 31, 2026.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 183,778
Aggregate gross unrealized depreciation (140,949)
Net unrealized appreciation $ 42,829
Federal income tax cost $ 2,135,578

See accompanying notes to the financial statements.
SMART MATERIALS ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TINT
::
Smart Materials ETF invested, as a percentage of net assets, in the following countries as of May 31, 2026:
United States 38 .3%
South Korea 19 .5%
Japan 9 .6%
Belgium 9 .3%
France 6 .9%
Canada 5 .7%
Netherlands 5 .4%
Switzerland 4 .7%
Other
a
0 .6%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

MAY 31, 2026 :: SUPPLY CHAIN LOGISTICS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SUPL
::
See accompanying notes to the financial statements.
Investments
Shares Value
Common Stocks — 96 .0%
Air Freight & Logistics — 28.5%
CH Robinson Worldwide, Inc. 506 $ 90,397
Deutsche Post AG 1,676 100,090
Expeditors International of
Washington, Inc. 573 90,528
FedEx Corp. 323 132,995
GXO Logistics, Inc.* 480 24,053
InPost SA* 1,054 18,883
J&T Global Express Ltd.* 21,237 24,470
JD Logistics, Inc.*(a) 10,171 16,729
Mainfreight Ltd. 324 12,563
United Parcel Service, Inc.,
Class
a
B 935 99,755
Yamato Holdings Co. Ltd. 913 10,422
ZTO Express Cayman, Inc. 1,854 41,093
661,978
Commercial Services & Supplies — 3.0%
Brambles Ltd. 5,781 68,850
Ground Transportation — 47.5%
Aurizon Holdings Ltd. 7,449 22,433
Canadian National Railway Co. 906 107,282
Canadian Pacific Kansas City
Ltd. 1,205 107,595
CSX Corp. 2,452 110,978
Full Truck Alliance Co. Ltd.,
ADR 3,766 33,216
JB Hunt Transport Services,
Inc. 326 90,116
Knight-Swift Transportation
Holdings, Inc., Class
a
A 673 50,899
Landstar System, Inc. 145 30,001
Norfolk Southern Corp. 301 91,793
Old Dominion Freight Line, Inc. 574 129,236
Rumo SA 5,262 14,312
Saia, Inc.* 114 53,850
TFI International, Inc. 332 51,217
Union Pacific Corp. 378 99,278
XPO, Inc.* 491 105,197
1,097,403
Hotels, Restaurants & Leisure — 3.4%
Amadeus IT Group SA 1,248 79,683
Marine Transportation — 13.6%
AP Moller - Maersk A/S,
Class
a
B(b) 14 34,543
COSCO SHIPPING Holdings
Co. Ltd., Class
a
H(b) 10,697 19,341
Evergreen Marine Corp. Taiwan
Ltd. 7,288 49,555
HMM Co. Ltd. 2,621 34,019
Kawasaki Kisen Kaisha Ltd.(b) 2,420 38,291
Kuehne + Nagel International
AG (Registered) 203 46,904
Matson, Inc. 131 23,750
SITC International Holdings
Co. Ltd. 5,606 24,765
Investments
Shares Value
Common Stocks (continued)
Wan Hai Lines Ltd. 9,955 $ 26,059
Yang Ming Marine Transport
Corp. 10,127 17,037
314,264
Total Common Stocks
(Cost $1,977,380)
2,222,178
Master Limited Partnerships — 3 .3%
Multi-Utilities — 3.3%
Brookfield Infrastructure
Partners LP (Cost $65,131) 1,962 76,596
Securities Lending Reinvestments (c) — 0 .9%
Investment Companies — 0 .9%
Invesco Government & Agency Portfolio,
Institutional Class 3.55% (d)
(Cost $20,324) 20,324 20,324
Total Investments — 100.2%
(Cost $2,062,835) 2,319,098
Liabilities in excess of other assets — (0.2%) (3,664)
Net Assets — 100.0% $ 2,315,434
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b) The security or a portion of this security is on loan at May 31,
2026. The total value of securities on loan at May 31, 2026
was $74,904, collateralized in the form of cash with a value of $20,324 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments and $59,585 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 6.25%, and maturity dates ranging from June
4, 2026 – November 15, 2055. The total value of collateral is
$79,909.
(c) The security was purchased with cash collateral held from securities on loan at May 31, 2026. The total value of securities purchased was $20,324.
(d) Rate shown is the 7-day yield as of May 31, 2026.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 291,208
Aggregate gross unrealized depreciation (62,511)
Net unrealized appreciation $ 228,697
Federal income tax cost $ 2,090,401

See accompanying notes to the financial statements.
SUPPLY CHAIN LOGISTICS ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SUPL
::
Supply Chain Logistics ETF invested, as a percentage of net assets, in the following countries as of May 31, 2026:
United States 57 .6%
Canada 11 .5%
China 4 .7%
Germany 4 .3%
Taiwan 4 .0%
Australia 4 .0%
Spain 3 .4%
Japan 2 .1%
Switzerland 2 .0%
Denmark 1 .5%
South Korea 1 .5%
Netherlands 0 .8%
Hong Kong 0 .7%
Brazil 0 .6%
New Zealand 0 .6%
Other
a
0 .7%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2026 :: 195
PROSHARES TRUST
STATEMENTS OF ASSETS AND LIABILITIES

196 :: MAY 31, 2026 :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
Big Data Refiners
ETF
Decline of the Retail
Store ETF
DJ Brookfield
Global
Infrastructure ETF
Equities for Rising
Rates ETF
Global Listed
Private Equity ETF
ASSETS:
Unaffiliated securities and Repurchase
Agreements, at cost
$ 5,865,105 $ 2,452,826 $ 160,457,852 $ 56,276,430 $ 13,425,421
Unaffiliated securities, at value
(a)
5,553,586 — 174,398,816 62,537,958 11,789,491
Repurchase Agreements, at value
— 2,452,826 476,147 197,402 80,878
Cash 3,924 — — 5,021 —
Foreign cash
(b)
1,919 — 41,931 — 28,322
Segregated cash balances with
custodian for swap agreements — 676,900 — — —
Dividends and interest receivable — 2,137 653,564 51,897 6,865
Receivable for security lending income 103 — 14,467 64 2,189
Receivable for investments sold — — 345,268 — 9
Receivable for capital shares issued — — — 784,809 —
Receivable from Advisor — — — — 7,790
Reclaims receivable — — 74,403 — 20,688
Unrealized appreciation on non-
exchange traded swap agreements — 42,107 — — —
Prepaid expenses — — — — 4,007
Total Assets
5,559,532 3,173,970 176,004,596 63,577,151 11,940,239
LIABILITIES:
Cash overdraft — — 119 — 241
Payable for investments purchased — — 580,613 777,247 1
Payable for cash collateral received
from securities loaned — — 1,067,985 — 753,100
Payable to Advisor 2,712 1,676 67,561 16,087 —
Custodian fees payable — — — — 2,566
Administration fees payable — — — — 26,624
Trustee fees payable 33 19 995 175 69
Compliance services fees payable 8 3 158 38 17
Listing, Data and related fees payable — — — — 12,514
Professional fees payable — — — — 24,364
Unrealized depreciation on non-
exchange traded swap agreements — 163,892 — — —
Other liabilities — — — — 1,063
Total Liabilities
2,753 165,590 1,717,431 793,547 820,559
Commitments and contingencies (Note 4)
NET ASSETS $ 5,556,779 $ 3,008,380 $ 174,287,165 $ 62,783,604 $ 11,119,680
NET ASSETS CONSIST OF:
Paid in Capital $ 5,761,287 $ 36,077,303 $ 161,500,832 $ 65,013,131 $ 20,974,037
Distributable earnings (loss) (204,508) (33,068,923) 12,786,333 (2,229,527) (9,854,357)
NET ASSETS $ 5,556,779 $ 3,008,380 $ 174,287,165 $ 62,783,604 $ 11,119,680
Shares (unlimited number of shares
authorized, no par value) 125,001 125,001 2,910,001 800,001 500,001
Net Asset Value $ 44.45 $ 24.07 $ 59.89 $ 78.48 $ 22.24
(a) Includes unaffiliated securities on loan
valued at: $ 154,339 $ — $ 3,165,056 $ 726,731 $ 1,598,131
(b) Cost of foreign cash: $ 1,877 $ — $ 41,355 $ — $ 28,288

STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2026 :: 197
PROSHARES TRUST
See accompanying notes to the financial statements.
Hedge Replication
ETF
High Yield-Interest
Rate Hedged
Inflation
Expectations ETF
Investment Grade-
Interest Rate
Hedged
K-1 Free Crude Oil
ETF
(b)
ASSETS:
Unaffiliated securities and Repurchase
Agreements, at cost
$ 18,355,130 $ 172,935,250 $ 3,544,521 $ 296,134,306 $ 93,187,847
Affiliated securities, at cost
— — 14,005,600 — 145,103,500
Unaffiliated securities, at value
(a)
17,298,734 169,041,313 — 295,243,183 —
Affiliated securities, at value — — 14,021,000 — 145,217,500
Repurchase Agreements, at value
2,677,267 3,969,286 3,544,521 1,681,907 93,187,847
Cash 393 — — 14,618 4,816,678
Segregated cash balances with
brokers for futures contracts 26,400 1,920,240 — 8,179,803 31,203,651
Segregated cash balances with
custodian for swap agreements 532,105 — 727,175 — —
Dividends and interest receivable 4,432 3,243,193 2,622 4,001,330 56,033
Receivable for security lending income — 3,473 — 1,130 —
Receivable for investments sold 1,834 — — 4,785,001 —
Receivable for capital shares issued — 1,622,964 — — —
Receivable from Advisor — — 5,020 — —
Receivable for variation margin on
futures contracts — — — 109,520 1,892,303
Unrealized appreciation on non-
exchange traded swap agreements 1,126,493 — 164,377 — —
Prepaid expenses 83 — 62 — —
Total Assets
21,667,741 179,800,469 18,464,777 314,016,492 276,374,012
LIABILITIES:
Cash overdraft — 7,774 — — —
Payable for investments purchased 1,495 664,486 — 1,989,112 —
Payable for cash collateral received
from securities loaned 44 3,818,800 — 2,868,793 —
Payable to Advisor 8,520 73,117 — 75,166 138,591
Management Services fees payable 1,892 — — — —
Custodian fees payable 850 — 232 — —
Administration fees payable 27,257 — 15,108 — —
Trustee fees payable 135 990 107 1,651 1,150
Compliance services fees payable 30 191 35 299 195
Listing, Data and related fees payable 29,676 — 10,125 — —
Professional fees payable 28,607 — 19,724 — —
Payable for variation margin on futures
contracts 2,058 46,445 — — 60,276
Unrealized depreciation on non-
exchange traded swap agreements 405 — 53,209 — —
Other liabilities 1,086 — 823 — —
Total Liabilities
102,055 4,611,803 99,363 4,935,021 200,212
Commitments and contingencies (Note 4)
NET ASSETS $ 21,565,686 $ 175,188,666 $ 18,365,414 $ 309,081,471 $ 276,173,800
NET ASSETS CONSIST OF:
Paid in Capital $ 19,089,835 $ 211,520,051 $ 25,395,968 $ 338,483,920 $ 166,802,159
Distributable earnings (loss) 2,475,851 (36,331,385) (7,030,554) (29,402,449) 109,371,641
NET ASSETS $ 21,565,686 $ 175,188,666 $ 18,365,414 $ 309,081,471 $ 276,173,800
Shares (unlimited number of shares
authorized, no par value) 395,000 2,700,001 560,001 3,925,001 4,984,034
Net Asset Value $ 54.60 $ 64.88 $ 32.80 $ 78.75 $ 55.41
(a) Includes unaffiliated securities on loan
valued at: $ — $ 3,671,521 $ — $ 2,797,450 $ —
(b) Consolidated Statement of Assets and Liabilities.

198 :: MAY 31, 2026 :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
Large Cap Core
Plus
Long Online/Short
Stores ETF Merger ETF Metaverse ETF
MSCI EAFE
Dividend Growers
ETF
ASSETS:
Unaffiliated securities and Repurchase
Agreements, at cost
$ 354,714,103 $ 5,966,441 $ 15,170,650 $ 4,937,056 $ 55,850,983
Affiliated securities, at cost
25,010,000 — — — —
Unaffiliated securities, at value
(a)
475,501,647 6,352,886 14,996,152 7,461,976 61,690,613
Affiliated securities, at value 25,030,000 — — — —
Repurchase Agreements, at value
8,810,331 542,272 471,228 — 175,039
Cash 23,906 — 7 4,343 —
Foreign cash
(b)
— — 5,416 — 65,599
Segregated cash balances with
custodian for swap agreements — 671,816 557,911 — —
Dividends and interest receivable 462,887 3,624 12,341 2,012 307,358
Receivable for security lending income 320 16 32 955 711
Receivable for investments sold — 179,927 287 — 4,162,336
Receivable from Advisor — — 12,222 — —
Reclaims receivable — — 1,409 303 333,795
Unrealized appreciation on non-
exchange traded swap agreements 26,210,460 292,324 417,487 — —
Unrealized appreciation on forward
foreign currency contracts — — 11,491 — —
Prepaid expenses — — 4,025 — —
Total Assets
536,039,551 8,042,865 16,490,008 7,469,589 66,735,451
LIABILITIES:
Payable for investments purchased — 299,986 372,209 — 4,177,452
Payable for cash collateral received
from securities loaned 1,286,021 3,591 21,106 191,115 747,694
Payable to Advisor 193,627 4,095 — 3,359 26,030
Custodian fees payable — — 1,051 — —
Administration fees payable — — 26,624 — —
Trustee fees payable 2,856 44 81 34 364
Compliance services fees payable 543 11 8 7 98
Listing, Data and related fees payable — — 12,411 — —
Professional fees payable — — 31,195 — —
Unrealized depreciation on non-
exchange traded swap agreements 10,552,365 460,071 390 — —
Unrealized depreciation on
forward  foreign currency contracts — — 16,223 — —
Due to broker — — 136,500 — —
Other liabilities — — 994 — —
Total Liabilities
12,035,412 767,798 618,792 194,515 4,951,638
Commitments and contingencies (Note 4)
NET ASSETS $ 524,004,139 $ 7,275,067 $ 15,871,216 $ 7,275,074 $ 61,783,813
NET ASSETS CONSIST OF:
Paid in Capital $ 343,969,003 $ 72,412,625 $ 14,975,762 $ 4,756,964 $ 63,879,687
Distributable earnings (loss) 180,035,136 (65,137,558) 895,454 2,518,110 (2,095,874)
NET ASSETS $ 524,004,139 $ 7,275,067 $ 15,871,216 $ 7,275,074 $ 61,783,813
Shares (unlimited number of shares
authorized, no par value) 6,020,000 125,001 350,001 90,001 1,430,001
Net Asset Value $ 87.04 $ 58.20 $ 45.35 $ 80.83 $ 43.21
(a) Includes unaffiliated securities on loan
valued at: $ 1,252,611 $ 100,217 $ 20,326 $ 187,249 $ 3,349,982
(b) Cost of foreign cash: $ — $ — $ 5,402 $ — $ 65,202

STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2026 :: 199
PROSHARES TRUST
See accompanying notes to the financial statements.
MSCI Emerging
Markets Dividend
Growers ETF
MSCI Europe
Dividend Growers
ETF
MSCI
Transformational
Changes ETF
Nanotechnology
ETF
Nasdaq-100 Dorsey
Wright Momentum
ETF
ASSETS:
Unaffiliated securities and Repurchase
Agreements, at cost
$ 7,523,587 $ 7,696,262 $ 6,334,856 $ 5,540,342 $ 38,834,103
Unaffiliated securities, at value
(a)
7,274,111 8,301,638 7,751,857 8,366,858 47,730,900
Repurchase Agreements, at value
384,891 12,802 11,180 — 10,499
Cash — 290 2,366 26,985 —
Foreign cash
(b)
— 16,212 5,344 887 —
Dividends and interest receivable 15,523 31,425 5,634 14,467 15,015
Receivable for security lending income — 105 148 553 250
Receivable for investments sold 500,784 367,346 1,887,923 — —
Receivable for capital shares issued — — — — 2,309,858
Reclaims receivable — 57,315 21,189 — —
Total Assets
8,175,309 8,787,133 9,685,641 8,409,750 50,066,522
LIABILITIES:
Foreign cash overdraft
(b)
335,965 — — — —
Payable for investments purchased 472,689 373,552 1,906,158 — 2,312,968
Payable for cash collateral received
from securities loaned — 3,829 48,814 113,105 —
Payable to Advisor 3,736 3,877 2,873 4,021 17,804
Trustee fees payable 44 45 44 41 104
Compliance services fees payable 9 12 11 6 24
Other liabilities 18,520
(c) (d)
— — — —
Total Liabilities
830,963 381,315 1,957,900 117,173 2,330,900
Commitments and contingencies (Note 4)
NET ASSETS $ 7,344,346 $ 8,405,818 $ 7,727,741 $ 8,292,577 $ 47,735,622
NET ASSETS CONSIST OF:
Paid in Capital $ 13,490,578 $ 9,342,282 $ 12,674,658 $ 4,769,511 $ 42,431,370
Distributable earnings (loss) (6,146,232) (936,464) (4,946,917) 3,523,066 5,304,252
NET ASSETS $ 7,344,346 $ 8,405,818 $ 7,727,741 $ 8,292,577 $ 47,735,622
Shares (unlimited number of shares
authorized, no par value) 155,001 155,001 150,001 100,001 620,001
Net Asset Value $ 47.38 $ 54.23 $ 51.52 $ 82.92 $ 76.99
(a) Includes unaffiliated securities on loan
valued at: $ — $ 365,322 $ 86,984 $ 179,225 $ 2,872,954
(b) Cost of foreign cash: $ (336,001) $ 16,133 $ 5,188 $ 875 $ —
(c) Includes payable for deferred India capital gains tax of $12,368.
(d) Includes payable for deferred Thailand capital gains tax of $6,154.

200 :: MAY 31, 2026 :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
Nasdaq-100
Dynamic Buffer ETF
Nasdaq-100 High
Income ETF On-Demand ETF Online Retail ETF Pet Care ETF
ASSETS:
Unaffiliated securities and Repurchase
Agreements, at cost
$ 2,473,143 $ 300,232,427 $ 3,611,073 $ 62,964,760 $ 38,325,003
Affiliated securities, at cost
— 30,012,000 — — —
Unaffiliated securities, at value
(a)
2,348,234 365,229,280 3,521,989 68,266,305 32,181,863
Affiliated securities, at value — 30,036,000 — — —
Repurchase Agreements, at value
473,981 38,512,295 — 75,288 69,945
Cash — — 6,801 — —
Foreign cash
(b)
— — 909 — 11,816
Segregated cash balances with
brokers for futures contracts — 4,063,139 — — —
Dividends and interest receivable 923 164,101 1,607 22,181 39,075
Receivable for security lending income — 182 6 190 —
Receivable for investments sold — — — 2,742,882 354,306
Receivable for capital shares issued — — — 1,149,986 —
Reclaims receivable — — — — 174,196
Receivable for variation margin on
futures contracts — 368,241 — — —
Total Assets
2,823,138 438,373,238 3,531,312 72,256,832 32,831,201
LIABILITIES:
Payable for investments purchased — — — 3,928,435 —
Payable for capital shares redeemed — — — — 10,064
Payable for cash collateral received
from securities loaned — — — 1,023,395 —
Payable to Advisor 872 188,748 1,717 33,131 14,927
Trustee fees payable 13 1,857 20 396 251
Compliance services fees payable 7 160 4 103 81
Unrealized depreciation on non-
exchange traded swap agreements 485,343 8,413,732 — — —
Due to Authorized Participant — — — — 354,306
Total Liabilities
486,235 8,604,497 1,741 4,985,460 379,629
Commitments and contingencies (Note 4)
NET ASSETS $ 2,336,903 $ 429,768,741 $ 3,529,571 $ 67,271,372 $ 32,451,572
NET ASSETS CONSIST OF:
Paid in Capital $ 2,494,374 $ 342,106,159 $ 4,956,377 $ 413,476,373 $ 122,562,715
Distributable earnings (loss) (157,471) 87,662,582 (1,426,806) (346,205,001) (90,111,143)
NET ASSETS $ 2,336,903 $ 429,768,741 $ 3,529,571 $ 67,271,372 $ 32,451,572
Shares (unlimited number of shares
authorized, no par value) 50,001 8,400,001 100,001 1,170,001 675,001
Net Asset Value $ 46.74 $ 51.16 $ 35.30 $ 57.50 $ 48.08
(a) Includes unaffiliated securities on loan
valued at: $ 2,473 $ — $ — $ 1,062,805 $ —
(b) Cost of foreign cash: $ — $ — $ 907 $ — $ 11,726

STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2026 :: 201
PROSHARES TRUST
See accompanying notes to the financial statements.
Russell 2000
Dividend Growers
ETF
Russell 2000
Dynamic Buffer ETF
Russell 2000 High
Income ETF
Russell U.S.
Dividend Growers
ETF
S&P 500
®
Buyback
Aristocrats ETF
ASSETS:
Unaffiliated securities and Repurchase
Agreements, at cost
$ 578,899,341 $ 1,271,137 $ 162,138,395 $ 4,431,031 $ 11,190,708
Unaffiliated securities, at value
(a)
659,725,395 1,025,131 164,693,595 4,412,412 11,281,686
Repurchase Agreements, at value
1,018,636 232,748 25,066,599 4,696 —
Cash — 237 12,276 — 7,741
Segregated cash balances with
brokers for futures contracts — 11,903 2,154,490 — —
Segregated cash balances with
custodian for swap agreements — 334,000 281,427 — —
Dividends and interest receivable 665,996 1,822 108,614 10,817 7,293
Receivable for security lending income 1,214 39 6,546 3 —
Receivable for investments sold — 646 93,409 — —
Receivable for capital shares issued — — — — 2,018,695
Unrealized appreciation on non-
exchange traded swap agreements — — 75,179 — —
Total Assets
661,411,241 1,606,526 192,492,135 4,427,928 13,315,415
LIABILITIES:
Payable for investments purchased — 483 80,292 — 2,009,314
Payable for cash collateral received
from securities loaned 5,965,710 12,619 4,603,140 10,881 —
Payable to Advisor 222,567 813 85,125 1,316 1,576
Trustee fees payable 3,861 13 840 27 27
Compliance services fees payable 838 8 46 6 7
Payable for variation margin on futures
contracts — 833 83,961 — —
Unrealized depreciation on non-
exchange traded swap agreements — 422,879 93,059 — —
Due to Authorized Participant — 3,192 — — —
Total Liabilities
6,192,976 440,840 4,946,463 12,230 2,010,924
Commitments and contingencies (Note 4)
NET ASSETS $ 655,218,265 $ 1,165,686 $ 187,545,672 $ 4,415,698 $ 11,304,491
NET ASSETS CONSIST OF:
Paid in Capital $ 647,258,915 $ 1,447,581 $ 166,902,596 $ 5,295,067 $ 11,186,615
Distributable earnings (loss) 7,959,350 (281,895) 20,643,076 (879,369) 117,876
NET ASSETS $ 655,218,265 $ 1,165,686 $ 187,545,672 $ 4,415,698 $ 11,304,491
Shares (unlimited number of shares
authorized, no par value) 9,030,001 25,001 4,150,001 90,001 280,001
Net Asset Value $ 72.56 $ 46.63 $ 45.19 $ 49.06 $ 40.37
(a) Includes unaffiliated securities on loan
valued at: $ 5,889,601 $ 16,402 $ 5,284,090 $ 10,756 $ —

202 :: MAY 31, 2026 :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
S&P 500
®
Dividend
Aristocrats ETF
S&P 500
®
Dynamic
Buffer ETF
S&P 500
®
Ex-
Energy ETF
S&P 500
®
Ex-
Financials ETF
S&P 500
®
Ex-Health
Care ETF
ASSETS:
Unaffiliated securities and Repurchase
Agreements, at cost
$ 9,753,011,851 $ 1,471,067 $ 49,998,211 $ 48,193,474 $ 24,595,115
Unaffiliated securities, at value
(a)
11,060,971,892 1,410,049 83,963,737 78,742,608 40,099,409
Repurchase Agreements, at value
4,319,035 332,467 108,912 92,253 58,753
Cash 10,758,162 18 1,257 851 635
Segregated cash balances with
brokers for futures contracts — 52,892 — — —
Segregated cash balances with
custodian for swap agreements — 526,343 — — —
Dividends and interest receivable 22,389,017 2,456 58,452 66,339 30,163
Receivable for security lending income 395 — 6 5 2
Receivable for investments sold 2,655,042 — — — —
Receivable for variation margin on
futures contracts — 705 — — —
Total Assets
11,101,093,543 2,324,930 84,132,364 78,902,056 40,188,962
LIABILITIES:
Payable for capital shares redeemed 2,682,891 — — — —
Payable for cash collateral received
from securities loaned 28,306,444 410 61,859 50,408 21,722
Payable to Advisor 3,310,852 880 6,090 5,697 2,917
Trustee fees payable 66,602 17 437 414 203
Compliance services fees payable 14,260 12 76 67 35
Unrealized depreciation on non-
exchange traded swap agreements — 539,650 — — —
Total Liabilities
34,381,049 540,969 68,462 56,586 24,877
Commitments and contingencies (Note 4)
NET ASSETS $ 11,066,712,494 $ 1,783,961 $ 84,063,902 $ 78,845,470 $ 40,164,085
NET ASSETS CONSIST OF:
Paid in Capital $ 9,579,176,022 $ 2,086,001 $ 50,740,908 $ 43,685,319 $ 24,825,018
Distributable earnings (loss) 1,487,536,472 (302,040) 33,322,994 35,160,151 15,339,067
NET ASSETS $ 11,066,712,494 $ 1,783,961 $ 84,063,902 $ 78,845,470 $ 40,164,085
Shares (unlimited number of shares
authorized, no par value) 206,250,002 40,001 1,030,002 940,002 480,002
Net Asset Value $ 53.66 $ 44.60 $ 81.62 $ 83.88 $ 83.67
(a) Includes unaffiliated securities on loan
valued at: $ 28,506,186 $ 412 $ 60,390 $ 48,203 $ 23,374

STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2026 :: 203
PROSHARES TRUST
See accompanying notes to the financial statements.
S&P 500
®
Ex-
Technology ETF
S&P 500
®
High
Income ETF
S&P Global Core
Battery Metals ETF
S&P Kensho
Cleantech ETF
S&P Kensho Smart
Factories ETF
ASSETS:
Unaffiliated securities and Repurchase
Agreements, at cost
$ 247,496,997 $ 884,833,734 $ 13,317,298 $ 5,137,544 $ 4,258,043
Affiliated securities, at cost
— 130,201,875 — — —
Unaffiliated securities, at value
(a)
266,191,428 1,097,620,925 16,705,376 7,620,324 5,310,568
Affiliated securities, at value — 130,290,862 — — —
Repurchase Agreements, at value
493,289 46,370,605 — — —
Cash 5,887 17,765 — 15,341 11,687
Foreign cash
(b)
— — 7,214 — —
Segregated cash balances with
brokers for futures contracts — 26,922,123 — — —
Dividends and interest receivable 287,230 981,527 25,661 1,928 5,410
Receivable for security lending income 25 44 2,007 494 —
Receivable for investments sold 1,025,790 6,092,291 91,201 1,700,941 —
Receivable for variation margin on
futures contracts — 358,994 — — —
Total Assets
268,003,649 1,308,655,136 16,831,459 9,339,028 5,327,665
LIABILITIES:
Cash overdraft — — 36,671 — —
Payable for investments purchased — — 199 1,672,832 —
Payable for capital shares redeemed 1,079,878 — — — —
Payable for cash collateral received
from securities loaned 173,925 388,391 135,300 291,472 —
Payable to Advisor 19,480 585,596 8,872 3,307 2,209
Trustee fees payable 1,434 6,486 78 35 12
Compliance services fees payable 181 785 3 — 2
Unrealized depreciation on non-
exchange traded swap agreements — 11,063,377 — — —
Total Liabilities
1,274,898 12,044,635 181,123 1,967,646 2,223
Commitments and contingencies (Note 4)
NET ASSETS $ 266,728,751 $ 1,296,610,501 $ 16,650,336 $ 7,371,382 $ 5,325,442
NET ASSETS CONSIST OF:
Paid in Capital $ 235,313,861 $ 1,108,625,959 $ 14,275,129 $ 8,843,282 $ 4,638,905
Distributable earnings (loss) 31,414,890 187,984,542 2,375,207 (1,471,900) 686,537
NET ASSETS $ 266,728,751 $ 1,296,610,501 $ 16,650,336 $ 7,371,382 $ 5,325,442
Shares (unlimited number of shares
authorized, no par value) 2,470,001 26,480,001 275,001 150,001 75,001
Net Asset Value $ 107.99 $ 48.97 $ 60.55 $ 49.14 $ 71.00
(a) Includes unaffiliated securities on loan
valued at: $ 170,727 $ 392,120 $ 783,844 $ 112,071 $ —
(b) Cost of foreign cash: $ — $ — $ 7,169 $ — $ —

204 :: MAY 31, 2026 :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
S&P MidCap 400
®
Dividend Aristocrats
ETF
S&P Technology
Dividend Aristocrats
ETF
Smart Materials
ETF
Supply Chain
Logistics ETF
ASSETS:
Unaffiliated securities and Repurchase Agreements, at cost
$ 1,511,198,481 $ 234,208,423 $ 2,089,920 $ 2,062,835
Unaffiliated securities, at value
(a)
1,698,333,842 288,146,174 2,178,407 2,319,098
Repurchase Agreements, at value
1,818,953 571,822 — —
Cash — — 3,268 5,814
Foreign cash
(b)
— — 5,187 564
Dividends and interest receivable 3,584,897 338,677 2,852 4,537
Receivable for security lending income 3,070 36 21 26
Receivable for investments sold — 1,036,827 3 —
Reclaims receivable — — 2,532 6,845
Total Assets
1,703,740,762 290,093,536 2,192,270 2,336,884
LIABILITIES:
Payable for capital shares redeemed — 1,042,233 — —
Payable for cash collateral received from securities loaned 25,096,572 251,415 75,500 20,324
Payable to Advisor 580,698 106,446 1,019 1,116
Trustee fees payable 9,790 1,507 11 8
Compliance services fees payable 2,298 329 2 2
Total Liabilities
25,689,358 1,401,930 76,532 21,450
Commitments and contingencies (Note 4)
NET ASSETS $ 1,678,051,404 $ 288,691,606 $ 2,115,738 $ 2,315,434
NET ASSETS CONSIST OF:
Paid in Capital $ 1,441,479,219 $ 193,937,295 $ 2,112,137 $ 2,247,797
Distributable earnings (loss) 236,572,185 94,754,311 3,601 67,637
NET ASSETS $ 1,678,051,404 $ 288,691,606 $ 2,115,738 $ 2,315,434
Shares (unlimited number of shares authorized, no par
value) 19,060,001 2,770,001 50,001 50,001
Net Asset Value $ 88.04 $ 104.22 $ 42.31 $ 46.31
(a) Includes unaffiliated securities on loan valued at: $ 24,656,078 $ 235,107 $ 88,873 $ 74,904
(b) Cost of foreign cash: $ — $ — $ 5,170 $ 562

STATEMENTS OF OPERATIONS :: MAY 31, 2026 :: 205
PROSHARES TRUST
STATEMENTS OF OPERATIONS

206 :: FOR THE PERIOD ENDED MAY 31, 2026 :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements
Big Data Refiners
ETF
Decline of the
Retail Store ETF
DJ Brookfield
Global
Infrastructure
ETF
Equities for
Rising Rates ETF
Global Listed
Private Equity
ETF
Year Ended
May 31, 2026
Year Ended
May 31, 2026
Year Ended
May 31, 2026
Year Ended
May 31, 2026
Year Ended
May 31, 2026
INVESTMENT INCOME:
Dividends from unaffiliated securities $ 7,310 $ — $ 5,534,424 $ 251,254 $ 845,135
Interest — 109,948 22,307 1,299 3,754
Securities lending income, net of rebates and/or fees
paid to borrowers on income (Note 2) 670 — 83,468 72 34,077
Foreign withholding tax on income (668) — (392,103) — (15,595)
Total Investment Income
7,312 109,948 5,248,096 252,625 867,371
EXPENSES:
Advisory fees (Note 4) 37,300 17,702 723,114 57,561 64,111
Management Services fees (Note 4) — — — — 12,822
Professional fees — — — — 27,331
Administration fees (Note 5) — — — — 79,875
Custodian fees (Note 6) — — — — 9,720
Printing and Shareholder reports — — — — 2,866
Listing, Data and related fees (Note 7) — — — — 36,369
Trustees fees and expenses (Note 8) 116 49 2,800 303 231
Compliance services fees (Note 4) 34 14 818 80 69
Excise tax — — 450 — —
Other fees — — — — 1,318
Total Gross Expenses before fees waived and/or
reimbursed
37,450 17,765 727,182 57,944 234,712
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) — — — — (157,778)
Total Net Expenses
37,450 17,765 727,182 57,944 76,934
Net Investment Income (Loss)
(30,138) 92,183 4,520,914 194,681 790,437
NET REALIZED GAIN (LOSS) FROM:
Transactions in unaffiliated investment securities 173,615 — (1,963,408) 862,641 (828,073)
Expiration or closing of non-exchange traded swap
agreements — (138,694) — — —
In-kind redemptions of investments 989,878 — 8,912,292 591,013 475,124
Foreign currency transactions (1,543) — 23,815 — 317
Net realized gain (loss)
1,161,950 (138,694) 6,972,699 1,453,654 (352,632)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Unaffiliated investment securities (1,345,255) — 11,123,928 5,908,144 (1,767,810)
Non-exchange traded swap agreements — (1,553) — — —
Foreign currency translations 31 — (4,430) — 270
Change in net unrealized appreciation/depreciation
(1,345,224) (1,553) 11,119,498 5,908,144 (1,767,540)
Net realized and unrealized gain (loss)
(183,274) (140,247) 18,092,197 7,361,798 (2,120,172)
Change in Net Assets Resulting from Operations
$ (213,412) $ (48,064) $ 22,613,111 $ 7,556,479 $ (1,329,735)

STATEMENTS OF OPERATIONS :: FOR THE PERIOD ENDED MAY 31, 2026 :: 207
PROSHARES TRUST
See accompanying notes to the financial statements
A
Hedge
Replication ETF
High Yield-
Interest Rate
Hedged
Inflation
Expectations
ETF
Investment
Grade-Interest
Rate Hedged
K-1 Free Crude
Oil ETF
(a)
Year Ended
May 31, 2026
Year Ended
May 31, 2026
Year Ended
May 31, 2026
Year Ended
May 31, 2026
Year Ended
May 31, 2026
INVESTMENT INCOME:
Dividends from unaffiliated securities $ 39,901 $ — $ — $ — $ —
Dividends from affiliated securities — — 121,310 — 907,004
Interest 768,726 11,892,625 650,551 14,982,792 2,326,499
Securities lending income, net of rebates and/or fees
paid to borrowers on income (Note 2) 1 51,620 139 7,476 —
Foreign withholding tax on income (74) — — — —
Total Investment Income
808,554 11,944,245 772,000 14,990,268 3,233,503
EXPENSES:
Advisory fees (Note 4) 178,586 826,714 111,452 825,958 693,316
Management Services fees (Note 4) 23,811 — 20,264 — —
Professional fees 34,934 — 22,451 — —
Administration fees (Note 5) 81,775 — 45,325 — —
Custodian fees (Note 6) 110,878 — 1,152 — —
Printing and Shareholder reports 2,292 — 2,467 — —
Listing, Data and related fees (Note 7) 79,650 — 29,435 — —
Trustees fees and expenses (Note 8) 422 2,972 368 4,885 1,957
Compliance services fees (Note 4) 121 882 112 1,420 535
Futures Commission Merchant fees — — — — 48,953
Other fees 1,843 — 1,813 — —
Total Gross Expenses before fees waived and/or
reimbursed
514,312 830,568 234,839 832,263 744,761
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (179,023) — (174,047) — —
Expenses waived by custodian (Note 6) (109,080) — — — —
Total Net Expenses
226,209 830,568 60,792 832,263 744,761
Net Investment Income (Loss)
582,345 11,113,677 711,208 14,158,005 2,488,742
NET REALIZED GAIN (LOSS) FROM:
Transactions in unaffiliated investment securities 397,328 (803,880) — 1,114,835 —
Payment from Advisor — — 5,645 — 41,204
Expiration or closing of futures contracts (175,566) 1,465,633 — (313,454) 36,306,222
Expiration or closing of non-exchange traded swap
agreements 661,794 — (459,520) — —
In-kind redemptions of investments — 492,650 — 225,058 —
Net realized gain (loss)
883,556 1,154,403 (453,875) 1,026,439 36,347,426
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Unaffiliated investment securities 734,884 485,696 (456) 2,649,880 —
Affiliated investment securities — — 15,400 — 114,000
Futures contracts 127,457 (31,491) — (568,593) 13,511,454
Non-exchange traded swap agreements 571,245 — 192,168 — —
Change in net unrealized appreciation/depreciation
1,433,586 454,205 207,112 2,081,287 13,625,454
Net realized and unrealized gain (loss)
2,317,142 1,608,608 (246,763) 3,107,726 49,972,880
Change in Net Assets Resulting from Operations
$ 2,899,487 $ 12,722,285 $ 464,445 $ 17,265,731 $ 52,461,622
(a) Consolidated Statement of Operations.

208 :: FOR THE PERIOD ENDED MAY 31, 2026 :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements
Large Cap Core
Plus
Long Online/
Short Stores ETF Merger ETF Metaverse ETF
MSCI EAFE
Dividend
Growers ETF
Year Ended
May 31, 2026
Year Ended
May 31, 2026
Year Ended
May 31, 2026
Year Ended
May 31, 2026
Year Ended
May 31, 2026
INVESTMENT INCOME:
Dividends from unaffiliated securities $ 6,328,489 $ 44,290 $ 156,410 $ 32,612 $ 1,755,380
Dividends from affiliated securities 216,626 — — — —
Interest 913,691 46,157 51,520 — 8,079
Securities lending income, net of rebates and/or fees
paid to borrowers on income (Note 2) 147,516 225 8,675 6,804 9,763
Foreign withholding tax on income — — (2,021) (1,077) (139,605)
Total Investment Income
7,606,322 90,672 214,584 38,339 1,633,617
EXPENSES:
Advisory fees (Note 4) 2,141,802 49,914 102,418 33,477 329,064
Management Services fees (Note 4) — — 13,656 — —
Professional fees — — 34,939 — —
Administration fees (Note 5) — — 79,875 — —
Custodian fees (Note 6) — — 5,826 — —
Printing and Shareholder reports — — 2,327 — —
Listing, Data and related fees (Note 7) — — 36,417 — —
Trustees fees and expenses (Note 8) 8,433 140 234 104 1,167
Compliance services fees (Note 4) 2,396 41 68 30 340
Other fees — — 1,756 — —
Total Gross Expenses before fees waived and/or
reimbursed
2,152,631 50,095 277,516 33,611 330,571
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) — — (175,098) — —
Total Net Expenses
2,152,631 50,095 102,418 33,611 330,571
Net Investment Income (Loss)
5,453,691 40,577 112,166 4,728 1,303,046
NET REALIZED GAIN (LOSS) FROM:
Transactions in unaffiliated investment securities 20,403,594 252,650 (52,667) 513,551 993,402
Payment from Advisor 10,079 — — — —
Expiration or closing of non-exchange traded swap
agreements 8,445,992 27,100 1,040 — —
In-kind redemptions of investments 30,987,556 990,108 685,848 339,724 2,525,677
Foreign currency transactions — — 10,157 — 51,510
Settlement of forward foreign currency contracts — — (62,912) — —
Net realized gain (loss)
59,847,221 1,269,858 581,466 853,275 3,570,589
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Unaffiliated investment securities 47,469,831 87,877 232,388 2,158,127 (1,952,205)
Affiliated investment securities 20,000 — — — —
Non-exchange traded swap agreements 14,506,430 (7,376) 456,714 — —
Forward foreign currency contracts — — 50,445 — —
Foreign currency translations — — (267) — (35,902)
Change in net unrealized appreciation/depreciation
61,996,261 80,501 739,280 2,158,127 (1,988,107)
Net realized and unrealized gain (loss)
121,843,482 1,350,359 1,320,746 3,011,402 1,582,482
Change in Net Assets Resulting from Operations
$ 127,297,173 $ 1,390,936 $ 1,432,912 $ 3,016,130 $ 2,885,528

STATEMENTS OF OPERATIONS :: FOR THE PERIOD ENDED MAY 31, 2026 :: 209
PROSHARES TRUST
See accompanying notes to the financial statements
MSCI Emerging
Markets Dividend
Growers ETF
MSCI Europe
Dividend
Growers ETF
MSCI
Transformational
Changes ETF
Nanotechnology
ETF
Nasdaq-100
Dorsey Wright
Momentum ETF
Year Ended
May 31, 2026
Year Ended
May 31, 2026
Year Ended
May 31, 2026
Year Ended
May 31, 2026
Year Ended
May 31, 2026
INVESTMENT INCOME:
Dividends from unaffiliated securities $ 228,148 $ 236,673 $ 76,130 $ 56,258 $ 79,145
Interest 2,126 960 999 — 521
Securities lending income, net of rebates and/or fees
paid to borrowers on income (Note 2) 204 936 946 1,486 250
Foreign withholding tax on income (26,699) (23,536) (2,999) (5,593) (337)
Total Investment Income
203,779 215,033 75,076 52,151 79,579
EXPENSES:
Advisory fees (Note 4) 43,698 47,381 34,547 32,725 74,892
Trustees fees and expenses (Note 8) 129 151 138 99 228
Compliance services fees (Note 4) 37 44 40 26 65
Total Expenses
43,864 47,576 34,725 32,850 75,185
Net Investment Income (Loss)
159,915 167,457 40,351 19,301 4,394
NET REALIZED GAIN (LOSS) FROM:
Transactions in unaffiliated investment securities 335,268
(a) (b)
(217,580) 632,253
(c)
958,802 2,906,910
In-kind redemptions of investments 51,257 226,380 — — 433,741
Foreign currency transactions (8,385) 5,486 31 (2,289) —
Net realized gain (loss)
378,140 14,286 632,284 956,513 3,340,651
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Unaffiliated investment securities 19,663
(d)
40,019 (80,842) 3,418,369 6,898,613
Foreign currency translations 621 (2,180) 1,327 (234) —
Change in net unrealized appreciation/depreciation
20,284 37,839 (79,515) 3,418,135 6,898,613
Net realized and unrealized gain (loss)
398,424 52,125 552,769 4,374,648 10,239,264
Change in Net Assets Resulting from Operations
$ 558,339 $ 219,582 $ 593,120 $ 4,393,949 $ 10,243,658
(a) Net of India capital gains tax of $17,178.
(b) Net of Thailand capital gains tax of $5,375.
(c) Net of India capital gains tax of $865.
(d) Net of deferred India capital gains tax of $26,293 and Thailand capital gains tax of $(6,154).

210 :: FOR THE PERIOD ENDED MAY 31, 2026 :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements
Nasdaq-100
Dynamic Buffer
ETF
Nasdaq-100
High Income ETF On-Demand ETF Online Retail ETF Pet Care ETF
June 24, 2025
*
through
May 31, 2026
Year Ended
May 31, 2026
Year Ended
May 31, 2026
Year Ended
May 31, 2026
Year Ended
May 31, 2026
INVESTMENT INCOME:
Dividends from unaffiliated securities $ 13,513 $ 1,811,688 $ 22,738 $ 496,695 $ 658,501
Dividends from affiliated securities — 259,951 — — —
Interest 12,095 774,309 — 2,534 4,664
Securities lending income, net of rebates and/or fees
paid to borrowers on income (Note 2) — 6,840 1,109 1,802 1,055
Foreign withholding tax on income (69) (7,858) (1,997) — (32,418)
Total Investment Income
25,539 2,844,930 21,850 501,031 631,802
EXPENSES:
Advisory fees (Note 4) 13,148 1,643,784 30,301 431,746 247,055
Trustees fees and expenses (Note 8) 47 5,061 88 1,329 885
Compliance services fees (Note 4) 12 1,386 23 371 263
Total Expenses
13,207 1,650,231 30,412 433,446 248,203
Net Investment Income (Loss)
12,332 1,194,699 (8,562) 67,585 383,599
NET REALIZED GAIN (LOSS) FROM:
Transactions in unaffiliated investment securities 90,418 (2,441,351) (619,140) 3,013,182 (2,692,695)
Payment from Advisor — 12,095 — — —
Expiration or closing of futures contracts 42,736 (1,184,169) — — —
Expiration or closing of non-exchange traded swap
agreements — (2,861,594) — — —
In-kind redemptions of investments 327,399 5,577,088 — 13,763,416 3,309,343
Foreign currency transactions — — (295) — 12,960
Net realized gain (loss)
460,553 (897,931) (619,435) 16,776,598 629,608
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Unaffiliated investment securities 349,072 92,947,281 (270,270) (2,350,676) (10,319,710)
Affiliated investment securities — 24,000 — — —
Futures contracts — 11,493,146 — — —
Non-exchange traded swap agreements (485,343) (3,945,051) — — —
Foreign currency translations — — (15) — (550)
Change in net unrealized appreciation/depreciation
(136,271) 100,519,376 (270,285) (2,350,676) (10,320,260)
Net realized and unrealized gain (loss)
324,282 99,621,445 (889,720) 14,425,922 (9,690,652)
Change in Net Assets Resulting from Operations
$ 336,614 $ 100,816,144 $ (898,282) $ 14,493,507 $ (9,307,053)
* Commencement of investment operations.

STATEMENTS OF OPERATIONS :: FOR THE PERIOD ENDED MAY 31, 2026 :: 211
PROSHARES TRUST
See accompanying notes to the financial statements
Russell 2000
Dividend
Growers ETF
Russell 2000
Dynamic Buffer
ETF
Russell 2000
High Income ETF
Russell U.S.
Dividend
Growers ETF
S&P 500
®
Buyback
Aristocrats ETF
Year Ended
May 31, 2026
June 24, 2025
*
through
May 31, 2026
Year Ended
May 31, 2026
Year Ended
May 31, 2026
May 6, 2026
*
through
May 31, 2026
INVESTMENT INCOME:
Dividends from unaffiliated securities $ 18,763,043 $ 23,802 $ 1,118,281 $ 130,458 $ 7,924
Interest 51,489 12,856 439,506 371 —
Securities lending income, net of rebates and/or fees
paid to borrowers on income (Note 2) 14,721 161 45,790 45 —
Foreign withholding tax on income — (57) (2,686) — —
Total Investment Income
18,829,253 36,762 1,600,891 130,874 7,924
EXPENSES:
Advisory fees (Note 4) 2,581,826 13,109 575,926 15,234 1,576
Trustees fees and expenses (Note 8) 11,495 48 1,785 76 27
Compliance services fees (Note 4) 3,331 12 487 20 7
Total Expenses
2,596,652 13,169 578,198 15,330 1,610
Net Investment Income (Loss)
16,232,601 23,593 1,022,693 115,544 6,314
NET REALIZED GAIN (LOSS) FROM:
Transactions in unaffiliated investment securities 7,749,430 (8,040) (1,215,783) (5,204) (3,665)
Expiration or closing of futures contracts — 36,539 (89,115) — —
In-kind redemptions of investments 14,342,982 735,220 402,560 — 24,249
Net realized gain (loss)
22,092,412 763,719 (902,338) (5,204) 20,584
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Unaffiliated investment securities 55,692,953 (13,258) 31,175,341 171,996 90,978
Futures contracts — 21,382 3,718,290 — —
Non-exchange traded swap agreements — (422,879) 685,014 — —
Change in net unrealized appreciation/depreciation
55,692,953 (414,755) 35,578,645 171,996 90,978
Net realized and unrealized gain (loss)
77,785,365 348,964 34,676,307 166,792 111,562
Change in Net Assets Resulting from Operations
$ 94,017,966 $ 372,557 $ 35,699,000 $ 282,336 $ 117,876
* Commencement of investment operations.

212 :: FOR THE PERIOD ENDED MAY 31, 2026 :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements
S&P 500
®
Dividend
Aristocrats ETF
S&P 500
®
Dynamic Buffer
ETF
S&P 500
®
Ex-
Energy ETF
S&P 500
®
Ex-
Financials ETF
S&P 500
®
Ex-
Health Care ETF
Year Ended
May 31, 2026
June 24, 2025
*
through
May 31, 2026
Year Ended
May 31, 2026
Year Ended
May 31, 2026
Year Ended
May 31, 2026
INVESTMENT INCOME:
Dividends from unaffiliated securities $ 288,678,967 $ 36,364 $ 815,980 $ 722,616 $ 386,050
Interest 493,329 19,560 4,323 3,667 2,082
Securities lending income, net of rebates and/or fees
paid to borrowers on income (Note 2) 18,650 1 1,787 75 38
Foreign withholding tax on income — (9) (177) (183) (91)
Total Investment Income
289,190,946 55,916 821,913 726,175 388,079
EXPENSES:
Advisory fees (Note 4) 39,822,984 20,270 94,813 86,433 44,715
Trustees fees and expenses (Note 8) 201,454 71 1,289 1,175 605
Compliance services fees (Note 4) 58,381 19 371 332 174
Total Gross Expenses before fees waived and/or
reimbursed
40,082,819 20,360 96,473 87,940 45,494
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) — — (30,832) (28,100) (14,537)
Total Net Expenses
40,082,819 20,360 65,641 59,840 30,957
Net Investment Income (Loss)
249,108,127 35,556 756,272 666,335 357,122
NET REALIZED GAIN (LOSS) FROM:
Transactions in unaffiliated investment securities 157,126,011 86,964 (345,064) (157,779) (140,726)
Expiration or closing of futures contracts — 41,418 — — —
In-kind redemptions of investments 515,696,198 486,122 689,224 3,316,450 1,211,851
Net realized gain (loss)
672,822,209 614,504 344,160 3,158,671 1,071,125
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Unaffiliated investment securities 85,977,584 271,449 17,649,150 15,935,740 7,930,812
Futures contracts — 45,475 — — —
Non-exchange traded swap agreements — (539,650) — — —
Change in net unrealized appreciation/depreciation
85,977,584 (222,726) 17,649,150 15,935,740 7,930,812
Net realized and unrealized gain (loss)
758,799,793 391,778 17,993,310 19,094,411 9,001,937
Change in Net Assets Resulting from Operations
$ 1,007,907,920 $ 427,334 $ 18,749,582 $ 19,760,746 $ 9,359,059
* Commencement of investment operations.

STATEMENTS OF OPERATIONS :: FOR THE PERIOD ENDED MAY 31, 2026 :: 213
PROSHARES TRUST
See accompanying notes to the financial statements
S&P 500
®
Ex-
Technology ETF
S&P 500
®
High
Income ETF
S&P Global Core
Battery Metals
ETF
S&P Kensho
Cleantech ETF
S&P Kensho
Smart Factories
ETF
Year Ended
May 31, 2026
Year Ended
May 31, 2026
Year Ended
May 31, 2026
Year Ended
May 31, 2026
Year Ended
May 31, 2026
INVESTMENT INCOME:
Dividends from unaffiliated securities $ 3,613,298 $ 11,811,181 $ 142,375 $ 21,885 $ 13,134
Dividends from affiliated securities — 905,151 — — —
Interest 12,859 2,521,930 — — 188
Securities lending income, net of rebates and/or fees
paid to borrowers on income (Note 2) 8,061 26,345 11,594 3,424 107
Foreign withholding tax on income — (2,687) (14,824) (510) (1,220)
Total Investment Income
3,634,218 15,261,920 139,145 24,799 12,209
EXPENSES:
Advisory fees (Note 4) 308,795 5,956,973 47,440 23,838 9,053
Trustees fees and expenses (Note 8) 4,199 18,887 134 70 27
Compliance services fees (Note 4) 1,270 5,537 34 17 7
Excise tax — 168 — — 4
Total Gross Expenses before fees waived and/or
reimbursed
314,264 5,981,565 47,608 23,925 9,091
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (100,489) — — — —
Total Net Expenses
213,775 5,981,565 47,608 23,925 9,091
Net Investment Income (Loss)
3,420,443 9,280,355 91,537 874 3,118
NET REALIZED GAIN (LOSS) FROM:
Transactions in unaffiliated investment securities (1,094,516) 5,427,937 (559,065) 184,335 146,121
Payment from Advisor — 42,210 — — —
Expiration or closing of futures contracts — (3,976,424) — — —
Expiration or closing of non-exchange traded swap
agreements — (31,043,584) — — —
In-kind redemptions of investments 17,493,331 17,226,819 — — —
Foreign currency transactions — — (10,435) — —
Net realized gain (loss)
16,398,815 (12,323,042) (569,500) 184,335 146,121
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Unaffiliated investment securities 16,115,115 220,999,508 3,919,809 2,763,412 1,034,832
Affiliated investment securities — 88,987 — — —
Futures contracts — 22,015,690 — — —
Non-exchange traded swap agreements — 12,900,298 — — —
Foreign currency translations — — (926) — —
Change in net unrealized appreciation/depreciation
16,115,115 256,004,483 3,918,883 2,763,412 1,034,832
Net realized and unrealized gain (loss)
32,513,930 243,681,441 3,349,383 2,947,747 1,180,953
Change in Net Assets Resulting from Operations
$ 35,934,373 $ 252,961,796 $ 3,440,920 $ 2,948,621 $ 1,184,071

214 :: FOR THE PERIOD ENDED MAY 31, 2026 :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements
S&P MidCap

®
Dividend
Aristocrats ETF
S&P Technology
Dividend
Aristocrats ETF
Smart Materials
ETF
Supply Chain
Logistics ETF
Year Ended
May 31, 2026
Year Ended
May 31, 2026
Year Ended
May 31, 2026
Year Ended
May 31, 2026
INVESTMENT INCOME:
Dividends from unaffiliated securities $ 49,027,151 $ 4,023,224 $ 36,706 $ 33,571
Interest 93,018 76,121 — —
Securities lending income, net of rebates and/or fees paid to borrowers on income (Note 2) 10,831 76 95 200
Foreign withholding tax on income (63,161) — (3,404) (3,003)
Total Investment Income
49,067,839 4,099,421 33,397 30,768
EXPENSES:
Advisory fees (Note 4) 7,025,371 1,166,976 9,986 6,569
Trustees fees and expenses (Note 8) 31,023 4,589 30 20
Compliance services fees (Note 4) 9,125 1,303 8 5
Total Expenses
7,065,519 1,172,868 10,024 6,594
Net Investment Income (Loss)
42,002,320 2,926,553 23,373 24,174
NET REALIZED GAIN (LOSS) FROM:
Transactions in unaffiliated investment securities (43,754,169) 16,263,492 389,732 6,590
In-kind redemptions of investments 121,456,965 36,895,431 — —
Foreign currency transactions — — (190) (340)
Net realized gain (loss)
77,702,796 53,158,923 389,542 6,250
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Unaffiliated investment securities 65,202,290 23,779,079 277,069 225,945
Foreign currency translations — — (93) 191
Change in net unrealized appreciation/depreciation
65,202,290 23,779,079 276,976 226,136
Net realized and unrealized gain (loss)
142,905,086 76,938,002 666,518 232,386
Change in Net Assets Resulting from Operations
$ 184,907,406 $ 79,864,555 $ 689,891 $ 256,560

STATEMENTS OF CHANGES IN NET ASSETS :: MAY 31, 2026 :: 215
PROSHARES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

216 :: MAY 31, 2026 :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
Big Data Refiners ETF Decline of the Retail Store ETF DJ Brookfield Global Infrastructure ETF
Year Ended May
31, 2026
Year Ended May
31, 2025
Year Ended May
31, 2026
Year Ended May
31, 2025
Year Ended May
31, 2026
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ (30,138) $ (26,516) $ 92,183 $ 193,521 $ 4,520,914 $ 4,364,357
Net realized gain (loss) 1,161,950 1,349,856 (138,694) (1,716,480) 6,972,699 13,633,662
Change in net unrealized
appreciation/depreciation (1,345,224) 470,615 (1,553) 1,554,192 11,119,498 9,654,991
Change in net assets resulting
from operations (213,412) 1,793,955 (48,064) 31,233 22,613,111 27,653,010
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
— — (96,280) (211,893) (6,411,595) (4,899,519)
Total distributions — — (96,280) (211,893) (6,411,595) (4,899,519)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 2,228,393 — 1,521,540 1,263,212 59,476,891 98,205,655
Cost of shares redeemed (3,239,326) (1,759,007) (1,169,939) (2,368,088) (49,781,259) (103,265,295)
Change in net assets resulting
from capital transactions
(1,010,933) (1,759,007) 351,601 (1,104,876) 9,695,632 (5,059,640)
Change in net assets (1,224,345) 34,948 207,257 (1,285,536) 25,897,148 17,693,851
NET ASSETS:
Beginning of period $ 6,781,124 $ 6,746,176 $ 2,801,123 $ 4,086,659 $ 148,390,017 $ 130,696,166
End of period $ 5,556,779 $ 6,781,124 $ 3,008,380 $ 2,801,123 $ 174,287,165 $ 148,390,017
SHARE TRANSACTIONS:
Beginning of period 150,001 200,001 110,001
(b)
155,001
(b)
2,730,001 2,810,001
Issued — — 65,000
(b)
45,000
(b)
— —
Issued in-kind 50,000 — — — 1,080,000 1,970,000
Redeemed — — (50,000)
(b)
(90,000)
(b)
— —
Redemption in-kind (75,000) (50,000) — — (900,000) (2,050,000)
Shares outstanding, end of
period 125,001 150,001 125,001 110,001
(b)
2,910,001 2,730,001
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) Share amounts have been restated on a retroactive basis to reflect share splits and reverse share splits, as applicable. See Note 14.

STATEMENTS OF CHANGES IN NET ASSETS :: MAY 31, 2026 :: 217
PROSHARES TRUST
See accompanying notes to the financial statements.
Equities for Rising Rates ETF Global Listed Private Equity ETF Hedge Replication ETF
Year Ended May
31, 2026
Year Ended May
31, 2025
Year Ended May
31, 2026
Year Ended May
31, 2025
Year Ended May
31, 2026
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 194,681 $ 262,797 $ 790,437 $ 839,569 $ 582,345 $ 820,881
Net realized gain (loss) 1,453,654 (434,671) (352,632) (466,452) 883,556 (206,012)
Change in net unrealized
appreciation/depreciation 5,908,144 40,217 (1,767,540) 222,670 1,433,586 304,592
Change in net assets resulting
from operations 7,556,479 (131,657) (1,329,735) 595,787 2,899,487 919,461
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(167,029) (299,231) (1,398,507) (1,567,839) (603,729) (909,893)
Total distributions (167,029) (299,231) (1,398,507) (1,567,839) (603,729) (909,893)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 49,477,744 — 2,774,768 3,636,721 1,077,653 493,936
Cost of shares redeemed (3,878,813) (5,893,622) (2,465,387) — (6,226,485) (4,003,798)
Change in net assets resulting
from capital transactions
45,598,931 (5,893,622) 309,381 3,636,721 (5,148,832) (3,509,862)
Change in net assets 52,988,381 (6,324,510) (2,418,861) 2,664,669 (2,853,074) (3,500,294)
NET ASSETS:
Beginning of period $ 9,795,223 $ 16,119,733 $ 13,538,541 $ 10,873,872 $ 24,418,760 $ 27,919,054
End of period $ 62,783,604 $ 9,795,223 $ 11,119,680 $ 13,538,541 $ 21,565,686 $ 24,418,760
SHARE TRANSACTIONS:
Beginning of period 170,001 270,001 490,001 360,001 495,000 565,000
Issued — — — 30,000 20,000 10,000
Issued in-kind 690,000 — 110,000 100,000 — —
Redeemed — — — — (120,000) (80,000)
Redemption in-kind (60,000) (100,000) (100,000) — — —
Shares outstanding, end of
period 800,001 170,001 500,001 490,001 395,000 495,000
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

218 :: MAY 31, 2026 :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
High Yield-Interest Rate Hedged Inflation Expectations ETF
Investment Grade-Interest Rate
Hedged
Year Ended May
31, 2026
Year Ended May
31, 2025
Year Ended May
31, 2026
Year Ended May
31, 2025
Year Ended May
31, 2026
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 11,113,677 $ 10,622,935 $ 711,208 $ 961,117 $ 14,158,005 $ 13,288,603
Net realized gain (loss) 1,154,403 (4,830,810) (453,875) (1,766,284) 1,026,439 1,230,502
Change in net unrealized
appreciation/depreciation 454,205 3,790,031 207,112 1,517,686 2,081,287 (754,946)
Change in net assets resulting
from operations 12,722,285 9,582,156 464,445 712,519 17,265,731 13,764,159
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(11,237,108) (10,534,764) (764,681) (1,016,287) (13,958,998) (13,510,501)
Total distributions (11,237,108) (10,534,764) (764,681) (1,016,287) (13,958,998) (13,510,501)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 28,974,410 45,650,104 1,603,404 11,187,423 58,811,937 70,218,883
Cost of shares redeemed (22,520,826) (14,094,528) (9,122,743) (6,726,103) (17,552,871) (99,230,826)
Change in net assets resulting
from capital transactions
6,453,584 31,555,576 (7,519,339) 4,461,320 41,259,066 (29,011,943)
Change in net assets 7,938,761 30,602,968 (7,819,575) 4,157,552 44,565,799 (28,758,285)
NET ASSETS:
Beginning of period $ 167,249,905 $ 136,646,937 $ 26,184,989 $ 22,027,437 $ 264,515,672 $ 293,273,957
End of period $ 175,188,666 $ 167,249,905 $ 18,365,414 $ 26,184,989 $ 309,081,471 $ 264,515,672
SHARE TRANSACTIONS:
Beginning of period 2,600,001 2,125,001 790,001 660,001 3,400,001 3,800,001
Issued 400,000 575,000 50,000 340,000 25,000 25,000
Issued in-kind 50,000 125,000 — — 725,000 875,000
Redeemed — — (280,000) (210,000) — (150,000)
Redemption in-kind (350,000) (225,000) — — (225,000) (1,150,000)
Shares outstanding, end of
period 2,700,001 2,600,001 560,001 790,001 3,925,001 3,400,001
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS :: MAY 31, 2026 :: 219
PROSHARES TRUST
See accompanying notes to the financial statements.
K-1 Free Crude Oil ETF
(a)
Large Cap Core Plus Long Online/Short Stores ETF
Year Ended May
31, 2026
Year Ended May
31, 2025
Year Ended May
31, 2026
Year Ended May
31, 2025
Year Ended May
31, 2026
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 2,488,742 $ 2,896,564 $ 5,453,691 $ 5,140,914 $ 40,577 $ 28,202
Net realized gain (loss) 36,347,426 (8,649,353) 59,847,221 63,856,631 1,269,858 (277,218)
Change in net unrealized
appreciation/depreciation 13,625,454 (3,787,661) 61,996,261 (11,474,548) 80,501 1,994,636
Change in net assets resulting
from operations 52,461,622 (9,540,450) 127,297,173 57,522,997 1,390,936 1,745,620
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(9,605,704) (3,348,438) (5,426,083) (5,134,466) (45,405) (30,893)
Tax return of capital (1,241,998) — — — — —
Total distributions (10,847,702) (3,348,438) (5,426,083) (5,134,466) (45,405) (30,893)
CAPITAL TRANSACTIONS (b):
Proceeds from shares issued 345,022,239 84,488,971 57,118,856 58,566,303 — 932,584
Cost of shares redeemed (170,565,648) (144,828,606) (82,721,870) (115,975,020) (2,751,343) (4,489,816)
Change in net assets resulting
from capital transactions
174,456,591 (60,339,635) (25,603,014) (57,408,717) (2,751,343) (3,557,232)
Change in net assets 216,070,511 (73,228,523) 96,268,076 (5,020,186) (1,405,812) (1,842,505)
NET ASSETS:
Beginning of period $ 60,103,289 $ 133,331,812 $ 427,736,063 $ 432,756,249 $ 8,680,879 $ 10,523,384
End of period $ 276,173,800 $ 60,103,289 $ 524,004,139 $ 427,736,063 $ 7,275,067 $ 8,680,879
SHARE TRANSACTIONS:
Beginning of period 1,584,034 2,884,034 6,350,000 7,230,000 175,001 255,001
Issued 6,975,000 1,950,000 620,000 — — —
Issued in-kind — — 130,000 930,000 — 20,000
Redeemed (3,575,000) (3,250,000) — — — —
Redemption in-kind — — (1,080,000) (1,810,000) (50,000) (100,000)
Shares outstanding, end of
period 4,984,034 1,584,034 6,020,000 6,350,000 125,001 175,001
(a) Consolidated Statement of Changes in Net Assets.
(b) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

220 :: MAY 31, 2026 :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
Merger ETF Metaverse ETF MSCI EAFE Dividend Growers ETF
Year Ended May
31, 2026
Year Ended May
31, 2025
Year Ended May
31, 2026
Year Ended May
31, 2025
Year Ended May
31, 2026
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 112,166 $ 114,658 $ 4,728 $ 48,926 $ 1,303,046 $ 1,461,003
Net realized gain (loss) 581,466 873,815 853,275 345,502 3,570,589 2,125,702
Change in net unrealized
appreciation/depreciation 739,280 (170,278) 2,158,127 548,850 (1,988,107) 5,265,373
Change in net assets resulting
from operations 1,432,912 818,195 3,016,130 943,278 2,885,528 8,852,078
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(787,580) (343,420) (21,141) (43,687) (1,902,403) (1,868,297)
Total distributions (787,580) (343,420) (21,141) (43,687) (1,902,403) (1,868,297)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 41,969,008 1,023,750 — — 1,679,689 —
Cost of shares redeemed (37,242,430) (1,044,656) (1,152,966) (1,351,325) (11,327,126) (12,847,860)
Change in net assets resulting
from capital transactions
4,726,578 (20,906) (1,152,966) (1,351,325) (9,647,437) (12,847,860)
Change in net assets 5,371,910 453,869 1,842,023 (451,734) (8,664,312) (5,864,079)
NET ASSETS:
Beginning of period $ 10,499,306 $ 10,045,437 $ 5,433,051 $ 5,884,785 $ 70,448,125 $ 76,312,204
End of period $ 15,871,216 $ 10,499,306 $ 7,275,074 $ 5,433,051 $ 61,783,813 $ 70,448,125
SHARE TRANSACTIONS:
Beginning of period 250,001 250,001 110,001 140,001 1,660,001 1,990,001
Issued 250,000 — — — — —
Issued in-kind 700,000 25,000 — — 40,000 —
Redeemed (250,000) — — — — —
Redemption in-kind (600,000) (25,000) (20,000) (30,000) (270,000) (330,000)
Shares outstanding, end of
period 350,001 250,001 90,001 110,001 1,430,001 1,660,001
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS :: MAY 31, 2026 :: 221
PROSHARES TRUST
See accompanying notes to the financial statements.
MSCI Emerging Markets Dividend
Growers ETF MSCI Europe Dividend Growers ETF MSCI Transformational Changes ETF
Year Ended May
31, 2026
Year Ended May
31, 2025
Year Ended May
31, 2026
Year Ended May
31, 2025
Year Ended May
31, 2026
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 159,915 $ 312,533 $ 167,457 $ 132,444 $ 40,351 $ 47,744
Net realized gain (loss) 378,140 63,581 14,286 167,859 632,284 221,982
Change in net unrealized
appreciation/depreciation 20,284 23,256 37,839 535,861 (79,515) 1,106,876
Change in net assets resulting
from operations 558,339 399,370 219,582 836,164 593,120 1,376,602
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(185,230) (226,432) (153,809) (132,235) (50,304) (87,530)
Total distributions (185,230) (226,432) (153,809) (132,235) (50,304) (87,530)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued — — 1,087,054 1,559,303 — —
Cost of shares redeemed (910,695) (4,827,161) (1,060,133) (996,766) (1,259,547) (1,139,423)
Change in net assets resulting
from capital transactions
(910,695) (4,827,161) 26,921 562,537 (1,259,547) (1,139,423)
Change in net assets (537,586) (4,654,223) 92,694 1,266,466 (716,731) 149,649
NET ASSETS:
Beginning of period $ 7,881,932 $ 12,536,155 $ 8,313,124 $ 7,046,658 $ 8,444,472 $ 8,294,823
End of period $ 7,344,346 $ 7,881,932 $ 8,405,818 $ 8,313,124 $ 7,727,741 $ 8,444,472
SHARE TRANSACTIONS:
Beginning of period 175,001 285,001 155,001 145,001 175,001 200,001
Issued in-kind — — 20,000 30,000 — —
Redeemed — — — — (25,000) (25,000)
Redemption in-kind (20,000) (110,000) (20,000) (20,000) — —
Shares outstanding, end of
period 155,001 175,001 155,001 155,001 150,001 175,001
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

222 :: MAY 31, 2026 :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
Nanotechnology ETF
Nasdaq-100 Dorsey Wright
Momentum ETF
Nasdaq-100
Dynamic Buffer
ETF
Year Ended May
31, 2026
Year Ended May
31, 2025
Year Ended May
31, 2026
Year Ended May
31, 2025
June 24, 2025*
through May 31,
2026
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 19,301 $ 3,482 $ 4,394 $ 9,762 $ 12,332
Net realized gain (loss) 956,513 148,998 3,340,651 1,244,774 460,553
Change in net unrealized appreciation/
depreciation 3,418,135 (1,469,643) 6,898,613 (1,226,630) (136,271)
Change in net assets resulting from
operations 4,393,949 (1,317,163) 10,243,658 27,906 336,614
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(15,587) (581) (12,793) (5,565) (9,856)
Tax return of capital — (33) — — —
Total distributions (15,587) (614) (12,793) (5,565) (9,856)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued — — 28,851,024 1,041,509 8,165,874
Cost of shares redeemed — (955,931) (2,282,051) (2,235,160) (6,155,729)
Change in net assets resulting from capital
transactions
— (955,931) 26,568,973 (1,193,651) 2,010,145
Change in net assets 4,378,362 (2,273,708) 36,799,838 (1,171,310) 2,336,903
NET ASSETS:
Beginning of period $ 3,914,215 $ 6,187,923 $ 10,935,784 $ 12,107,094 $ —
End of period $ 8,292,577 $ 3,914,215 $ 47,735,622 $ 10,935,784 $ 2,336,903
SHARE TRANSACTIONS:
Beginning of period 100,001 125,001 250,001 280,001 —
Issued — — — — 190,001
Issued in-kind — — 420,000 20,000 10,000
Redeemed — — — — (40,000)
Redemption in-kind — (25,000) (50,000) (50,000) (110,000)
Shares outstanding, end of period 100,001 100,001 620,001 250,001 50,001
* Commencement of investment operations.
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS :: MAY 31, 2026 :: 223
PROSHARES TRUST
See accompanying notes to the financial statements.
Nasdaq-100 High Income ETF On-Demand ETF Online Retail ETF
Year Ended May
31, 2026
Year Ended May
31, 2025
Year Ended May
31, 2026
Year Ended May
31, 2025
Year Ended May
31, 2026
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 1,194,699 $ 375,606 $ (8,562) $ (2,232) $ 67,585 $ 116,077
Net realized gain (loss) (897,931) (1,619,464) (619,435) (46,508) 16,776,598 6,981,219
Change in net unrealized
appreciation/depreciation 100,519,376 5,982,176 (270,285) 401,555 (2,350,676) 8,308,739
Change in net assets resulting
from operations 100,816,144 4,738,318 (898,282) 352,815 14,493,507 15,406,035
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(3,860,089) (10,888,731) — — (261,857) (196,253)
Tax return of capital (12,382,858) (2,121,361) — — — —
Total distributions (16,242,947) (13,010,092) — — (261,857) (196,253)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 239,807,092 181,476,090 4,304,247 868,184 16,848,018 4,249,445
Cost of shares redeemed (45,898,800) (44,798,283) (1,795,739) — (40,005,081) (42,048,136)
Change in net assets resulting
from capital transactions
193,908,292 136,677,807 2,508,508 868,184 (23,157,063) (37,798,691)
Change in net assets 278,481,489 128,406,033 1,610,226 1,220,999 (8,925,413) (22,588,909)
NET ASSETS:
Beginning of period $ 151,287,252 $ 22,881,219 $ 1,919,345 $ 698,346 $ 76,196,785 $ 98,785,694
End of period $ 429,768,741 $ 151,287,252 $ 3,529,571 $ 1,919,345 $ 67,271,372 $ 76,196,785
SHARE TRANSACTIONS:
Beginning of period 3,910,001 560,001 50,001 25,001 1,580,001 2,440,001
Issued 3,640,000 3,100,000 — — — —
Issued in-kind 1,940,000 1,380,000 100,000 25,000 290,000 100,000
Redeemed (540,000) (590,000) (50,000) — — —
Redemption in-kind (550,000) (540,000) — — (700,000) (960,000)
Shares outstanding, end of
period 8,400,001 3,910,001 100,001 50,001 1,170,001 1,580,001
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

224 :: MAY 31, 2026 :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
Pet Care ETF Russell 2000 Dividend Growers ETF
Russell 2000
Dynamic Buffer
ETF
Year Ended May
31, 2026
Year Ended May
31, 2025
Year Ended May
31, 2026
Year Ended May
31, 2025
June 24, 2025*
through May 31,
2026
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 383,599 $ 407,782 $ 16,232,601 $ 18,369,477 $ 23,593
Net realized gain (loss) 629,608 (7,460,101) 22,092,412 19,075,145 763,719
Change in net unrealized appreciation/
depreciation (10,320,260) 13,859,720 55,692,953 (11,833,362) (414,755)
Change in net assets resulting from
operations (9,307,053) 6,807,401 94,017,966 25,611,260 372,557
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(407,793) (497,681) (16,462,047) (19,646,151) (29,915)
Total distributions (407,793) (497,681) (16,462,047) (19,646,151) (29,915)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 1,496,051 6,967,995 8,331,272 60,749,541 11,388,872
Cost of shares redeemed (21,531,734) (22,079,494) (78,686,638) (179,848,416) (10,565,828)
Change in net assets resulting from capital
transactions
(20,035,683) (15,111,499) (70,355,366) (119,098,875) 823,044
Change in net assets (29,750,529) (8,801,779) 7,200,553 (113,133,766) 1,165,686
NET ASSETS:
Beginning of period $ 62,202,101 $ 71,003,880 $ 648,017,712 $ 761,151,478 $ —
End of period $ 32,451,572 $ 62,202,101 $ 655,218,265 $ 648,017,712 $ 1,165,686
SHARE TRANSACTIONS:
Beginning of period 1,050,001 1,325,001 10,070,001 11,980,001 —
Issued — — — — 250,001
Issued in-kind 25,000 125,000 120,000 890,000 25,000
Redeemed — — — — (75,000)
Redemption in-kind (400,000) (400,000) (1,160,000) (2,800,000) (175,000)
Shares outstanding, end of period 675,001 1,050,001 9,030,001 10,070,001 25,001
* Commencement of investment operations.
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS :: MAY 31, 2026 :: 225
PROSHARES TRUST
See accompanying notes to the financial statements.
tu
Russell 2000 High Income ETF Russell U.S. Dividend Growers ETF
S&P 500
®
Buyback
Aristocrats ETF
Year Ended May
31, 2026
September 4,
2024*
through May 31,
2025
Year Ended May
31, 2026
Year Ended May
31, 2025
May 6, 2026*
through May 31,
2026
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 1,022,693 $ 287,238 $ 115,544 $ 153,173 $ 6,314
Net realized gain (loss) (902,338) 209,733 (5,204) 4,135 20,584
Change in net unrealized appreciation/
depreciation 35,578,645 (4,242,200) 171,996 270,597 90,978
Change in net assets resulting from
operations 35,699,000 (3,745,229) 282,336 427,905 117,876
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(5,203,005) (5,252,540) (115,189) (171,263) —
Tax return of capital (4,197,874) — — — —
Total distributions (9,400,879) (5,252,540) (115,189) (171,263) —
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 124,656,815 57,888,553 — — 11,979,311
Cost of shares redeemed (8,511,877) (3,788,171) — (3,474,485) (792,696)
Change in net assets resulting from capital
transactions
116,144,938 54,100,382 — (3,474,485) 11,186,615
Change in net assets 142,443,059 45,102,613 167,147 (3,217,843) 11,304,491
NET ASSETS:
Beginning of period $ 45,102,613 $ — $ 4,248,551 $ 7,466,394 $ —
End of period $ 187,545,672 $ 45,102,613 $ 4,415,698 $ 4,248,551 $ 11,304,491
SHARE TRANSACTIONS:
Beginning of period 1,300,001 — 90,001 160,001 —
Issued 575,000 1,175,001 — — 130,001
Issued in-kind 2,475,000 225,000 — — 170,000
Redeemed (150,000) — — — —
Redemption in-kind (50,000) (100,000) — (70,000) (20,000)
Shares outstanding, end of period 4,150,001 1,300,001 90,001 90,001 280,001
* Commencement of investment operations.
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

226 :: MAY 31, 2026 :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
S&P 500
®
Dividend Aristocrats ETF
S&P 500
®
Dynamic Buffer
ETF S&P 500
®
Ex-Energy ETF
Year Ended May
31, 2026
Year Ended May
31, 2025
June 24, 2025*
through May 31,
2026
Year Ended May
31, 2026
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 249,108,127 $ 247,353,998 $ 35,556 $ 756,272 $ 680,396
Net realized gain (loss) 672,822,209 506,629,347 614,504 344,160 481,684
Change in net unrealized appreciation/
depreciation 85,977,584 (222,813,491) (222,726) 17,649,150 6,005,801
Change in net assets resulting from
operations 1,007,907,920 531,169,854 427,334 18,749,582 7,167,881
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(247,556,253) (250,798,802) (30,683) (751,108) (681,569)
Total distributions (247,556,253) (250,798,802) (30,683) (751,108) (681,569)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 571,573,541 516,551,723 15,723,169 3,656,945 8,289,233
Cost of shares redeemed (1,741,580,925) (1,129,312,601) (14,335,859) (1,417,350) (1,791,324)
Change in net assets resulting from capital
transactions
(1,170,007,384) (612,760,878) 1,387,310 2,239,595 6,497,909
Change in net assets (409,655,717) (332,389,826) 1,783,961 20,238,069 12,984,221
NET ASSETS:
Beginning of period $ 11,476,368,211 $ 11,808,758,037 $ — $ 63,825,833 $ 50,841,612
End of period $ 11,066,712,494 $ 11,476,368,211 $ 1,783,961 $ 84,063,902 $ 63,825,833
SHARE TRANSACTIONS:
Beginning of period 228,700,002
(b)
240,800,002
(b)
— 1,000,002 900,002
Issued — — 370,001 — —
Issued in-kind 10,900,000
(b)
10,400,000
(b)
20,000 50,000 130,000
Redeemed — — (170,000) — —
Redemption in-kind (33,350,000)
(b)
(22,500,000)
(b)
(180,000) (20,000) (30,000)
Shares outstanding, end of period 206,250,002 228,700,002
(b)
40,001 1,030,002 1,000,002
* Commencement of investment operations.
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
(b) Share amounts have been restated on a retroactive basis to reflect share splits and reverse share splits, as applicable. See Note 14.

STATEMENTS OF CHANGES IN NET ASSETS :: MAY 31, 2026 :: 227
PROSHARES TRUST
See accompanying notes to the financial statements.
S&P 500
®
Ex-Financials ETF S&P 500
®
Ex-Health Care ETF S&P 500
®
Ex-Technology ETF
Year Ended May
31, 2026
Year Ended May
31, 2025
Year Ended May
31, 2026
Year Ended May
31, 2025
Year Ended May
31, 2026
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 666,335 $ 686,655 $ 357,122 $ 291,826 $ 3,420,443 $ 1,980,926
Net realized gain (loss) 3,158,671 2,433,077 1,071,125 (11,430) 16,398,815 7,612,848
Change in net unrealized
appreciation/depreciation 15,935,740 3,492,013 7,930,812 3,104,244 16,115,115 (3,213,466)
Change in net assets resulting
from operations 19,760,746 6,611,745 9,359,059 3,384,640 35,934,373 6,380,308
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(669,738) (711,909) (352,860) (286,303) (3,379,626) (1,611,982)
Total distributions (669,738) (711,909) (352,860) (286,303) (3,379,626) (1,611,982)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 8,752,647 4,245,434 4,228,652 5,745,297 98,121,570 176,367,793
Cost of shares redeemed (8,776,691) (10,809,503) (2,720,512) — (71,278,410) (26,641,579)
Change in net assets resulting
from capital transactions
(24,044) (6,564,069) 1,508,140 5,745,297 26,843,160 149,726,214
Change in net assets 19,066,964 (664,233) 10,514,339 8,843,634 59,397,907 154,494,540
NET ASSETS:
Beginning of period $ 59,778,506 $ 60,442,739 $ 29,649,746 $ 20,806,112 $ 207,330,844 $ 52,836,304
End of period $ 78,845,470 $ 59,778,506 $ 40,164,085 $ 29,649,746 $ 266,728,751 $ 207,330,844
SHARE TRANSACTIONS:
Beginning of period 950,002 1,060,002 460,002 370,002 2,220,001 630,001
Issued in-kind 120,000 70,000 60,000 90,000 940,000 1,870,000
Redeemed — — — — — —
Redemption in-kind (130,000) (180,000) (40,000) — (690,000) (280,000)
Shares outstanding, end of
period 940,002 950,002 480,002 460,002 2,470,001 2,220,001
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

228 :: MAY 31, 2026 :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
S&P 500
®
High Income ETF S&P Global Core Battery Metals ETF S&P Kensho Cleantech ETF
Year Ended May
31, 2026
Year Ended May
31, 2025
Year Ended May
31, 2026
Year Ended May
31, 2025
Year Ended May
31, 2026
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 9,280,355 $ 4,050,488 $ 91,537 $ 43,620 $ 874 $ 12,267
Net realized gain (loss) (12,323,042) (7,586,963) (569,500) (372,620) 184,335 (2,247,200)
Change in net unrealized
appreciation/depreciation 256,004,483 10,528,432 3,918,883 58,846 2,763,412 1,161,609
Change in net assets resulting
from operations 252,961,796 6,991,957 3,440,920 (270,154) 2,948,621 (1,073,324)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
— (65,655,531) (85,411) (38,762) (102,526) (20,419)
Tax return of capital (54,746,308)
(a)
— — — — —
Total distributions (54,746,308) (65,655,531) (85,411) (38,762) (102,526) (20,419)
CAPITAL TRANSACTIONS (b):
Proceeds from shares issued 364,718,048 825,655,599 12,795,247 689,654 4,566,279 1,626,726
Cost of shares redeemed (77,016,590) (105,370,152) (2,218,097) — (1,482,012) (2,855,449)
Change in net assets resulting
from capital transactions
287,701,458 720,285,447 10,577,150 689,654 3,084,267 (1,228,723)
Change in net assets 485,916,946 661,621,873 13,932,659 380,738 5,930,362 (2,322,466)
NET ASSETS:
Beginning of period $ 810,693,555 $ 149,071,682 $ 2,717,677 $ 2,336,939 $ 1,441,020 $ 3,763,486
End of period $ 1,296,610,501 $ 810,693,555 $ 16,650,336 $ 2,717,677 $ 7,371,382 $ 1,441,020
SHARE TRANSACTIONS:
Beginning of period 19,990,001 3,510,001 100,001 75,001 75,001 150,001
Issued 3,390,000 7,900,000 — — — —
Issued in-kind 4,820,000 11,010,000 225,000 25,000 125,000 75,000
Redeemed (70,000) (1,160,000) (50,000) — (50,000) (50,000)
Redemption in-kind (1,650,000) (1,270,000) — — — (100,000)
Shares outstanding, end of
period 26,480,001 19,990,001 275,001 100,001 150,001 75,001
(a) For the tax year ended October 31, 2025, $56,194,010 of distributions were re-characterized as a return of capital.  See Note 2 to the
Financial Statements.
(b) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS :: MAY 31, 2026 :: 229
PROSHARES TRUST
See accompanying notes to the financial statements.
S&P Kensho Smart Factories ETF
S&P MidCap 400
®
Dividend Aristocrats
ETF
S&P Technology Dividend Aristocrats
ETF
Year Ended May
31, 2026
Year Ended May
31, 2025
Year Ended May
31, 2026
Year Ended May
31, 2025
Year Ended May
31, 2026
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 3,118 $ 2,288 $ 42,002,320 $ 38,222,431 $ 2,926,553 $ 2,918,553
Net realized gain (loss) 146,121 55,323 77,702,796 128,016,858 53,158,923 22,793,280
Change in net unrealized
appreciation/depreciation 1,034,832 (7,621) 65,202,290 (15,966,643) 23,779,079 (7,486,232)
Change in net assets resulting
from operations 1,184,071 49,990 184,907,406 150,272,646 79,864,555 18,225,601
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(1,010) (1,658) (40,045,973) (40,298,995) (2,928,728) (3,075,041)
Tax return of capital (846) (305) — — — —
Total distributions (1,856) (1,963) (40,045,973) (40,298,995) (2,928,728) (3,075,041)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 3,157,766 — 161,203,417 459,163,651 104,642,848 3,854,943
Cost of shares redeemed — — (396,273,421) (331,469,017) (131,128,680) (49,781,067)
Change in net assets resulting
from capital transactions
3,157,766 — (235,070,004) 127,694,634 (26,485,832) (45,926,124)
Change in net assets 4,339,981 48,027 (90,208,571) 237,668,285 50,449,995 (30,775,564)
NET ASSETS:
Beginning of period $ 985,461 $ 937,434 $ 1,768,259,975 $ 1,530,591,690 $ 238,241,611 $ 269,017,175
End of period $ 5,325,442 $ 985,461 $ 1,678,051,404 $ 1,768,259,975 $ 288,691,606 $ 238,241,611
SHARE TRANSACTIONS:
Beginning of period 25,001 25,001 21,820,001 20,210,001 3,070,001 3,690,001
Issued — — — — 870,000 —
Issued in-kind 50,000 — 1,820,000 5,670,000 330,000 50,000
Redeemed — — — — — —
Redemption in-kind — — (4,580,000) (4,060,000) (1,500,000) (670,000)
Shares outstanding, end of
period 75,001 25,001 19,060,001 21,820,001 2,770,001 3,070,001
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

230 :: MAY 31, 2026 :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
Smart Materials ETF Supply Chain Logistics ETF
Year Ended May
31, 2026
Year Ended May
31, 2025
Year Ended May
31, 2026
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 23,373 $ 26,752 $ 24,174 $ 23,056
Net realized gain (loss) 389,542 (133,658) 6,250 38,091
Change in net unrealized appreciation/depreciation 276,976 (112,769) 226,136 (42,359)
Change in net assets resulting from operations 689,891 (219,675) 256,560 18,788
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(20,120) (24,939) (31,181) (57,053)
Tax return of capital (335) — — —
Total distributions (20,455) (24,939) (31,181) (57,053)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued — — 1,146,658 —
Cost of shares redeemed — — — (1,020,406)
Change in net assets resulting from capital transactions
— — 1,146,658 (1,020,406)
Change in net assets 669,436 (244,614) 1,372,037 (1,058,671)
NET ASSETS:
Beginning of period $ 1,446,302 $ 1,690,916 $ 943,397 $ 2,002,068
End of period $ 2,115,738 $ 1,446,302 $ 2,315,434 $ 943,397
SHARE TRANSACTIONS:
Beginning of period 50,001 50,001 25,001 50,001
Issued in-kind — — 25,000 —
Redeemed — — — —
Redemption in-kind — — — (25,000)
Shares outstanding, end of period 50,001 50,001 50,001 25,001
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

FINANCIAL HIGHLIGHTS :: 231
PROSHARES TRUST
FINANCIAL HIGHLIGHTS

232 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2026
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Big Data Refiners ETF
Year ended
May 31, 2026
$ 45 .21 $ ( 0 .20 ) $ ( 0 .56 ) $ — $ ( 0 .76 ) $ — $ — $ — $ — $ 44 .45 ( 1 .67 ) % ( 1 .38 ) % 0 .58% 0 .58% ( 0 .47 ) % ( 0 .47 ) % $ 5,557 45%
Year ended
May 31, 2025
33 .73 ( 0 .17 ) 11 .65 — 11 .48 — — — — 45 .21 34 .03 33 .34 0 .58 0 .58 ( 0 .43 ) ( 0 .43 ) 6,781 35
Year ended
May 31, 2024
26 .91 ( 0 .12 ) 6 .94 — 6 .82 — — — — 33 .73 25 .35 25 .42 0 .58 0 .58 ( 0 .38 ) ( 0 .38 ) 6,746 33
Year ended
May 31, 2023
24 .17 ( 0 .04 ) 2 .78 — (h) 2 .74 — — — — 26 .91 11 .32 11 .23 0 .58 0 .58 ( 0 .16 ) ( 0 .16 ) 2,691 33
September 29,
2021* through May
31, 2022
40 .00 ( 0 .12 ) ( 15 .71 ) — ( 15 .83 ) — — — — 24 .17 ( 39 .57 ) ( 39 .43 ) 0 .58 0 .58 ( 0 .51 ) ( 0 .51 ) 2,417 25
Decline of the Retail Store ETF
Year ended
May 31, 2026†
25 .46 0 .80 ( 1 .34 ) — ( 0 .54 ) ( 0 .85 ) — — ( 0 .85 ) 24 .07 ( 2 .12 ) ( 2 .02 ) 0 .65 0 .65 3 .38 3 .38 3,008 —
Year ended
May 31, 2025†
26 .37 1 .35 ( 0 .82 ) — 0 .53 ( 1 .44 ) — — ( 1 .44 ) 25 .46 1 .93 1 .71 0 .65 0 .65 4 .99 4 .99 2,801 —
Year ended
May 31, 2024†
33 .40 1 .25 ( 6 .90 ) — ( 5 .65 ) ( 1 .38 ) — — ( 1 .38 ) 26 .37 ( 17 .33 ) ( 17 .13 ) 0 .65 0 .65 4 .08 4 .08 4,087 —
Year ended
May 31, 2023†
32 .25 0 .62 0 .93  (i) — 1 .55 ( 0 .40 ) — — ( 0 .40 ) 33 .40 4 .95 4 .68 0 .65 0 .65 2 .06 2 .06 10,854 —
Year ended
May 31, 2022†
33 .00 ( 0 .18 ) ( 0 .57 ) — ( 0 .75 ) — — — — 32 .25 ( 2 .25 ) ( 2 .12 ) 0 .65 0 .65 ( 0 .58 ) ( 0 .58 ) 10,079 —
*
Commencement of investment operations.

233 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2026
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
DJ Brookfield Global Infrastructure ETF
Year ended
May 31, 2026
$ 54 .36 $ 1 .58 $ 6 .15 $ — $ 7 .73 $ ( 2 .20 ) $ — $ — $ ( 2 .20 ) $ 59 .89 14 .74% 14 .81% 0 .45% 0 .45% 2 .81% 2 .81% $ 174,287 16%
Year ended
May 31, 2025
46 .51 1 .60 8 .00 — 9 .60 ( 1 .75 ) — — ( 1 .75 ) 54 .36 21 .21 21 .17 0 .45 0 .45 3 .20 3 .20 148,390 9
Year ended
May 31, 2024
44 .03 1 .42 2 .54 — 3 .96 ( 1 .48 ) — — ( 1 .48 ) 46 .51 9 .18 9 .33 0 .45 0 .45 3 .19 3 .19 130,696 10
Year ended
May 31, 2023
50 .16 1 .22 ( 5 .97 ) — ( 4 .75 ) ( 1 .38 ) — — ( 1 .38 ) 44 .03 ( 9 .44 ) ( 9 .64 ) 0 .45 0 .45 2 .68 2 .68 144,872 13
Year ended
May 31, 2022
46 .63 1 .16 3 .94 — 5 .10 ( 1 .57 ) — — ( 1 .57 ) 50 .16 11 .21 11 .36 0 .45 0 .45 2 .45 2 .45 152,982 9
Equities for Rising Rates ETF
Year ended
May 31, 2026
57 .62 0 .81 21 .03 — 21 .84 ( 0 .98 ) — — ( 0 .98 ) 78 .48 38 .33 38 .29 0 .35 0 .35 1 .18 1 .18 62,784 155
Year ended
May 31, 2025
59 .70 1 .15 ( 1 .93 ) — ( 0 .78 ) ( 1 .30 ) — — ( 1 .30 ) 57 .62 ( 1 .30 ) ( 1 .21 ) 0 .35 0 .35 1 .98 1 .98 9,795 84
Year ended
May 31, 2024
45 .47 1 .16 14 .54 — 15 .70 ( 1 .47 ) — — ( 1 .47 ) 59 .70 35 .02 34 .94 0 .35 0 .35 2 .22 2 .22 16,120 144
Year ended
May 31, 2023
54 .37 1 .32 ( 8 .88 ) — ( 7 .56 ) ( 1 .34 ) — — ( 1 .34 ) 45 .47 ( 13 .98 ) ( 12 .59 ) 0 .35 0 .35 2 .64 2 .64 39,103 92
Year ended
May 31, 2022
50 .02 1 .21 4 .02 — 5 .23 ( 0 .88 ) — — ( 0 .88 ) 54 .37 10 .65 9 .03 0 .35 0 .35 2 .31 2 .31 104,931 102

234 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2026
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Global Listed Private Equity ETF
Year ended
May 31, 2026
$ 27 .63 $ 1 .56 $ ( 4 .18 ) $ — $ ( 2 .62 ) $ ( 2 .77 ) $ — $ — $ ( 2 .77 ) $ 22 .24 ( 10 .53 ) % ( 10 .60 ) % 1 .83% 0 .60% 4 .93% 6 .16% $ 11,120 23%
Year ended
May 31, 2025
30 .21 1 .94 ( 0 .62 ) — 1 .32 ( 3 .90 ) — — ( 3 .90 ) 27 .63 4 .95 4 .44 1 .89 0 .60 5 .61 6 .90 13,539 21
Year ended
May 31, 2024
27 .66 1 .82 4 .23 — 6 .05 ( 3 .50 ) — — ( 3 .50 ) 30 .21 23 .78 24 .18 2 .32 0 .60 4 .77 6 .49 10,874 18
Year ended
May 31, 2023
29 .57 1 .51 ( 2 .46 ) — ( 0 .95 ) ( 0 .96 ) — — ( 0 .96 ) 27 .66 ( 2 .95 ) ( 2 .80 ) 1 .95 0 .60 4 .23 5 .59 9,682 13
Year ended
May 31, 2022
38 .13 1 .59 ( 5 .83 ) — ( 4 .24 ) ( 3 .79 ) — ( 0 .53 ) (j) ( 4 .32 ) 29 .57 ( 12 .80 ) ( 12 .87 ) 1 .28 0 .60 3 .85 4 .53 14,194 31
Hedge Replication ETF
Year ended
May 31, 2026
49 .33 1 .26 5 .29 — 6 .55 ( 1 .28 ) — — ( 1 .28 ) 54 .60 13 .49 13 .44 2 .16 0 .95 1 .24 2 .45 21,566 45
Year ended
May 31, 2025
49 .41 1 .53 0 .06 — 1 .59 ( 1 .67 ) — — ( 1 .67 ) 49 .33 3 .25 3 .26 2 .26 0 .95 1 .77 3 .08 24,419 43
Year ended
May 31, 2024
47 .95 1 .78 1 .48 — 3 .26 ( 1 .80 ) — — ( 1 .80 ) 49 .41 6 .94 7 .03 1 .94 0 .95 2 .67 3 .67 27,919 57
Year ended
May 31, 2023
47 .94 1 .04 ( 0 .59 ) — 0 .45 ( 0 .44 ) — — ( 0 .44 ) 47 .95 0 .97 0 .68 2 .11 0 .95 1 .03 2 .19 32,846 98
Year ended
May 31, 2022
52 .16 ( 0 .28 ) ( 3 .94 ) — ( 4 .22 ) — — — — 47 .94 ( 8 .10 ) ( 8 .17 ) 1 .82 0 .95 ( 1 .43 ) ( 0 .56 ) 43,862 52

235 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2026
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
High Yield-Interest Rate Hedged
Year ended
May 31, 2026
$ 64 .33 $ 4 .33 $ 0 .60 $ 0 .01 $ 4 .94 $ ( 4 .39 ) $ — $ — $ ( 4 .39 ) $ 64 .88 7 .98% 7 .73% 0 .50% 0 .50% 6 .72% 6 .72% $ 175,189 79%
Year ended
May 31, 2025
64 .30 4 .43 0 .01  (i) 0 .01 4 .45 ( 4 .42 ) — — ( 4 .42 ) 64 .33 7 .12 7 .06 0 .50 0 .50 6 .87 6 .87 167,250 66
Year ended
May 31, 2024
59 .05 4 .06 5 .27 — (h) 9 .33 ( 4 .08 ) — — ( 4 .08 ) 64 .30 16 .33 16 .45 0 .50 0 .50 6 .51 6 .51 136,647 61
Year ended
May 31, 2023
60 .76 3 .39 ( 1 .64 ) — 1 .75 ( 3 .46 ) — — ( 3 .46 ) 59 .05 3 .03 3 .05 0 .50 0 .50 5 .74 5 .74 110,713 27
Year ended
May 31, 2022
62 .62 2 .73 ( 1 .79 ) 0 .02 0 .96 ( 2 .82 ) — — ( 2 .82 ) 60 .76 1 .56 1 .67 0 .50 0 .50 4 .41 4 .41 145,836 45
Inflation Expectations ETF
Year ended
May 31, 2026
33 .15 1 .14 ( 0 .28 ) — 0 .86 ( 1 .21 ) — — ( 1 .21 ) 32 .80 2 .71 2 .52 1 .16 0 .30 2 .65 3 .51 18,365 —
Year ended
May 31, 2025
33 .37 1 .42 ( 0 .17 ) — (h) 1 .25 ( 1 .47 ) — — ( 1 .47 ) 33 .15 3 .86 3 .68 1 .12 0 .30 3 .51 4 .33 26,185 —
Year ended
May 31, 2024
32 .61 1 .51 0 .86 0 .01 2 .38 ( 1 .62 ) — — ( 1 .62 ) 33 .37 7 .56 8 .09 0 .98 0 .30 3 .85 4 .54 22,027 —
Year ended
May 31, 2023
32 .79 0 .86 ( 0 .54 ) 0 .01 0 .33 ( 0 .51 ) — — ( 0 .51 ) 32 .61 1 .05 0 .77 0 .86 0 .30 2 .06 2 .62 37,502 —
Year ended
May 31, 2022
30 .10 0 .82 2 .85 0 .01 3 .68 ( 0 .99 ) — — ( 0 .99 ) 32 .79 12 .65 12 .00 0 .98 0 .31 2 .00 2 .67 63,286 —

236 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2026
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Investment Grade-Interest Rate Hedged
Year ended
May 31, 2026
$ 77 .80 $ 4 .03 $ 0 .93 $ — $ 4 .96 $ ( 4 .01 ) $ — $ — $ ( 4 .01 ) $ 78 .75 6 .54% 6 .55% 0 .30% 0 .30% 5 .14% 5 .14% $ 309,081 24%
Year ended
May 31, 2025
77 .18 3 .99 0 .65 — (h) 4 .64 ( 4 .02 ) — — ( 4 .02 ) 77 .80 6 .21 6 .26 0 .30 0 .30 5 .18 5 .18 264,516 53
Year ended
May 31, 2024
71 .46 3 .90 5 .69 0 .02 9 .61 ( 3 .89 ) — — ( 3 .89 ) 77 .18 13 .78 13 .80 0 .30 0 .30 5 .22 5 .22 293,274 62
Year ended
May 31, 2023
71 .14 2 .96 0 .34 0 .01 3 .31 ( 2 .99 ) — — ( 2 .99 ) 71 .46 4 .81 3 .99 0 .30 0 .30 4 .21 4 .21 318,012 141
Year ended
May 31, 2022
76 .25 1 .93 ( 5 .10 ) — (h) ( 3 .17 ) ( 1 .94 ) — — ( 1 .94 ) 71 .14 ( 4 .21 ) ( 3 .51 ) 0 .30 0 .30 2 .60 2 .60 665,124 24
K-1 Free Crude Oil ETF‡
Year ended
May 31, 2026
37 .94 1 .10 19 .68 — 20 .78 ( 2 .76 ) — ( 0 .55 ) ( 3 .31 ) 55 .41 56 .29 56 .82 0 .70 0 .70 2 .33 2 .33 276,174 —
Year ended
May 31, 2025
46 .23 1 .47 ( 8 .03 ) — ( 6 .56 ) ( 1 .73 ) — — ( 1 .73 ) 37 .94 ( 14 .59 ) ( 14 .57 ) 0 .69 0 .69 3 .35 3 .35 60,103 —
Year ended
May 31, 2024
38 .96 1 .73 8 .20 — 9 .93 ( 2 .66 ) — — ( 2 .66 ) 46 .23 25 .68 26 .40 0 .69 0 .69 3 .81 3 .81 133,332 —
Year ended
May 31, 2023
58 .72 0 .31 ( 15 .20 ) — ( 14 .89 ) ( 4 .50 ) — ( 0 .37 ) ( 4 .87 ) 38 .96 ( 27 .17 ) ( 27 .88 ) 0 .73 (k) 0 .73 (k) 0 .67 0 .67 86,064 —
Year ended
May 31, 2022
59 .06 ( 0 .39 ) 31 .17 — 30 .78 ( 31 .12 ) — — ( 31 .12 ) 58 .72 81 .99 82 .32 0 .71 (l) 0 .71 (l) ( 0 .71 ) ( 0 .71 ) 101,814 —
‡
Consolidated Financial Highlights.

237 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2026
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Large Cap Core Plus
Year ended
May 31, 2026
$ 67 .36 $ 0 .88 $ 19 .67 $ — $ 20 .55 $ ( 0 .87 ) $ — $ — $ ( 0 .87 ) $ 87 .04 30 .71% 30 .65% 0 .45% 0 .45% 1 .15% 1 .15% $ 524,004 69%
Year ended
May 31, 2025
59 .86 0 .73 7 .49 — 8 .22 ( 0 .72 ) — — ( 0 .72 ) 67 .36 13 .80 13 .97 0 .45 0 .45 1 .13 1 .13 427,736 66
Year ended
May 31, 2024
47 .71 0 .65 12 .15 — 12 .80 ( 0 .65 ) — — ( 0 .65 ) 59 .86 26 .99 26 .55 0 .45 0 .45 1 .20 1 .20 432,756 57
Year ended
May 31, 2023
49 .88 0 .66 ( 2 .21 ) — ( 1 .55 ) ( 0 .62 ) — — ( 0 .62 ) 47 .71 ( 3 .02 ) ( 2 .90 ) 0 .45 0 .45 1 .41 1 .41 404,575 54
Year ended
May 31, 2022
48 .48 0 .50 1 .36 — 1 .86 ( 0 .46 ) — — ( 0 .46 ) 49 .88 3 .79 3 .87 0 .45 0 .45 0 .96 0 .96 475,373 53
Long Online/Short Stores ETF
Year ended
May 31, 2026
49 .60 0 .30 8 .62 — 8 .92 ( 0 .32 ) — — ( 0 .32 ) 58 .20 18 .02 17 .92 0 .65 0 .65 0 .53 0 .53 7,275 57
Year ended
May 31, 2025
41 .27 0 .14 8 .34 — 8 .48 ( 0 .15 ) — — ( 0 .15 ) 49 .60 20 .60 20 .77 0 .65 0 .65 0 .31 0 .31 8,681 57
Year ended
May 31, 2024
32 .77 0 .11 8 .54 — 8 .65 ( 0 .15 ) — — ( 0 .15 ) 41 .27 26 .42 26 .29 0 .65 0 .65 0 .29 0 .29 10,523 95
Year ended
May 31, 2023
37 .23 ( 0 .06 ) ( 4 .40 ) — ( 4 .46 ) — — — — 32 .77 ( 11 .99 ) ( 11 .60 ) 0 .65 0 .65 ( 0 .19 ) ( 0 .19 ) 21,789 107
Year ended
May 31, 2022
78 .80 0 .08 ( 41 .65 ) — ( 41 .57 ) — — — — 37 .23 ( 52 .75 ) ( 52 .96 ) 0 .65 0 .65 0 .13 0 .13 21,781 124

238 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2026
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Merger ETF
Year ended
May 31, 2026
$ 42 .00 $ 0 .36 $ 4 .33 $ 0 .01 $ 4 .70 $ ( 0 .53 ) $ ( 0 .82 ) $ — $ ( 1 .35 ) $ 45 .35 11 .29% 11 .33% 2 .03% 0 .75% ( 0 .46 ) % 0 .82% $ 15,871 431%
Year ended
May 31, 2025
40 .18 0 .45 2 .73 — 3 .18 ( 0 .37 ) ( 0 .99 ) — ( 1 .36 ) 42 .00 7 .99 8 .10 2 .21 0 .75 ( 0 .38 ) 1 .08 10,499 231
Year ended
May 31, 2024
38 .34 0 .81 1 .91 0 .01 2 .73 ( 0 .89 ) — — ( 0 .89 ) 40 .18 7 .15 7 .13 1 .83 0 .75 0 .96 2 .05 10,045 283
Year ended
May 31, 2023
40 .24 0 .37 ( 1 .98 ) — ( 1 .61 ) ( 0 .29 ) — — ( 0 .29 ) 38 .34 ( 4 .01 ) ( 4 .60 ) 1 .45 0 .75 0 .23 0 .93 13,420 235
Year ended
May 31, 2022
40 .82 0 .05 ( 0 .48 ) — ( 0 .43 ) ( 0 .15 ) — — ( 0 .15 ) 40 .24 ( 1 .07 ) ( 0 .90 ) 1 .19 0 .75 ( 0 .31 ) 0 .13 70,416 262
Metaverse ETF
Year ended
May 31, 2026
49 .39 0 .05 31 .59 — 31 .64 ( 0 .20 ) — — ( 0 .20 ) 80 .83 64 .25 64 .13 0 .58 0 .58 0 .08 0 .08 7,275 74
Year ended
May 31, 2025
42 .03 0 .41 7 .32 — 7 .73 ( 0 .37 ) — — ( 0 .37 ) 49 .39 18 .47 18 .69 0 .58 0 .58 0 .89 0 .89 5,433 51
Year ended
May 31, 2024
36 .44 0 .30 5 .57 — 5 .87 ( 0 .28 ) — — ( 0 .28 ) 42 .03 16 .21 16 .07 0 .58 0 .58 0 .77 0 .77 5,885 55
Year ended
May 31, 2023
35 .55 0 .18 0 .86  (i) — 1 .04 ( 0 .13 ) — ( 0 .02 ) ( 0 .15 ) 36 .44 2 .97 2 .94 0 .58 0 .58 0 .55 0 .55 6,195 67
March 15, 2022*
through May 31,
2022
40 .00 ( 0 .03 ) ( 4 .42 ) — ( 4 .45 ) — — — — 35 .55 ( 11 .12 ) ( 11 .10 ) 0 .58 0 .58 ( 0 .32 ) ( 0 .32 ) 7,822 20
*
Commencement of investment operations.

239 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2026
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
MSCI EAFE Dividend Growers ETF
Year ended
May 31, 2026
$ 42 .44 $ 0 .84 $ 1 .13 $ — $ 1 .97 $ ( 1 .20 ) $ — $ — $ ( 1 .20 ) $ 43 .21 4 .74% 4 .85% 0 .50% 0 .50% 1 .98% 1 .98% $ 61,784 38%
Year ended
May 31, 2025
38 .35 0 .81 4 .27 — 5 .08 ( 0 .99 ) — — ( 0 .99 ) 42 .44 13 .57 13 .23 0 .50 0 .50 2 .05 2 .05 70,448 40
Year ended
May 31, 2024
36 .98 0 .79 1 .47 — 2 .26 ( 0 .89 ) — — ( 0 .89 ) 38 .35 6 .20 6 .00 0 .50 0 .50 2 .13 2 .13 76,312 36
Year ended
May 31, 2023
37 .29 0 .71 ( 0 .39 ) — 0 .32 ( 0 .63 ) — — ( 0 .63 ) 36 .98 1 .00 1 .46 0 .50 0 .50 1 .99 1 .99 93,186 27
Year ended
May 31, 2022
46 .06 0 .69 ( 8 .12 ) — ( 7 .43 ) ( 1 .34 ) — — ( 1 .34 ) 37 .29 ( 16 .64 ) ( 16 .70 ) 0 .50 0 .50 1 .57 1 .57 107,402 44
MSCI Emerging Markets Dividend Growers ETF
Year ended
May 31, 2026
45 .04 1 .02 2 .46 — 3 .48 ( 1 .14 ) — — ( 1 .14 ) 47 .38 7 .82 8 .17 0 .60 0 .60 2 .20 2 .20 7,344 56
Year ended
May 31, 2025
43 .99 1 .62 0 .66 — 2 .28 ( 1 .23 ) — — ( 1 .23 ) 45 .04 5 .23 4 .95 0 .60 0 .60 3 .68 3 .68 7,882 49
Year ended
May 31, 2024
45 .47 0 .93 ( 1 .61 ) — ( 0 .68 ) ( 0 .80 ) — — ( 0 .80 ) 43 .99 ( 1 .49 ) ( 1 .65 ) 0 .60 0 .60 2 .10 2 .10 12,536 82
Year ended
May 31, 2023
50 .50 1 .08 ( 4 .52 ) — ( 3 .44 ) ( 1 .59 ) — — ( 1 .59 ) 45 .47 ( 6 .75 ) ( 6 .11 ) 0 .60 0 .60 2 .32 2 .32 16,143 68
Year ended
May 31, 2022
62 .02 1 .17 ( 11 .39 ) — ( 10 .22 ) ( 1 .30 ) — — ( 1 .30 ) 50 .50 ( 16 .72 ) ( 18 .25 ) 0 .60 0 .60 2 .06 2 .06 17,424 67

240 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2026
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
MSCI Europe Dividend Growers ETF
Year ended
May 31, 2026
$ 53 .63 $ 1 .03 $ 0 .47 $ — $ 1 .50 $ ( 0 .90 ) $ — $ — $ ( 0 .90 ) $ 54 .23 2 .86% 1 .71% 0 .55% 0 .55% 1 .94% 1 .94% $ 8,406 38%
Year ended
May 31, 2025
48 .60 0 .97 5 .00 — 5 .97 ( 0 .94 ) — — ( 0 .94 ) 53 .63 12 .49 13 .30 0 .55 0 .55 1 .96 1 .96 8,313 32
Year ended
May 31, 2024
44 .10 0 .80 4 .59 — 5 .39 ( 0 .89 ) — — ( 0 .89 ) 48 .60 12 .42 11 .61 0 .55 0 .55 1 .77 1 .77 7,047 31
Year ended
May 31, 2023
43 .62 0 .79 0 .41  (i) — 1 .20 ( 0 .72 ) — — ( 0 .72 ) 44 .10 2 .96 3 .43 0 .55 0 .55 1 .91 1 .91 8,600 20
Year ended
May 31, 2022
51 .67 0 .85 ( 7 .66 ) — ( 6 .81 ) ( 1 .24 ) — — ( 1 .24 ) 43 .62 ( 13 .59 ) ( 13 .73 ) 0 .55 0 .55 1 .67 1 .67 13,739 40
MSCI Transformational Changes ETF
Year ended
May 31, 2026
48 .25 0 .26 3 .32 — (h) 3 .58 ( 0 .31 ) — — ( 0 .31 ) 51 .52 7 .44 7 .65 0 .45 0 .45 0 .53 0 .53 7,728 44
Year ended
May 31, 2025
41 .47 0 .26 7 .00 — 7 .26 ( 0 .48 ) — — ( 0 .48 ) 48 .25 17 .59 17 .36 0 .45 0 .45 0 .57 0 .57 8,444 35
Year ended
May 31, 2024
34 .87 0 .24 6 .63 0 .01 6 .88 ( 0 .28 ) — — ( 0 .28 ) 41 .47 19 .87 19 .84 0 .45 0 .45 0 .64 0 .64 8,295 42
Year ended
May 31, 2023
34 .91 0 .17 0 .18  (i) — (h) 0 .35 ( 0 .39 ) — — ( 0 .39 ) 34 .87 1 .09 1 .07 0 .45 0 .45 0 .51 0 .51 10,460 28
Year ended
May 31, 2022
43 .76 0 .13 ( 8 .87 ) — ( 8 .74 ) ( 0 .11 ) — — ( 0 .11 ) 34 .91 ( 20 .03 ) ( 20 .15 ) 0 .45 0 .45 0 .31 0 .31 29,676 33

241 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2026
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Nanotechnology ETF
Year ended
May 31, 2026
$ 39 .14 $ 0 .19 $ 43 .75 $ — $ 43 .94 $ ( 0 .16 ) $ — $ — $ ( 0 .16 ) $ 82 .92 112 .51% 112 .50% 0 .58% 0 .58% 0 .34% 0 .34% $ 8,293 70%
Year ended
May 31, 2025
49 .50 0 .03 ( 10 .39 ) — ( 10 .36 ) — (h) — — (h) — (h) 39 .14 ( 20 .92 ) ( 21 .43 ) 0 .58 0 .58 0 .06 0 .06 3,914 45
Year ended
May 31, 2024
37 .37 0 .11 12 .15 — (h) 12 .26 ( 0 .13 ) — — ( 0 .13 ) 49 .50 32 .92 32 .91 0 .58 0 .58 0 .25 0 .25 6,188 42
Year ended
May 31, 2023
33 .96 0 .14 3 .41 — 3 .55 ( 0 .14 ) — — ( 0 .14 ) 37 .37 10 .57 10 .69 0 .58 0 .58 0 .45 0 .45 2,803 42
October 26, 2021*
through May 31,
2022
40 .00 0 .04 ( 6 .06 ) 0 .01 ( 6 .01 ) ( 0 .03 ) — — ( 0 .03 ) 33 .96 ( 15 .05 ) ( 15 .09 ) 0 .58 0 .58 0 .18 0 .18 2,547 32
Nasdaq-100 Dorsey Wright Momentum ETF
Year ended
May 31, 2026
43 .74 0 .02 33 .28 — 33 .30 ( 0 .05 ) — — ( 0 .05 ) 76 .99 76 .21 76 .21 0 .58 0 .58 0 .03 0 .03 47,736 114
Year ended
May 31, 2025
43 .24 0 .04 0 .48 — 0 .52 ( 0 .02 ) — — ( 0 .02 ) 43 .74 1 .21 1 .34 0 .58 0 .58 0 .08 0 .08 10,936 124
Year ended
May 31, 2024
33 .59 ( 0 .01 ) 9 .68 — 9 .67 ( 0 .02 ) — — ( 0 .02 ) 43 .24 28 .78 28 .80 0 .58 0 .58 ( 0 .02 ) ( 0 .02 ) 12,107 129
Year ended
May 31, 2023
34 .22 0 .08 ( 0 .58 ) — ( 0 .50 ) ( 0 .12 ) — ( 0 .01 ) ( 0 .13 ) 33 .59 ( 1 .44 ) ( 1 .52 ) 0 .58 0 .58 0 .25 0 .25 10,414 144
Year ended
May 31, 2022
42 .08 0 .01 ( 7 .82 ) — ( 7 .81 ) ( 0 .05 ) — — ( 0 .05 ) 34 .22 ( 18 .60 ) ( 18 .68 ) 0 .58 0 .58 0 .03 0 .03 18,477 168
*
Commencement of investment operations.

242 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2026
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Nasdaq-100 Dynamic Buffer ETF
June 24, 2025*
through May 31,
2026
$ 40 .00 $ 0 .21 $ 6 .82 $ — $ 7 .03 $ ( 0 .29 ) $ — $ — $ ( 0 .29 ) $ 46 .74 17 .64% 17 .68% 0 .58% 0 .58% 0 .54% 0 .54% $ 2,337 168%
Nasdaq-100 High Income ETF
Year ended
May 31, 2026
38 .69 0 .18 14 .74 — 14 .92 ( 0 .54 ) ( 0 .08 ) ( 1 .83 ) ( 2 .45 ) 51 .16 39 .97 40 .01 0 .55 0 .55 0 .40 0 .40 429,769 37
Year ended
May 31, 2025
40 .86 0 .20 3 .56 — 3 .76 ( 4 .46 ) ( 0 .35 ) ( 1 .12 ) ( 5 .93 ) 38 .69 9 .91 10 .01 0 .55 0 .55 0 .49 0 .49 151,287 70
March 18, 2024*
through May 31,
2024
40 .00 0 .04 1 .18 — 1 .22 ( 0 .36 ) — — ( 0 .36 ) 40 .86 3 .10 3 .03 0 .55 0 .55 0 .52 0 .52 22,881 3
*
Commencement of investment operations.

243 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2026
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
On-Demand ETF
Year ended
May 31, 2026
$ 38 .39 $ ( 0 .07 ) $ ( 3 .02 ) $ — (h) $ ( 3 .09 ) $ — $ — $ — $ — $ 35 .30 ( 8 .05 ) % ( 7 .88 ) % 0 .58% 0 .58% ( 0 .16 ) % ( 0 .16 ) % $ 3,530 44%
Year ended
May 31, 2025
27 .93 ( 0 .06 ) 10 .52 — 10 .46 — — — — 38 .39 37 .43 36 .88 0 .58 0 .58 ( 0 .18 ) ( 0 .18 ) 1,919 36
Year ended
May 31, 2024
22 .05 ( 0 .06 ) 6 .13 — 6 .07 ( 0 .19 ) — — ( 0 .19 ) 27 .93 27 .67 28 .09 0 .58 0 .58 ( 0 .25 ) ( 0 .25 ) 698 31
Year ended
May 31, 2023
21 .73 ( 0 .07 ) 0 .39 — 0 .32 — — — — 22 .05 1 .46 1 .67 0 .58 0 .58 ( 0 .35 ) ( 0 .35 ) 551 42
October 26, 2021*
through May 31,
2022
40 .00 ( 0 .05 ) ( 18 .22 ) 0 .01 ( 18 .26 ) ( 0 .01 ) — — ( 0 .01 ) 21 .73 ( 45 .66 ) ( 46 .02 ) 0 .58 0 .58 ( 0 .30 ) ( 0 .30 ) 1,087 35
Online Retail ETF
Year ended
May 31, 2026
48 .23 0 .05 9 .41 — 9 .46 ( 0 .19 ) — — ( 0 .19 ) 57 .50 19 .65 19 .64 0 .58 0 .58 0 .09 0 .09 67,271 62
Year ended
May 31, 2025
40 .49 0 .06 7 .78 — 7 .84 ( 0 .10 ) — — ( 0 .10 ) 48 .23 19 .40 19 .33 0 .58 0 .58 0 .14 0 .14 76,197 59
Year ended
May 31, 2024
29 .40 0 .10 11 .04 — 11 .14 ( 0 .05 ) — — ( 0 .05 ) 40 .49 37 .88 37 .84 0 .58 0 .58 0 .28 0 .28 98,786 81
Year ended
May 31, 2023
34 .86 ( 0 .07 ) ( 5 .39 ) — ( 5 .46 ) — — — — 29 .40 ( 15 .68 ) ( 15 .69 ) 0 .58 0 .58 ( 0 .21 ) ( 0 .21 ) 93,778 97
Year ended
May 31, 2022
75 .70 0 .17 ( 41 .01 ) — ( 40 .84 ) — — — — 34 .86 ( 53 .95 ) ( 53 .95 ) 0 .58 0 .58 0 .27 0 .27 321,103 113
*
Commencement of investment operations.

244 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2026
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Pet Care ETF
Year ended
May 31, 2026
$ 59 .24 $ 0 .43 $ ( 11 .17 ) $ — $ ( 10 .74 ) $ ( 0 .42 ) $ — $ — $ ( 0 .42 ) $ 48 .08 ( 18 .24 ) % ( 18 .22 ) % 0 .50% 0 .50% 0 .78% 0 .78% $ 32,452 41%
Year ended
May 31, 2025
53 .59 0 .35 5 .72 — 6 .07 ( 0 .42 ) — — ( 0 .42 ) 59 .24 11 .40 11 .51 0 .50 0 .50 0 .64 0 .64 62,202 58
Year ended
May 31, 2024
47 .74 0 .22 5 .82 — 6 .04 ( 0 .19 ) — — ( 0 .19 ) 53 .59 12 .70 12 .26 0 .50 0 .50 0 .44 0 .44 71,004 72
Year ended
May 31, 2023
56 .85 0 .21 ( 9 .07 ) — ( 8 .86 ) ( 0 .25 ) — — ( 0 .25 ) 47 .74 ( 15 .58 ) ( 15 .40 ) 0 .50 0 .50 0 .42 0 .42 90,702 38
Year ended
May 31, 2022
77 .76 0 .17 ( 20 .92 ) — ( 20 .75 ) ( 0 .16 ) — — ( 0 .16 ) 56 .85 ( 26 .74 ) ( 26 .76 ) 0 .50 0 .50 0 .23 0 .23 173,388 49
Russell 2000 Dividend Growers ETF
Year ended
May 31, 2026
64 .35 1 .72 8 .22 — 9 .94 ( 1 .73 ) — — ( 1 .73 ) 72 .56 15 .71 15 .81 0 .40 0 .40 2 .51 2 .51 655,218 36
Year ended
May 31, 2025
63 .54 1 .77 0 .93 — 2 .70 ( 1 .89 ) — — ( 1 .89 ) 64 .35 4 .24 4 .13 0 .40 0 .40 2 .63 2 .63 648,018 38
Year ended
May 31, 2024
56 .74 1 .81 6 .74 — 8 .55 ( 1 .75 ) — — ( 1 .75 ) 63 .54 15 .22 15 .25 0 .40 0 .40 2 .98 2 .98 761,151 44
Year ended
May 31, 2023
62 .40 1 .61 ( 5 .72 ) — ( 4 .11 ) ( 1 .55 ) — — ( 1 .55 ) 56 .74 ( 6 .67 ) ( 6 .58 ) 0 .40 0 .40 2 .63 2 .63 776,831 33
Year ended
May 31, 2022
67 .03 1 .45 ( 4 .66 ) — ( 3 .21 ) ( 1 .42 ) — — ( 1 .42 ) 62 .40 ( 4 .80 ) ( 4 .94 ) 0 .40 0 .40 2 .27 2 .27 864,913 58

245 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2026
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Russell 2000 Dynamic Buffer ETF
June 24, 2025*
through May 31,
2026
$ 40 .00 $ 0 .41 $ 7 .15 $ — $ 7 .56 $ ( 0 .93 ) $ — $ — $ ( 0 .93 ) $ 46 .63 19 .06% 19 .10% 0 .58% 0 .58% 1 .04% 1 .04% $ 1,166 304%
Russell 2000 High Income ETF
Year ended
May 31, 2026
34 .69 0 .40 13 .64 — 14 .04 ( 1 .86 ) ( 0 .05 ) ( 1 .63 ) ( 3 .54 ) 45 .19 42 .54 42 .28 0 .55 0 .55 0 .98 0 .98 187,546 42
September 4,
2024* through May
31, 2025
40 .00 0 .28 ( 1 .09 ) — ( 0 .81 ) ( 4 .48 ) ( 0 .02 ) — ( 4 .50 ) 34 .69 ( 2 .26 ) ( 2 .01 ) 0 .55 0 .55 1 .00 1 .00 45,103 33
*
Commencement of investment operations.

246 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2026
See accompanying notes to the financial statements.
*
Commencement of investment operations.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Russell U.S. Dividend Growers ETF
Year ended
May 31, 2026
$ 47 .21 $ 1 .28 $ 1 .85 $ — $ 3 .13 $ ( 1 .28 ) $ — $ — $ ( 1 .28 ) $ 49 .06 6 .78% 6 .67% 0 .35% 0 .35% 2 .65% 2 .65% $ 4,416 19%
Year ended
May 31, 2025
46 .66 1 .18 0 .69 — 1 .87 ( 1 .32 ) — — ( 1 .32 ) 47 .21 4 .03 4 .09 0 .35 0 .35 2 .47 2 .47 4,249 21
Year ended
May 31, 2024
44 .28 1 .13 2 .40 — 3 .53 ( 1 .15 ) — — ( 1 .15 ) 46 .66 8 .02 8 .05 0 .35 0 .35 2 .46 2 .46 7,466 22
Year ended
May 31, 2023
47 .21 1 .07 ( 2 .90 ) — ( 1 .83 ) ( 1 .10 ) — — ( 1 .10 ) 44 .28 ( 3 .90 ) ( 3 .98 ) 0 .35 0 .35 2 .32 2 .32 10,628 22
Year ended
May 31, 2022
48 .73 1 .00 ( 1 .39 ) — ( 0 .39 ) ( 1 .13 ) — — ( 1 .13 ) 47 .21 ( 0 .79 ) ( 0 .82 ) 0 .35 0 .35 2 .07 2 .07 13,692 21
S&P 500
®
Buyback Aristocrats ETF
May 6, 2026*
through May 31,
2026
40 .00 0 .04 0 .33 — 0 .37 — — — — 40 .37 0 .93 0 .95 0 .39 0 .39 1 .54 1 .54 11,304 2

247 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2026
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
S&P 500
®
Dividend Aristocrats ETF
Year ended
May 31, 2026†
$ 50 .18 $ 1 .15 $ 3 .47 $ — $ 4 .62 $ ( 1 .14 ) $ — $ — $ ( 1 .14 ) $ 53 .66 9 .31% 9 .30% 0 .35% 0 .35% 2 .19% 2 .19% $ 11,066,712 20%
Year ended
May 31, 2025†
49 .04 1 .05 1 .15 — 2 .20 ( 1 .06 ) — — ( 1 .06 ) 50 .18 4 .51 4 .55 0 .35 0 .35 2 .07 2 .07 11,476,368 20
Year ended
May 31, 2024†
43 .82 1 .00 5 .23 — 6 .23 ( 1 .01 ) — — ( 1 .01 ) 49 .04 14 .35 14 .27 0 .35 0 .35 2 .13 2 .13 11,808,758 21
Year ended
May 31, 2023†
45 .98 0 .95 ( 2 .24 ) — ( 1 .29 ) ( 0 .87 ) — — ( 0 .87 ) 43 .82 ( 2 .76 ) ( 2 .71 ) 0 .35 0 .35 2 .12 2 .12 10,731,445 22
Year ended
May 31, 2022†
46 .10 0 .94 ( 0 .14 ) — 0 .80 ( 0 .92 ) — — ( 0 .92 ) 45 .98 1 .72 1 .67 0 .35 0 .35 2 .01 2 .01 10,243,530 18
S&P 500
®
Dynamic Buffer ETF
June 24, 2025*
through May 31,
2026
40 .00 0 .39 4 .76 — 5 .15 ( 0 .55 ) — — ( 0 .55 ) 44 .60 12 .96 12 .87 0 .58 0 .58 1 .02 1 .02 1,784 317
*
Commencement of investment operations.

248 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2026
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
S&P 500
®
Ex-Energy ETF
Year ended
May 31, 2026
$ 63 .83 $ 0 .75 $ 17 .78 $ — $ 18 .53 $ ( 0 .74 ) $ — $ — $ ( 0 .74 ) $ 81 .62 29 .22% 29 .14% 0 .13% 0 .09% 0 .99% 1 .04% $ 84,064 3%
Year ended
May 31, 2025
56 .49 0 .72 7 .34 — 8 .06 ( 0 .72 ) — — ( 0 .72 ) 63 .83 14 .31 14 .47 0 .13 0 .09 1 .12 1 .17 63,826 4
Year ended
May 31, 2024
44 .67 0 .68 11 .80 — 12 .48 ( 0 .66 ) — — ( 0 .66 ) 56 .49 28 .16 28 .02 0 .13 0 .09 1 .31 1 .35 50,842 4
Year ended
May 31, 2023
43 .88 0 .64 0 .77 — 1 .41 ( 0 .62 ) — — ( 0 .62 ) 44 .67 3 .35 3 .47 0 .13 0 .09 1 .48 1 .52 35,293 4
Year ended
May 31, 2022
45 .54 0 .52 ( 1 .67 ) — ( 1 .15 ) ( 0 .51 ) — — ( 0 .51 ) 43 .88 ( 2 .61 ) ( 2 .71 ) 0 .23 0 .21 1 .08 1 .09 25,892 2
S&P 500
®
Ex-Financials ETF
Year ended
May 31, 2026
62 .92 0 .73 20 .96 — 21 .69 ( 0 .73 ) — — ( 0 .73 ) 83 .88 34 .68 34 .68 0 .13 0 .09 0 .96 1 .00 78,845 4
Year ended
May 31, 2025
57 .02 0 .70 5 .92 — 6 .62 ( 0 .72 ) — — ( 0 .72 ) 62 .92 11 .65 11 .81 0 .13 0 .09 1 .11 1 .15 59,779 7
Year ended
May 31, 2024
45 .17 0 .69 11 .77 — 12 .46 ( 0 .61 ) — — ( 0 .61 ) 57 .02 27 .78 27 .61 0 .13 0 .09 1 .30 1 .34 60,443 4
Year ended
May 31, 2023
43 .57 0 .68 1 .49 — 2 .17 ( 0 .57 ) — — ( 0 .57 ) 45 .17 5 .11 4 .99 0 .13 0 .09 1 .56 1 .60 37,490 8
Year ended
May 31, 2022
44 .05 0 .52 ( 0 .50 ) — 0 .02 ( 0 .50 ) — — ( 0 .50 ) 43 .57 ( 0 .03 ) 0 .00 (m) 0 .23 0 .21 1 .10 1 .12 8,279 3

249 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2026
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
S&P 500
®
Ex-Health Care ETF
Year ended
May 31, 2026
$ 64 .46 $ 0 .76 $ 19 .19 $ — $ 19 .95 $ ( 0 .74 ) $ — $ — $ ( 0 .74 ) $ 83 .67 31 .17% 31 .13% 0 .13% 0 .09% 1 .00% 1 .04% $ 40,164 4%
Year ended
May 31, 2025
56 .23 0 .73 8 .23 — 8 .96 ( 0 .73 ) — — ( 0 .73 ) 64 .46 15 .99 16 .18 0 .13 0 .09 1 .15 1 .19 29,650 4
Year ended
May 31, 2024
43 .76 0 .70 12 .41 — 13 .11 ( 0 .64 ) — — ( 0 .64 ) 56 .23 30 .19 30 .03 0 .13 0 .09 1 .36 1 .40 20,806 4
Year ended
May 31, 2023
42 .94 0 .70 0 .79 — 1 .49 ( 0 .67 ) — — ( 0 .67 ) 43 .76 3 .65 3 .68 0 .13 0 .09 1 .64 1 .68 16,191 5
Year ended
May 31, 2022
44 .28 0 .54 ( 1 .30 ) — ( 0 .76 ) ( 0 .58 ) — — ( 0 .58 ) 42 .94 ( 1 .83 ) ( 1 .88 ) 0 .23 0 .21 1 .15 1 .16 3,865 3
S&P 500
®
Ex-Technology ETF
Year ended
May 31, 2026
93 .39 1 .47 14 .61 — 16 .08 ( 1 .48 ) — — ( 1 .48 ) 107 .99 17 .34 17 .33 0 .13 0 .09 1 .40 1 .44 266,729 5
Year ended
May 31, 2025
83 .87 1 .40 9 .37 — 10 .77 ( 1 .25 ) — — ( 1 .25 ) 93 .39 12 .92 13 .03 0 .13 0 .09 1 .50 1 .54 207,331 5
Year ended
May 31, 2024
68 .66 1 .33 15 .05 — 16 .38 ( 1 .17 ) — — ( 1 .17 ) 83 .87 24 .05 24 .01 0 .13 0 .09 1 .68 1 .73 52,836 8
Year ended
May 31, 2023
71 .84 1 .33 ( 3 .27 ) — ( 1 .94 ) ( 1 .24 ) — — ( 1 .24 ) 68 .66 ( 2 .63 ) ( 2 .68 ) 0 .13 0 .09 1 .89 1 .93 30,209 6
Year ended
May 31, 2022
73 .72 1 .07 ( 1 .94 ) — ( 0 .87 ) ( 1 .01 ) — — ( 1 .01 ) 71 .84 ( 1 .25 ) ( 1 .32 ) 0 .22 0 .21 1 .39 1 .41 9,340 4

250 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2026
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
S&P 500
®
High Income ETF
Year ended
May 31, 2026
$ 40 .55 $ 0 .38 $ 10 .30 $ — $ 10 .68 $ — $ — $ ( 2 .26 ) $ ( 2 .26 ) $ 48 .97 27 .08% 27 .11% 0 .55% 0 .55% 0 .86% 0 .86% $ 1,296,611 20%
Year ended
May 31, 2025
42 .47 0 .38 3 .27 — 3 .65 ( 5 .57 ) — — ( 5 .57 ) 40 .55 8 .87 8 .97 0 .56 0 .56 0 .89 0 .89 810,694 29
December 18,
2023* through May
31, 2024
40 .00 0 .17 3 .77 — 3 .94 ( 1 .47 ) — — ( 1 .47 ) 42 .47 10 .03 10 .00 0 .55 0 .55 0 .92 0 .92 149,072 7
S&P Global Core Battery Metals ETF
Year ended
May 31, 2026
27 .18 0 .59 33 .60 — (h) 34 .19 ( 0 .82 ) — — ( 0 .82 ) 60 .55 127 .74 128 .89 0 .58 0 .58 1 .12 1 .12 16,650 60
Year ended
May 31, 2025
31 .16 0 .45 ( 4 .00 ) — ( 3 .55 ) ( 0 .43 ) — — ( 0 .43 ) 27 .18 ( 11 .38 ) ( 12 .28 ) 0 .58 0 .58 1 .68 1 .68 2,718 54
Year ended
May 31, 2024
35 .56 0 .64 ( 4 .29 ) — ( 3 .65 ) ( 0 .75 ) — — ( 0 .75 ) 31 .16 ( 10 .46 ) ( 10 .11 ) 0 .58 0 .58 2 .01 2 .01 2,337 56
November 29,
2022* through May
31, 2023
40 .00 0 .39 ( 4 .82 ) 0 .04 ( 4 .39 ) ( 0 .05 ) — — ( 0 .05 ) 35 .56 ( 10 .98 ) ( 11 .26 ) 0 .58 0 .58 2 .00 2 .00 2,667 16
*
Commencement of investment operations.

251 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2026
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
S&P Kensho Cleantech ETF
Year ended
May 31, 2026
$ 19 .21 $ 0 .01 $ 30 .66 $ — $ 30 .67 $ ( 0 .74 ) $ — $ — $ ( 0 .74 ) $ 49 .14 160 .99% 152 .84% 0 .58% 0 .58% 0 .02% 0 .02% $ 7,371 72%
Year ended
May 31, 2025
25 .09 0 .09 ( 5 .83 ) — ( 5 .74 ) ( 0 .14 ) — — ( 0 .14 ) 19 .21 ( 22 .91 ) ( 22 .69 ) 0 .58 0 .58 0 .42 0 .42 1,441 37
Year ended
May 31, 2024
30 .75 0 .10 ( 5 .72 ) — ( 5 .62 ) ( 0 .04 ) — — ( 0 .04 ) 25 .09 ( 18 .27 ) ( 18 .25 ) 0 .58 0 .58 0 .37 0 .37 3,763 37
Year ended
May 31, 2023
30 .56 ( 0 .08 ) 0 .27  (i) — 0 .19 — — — — 30 .75 0 .63 0 .56 0 .58 0 .58 ( 0 .24 ) ( 0 .24 ) 6,150 39
September 29,
2021* through May
31, 2022
40 .00 ( 0 .07 ) ( 9 .37 ) — (h) ( 9 .44 ) — — — — 30 .56 ( 23 .61 ) ( 23 .60 ) 0 .58 0 .58 ( 0 .27 ) ( 0 .27 ) 3,056 40
S&P Kensho Smart Factories ETF
Year ended
May 31, 2026
39 .42 0 .11 31 .54 — 31 .65 ( 0 .04 ) — ( 0 .03 ) ( 0 .07 ) 71 .00 80 .40 80 .05 0 .58 0 .58 0 .20 0 .20 5,325 71
Year ended
May 31, 2025
37 .50 0 .09 1 .91 — 2 .00 ( 0 .07 ) — ( 0 .01 ) ( 0 .08 ) 39 .42 5 .33 5 .49 0 .58 0 .58 0 .24 0 .24 985 40
Year ended
May 31, 2024
34 .63 0 .17 2 .92 — 3 .09 ( 0 .22 ) — — ( 0 .22 ) 37 .50 8 .94 8 .84 0 .58 0 .58 0 .46 0 .46 937 32
Year ended
May 31, 2023
32 .30 0 .05 2 .38  (i) — 2 .43 ( 0 .08 ) — ( 0 .02 ) ( 0 .10 ) 34 .63 7 .53 7 .56 0 .58 0 .58 0 .16 0 .16 866 26
September 29,
2021* through May
31, 2022
40 .00 0 .04 ( 7 .74 ) — (h) ( 7 .70 ) — — — — 32 .30 ( 19 .24 ) ( 19 .28 ) 0 .58 0 .58 0 .16 0 .16 2,423 42
*
Commencement of investment operations.

252 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2026
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
S&P MidCap 400
®
Dividend Aristocrats ETF
Year ended
May 31, 2026
$ 81 .04 $ 2 .05 $ 6 .90 $ — $ 8 .95 $ ( 1 .95 ) $ — $ — $ ( 1 .95 ) $ 88 .04 11 .17% 11 .18% 0 .40% 0 .40% 2 .39% 2 .39% $ 1,678,051 45%
Year ended
May 31, 2025
75 .73 1 .92 5 .43 — 7 .35 ( 2 .04 ) — — ( 2 .04 ) 81 .04 9 .81 9 .82 0 .40 0 .40 2 .39 2 .39 1,768,260 36
Year ended
May 31, 2024
66 .89 1 .77 8 .77 — 10 .54 ( 1 .70 ) — — ( 1 .70 ) 75 .73 15 .93 15 .99 0 .40 0 .40 2 .47 2 .47 1,530,592 33
Year ended
May 31, 2023
71 .95 1 .74 ( 5 .13 ) — ( 3 .39 ) ( 1 .67 ) — — ( 1 .67 ) 66 .89 ( 4 .75 ) ( 4 .79 ) 0 .40 0 .40 2 .46 2 .46 1,515,131 29
Year ended
May 31, 2022
73 .38 1 .93 ( 1 .47 ) — 0 .46 ( 1 .89 ) — — ( 1 .89 ) 71 .95 0 .71 0 .62 0 .40 0 .40 2 .70 2 .70 1,105,226 34
S&P Technology Dividend Aristocrats ETF
Year ended
May 31, 2026
77 .60 0 .99 26 .62 — 27 .61 ( 0 .99 ) — — ( 0 .99 ) 104 .22 35 .85 35 .83 0 .45 0 .45 1 .13 1 .13 288,692 28
Year ended
May 31, 2025
72 .90 0 .86 4 .73 — 5 .59 ( 0 .89 ) — — ( 0 .89 ) 77 .60 7 .71 7 .72 0 .45 0 .45 1 .14 1 .14 238,242 28
Year ended
May 31, 2024
61 .41 0 .86 11 .45 — 12 .31 ( 0 .82 ) — — ( 0 .82 ) 72 .90 20 .17 20 .05 0 .45 0 .45 1 .27 1 .27 269,017 24
Year ended
May 31, 2023
58 .90 0 .92 2 .50 — 3 .42 ( 0 .91 ) — — ( 0 .91 ) 61 .41 6 .01 5 .98 0 .45 0 .45 1 .60 1 .60 171,956 32
Year ended
May 31, 2022
58 .17 0 .84 0 .64 — 1 .48 ( 0 .75 ) — — ( 0 .75 ) 58 .90 2 .48 2 .46 0 .45 0 .45 1 .37 1 .37 109,560 24

253 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2026
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Smart Materials ETF
Year ended
May 31, 2026
$ 28 .93 $ 0 .47 $ 13 .32 $ — $ 13 .79 $ ( 0 .40 ) $ — $ ( 0 .01 ) $ ( 0 .41 ) $ 42 .31 48 .19% 47 .93% 0 .58% 0 .58% 1 .36% 1 .36% $ 2,116 61%
Year ended
May 31, 2025
33 .82 0 .54 ( 4 .93 ) — ( 4 .39 ) ( 0 .50 ) — — ( 0 .50 ) 28 .93 ( 13 .12 ) ( 13 .29 ) 0 .58 0 .58 1 .73 1 .73 1,446 53
Year ended
May 31, 2024
30 .95 0 .43 2 .74 — 3 .17 ( 0 .30 ) — — ( 0 .30 ) 33 .82 10 .26 10 .21 0 .58 0 .58 1 .33 1 .33 1,691 44
Year ended
May 31, 2023
35 .36 0 .39 ( 4 .48 ) — ( 4 .09 ) ( 0 .32 ) — — ( 0 .32 ) 30 .95 ( 11 .50 ) ( 11 .02 ) 0 .58 0 .58 1 .27 1 .27 1,547 45
October 26, 2021*
through May 31,
2022
40 .00 0 .21 ( 4 .69 ) 0 .01 ( 4 .47 ) ( 0 .17 ) — — ( 0 .17 ) 35 .36 ( 11 .20 ) ( 11 .48 ) 0 .58 0 .58 0 .93 0 .93 1,768 50
Supply Chain Logistics ETF
Year ended
May 31, 2026
37 .73 0 .88 8 .95 — 9 .83 ( 1 .25 ) — — ( 1 .25 ) 46 .31 26 .69 27 .52 0 .58 0 .58 2 .13 2 .13 2,315 12
Year ended
May 31, 2025
40 .04 0 .65 ( 1 .13 ) — ( 0 .48 ) ( 1 .83 ) — — ( 1 .83 ) 37 .73 ( 1 .24 ) ( 1 .40 ) 0 .58 0 .58 1 .66 1 .66 943 34
Year ended
May 31, 2024
37 .21 1 .10 3 .63 — 4 .73 ( 1 .90 ) — — ( 1 .90 ) 40 .04 13 .00 13 .10 0 .58 0 .58 2 .79 2 .79 2,002 23
Year ended
May 31, 2023
40 .11 1 .59 ( 3 .42 ) — ( 1 .83 ) ( 1 .07 ) — — ( 1 .07 ) 37 .21 ( 4 .27 ) ( 4 .15 ) 0 .58 0 .58 4 .37 4 .37 1,860 20
April 6, 2022*
through May 31,
2022
40 .00 0 .14 ( 0 .05 ) 0 .02 0 .11 — — — — 40 .11 0 .29 ( 0 .18 ) 0 .58 0 .58 2 .36 2 .36 2,006 10
*
Commencement of investment operations.

254 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Notes to Financial Highlights:
See accompanying notes to the financial statements.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Includes transaction fees associated with the issuance and redemption of Creation Units.
(c) Not annualized for periods less than one year.
(d) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(e) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE and Nasdaq) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on the listing market.
(f) Annualized for periods less than one year.
(g) Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition, instruments used for cash management purposes, or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. In-Kind transactions are not included in the portfolio turnover calculations.
(h) Per share amount is less than $0.005.
( i ) The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss)
for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the
Fund.
(j) Amount has been reclassified based on the tax character of the distributions for the tax year ended October 31, 2022.
(k) Includes net futures account fees amounting to 0.03%. Excluding these fees, the ratio of expenses to average net assets would have been 0.70%.
(l) Includes net futures account fees amounting to 0.06%. Excluding these fees, the ratio of expenses to average net assets would have been 0.65%.
(m) Less than 0.005%.
† Per share amounts have been restated on a retroactive basis to reflect share splits and reverse share splits, as applicable. See Note 14.

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2026 :: 255
PROSHARES TRUST
NOTES TO FINANCIAL STATEMENTS

256 :: MAY 31, 2026 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
1. Organization
ProShares Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (“1940 Act”). The Trust was formed as a Delaware statutory trust on May 29, 2002, has authorized capital of an unlimited number of shares at no par value and is comprised of 151 operational funds. These accompanying Notes to Financial Statements relate to the portfolios of the Trust included in this report (collectively, the “Funds” and individually, a “Fund”). Each Fund qual-
ifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946 – Financial Services
– Investment Companies. Each Fund is considered to be “non-diversified” under the 1940 Act, except for DJ Brookfield Glob-
al Infrastructure ETF, Equities for Rising Rates ETF, High Yield-Interest Rate Hedged, Investment Grade-Interest Rate Hedged,
Metaverse ETF, MSCI EAFE Dividend Growers ETF, MSCI Emerging Markets Dividend Growers ETF, MSCI Europe Dividend Grow-
ers ETF, MSCI Transformational Changes ETF, Nasdaq-100 Dynamic Buffer ETF, Nasdaq-100 High Income ETF, Russell 2000
Dividend Growers ETF, Russell 2000 Dynamic Buffer ETF, Russell U.S. Dividend Growers ETF, S&P 500
®
Dividend Aristocrats
ETF, S&P 500
®
Dynamic Buffer ETF, S&P 500
®
Ex-Energy ETF, S&P 500
®
Ex-Financials ETF, S&P 500
®
Ex-Health Care ETF, S&P

®
Ex-Technology ETF, S&P 500
®
High Income ETF and S&P MidCap 400
®
Dividend Aristocrats ETF.
Each Fund seeks daily investment results, before fees and expenses, that correspond to the daily results (or inverse of the daily results) of its underlying index.
The Trust adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-09, Income Taxes (Topic
740) – Improvements to Income Taxes Disclosures (“ASU 2023-09”) as of May 31, 2026. ASU 2023-09 requires public business en-
tities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. During the year ended May 31, 2026, the Funds did not pay a material amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in the financial statements.
2. Significant Accounting Policies
The net asset value per share (“NAV”) of each Fund, except as detailed below, is generally determined as of the close of the regular trading session of the exchange on which it is listed (typically calculated as of 4:00 p.m. Eastern Time) on each business day. The
NAV of High Yield – Interest Rate Hedged, Inflation Expectations ETF and Investment Grade – Interest Rate Hedged is typically calculated as of 3:00 p.m. (Eastern Time) on each business day. The NAV of K-1 Free Crude Oil ETF is typically calculated as of 2:30
p.m. (Eastern Time) on each business day when the Cboe BZX Exchange Inc. (“BZX Exchange”) is open for trading. The NAV of each of MSCI EAFE Dividend Growers ETF and MSCI Europe Dividend Growers ETF is typically calculated as of 11:30 a.m. Eastern
Time (this time may vary due to differences in when daylight savings time is effective between London and New York. The actual valuation time is 4:30 p.m., London Time).
The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements.
These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial state-
ments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.
Investment Valuation
The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Pursuant to Rule 2a-5 (the “Rule”), the Trust’s Board of Trustees (the “Board”) designated ProShare Advisors LLC (the “Advisor”)
the “Valuation Designee” as contemplated by the Rule. The Valuation Designee is responsible for assessing and managing valu-
ation risks, administering the pricing and valuation guidelines approved by the Board, and overseeing pricing services utilized in valuing the Trust’s security holdings, among other responsibilities outlined in the Rule. When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain prices become stale, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with the pricing and valuation guidelines. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a
Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the
Advisor or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.
Depending on the source and relative significance of valuation inputs, these instruments may be categorized as Level 2 or Level 3 in the fair value hierarchy described below.
The securities, if any, in the portfolio of a Fund that are listed or traded on a stock exchange or the Nasdaq Stock Market, except as otherwise noted, are generally valued at the closing price, if available, or the last sale price on the exchange or system where the

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2026 :: 257
PROSHARES TRUST
security is principally traded, generally using information provided by a third party pricing service, or market quotations. These valuations are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales for that day on the exchange or system where the security is principally traded, then fair value may be determined with reference to the mean of the latest bid and asked quotes, if applicable, on the exchange or system. If there have been no sales or quotes of the security for that day on the exchange or system, the security will be valued in accordance with the pricing and valuation guidelines.
Exchange traded funds held by K-1 Free Crude Oil ETF are valued at the last traded price at the time the Fund NAV is determined, and will typically be categorized as a Level 1 in the fair value hierarchy. Exchange traded funds held by other Funds are generally valued at the closing price, if available, or the last sale price as described above, and are typically categorized as Level 1 in the fair value hierarchy.
Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are pri-
marily traded OTC, other than those traded on the Nasdaq Stock Market, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for U.S. Treasury securities and at the bid or evaluated bid price for corporate bonds. Centrally cleared index-based swaps are generally valued at the mean between the bid and asked prices as furnished by an independent pricing service. Repurchase agreements are valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.
Exchange traded bond, commodity and currency futures contracts are generally valued at the official futures settlement price, except for currency futures contracts held by Hedge Replication ETF which are generally valued at their last sale price prior to the time at which the NAV of the Fund is determined. These valuations are typically categorized as Level 1 in the fair value hier-
archy. If there was no sale on that day, fair valuation procedures as previously described may be applied. Non-exchange traded derivatives (e.g. non-exchange traded swap agreements) are generally valued using independent sources and/or agreement with counterparties or other procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy.
The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assump-
tions which are developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the
Funds’ own assumptions about market participant assumptions which are developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:
Level 1— Quoted prices in active markets for identical assets.
Level 2— Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3— Significant unobservable inputs (including assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities maturing in sixty days or less may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are typically categorized as Level 2. Fair value measurements may also require additional disclo-
sure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly.
The following is a summary of the valuations as of May 31, 2026, for each Fund based upon the three levels defined above:
LEVEL 1 - Quoted Prices
A
LEVEL 2 - Other Significant Observable Inputs
A
LEVEL 3 -
Significant
Unobservable
Inputs
A
Total
A
A
Common
Stocks/Rights/
Shares of
Beneficial
Interest
A
Securities
Lending
Reinvestments
A
Futures
Contracts*
A
Common
Stocks/Rights/
Shares of
Beneficial
Interest
A
U.S. Treasury
Obligations
A
Corporate
Bonds/Asset
Backed
Securities
A
Repurchase
Agreements
A
Swap
Agreements*
A
Forward
Currency
Contracts*
A
Common
Stocks/
Corporate
Bond/Rights/
Shares of
Beneficial
Interest
A
Investment
Securities,
including
Repurchase
Agreements
A
Other Financial
Instruments,
including Futures
Contracts, Swap
Agreements,
and Forward
Currency
Contracts*
A
Big Data Refiners ETF $ 5,553,586 $ — $ — $ — $ — $ — $ — $ – $ — $ — $ 5,553,586 $ –
Decline of the Retail
Store ETF
...
— — — — — — 2,452,826 (121,785) — — 2,452,826 (121,785)
DJ Brookfield Global
Infrastructure ETF 173,330,831 1,067,985 — — — — 476,147 – — — 174,874,963 –
Equities for Rising
Rates ETF
...
62,537,958 — — — — — 197,402 – — — 62,735,360 –
Global Listed Private
Equity ETF
...
11,036,391 753,100 — — — — 80,878 – — — 11,870,369 –

258 :: MAY 31, 2026 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
LEVEL 1 - Quoted Prices
A
LEVEL 2 - Other Significant Observable Inputs
A
LEVEL 3 -
Significant
Unobservable
Inputs
A
Total
A
A
Common
Stocks/Rights/
Shares of
Beneficial
Interest
A
Securities
Lending
Reinvestments
A
Futures
Contracts*
A
Common
Stocks/Rights/
Shares of
Beneficial
Interest
A
U.S. Treasury
Obligations
A
Corporate
Bonds/Asset
Backed
Securities
A
Repurchase
Agreements
A
Swap
Agreements*
A
Forward
Currency
Contracts*
A
Common
Stocks/
Corporate
Bond/Rights/
Shares of
Beneficial
Interest
A
Investment
Securities,
including
Repurchase
Agreements
A
Other Financial
Instruments,
including Futures
Contracts, Swap
Agreements,
and Forward
Currency
Contracts*
A
Hedge Replication
ETF
......
$ 3,180,288 $ 44 $ (11,751) $ — $ 14,118,402 $ — $ 2,677,267 $ 1,126,088 $ — $ —
(a)
$ 19,976,001 $ 1,114,337
High Yield-Interest
Rate Hedged
..
— 3,818,800 (227,469) — — 165,222,513 3,969,286 – — — 173,010,599 (227,469)
Inflation Expectations
ETF
......
14,021,000 — — — — — 3,544,521 111,168 — — 17,565,521 111,168
Investment Grade-
Interest Rate
Hedged
....
— 2,868,793 (983,052) — — 292,374,390 1,681,907 – — — 296,925,090 (983,052)
K-1 Free Crude Oil
ETF
......
145,217,500 — 10,341,654 — — — 93,187,847 – — — 238,405,347 10,341,654
Large Cap Core Plus 499,245,626 1,286,021 — — — — 8,810,331 15,658,095 — — 509,341,978 15,658,095
Long Online/Short
Stores ETF
...
6,349,295 3,591 — — — — 542,272 (167,747) — —
(a)
6,895,158 (167,747)
Merger ETF
....
14,958,382 21,106 — — — — 471,228 417,097 (4,732) 16,664 15,467,380 412,365
Metaverse ETF
..
7,270,861 191,115 — — — — — – — — 7,461,976 –
MSCI EAFE Dividend
Growers ETF
..
60,942,919 747,694 — — — — 175,039 – — — 61,865,652 –
MSCI Emerging
Markets Dividend
Growers ETF
..
7,274,111 — — — — — 384,891 – — —
(a)
7,659,002 –
MSCI Europe
Dividend Growers
ETF
......
8,297,809 3,829 — — — — 12,802 – — — 8,314,440 –
MSCI
Transformational
Changes ETF
..
7,703,043 48,814 — — — — 11,180 – — — 7,763,037 –
Nanotechnology ETF 8,253,753 113,105 — — — — — – — — 8,366,858 –
Nasdaq-100 Dorsey
Wright Momentum
ETF
......
47,730,900 — — — — — 10,499 – — — 47,741,399 –
Nasdaq-100 Dynamic
Buffer ETF
...
2,348,234 — — — — — 473,981 (485,343) — — 2,822,215 (485,343)
Nasdaq-100 High
Income ETF
..
395,265,280 — 11,783,039 — — — 38,512,295 (8,413,732) — — 433,777,575 3,369,307
On-Demand ETF
..
3,521,989 — — — — — — – — — 3,521,989 –
Online Retail ETF
.
67,242,910 1,023,395 — — — — 75,288 – — —
(a)
68,341,593 –
Pet Care ETF
...
32,181,863 — — — — — 69,945 – — — 32,251,808 –
Russell 2000 Dividend
Growers ETF
..
653,759,685 5,965,710 — — — — 1,018,636 – — — 660,744,031 –
Russell 2000 Dynamic
Buffer ETF
...
1,012,512 12,619 21,382 — — — 232,748 (422,879) — —
(a)
1,257,879 (401,497)
Russell 2000 High
Income ETF
..
160,090,455 4,603,140 3,732,526 — — — 25,066,599 (17,880) — —
(a)
189,760,194 3,714,646
Russell U.S. Dividend
Growers ETF
..
4,401,531 10,881 — — — — 4,696 – — — 4,417,108 –
S&P 500
®
Buyback
Aristocrats ETF
.
11,281,686 — — — — — — – — — 11,281,686 –
S&P 500
®
Dividend
Aristocrats ETF
.
11,032,665,448 28,306,444 — — — — 4,319,035 – — — 11,065,290,927 –
S&P 500
®
Dynamic
Buffer ETF
...
1,409,639 410 45,475 — — — 332,467 (539,650) — — 1,742,516 (494,175)
S&P 500
®
Ex-Energy
ETF
......
83,901,878 61,859 — — — — 108,912 – — — 84,072,649 –
S&P 500
®
Ex-
Financials ETF
.
78,692,200 50,408 — — — — 92,253 – — — 78,834,861 –
S&P 500
®
Ex-Health
Care ETF
....
40,077,687 21,722 — — — — 58,753 – — — 40,158,162 –
S&P 500
®
Ex-
Technology ETF 266,017,503 173,925 — — — — 493,289 – — — 266,684,717 –
S&P 500
®
High
Income ETF
..
1,227,523,396 388,391 23,146,663 — — — 46,370,605 (11,063,377) — —
(a)
1,274,282,392 12,083,286
S&P Global Core
Battery Metals ETF 16,570,076 135,300 — — — — — – — —
(a)
16,705,376 –
S&P Kensho
Cleantech ETF
.
7,328,852 291,472 — — — — — – — — 7,620,324 –
S&P Kensho Smart
Factories ETF
.
5,310,568 — — — — — — – — — 5,310,568 –

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2026 :: 259
PROSHARES TRUST
Please refer to the Schedules of Portfolio Investments to view equity and debt securities segregated by industry type. For the year ended May 31, 2026, there were no Level 3 securities which are considered quantitatively significant for additional dis-
closure, except as disclosed below.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Foreign Currency Translation
Each Fund’s accounting records are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and com-
mitments under forward foreign currency exchange contracts are translated into U.S. dollars as of the close of London world markets, except that such translations with respect to the Big Data Refiners ETF, DJ Brookfield Global Infrastructure ETF, Global
Listed Private Equity ETF, Merger ETF, Metaverse ETF, MSCI Emerging Markets Dividend Growers ETF, MSCI Transformational
Changes ETF, Nanotechnology ETF, On-Demand ETF, Pet Care ETF, S&P Global Core Battery Metals ETF, S&P Kensho Cleantech
ETF, S&P Kensho Smart Factories ETF, Smart Materials ETF and Supply Chain Logistics ETF each utilize the last quoted New
York rates prior to 4:00 p.m. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Repurchase Agreements
Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions whose creditworthiness is monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements through joint account arrangements; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the
LEVEL 1 - Quoted Prices
A
LEVEL 2 - Other Significant Observable Inputs
A
LEVEL 3 -
Significant
Unobservable
Inputs
A
Total
A
A
Common
Stocks/Rights/
Shares of
Beneficial
Interest
A
Securities
Lending
Reinvestments
A
Futures
Contracts*
A
Common
Stocks/Rights/
Shares of
Beneficial
Interest
A
U.S. Treasury
Obligations
A
Corporate
Bonds/Asset
Backed
Securities
A
Repurchase
Agreements
A
Swap
Agreements*
A
Forward
Currency
Contracts*
A
Common
Stocks/
Corporate
Bond/Rights/
Shares of
Beneficial
Interest
A
Investment
Securities,
including
Repurchase
Agreements
A
Other Financial
Instruments,
including Futures
Contracts, Swap
Agreements,
and Forward
Currency
Contracts*
A
S&P MidCap
400
®
Dividend
Aristocrats ETF
.
$
1,673,237,270 $ 25,096,572 $ — $ — $ — $ — $ 1,818,953 $ – $ — $ — $ 1,700,152,795 $ –
S&P Technology
Dividend
Aristocrats ETF
.
287,894,759 251,415 — — — — 571,822 – — — 288,717,996 –
Smart Materials ETF 2,102,907 75,500 — — — — — – — — 2,178,407 –
Supply Chain
Logistics ETF
..
2,298,774 20,324 — — — — — – — — 2,319,098 –
*  These investments are recorded in the financial statements at the unrealized gain or loss on the investment.
(a) Security has zero value
S&P Global Core Battery Metals ETF
Balance as of 5/31/2025 $ 86,284
Net Realized Gain (Loss) from Transactions in investment securities –
Change in Unrealized Appreciation/Depreciation from Investment securities (86,284)
Purchases –
Sales –
Transfers into Level 3 –
Transfer out of Level 3 –
Balance as of 05/31/2026 $ –
The amount of change in net unrealized appreciation (depreciation) on investment in Level 3 securities still held at 05/31/2026 (86,284)

260 :: MAY 31, 2026 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the
Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of each Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund’s total net assets. The investments of each Fund in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant.
On May 31, 2026, the Funds had an undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respec-
tive repurchase agreement.
Fund Name
Bank of
America
Securities,
Inc., 3.62%,
dated
5/29/2026
due
6/1/2026
(a)
Barclays
Capital, Inc.,
3.55%,
dated
5/29/2026
due
6/1/2026
(b)
BNP Paribas
Securities
Corp., 3.61%,
dated
5/29/2026
due
6/1/2026
(c)
CF Secured
LLC, 3.60%
dated
5/29/2026
due
6/1/2026
(d)
Total
Decline of the Retail Store ETF
.........................................
$ 473,021
$ 346,881 $ 630,694 $ 1,002,230 $ 2,452,826
DJ Brookfield Global Infrastructure ETF
....................................
91,823
67,338 122,431 194,555 476,147
Equities for Rising Rates ETF
..........................................
38,068
27,917 50,758 80,659 197,402
Global Listed Private Equity ETF
........................................
15,597
11,438 20,796 33,047 80,878
Hedge Replication ETF
.............................................
516,303
378,622 688,405 1,093,937 2,677,267
High Yield-Interest Rate Hedged
........................................
765,465
561,341 1,020,620 1,621,860 3,969,286
Inflation Expectations ETF
............................................
683,551
501,270 911,401 1,448,299 3,544,521
Investment Grade-Interest Rate Hedged
....................................
324,351
237,857 432,468 687,231 1,681,907
K-1 Free Crude Oil ETF
.............................................
17,971,009
13,178,740 23,961,345 38,076,753 93,187,847
Large Cap Core Plus
...............................................
1,699,047
1,245,968 2,265,396 3,599,920 8,810,331
Long Online/Short Stores ETF
.........................................
104,576
76,689 139,433 221,574 542,272
Merger ETF
....................................................
90,875
66,642 121,166 192,545 471,228
MSCI EAFE Dividend Growers ETF
.......................................
33,756
24,755 45,007 71,521 175,039
MSCI Emerging Markets Dividend Growers ETF
...............................
74,225
54,432 98,967 157,267 384,891
MSCI Europe Dividend Growers ETF
......................................
2,469
1,810 3,291 5,232 12,802
MSCI Transformational Changes ETF
.....................................
2,156
1,581 2,874 4,569 11,180
Nasdaq-100 Dorsey Wright Momentum ETF
..................................
2,025
1,485 2,699 4,290 10,499
Nasdaq-100 Dynamic Buffer ETF
........................................
91,406
67,031 121,875 193,669 473,981
Nasdaq-100 High Income ETF
.........................................
7,426,986
5,446,456 9,902,648 15,736,205 38,512,295
Online Retail ETF
.................................................
14,519
10,647 19,359 30,763 75,288
Pet Care ETF
...................................................
13,489
9,892 17,984 28,580 69,945
Russell 2000 Dividend Growers ETF
......................................
196,441
144,057 261,921 416,217 1,018,636
Russell 2000 Dynamic Buffer ETF
........................................
44,885
32,916 59,846 95,101 232,748
Russell 2000 High Income ETF
.........................................
4,834,022
3,544,949 6,445,362 10,242,266 25,066,599
Russell U.S. Dividend Growers ETF
......................................

664 1,208 1,918 4,696
S&P 500
®
Dividend Aristocrats ETF
.......................................
832,914
610,803 1,110,551 1,764,767 4,319,035
S&P 500
®
Dynamic Buffer ETF
.........................................
64,115
47,018 85,487 135,847 332,467
S&P 500
®
Ex-Energy ETF
............................................
21,003
15,403 28,004 44,502 108,912
S&P 500
®
Ex-Financials ETF
..........................................
17,790
13,047 23,721 37,695 92,253
S&P 500
®
Ex-Health Care ETF
.........................................
11,331
8,309 15,106 24,007 58,753
S&P 500
®
Ex-Technology ETF
..........................................
95,130
69,762 126,838 201,559 493,289
S&P 500
®
High Income ETF
...........................................
8,942,438
6,557,788 11,923,251 18,947,128 46,370,605
S&P MidCap 400
®
Dividend Aristocrats ETF
..................................
350,780
257,238 467,707 743,228 1,818,953
S&P Technology Dividend Aristocrats ETF
...................................
110,274
80,868 147,033 233,647 571,822
$ 45,956,746 $ 33,701,614 $ 61,275,652 $ 97,372,588 $ 238,306,600
Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at May 31, 2026 as follows:
(a) U.S. Treasury Bonds, 0% to 4.38%, due 8/15/2028 to 8/15/2043; U.S. Treasury Notes, 0.38% to 4.25%, due 1/15/2027 to 3/31/2033, which had an aggregate value at the Trust level of $459,000,017.
(b) U.S. Treasury Notes, 2.88% to 4.13%, due 10/31/2031 to 5/15/2032, which had an aggregate value at the Trust level of $336,600,114.
(c) U.S. Treasury Bills, 0%, due 10/22/2026; U.S. Treasury Bonds, 0% to 5%, due 1/15/2027 to 2/15/2054; U.S. Treasury Notes, 0.25% to
4.63%, due 6/30/2026 to 1/15/2035, which had an aggregate value at the Trust level of $612,000,000.
(d) U.S. Treasury Bills, 0%, due 6/2/2026 to 2/18/2027; U.S. Treasury Bonds, 0% to 6.75%, due 5/31/2026 to 2/15/2056; U.S. Treasury Notes,
0.13% to 4.88%, due 5/31/2026 to 2/15/2036, which had an aggregate value at the Trust level of $972,815,401.

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2026 :: 261
PROSHARES TRUST
Equity Securities
Certain Funds may invest in equity securities, including in shares of foreign or U.S. common stock, Real Estate Investment Trusts,
Depositary Receipts, and shares of other Investment Companies, including other exchange traded funds (“ETFs”).
Real Estate Investment Trusts (“REITs”) and Business Development Companies (“BDCs”)
REITs and BDCs report information on the source of their distributions annually. A portion of distributions received from REITs and BDCs during the period is estimated to be dividend income, realized gain or return of capital. These estimates are adjusted when the actual source of distributions is disclosed by the REITs and BDCs.
Debt Instruments
Certain Funds may invest in debt instruments, including U.S. government securities; Foreign and U.S. investment grade corporate debt securities. Additionally, certain Funds may invest in (lower rated) debt instruments (also known as “junk bonds”) that are rated below “investment grade” by Moody’s, Standard and Poor’s and/or Fitch, Inc.
Securities Lending
Certain Funds may lend securities to brokers, dealers and financial organizations in exchange for initial collateral in the amount of at least 102% of the value of U.S. dollar-denominated securities loaned or at least 105% of the value of non-U.S. dollar-denom-
inated securities loaned, marked to market daily. Each security loaned will be secured continuously by collateral in the form of cash, Money Market Instruments or U.S. Government securities with a market value of at least 100% of the market value of the loaned securities. When a Fund lends its securities, it continues to receive payments equal to the dividends and interest paid on the securities loaned and simultaneously may earn interest on the reinvestment of the cash collateral. Any cash collateral received by the Fund in connection with these loans may be reinvested in a variety of short-term investments. Any securities collateral received by the Fund in connection with these loans may not be sold or pledged by the Fund and, accordingly, are not reflected in the Fund’s assets and liabilities. The Funds may incur fees and expenses in connection with the reinvestment of cash collateral. For security loans collateralized by cash, borrowers may be entitled to receive a fee based on the amount of collateral.
The Funds are typically compensated by the difference between the amount earned on the reinvestment of cash collateral and any fees paid to the borrower. Although voting and other rights attendant to securities loaned pass to the borrower, such loans may be recalled so that the securities may be voted on by the Fund if a material event affecting the Fund’s investment in the securities on loan is to occur. Security loans are subject to termination by the Fund or the borrower at any time. Not all Funds may participate in securities lending at any given time. No securities loan shall be made on behalf of a Fund if, as a result, the aggregate value of all securities loaned by the particular Fund exceeds one-third of the value of such Fund’s total assets (including the value of the collateral received).
Securities lending involves exposure to certain risks, including “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and any fees a Fund has agreed to pay a borrower), operational risk (i.e., the risk of losses resulting from problems in the settlement and the accounting process), legal, counterparty and credit risk. If a securities lending counterparty were to default, a Fund would be subject to the risk of a possible delay in receiving collateral or in recovering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return a Fund’s securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. This event could trigger adverse tax consequences for a Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market. A Fund could lose money if its short-term reinvestment of the collateral declines in value over the period of the loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the
Fund, or excess collateral returned by the Fund, on the next business day.
U.S. Treasury Inflation-Protected Securities
U.S. Treasury Inflation-Protected Securities (“TIPs”) are inflation-protected public obligations of the U.S. Treasury. Inflation-pro-
tected bonds are fixed-income securities whose interest and principal payments are periodically adjusted for inflation. As the index measuring inflation changes, the interest and principal payments of inflation-protected bonds will be adjusted accordingly.
Because of the inflation-adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed rate bonds.

262 :: MAY 31, 2026 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Accounting for Derivatives Instruments
In seeking to achieve the investment objectives of Funds whose objective is tied to an index or benchmark, the Advisor uses a passive approach to investing that is designed to track the performance of the Fund’s underlying index or benchmark. Each such
Fund attempts to achieve its investment objective by investing all, or substantially all, of its assets in investments that make up its index or in financial instruments that provide similar exposure.
In connection with its management of certain series of the Trust included in this report (i.e. K-1 Free Crude Oil ETF, Nasdaq-100
Dynamic Daily Buffer ETF, Nasdaq-100 High Income ETF, Russell 2000 Dynamic Daily Buffer ETF, Russell 2000 High Income
ETF, S&P 500
®
Dynamic Daily Buffer ETF, and S&P 500
®
High Income ETF (the "Commodity Pools")), the Advisor has registered as a commodity pool operator (a "CPO") and the Commodity Pools are commodity pools under the Commodity Exchange Act (the
"CEA"). Accordingly, the Advisor is subject to registration and regulation as a CPO under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission ("CFTC")
and the National Futures Association ("NFA"), including investor protection requirements, antifraud provisions, disclosure re-
quirements and reporting and record keeping requirements. The Advisor is also subject to periodic inspections and audits by the
CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools' total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools' operations and expenses.
All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. Certain
Funds utilized a varying level of derivative instruments in conjunction with investment securities in seeking to meet their invest-
ment objective during the period. While the volume of open positions may vary on a daily basis as each Fund transacts derivative contracts in order to achieve the appropriate exposure to meet its investment objective, with the exception of the Funds listed
below
, the volume of these open positions relative to the net assets of each respective Fund at the date of this report is generally representative of open positions throughout the reporting period.
For financial reporting purposes, the Trust can offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements in the Statement of Assets and Liabilities. Funds holding non-exchange traded swap agree-
ments present the gross amounts of these assets and liabilities on their Schedule of Portfolio Investments.
Following is a description of the Funds’ use of derivative instruments, the types of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type.
Futures Contracts
Each Fund may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified asset on the expiration date of the contract. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier)
multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.
The Funds generally engage in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position en-
tered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold)
there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.
Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of the Fund’s loss from an unhedged short position in futures contracts is potentially unlimited. Each Fund will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.
Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity, index and commodity futures and in the range of ap-
Average quarterly exposure to
derivatives (notional amounts
in comparison to net assets)
Merger ETF
..........................................................................
71%

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2026 :: 263
PROSHARES TRUST
proximately 1% to 3% of the contract amount for bond and currency futures (these amounts are subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made as the price of the security, currency, commodity or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” Net income and net fees related to cash collateral deposited with the broker are reflected on the Statements of Operations as “Interest” or “Futures Commission Merchant fees”, respectively. At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite po-
sition, which will operate to terminate the Fund’s existing position in the contract.
The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contract and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Al-
though each Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit, or trading may be suspended for specified pe-
riods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a Fund.
Forward Currency Contracts
Certain Funds may invest in forward currency contracts for investment or risk management purposes. A forward currency con-
tract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.
At or before the maturity of a forward currency contract, a Fund may either sell a portfolio security and make delivery of the cur-
rency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating it to buy, on the same maturity date, the same amount of the currency. If the Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.
If a Fund engages in offsetting transactions, the Fund will incur a gain or loss, to the extent that there has been movement in for-
ward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy.
If forward prices go up, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.
Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.
Swap Agreements
Certain Funds may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset
(or shorting such asset), or to hedge a position, including in circumstances in which direct investment is restricted for legal rea-
sons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular pre-determined investment or instrument. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities.
Most swap agreements entered into by a Fund calculate and settle the obligations of the parties to the agreement on a “net basis”
with a single payment. Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

264 :: MAY 31, 2026 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
When investing in swap agreements, the Funds may hold or gain exposure to only a representative sample of the securities in an index, or to a component of the index.
On a typical long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., an ETF, or securi-
ties comprising an index), plus any dividends or interest that would have been received on those assets. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the Fund on a long swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.
Some Funds may also enter into swap agreements that provide the opposite return of their index or a security. These swaps are similar to the long swaps disclosed above except that the counterparty pays interest to each Fund on the notional amount out-
standing and that dividends or interest on the underlying instruments reduce the value of the swap. In addition, in certain in-
stances, each Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.
A Fund’s current obligations under most swap agreements (total return swaps, equity/index swaps, interest rate swaps) will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counter-
party will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date. Interest income related to segregated cash is reflected on the  Statements of Operations as
“Interest.”
A Fund will not enter into non-exchange traded swap agreements (i.e., not cleared by a central counterparty) unless the Advisor believes that the counterparty to the transaction is creditworthy. The counterparty to a non-exchange traded swap agreement will typically be a major global financial institution. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Fund’s rights as a creditor.
In the normal course of business, a Fund enters into International Swaps and Derivatives Association (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and ter-
mination events, and various covenants and representations. Certain of the Fund’s ISDA agreements contain provisions that re-
quire the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Fund were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Fund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The Funds seek to mitigate risks by generally requiring that the counterparties for each Fund agree to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to what the counterparty owes the Fund, subject to certain minimum thresholds, although the Funds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the Funds will be exposed to risks, includ-
ing possible delays in recovering amounts as a result of bankruptcy proceedings.
The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to, and in some cases different from, those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of counterparties or clearing organizations to perform. A Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index, or it may solely use swaps on an ETF to achieve its desired investment exposure. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index. The Advisor, under supervision from the Board, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements.
All of the outstanding swap agreements held by the Funds on May 31, 2026 contractually terminate within 19 months but may be terminated without penalty by either party daily. Upon termination, the Fund is entitled to receive or pay the “unrealized appreci-
ation or depreciation” amount existing at the date of termination.

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2026 :: 265
PROSHARES TRUST
The Financial Accounting Standards Board, pursuant to Accounting Standards Codification 815-10 (“ASC 815-10”), requires com-
panies (including the Trust) to disclose information intended to enable financial statement users to understand how derivative instruments affect the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of
Operations during the reporting period, in the context of each entity’s risk exposure. ASC 815-10 provides examples of risk expo-
sure, including interest rate, foreign exchange, equity and credit.
As the Funds' investment objective is to provide investment results, before fees and expenses, that correspond to the return or inverse return of its underlying index on a daily basis, the derivatives utilized are aligned to the same primary risk. The primary risk exposure for those Funds benchmarked to an equity index is equity risk, for Funds benchmarked to a fixed-income index the primary risk is interest rate risk and for the foreign currency contracts held by Merger ETF and for the currency futures contracts held by Hedge Replication ETF, the primary risk is foreign currency risk. The primary risk for K-1 Free Crude Oil ETF is commodity market risk.
The following tables indicate the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.
Fair Value of Derivative Instruments as of May 31, 2026
A
                      Asset Derivatives                                                                                 Liabilities Derivatives
A
Derivatives
not accounted
for as hedging
instruments under
ASC 815
A
Statements of
Assets and
Liabilities
Location
A
Fund
A
Unrealized
Appreciation*
A
Statements of
Assets and
Liabilities
Location
A
Fund
A
Unrealized
Depreciation*
A
Commodity
futures, Equity and
Bond index futures
contracts/ Non-
exchange traded
swap agreements/
Forward foreign
currency contracts
Receivable for
variation margin
on Futures
contracts*;
Unrealized
appreciation on
non-exchange
traded swap
agreements
and forward
foreign currency
contracts
Payable for
variation margin
on Futures
contracts*;
Unrealized
depreciation on
non-exchange
traded swap
agreements
and forward
foreign currency
contracts
Decline of the Retail Store ETF
Decline of the Retail Store
ETF
$ 42,107
Decline of the Retail Store
ETF $ 163,892
Hedge Replication ETF
Hedge Replication ETF
1,126,493
Hedge Replication ETF 12,156
High Yield-Interest Rate Hedged
High Yield-Interest Rate
Hedged
—
High Yield-Interest Rate
Hedged 227,469
Inflation Expectations ETF
Inflation Expectations ETF
164,377
Inflation Expectations ETF 53,209
Investment Grade-Interest Rate Hedged
Investment Grade-Interest
Rate Hedged
—
Investment Grade-Interest
Rate Hedged 983,052
K-1 Free Crude Oil ETF
K-1 Free Crude Oil ETF
20,466,500
K-1 Free Crude Oil ETF 10,124,846
Large Cap Core Plus
Large Cap Core Plus
26,210,460
Large Cap Core Plus 10,552,365
Long Online/Short Stores ETF
Long Online/Short Stores
ETF
292,324
Long Online/Short Stores
ETF 460,071
Merger ETF
Merger ETF
428,978
Merger ETF 16,613
Nasdaq-100 Dynamic Buffer ETF
Nasdaq-100 Dynamic
Buffer ETF
—
Nasdaq-100 Dynamic
Buffer ETF 485,343
Nasdaq-100 High Income ETF
Nasdaq-100 High Income
ETF
11,783,039
Nasdaq-100 High Income
ETF 8,413,732
Russell 2000 Dynamic Buffer ETF
Russell 2000 Dynamic
Buffer ETF
21,382
Russell 2000 Dynamic
Buffer ETF 422,879
Russell 2000 High Income ETF
Russell 2000 High Income
ETF
3,807,705
Russell 2000 High Income
ETF 93,059
S&P 500® Dynamic Buffer ETF
S&P 500
®
Dynamic Buffer
ETF
45,475
S&P 500
®
Dynamic Buffer
ETF 539,650
S&P 500® High Income ETF
S&P 500
®
High Income
ETF
23,146,663
S&P 500
®
High Income
ETF 11,063,377
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Portfolio Investments. For these securities, only the variation margin is reported within the asset and liability sections of the Statements of Assets and Liabilities.

266 :: MAY 31, 2026 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Taxes and Distributions
Each of the Funds intends to qualify or continue to qualify as a regulated investment company and distribute substantially all of its net investment income and capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.
As of May 31, 2026, management of the Funds has reviewed all open tax years and major jurisdictions (the last four tax year ends including the interim tax periods since then, as applicable) and concluded that there is no tax liability resulting from unrecog-
nized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Distributions to shareholders from net investment income and net capital gain, if any, are declared and paid at least annually. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in na-
ture. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales, straddles, 1256 mark-to-market, partnerships, passive foreign investment companies mark-to-market, constructive sales adjustments and qualified late-year loss deferrals) do not require a reclassification. Under current law, each Fund is permitted to treat on its tax return as dividends paid the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders' portion of the Fund's accumu-
lated earnings and profits. This practice, called tax “equalization,” reduces the amount of income and/or gains that the Funds are required to distribute as dividends to non-redeeming shareholders. While subject to management’s discretion, any available tax equalization is typically applied first to short term capital gains, next to long term capital gains and then to ordinary income. To the extent distributions exceed net investment income and net realized capital gains for tax purposes, they are reported as a tax return of capital.
The Funds’ tax year end is October 31st and the tax character of current year distributions and current components of accumulat-
ed earnings (deficit) will be determined at the end of the current tax year. The wholly-owned subsidiary of K-1 Free Crude Oil ETF organized under the laws of the Cayman Islands has a October 31st tax year-end.
The Effect of Derivative Instruments on the Statements of Operations for the Period Ended May 31, 2026
A
Derivatives
not accounted
for as hedging
instruments under
ASC 815
A
Location of Gain or (Loss) on
Derivatives on the Statements of
Operations
A
Fund
A
Realized Gain
or (Loss) on
Derivatives
A
Change in
Unrealized
Appreciation or
(Depreciation) on
Derivatives
A
Commodity futures,
Equity and Bond
index futures
contracts/ Non-
exchange traded
swap agreements/
Forward foreign
currency contracts
Net realized gain (loss) on Expiration
or closing of: futures contracts, non-
exchange traded swap agreements
and Settlement of forward foreign
currency contracts; Change in net
unrealized appreciation (depreciation)
on: Futures contracts, Non-exchange
traded swap agreements and Forward
foreign currency contracts
Decline of the Retail Store ETF
Decline of the Retail Store ETF $ (138,694) $ (1,553)
Hedge Replication ETF
Hedge Replication ETF 486,228 698,702
High Yield-Interest Rate Hedged
High Yield-Interest Rate Hedged 1,465,633 (31,491)
Inflation Expectations ETF
Inflation Expectations ETF (459,520) 192,168
Investment Grade-Interest Rate Hedged
Investment Grade-Interest Rate
Hedged (313,454) (568,593)
K-1 Free Crude Oil ETF
K-1 Free Crude Oil ETF 36,306,222 13,511,454
Large Cap Core Plus
Large Cap Core Plus 8,445,992 14,506,430
Long Online/Short Stores ETF
Long Online/Short Stores ETF 27,100 (7,376)
Merger ETF
Merger ETF (61,872) 507,159
Nasdaq-100 Dynamic Buffer ETF
Nasdaq-100 Dynamic Buffer ETF
(a)
42,736 (485,343)
Nasdaq-100 High Income ETF
Nasdaq-100 High Income ETF (4,045,763) 7,548,095
Russell 2000 Dynamic Buffer ETF
Russell 2000 Dynamic Buffer ETF
(a)
36,539 (401,497)
Russell 2000 High Income ETF
Russell 2000 High Income ETF (89,115) 4,403,304
S&P 500® Dynamic Buffer ETF
S&P 500
®
Dynamic Buffer ETF
(a)
41,418 (494,175)
S&P 500® High Income ETF
S&P 500
®
High Income ETF (35,020,008) 34,915,988
(a) Commencement of investment operations from June 24, 2025 through May 31, 2026.

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2026 :: 267
PROSHARES TRUST
The tax character of distributions paid for the most recent tax years ended October 31, 2025 and October 31, 2024, were as follows:
Year Ended October 31, 2025
A
Year Ended October 31, 2024
A
Fund
A
Distributions
paid from
ordinary
income
A
Distributions
paid from
net long-
term capital
gains
A
Tax
return of
capital
A
Total
Distributions
A
Distributions
paid from
ordinary
income
A
Distributions
paid from
net long-
term capital
gains
A
Tax
return of
capital
A
Total
Distributions
A
Decline of the Retail
Store ETF
........
$ 152,296 $ — $ — $ 152,296 $ 303,261 $ — $ — $ 303,261
DJ Brookfield Global
Infrastructure ETF
..
5,973,054 — — 5,973,054 5,161,363 — — 5,161,363
Equities for Rising Rates
ETF
.............
217,174 — — 217,174 455,919 — — 455,919
Global Listed Private
Equity ETF
........
1,500,386 — — 1,500,386 1,345,406 — — 1,345,406
Hedge Replication ETF
729,456 — — 729,456 1,047,344 — — 1,047,344
High Yield-Interest Rate
Hedged
..........
11,368,900 — — 11,368,900 8,866,998 — — 8,866,998
Inflation Expectations
ETF
.............
937,151 — — 937,151 1,229,524 — — 1,229,524
Investment Grade-
Interest Rate Hedged
13,538,579 — — 13,538,579 14,419,957 — — 14,419,957
K-1 Free Crude Oil ETF
2,347,609 — 1,241,998 3,589,607 4,696,104 — — 4,696,104
Large Cap Core Plus
..
5,229,867 — — 5,229,867 5,034,124 — — 5,034,124
Long Online/Short Stores
ETF
.............
38,639 — — 38,639 54,966 — — 54,966
Merger ETF
.........
402,711 — — 402,711 215,453 — — 215,453
Metaverse ETF
......
40,155 — — 40,155 34,842 — — 34,842
MSCI EAFE Dividend
Growers ETF
......
1,671,629 — — 1,671,629 1,890,432 — — 1,890,432
MSCI Emerging Markets
Dividend Growers ETF
172,256 — — 172,256 336,971 — — 336,971
MSCI Europe Dividend
Growers ETF
......
136,817 — — 136,817 135,596 — — 135,596
MSCI Transformational
Changes ETF
......
84,744 — — 84,744 53,824 — — 53,824
Nanotechnology ETF
..
9,837 — — 9,837 6,046 — 33 6,079
Nasdaq-100 Dorsey
Wright Momentum ETF
12,149 — — 12,149 11,568 — — 11,568
Nasdaq-100 Dynamic
Buffer ETF
........
2,273 — — 2,273 — — — —
Nasdaq-100 High
Income ETF
.......
1,556,992 515,736 12,382,858 14,455,586 669,750 107,087 2,121,361 2,898,198
On-Demand ETF
.....
— — — — 4,786 — — 4,786
Online Retail ETF
....
199,933 — — 199,933 228,129 — — 228,129
Pet Care ETF
.......
522,784 — — 522,784 354,929 — — 354,929
Russell 2000 Dividend
Growers ETF
......
17,723,046 — — 17,723,046 22,043,056 — — 22,043,056
Russell 2000 Dynamic
Buffer ETF
........
10,046 — — 10,046 — — — —
Russell 2000 High
Income ETF
.......
3,102,827 134,211 4,197,874 7,434,912 — — — —
Russell U.S. Dividend
Growers ETF
......
129,245 — — 129,245 211,431 — — 211,431
S&P 500
®
Dividend
Aristocrats ETF
....
246,274,897 — — 246,274,897 255,942,529 — — 255,942,529
S&P 500
®
Dynamic
Buffer ETF
........
14,468 — — 14,468 — — — —
S&P 500
®
Ex-Energy ETF
714,933 — — 714,933 615,463 — — 615,463
S&P 500
®
Ex-Financials
ETF
.............
672,523 — — 672,523 707,538 — — 707,538
S&P 500
®
Ex-Health Care
ETF
.............
316,743 — — 316,743 271,304 — — 271,304
S&P 500
®
Ex-Technology
ETF
.............
2,709,267 — — 2,709,267 848,287 — — 848,287
S&P 500
®
High Income
ETF
.............
14,131,062 2,360,128 56,194,010 72,685,200 12,097,329 — — 12,097,329
S&P Global Core Battery
Metals ETF
.......
51,886 — — 51,886 43,090 — — 43,090

268 :: MAY 31, 2026 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
At October 31, 2025 (the Funds’ most recent tax year end), the components of accumulated earnings (deficit) on a tax basis were as follows:
Year Ended October 31, 2025
A
Year Ended October 31, 2024
A
Fund
A
Distributions
paid from
ordinary
income
A
Distributions
paid from
net long-
term capital
gains
A
Tax
return of
capital
A
Total
Distributions
A
Distributions
paid from
ordinary
income
A
Distributions
paid from
net long-
term capital
gains
A
Tax
return of
capital
A
Total
Distributions
A
S&P Kensho Cleantech
ETF
.............
$ 10,822 $ — $ — $ 10,822 $ 21,936 $ — $ — $ 21,936
S&P Kensho Smart
Factories ETF
......
1,983 — 846 2,829 2,716 — 305 3,021
S&P MidCap 400
®
Dividend Aristocrats
ETF
.............
39,805,989 — — 39,805,989 38,302,962 — — 38,302,962
S&P Technology
Dividend Aristocrats
ETF
.............
2,784,699 — — 2,784,699 3,327,099 — — 3,327,099
Smart Materials ETF
..
22,910 — 335 23,245 21,754 — — 21,754
Supply Chain Logistics
ETF
.............
49,750 — — 49,750 53,248 — — 53,248
Fund
A
Undistributed
Ordinary
Income
A
Undistributed
Long-Term
Capital Gain
A
Accumulated
Capital and
Other Losses
A
Unrealized
Appreciation/
(Depreciation)
A
Big Data Refiners ETF
..............
$ — $ — $ (26,101) $ 487,092
Decline of the Retail Store ETF
.......
12,450 — (32,814,328) (200,479)
DJ Brookfield Global Infrastructure ETF
.
373,396 — (9,223,745) 1,109,881
Equities for Rising Rates ETF
........
4,021 — (9,360,780) 621,083
Global Listed Private Equity ETF
......
335,568 — (6,179,241) (1,800,175)
Hedge Replication ETF
.............
78,085 — (794,033) 2,059,040
High Yield-Interest Rate Hedged
......
980,663 — (39,664,159) 1,760,554
Inflation Expectations ETF
...........
95,309 — (6,814,335) (524,817)
Investment Grade-Interest Rate Hedged 1,121,715 — (37,728,822) 6,666,372
K-1 Free Crude Oil ETF
.............
— — — (60,678)
Large Cap Core Plus
...............
511,623 — — 127,780,920
Long Online/Short Stores ETF
........
5,836 — (65,974,414) 1,172,491
Merger ETF
......................
661,303 — — 291,960
Metaverse ETF
...................
— — (530,679) 1,583,517
MSCI EAFE Dividend Growers ETF
....
587,371 — (11,314,962) 6,680,644
MSCI Emerging Markets Dividend
Growers ETF
...................
43,517 — (6,470,997) 92,249
MSCI Europe Dividend Growers ETF
...
21,122 — (1,800,924) 445,007
MSCI Transformational Changes ETF
..
10,074 — (6,750,128) 1,806,821
Nanotechnology ETF
...............
1,982 — (259,431) 853,022
Nasdaq-100 Dorsey Wright Momentum
ETF
..........................
— — (6,106,307) 2,683,173
Nasdaq-100 Dynamic Buffer ETF
.....
2,393 — — (296,990)
Nasdaq-100 High Income ETF
........
— — — 43,840,206
On-Demand ETF
..................
— — (683,720) 836,770
Online Retail ETF
.................
71,989 — (354,267,817) 10,768,406
Pet Care ETF
....................
15,320 — (80,601,877) (5,094,342)
Russell 2000 Dividend Growers ETF
...
709,918 — (88,567,020) 26,453,149
Russell 2000 Dynamic Buffer ETF
.....
10,035 — — (417,615)
Russell 2000 High Income ETF
.......
— — — 2,069,282
Russell U.S. Dividend Growers ETF
....
10,287 — (870,460) (298,207)
S&P 500
®
Dividend Aristocrats ETF
....
23,436,979 — (353,703,745) 1,201,132,990
S&P 500
®
Dynamic Buffer ETF
........
3,028 — — (411,966)
S&P 500
®
Ex-Energy ETF
...........
55,979 — (951,701) 26,242,876
S&P 500
®
Ex-Financials ETF
.........
41,611 — (82,999) 21,817,809
S&P 500
®
Ex-Health Care ETF
........
22,934 — (171,776) 11,304,068
S&P 500
®
Ex-Technology ETF
........
216,340 — (1,396,419) 16,475,779
S&P 500
®
High Income ETF
..........
— — — 110,475,186
S&P Global Core Battery Metals ETF
...
41,421 — (764,534) 903,255
S&P Kensho Cleantech ETF
.........
97,428 — (4,204,882) 911,849
S&P Kensho Smart Factories ETF
.....
— — (487,938) 369,934

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2026 :: 269
PROSHARES TRUST
Temporary differences are generally due to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing and the deductibility of certain expenses. Permanent differences, primarily due to gain (loss) on in-kind redemptions, reclassification on sale of derivatives, investments in subsidiary units, equalization and nondeductible expenses, resulted in reclassifications as of October 31, 2025 (the Funds’ most recent tax year end), among the
Funds’ components of net assets.
As of October 31, 2025 (the Funds’ most recent tax year end), the Funds had capital loss carry forwards (“CLCFs”) available to offset future realized gains, if any, to the extent provided for by regulations and to thereby reduce the amount of future taxable capital gain distributions. Under current tax law, CLCFs retain their character as either short-term or long-term capital losses, and are not subject to expiration.
At October 31, 2025 (the Funds’ most recent tax year end), the following Funds had available CLCFs:
At October 31, 2025 (the Funds’ most recent tax year end), the following Funds utilized CLCFs and/or elected to defer late-year ordinary losses to November 1, 2025:
Fund
A
Undistributed
Ordinary
Income
A
Undistributed
Long-Term
Capital Gain
A
Accumulated
Capital and
Other Losses
A
Unrealized
Appreciation/
(Depreciation)
A
S&P MidCap 400
®
Dividend Aristocrats
ETF
..........................
$ 2,863,144 $ — $ (11,646,076) $ 116,362,170
S&P Technology Dividend Aristocrats
ETF
..........................
143,462 — — 49,869,949
Smart Materials ETF
...............
— — (425,117) (13,943)
Supply Chain Logistics ETF
..........
10,571 — (173,810) 27,399
No Expiration Date
A
Decline of the Retail Store ETF
...................................................................
$ 32,814,328
DJ Brookfield Global Infrastructure ETF
.............................................................
9,223,745
Equities for Rising Rates ETF
....................................................................
9,360,780
Global Listed Private Equity ETF
..................................................................
6,179,241
Hedge Replication ETF
.........................................................................
794,033
High Yield-Interest Rate Hedged
..................................................................
39,664,159
Inflation Expectations ETF
.......................................................................
6,814,335
Investment Grade-Interest Rate Hedged
............................................................
37,728,822
Long Online/Short Stores ETF
....................................................................
65,974,414
Metaverse ETF
...............................................................................
530,679
MSCI EAFE Dividend Growers ETF
................................................................
11,314,962
MSCI Emerging Markets Dividend Growers ETF
......................................................
6,470,997
MSCI Europe Dividend Growers ETF
...............................................................
1,800,924
MSCI Transformational Changes ETF
..............................................................
6,750,128
Nanotechnology ETF
...........................................................................
259,431
Nasdaq-100 Dorsey Wright Momentum ETF
.........................................................
6,106,307
On-Demand ETF
..............................................................................
678,895
Online Retail ETF
.............................................................................
354,267,817
Pet Care ETF
................................................................................
80,601,877
Russell 2000 Dividend Growers ETF
...............................................................
88,567,020
Russell U.S. Dividend Growers ETF
................................................................
870,460
S&P 500
®
Dividend Aristocrats ETF
................................................................
353,703,745
S&P 500
®
Ex-Energy ETF
.......................................................................
951,701
S&P 500
®
Ex-Financials ETF
.....................................................................
82,999
S&P 500
®
Ex-Health Care ETF
....................................................................
171,776
S&P 500
®
Ex-Technology ETF
....................................................................
1,396,419
S&P Global Core Battery Metals ETF
...............................................................
764,534
S&P Kensho Cleantech ETF
.....................................................................
4,204,882
S&P Kensho Smart Factories ETF
.................................................................
487,938
S&P MidCap 400
®
Dividend Aristocrats ETF
.........................................................
11,646,076
Smart Materials ETF
...........................................................................
425,117
Supply Chain Logistics ETF
......................................................................
173,810
Fund
A
Capital Loss
Utilized
A
Ordinary Late Year
Loss Deferrals
A
Big Data Refiners ETF
.............................................................
$ 780,366 $ 26,101
Equities for Rising Rates ETF
.......................................................
40,672 —

270 :: MAY 31, 2026 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
3. Investment Transactions, Income and Expense Allocations
Throughout the reporting period, investment transactions are generally accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions on the last business day of the reporting period are accounted for on the trade date.
Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Div-
idend income is recorded on the ex-dividend date except for certain foreign dividends that may be recorded as soon as such in-
formation becomes available. Non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.
Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund or jointly with an affiliate, are allocated among the respective Funds and/or affiliates based upon relative net assets or another reasonable basis.
4. Advisory and Management Service Fees and Transactions with Affiliates
The Advisor serves as the investment adviser to each Fund subject to an expense limitation, as outlined in the table below (the
“Capped Funds”), pursuant to an Investment Advisory Agreement. For its investment advisory services, each Capped Fund pays the Advisor a monthly fee, accrued daily at an annualized rate based on its average daily net assets. Pursuant to a separate Man-
agement Services Agreement, the Advisor performs certain administrative services on behalf of the Capped Funds, such as nego-
tiating, coordinating and implementing the Trust’s contractual obligations with the Funds’ service providers; monitoring, over-
seeing and reviewing the performance of such service providers to ensure adherence to applicable contractual obligations; and
preparing or coordinating reports and presentations to the Board of Trustees with respect to such service providers. For these and other services, each Capped Fund pays the Advisor monthly management services fees, accrued daily at an annualized rate based on its average daily net assets.
The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses, in order to limit the annual operating expenses of each Capped Fund. These expense limitations remain in effect until the dates specified in the table below, after which they may be terminated or revised.
For the year ended May 31, 2026, advisory and management services fees, waivers, reimbursements, and expense limitations were as follows:
For each Fund, amounts waived or reimbursed by the Advisor may be recouped by the Advisor within five years of the end of the applicable contractual period to the extent that such recoupments would not cause a Fund’s annualized operating expenses to ex-
Fund
A
Capital Loss
Utilized
A
Ordinary Late Year
Loss Deferrals
A
Hedge Replication ETF
............................................................
$ 139,052 $ —
Metaverse ETF
..................................................................
469,412 —
MSCI EAFE Dividend Growers ETF
...................................................
454,920 —
MSCI Europe Dividend Growers ETF
..................................................
40,217 —
MSCI Transformational Changes ETF
.................................................
178,256 —
Nanotechnology ETF
..............................................................
94,075 —
On-Demand ETF
.................................................................
23,544 4,825
Online Retail ETF
................................................................
386,688 —
Russell 2000 Dividend Growers ETF
..................................................
6,529,661 —
Russell U.S. Dividend Growers ETF
...................................................
14,659 —
S&P 500
®
Dividend Aristocrats ETF
...................................................
61,128,764 —
S&P Global Core Battery Metals ETF
..................................................
89,399 —
S&P Kensho Smart Factories ETF
....................................................
59,241 —
S&P Technology Dividend Aristocrats ETF
..............................................
5,588,009 —
Supply Chain Logistics ETF
.........................................................
3,683 —
Fund
A
Investment
Advisory
Fee Rate
A
Management
Services Fee
Rate
A
Advisory Fees
Waived
A
Management
Services Fees
Waived
A
Expense
Reimbursements
A
Expense
Limitation
A
Expense Limitation
Effective Through
A
Global Listed Private Equity
ETF
..................
0 .50% 0 .10% $ 64,111 $ 12,822 $ 80,845 0 .60 % September 30, 2026
Hedge Replication ETF
.....
0 .75 0 .10 178,586 437 — 0 .95 September 30, 2026
Inflation Expectations ETF
..
0 .55 0 .10 111,452 20,264 42,331 0 .30 September 30, 2026
Merger ETF
.............
0 .75 0 .10 102,418 13,656 59,024 0 .75 September 30, 2026

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2026 :: 271
PROSHARES TRUST
ceed the lesser of (1) the expense limitation in effect at the time of waiver, and (2) the expense limitation in effect at the time of re-
coupment. Any amounts recouped by the Advisor during the period are reflected in the Statements of Operations as “Recoupment of prior expenses waived and/or reimbursed by Advisor." As of May 31, 2026, no commitment or contingent liability is expected.
The amounts eligible for recoupment and the date of expiration are as follows:
The Advisor also serves as the investment adviser to each Fund not subject to an expense limitation as outlined below (the “Uni-
tary Fee Funds”) pursuant to an Investment Advisory and Management Agreement. The Unitary Fee Funds pay the Advisor a
monthly fee, accrued daily at an annualized rate based on average daily net assets for investment advisory and management services. The Advisor is responsible for substantially all expenses of the Unitary Fee Funds except, generally, interest expenses, taxes, brokerage and other transaction costs, legal expenses fees and expenses related to securities lending, compensation and expenses of the Independent Trustees, compensation and expenses of the counsel to the Independent Trustees, compensation and expenses of the Trust’s chief compliance officer and his or her staff, legal fees and expenses in connection with litigation, future distribution fees or expenses (if any), and extraordinary expenses.
The Unitary Fee Funds and their respective unitary fees are as follows:
Expires September 30,
Fund 2026 2027 2028 2029 2030 2031
Total Amount
Eligible for
Recoupment
Global Listed Private Equity ETF
...
$ 149,156 $ 150,756 $ 151,194 $ 158,553 $ 155,732 $ 105,756 $ 871,147
Hedge Replication ETF
..........
347,389 428,312 466,047 287,729 326,349 80,752 1,936,578
Inflation Expectations ETF
........
209,329 326,793 279,450 190,547 184,455 110,825 1,301,399
Merger ETF
...................
181,794 260,386 155,469 154,410 155,571 122,745 1,030,375
Fund
A
Unitary Fee
A
Big Data Refiners ETF
..........................................................................
0 .58%
Decline of the Retail Store ETF
....................................................................
0 .65
DJ Brookfield Global Infrastructure ETF
.............................................................
0 .45
Equities for Rising Rates ETF
.....................................................................
0 .35
High Yield-Interest Rate Hedged
..................................................................
0 .50
Investment Grade-Interest Rate Hedged
.............................................................
0 .30
K-1 Free Crude Oil ETF
.........................................................................
0 .65
Large Cap Core Plus
...........................................................................
0 .45
Long Online/Short Stores ETF
....................................................................
0 .65
Metaverse ETF
................................................................................
0 .58
MSCI EAFE Dividend Growers ETF
.................................................................
0 .50
MSCI Emerging Markets Dividend Growers ETF
.......................................................
0 .60
MSCI Europe Dividend Growers ETF
...............................................................
0 .55
MSCI Transformational Changes ETF
...............................................................
0 .45
Nanotechnology ETF
...........................................................................
0 .58
Nasdaq-100 Dorsey Wright Momentum ETF
..........................................................
0 .58
Nasdaq-100 Dynamic Buffer ETF
..................................................................
0 .58
Nasdaq-100 High Income ETF
....................................................................
0 .55
On-Demand ETF
..............................................................................
0 .58
Online Retail ETF
..............................................................................
0 .58
Pet Care ETF
.................................................................................
0 .50
Russell 2000 Dividend Growers ETF
................................................................
0 .40
Russell 2000 Dynamic Buffer ETF
..................................................................
0 .58
Russell 2000 High Income ETF
....................................................................
0 .55
Russell U.S. Dividend Growers ETF
................................................................
0 .35
S&P 500
®
Buyback Aristocrats ETF
................................................................
0 .39
S&P 500
®
Dividend Aristocrats ETF
................................................................
0 .35
S&P 500
®
Dynamic Buffer ETF
....................................................................
0 .58
S&P 500
®
Ex-Energy ETF
........................................................................
0 .13
S&P 500
®
Ex-Financials ETF
......................................................................
0 .13
S&P 500
®
Ex-Health Care ETF
....................................................................
0 .13
S&P 500
®
Ex-Technology ETF
....................................................................
0 .13
S&P 500
®
High Income ETF
......................................................................
0 .55
S&P Global Core Battery Metals ETF
...............................................................
0 .58
S&P Kensho Cleantech ETF
......................................................................
0 .58
S&P Kensho Smart Factories ETF
..................................................................
0 .58
S&P MidCap 400
®
Dividend Aristocrats ETF
..........................................................
0 .40
S&P Technology Dividend Aristocrats ETF
...........................................................
0 .45
Smart Materials ETF
............................................................................
0 .58

272 :: MAY 31, 2026 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
The Advisor has contractually agreed to waive investment advisory and management services fees to the extent total annual op-
erating expenses before waivers and expense reimbursements, as a percentage of average daily net assets, exceed 0.09% through
September 30, 2026 for each of the following funds. For the year ended May 31, 2026, the amounts waived, which are not subject to recoupment, were as follows:
Employees of the Advisor serve in the roles of Interested Trustee, President, Chief Legal Officer and Secretary of the Trust. These
individuals receive no compensation directly from the Trust. Another employee of the Advisor serves as Chief Compliance Officer and Anti-Money Laundering Officer. This individual’s related compensation, along with the compensation of staff who administer the Funds’ compliance program, and certain other expenses are reimbursed to the Advisor by the Funds and are reflected on the
Statements of Operations as “Compliance services fees."
Certain Funds may invest a portion of their cash balances in the GENIUS Money Market ETF (the “Affiliated Fund”), an affiliated exchange-traded fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940. The Affiliated Fund is used primar-
ily for cash management and liquidity. Income from the Affiliated Fund is presented as “Dividends from affiliated securities”
in the Statements of Operations, with any related receivable included in “Dividends from affiliated securities receivable” in the
Statements of Assets and Liabilities. The Advisor has paid to the Funds the costs for acquired fund fees and expenses related to management fees associated with each Fund’s investment in the Affiliated Fund. These payments are included in “Payment from
Advisor” on the Statements of Operations. A table summarizing each Fund’s investment activity in the Affiliated Fund for the year ended May 31, 2026 is included in each Fund’s Schedule of Portfolio Investments.
5. Administration Fees
JPMorgan Chase Bank, N.A. acts as the Trust’s administrator (the “Administrator”). The Administrator provides certain admin-
istrative services to the Funds, including fund accounting, fund administration and certain compliance services, pursuant to a
Fund Services Agreement. For these services, each Fund shall pay the Administrator monthly, a fee accrued daily and based on average net assets. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Adminis-
trator in the performance of its duties. Such fees are reflected on the Statements of Operations as “Administration Fees.” Certain
employees of the Administrator are also officers of the Trust.
6. Custodian Fees
JPMorgan Chase Bank, N.A. acts as custodian for the Funds in accordance with a Custody Agreement. The custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. Custodian fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses. Such fees are reflected on the Statements of Operations as “Custodian fees.” The custodian voluntarily waived a portion of transaction fees during the year ended May 31, 2026 for certain Funds. Such fees are reflected on the Statements of Operations as "Expenses waived by custodian."
7. Listing, Data and Related Fees
The Funds may incur costs relating to their initial and ongoing listing on an exchange and for the calculation and dissemination of Indicative Optimized Portfolio Values (IOPVs). Additionally, a Fund may enter into a license agreement for the right to use an
Index and the related Trade Mark(s) and to receive data related to the index from the index provider. The portion of such costs attributed to each Fund is reflected on the Statements of Operations as “Listing, Data and related fees."
8. Trustees Fees
The Trust, together with other affiliated trusts, pay each Independent Trustee an aggregate fee consisting of a $375,000 annual retainer (paid in quarterly increments) for services provided as a Board member. Prior to September 1, 2025, each Independent
Trustee was paid a $325,000 annual retainer. Such fees are allocated between the Funds and other affiliated funds. Each Fund’s
Fund
A
Unitary Fee
A
Supply Chain Logistics ETF
......................................................................
0 .58%
Fund
A
Advisory Fees
Waived
A
S&P 500
®
Ex-Energy ETF
........................................................................
$ (30,832)
S&P 500
®
Ex-Financials ETF
......................................................................
(28,100)
S&P 500
®
Ex-Health Care ETF
....................................................................
(14,537)
S&P 500
®
Ex-Technology ETF
....................................................................
(100,489)

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2026 :: 273
PROSHARES TRUST
share of these fees, together with reimbursable expenses of the Trustees, is reflected on the Statements of Operations as “Trust-
ees Fees and expenses."
9. Distribution and Service Plan
SEI Investments Distribution Co. serves as the Funds’ distributor. The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which each Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.
10. Issuance and Redemption of Fund Shares
Each Fund issues and redeems its shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash), in large blocks known as Creation Units, each of which is comprised of a specified number of shares.
To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Fund of all or a portion of the applicable Deposit Securities.  In these circumstances, the Fund may require the Authorized Participant to maintain with the Trust an amount up to 115% and/or 125% of the daily mark-
to-market value of the missing Deposit Securities.
Retail investors may only purchase and sell Fund shares on a national securities exchange through a broker-dealer and such transactions may be subject to customary commission rates imposed by the broker-dealer.
Authorized Participants may pay transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Transaction fees related to unsettled Creation Unit transactions are included in the receivable for capital shares issued on the Statements of Assets and Liabilities. Transaction fees assessed during the period, which are included in the proceeds from shares issued on the Statements of Changes in Net Assets, were as follows:
11. Investment Transactions
For the year ended May 31, 2026, the cost of securities purchased and proceeds from sales of securities (U.S. government secu-
rities for the Inflation Expectations ETF), excluding short-term securities, instruments used for cash management purposes, derivatives and in-kind transactions, were as follows:
Year Ended
May 31, 2026
A
Year Ended
May 31, 2025
A
High Yield-Interest Rate Hedged
.....................................................
$ 14,668 $ 22,505
Inflation Expectations ETF
..........................................................
— 644
Investment Grade-Interest Rate Hedged
...............................................
— 9,401
Merger ETF
.....................................................................
2,220 —
MSCI Transformational Changes ETF
.................................................
504 —
On-Demand ETF
.................................................................
530 —
S&P Global Core Battery Metals ETF
..................................................
662 —
Fund
A
Purchases
A
Sales
A
Big Data Refiners ETF
..............................................................
$ 2,870,036 $ 2,894,098
DJ Brookfield Global Infrastructure ETF
.................................................
25,568,363 25,973,331
Equities for Rising Rates ETF
........................................................
26,821,542 26,567,188
Global Listed Private Equity ETF
......................................................
2,910,900 3,492,757
Hedge Replication ETF
.............................................................
1,492,022 2,644,336
High Yield-Interest Rate Hedged
......................................................
150,541,263 124,097,674
Investment Grade-Interest Rate Hedged
................................................
62,297,300 66,724,025
Large Cap Core Plus
...............................................................
346,784,125 301,153,765
Long Online/Short Stores ETF
........................................................
4,184,727 3,730,542
Merger ETF
......................................................................
55,060,748 51,713,177
Metaverse ETF
...................................................................
4,249,903 4,265,319
MSCI EAFE Dividend Growers ETF
....................................................
24,663,377 25,021,753
MSCI Emerging Markets Dividend Growers ETF
..........................................
4,056,381 4,803,735
MSCI Europe Dividend Growers ETF
...................................................
3,274,296 3,234,780
MSCI Transformational Changes ETF
..................................................
3,394,939 4,636,112
Nanotechnology ETF
...............................................................
3,933,839 3,951,838
Nasdaq-100 Dorsey Wright Momentum ETF
.............................................
16,053,018 16,092,284
Nasdaq-100 Dynamic Buffer ETF
.....................................................
9,078,194 4,200,911
Nasdaq-100 High Income ETF
........................................................
174,596,645 100,099,025
On-Demand ETF
..................................................................
2,259,308 3,324,438
Online Retail ETF
.................................................................
45,957,614 46,209,391

274 :: MAY 31, 2026 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
12. In-Kind Transactions
During the period ended May 31, 2026, certain Funds delivered portfolio securities in exchange for the redemption of shares
(redemption-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the
Funds recorded net realized gains and losses in connection with each transaction.
For the period ended May 31, 2026, the fair value of the securities transferred for redemptions, and the net realized gains (losses)
recorded in connection with the transactions were as follows:
Fund
A
Purchases
A
Sales
A
Pet Care ETF
....................................................................
20,167,016 20,304,383
Russell 2000 Dividend Growers ETF
...................................................
228,341,938 227,874,038
Russell 2000 Dynamic Buffer ETF
.....................................................
12,317,928 6,979,976
Russell 2000 High Income ETF
.......................................................
48,924,124 39,529,851
Russell U.S. Dividend Growers ETF
....................................................
835,557 835,557
S&P 500
®
Buyback Aristocrats ETF
....................................................
5,274,266 131,699
S&P 500
®
Dividend Aristocrats ETF
....................................................
2,302,167,953 2,307,913,324
S&P 500
®
Dynamic Buffer ETF
........................................................
16,024,225 10,209,932
S&P 500
®
Ex-Energy ETF
...........................................................
2,545,020 2,490,762
S&P 500
®
Ex-Financials ETF
.........................................................
2,721,607 2,738,727
S&P 500
®
Ex-Health Care ETF
........................................................
1,535,245 1,458,398
S&P 500
®
Ex-Technology ETF
........................................................
11,686,616 11,215,772
S&P 500
®
High Income ETF
..........................................................
202,680,928 261,043,289
S&P Global Core Battery Metals ETF
...................................................
6,862,713 5,058,808
S&P Kensho Cleantech ETF
.........................................................
2,937,955 4,554,642
S&P Kensho Smart Factories ETF
.....................................................
1,132,440 1,143,634
S&P MidCap 400
®
Dividend Aristocrats ETF
.............................................
789,998,195 795,065,394
S&P Technology Dividend Aristocrats ETF
...............................................
150,353,115 75,101,911
Smart Materials ETF
...............................................................
1,055,174 1,054,046
Supply Chain Logistics ETF
..........................................................
313,601 146,925
Fund
A
Fair Value
A
Net Realized Gains
(Losses)
A
Big Data Refiners ETF
...........................................................
$ 3,230,612 $ 989,878
DJ Brookfield Global Infrastructure ETF
..............................................
46,953,293 8,912,292
Equities for Rising Rates ETF
.....................................................
3,834,909 591,013
Global Listed Private Equity ETF
...................................................
2,450,842 475,124
High Yield-Interest Rate Hedged
...................................................
22,160,224 492,650
Investment Grade-Interest Rate Hedged
.............................................
14,683,081 225,058
Large Cap Core Plus
............................................................
82,159,352 30,987,556
Long Online/Short Stores ETF
.....................................................
2,744,769 990,108
Merger ETF
...................................................................
23,672,691 685,848
Metaverse ETF
................................................................
1,135,670 339,724
MSCI EAFE Dividend Growers ETF
.................................................
11,103,447 2,525,677
MSCI Emerging Markets Dividend Growers ETF
.......................................
223,013 51,257
MSCI Europe Dividend Growers ETF
................................................
1,051,441 226,380
Nasdaq-100 Dorsey Wright Momentum ETF
..........................................
2,263,658 433,741
Nasdaq-100 Dynamic Buffer ETF
..................................................
3,664,822 327,399
Nasdaq-100 High Income ETF
.....................................................
19,126,032 5,577,088
Online Retail ETF
..............................................................
39,825,539 13,763,416
Pet Care ETF
.................................................................
21,298,612 3,309,343
Russell 2000 Dividend Growers ETF
................................................
77,969,707 14,342,982
Russell 2000 Dynamic Buffer ETF
..................................................
5,956,041 735,220
Russell 2000 High Income ETF
....................................................
1,547,237 402,560
S&P 500
®
Buyback Aristocrats ETF
.................................................
792,640 24,249
S&P 500
®
Dividend Aristocrats ETF
.................................................
1,739,036,766 515,696,198
S&P 500
®
Dynamic Buffer ETF
.....................................................
5,890,441 486,122
S&P 500
®
Ex-Energy ETF
........................................................
1,349,147 689,224
S&P 500
®
Ex-Financials ETF
......................................................
8,429,372 3,316,450
S&P 500
®
Ex-Health Care ETF
.....................................................
2,616,909 1,211,851
S&P 500
®
Ex-Technology ETF
.....................................................
69,026,929 17,493,331
S&P 500
®
High Income ETF
.......................................................
64,353,961 17,226,819
S&P MidCap 400
®
Dividend Aristocrats ETF
..........................................
390,376,331 121,456,965
S&P Technology Dividend Aristocrats ETF
............................................
129,770,631 36,895,431

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2026 :: 275
PROSHARES TRUST
In addition, during the period, certain Funds received securities in exchange for subscriptions of shares (subscriptions-in-kind).
For the period ended May 31, 2026, the fair value of the securities received for subscriptions were as follows:
13. Basis of Consolidation
The accompanying Consolidated Schedule of Portfolio Investments, Consolidated Statement of Assets and Liabilities, Consolidat-
ed Statement of Operations, Consolidated Statements of Changes in Net Assets and Consolidated Financial Highlights of K-1 Free
Crude Oil ETF includes the account of Cayman Crude Oil Strategy Portfolio, a wholly-owned subsidiary of K-1 Free Crude Oil ETF, which primarily invests in commodity-related instruments. The Subsidiary enables the Fund to hold these commodity-related instruments and satisfy regulated investment company tax requirements. The Fund will invest a significant portion of its total assets in its Subsidiary. As of May 31, 2026, the net assets of Cayman Crude Oil Strategy Portfolio were 13.72% of the net assets of K-1 Free Crude Oil ETF. Intercompany accounts and transactions, if any, have been eliminated. The Subsidiary is subject to the same investment policies and restrictions that apply to K-1 Free Crude Oil ETF, except that the Subsidiary may invest without limitation in commodity-related instruments.
14. Share Splits and Reverse Share Splits
The effect of a share split transaction is to multiply the number of outstanding shares of the Fund by the split factor, with a cor-
responding decrease in the net asset value per share. The effect of the reverse share split transactions is to divide the number of outstanding shares of the Fund by the reverse split factor, with a corresponding increase in the net asset value per share. These transactions do not change the net assets of the Fund or the value of a shareholder's investment. The historical share transactions presented in the Statements of Changes in Net Assets and the per share data presented in the Financial Highlights have been ad-
justed retroactively to give effect to share splits, as reflected in the following table.
Fund
A
Fair Value
A
Big Data Refiners ETF
...........................................................................
$ 2,218,597
DJ Brookfield Global Infrastructure ETF
..............................................................
56,542,885
Equities for Rising Rates ETF
.....................................................................
48,991,166
Global Listed Private Equity ETF
...................................................................
2,745,288
High Yield-Interest Rate Hedged
...................................................................
3,143,076
Investment Grade-Interest Rate Hedged
.............................................................
55,942,125
Large Cap Core Plus
............................................................................
10,316,464
Merger ETF
...................................................................................
27,110,862
MSCI EAFE Dividend Growers ETF
.................................................................
1,580,724
MSCI Europe Dividend Growers ETF
................................................................
1,071,018
Nasdaq-100 Dorsey Wright Momentum ETF
..........................................................
28,875,200
Nasdaq-100 Dynamic Buffer ETF
..................................................................
368,988
Nasdaq-100 High Income ETF
.....................................................................
67,967,513
On-Demand ETF
...............................................................................
3,558,065
Online Retail ETF
..............................................................................
16,771,043
Pet Care ETF
.................................................................................
1,484,422
Russell 2000 Dividend Growers ETF
................................................................
8,253,956
Russell 2000 Dynamic Buffer ETF
..................................................................
923,533
Russell 2000 High Income ETF
....................................................................
81,037,121
S&P 500
®
Buyback Aristocrats ETF
.................................................................
6,820,196
S&P 500
®
Dividend Aristocrats ETF
.................................................................
570,211,548
S&P 500
®
Dynamic Buffer ETF
.....................................................................
642,940
S&P 500
®
Ex-Energy ETF
........................................................................
3,490,411
S&P 500
®
Ex-Financials ETF
......................................................................
8,437,279
S&P 500
®
Ex-Health Care ETF
.....................................................................
4,043,510
S&P 500
®
Ex-Technology ETF
.....................................................................
95,212,608
S&P 500
®
High Income ETF
.......................................................................
192,345,207
S&P Global Core Battery Metals ETF
................................................................
8,703,446
S&P Kensho Cleantech ETF
......................................................................
4,559,910
S&P Kensho Smart Factories ETF
..................................................................
3,156,983
S&P MidCap 400
®
Dividend Aristocrats ETF
..........................................................
161,638,404
S&P Technology Dividend Aristocrats ETF
............................................................
27,705,225
Supply Chain Logistics ETF
.......................................................................
968,365
Effective Date
ED
Type of Split
ED
Decline of the Retail Store ETF ............................................. May 28, 2026 1-for-2 reverse share split
S&P 500
®
Dividend Aristocrats ETF .......................................... May 28, 2026 2-for-1 forward share split

276 :: MAY 31, 2026 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
15. Risk
Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds.
Risks Associated with the Use of Derivatives
Certain Funds may obtain investment exposure through derivatives (including investing in futures contracts, securities and indexes, forward contracts, swap agreements and similar instruments). Investing in derivatives may be considered aggressive and may expose a Fund to risks different from, or possibly greater than, the risks associated with investing directly in secu-
rities underlying the derivative, including: 1) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying reference asset(s); 2) the risk that an instrument is mispriced; 3)
credit or counterparty risk on the amount each Fund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impos-
sible to adjust a Fund’s position in a particular instrument when desired. The occurrence of any of these factors may prevent the Fund from achieving its investment objective. Because derivatives often require limited initial investment, the use of de-
rivatives also may expose the Fund to losses in excess of those amounts initially invested.
Certain Funds may use a combination of swaps on an underlying index or swaps on an ETF that is designed to track the perfor-
mance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index.
Moreover, with respect to the use of swap agreements, if an index has a dramatic intraday move that causes a material decline in a Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agree-
ment or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the Fund’s return.
Equity and Market Risk
Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
Long/Short Risk
Certain Funds seek long exposure to certain securities and short exposure to certain other securities. There is no guarantee that the returns on a Fund’s long or short positions will produce high, or even positive, returns. In addition, Funds subject to this risk may gain enhanced long exposure to certain securities (i.e., obtain investment exposure that exceeds the amount directly invested in those assets, a form of leverage) and, under such circumstances, will lose more money in market environ-
ments that are adverse to its long positions than funds that do not employ such leverage.
Concentration Risk
Certain Funds may typically concentrate their investments in issuers of one or more particular industries to the same extent that their underlying indexes are so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sectors) will perform poorly and negatively impact a Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating invest-
ments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.
Correlation Risk
There is no guarantee that a Fund whose investment objective, before fees and expenses, seeks correlation with an index will achieve a high degree of correlation with its index or the inverse thereof. Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. The percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from the percentage change of the Fund’s index on such day. A number of other factors may adversely affect a Fund’s correlation with its index, including material over- or under-exposure, fees, ex-
penses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, infre-
quent trading in the securities underlying its index, accounting standards and disruptions or illiquidity in the markets for the

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2026 :: 277
PROSHARES TRUST
securities or financial instruments in which a Fund invests. While each Fund generally attempts to track the performance of the Index by investing all, or substantially all, of its assets in the securities that make up the Index in approximately the same proportion as their weighting in the Index, at times a Fund may not have investment exposure to all securities in its index, or, with respect to equity funds, its weighting of investment exposure to such securities, financial investments or industries may be different from that of the index. In addition, a Fund may invest in securities or financial investments not included in the index or in financial instruments. Each Fund may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with its index. A Fund may also be subject to large movements of assets into and out of the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the level of the Index potentially resulting in the Fund being over- or underexposed to its index and may be impacted by index reconstitutions and index rebalancing events. Additionally, a
Fund’s underlying investments may trade on markets that may or may not be open on the same day as the Fund. Furthermore, a Fund’s currency holdings may be valued at a different time than the level of its index. In addition, the Funds with a foreign currency hedging strategy may also be unable to perfectly match the Index and will introduce additional costs, both sources of additional correlation risk. Any of these factors could decrease correlation between the performance of a Fund and the index and may hinder a Fund’s ability to meet its investment objective.
Counterparty Risk
A Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or other-
wise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to financial instruments (including derivatives and repurchase agreements) entered into by the Fund. The Funds generally structure the agreements such that either party can terminate the contract without penalty prior to the termination date. If a counterparty terminates a contract, a Fund may not be able to invest in other derivatives to achieve the desired exposure, or achieving such exposure may be more expensive. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement.
Industry Concentration Risk
An Index tracked by a Fund may have a significant position of its value in issuers in an industry or group of industries. As such, a Fund would allocate its investments to approximately the same extent as the Index. As a result, a Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries.
Geographic Concentration Risk
Certain Funds that focus their investments in companies economically tied to particular foreign countries or geographic re-
gions may be particularly susceptible to political, social, economic or regulatory events affecting those countries or regions.
The performance of such Funds may be more volatile than a more geographically diversified fund.
Foreign Currency Risk
Certain of the Funds’ investments may be denominated in foreign currencies. Investments denominated in foreign currencies are exposed to more risk than those investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign cur-
rency losses could offset or exceed any potential gains, or add to losses, in the related investments. Regulatory fees or higher custody fees may be imposed on foreign currency holdings.
Debt Instrument Risk
Certain Funds invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. In addition, changes in the credit quality of the issuer of a debt instrument (includ-
ing a default) can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. These factors may cause the value of an investment in a Fund to change.
Inflation Risk
Inflation risk is the risk that the value of assets or income from a Fund’s investments will be worth less in the future as infla-
tion decreases the value of payments at future dates. As inflation increases, the real value of a Fund’s portfolio could decline.
Inflation rates may change frequently and drastically as a result of various factors and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors or adversely affect the real value of shareholders’ investments in a Fund. Inflation has recently increased and it cannot be predicted whether it may decline.
Breakeven Inflation Investing Risk
Inflation Expectations ETF seeks investment results, before fees and expenses, that track the performance of the FTSE 30-
Year TIPS (Treasury Rate-Hedged) Index. The FTSE 30-Year TIPS (Treasury Rate-Hedged) Index tracks the performance of long positions in the most recently issued 30-year Treasury Inflation-Protected Securities (“TIPS”) bond and duration-adjusted

278 :: MAY 31, 2026 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
short positions in U.S. Treasury bonds of, in aggregate, approximate equivalent duration dollars to the TIPS. The FTSE 30-
Year TIPS (Treasury Rate-Hedged) Index seeks to achieve an overall duration dollar amount of zero. The difference in yield
(or spread) between these bonds (Treasury yield minus TIPS yield) is commonly referred to as a “breakeven rate of inflation”
(“BEI”) and is considered to be a measure of the market’s expectations for inflation over the relevant period. The level of the
FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (and the Fund) will fluctuate based on changes in the value of the underlying bonds, which will likely not be the same on a percentage basis as changes in the BEI. The FTSE 30-Year TIPS (Treasury Rate-
Hedged) Index is not designed to measure or predict the realized rate of inflation, nor does it seek to replicate the returns of any price index or measure of actual consumer price levels. Changes in the BEI are based on the TIPS and U.S. Treasury markets, interest rate and inflation expectations, and fiscal and monetary policy. There is no guarantee that these factors will combine to produce any particular directional changes in the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index over time, or that the Fund will retain any appreciation in value over extended periods of time, or that the returns of the FTSE 30-Year TIPS
(Treasury Rate-Hedged) Index or the Fund will track or outpace the realized rate of inflation, or any price index or measure of actual consumer price levels. It is possible that the returns of the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index or the Fund
will not correlate to (or may be the opposite of) the change in the realized rate of inflation, or any price index, or measure of ac-
tual consumer price levels. Furthermore, while the BEI provides exposure to inflation expectations, it may also be influenced by other factors, including premiums related to liquidity for certain bonds as well as premiums surrounding the uncertainty of future inflation. These other factors may impact the level of the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index or the value of the Fund in unexpected ways and may cancel out or even reverse the impact of changes in inflation expectations. As a result, an investment in the Fund may not serve as an effective hedge against inflation.
Subsidiary Investment Risk
Changes in the laws of the United States and/or the Cayman Islands, under which the K-1 Free Crude Oil ETF and its Subsid-
iary are organized, respectively, could result in the inability of the Funds to operate as intended and could negatively affect the Fund's and its shareholders. The Fund complies with the provisions of the 1940 Act governing investment policies, capital structure and leverage on an aggregate basis with its Subsidiary.
Risks Associated with the Use of Crude Oil Futures Contracts
K-1 Free Crude Oil ETF obtains investment exposure through commodity futures and does not invest directly in physical com-
modities. K-1 Free Crude Oil ETF does not invest in nor seek exposure to the current “spot” or cash price of physical crude oil.
Crude oil futures contracts typically perform very differently from, and commonly underperform, the spot price of crude oil due to current (and futures expectations of) factors such as storage costs, supply and demand and geopolitical risks. Investing in futures contracts may be considered aggressive and may expose the Fund to greater risks than investing directly in securi-
ties or other instruments. These risks include counterparty risk and liquidity risk (each as discussed below). Because futures contracts often require limited initial investment, the use of futures contracts also may expose the Fund to losses in excess of those amounts initially invested.
Commodity Market Risk
The value of Commodity Futures typically is based in great part upon the price movements of a physical commodity and the market’s expectations for such moves in the future. The prices of Commodity Futures may fluctuate quickly and dramatically and may not correlate to price movements in other asset classes. Global events such as government interventions, treaties and trading, inter- or intrastate conflict, weather or other natural disasters, changes in supply or production, changes in activity of crude oil commodity producing companies, countries and/or organizations, and changes in speculators’ and/or investor’s demand can cause extreme levels of volatility. Furthermore, since commodities are generally denominated in USD, a strength-
ening US dollar can also cause significant declines in commodity prices. An active trading market may not exist for certain commodities. Each of these factors and events could have a significant negative impact on a Fund.
Rolling Futures Contract Risk
K-1 Free Crude Oil ETF (through its investment in the Subsidiary) has exposure to futures contracts and is subject to risks related to “rolling” of such contracts. The Fund does not intend to hold futures contracts through their expiration date, but instead intends to “roll” its futures positions. Rolling occurs when a Fund closes out of futures contracts as they near their expiration date and is replaced with contracts that have a later expiration date. When the market for these futures contracts is such that the prices are higher in the more distant delivery months than in the nearer delivery months, the sale during the course of the rolling process of the more nearby contract would take place at a price that is lower than the price of the more distant contract. This pattern of higher futures contract prices for longer expiration contracts is often referred to as “contan-
go.” Alternatively, when the market for futures contracts is such that the prices are higher in the nearer months than in the more distant months, the sale during the course of the rolling process of the more nearby contract would take place at a price that is higher than the price of the more distant contract. This pattern of higher futures prices for shorter expiration futures

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2026 :: 279
PROSHARES TRUST
contracts is referred to as “backwardation.” Extended periods of contango or backwardation have occurred in the past and can in the future cause significant losses for a Fund.
Risks Specific to the Crude Oil Markets
Several factors may affect the price of crude oil and, in turn, the WTI crude oil futures contracts and other assets, if any, owned by the Fund. These factors include, but are not limited to, significant increases or decreases in the available supply or demand of crude oil, storage costs, technological factors related to new or improved extraction, refining and processing equipment and/or methods, a significant change in the attitude of speculators and investors towards crude oil, large purchases or sales of crude oil by governments or large institutions, other political factors such as new regulations or political discord in oil produc-
ing countries, as well as a significant increase or decrease in crude oil hedging activity by crude oil producers. Contempora-
neous with the onset of the COVID-19 pandemic in the U.S., crude oil markets experienced shocks to the supply of and demand for crude oil. This led to an oversupply of crude oil, which impacted the price of crude oil and futures contracts on crude oil and caused historic volatility in the market for crude oil and crude oil futures contracts. In April 2020, these market conditions contributed to a period of “extraordinary contango” that resulted in a negative price in the May 2020 WTI crude oil futures contract. If all or a significant portion of the futures contracts held by the Fund at a future date were to reach a negative price, investors in the Fund could lose their entire investment.
On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets for securities and commodities, including oil. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of the futures in which the Fund invests may fluctuate widely as a result of the conflict and related events.
How long such conflict and related events will last and whether it will escalate further cannot be predicted. Impacts from the conflict and related events could have significant impact on the Fund’s performance, and the value of an investment in the
Fund may decline significantly.
Exposure to Retailing Industry Risk
Retailing Industry Risk is the risk faced by companies in the retailing industry, including: changes in domestic and inter-
national economies, consumer confidence, disposable household income and spending, and consumer tastes and preferenc-
es; intense competition; changing demographics; marketing and public perception; dependence on third-party suppliers and distribution systems; intellectual property infringement; legislative or regulatory changes and increased government super-
vision; thin capitalization; dependence on a relatively few number of high volume sales days to achieve overall results; and
dependence on outside financing, which may be difficult to obtain.
Online Retail Companies Risk
Companies that operate in the online marketplace and retail segments are subject to fluctuating consumer demand. Unlike traditional brick and mortar retailers, online marketplaces and retailers must assume shipping costs or pass such costs to consumers. Consumer access to price information for the same or similar products may cause companies that operate in the online marketplace and retail segments to reduce profit margins in order to compete. Due to the nature of their business mod-
els, companies that operate in the online marketplace and retail segments may also be subject to heightened cybersecurity risk, including the risk of theft or damage to vital hardware, software and information systems. The loss or public dissemi-
nation of sensitive customer information or other proprietary data may negatively affect the financial performance of such companies to a greater extent than traditional brick and mortar retailers. As a result of such companies being web-based and the fact that they process, store, and transmit large amounts of data, including personal information, for their customers, fail-
ure to prevent or mitigate data loss or other security breaches, including breaches of vendors’ technology and systems, could expose companies that operate in the online marketplace and retail segments or their customers to a risk of loss or misuse of such information, adversely affect their operating results, result in litigation or potential liability, and otherwise harm their businesses. Investing in Online Retailers may be attractive to investors who believe the trend of rising online sales will continue; however, there is no guarantee this trend will continue. Each of these factors could have a negative impact on the performance of the companies in the Index and the performance of the Fund.
Metaverse Companies Risk
The metaverse is a developing technology and is subject to risks associated with a developing technology which include, but are not limited to, small or limited markets for their securities, changes in business cycles, world economic growth, technolog-
ical progress, rapid obsolescence, and government regulation. Companies in metaverse-related businesses, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on technology. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s operating results.
These companies may rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. Such companies typically face intense competition and loss or

280 :: MAY 31, 2026 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
impairment of intellectual property rights. There is no guarantee that the products or services produced by companies in metaverse related businesses will be successful.
Media and Entertainment Industry Risk
Media and entertainment companies within the Communication Services industry are impacted by the high costs of research and development of new content and services in an effort to stay relevant in a highly competitive industry. In addition, me-
dia and entertainment companies are challenged by the changing tastes, topical interests and discretionary income of their targeted consumers. With the advancement of streaming technology, sales of content through physical formats (such as DVD and Blu-ray) and traditional content delivery services (such as cable TV providers and satellite dish operators) are declining in popularity as consumers increasingly opt to purchase digital content that is customizable, less expensive and takes up less physical space. The media and entertainment industry is regulated and changes to rules regarding advertising and the content produced by media and entertainment companies can increase overall production and distribution costs.
Semiconductors and Semiconductor Equipment Industry Risk
The risks of investments in the industry include: intense competition, both domestically and internationally, including com-
petition from subsidized foreign competitors with lower production costs; wide fluctuations in securities prices due to risks of rapid obsolescence of products; economic performance of the customers of semiconductor companies; their research costs and the risks that their products may not prove commercially successful; capital equipment expenditures that could be sub-
stantial and suffer from rapid obsolescence; and thin capitalization and limited product lines, markets, financial resources or personnel. The semiconductors sector may also be affected by risks that affect the broader technology sector, including: gov-
ernment regulation; dramatic and often unpredictable changes in growth rates and competition for qualified personnel; heavy dependence on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability; and
a small number of companies representing a large portion of the technology sector as a whole.
Software and Services Industry Risk
The risks of investments in the industry include: competitive pressures, such as aggressive pricing (including fixed-rate pric-
ing), technological developments (including product-specific technological change), changing domestic demand, and the abil-
ity to attract and retain skilled employees; availability and price of components; dependence on intellectual property rights, and potential loss or impairment of those rights; research and development costs; rapid product obsolescence; cyclical market patterns; evolving industry standards; and frequent new product introductions requiring timely and successful introduction of new products and the ability to service such products. The software and services industry may also be affected by risks that affect the broader information technology industry.
Battery Metals Investing Risk
Companies engaged in the battery metals mining industry are subject to the risks associated with mining activities. These risks include those related to changes in the price of battery metals, which may be the result of changing inflation expecta-
tions, currency fluctuations, speculation, and industrial, government and global consumer demand, among other factors. In addition, such companies may be particularly susceptible to disruptions in the supply chains and world events and economic conditions, including political risks of the countries where battery metals companies are located or do business. These compa-
nies may also face increased scrutiny from regulators and legislators considering the environmental impact of battery metal mining. Finally, mining companies often engage in significant amounts of spending on exploration and development of min-
eral deposits which may involve significant financial risks over longer periods of time.
Unrelated Business Lines Risk
Companies in the Index may have significant business lines that are unrelated to the index theme. These unrelated busi-
ness lines may be a meaningful portion of a company’s current business, in terms of profit or revenue, for example, than the portion represented by the Index theme. Consequently, these unrelated business lines may have a significant impact on the performance of the company, the Index and the Fund. In particular, these unrelated business lines may cause the Fund to un-
derperform investments that do not have exposure to unrelated business lines. For example, if an unrelated business line of a company underperforms its battery metals related business line, it may negatively affect the performance of the company, the
Index and the Fund.
Natural Disaster/Epidemic Risk
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-relat-
ed phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus
COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate polit-
ical, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disrup-
tions to important global, local and regional supply chains affected, with potential corresponding results on the operating per-

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2026 :: 281
PROSHARES TRUST
formance of the Funds and their investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reduc-
ing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s investment advisor, third party service providers and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’
investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete re-
demptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on a Fund’s performance, resulting in losses to your investment.
Risk of Global Economic Shock
Widespread disease, including public health disruptions, pandemics and epidemics (for example, COVID-19 including its vari-
ants), have been and may continue to be highly disruptive to economies and markets. Health crises could exacerbate political, social, and economic risks, and result in breakdowns, delays, shutdowns, social isolation, civil unrest, periods of high unem-
ployment, shortages in and disruptions to the medical care and consumer goods and services industries, and other disrup-
tions to important global, local and regional supply chains, with potential corresponding results on the performance of a Fund and its investments.
Additionally, war, military conflicts, sanctions, acts of terrorism, sustained elevated inflation, supply chain issues or other events could have a significant negative impact on global financial markets and economies. Russia’s military incursions in
Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other coun-
tries against Russia. The ongoing hostilities between the two countries could result in additional widespread conflict and could have a severe adverse effect on the region and certain markets. Sanctions on Russian exports could have a significant adverse impact on the Russian economy and related markets and could affect the value of a Fund’s investments, even beyond any direct exposure a Fund may have to the region or to adjoining geographic regions. The extent and duration of the mili-
tary action, sanctions and resulting market disruptions are impossible to predict, but could have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas. Furthermore, the possibility of a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new un-
certainties in global markets, including the oil and natural gas markets. How long such tensions and related events will last cannot be predicted. These tensions and any related events could have significant impact on a Fund performance and the value of an investment in a Fund.
Trade Disputes
Global economies are interdependent and may be adversely affected by trade disputes with key trading partners and escalat-
ing tariffs imposed on goods and services produced by such countries. To the extent a country engages in retaliatory tariffs, a company that relies on imported parts to produce its own goods may experience increased costs of production or reduced profitability, which may affect consumers, investors and the domestic economy. Trade disputes and retaliatory actions may include embargoes and other trade limitations, which may trigger a significant reduction in international trade and impact the global economy. Trade disputes may also lead to increased currency exchange rate volatility, which can adversely affect the prices of the Fund securities valued in U.S. dollars. Trade disputes could also negatively affect investor confidence in the markets generally and investment growth and could contribute to volatility or overall declines in the U.S. and global invest-
ment markets.
Risks of Government Regulation
The Financial Industry Regulatory Authority (“FINRA”) issued a notice on March 8, 2022 seeking comment on measures that could prevent or restrict investors from buying a broad range of public securities designated as “complex products”— which could include the leveraged and inverse funds offered by ProShare Advisors. The ultimate impact, if any, of these measures remains unclear. However, if regulations are adopted, they could, among other things, prevent or restrict investors’ ability to buy the funds.

282 :: MAY 31, 2026 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
16. Indemnifications
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the
Trust expects risk of significant loss to be remote.
17. Segment Reporting
Operating segments are components of an entity that engage in business activities, have discrete financial information avail-
able, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”) when assessing segment performance and making decisions about segment resources. Each Fund included herein is deemed to be an individual reporting segment and Officers of ProShares Trust, collectively act as CODM. The CODM monitors the operating results of the Trust as a whole and each Fund’s long-term strategic asset allocation is guided by each Fund’s investment objective and principal invest-
ment strategies as described in its prospectus and executed by ProShare Advisors LLC (the "Advisor"). The financial information provided to and reviewed by the CODM is consistent with that presented in the Trust’s financial statements.
18. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM :: 283
PROSHARES TRUST
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of ProShares Trust and Shareholders of each of the forty funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of each of the funds listed in the table below (forty-four of the funds constituting ProShares Trust, hereafter collectively referred to as the "Funds") as of May 31, 2026, the related statements of oper-
ations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of May 31, 2026, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
(a) Statement of operations for the year ended May 31, 2026 and statement of changes in net assets for the years ended May 31, 2026 and 2025
(b) Statement of operations and statement of changes in net assets for the period June 24, 2025 (commencement of investment operations) through May 31, 2026
(c) Statement of operations for the year ended May 31, 2026 and statement of changes in net assets for the year ended May 31, 2026 and the period September 4,
2024 (commencement of investment operations) through May 31, 2025
(d) Statement of operations and statement of changes in net assets for the period May 6, 2026 (commencement of investment operations) through May 31, 2026
*The financial statements are presented on a consolidated basis
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and perform-
ing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026, by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Columbus, Ohio
July 27, 2026
We have served as the auditor of one or more investment companies in ProFunds and ProShares Trust group since 1997.
Big Data Refiners ETF (a)
Decline of the Retail Store ETF (a)
DJ Brookfield Global Infrastructure ETF (a)
Equities for Rising Rates ETF (a)
Global Listed Private Equity ETF (a)
Hedge Replication ETF (a)
High Yield-Interest Rate Hedged (a)
Inflation Expectations ETF (a)
Investment Grade-Interest Rate Hedged (a)
K-1 Free Crude Oil ETF (a)*
Large Cap Core Plus (a)
Long Online/Short Stores ETF (a)
Merger ETF (a)
Metaverse ETF (a)
MSCI EAFE Dividend Growers ETF (a)
MSCI Emerging Markets Dividend Growers ETF (a)
MSCI Europe Dividend Growers ETF (a)
MSCI Transformational Changes ETF (a)
Nanotechnology ETF (a)
Nasdaq-100 Dorsey Wright Momentum ETF (a)
Nasdaq-100 Dynamic Buffer ETF (b)
Nasdaq-100 High Income ETF (a)
On-Demand ETF (a)
Online Retail ETF (a)
Pet Care ETF (a)
Russell 2000 Dividend Growers ETF (a)
Russell 2000 Dynamic Buffer ETF(b)
Russell 2000 High Income ETF (c)
Russell U.S. Dividend Growers ETF (a)
S&P 500 Buyback Aristocrats ETF (d)
S&P 500 Dividend Aristocrats ETF (a)
S&P 500 Dynamic Buffer ETF (b)
S&P 500 Ex-Energy ETF (a)
S&P 500 Ex-Financials ETF (a)
S&P 500 Ex-Health Care ETF (a)
S&P 500 Ex-Technology ETF (a)
S&P 500 High Income ETF (a)
S&P Global Core Battery Metals ETF (a)
S&P Kensho Cleantech ETF (a)
S&P Kensho Smart Factories ETF (a)
S&P MidCap 400 Dividend Aristocrats ETF (a)
S&P Technology Dividend Aristocrats ETF (a)
Smart Materials ETF (a)
Supply Chain Logistics ETF (a)

284 :: MISC. INFORMATION (UNAUDITED)
PROSHARES TRUST
Federal Tax Information
Pursuant to Section 853 of the Internal Revenue Code, the Funds may elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. In addition, these Funds have derived net income from foreign countries. For the tax year end-
ed October 31, 2025, the following Funds had foreign tax credit and foreign source income:
Funds with Short-Term Capital Gain Designation
For the tax year ended October 31, 2025, the Trust does not have any ordinary distributions paid during the Trust’s tax year that are from qualified short-term capital gain. The Funds designate up to the maximum amount of Qualified Short-Term Gains.
Funds with Equalization
For the tax year ended October 31, 2025, the following Funds utilized equalization to offset long-term capital gains with the amounts stated below:
Proxy Voting Information
A description of the Trust’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Trust voted any proxies related to portfolio securities for the prior twelve-month period ended June 30, is available by August 31 of each year, without charge, upon request by contacting the Fund directly at 1-866-PRO-5125 or on the Securities and Exchange Commission
(“SEC”) Website (http://www.sec.gov).
Quarterly Portfolio Holdings Information
The Funds will file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT will be available on the SEC’s Website at http://www.sec.gov. The Funds’ Form N-PORT may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Pub-
lic Reference Room may be obtained by calling 1-800-SEC-0330.
Premium/Discount Information
Information about the differences between the daily market price on the secondary markets for shares of a Fund and the Fund’s net asset value may be found on the website at www.ProShares.com.
Fund
Foreign
Tax Credit
Foreign
Source Income
Global Listed Private Equity ETF
.......................................
$ 13,651 $ 151,567
MSCI EAFE Dividend Growers ETF
.....................................
121,545 1,896,745
MSCI Emerging Markets Dividend Growers ETF
...........................
39,011 248,694
MSCI Europe Dividend Growers ETF
....................................
17,280 202,867
S&P Global Core Battery Metals ETF
....................................
5,309 64,543
Supply Chain Logistics ETF
...........................................
2,886 21,968
Fund
Long-Term
Big Data Refiners ETF
...............................................
$101,823
Large Cap Core Plus
................................................
$12,934,211
Nasdaq-100 Dynamic Buffer ETF
......................................
$25,642
Russell 2000 Dynamic Buffer ETF
......................................
$24,334
S&P 500
®
Dynamic Buffer ETF
.........................................
$33,887
S&P Technology Dividend Aristocrats ETF
................................
$4,582,464

Form N-CSR – Items 8-11 (unaudited) :: 285
PROSHARES TRUST
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
None.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
The initial shareholder of ProShares S&P 500 Dynamic Buffer ETF, ProShares Nasdaq-100 Dynamic Buffer ETF, and ProShares
Russell 2000 Dynamic Buffer ETF (on June 20, 2025) and of ProShares S&P 500 Buyback Aristocrats ETF (on April 30, 2026)
approved by written consent (i) the Investment Advisory and Management Agreement between the Registrant and ProShare Ad-
visors LLC with respect to each Fund; (ii) the Rule 12b-1 Distribution Plan with respect to each Fund; and (iii) the Distribution
Agreement between the Registrant and SEI Investments Distribution Co. with respect to each Fund, each as previously approved by the Registrant’s Board of Trustees with respect to each Fund.
Item 10. Remuneration Paid to Directors, Officers, and Other of Open-End Management Investment Companies.
For the period ended May 31, 2026, the aggregate remuneration the Registrant paid the directors, all members of any advisory board and any officers are included as part of the Financial Statements and Financial Highlights for Open-End Management In-
vestment Companies filed under Item 7 of this Form.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
ProShares S&P 500 Buyback Aristocrats ETF
(the “New ETF”)
At a meeting held on April 8, 2026, the Board of Trustees (the “Board”) of ProShares Trust (the “Trust”) considered the initial ap-
proval of the Investment Advisory and Management Agreement (the “Unitary Fee Agreement”) between the Trust and ProShare
Advisors LLC (the “Advisor”) with respect to the New ETF.
The Independent Trustees consulted with independent legal counsel concerning their responsibilities under state and federal law with respect to their consideration of the approval of the Unitary Fee Agreement and other agreements with respect to the New
ETF. The Advisor, in consultation with the Independent Trustees, retained the services of an independent, third-party consultant to assist in selecting a universe of peer group funds with similar investment strategies, as well as to help them in evaluating in-
formation with respect to certain aspects of their review, including their review of the reasonableness of fees proposed to be paid by the New ETF. It was noted that the Independent Trustees requested, and the Advisor provided, information that was intended to assist the Trustees in evaluating the terms of the Unitary Fee Agreement with respect to the New ETF.
In response to a request made on behalf of the Independent Trustees, the Advisor provided information for the Board to consider relating to the approval of the Unitary Fee Agreement, including information that addressed, among other things: (i) the nature, extent, and quality of the services that were provided or proposed to be provided by the Advisor; (ii) the costs of the services to be provided and the profits expected to be realized by the Advisor; (iii) the investment performance of the Advisor; (iv) the extent to which economies of scale might be realized as the New ETF grow and whether fee levels reflect economies of scale, if any, for the benefit of New ETF shareholders; and (v) other benefits to the Advisor and/or its affiliates from the relationship to the New ETF.
It was noted that certain of this information had previously been provided as part of the Advisor’s 15(c) response materials in connection with the annual contract renewal (15(c)) meeting held on September 29, 2025.
In response to the request made on behalf of the Independent Trustees, the Advisor also provided information and reports rele-
vant to the approval of the Unitary Fee Agreement, including, among other things: (i) information about the advisory services to be provided by the Advisor with respect to the New ETF; (ii) the Advisor’s Form ADV; (iii) biographies of the employees of the Advisor who would be primarily responsible for providing investment advisory services to the New ETF; (iv) information regarding the proposed contractual fees with respect to the New ETF; (v) comparative industry fee data; (vi) information regarding the Advisor’s trade allocation and best execution policies and procedures; (vii) information about the financial condition of the Advisor; (viii)
information regarding how the Advisor expects to monitor the New ETF’s compliance with regulatory requirements and Trust procedures; and (ix) the Advisor’s reputation, expertise and resources.
The Independent Trustees met in Executive Session with Independent Trustee Counsel to discuss and evaluate the information provided by the Advisor and the independent consultant.
In considering whether to approve the Unitary Fee Agreement, the Board did not identify any particular information that was most relevant and each Trustee may have afforded different weight to the various factors.

286 :: Form N-CSR – Items 8-11 (unaudited)
PROSHARES TRUST
Nature, Extent and Quality of the Advisor’s Services
The Board reviewed the nature, extent and quality of the investment advisory and management services to be performed by the
Advisor with respect to the New ETF. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the New ETF effectively. Among other things, the Board considered the following:
the investment objective of the New ETF and the Advisor’s description of the skills needed to manage the New ETF;
the key features of the New ETF, including the investment strategies of the New ETF, as well as the Advisor’s capabilities to manage the New ETF and develop creation and redemption baskets;
the size and experience of the Advisor's portfolio management staff and the Advisor’s ability to recruit, train and retain personnel with relevant experience and the specific expertise necessary to manage the New ETF;
the structure of the portfolio management staff compensation program and the incentives it is intended to provide;
the collateral, credit and cash management functions at the Advisor;
the Advisor’s development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds’ ability to meet their stated investment objectives and minimize counterparty risk;
the Advisor’s ability to monitor compliance with the U.S. Securities and Exchange Commission’s liquidity rule, deriva-
tives rule and valuation requirements, among other applicable regulatory requirements;
a continued investment in personnel and technology by the Advisor that would generally improve capacity and efficien-
cy;
information regarding allocation of existing Fund brokerage and the selection of counterparties for the existing Funds’
portfolio transactions; and
the Advisor’s ability to manage the New ETF in a tax efficient manner.
The Board considered that the Advisor will oversee the operations of the New ETF, including oversight of the New ETF’s service providers, and will provide compliance services to the New ETF.
Based upon its review, the Board, including all of the Independent Trustees, concluded with respect to the New ETF that (i) the investment advisory services to be provided by the Advisor with respect to the New ETF were expected to be of high quality, and
(ii) it was generally satisfied with the nature, quality and extent of services expected to be provided to the New ETF.
Comparison of Services and Fees
At the request of the Independent Trustees, the Advisor presented information about the fairness and reasonableness of the fees payable to the Advisor in light of the services to be provided to the New ETF by or at the expense of the Advisor, the costs of these services, and the comparability to the fees paid by other investment companies offering strategies similar in nature and extent to, and sharing similar pricing characteristics with, the New ETF. This information included comparative fee information prepared by an independent, third-party consultant. The Board discussed the methodology used to prepare the comparative fee data for the
New ETF and the potential limitations of such data. The Advisor also presented information about the significant drivers of cost, as well as the impact of certain costs on fees and expenses directly related to the investment strategy of the New ETF. The Board considered the merits of the proposed unitary fee and the related agreements.
The Board reviewed information prepared by the independent consultant comparing management fee and expense information for the New ETF to that of peer groups of funds (the “Peer Groups”) determined by the consultant as well as to the relevant fund category determined by the consultant. The Board reviewed the Peer Groups and category information prepared by the consul-
tant comparing the contractual fee rate to be paid by the New ETF to other funds with investment objectives most similar to such
New ETF. The Board noted the challenges in compiling the Peer Groups because of the unique characteristics of the New ETF.
Notwithstanding these challenges, the Board found the comparative information it received to be useful in its evaluation of the reasonableness of the Advisor’s proposed fees, including any fee waiver and/or reimbursement arrangements for the New ETF, as applicable.
The Board recognized the challenges in comparing fees across fund complexes because there may be variations in the services that are included in the fees paid by other funds. The Board concluded that the New ETF’s unitary fee rate was reasonable given the services proposed to be provided and the fees charged by other funds in the Peer Groups.

Form N-CSR – Items 8-11 (unaudited) :: 287
PROSHARES TRUST
Profitability
The Board noted that the New ETF had not yet commenced operations, so it could not yet evaluate the Advisor’s profitability relat-
ed to the New ETF. It was noted that each year, as part of its annual contract renewal process, the Trustees discuss the Advisor’s profitability, including the methodology used in the Advisor’s profitability analysis, and receive information provided by the
Advisor relating to its financial condition and overall profitability related to its management of the Funds in the fund complex.
The Board considered and discussed with representatives of the Advisor the significant drivers of cost incurred by (or expected to be incurred by) the Advisor in managing the New ETF, including, but not limited to, employee compensation, information technology, intellectual capital, regulatory compliance and entrepreneurial risk, and the Board further considered the costs that investors would likely incur if they independently sought to achieve the objectives of the New ETF.
Investment Performance of the Funds and the Advisor
The Trustees noted that the New ETF had not yet commenced operations and, therefore, there was no performance information for the New ETF to consider. The Trustees noted, however, the Advisor’s performance record in managing other ETFs that track the performance of an underlying benchmark index and/or seek to provide high income to investors.
Economies of Scale
The Board considered the New ETF’s proposed fee arrangements with the Advisor and noted that, under the Unitary Fee Agree-
ment, the fee rate remains the same (as a percentage of such Fund’s net assets) as asset levels increase. The Board also noted that the Advisor was obligated to pay certain of the New ETF’s operating expenses and that the Advisor would be contractually obli-
gated to pay actual costs above the Unitary Fee (other than excluded costs) and that the Unitary Fee Agreement will provide an ef-
fective cap on the New ETF’s normal operating expenses. The Board also noted the Advisor’s representation that such an arrange-
ment provided important distribution benefits for the New ETF and addressed competitive pressures within the ETF industry.
Other Benefits
The Board considered any indirect, or “fall-out,” benefits to the Advisor or its affiliates to be derived from the relationship to the
New ETF but concluded that such benefits were relatively insignificant.
Conclusions
The Board, including all of the Independent Trustees, concluded that it was in the best interests of the New ETF and its prospec-
tive shareholders to approve the Unitary Fee Agreement and that the terms of the Unitary Fee Agreement for the New ETF were fair and reasonable.

This report is submitted for the general information of the shareholders of ProShares . It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. To obtain the most recent month end performance information for each ETF, visit ProShares.com
.
“S&P Merger Arbitrage”, “S&P 500
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Dividend Aristocrats
®
”, “S&P Global Core Battery Metals Index”, “S&P Strategic Futures Index”, “S&P
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®
”, “S&P Technology Dividend Aristocrats
®
”, certain “S&P Select Industry Indices”, “S&P 500
®
Ex-
Energy Index”, “S&P 500
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®
Ex-Health Care Index”, “S&P 500
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Index” and “Dow Jones Brookfield Global Infrastructure Composite Index” are products of S&P Dow Jones Indices LLC and its
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®
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®
Dividend Elite Index” are a trademark of Russell Investment
Group. “MSCI EAFE Dividend Masters Index”, “MSCI Europe Dividend Masters Index” and “MSCI Emerging Markets Dividend Masters
Index” are service marks of MSCI. “Credit Suisse 130/30 Large Cap Index
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one of its affiliates. “Merrill Lynch Factor Model—Exchange Series”, “Merrill Lynch Factor Model
®
” and “Merrill Lynch International
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”
are intellectual property of Merrill Lynch, Pierce, Fenner & Smith Incorporated
TM
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®
” is a trademark
of Solactive AG, “CITI” is a trademark and service mark of Citigroup Inc. or its affiliates, and is used and registered throughout the
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®
”, “Bloomberg
Commodity Index
SM
” and the names identifying each of the individual Bloomberg Commodity Subindexes are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, “Bloomberg”). “FTSE Developed Europe All Cap Index” is a trademark of the FTSE International Limited (“FTSE”). All have been licensed for use by ProShares . “FTSE
®
” is a trademark of the London Stock
Exchange plc and The Financial Times Limited and is used by FTSE International Limited (“FTSE”) under license. ProShares have not been passed on by these entities or their subsidiaries or affiliates as to their legality or suitability. ProShares are not sponsored, endorsed, sold or promoted by these entities or their subsidiaries or affiliates, and they make no representation regarding the advisability of investing in ProShares . THESE ENTITIES AND THEIR SUBSIDIARIES AND AFFILIATES MAKE NO WARRANTIES AND BEAR
NO LIABILITY WITH RESPECT TO PROSHARES.
© 2026 ProShare Advisors LLC. All rights reserved.  PSSAN0526
ProShares Trust
7272 Wisconsin Avenue, 21st Floor, Bethesda, MD 20814
866.PRO.5125 866.776.5125
ProShares.com

PROSHARES TRUST
Distributor: SEI Investments Distribution Co.
Annual Financial
Statements and
Additional Information
MAY 31, 2026
Bitcoin & Ether Equal Weight ETF*
BETE
Bitcoin & Ether Market Cap Weight ETF*
BETH
Bitcoin ETF*
BITO
CoinDesk 20 Crypto ETF*
KRYP
Ether ETF*
EETH
Short Bitcoin ETF*
BITI
Short Ether ETF*
SETH
Ultra Bitcoin ETF*
BITU
Ultra Ether ETF*
ETHT
Ultra Solana ETF*
SLON
Ultra XRP ETF*
UXRP
UltraShort Bitcoin ETF*
SBIT
UltraShort Ether ETF*
ETHD
* The Bitcoin & Ether Equal Weight ETF, Bitcoin & Ether Market Cap Weight ETF, Bitcoin ETF, CoinDesk 20 Crypto ETF, Ether ETF,
Short Bitcoin ETF, Short Ether ETF, Ultra Bitcoin ETF, Ultra Ether ETF, Ultra Solana ETF, Ultra XRP ETF, UltraShort Bitcoin ETF and
UltraShort Ether ETF funds are consolidated with Cayman Bitcoin & Ether Equal Weight Strategy Portfolio, Cayman Bitcoin &
Ether Strategy Portfolio, Cayman Bitcoin Strategy Portfolio, Cayman CoinDesk 20 Crypto ETF Portfolio, Cayman Ether Strategy
Portfolio, Cayman Bitcoin Inverse Strategy Portfolio, Cayman Short Ether Strategy Portfolio, Cayman Ultra Bitcoin Portfolio,
Cayman Ultra Ether Portfolio, Cayman Ultra Solana Portfolio, Cayman Ultra XRP Portfolio, Cayman UltraShort Bitcoin Portfolio and
Cayman UltraShort Ether Portfolio, respectively.

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1 Consolidated Schedule of Portfolio Investments
17 Consolidated Statements of Assets and Liabilities
21 Consolidated Statements of Operations
25 Consolidated Statements of Changes in Net Assets
31 Consolidated Statements of Cash Flows
33 Consolidated Financial Highlights
42 Notes to Financial Statements
64 Report of Independent Registered Public Accounting Firm
65 Miscellaneous Information
66 Form N-CSR – Items 8-11

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2026 :: 1
PROSHARES TRUST
CONSOLIDATED SCHEDULE
OF PORTFOLIO INVESTMENTS

BITCOIN & ETHER EQUAL WEIGHT ETF :: MAY 31, 2026
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
2
BETE
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 57 .7%
Repurchase Agreements (a) — 57 .7%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $4,893,277
(Cost $4,891,810) $ 4,891,810
$ 4,891,810
Total Investments — 57.7%
(Cost $4,891,810) 4,891,810
Other assets less liabilities — 42.3% 3,590,210
Net Assets — 100.0% $ 8,482,020
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 11,976
Aggregate gross unrealized depreciation —
Net unrealized appreciation $ 11,976
Federal income tax cost $ 4,891,810
Futures Contracts Purchased
Bitcoin & Ether Equal Weight ETF had the following open long futures contracts as of May 31, 2026:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
CME Bitcoin 12 6/26/2026 U.S. Dollar $ 4,422,900 $ 5,490
CME Ether 40 6/26/2026 U.S. Dollar 4,042,000 6,486
$ 11,976

MAY 31, 2026 :: BITCOIN & ETHER MARKET CAP WEIGHT ETF
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
3
BETH
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 61 .4%
Repurchase Agreements (a) — 61 .4%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $7,484,532
(Cost $7,482,289) $ 7,482,289
$ 7,482,289
Total Investments — 61.4%
(Cost $7,482,289) 7,482,289
Other assets less liabilities — 38.6% 4,710,395
Net Assets — 100.0% $ 12,192,684
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 15,699
Aggregate gross unrealized depreciation —
Net unrealized appreciation $ 15,699
Federal income tax cost $ 7,482,289
Futures Contracts Purchased
Bitcoin & Ether Market Cap Weight ETF had the following open long futures contracts as of May 31, 2026:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
CME Bitcoin 29 6/26/2026 U.S. Dollar $ 10,688,675 $ 13,267
CME Ether 15 6/26/2026 U.S. Dollar 1,515,750 2,432
$ 15,699

BITCOIN ETF :: MAY 31, 2026
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
4
BITO
::
See accompanying notes to the financial statements.
Investments
Shares Value
Exchange Traded Funds — 64 .8%
ProShares GENIUS Money
Market ETF, 3.53%(a)(b)
(Cost $1,101,150,400) 11,000,000 $ 1,101,320,000
Principal
Amount
Short-Term Investments — 4 .8%
Repurchase Agreements (c) — 4 .8%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $81,906,020
(Cost $81,881,458) $ 81,881,458
81,881,458
Total Investments — 69.6%
(Cost $1,183,031,858) 1,183,201,458
Other assets less liabilities — 30.4% 515,746,705
Net Assets — 100.0% $ 1,698,948,163
(a) Affiliated company as defined under the Investment Company
Act of 1940.
(b) Represents 7-day effective yield as of May 31, 2026.
(c) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 169,600
Aggregate gross unrealized depreciation (51,758,999)
Net unrealized depreciation $ (51,589,399)
Federal income tax cost $ 1,183,031,858
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
May 31, 2026
($)
Shares held
at May 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF — 1,851,450,400 (750,931,130) 631,130 169,600 1,101,320,000 11,000,000 9,648,225
Futures Contracts Purchased
Bitcoin ETF had the following open long futures contracts as of May 31, 2026:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Depreciation
AAAAAA
CME Bitcoin 4,220 6/26/2026 U.S. Dollar $ 1,555,386,500 $ (51,698,249)
Coinbase Bitcoin 1,000 6/26/2026 U.S. Dollar 73,760,000 (60,750)
$ (51,758,999)

See accompanying notes to the financial statements.
MAY 31, 2026 :: BITCOIN ETF
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
5
BITO
::
Swap Agreements
a
Bitcoin ETF had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
66,588,772 6/30/2026
Societe
Generale 1.00%
S&P CME Bitcoin
Daily Roll Index — — — —
66,588,772 —
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Consolidated
Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its
Consolidated Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Consolidated
Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

COINDESK 20 CRYPTO ETF :: MAY 31, 2026
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
6
KRYP
::
See accompanying notes to the financial statements.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation (180,405)
Net unrealized depreciation $ (180,405)
Federal income tax cost $ —
Swap Agreements
a
CoinDesk 20 Crypto ETF had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
1,737,370 2/8/2027 FalconX 12.50% CoinDesk 20 Index (63,863) — 63,863 —
3,188,163 2/8/2027 Galaxy 12.12% CoinDesk 20 Index (116,542) — 116,542 —
4,925,533 (180,405)
Total Unrealized
Depreciation
(180,405)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Consolidated
Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its
Consolidated Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Consolidated
Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

MAY 31, 2026 :: ETHER ETF
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
7
EETH
::
See accompanying notes to the financial statements.
Investments
Shares Value
Exchange Traded Funds — 16 .4%
ProShares GENIUS Money
Market ETF, 3.53%(a)(b)
(Cost $10,009,000) 100,000 $ 10,012,000
Principal
Amount
Short-Term Investments — 44 .9%
Repurchase Agreements (c) — 44 .9%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $27,423,468
(Cost $27,415,245) $ 27,415,245
27,415,245
Total Investments — 61.3%
(Cost $37,424,245) 37,427,245
Other assets less liabilities — 38.7% 23,662,059
Net Assets — 100.0% $ 61,089,304
(a) Affiliated company as defined under the Investment Company
Act of 1940.
(b) Represents 7-day effective yield as of May 31, 2026.
(c) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 3,000
Aggregate gross unrealized depreciation (1,628,349)
Net unrealized depreciation $ (1,625,349)
Federal income tax cost $ 37,424,245
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
May 31, 2026
($)
Shares held
at May 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF — 30,017,000 (20,025,867) 17,867 3,000 10,012,000 100,000 119,718
Futures Contracts Purchased
Ether ETF had the following open long futures contracts as of May 31, 2026:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Depreciation
AAAAAA
CME Ether 605 6/26/2026 U.S. Dollar $ 61,135,250 $ (1,628,349)

SHORT BITCOIN ETF :: MAY 31, 2026
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
8
BITI
::
See accompanying notes to the financial statements.
Investments
Shares Value
Exchange Traded Funds — 28 .2%
ProShares GENIUS Money
Market ETF, 3.53%(a)(b)
(Cost $50,067,350) 500,000 $ 50,060,000
Principal
Amount
Short-Term Investments — 29 .0%
Repurchase Agreements (c) — 29 .0%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $51,494,270
(Cost $51,478,827) $ 51,478,827
51,478,827
Total Investments — 57.2%
(Cost $101,546,177) 101,538,827
Other assets less liabilities — 42.8% 75,822,166
Net Assets — 100.0% $ 177,360,993
(a) Affiliated company as defined under the Investment Company
Act of 1940.
(b) Represents 7-day effective yield as of May 31, 2026.
(c) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 5,134,933
Aggregate gross unrealized depreciation (7,350)
Net unrealized appreciation $ 5,127,583
Federal income tax cost $ 101,546,177
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
(Depreciation)
($)
Value at
May 31, 2026
($)
Shares held
at May 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF — 100,087,350 (50,064,669) 44,669 (7,350) 50,060,000 500,000 398,830
Futures Contracts Sold
Short Bitcoin ETF had the following open short futures contracts as of May 31, 2026:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
CME Bitcoin 476 6/26/2026 U.S. Dollar $ 175,441,700 $ 5,134,933

MAY 31, 2026 :: SHORT ETHER ETF
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
9
SETH
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 40 .0%
Repurchase Agreements (a) — 40 .0%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $7,644,627
(Cost $7,642,335) $ 7,642,335
$ 7,642,335
Total Investments — 40.0%
(Cost $7,642,335) 7,642,335
Other assets less liabilities — 60.0% 11,444,494
Net Assets — 100.0% $ 19,086,829
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 106,504
Aggregate gross unrealized depreciation —
Net unrealized appreciation $ 106,504
Federal income tax cost $ 7,642,335
Futures Contracts Sold
Short Ether ETF had the following open short futures contracts as of May 31, 2026:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
CME Ether 184 6/26/2026 U.S. Dollar $ 18,593,200 $ 106,504

ULTRA BITCOIN ETF :: MAY 31, 2026
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
10
BITU
::
See accompanying notes to the financial statements.
Investments
Shares Value
Exchange Traded Funds — 4 .6%
ProShares GENIUS Money
Market ETF, 3.53%(a)(b)
(Cost $20,008,000) 200,000 $ 20,024,000
Principal
Amount
Short-Term Investments — 7 .5%
Repurchase Agreements (c) — 7 .5%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $32,873,628
(Cost $32,863,770) $ 32,863,770
32,863,770
Total Investments — 12.1%
(Cost $52,871,770) 52,887,770
Other assets less liabilities — 87.9% 385,377,425
Net Assets — 100.0% $ 438,265,195
(a) Affiliated company as defined under the Investment Company
Act of 1940.
(b) Represents 7-day effective yield as of May 31, 2026.
(c) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 21,510,225
Aggregate gross unrealized depreciation (55,779,272)
Net unrealized depreciation $ (34,269,047)
Federal income tax cost $ 52,871,770
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
May 31, 2025
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net
Realized
Gain
($)
Change in
Unrealized
Appreciation
($)
Value at
May 31, 2026
($)
Shares held
at May 31,
2026
Income
($)
ProShares
GENIUS Money
Market ETF — 20,008,000 – – 16,000 20,024,000 200,000 173,301
Futures Contracts Purchased
Ultra Bitcoin ETF had the following open long futures contracts as of May 31, 2026:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Depreciation
AAAAAA
CME Bitcoin 579 6/26/2026 U.S. Dollar $ 213,404,925 $ (8,496,700)

See accompanying notes to the financial statements.
MAY 31, 2026 :: ULTRA BITCOIN ETF
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
11
BITU
::
Swap Agreements
a
Ultra Bitcoin ETF had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
122,424,130 6/22/2026
Barclays Bank
PLC 7.62% iShares Bitcoin Trust (5,824,160) — 5,824,160 —
81,851,491 11/6/2026
CF Secured,
LLC 12.12%
Fidelity Wise Origin
Bitcoin (38,657,769) — 38,657,769 —
78,362,359 11/6/2026 Citibank NA 6.62%
Fidelity Wise Origin
Bitcoin (2,800,643) — 2,800,643 —
156,235,683 11/6/2026
Goldman Sachs
International 6.62% iShares Bitcoin Trust 6,285,946 (6,285,946) — —
110,788,129 12/7/2026
J.P. Morgan
Securities, LLC 6.62% iShares Bitcoin Trust 4,176,885 (4,082,786) — 94,099
111,644,542 12/7/2026
Nomura Global
Financial
Products Inc. 9.62% iShares Bitcoin Trust 11,031,394 (11,031,394) — —
661,306,334 (25,788,347)
Total Unrealized
Appreciation
21,494,225
Total Unrealized
Depreciation
(47,282,572)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Consolidated
Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its
Consolidated Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Consolidated
Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRA ETHER ETF :: MAY 31, 2026
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
12
ETHT
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 1 .8%
Repurchase Agreements (a) — 1 .8%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $3,557,959
(Cost $3,556,893) $ 3,556,893
$ 3,556,893
Total Investments — 1.8%
(Cost $3,556,893) 3,556,893
Other assets less liabilities — 98.2% 195,669,671
Net Assets — 100.0% $ 199,226,564
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation (46,211,449)
Net unrealized depreciation $ (46,211,449)
Federal income tax cost $ 3,556,893
Futures Contracts Purchased
Ultra Ether ETF had the following open long futures contracts as of May 31, 2026:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Depreciation
AAAAAA
CME Ether 1,401 6/26/2026 U.S. Dollar $ 141,571,050 $ (5,109,003)
Swap Agreements
a
Ultra Ether ETF had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
109,791,895 12/7/2026
Goldman Sachs
International 8.12%
iShares Ethereum
Trust (16,364,963) — 16,364,963 —
147,587,106 11/6/2026
Nomura Global
Financial
Products Inc. 18.62%
iShares Ethereum
Trust (24,737,483) — 24,737,483 —
257,379,001 (41,102,446)
Total Unrealized
Depreciation
(41,102,446)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Consolidated
Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its
Consolidated Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Consolidated
Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

MAY 31, 2026 :: ULTRA SOLANA ETF
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
13
SLON
::
See accompanying notes to the financial statements.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation (1,368,772)
Net unrealized depreciation $ (1,368,772)
Federal income tax cost $ —
Futures Contracts Purchased
Ultra Solana ETF had the following open long futures contracts as of May 31, 2026:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Depreciation
AAAAAA
CME Solana 678 6/26/2026 U.S. Dollar $ 27,798,000 $ (654,520)
Coinbase Solana 1,200 6/26/2026 U.S. Dollar 9,856,800 (714,252)
$ (1,368,772)

ULTRA XRP ETF :: MAY 31, 2026
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
14
UXRP
::
See accompanying notes to the financial statements.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation (1,749,856)
Net unrealized depreciation $ (1,749,856)
Federal income tax cost $ —
Futures Contracts Purchased
Ultra XRP ETF had the following open long futures contracts as of May 31, 2026:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Depreciation
AAAAAA
CME XRP 804 6/26/2026 U.S. Dollar $ 53,285,100 $ (571,348)
Coinbase XRP 1,800 6/26/2026 U.S. Dollar 23,902,200 (1,178,508)
$ (1,749,856)

MAY 31, 2026 :: ULTRASHORT BITCOIN ETF
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
15
SBIT
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 17 .2%
Repurchase Agreements (a) — 17 .2%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $34,637,897
(Cost $34,627,511) $ 34,627,511
$ 34,627,511
Total Investments — 17.2%
(Cost $34,627,511) 34,627,511
Other assets less liabilities — 82.8% 166,736,433
Net Assets — 100.0% $ 201,363,944
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 6,720,810
Aggregate gross unrealized depreciation (222,076)
Net unrealized appreciation $ 6,498,734
Federal income tax cost $ 34,627,511
Futures Contracts Sold
UltraShort Bitcoin ETF had the following open short futures contracts as of May 31, 2026:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
CME Bitcoin 459 6/26/2026 U.S. Dollar $ 169,175,925 $ 5,251,645
Swap Agreements
a
UltraShort Bitcoin ETF had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(14,833,227) 6/22/2026
Barclays Bank
PLC (6.62)% iShares Bitcoin Trust 700,504 (700,504) — —
(60,268,180) 11/6/2026 Citibank NA 1.38%
Fidelity Wise Origin
Bitcoin 768,661 — (768,661) —
(64,368,014) 2/8/2027
Goldman Sachs
International (3.62)% iShares Bitcoin Trust (88,848) — 88,848 —
(93,696,308) 2/8/2027
Nomura Global
Financial
Products Inc. (3.12)% iShares Bitcoin Trust (133,228) — 133,228 —
(233,165,729) 1,247,089
Total Unrealized
Appreciation
1,469,165
Total Unrealized
Depreciation
(222,076)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Consolidated
Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its
Consolidated Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Consolidated
Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRASHORT ETHER ETF :: MAY 31, 2026
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
16
ETHD
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 0 .2%
Repurchase Agreements (a) — 0 .2%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $175,967
(Cost $175,915) $ 175,915
$ 175,915
Total Investments — 0.2%
(Cost $175,915) 175,915
Other assets less liabilities — 99.8% 88,320,179
Net Assets — 100.0% $ 88,496,094
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 11,627,629
Aggregate gross unrealized depreciation —
Net unrealized appreciation $ 11,627,629
Federal income tax cost $ 175,915
Futures Contracts Sold
UltraShort Ether ETF had the following open short futures contracts as of May 31, 2026:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
CME Ether 889 6/26/2026 U.S. Dollar $ 89,833,450 $ 2,595,600
Swap Agreements
a
UltraShort Ether ETF had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
(44,765,961) 11/6/2026
Goldman Sachs
International (3.62)%
iShares Ethereum
Trust 3,227,860 (3,227,860) — —
(41,886,245) 11/6/2026
Nomura Global
Financial
Products Inc. 1.38%
iShares Ethereum
Trust 5,804,169 (5,804,169) — —
(86,652,206) 9,032,029
Total Unrealized
Appreciation
9,032,029
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Consolidated
Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its
Consolidated Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Consolidated
Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2026 :: 17
PROSHARES TRUST
CONSOLIDATED STATEMENTS OF ASSETS
AND LIABILITIES

18 :: MAY 31, 2026 :: CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
Bitcoin &
Ether Equal
Weight ETF
Bitcoin &
Ether Market
Cap Weight
ETF Bitcoin ETF
CoinDesk 20
Crypto ETF Ether ETF
ASSETS:
Unaffiliated securities and Repurchase Agreements,
at cost $ 4,891,810 $ 7,482,289 $ 81,881,458 $ — $ 27,415,245
Affiliated securities, at cost — — 1,101,150,400 — 10,009,000
Affiliated securities, at value — — 1,101,320,000 — 10,012,000
Repurchase Agreements, at value 4,891,810 7,482,289 81,881,458 — 27,415,245
Cash 993,427 1,346,927 3,605,826 3,632,812 2,081,437
Segregated cash balances with brokers for futures
contracts 2,590,430 3,355,354 485,603,668 — 21,519,608
Segregated cash balances with custodian for swap
agreements — — 31,008,156 1,431,500 —
Interest receivable 4,844 6,561 963,939 3,117 45,310
Receivable for variation margin on futures contracts 8,734 11,850 2,306,050 — 68,607
Total Assets 8,489,245 12,202,981 1,706,689,097 5,067,429 61,142,207
LIABILITIES:
Payable to Advisor 7,156 10,198 1,317,067 2,623 52,349
Trustee fees payable 55 78 11,588 27 425
Compliance services fees payable 14 21 3,461 2 129
Payable for variation margin on futures contracts — — 3,332,978 — —
Payable to counterparty for non-exchange traded
swap agreements — — 3,075,840 — —
Unrealized depreciation on non-exchange traded swap
agreements — — — 180,405 —
Total Liabilities 7,225 10,297 7,740,934 183,057 52,903
NET ASSETS
$ 8,482,020 $ 12,192,684 $ 1,698,948,163 $ 4,884,372 $ 61,089,304
NET ASSETS CONSIST OF:
Paid in Capital $ 10,109,570 $ 13,291,987 $ 1,520,193,324 $ 5,750,610 $ 112,572,169
Distributable earnings (loss) (1,627,550) (1,099,303) 178,754,839 (866,238) (51,482,865)
NET ASSETS
$ 8,482,020 $ 12,192,684 $ 1,698,948,163 $ 4,884,372 $ 61,089,304
Shares (unlimited number of shares authorized, no par
value) 250,000 300,000 169,530,001 235,001 2,470,000
Net Asset Value $ 33.93 $ 40.64 $ 10.02 $ 20.78 $ 24.73

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2026 :: 19
PROSHARES TRUST
See accompanying notes to the financial statements.
Short Bitcoin
ETF
Short Ether
ETF
Ultra Bitcoin
ETF
Ultra Ether
ETF
Ultra Solana
ETF
ASSETS:
Unaffiliated securities and Repurchase Agreements,
at cost $ 51,478,827 $ 7,642,335 $ 32,863,770 $ 3,556,893 $ —
Affiliated securities, at cost 50,067,350 — 20,008,000 — —
Affiliated securities, at value 50,060,000 — 20,024,000 — —
Repurchase Agreements, at value 51,478,827 7,642,335 32,863,770 3,556,893 —
Cash 29,259,431 5,425,425 48,376,373 26,303,632 3,182,384
Segregated cash balances with brokers for futures
contracts 46,316,609 6,544,806 66,196,748 53,706,540 15,589,302
Segregated cash balances with custodian for swap
agreements — — 298,554,368 157,460,000 —
Interest receivable 86,512 9,346 771,791 374,635 25,965
Receivable for capital shares issued — 97 963 109 472,934
Receivable for variation margin on futures contracts 481,668 450,976 7,255,639 152,165 —
Unrealized appreciation on non-exchange traded swap
agreements — — 21,494,225 — —
Total Assets 177,683,047 20,072,985 495,537,877 241,553,974 19,270,585
LIABILITIES:
Payable for capital shares redeemed — 972,641 9,590,769 1,044,228 —
Payable to Advisor 133,798 13,437 394,244 178,883 15,028
Trustee fees payable 868 76 3,334 1,257 144
Compliance services fees payable 63 2 1,763 596 31
Payable for variation margin on futures contracts 187,325 — — — 481,578
Unrealized depreciation on non-exchange traded swap
agreements — — 47,282,572 41,102,446 —
Total Liabilities 322,054 986,156 57,272,682 42,327,410 496,781
NET ASSETS
$ 177,360,993 $ 19,086,829 $ 438,265,195 $ 199,226,564 $ 18,773,804
NET ASSETS CONSIST OF:
Paid in Capital $ 338,740,327 $ 18,881,111 $ 862,914,880 $ 821,707,423 $ 106,475,864
Distributable earnings (loss) (161,379,334) 205,718 (424,649,685) (622,480,859) (87,702,060)
NET ASSETS
$ 177,360,993 $ 19,086,829 $ 438,265,195 $ 199,226,564 $ 18,773,804
Shares (unlimited number of shares authorized, no par
value) 7,457,879 392,464 33,350,001 15,259,898 794,000
Net Asset Value $ 23.78 $ 48.63 $ 13.14 $ 13.06 $ 23.64

20 :: MAY 31, 2026 :: CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra XRP ETF
UltraShort
Bitcoin ETF
UltraShort
Ether ETF
ASSETS:
Unaffiliated securities and Repurchase Agreements, at cost $ — $ 34,627,511 $ 175,915
Repurchase Agreements, at value — 34,627,511 175,915
Cash 7,273,873 18,965,095 9,624,864
Segregated cash balances with brokers for futures contracts 31,192,052 50,418,937 32,523,063
Segregated cash balances with custodian for swap agreements — 95,833,247 40,550,000
Interest receivable 40,563 269,265 117,936
Receivable for capital shares issued — 938,745 569
Receivable for variation margin on futures contracts 168,512 2,701,955 2,519,095
Unrealized appreciation on non-exchange traded swap agreements — 1,469,165 9,032,029
Total Assets 38,675,000 205,223,920 94,543,471
LIABILITIES:
Payable for capital shares redeemed — 3,284,125 5,808,944
Payable to Advisor 29,065 146,870 67,657
Trustee fees payable 310 927 400
Compliance services fees payable 68 41 24
Payable for variation margin on futures contracts — 205,937 170,352
Unrealized depreciation on non-exchange traded swap agreements — 222,076 —
Total Liabilities 29,443 3,859,976 6,047,377
NET ASSETS
$ 38,645,557 $ 201,363,944 $ 88,496,094
NET ASSETS CONSIST OF:
Paid in Capital $ 230,125,898 $ 219,306,837 $ 61,445,589
Distributable earnings (loss) (191,480,341) (17,942,893) 27,050,505
NET ASSETS
$ 38,645,557 $ 201,363,944 $ 88,496,094
Shares (unlimited number of shares authorized, no par value) 2,302,000 4,291,941 1,372,925
Net Asset Value $ 16.79 $ 46.92 $ 64.46

CONSOLIDATED STATEMENTS OF OPERATIONS :: MAY 31, 2026 :: 21
PROSHARES TRUST
CONSOLIDATED STATEMENTS OF
OPERATIONS

22 :: FOR THE PERIOD ENDED MAY 31, 2026 :: CONSOLIDATED STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements.
Bitcoin & Ether
Equal Weight
ETF
Bitcoin & Ether
Market Cap
Weight ETF Bitcoin ETF
CoinDesk 20
Crypto ETF Ether ETF
Year Ended
May 31, 2026
Year Ended
May 31, 2026
Year Ended
May 31, 2026
February 2,
2026*
through
May 31, 2026
Year Ended
May 31, 2026
INVESTMENT INCOME:
Dividends from affiliated securities $ — $ — $ 9,648,225 $ — $ 119,718
Interest 315,363 494,905 69,040,255 15,809 2,143,081
Total Investment Income 315,363 494,905 78,688,480 15,809 2,262,799
EXPENSES:
Advisory fees (Note 4) 101,695 151,730 22,288,860 9,247 802,399
Trustees fees and expenses (Note 5) 192 288 42,330 31 1,504
Compliance services fees (Note 4) 52 83 12,448 8 378
Interest expense 9,759 13,879 — — 76,700
Total Gross Expenses before fees waived and/or
reimbursed 111,698 165,980 22,343,638 9,286 880,981
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (9,759) (13,879) — — (76,700)
Total Net Expenses   101,939 152,101 22,343,638 9,286 804,281
Net Investment Income (Loss) 213,424 342,804 56,344,842 6,523 1,458,518
NET REALIZED GAIN (LOSS) FROM:
Transactions in unaffiliated investment securities (127) (200) 60,928 — (558)
Transactions in affiliated investment securities — — 631,130 — 17,867
Payment from Advisor — — 444,525 — 6,048
Expiration or closing of futures contracts (4,717,343) (7,114,093) (1,036,697,774) — (35,413,644)
Expiration or closing of non-exchange traded swap
agreements — — (35,572,438) (689,370) —
Net realized gain (loss) (4,717,470) (7,114,293) (1,071,133,629) (689,370) (35,390,287)
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Affiliated investment securities — — 169,600 — 3,000
Futures contracts 176,852 207,112 60,547,339 — (359,722)
Non-exchange traded swap agreements — — — (180,405) —
Change in net unrealized appreciation/depreciation 176,852 207,112 60,716,939 (180,405) (356,722)
Net realized and unrealized gain (loss) (4,540,618) (6,907,181) (1,010,416,690) (869,775) (35,747,009)
Change in Net Assets Resulting from Operations $ (4,327,194) $ (6,564,377) $ (954,071,848) $ (863,252) $ (34,288,491)
* Commencement of investment operations.

CONSOLIDATED STATEMENTS OF OPERATIONS :: FOR THE PERIOD ENDED MAY 31, 2026 :: 23
PROSHARES TRUST
See accompanying notes to the financial statements.
Short Bitcoin
ETF Short Ether ETF Ultra Bitcoin ETF Ultra Ether ETF Ultra Solana ETF
Year Ended
May 31, 2026
Year Ended
May 31, 2026
Year Ended
May 31, 2026
Year Ended
May 31, 2026
July 14, 2025*
through
May 31, 2026
INVESTMENT INCOME:
Dividends from affiliated securities $ 398,830 $ — $ 173,301 $ — $ —
Interest 2,752,014 283,086 19,598,339 9,007,003 826,696
Total Investment Income 3,150,844 283,086 19,771,640 9,007,003 826,696
EXPENSES:
Advisory fees (Note 4) 1,064,528 106,563 7,793,134 3,485,048 287,177
Trustees fees and expenses (Note 5) 1,986 187 15,797 6,539 553
Compliance services fees (Note 4) 552 49 5,144 1,759 117
Interest expense 71,024 8,431 — 18,652 423,333
Futures Commission Merchant fees — — — — 50,540
Total Gross Expenses before fees waived and/or
reimbursed 1,138,090 115,230 7,814,075 3,511,998 761,720
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) — (8,431) — (55,463) —
Total Net Expenses   1,138,090 106,799 7,814,075 3,456,535 761,720
Net Investment Income (Loss) 2,012,754 176,287 11,957,565 5,550,468 64,976
NET REALIZED GAIN (LOSS) FROM:
Transactions in unaffiliated investment securities (818) (182) — (38,289) —
Transactions in affiliated investment securities 44,669 — — — —
Payment from Advisor 18,513 — 8,064 — —
Expiration or closing of futures contracts 24,685,165 2,933,172 (217,170,682) (135,631,973) (86,556,020)
Expiration or closing of non-exchange traded swap
agreements — — (208,892,346) (254,195,985) —
Net realized gain (loss) 24,747,529 2,932,990 (426,054,964) (389,866,247) (86,556,020)
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Affiliated investment securities (7,350) — 16,000 — —
Futures contracts 2,056,074 (1,895) 29,372,007 2,770,209 (1,368,772)
Non-exchange traded swap agreements — — (294,895,727) (64,293,735) —
Change in net unrealized appreciation/depreciation 2,048,724 (1,895) (265,507,720) (61,523,526) (1,368,772)
Net realized and unrealized gain (loss) 26,796,253 2,931,095 (691,562,684) (451,389,773) (87,924,792)
Change in Net Assets Resulting from Operations $ 28,809,007 $ 3,107,382 $ (679,605,119) $ (445,839,305) $ (87,859,816)
* Commencement of investment operations.

24 :: FOR THE PERIOD ENDED MAY 31, 2026 :: CONSOLIDATED STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra XRP ETF
UltraShort
Bitcoin ETF
UltraShort Ether
ETF
July 14, 2025*
through
May 31, 2026
Year Ended
May 31, 2026
Year Ended
May 31, 2026
INVESTMENT INCOME:
Interest $ 1,577,984 $ 3,093,939 $ 1,865,388
Total Investment Income 1,577,984 3,093,939 1,865,388
EXPENSES:
Advisory fees (Note 4) 562,910 1,120,093 690,020
Trustees fees and expenses (Note 5) 1,100 2,019 1,222
Compliance services fees (Note 4) 232 569 313
Interest expense 851,456 — —
Futures Commission Merchant fees 21,631 — —
Total Expenses 1,437,329 1,122,681 691,555
Net Investment Income (Loss) 140,655 1,971,258 1,173,833
NET REALIZED GAIN (LOSS) FROM:
Expiration or closing of futures contracts (190,179,751) (25,028,974) (28,486,865)
Expiration or closing of non-exchange traded swap agreements — 30,400,624 47,297,179
Net realized gain (loss) (190,179,751) 5,371,650 18,810,314
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Futures contracts (1,749,856) 4,589,250 1,444,872
Non-exchange traded swap agreements — 28,773,690 11,177,972
Change in net unrealized appreciation/depreciation (1,749,856) 33,362,940 12,622,844
Net realized and unrealized gain (loss) (191,929,607) 38,734,590 31,433,158
Change in Net Assets Resulting from Operations $ (191,788,952) $ 40,705,848 $ 32,606,991
* Commencement of investment operations.

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS :: MAY 31, 2026 :: 25
PROSHARES TRUST
CONSOLIDATED STATEMENTS OF CHANGES
IN NET ASSETS

26 :: MAY 31, 2026 :: CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
Bitcoin & Ether Equal Weight ETF
Bitcoin & Ether Market Cap Weight
ETF Bitcoin ETF
Year Ended May
31, 2026
Year Ended May
31, 2025
Year Ended May
31, 2026
Year Ended May
31, 2025
Year Ended May
31, 2026
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 213,424 $ 214,954 $ 342,804 $ 308,208 $ 56,344,842 $ 68,627,887
Net realized gain (loss) (4,717,470) 993,003 (7,114,293) 2,940,466 (1,071,133,629) 973,473,500
Change in net unrealized
appreciation/depreciation 176,852 (120,637) 207,112 (87,338) 60,716,939 (119,278,727)
Change in net assets resulting
from operations (4,327,194) 1,087,320 (6,564,377) 3,161,336 (954,071,848) 922,822,660
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings (4,621,100) (822,157) (5,668,037) (2,027,980) (987,166,584) (1,191,193,524)
Tax return of capital — (77,373) — — — —
Total distributions (4,621,100) (899,530) (5,668,037) (2,027,980) (987,166,584) (1,191,193,524)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 10,680,803 8,500,181 12,627,131 8,025,979 2,392,486,980 2,823,550,929
Cost of shares redeemed (1,576,629) (5,973,559) (3,003,014) (2,499,581) (1,217,109,142) (2,169,545,118)
Change in net assets resulting
from capital transactions 9,104,174 2,526,622 9,624,117 5,526,398 1,175,377,838 654,005,811
Change in net assets 155,880 2,714,412 (2,608,297) 6,659,754 (765,860,594) 385,634,947
NET ASSETS:
Beginning of period $ 8,326,140 $ 5,611,728 $ 14,800,981 $ 8,141,227 $ 2,464,808,757 $ 2,079,173,810
End of period $ 8,482,020 $ 8,326,140 $ 12,192,684 $ 14,800,981 $ 1,698,948,163 $ 2,464,808,757
SHARE TRANSACTIONS:
Beginning of period 120,000 70,000 180,000 100,000 112,140,001 76,100,001
Issued 160,000 130,000 170,000 110,000 158,560,000 135,080,000
Redeemed (30,000) (80,000) (50,000) (30,000) (101,170,000) (99,040,000)
Shares outstanding, end of
period
250,000 120,000 300,000 180,000 169,530,001 112,140,001
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period.
See Note 7 to the Financial Statements.

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS :: MAY 31, 2026 :: 27
PROSHARES TRUST
See accompanying notes to the financial statements.
CoinDesk 20
Crypto ETF Ether ETF Short Bitcoin ETF
February 2, 2026*
through
May 31, 2026
Year Ended May
31, 2026
Year Ended May
31, 2025
Year Ended May
31, 2026
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 6,523 $ 1,458,518 $ 2,157,216 $ 2,012,754 $ 2,186,831
Net realized gain (loss) (689,370) (35,390,287) (37,373,558) 24,747,529 (35,900,908)
Change in net unrealized appreciation/
depreciation (180,405) (356,722) (1,244,278) 2,048,724 2,389,991
Change in net assets resulting from
operations (863,252) (34,288,491) (36,460,620) 28,809,007 (31,324,086)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings (2,986) (32,877,052) (895,566) (12,820,075) (1,785,416)
Tax return of capital — — (6,229,293) — —
Total distributions (2,986) (32,877,052) (7,124,859) (12,820,075) (1,785,416)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 9,666,712 539,480,653 51,447,176 295,047,171 283,667,396
Cost of shares redeemed (3,916,102) (464,949,954) (56,343,213) (214,434,332) (248,545,977)
Change in net assets resulting from capital
transactions 5,750,610 74,530,699 (4,896,037) 80,612,839 35,121,419
Change in net assets 4,884,372 7,365,156 (48,481,516) 96,601,771 2,011,917
NET ASSETS:
Beginning of period $ — $ 53,724,148 $ 102,205,664 $ 80,759,222 $ 78,747,305
End of period $ 4,884,372 $ 61,089,304 $ 53,724,148 $ 177,360,993 $ 80,759,222
SHARE TRANSACTIONS:
Beginning of period — 1,130,000 1,250,000 3,977,879 2,084,000
Issued 420,001 12,430,000 880,000 13,210,000 10,488,000
Redeemed (185,000) (11,090,000) (1,000,000) (9,730,000) (8,594,121)
Shares outstanding, end of period
235,001 2,470,000 1,130,000 7,457,879 3,977,879
* Commencement of investment operations.
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period.
See Note 7 to the Financial Statements.

28 :: MAY 31, 2026 :: CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
Short Ether ETF Ultra Bitcoin ETF Ultra Ether ETF
Year Ended May
31, 2026
Year Ended May
31, 2025
Year Ended May
31, 2026
Year Ended May
31, 2025
Year Ended May
31, 2026
June 7, 2024*
through
May 31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 176,287 $ 98,860 $ 11,957,565 $ 3,859,284 $ 5,550,468 $ 1,445,961
Net realized gain (loss) 2,932,990 37,871 (426,054,964) 209,066,761 (389,866,247) (156,595,387)
Change in net unrealized
appreciation/depreciation (1,895) 134,252 (265,507,720) 231,775,258 (61,523,526) 15,312,077
Change in net assets resulting
from operations 3,107,382 270,983 (679,605,119) 444,701,303 (445,839,305) (139,837,349)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings (1,430,779) (141,559) (219,760,326) (46,803,348) (11,187,909) (23,933)
Tax return of capital (53,000) — — — — —
Total distributions (1,483,779) (141,559) (219,760,326) (46,803,348) (11,187,909) (23,933)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 45,844,441 13,785,846 866,658,885 1,065,157,919 983,389,841 366,681,544
Cost of shares redeemed (32,235,675) (16,985,710) (686,141,781) (522,883,350) (517,612,096) (36,741,329)
Change in net assets resulting
from capital transactions 13,608,766 (3,199,864) 180,517,104 542,274,569 465,777,745 329,940,215
Change in net assets 15,232,369 (3,070,440) (718,848,341) 940,172,524 8,750,531 190,078,933
NET ASSETS:
Beginning of period $ 3,854,460 $ 6,924,900 $ 1,157,113,536 $ 216,941,012 $ 190,476,033 $ 397,100
End of period $ 19,086,829 $ 3,854,460 $ 438,265,195 $ 1,157,113,536 $ 199,226,564 $ 190,476,033
SHARE TRANSACTIONS:
Beginning of period 62,500
(b)
102,500
(b)
22,940,001 6,210,001 4,422,000
(b)
2,000
(b)
Issued 1,080,000
(b)
192,500
(b)
34,990,000 30,930,000 23,760,000
(b)
5,182,000
(b)
Redeemed (750,036)
(b)
(232,500)
(b)
(24,580,000) (14,200,000) (12,922,102)
(b)
(762,000)
(b)
Shares outstanding, end of
period
392,464 62,500
(b)
33,350,001 22,940,001 15,259,898 4,422,000
(b)
* Commencement of investment operations.
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period.
See Note 7 to the Financial Statements.
(b) Share amounts have been restated on a retroactive basis to reflect share splits and reverse share splits, as applicable. See Note 10.

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS :: MAY 31, 2026 :: 29
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra Solana ETF Ultra XRP ETF UltraShort Bitcoin ETF
July 14, 2025*
through
May 31, 2026
July 14, 2025*
through
May 31, 2026
Year Ended May
31, 2026
Year Ended May
31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 64,976 $ 140,655 $ 1,971,258 $ 232,595
Net realized gain (loss) (86,556,020) (190,179,751) 5,371,650 (27,523,868)
Change in net unrealized appreciation/depreciation (1,368,772) (1,749,856) 33,362,940 (23,847,059)
Change in net assets resulting from operations (87,859,816) (191,788,952) 40,705,848 (51,138,332)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — (2,412) (5,601,417) (54,131)
Tax return of capital (1,058,174) — — (3,402)
Total distributions (1,058,174) (2,412) (5,601,417) (57,533)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 138,660,279 260,409,824 544,473,265 408,570,624
Cost of shares redeemed (30,968,485) (29,972,903) (447,606,601) (298,471,173)
Change in net assets resulting from capital transactions 107,691,794 230,436,921 96,866,664 110,099,451
Change in net assets 18,773,804 38,645,557 131,971,095 58,903,586
NET ASSETS:
Beginning of period $ — $ — $ 69,392,849 $ 10,489,263
End of period $ 18,773,804 $ 38,645,557 $ 201,363,944 $ 69,392,849
SHARE TRANSACTIONS:
Beginning of period — — 1,862,000
(b)
56,000
(b)
Issued 1,056,001
(b)
2,576,001
(b)
13,396,000
(b)
6,376,000
(b)
Redeemed (262,001)
(b)
(274,001)
(b)
(10,966,059)
(b)
(4,570,000)
(b)
Shares outstanding, end of period
794,000 2,302,000 4,291,941 1,862,000
(b)
* Commencement of investment operations.
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period.
See Note 7 to the Financial Statements.
(b) Share amounts have been restated on a retroactive basis to reflect share splits and reverse share splits, as applicable. See Note 10.

30 :: MAY 31, 2026 :: CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort Ether ETF
Year Ended May
31, 2026
June 7, 2024*
through
May 31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 1,173,833 $ 132,902
Net realized gain (loss) 18,810,314 (2,405,589)
Change in net unrealized appreciation/depreciation 12,622,844 (995,215)
Change in net assets resulting from operations 32,606,991 (3,267,902)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings (890,856) (1,780,627)
Tax return of capital (2,693,628) —
Total distributions (3,584,484) (1,780,627)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 653,070,791 96,509,061
Cost of shares redeemed (615,543,741) (69,915,095)
Change in net assets resulting from capital transactions 37,527,050 26,593,966
Change in net assets 66,549,557 21,545,437
NET ASSETS:
Beginning of period $ 21,946,537 $ 401,100
End of period $ 88,496,094 $ 21,946,537
SHARE TRANSACTIONS:
Beginning of period 140,000
(b)
1,000
(b)
Issued 13,809,000
(b)
372,000
(b)
Redeemed (12,576,075)
(b)
(233,000)
(b)
Shares outstanding, end of period
1,372,925 140,000
(b)
* Commencement of investment operations.
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period.
See Note 7 to the Financial Statements.
(b) Share amounts have been restated on a retroactive basis to reflect share splits and reverse share splits, as applicable. See Note 10.

CONSOLIDATED STATEMENTS OF CASH FLOWS :: MAY 31, 2026 :: 31
PROSHARES TRUST
CONSOLIDATED STATEMENTS OF CASH
FLOWS

32 :: MAY 31, 2026 :: CONSOLIDATED STATEMENTS OF CASH FLOWS
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra Solana ETF Ultra XRP ETF
July 14, 2025*
through
May 31,
2026
July 14, 2025*
through
May 31,
2026
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations $ (87,859,816) $ (191,788,952)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
(Increases) decreases in operating assets:
Interest receivable (25,965) (40,563)
Receivable for variation margin on futures contracts — (168,512)
Increases (decreases) in operating liabilities:
Payable to Advisor 15,028 29,065
Trustee fees payable 144 310
Compliance services fees payable 31 68
Payable for variation margin on futures contracts 481,578 —
Net cash provided by (used in) operating activities
$ (87,389,000) $ (191,968,584)
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES:
Proceeds from reverse repurchase agreements 534,687,925 1,087,074,450
Repayments of reverse repurchase agreements (534,687,925) (1,087,074,450)
Proceeds from shares issued 138,187,345 260,409,824
Payments on shares redeemed (30,968,485) (29,972,903)
Cash distributions paid (1,058,174) (2,412)
Net cash provided by (used in) financing activities
$ 106,160,686 $ 230,434,509
Net increase (decrease) in cash
18,771,686 38,465,925
Cash, beginning of period
— —
Cash, end of period
$ 18,771,686
(a)
$ 38,465,925
(b)
Supplemental disclosure of cash flow information:
Cash paid during the period for interest in the amount of: $ 423,333 $ 851,456
(a) Cash amount reported as Cash in the Consolidated Statements of Assets & Liabilities and represents Cash of $3,182,384 and Segregated cash balances with brokers for futures contracts of  $15,589,302 but does not include short-term investments.
(b) Cash amount reported as Cash in the Consolidated Statements of Assets & Liabilities and represents Cash of $7,273,873 and Segregated cash balances with brokers for futures contracts of  $31,192,052 but does not include short-term investments.
* Commencement of investment operations.

CONSOLIDATED FINANCIAL HIGHLIGHTS :: 33
PROSHARES TRUST
CONSOLIDATED FINANCIAL HIGHLIGHTS

34 :: CONSOLIDATED FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Consolidated Financial Highlights
MAY 31, 2026
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
‡
Expenses
net of
waivers, if
any
‡
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(g)
Bitcoin & Ether Equal Weight ETF
Year ended
May 31, 2026
$ 69 .38 $ 1 .05 $ ( 9 .31 ) $ 0 .01 $ ( 8 .25 ) $ ( 27 .20 ) $ — $ — $ ( 27 .20 ) $ 33 .93 ( 25 .66 ) % ( 25 .77 ) % 1 .04% 0 .95% 1 .90% 1 .99% $ 8,482 —
Year ended
May 31, 2025
80 .17 1 .90 ( 3 .33 )  (i) 0 .01 ( 1 .42 ) ( 8 .69 ) — ( 0 .68 ) ( 9 .37 ) 69 .38 ( 1 .06 ) ( 1 .07 ) 1 .03 0 .95 2 .74 2 .82 8,326 —
September 29,
2023* through May
31, 2024
39 .89 1 .67 46 .11 0 .01 47 .79 ( 7 .51 ) — — ( 7 .51 ) 80 .17 122 .96 123 .38 1 .01 0 .95 3 .56 3 .62 5,612 —
Bitcoin & Ether Market Cap Weight ETF
Year ended
May 31, 2026
82 .23 1 .27 ( 19 .43 ) 0 .01 ( 18 .15 ) ( 23 .44 ) — — ( 23 .44 ) 40 .64 ( 31 .16 ) ( 31 .27 ) 1 .04 0 .95 2 .06 2 .15 12,193 —
Year ended
May 31, 2025
81 .41 2 .09 13 .88 0 .01 15 .98 ( 15 .16 ) — — ( 15 .16 ) 82 .23 23 .90 23 .68 1 .04 0 .95 2 .72 2 .80 14,801 —
September 29,
2023* through May
31, 2024
39 .76 1 .70 48 .07 0 .01 49 .78 ( 8 .13 ) — — ( 8 .13 ) 81 .41 127 .76 128 .49 1 .00 0 .95 3 .53 3 .58 8,141 —
*
Commencement of investment operations.

35 :: CONSOLIDATED FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Consolidated Financial Highlights
MAY 31, 2026
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
‡
Expenses
net of
waivers, if
any
‡
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(g)
Bitcoin ETF
Year ended
May 31, 2026
$ 21 .98 $ 0 .35 $ ( 5 .31 ) $ — (h) $ ( 4 .96 ) $ ( 7 .00 ) $ — $ — $ ( 7 .00 ) $ 10 .02 ( 32 .24 ) % ( 32 .35 ) % 0 .95% 0 .95% 2 .40% 2 .40% $ 1,698,948 —
Year ended
May 31, 2025
27 .32 0 .67 6 .67 — (h) 7 .34 ( 12 .68 ) — — ( 12 .68 ) 21 .98 44 .55 44 .97 0 .95 0 .95 3 .14 3 .14 2,464,809 —
Year ended
May 31, 2024
15 .53 0 .80 16 .86 0 .01 17 .67 ( 5 .88 ) — — ( 5 .88 ) 27 .32 129 .88 129 .71 0 .95 0 .95 3 .82 3 .82 2,079,174 —
Year ended
May 31, 2023
19 .66 0 .16 ( 3 .16 ) — (h) ( 3 .00 ) ( 1 .13 ) — — ( 1 .13 ) 15 .53 ( 15 .27 ) ( 15 .21 ) 0 .95 0 .95 1 .20 1 .20 891,243 —
October 18, 2021*
through May 31,
2022
40 .00 ( 0 .15 ) ( 20 .20 ) 0 .01 ( 20 .34 ) — — — — 19 .66 ( 50 .85 ) ( 50 .93 ) 0 .96 0 .96 ( 0 .88 ) ( 0 .88 ) 823,923 —
CoinDesk 20 Crypto ETF
February 2, 2026*
through May 31,
2026
25 .00 0 .03 ( 4 .24 ) — ( 4 .21 ) ( 0 .01 ) — — ( 0 .01 ) 20 .78 ( 16 .81 ) ( 16 .67 ) 0 .59 0 .59 0 .41 0 .41 4,884 —
*
Commencement of investment operations.

36 :: CONSOLIDATED FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Consolidated Financial Highlights
MAY 31, 2026
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
‡
Expenses
net of
waivers, if
any
‡
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(g)
Ether ETF
Year ended
May 31, 2026
$ 47 .54 $ 0 .73 $ ( 3 .88 ) $ 0 .05 $ ( 3 .10 ) $ ( 19 .71 ) $ — $ — $ ( 19 .71 ) $ 24 .73 ( 24 .63 ) % ( 24 .75 ) % 1 .04% 0 .95% 1 .64% 1 .73% $ 61,089 —
Year ended
May 31, 2025
81 .76 1 .63 ( 30 .39 ) 0 .01 ( 28 .75 ) ( 0 .75 ) — ( 4 .72 ) ( 5 .47 ) 47 .54 ( 36 .74 ) ( 36 .77 ) 1 .03 0 .95 2 .87 2 .95 53,724 —
September 29,
2023* through May
31, 2024
40 .16 1 .65 43 .42 0 .02 45 .09 ( 3 .49 ) — — ( 3 .49 ) 81 .76 114 .09 114 .26 1 .00 0 .95 3 .55 3 .61 102,206 —
Short Bitcoin ETF
Year ended
May 31, 2026
20 .30 0 .40 5 .37 0 .01 5 .78 ( 2 .30 ) — — ( 2 .30 ) 23 .78 28 .32 28 .39 1 .02 1 .02 1 .80 1 .80 177,361 —
Year ended
May 31, 2025
37 .79 0 .74 ( 17 .54 ) 0 .02 ( 16 .78 ) ( 0 .71 ) — — ( 0 .71 ) 20 .30 ( 45 .09 ) ( 45 .02 ) 1 .01 1 .01 2 .72 2 .72 80,759 —
Year ended
May 31, 2024
108 .08 2 .19 ( 70 .27 ) 0 .04 ( 68 .04 ) ( 2 .25 ) — — ( 2 .25 ) 37 .79 ( 64 .05 ) ( 64 .09 ) 1 .03 0 .99 3 .49 3 .54 78,747 —
June 19, 2022*
through May 31,
2023
202 .75 1 .41 ( 95 .72 ) 0 .09 ( 94 .22 ) ( 0 .45 ) — — ( 0 .45 ) 108 .08 ( 46 .52 ) ( 46 .53 ) 1 .33 0 .95 0 .64 1 .02 99,867 —
*
Commencement of investment operations.

37 :: CONSOLIDATED FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Consolidated Financial Highlights
MAY 31, 2026
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
‡
Expenses
net of
waivers, if
any
‡
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(g)
Short Ether ETF
Year ended
May 31, 2026†
$ 61 .67 $ 0 .68 $ ( 8 .95 )  (i) $ 0 .03 $ ( 8 .24 ) $ ( 4 .60 ) $ — $ ( 0 .20 ) $ ( 4 .80 ) $ 48 .63 ( 13 .14 ) % ( 13 .29 ) % 1 .03% 0 .95% 1 .50% 1 .57% $ 19,087 —
Year ended
May 31, 2025†
67 .56 2 .03 ( 3 .90 )  (i) 0 .06 ( 1 .81 ) ( 4 .08 ) — — ( 4 .08 ) 61 .67 ( 4 .33 ) ( 3 .97 ) 1 .02 0 .95 2 .75 2 .82 3,854 —
November 1,
2023* through May
31, 2024 †
160 .00 1 .83 ( 93 .21 ) 0 .06 ( 91 .32 ) ( 1 .12 ) — — ( 1 .12 ) 67 .56 ( 57 .35 ) ( 57 .42 ) 1 .03 0 .95 3 .60 3 .67 6,925 —
Ultra Bitcoin ETF
Year ended
May 31, 2026
50 .44 0 .46 ( 28 .59 ) 0 .01 ( 28 .12 ) ( 3 .91 ) ( 5 .27 ) — ( 9 .18 ) 13 .14 ( 64 .49 ) ( 64 .54 ) 0 .95 0 .95 1 .46 1 .46 438,265 —
Year ended
May 31, 2025
34 .93 0 .21 17 .34 0 .01 17 .56 ( 2 .05 ) — (h) — ( 2 .05 ) 50 .44 50 .86 50 .60 0 .98 0 .98 0 .51 0 .51 1,157,114 —
April 1, 2024*
through May 31,
2024
40 .00 0 .08 ( 5 .14 )  (i) 0 .01 ( 5 .05 ) ( 0 .02 ) — — ( 0 .02 ) 34 .93 ( 12 .64 ) ( 12 .55 ) 0 .95 0 .95 1 .41 1 .41 216,941 —
*
Commencement of investment operations.

38 :: CONSOLIDATED FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Consolidated Financial Highlights
MAY 31, 2026
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
‡
Expenses
net of
waivers, if
any
‡
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(g)
Ultra Ether ETF
Year ended
May 31, 2026†
$ 43 .07 $ 0 .60 $ ( 28 .86 ) $ 0 .02 $ ( 28 .24 ) $ ( 1 .77 ) $ — $ — $ ( 1 .77 ) $ 13 .06 ( 69 .00 ) % ( 69 .02 ) % 0 .96% 0 .94% 1 .50% 1 .51% $ 199,227 —
June 7, 2024*
through May 31,
2025 †
198 .55 0 .95 ( 156 .44 ) 0 .03 ( 155 .46 ) ( 0 .02 ) — — ( 0 .02 ) 43 .07 ( 78 .30 ) ( 78 .29 ) 1 .02 0 .94 1 .55 1 .63 190,476 —
Ultra Solana ETF
July 14, 2025*
through May 31,
2026 †
200 .00 0 .14 ( 172 .50 ) 0 .04 ( 172 .32 ) — — ( 4 .04 ) ( 4 .04 ) 23 .64 ( 88 .01 ) ( 88 .02 ) 2 .52 2 .52 0 .21 0 .21 18,774 —
*
Commencement of investment operations.

39 :: CONSOLIDATED FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Consolidated Financial Highlights
MAY 31, 2026
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
‡
Expenses
net of
waivers, if
any
‡
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(g)
Ultra XRP ETF
July 14, 2025*
through May 31,
2026 †
$ 200 .00 $ 0 .11 $ ( 183 .34 ) $ 0 .02 $ ( 183 .21 ) $ — (h) $ — $ — $ — (h) $ 16 .79 ( 91 .61 ) % ( 91 .59 ) % 2 .43% 2 .43% 0 .24% 0 .24% $ 38,646 —
UltraShort Bitcoin ETF
Year ended
May 31, 2026†
37 .27 0 .69 10 .88 0 .03 11 .60 ( 1 .95 ) — — ( 1 .95 ) 46 .92 30 .73 30 .97 0 .95 0 .95 1 .67 1 .67 201,364 —
Year ended
May 31, 2025†
187 .31 0 .36 ( 150 .03 ) 0 .11 ( 149 .56 ) ( 0 .47 ) — ( 0 .01 ) ( 0 .48 ) 37 .27 ( 80 .05 ) ( 80 .09 ) 0 .97 0 .97 0 .58 0 .58 69,393 —
April 1, 2024*
through May 31,
2024 †
200 .00 0 .55 ( 13 .19 ) 0 .10 ( 12 .54 ) ( 0 .15 ) — — ( 0 .15 ) 187 .31 ( 6 .30 ) ( 6 .28 ) 0 .95 0 .95 1 .55 1 .55 10,489 —
*
Commencement of investment operations.

40 :: CONSOLIDATED FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Consolidated Financial Highlights
MAY 31, 2026
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
‡
Expenses
net of
waivers, if
any
‡
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(g)
UltraShort Ether ETF
Year ended
May 31, 2026†
$ 156 .76 $ 0 .82 $ ( 81 .89 )  (i) $ 0 .09 $ ( 80 .98 ) $ ( 9 .45 ) $ — $ ( 1 .87 ) $ ( 11 .32 ) $ 64 .46 ( 55 .22 ) % ( 55 .19 ) % 0 .95% 0 .95% 1 .62% 1 .62% $ 88,496 —
June 7, 2024*
through May 31,
2025 †
401 .10 5 .63 ( 140 .04 ) 0 .70 ( 133 .71 ) ( 110 .63 ) — — ( 110 .63 ) 156 .76 ( 49 .99 ) ( 50 .07 ) 0 .99 0 .99 1 .84 1 .84 21,947 —
*
Commencement of investment operations.

CONSOLIDATED FINANCIAL HIGHLIGHTS :: 41
PROSHARES TRUST
ProShares Trust Consolidated Notes to Financial Highlights
See accompanying notes to the financial statements.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Includes transaction fees associated with the issuance and redemption of Creation Units.
(c) Not annualized for periods less than one year.
(d) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(e) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value.
Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE and Nasdaq) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on the listing market.
(f) Annualized for periods less than one year.
(g) Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts), therefore the portfolio turnover rate is not applicable to these funds.
(h) Per share amount is less than $0.005.
( i ) The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.
† Per share amounts have been restated on a retroactive basis to reflect share splits and reverse share splits, as applicable. See Note 10.
‡ Includes interest expense, if any, for the period or year ended as follows:
May 31, 2026 May 31, 2025 May 31, 2024
Bitcoin & Ether Equal Weight ETF 0.09% 0.08% 0.06%
Bitcoin & Ether Market Cap Weight ETF 0.09% 0.08% 0.05%
Ether ETF 0.09% 0.08% 0.05%
Short Bitcoin ETF 0.06% 0.06% 0.04%
Short Ether ETF 0.08% 0.06% 0.07%
Ultra Bitcoin ETF 0.00% 0.03% 0.00%
Ultra Ether ETF 0.01% 0.07% N/A
Ultra Solana ETF 1.40% N/A N/A
Ultra XRP ETF 1.44% N/A N/A
UltraShort Bitcoin ETF 0.00% 0.01% 0.00%
UltraShort Ether ETF 0.00% 0.03% N/A

42 :: MAY 31, 2026 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2026 :: 43
PROSHARES TRUST
1. Organization
ProShares Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (“1940 Act”). The Trust was formed as a Delaware statutory trust on May 29, 2002, has authorized capital of an unlim-
ited number of shares at no par value and is comprised of 151 operational funds. These accompanying Notes to Financial State-
ments relate to the Bitcoin & Ether Equal Weight ETF, Bitcoin & Ether Market Cap Weight ETF, Bitcoin ETF, CoinDesk 20 Crypto
ETF, Ether ETF, Short Bitcoin ETF, Short Ether ETF, Ultra Bitcoin ETF, Ultra Ether ETF, Ultra Solana ETF, Ultra XRP ETF, Ultra-
Short Bitcoin ETF, and UltraShort Ether ETF, the portfolios of the Trust included in this report (collectively, the “Funds” and indi-
vidually, a “Fund”). Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification
Topic 946 – Financial Services – Investment Companies. Each Fund is considered to be “non-diversified” under the 1940 Act.
Bitcoin & Ether Equal Weight ETF, Bitcoin & Ether Market Cap Weight ETF, Bitcoin ETF, and Ether ETF are each actively managed
("Actively Managed Funds"). CoinDesk 20 Crypto ETF, Short Bitcoin ETF, Short Ether ETF, Ultra Bitcoin ETF, Ultra Ether ETF, Ul-
tra Solana ETF, Ultra XRP ETF, UltraShort Bitcoin ETF, and UltraShort Ether ETF each seek daily investment results, before fees and expenses, that correspond to a multiple or inverse multiple of the daily results of its underlying index.
The Trust adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-09, Income Taxes (Topic
740) – Improvements to Income Taxes Disclosures (“ASU 2023-09”) as of May 31, 2026. ASU 2023-09 requires public business en-
tities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. During the year ended May 31, 2026, the Funds did not pay a material amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in the financial statements.
2. Significant Accounting Policies
The net asset value per share (“NAV”) of each Fund is generally determined as of the close of the regular trading session of the exchange on which it is listed (typically calculated as of 4:00 p.m. Eastern Time) on each business day.
The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements.
These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial state-
ments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.
Investment Valuation
The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Pursuant to Rule 2a-5 (the “Rule”), the Trust’s Board of Trustees (the “Board”) designated ProShare Advisors LLC (the “Advisor”)
the “Valuation Designee” as contemplated by the Rule. The Valuation Designee is responsible for assessing and managing valu-
ation risks, administering the pricing and valuation guidelines approved by the Board, and overseeing pricing services utilized in valuing the Trust’s security holdings, among other responsibilities outlined in the Rule. When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain prices become stale, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with the pricing and valuation guidelines. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a
Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the
Advisor or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.
Depending on the source and relative significance of valuation inputs, these instruments may be categorized as Level 2 or Level 3 in the fair value hierarchy described below.
The securities, if any, in the portfolio of a Fund that are listed or traded on a stock exchange or the Nasdaq Stock Market, except as otherwise noted, are generally valued at the closing price, if available, or the last sale price on the exchange or system where the security is principally traded, generally using information provided by a third party pricing service, or market quotations. These valuations are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales for that day on the exchange or system where the security is principally traded, then fair value may be determined with reference to the mean of the latest bid and asked quotes, if applicable, on the exchange or system. If there have been no sales or quotes of the security for that day on the exchange or system, the security will be valued in accordance with the pricing and valuation guidelines.
Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are pri-
marily traded OTC, other than those traded on the Nasdaq Stock Market, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are valued according to prices

44 :: MAY 31, 2026 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for U.S. Treasury securities and at the bid or evaluated bid price for corporate bonds. Centrally cleared index-based swaps are generally valued at the mean between the bid and asked prices as furnished by an independent pricing service. Repurchase agreements are valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.
Non-exchange traded derivatives (e.g. non-exchange traded swap agreements) are generally valued using independent sources and/or agreement with counterparties or other procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy.
Commodity futures contracts are generally valued at the official futures settlement price. These valuations are typically catego-
rized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described above may be applied.
The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assump-
tions which are developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the
Funds’ own assumptions about market participant assumptions which are developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:
Level 1— Quoted prices in active markets for identical assets.
Level 2— Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3— Significant unobservable inputs (including assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities maturing in sixty days or less may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are typically categorized as Level 2. Fair value measurements may also require additional disclo-
sure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly.
The following is a summary of the valuations as of May 31, 2026, for each Fund based upon the three levels defined above:
For the year ended May 31, 2026, there were no Level 3 securities for which significant unobservable inputs were used to deter-
mine fair value, nor were there any transfers in or out of Level 3 securities for the year.
LEVEL 1 - Quoted Prices
A
LEVEL 2 - Other Significant
Observable Inputs
A
Total
A
Common Stocks/
Rights/Shares
of Beneficial
Interest
Futures
Contracts*
A
Repurchase
Agreements
A
Swap Agreements*
A
Investment
Securities,
including
Repurchase
Agreements
A
Other
Financial
Instruments,
including
Futures
Contracts
and Swap
Agreements*
A
Bitcoin & Ether Equal Weight ETF ........ $ — $ 11,976 $ 4,891,810 $ — $ 4,891,810 $ 11,976
Bitcoin & Ether Market Cap Weight ETF .... — 15,699 7,482,289 — 7,482,289 15,699
Bitcoin ETF ....................... 1,101,320,000 (51,758,999) 81,881,458 — 1,183,201,458 (51,758,999)
CoinDesk 20 Crypto ETF .............. — — — (180,405) — (180,405)
Ether ETF ......................... 10,012,000 (1,628,349) 27,415,245 — 37,427,245 (1,628,349)
Short Bitcoin ETF ................... 50,060,000 5,134,933 51,478,827 — 101,538,827 5,134,933
Short Ether ETF .................... — 106,504 7,642,335 — 7,642,335 106,504
Ultra Bitcoin ETF ................... 20,024,000 (8,496,700) 32,863,770 (25,788,347) 52,887,770 (34,285,047)
Ultra Ether ETF ..................... — (5,109,003) 3,556,893 (41,102,446) 3,556,893 (46,211,449)
Ultra Solana ETF .................... — (1,368,772) — — — (1,368,772)
Ultra XRP ETF ..................... — (1,749,856) — — — (1,749,856)
UltraShort Bitcoin ETF ................ — 5,251,645 34,627,511 1,247,089 34,627,511 6,498,734
UltraShort Ether ETF ................. — 2,595,600 175,915 9,032,029 175,915 11,627,629
*  These investments are recorded in the financial statements at the unrealized gain or loss on the investment.

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2026 :: 45
PROSHARES TRUST
Repurchase Agreements
Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions whose creditworthiness is monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements through joint account arrangements; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the
Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of each Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund’s total net assets. The investments of each Fund in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant.
On May 31, 2026, the Funds had an undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respec-
tive repurchase agreement.
Reverse Repurchase Agreements
The Funds may enter into reverse repurchase agreements as part of their investment strategy, which may be viewed as a form of borrowing. Reverse repurchase agreements involve sales by the Fund of portfolio assets for cash concurrently with an agreement by the Fund to repurchase those same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the
Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the
Fund Name
Bank of
America
Securities,
Inc., 3.62%,
dated
5/29/2026
due
6/1/2026
(a)
Barclays
Capital, Inc.,
3.55%,
dated
5/29/2026
due
6/1/2026
(b)
BNP Paribas
Securities
Corp., 3.61%,
dated
5/29/2026
due
6/1/2026
(c)
CF Secured
LLC, 3.60%
dated
5/29/2026
due
6/1/2026
(d)
Total
Bitcoin & Ether Equal Weight ETF
.........................................
$ 943,371
$ 691,806 $ 1,257,829 $ 1,998,804 $ 4,891,810
Bitcoin & Ether Market Cap Weight ETF
.....................................
1,442,938
1,058,155 1,923,917 3,057,279 7,482,289
Bitcoin ETF
.....................................................
15,790,605
11,579,776 21,054,138 33,456,939 81,881,458
Ether ETF
......................................................
5,286,951
3,877,098 7,049,268 11,201,928 27,415,245
Short Bitcoin ETF
..................................................
9,927,544
7,280,199 13,236,725 21,034,359 51,478,827
Short Ether ETF
..................................................
1,473,802
1,080,788 1,965,071 3,122,674 7,642,335
Ultra Bitcoin ETF
..................................................
6,337,684
4,647,634 8,450,246 13,428,206 32,863,770
Ultra Ether ETF
...................................................
685,937
503,020 914,582 1,453,354 3,556,893
UltraShort Bitcoin ETF
...............................................
6,677,816
4,897,065 8,903,755 14,148,875 34,627,511
UltraShort Ether ETF
................................................
33,924
24,878 45,234 71,879 175,915
$ 48,600,572 $ 35,640,419 $ 64,800,765 $ 102,974,297 $ 252,016,053
Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at May 31, 2026 as follows:
(a) U.S. Treasury Bonds, 0% to 4.38%, due 8/15/2028 to 8/15/2043; U.S. Treasury Notes, 0.38% to 4.25%, due 1/15/2027 to 3/31/2033, which had an aggregate value at the Trust level of $459,000,017.
(b) U.S. Treasury Notes, 2.88% to 4.13%, due 10/31/2031 to 5/15/2032, which had an aggregate value at the Trust level of $336,600,114.
(c) U.S. Treasury Bills, 0%, due 10/22/2026; U.S. Treasury Bonds, 0% to 5%, due 1/15/2027 to 2/15/2054; U.S. Treasury Notes, 0.25% to 4.63%,
due 6/30/2026 to 1/15/2035, which had an aggregate value at the Trust level of $612,000,000.
(d) U.S. Treasury Bills, 0%, due 6/2/2026 to 2/18/2027; U.S. Treasury Bonds, 0% to 6.75%, due 5/31/2026 to 2/15/2056; U.S. Treasury Notes,
0.13% to 4.88%, due 5/31/2026 to 2/15/2036, which had an aggregate value at the Trust level of $972,815,401.

46 :: MAY 31, 2026 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
cash otherwise. Opportunities to achieve this advantage may not always be available, and the Funds intend to use the reverse re-
purchase technique only when it will be to the Funds' advantage to do so. The Funds will segregate with their custodian bank cash or liquid instruments equal in value to the Funds' obligations with respect to reverse repurchase agreements. Interest expense related to reverse repurchase agreements is reflected on the Consolidated Statements of Operations as "Interest expense."
As of May 31, 2026, the Funds had no outstanding reverse repurchase agreements. The average daily balances of the reverse repur-
chase agreements and the weighted average interest rates during the period ended May 31, 2026 are displayed in the below table.
Debt Instruments
The Funds may invest in debt instruments, including U.S. government securities, Foreign and U.S. investment grade corporate debt securities.
Accounting for Derivatives Instruments
In seeking to achieve the investment objectives of Funds whose objective is tied to an index or benchmark, the Advisor uses a passive approach to investing that is designed to track the performance of the Fund’s underlying index or benchmark. Each such
Fund attempts to achieve its investment objective by investing all, or substantially all, of its assets in investments that make up its index or in financial instruments that provide similar exposure.
In connection with its management, the Advisor has registered as a commodity pool operator (a "CPO") and the Commodity Pools are commodity pools under the Commodity Exchange Act (the "CEA"). Accordingly, the Advisor is subject to registration and regulation as a CPO under the CEA, and must comply with various regulatory requirements under the CEA and the rules and reg-
ulations of the Commodity Futures Trading Commission ("CFTC") and the National Futures Association ("NFA"), including inves-
tor protection requirements, antifraud provisions, disclosure requirements and reporting and record keeping requirements. The
Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools' total return. In this regard, any further amendment to the CEA or its related regu-
lations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity
Pools' operations and expenses.
All open derivative positions at period end are reflected on each respective Fund’s Consolidated Schedule of Portfolio Invest-
ments. The Funds utilized a varying level of derivative instruments in conjunction with investment securities in seeking to meet their investment objective during the period. While the volume of open positions may vary on a daily basis as each Fund trans-
acts derivative contracts in order to achieve the appropriate exposure to meet its investment objective, the volume of these open positions relative to the net assets of each respective Fund at the date of this report is generally representative of open positions throughout the reporting period.
For financial reporting purposes, the Trust can offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements in the Consolidated Statement of Assets and Liabilities.
Following is a description of the Funds’ use of derivative instruments, the types of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type.
Futures Contracts
The Funds seek to invest in cash-settled, front-month crypto futures. The Funds may also invest in back-month crypto futures con-
tracts. Front-month crypto futures contracts are those contracts with the shortest time to maturity. Back-month crypto futures contracts are those with longer times to maturity.
Each Fund may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A physical-settlement futures contract generally obligates the seller to deliver (and the
Fund Name
a
Average Daily Balance
a
Weighted Average
Interest Rate
a
Bitcoin & Ether Equal Weight ETF ........................................ $ 236,953 4 .06%
Bitcoin & Ether Market Cap Weight ETF ................................... 336,545 4 .07
Bitcoin ETF
(a)
........................................................ 40,805,492 4 .27
Ether ETF .......................................................... 1,860,601 4 .07
Short Bitcoin ETF .................................................... 1,692,235 4 .14
Short Ether ETF ..................................................... 209,042 3 .98
Ultra Ether ETF ...................................................... 443,328 4 .15
Ultra Solana ETF ..................................................... 10,715,140 4 .42
Ultra XRP ETF ....................................................... 21,330,518 4 .46
(a) The interest expense on reverse repurchase agreements for Bitcoin ETF is paid by the Advisor and is not a direct expense of the Fund.

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2026 :: 47
PROSHARES TRUST
purchaser to take delivery of) the specified asset on the expiration date of the contract. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier)
multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.
The Funds generally engage in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position en-
tered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold)
there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.
Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying commodity.
The extent of the Fund’s loss from an unhedged short position in futures contracts is potentially unlimited. Each Fund will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the
U.S. by the CFTC.
Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 25% to 50% of the contract amount for commodity futures (these amounts are subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made as the price of the commodity underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” Net income and net fees related to cash collateral deposited with the broker are reflected on the Consolidated Statements of Operations as “Interest” or “Futures Commission Merchant fees”, respectively. At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.
The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contract and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Al-
though each Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit, or trading may be suspended for specified pe-
riods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a Fund.
Swap Agreements
Certain Funds may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset
(or shorting such asset), or to hedge a position, including in circumstances in which direct investment is restricted for legal rea-
sons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular pre-determined investment or instrument. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities.
Most swap agreements entered into by a Fund calculate and settle the obligations of the parties to the agreement on a “net basis”
with a single payment. Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).
When investing in swap agreements, the Funds may hold or gain exposure to only a representative sample of the securities in an index, or to a component of the index.

48 :: MAY 31, 2026 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
On a typical long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., an ETF, or securi-
ties comprising an index), plus any dividends or interest that would have been received on those assets. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the Fund on a long swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.
Some Funds may also enter into swap agreements that provide the opposite return of their index or a security. These swaps are similar to the long swaps disclosed above except that the counterparty pays interest to each Fund on the notional amount out-
standing and that dividends or interest on the underlying instruments reduce the value of the swap. In addition, in certain in-
stances, each Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.
A Fund’s current obligations under most swap agreements (total return swaps, equity/index swaps, interest rate swaps) will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counter-
party will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date. Interest income related to segregated cash is reflected on the Consolidated Statements of
Operations as “Interest.”
A Fund will not enter into non-exchange traded swap agreements (i.e., not cleared by a central counterparty) unless the Advisor believes that the counterparty to the transaction is creditworthy. The counterparty to a non-exchange traded swap agreement will typically be a major global financial institution. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Fund’s rights as a creditor.
In the normal course of business, a Fund enters into International Swaps and Derivatives Association (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and ter-
mination events, and various covenants and representations. Certain of the Fund’s ISDA agreements contain provisions that re-
quire the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Fund were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Fund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The Funds seek to mitigate risks by generally requiring that the counterparties for each Fund agree to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to what the counterparty owes the Fund, subject to certain minimum thresholds, although the Funds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the Funds will be exposed to risks, includ-
ing possible delays in recovering amounts as a result of bankruptcy proceedings.
The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to, and in some cases different from, those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of counterparties or clearing organizations to perform. A Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index, or it may solely use swaps on an ETF to achieve its desired investment exposure. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index. The Advisor, under supervision from the Board, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements.
All of the outstanding swap agreements held by the Funds on May 31, 2026 contractually terminate within 9 months but may be terminated without penalty by either party daily. Upon termination, the Fund is entitled to receive or pay the “unrealized appreci-
ation or depreciation” amount existing at the date of termination.
The Financial Accounting Standards Board, pursuant to Accounting Standards Codification 815-10 (“ASC 815-10”), requires com-
panies (including the Trust) to disclose information intended to enable financial statement users to understand how derivative instruments affect the Consolidated Statements of Assets and Liabilities as well as the effect of derivative instruments on the

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2026 :: 49
PROSHARES TRUST
Consolidated Statements of Operations during the reporting period, in the context of each entity’s risk exposure. ASC 815-10 pro-
vides examples of risk exposure, including interest rate, foreign exchange, equity, commodity and credit.
The Actively Managed Funds' investment objectives are to correspond to the performance of bitcoin or ether or a combination thereof. The other Funds' investment objective is to provide investment results, before fees and expenses, that correspond to the return of its underlying index on a daily basis and the derivatives utilized are aligned to the same primary risk. The primary risks for the Funds are Bitcoin, Crypto, Ether, Solana and/or XRP risk.
The following tables indicate the location of derivative-related items on the Consolidated Statements of Assets and Liabilities as
well as the effect of derivative instruments on the Consolidated Statements of Operations during the reporting period.
Fair Value of Derivative Instruments as of May 31, 2026
A
                      Asset Derivatives                                                                                 Liabilities Derivatives
A
Derivatives
not accounted
for as hedging
instruments under
ASC 815
A
Consolidated
Statements of
Assets and
Liabilities
Location
A
Fund
A
Unrealized
Appreciation*
A
Consolidated
Statements of
Assets and
Liabilities
Location
A
Fund
A
Unrealized
Depreciation*
A
Commodity futures
and Non-exchange
traded swap
agreements
Receivable for
variation margin
on Futures
contracts* ;
Unrealized
appreciation on
non-exchange
traded swap
agreements
Payable for
variation margin
on Futures
contracts*;
Unrealized
depreciation on
non-exchange
traded swap
agreements
Bitcoin & Ether Equal Weight ETF
Bitcoin & Ether Equal
Weight ETF
$ 11,976
Bitcoin & Ether Equal
Weight ETF $ —
Bitcoin & Ether Market Cap Weight ETF
Bitcoin & Ether Market
Cap Weight ETF
15,699
Bitcoin & Ether Market
Cap Weight ETF —
Bitcoin ETF
Bitcoin ETF
—
Bitcoin ETF 51,758,999
CoinDesk 20 Crypto ETF
CoinDesk 20 Crypto ETF
—
CoinDesk 20 Crypto ETF 180,405
Ether ETF
Ether ETF
—
Ether ETF 1,628,349
Short Bitcoin ETF
Short Bitcoin ETF
5,134,933
Short Bitcoin ETF —
Short Ether ETF
Short Ether ETF
106,504
Short Ether ETF —
Ultra Bitcoin ETF
Ultra Bitcoin ETF
21,494,225
Ultra Bitcoin ETF 55,779,272
Ultra Ether ETF
Ultra Ether ETF
—
Ultra Ether ETF 46,211,449
Ultra Solana ETF
Ultra Solana ETF
—
Ultra Solana ETF 1,368,772
Ultra XRP ETF
Ultra XRP ETF
—
Ultra XRP ETF 1,749,856
UltraShort Bitcoin ETF
UltraShort Bitcoin ETF
6,720,810
UltraShort Bitcoin ETF 222,076
UltraShort Ether ETF
UltraShort Ether ETF
11,627,629
UltraShort Ether ETF —
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Schedule of Portfolio Investments. For these securities, only the variation margin is reported within the asset and liability sections of the Consolidated Statements of Assets and Liabilities.
The Effect of Derivative Instruments on the Consolidated Statements of Operations for the Period Ended May 31, 2026
A
Derivatives
not accounted
for as hedging
instruments under
ASC 815
A
Location of Gain or (Loss) on
Derivatives on the Consolidated
Statements of Operations
A
Fund
A
Realized Gain
or (Loss) on
Derivatives
A
Change in
Unrealized
Appreciation or
(Depreciation) on
Derivatives
A
Commodity futures
and Non-exchange
traded swap
agreements
Net realized gain (loss) on Expiration
or closing of: futures contracts
and non-exchange traded swap
agreements; Change in net unrealized
appreciation (depreciation) on:
Futures contracts and Non-exchange
traded swap agreements
Bitcoin & Ether Equal Weight ETF
Bitcoin & Ether Equal Weight ETF $ (4,717,343) $ 176,852
Bitcoin & Ether Market Cap Weight ETF
Bitcoin & Ether Market Cap Weight ETF (7,114,093) 207,112
Bitcoin ETF
Bitcoin ETF (1,072,270,212) 60,547,339
CoinDesk 20 Crypto ETF
CoinDesk 20 Crypto ETF
(a)
(689,370) (180,405)
Ether ETF
Ether ETF (35,413,644) (359,722)
Short Bitcoin ETF
Short Bitcoin ETF 24,685,165 2,056,074

50 :: MAY 31, 2026 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Taxes and Distributions
Each of the Funds intends to qualify or continue to qualify as a regulated investment company and distribute substantially all of its net investment income and capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.
As of May 31, 2026, management of the Funds has reviewed all open tax years and major jurisdictions (the last four tax year ends including the interim tax periods since then, as applicable) and concluded that there is no tax liability resulting from unrecog-
nized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Distributions to shareholders from net investment income and net capital gain, if any, are declared and paid at least annually.
The amount of distributions from net investment income and net realized gains are determined in accordance with federal in-
come tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales, 1256 mark-to-market, constructive sales adjustments, and qualified late-year loss deferrals) do not require a reclassification. Under current law, each Fund is permitted to treat on its tax return as dividends paid the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders' portion of the Fund's accumulated earnings and profits. This practice, called tax “equalization,” could reduce the amount of income and/or gains that the Funds are required to distribute as dividends to non-redeeming shareholders.
While subject to management’s discretion, any available tax equalization is typically applied first to short-term capital gains, next to long-term capital gains and then to ordinary income. To the extent distributions exceed net investment income and net realized capital gains for tax purposes, they are reported as a tax return of capital.
The Funds’ tax year end is October 31st and the tax character of current year distributions and current components of accumulat-
ed earnings (deficit) will be determined at the end of the current tax year. The wholly-owned subsidiaries of the Funds organized under the laws of the Cayman Islands have a September 30th tax year-end.
The tax character of distributions paid for the most recent tax years ended October 31, 2025 and October 31, 2024, were as follows:
The Effect of Derivative Instruments on the Consolidated Statements of Operations for the Period Ended May 31, 2026
A
Derivatives
not accounted
for as hedging
instruments under
ASC 815
A
Location of Gain or (Loss) on
Derivatives on the Consolidated
Statements of Operations
A
Fund
A
Realized Gain
or (Loss) on
Derivatives
A
Change in
Unrealized
Appreciation or
(Depreciation) on
Derivatives
A
Commodity futures
and Non-exchange
traded swap
agreements
Net realized gain (loss) on Expiration
or closing of: futures contracts
and non-exchange traded swap
agreements; Change in net unrealized
appreciation (depreciation) on:
Futures contracts and Non-exchange
traded swap agreements
Short Ether ETF
Short Ether ETF $ 2,933,172 $ (1,895)
Ultra Bitcoin ETF
Ultra Bitcoin ETF (426,063,028) (265,523,720)
Ultra Ether ETF
Ultra Ether ETF (389,827,958) (61,523,526)
Ultra Solana ETF
Ultra Solana ETF
(b)
(86,556,020) (1,368,772)
Ultra XRP ETF
Ultra XRP ETF
(b)
(190,179,751) (1,749,856)
UltraShort Bitcoin ETF
UltraShort Bitcoin ETF 5,371,650 33,362,940
UltraShort Ether ETF
UltraShort Ether ETF 18,810,314 12,622,844
(a) Commencement of investment operations from February 2, 2026 through May 31, 2026.
(b) Commencement of investment operations from July 14, 2025 through May 31, 2026.
Year Ended October 31, 2025
A
Year Ended October 31, 2024
A
Fund
A
Distributions
paid from
ordinary
income
A
Distributions
paid from
net long-
term capital
gains
A
Tax
return of
capital
A
Total
Distributions
A
Distributions
paid from
ordinary
income
A
Distributions
paid from
net long-
term capital
gains
A
Tax
return of
capital
A
Total
Distributions
A
Bitcoin & Ether Equal
Weight ETF
.......
$ 2,905,663 $ — $ — $ 2,905,663 $ 773,873 $ — $ 77,373 $ 851,246

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2026 :: 51
PROSHARES TRUST
At October 31, 2025 (the Funds’ most recent tax year end), the components of accumulated earnings (deficit) on a tax basis were as follows:
Temporary differences are generally due to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing and the deductibility of certain expenses. Permanent differences, primari-
ly due to reclassification on the sale of derivatives, investments in subsidiary units, equalization and nondeductible expenses, resulted in reclassifications as of October 31, 2025 (the Funds’ most recent tax year end), among the Funds’ components of net assets.
As of October 31, 2025 (the Funds’ most recent tax year end), the Funds had capital loss carry forwards (“CLCFs”) available to offset future realized gains, if any, to the extent provided for by regulations and to thereby reduce the amount of future taxable capital gain distributions. Under current tax law, CLCFs retain their character as either short-term or long-term capital losses, and are not subject to expiration.
At October 31, 2025 (the Funds’ most recent tax year end), the following Funds had available CLCFs:
At October 31, 2025 (the Funds’ most recent tax year end), the following Funds utilized CLCFs and/or elected to defer late-year ordinary losses to November 1, 2025:
Year Ended October 31, 2025
A
Year Ended October 31, 2024
A
Fund
A
Distributions
paid from
ordinary
income
A
Distributions
paid from
net long-
term capital
gains
A
Tax
return of
capital
A
Total
Distributions
A
Distributions
paid from
ordinary
income
A
Distributions
paid from
net long-
term capital
gains
A
Tax
return of
capital
A
Total
Distributions
A
Bitcoin & Ether Market
Cap Weight ETF
....
$ 4,304,464 $ — $ — $ 4,304,464 $ 1,551,477 $ — $ — $ 1,551,477
Bitcoin ETF
.........
1,189,070,016 — — 1,189,070,016 963,637,410 — — 963,637,410
Ether ETF
..........
18,033,864 — — 18,033,864 1,569,850 — 6,229,293 7,799,143
Short Bitcoin ETF
....
1,589,939 — — 1,589,939 2,010,266 — — 2,010,266
Short Ether ETF
.....
70,614 — 53,000 123,614 60,743 — — 60,743
Ultra Bitcoin ETF
.....
102,127,897 — — 102,127,897 409,083 — — 409,083
Ultra Ether ETF
......
9,558,266 — — 9,558,266 1,218 — — 1,218
Ultra Solana ETF
.....
— — 1,058,174 1,058,174 — — — —
UltraShort Bitcoin ETF
.
350,803 — — 350,803 36,449 — 3,402 39,851
UltraShort Ether ETF
..
404,167 — 2,693,628 3,097,795 195,385 — — 195,385
Fund
A
Undistributed
Ordinary
Income
A
Undistributed
Long-Term
Capital Gain
A
Accumulated
Capital and
Other Losses
A
Unrealized
Appreciation/
(Depreciation)
A
Bitcoin & Ether Equal Weight ETF
.....
$ 2,209,884 $ — $ (197) $ (1,543,296)
Bitcoin & Ether Market Cap Weight ETF
.
2,432,525 — (353) (591,267)
Bitcoin ETF
......................
383,626,738 — (616,458) (905,431,266)
Ether ETF
.......................
16,718,677 — — (61,345,558)
Short Bitcoin ETF
.................
136,940 — (4,443) (204,129,265)
Short Ether ETF
..................
— — (110) (5,509,189)
Ultra Bitcoin ETF
..................
158,925,594 — — 105,410,094
Ultra Ether ETF
...................
— — — (143,898,425)
Ultra Solana ETF
..................
— — (26) (23,013,223)
Ultra XRP ETF
....................
— — (25) (86,715,192)
UltraShort Bitcoin ETF
..............
114,487 — (42,399,620) (12,796,389)
UltraShort Ether ETF
...............
— — (5,243,075) (37,116,718)
No Expiration Date
A
Bitcoin & Ether Equal Weight ETF
.................................................................
$ 197
Bitcoin & Ether Market Cap Weight ETF
.............................................................
353
Bitcoin ETF
..................................................................................
616,458
Short Bitcoin ETF
.............................................................................
4,443
Short Ether ETF
..............................................................................
110
Ultra Solana ETF
..............................................................................
26
Ultra XRP ETF
................................................................................
25
UltraShort Bitcoin ETF
..........................................................................
42,399,620
UltraShort Ether ETF
...........................................................................
5,243,075

52 :: MAY 31, 2026 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
3. Investment Transactions, Income and Expense Allocations
Throughout the reporting period, investment transactions are generally accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions on the last business day of the reporting period are accounted for on the trade date.
Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.
Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund or jointly with an affiliate, are allocated among the respective Funds and/or affiliates based upon relative net assets or another reasonable basis.
4. Advisory and Management Service Fees and Transactions with Affiliates
The Advisor serves as the investment adviser to each Fund pursuant to an Investment Advisory and Management Agreement.
The Funds, with the exception of CoinDesk 20 Crypto ETF, pay the Advisor a monthly fee, accrued daily at an annualized rate of
0.95% based on average daily net assets for investment advisory and management services. CoinDesk 20 Crypto ETF pays the
Advisor a monthly fee, accrued daily at an annualized rate of 0.58% based on average daily net assets for investment advisory and management services. The Advisor is responsible for substantially all other expenses of the Funds except, generally, interest expenses (except that the Advisor will pay expenses incurred in connection with investments in reverse repurchase agreements in Bitcoin ETF), taxes, brokerage and other transaction costs (except that the Advisor will pay net account or similar fees charged by futures commission merchants in Bitcoin ETF), fees and expenses related to securities lending, compensation and expenses of the Independent Trustees, compensation and expenses of the counsel to the Independent Trustees, compensation and expenses of the Trust’s chief compliance officer and his or her staff, legal fees and expenses in connection with litigation, future distribution fees or expenses (if any), and extraordinary expenses.
The Advisor has agreed to contractually waive expenses incurred in connection with investments in reverse repurchase agree-
ments and net fees charged by futures commission merchants through September 30, 2026 in Bitcoin & Ether Equal Weight
ETF, Bitcoin & Ether Market Cap Weight ETF, Ether ETF, Short Ether ETF, and Ultra Ether ETF.  These waivers are non-recoupable.
After such date, the contractual waiver may be terminated or revised by the Advisor. In addition, the Advisor has agreed to waive fees and to reimburse expenses to the extent total annual operating expenses before waivers and expense reimbursements, as a percentage of average daily net assets, exceed 0.94% through September 30, 2026, for Ultra Ether ETF. These waivers are non-re-
coupable. After such date, the expense limitation may be terminated or revised by the Advisor.
Employees of the Advisor serve in the roles of Interested Trustee, President, Chief Legal Officer and Secretary of the Trust. These
individuals receive no compensation directly from the Trust. Another employee of the Advisor serves as Chief Compliance Officer and Anti-Money Laundering Officer. This individual’s related compensation, along with the compensation of staff who administer the Funds’ compliance program, and certain other expenses are reimbursed to the Advisor by the Funds and are reflected on the
Consolidated Statements of Operations as “Compliance services fees.”
Certain Funds may invest a portion of their cash balances in the GENIUS Money Market ETF (the “Affiliated Fund”), an affiliated exchange-traded fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940. The Affiliated Fund is used primarily for cash management and liquidity. Income from the Affiliated Fund is presented as “Dividends from affiliated securities” in the
Consolidated Statements of Operations, with any related receivable included in “Dividends from affiliated securities receivable”
in the Consolidated Statements of Assets and Liabilities. The Advisor has paid to the Funds the costs for acquired fund fees and expenses related to management fees associated with each Fund’s investment in the Affiliated Fund. These payments are included in “Payment from Advisor” on the Consolidated Statements of Operations. A table summarizing each Fund’s investment activity in the Affiliated Fund for the year ended May 31, 2026 is included in each Fund’s Consolidated Schedule of Portfolio Investments.
Fund
A
Capital Loss
Utilized
A
Ordinary Late Year
Loss Deferrals
A
Bitcoin ETF
.....................................................................
$ 127,498 $ —
Ether ETF
......................................................................
73 —
Short Bitcoin ETF
................................................................
128 —
Ultra Ether ETF
..................................................................
86 —

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2026 :: 53
PROSHARES TRUST
5. Trustees Fees
The Trust, together with other affiliated trusts, pay each Independent Trustee an aggregate fee consisting of a $375,000 annual retainer (paid in quarterly increments) for services provided as a Board member. Prior to September 1, 2025, each Independent
Trustee was paid a $325,000 annual retainer. Such fees are allocated between the Funds and other affiliated funds. Each Fund’s share of these fees, together with reimbursable expenses of the Trustees and expenses of the counsel to the Independent Trustees, is reflected on the Consolidated Statements of Operations as “Trustees Fees and expenses.”
6. Distribution and Service Plan
SEI Investments Distribution Co. serves as the Funds’ distributor. The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which each Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.
7. Issuance and Redemption of Fund Shares
Each Fund issues and redeems its shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit of cash, in large blocks known as Creation Units, each of which is comprised of a specified number of shares.
Retail investors may only purchase and sell Fund shares on a national securities exchange through a broker-dealer and such transactions may be subject to customary commission rates imposed by the broker-dealer.
Authorized Participants may pay transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Transaction fees related to unsettled Creation Unit transactions are included in the receivable for capital shares issued on the Consolidated Statements of Assets and Liabilities. Transaction fees assessed during the period, which are included in the proceeds from shares issued on the Consolidated Statements of Changes in Net Assets, were as follows:
8. Investment Transactions
For the year ended May 31, 2026, there were no securities purchased or proceeds from sales of securities excluding short-term securities, instruments used for cash management purposes, and derivatives.
9. Basis of Consolidation
The accompanying Consolidated Schedules of Portfolio Investments, Consolidated Statements of Assets and Liabilities, Consoli-
dated Statements of Operations, Consolidated Statements of Changes in Net Assets and Consolidated Financial Highlights of the
Funds include the accounts of each Fund's wholly-owned Subsidiary organized under the laws of the Cayman Islands (together, the “Subsidiaries” and each, a “Subsidiary”), which primarily invest in commodity-related instruments. The Subsidiaries enable the Funds to hold these commodity-related instruments and satisfy regulated investment company tax requirements. Each Fund will invest a significant portion of its total assets in its Subsidiary. As of May 31, 2026, the Fund, its related Subsidiary and the total net assets of the Subsidiary as a percentage of the total net assets of its related Fund are displayed below:
For the Periods Ended
A
May 31, 2026
A
May 31, 2025
A
Bitcoin & Ether Equal Weight ETF ..................................................
$ 1,228 $ 1,369
Bitcoin & Ether Market Cap Weight ETF .............................................
1,576 1,067
Bitcoin ETF ...................................................................
345,623 488,336
Ether ETF ....................................................................
97,357 11,156
Short Bitcoin ETF ..............................................................
49,650 52,937
Short Ether ETF ...............................................................
7,342 3,088
Ultra Bitcoin ETF ...............................................................
149,129 155,974
Ultra Ether ETF
(a)
...............................................................
145,916 40,720
Ultra Solana ETF
(b)
..............................................................
15,823 —
Ultra XRP ETF
(b)
...............................................................
28,553 —
UltraShort Bitcoin ETF ..........................................................
96,757 71,339
UltraShort Ether ETF
(a)
...........................................................
125,647 16,619
(a) Commencement of investment operations from June 7, 2024 through May 31, 2025.
(b) Commencement of investment operations from July 14, 2025 through May 31, 2026.
Fund
a
Subsidiary
a
Percentage of Net Assets of
Fund
a
Bitcoin & Ether Equal Weight ETF Cayman Bitcoin & Ether Equal Weight Strategy Portfolio 42 .40%

54 :: MAY 31, 2026 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
10. Share Splits and Reverse Share Splits
The effect of a share split transaction is to multiply the number of outstanding shares of the Fund by the split factor, with a cor-
responding decrease in the net asset value per share. The effect of the reverse share split transactions is to divide the number of outstanding shares of the Fund by the reverse split factor, with a corresponding increase in the net asset value per share. These transactions do not change the net assets of the Fund or the value of a shareholder's investment. The historical share transactions presented in the Consolidated Statements of Changes in Net Assets and per share data presented in the Consolidated Financial
Highlights have been adjusted retroactively to give effect to share splits, as reflected in the following table.
11. Risk
Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds.
Risks Associated with the Use of Derivatives
The Funds may obtain investment exposure through derivatives (i.e., bitcoin, crypto, ether, Solana (SOL) or XRP futures and/
or swap agreements). Investing in derivatives may be considered aggressive and may expose a Fund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying the derivative, in-
cluding: 1) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount each Fund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency mar-
kets will move adversely and a Fund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. The occurrence of any of these factors may prevent the Fund from achieving its invest-
ment objective. Because derivatives often require limited initial investment, the use of derivatives also may expose the Fund to losses in excess of those amounts initially invested.
Certain Funds may use a combination of swaps on an underlying index or swaps on an ETF that is designed to track the perfor-
mance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index.
Moreover, with respect to the use of swap agreements, if an index has a dramatic intraday move that causes a material decline in a Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agree-
ment or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the Fund’s return.
Fund
a
Subsidiary
a
Percentage of Net Assets of
Fund
a
Bitcoin & Ether Market Cap Weight ETF Cayman Bitcoin & Ether Strategy Portfolio 38 .70%
Bitcoin ETF Cayman Bitcoin Strategy Portfolio 30 .43
CoinDesk 20 Crypto ETF Cayman CoinDesk Crypto 20 Portfolio 38 .58
Ether ETF Cayman Ether Strategy Portfolio 38 .81
Short Bitcoin ETF Cayman Bitcoin Inverse Strategy Portfolio 42 .82
Short Ether ETF Cayman Short Ether Strategy Portfolio 65 .11
Ultra Bitcoin ETF Cayman Ultra Bitcoin Portfolio 27 .84
Ultra Ether ETF Cayman Ultra Ether Portfolio 40 .30
Ultra Solana ETF Cayman Ultra Solana Portfolio 92 .28
Ultra XRP ETF Cayman Ultra XRP Portfolio 83 .72
UltraShort Bitcoin ETF Cayman UltraShort Bitcoin Portfolio 35 .73
UltraShort Ether ETF Cayman UltraShort Ether Portfolio 42 .42
Effective Date
ED
Type of Split
ED
Ultra Ether ETF ......................................................... June 12, 2025 1-for-5 reverse share split
UltraShort Bitcoin ETF ................................................... June 12, 2025 1-for-5 reverse share split
Short Ether ETF ........................................................ November 20, 2025 1-for-4 reverse share split
UltraShort Ether ETF ..................................................... November 20, 2025 1-for-10 reverse share split
Ultra Solana ETF ........................................................ May 28, 2026 1-for-5 reverse share split
Ultra XRP ETF .......................................................... May 28, 2026 1-for-5 reverse share split

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2026 :: 55
PROSHARES TRUST
Equity and Market Risk
Equity markets are volatile, and the value of market traded securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and econom-
ic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
Bitcoin Risk
The Bitcoin & Ether Equal Weight ETF, Bitcoin & Ether Market Cap Weight ETF, Bitcoin ETF, Short Bitcoin ETF, Ultra Bitcoin
ETF and UltraShort Bitcoin ETF do not invest directly in Bitcoin. The Funds invest in Bitcoin futures and swap agreements.
Bitcoin is a relatively new innovation and the market for Bitcoin is subject to rapid price swings, changes and uncertainty. The further development of the Bitcoin Network and the acceptance and use of Bitcoin are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the Bitcoin Network or the acceptance of Bitcoin may adversely affect the price of Bitcoin. Bitcoin is subject to the risk of fraud, theft, manipulation or security failures, opera-
tional or other problems that impact Bitcoin trading venues. Additionally, if one or a coordinated group of miners were to gain control of 51% of the Bitcoin Network, they would have the ability to manipulate transactions, halt payments and fraudulently obtain Bitcoin. A significant portion of Bitcoin is held by a small number of holders sometimes referred to as “whales.” These holders have the ability to manipulate the price of Bitcoin. Unlike the exchanges for more traditional assets, such as equity se-
curities and futures contracts, Bitcoin and Bitcoin trading venues are largely unregulated. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation and investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of Bitcoin trading venues have been closed due to fraud, failure or security breaches. Investors in Bitcoin may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Legal or regulatory changes may negatively impact the operation of the Bitcoin Network or restrict the use of Bitcoin. The realization of any of these risks could result in a decline in the acceptance of Bitcoin and consequently a reduction in the value of Bitcoin, Bitcoin futures, and the
Fund. The Bitcoin Network is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and validation of transactions (commonly referred to as “miners”), (2) developers who propose improvements to the Bitcoin Protocol and the software that enforces the protocol and (3) users who choose which version of the bitcoin software to run. From time to time, the developers suggest changes to the bitcoin software. If a sufficient number of users and miners elect not to adopt the changes, a new digital asset, operating on the earlier version of the bitcoin software, may be created. This is often referred to as a “fork.” The creation of a “fork” or a substantial giveaway of Bitcoin (sometimes referred to as an “air drop”) may result in a significant and unexpected decline in the value of Bitcoin, Bitcoin futures, and the
Fund.
Bitcoin Futures Risk
The market for bitcoin futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the bitcoin futures market has grown substantially since bitcoin futures commenced trading, there can be no assurance that this growth will continue. Bitcoin futures are subject to collateral requirements and daily limits that may limit the Fund’s ability to achieve the desired exposure. If the Fund is unable to meet its investment objective, the Fund’s returns may be lower than expected. Additionally, these collateral requirements may require the Fund to liquidate its position when it otherwise would not do so.
When a bitcoin futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a bitcoin fu-
tures contract with a later expiration date. This is commonly referred to as “rolling.” The costs associated with rolling bitcoin futures typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of the Fund.
Crypto Risk
The CoinDesk 20 Crypto ETF does not invest directly in crypto assets. The Fund invests in crypto asset swap agreements.
Crypto assets are relatively new innovations and are subject to unique and substantial risks. The market for crypto assets are subject to rapid price swings, changes and uncertainty. A significant portion of the demand for crypto assets may be the result of speculation and consequently, the value of these assets has been, and may continue to be, substantially dependent on speculation. Such speculation regarding the potential future appreciation may artificially inflate or deflate the price of a crypto asset and increase volatility.
In addition, the acceptance of crypto assets and the further development of their blockchains are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of either acceptance or development may adversely affect the price and liquidity of any crypto asset.

56 :: MAY 31, 2026 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Crypto assets are subject to the risk of fraud, theft, manipulation, securities failures, and operational or other problems that impact the trading venues where investors buy and sell crypto assets. Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, crypto trading venues are largely unregulated and may be operating out of compli-
ance with applicable regulation. As a result of the lack of regulation, individuals or groups may engage in fraud or market ma-
nipulation (including using social media to promote crypto assets in ways that may artificially increase their price). Investors may be more exposed to the risk of theft, fraud, market manipulation, and operational failures than when investing in more traditional asset classes. Over the past several years, a number of crypto trading venues have been closed due to fraud, failure or security breaches. Investors in crypto assets may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Events that are not necessarily related to the security or utility of a particular crypto asset can cause a significant decline in the price of that crypto asset or all crypto assets (e.g., the collapse of TerraUSD in May 2022 and FTX Trading Ltd. in November 2022).
Legal or regulatory changes may negatively impact the operation of blockchains or restrict the use of crypto assets. For ex-
ample, if any crypto asset were determined or were expected to be determined to be offered and sold as a security under the federal securities laws, it is possible certain trading venues would no longer facilitate trading in that crypto asset, trading may become significantly more volatile and/or completely halted, and the value of an investment in the Fund could decline signifi-
cantly and without warning, including to zero.
Finally, the creation of a “fork” (as described above) or a substantial giveaway of a crypto asset (sometimes referred to as an
“air drop”) may result in significant and unexpected declines in the value of a crypto asset.
The realization of any of these risks could result in a decline in the acceptance of a crypto asset or all crypto assets and conse-
quently a significant and unexpected decline in the value of the crypto assets held by the Fund and the Fund itself.
Crypto Futures Risk
Investments linked to crypto assets present unique and substantial risks. Such investments can be highly volatile compared to investments in traditional assets and the Fund may experience sudden and large losses. The markets for crypto assets and crypto futures may become illiquid. These markets may fluctuate widely based on a variety of factors including changes in overall market movements, political and economic events, wars, acts of terrorism, natural disasters (including disease, epi-
demics and pandemics), legislative and regulatory events, and changes in interest rates or inflation rates. An investor should be prepared to lose the full principal value of their investment suddenly and without warning. Trading and investing in crypto assets are generally not based on fundamental investment analysis.
Ether Risk
The Bitcoin & Ether Equal Weight ETF, Bitcoin & Ether Market Cap Weight ETF, Ether ETF, Ultra Ether ETF, UltraShort Ether
ETF, and Short Ether ETF do not invest directly in Ether. The Funds invest in Ether futures and swap agreements.
Ether is a relatively new innovation and is subject to unique and substantial risks. The market for ether is subject to rapid price swings, changes and uncertainty. The further development of the Ethereum Network and the acceptance and use of ether are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the
Ethereum Network or the acceptance of ether may adversely affect the price and liquidity of ether. Ether is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact ether trading venues. Additional-
ly, if one or a coordinated group of validators were to gain control of 33% or more of staked ether, they would have the ability to execute extensive attacks, manipulate transactions and fraudulently obtain ether. If such a validator or group of validators were to gain control of one-third of staked ether, they could halt payments. A significant portion of ether is held by a small number of holders sometimes referred to as “whales.” Transactions by these holders may influence the price of ether. Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, ether and ether trading venues are largely unregulated. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation
(including using social media to promote ether in a way that artificially increases the price of ether). Investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of ether trading venues have been closed due to fraud, failure or security breaches. Investors in ether may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. The realization of any of these risks could result in a decline in the acceptance of ether and consequently a reduction in the value of ether, ether futures, and the Fund. Additionally, legal or regulatory changes may negatively impact the operation of the Ethere-
um Network or restrict the use of ether. For example, if ether were determined to be or were expected to be determined to be a security under the federal securities laws, it is possible certain trading venues would no longer facilitate trading in ether, trad-
ing in ether futures may become significantly more volatile and/or completely halted, and the value of an investment in the
Fund could decline significantly and without warning, including to zero. Finally, the creation of a “fork” (as described above)
or a substantial giveaway of ether (sometimes referred to as an “air drop”) may result in significant and unexpected declines

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2026 :: 57
PROSHARES TRUST
in the value of ether, ether futures, and the Fund. A fork may be intentional, such as the ’Merge.’ The ’Merge’ refers to protocol changes altering the method by which transactions are validated.
Ether Futures Risk
The market for Ether futures may be less developed, and potentially less liquid and more volatile, than more established fu-
tures markets. While the Ether futures market has grown substantially since Ether futures commenced trading, there can be no assurance that this growth will continue. Ether futures are subject to collateral requirements and daily limits that may lim-
it the Fund’s ability to achieve the desired exposure. If the Fund is unable to meet its investment objective, the Fund’s returns may be lower than expected. Additionally, these collateral requirements may require the Fund to liquidate its position when it otherwise would not do so.
When a Ether futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a Ether futures contract with a later expiration date. This is commonly referred to as “rolling.” The costs associated with rolling Ether futures typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of the Fund.
Solana (SOL) Risk
The Ultra Solana ETF does not invest directly in Solana (SOL). The Fund invests in Solana (SOL) futures contracts.
The Fund’s anticipated investments in Solana (SOL) futures contracts expose the Fund to the risks associated with an in-
vestment in Solana (SOL) because the anticipated price of Solana (SOL) futures is expected to be substantially based on the price of Solana (SOL). However, Solana (SOL) futures contracts have been trading for a relatively short period of time and the degree of correlation between the Solana (SOL) spot and the Solana (SOL) futures market is yet to be established with a high degree of certainty. It is possible that the anticipated price of Solana (SOL) futures may show a significant degree of correla-
tion with the spot price of Solana (SOL). Solana (SOL) is a relatively new innovation and is subject to unique and substantial risks. The markets for Solana (SOL) may be less liquid and more volatile than other markets for more established products.
It may be difficult to execute a Solana (SOL) trade at a specific price when there is a relatively small volume of buy and sell orders in the Solana (SOL) market. A market disruption can also make it more difficult to liquidate a position or find a suitable counterparty at a reasonable cost. The market for Solana (SOL) is subject to rapid price swings, changes and uncertainty. A significant portion of the demand for Solana (SOL) may be the result of speculation. Consequently, the value of Solana (SOL)
has been, and may continue to be, substantially dependent on speculation. Such speculation regarding the potential future appreciation of the price of Solana (SOL) may artificially inflate or deflate the price of Solana (SOL) and increase volatility.
The further development of the Solana network and the acceptance and use of Solana (SOL) are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the Solana network or the acceptance of Solana (SOL) may adversely affect the price and liquidity of Solana (SOL). Solana (SOL) is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact Solana (SOL) trading venues. Additionally, if one or a coordinated group of validators were to gain control of a significant proportion of staked Solana (SOL), they could
(depending on the proportion of control gained), impede, reverse or prevent confirmation of transactions, cause a fork in the blockchain, manipulate the blockchain or double spend Solana (SOL). A significant portion of Solana (SOL) is held by a small number of holders sometimes referred to as “whales.” Transactions by these holders may influence the price of Solana (SOL)
and these holders may have the ability to manipulate the price of Solana (SOL). The Solana network has reportedly suffered multiple network outages including those arising from bugs (e.g., bugs in the propagation mechanism in 2020 and 2022, bugs leading to duplicate blocks in 2022, and bugs in the client software in 2024), security vulnerabilities (e.g., vulnerability in the client software in 2024), and denial of service and bot attacks (e.g., bot spamming and flooding in 2022, and a DDOS attack in 2021). The development of the Solana network is ongoing and future disruptions, outages, bugs, or other problems could have a material adverse effect on the value and volatility of Solana (SOL), Solana (SOL) futures and an investment in the Fund.
Similarly, the client software implementation and wallets used by users and validators to access the Solana network or Solana
(SOL) could suffer future disruptions, bugs, or other problems that could have a material adverse effect on the value of Solana
(SOL), Solana (SOL) futures and an investment in the Fund Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, Solana (SOL) and Solana (SOL) trading venues are largely unregulated and may be operating out of compliance with applicable regulation. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation (including using social media to promote Solana (SOL) in a way that artificially increases the price of
Solana (SOL)). Investors may be more exposed to the risk of theft, fraud and market manipulation, operational failures than when investing in more traditional asset classes. Over the past several years, a number of Solana (SOL) trading venues have been closed due to fraud, failure or security breaches. Investors in Solana (SOL) may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Legal or regulatory changes may negatively impact the operation of the Solana network or restrict the use of Solana (SOL). For example, if Solana (SOL) were determined or were expected to be determined to be offered and sold as a security under the federal securities laws, it is possible certain trading venues would no longer facilitate trading in Solana (SOL), trading in Solana (SOL) futures may become significantly more

58 :: MAY 31, 2026 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
volatile and/or completely halted, and the value of an investment in the Fund could decline significantly and without warning, including to zero. As a result, events that are not necessarily related to the security or utility of Solana (SOL) can nonetheless cause significant volatility in the price of Solana (SOL). Alternatively, legal or regulatory changes may increase the acceptance and adoption of Solana (SOL). The realization of any of these risks could result in increased volatility and in some instances could result in a sharp increase in the value of Solana (SOL).
Solana (SOL) Futures Risk
The market for Solana (SOL) futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the Solana (SOL) futures market has grown substantially since Solana (SOL) futures commenced trad-
ing, there can be no assurance that this growth will continue. The price for Solana (SOL) futures contracts is based on a number of factors, including the supply of and the demand for Solana (SOL) futures contracts. Market conditions and expectations, regulatory limitations or limitations imposed by the listing exchanges or futures commission merchants (“FCMs”) (e.g., mar-
gin requirements, position limits, and accountability levels), collateral requirements, availability of counterparties, and other factors each can impact the supply of and demand for Solana (SOL) futures contracts. Market conditions and expectations, margin requirements, position limits, accountability levels, collateral requirements, availability of counterparties, and other factors may also limit the Fund’s ability to achieve its desired exposure to Solana (SOL) futures contracts. If the Fund is unable to achieve such exposure it may not be able to meet its investment objective and the Fund’s returns may be different or low-
er than expected. Additionally, collateral requirements may require the Fund to liquidate its positions, potentially incurring losses and expenses, when it otherwise would not do so. Investing in derivatives like Solana (SOL) futures may be considered aggressive and may expose the Fund to significant risks. These risks include counterparty risk and liquidity risk. The per-
formance of Solana (SOL) futures contracts, in general, has historically been highly correlated to the performance of Solana
(SOL). However, there can be no guarantee this will continue. Transaction costs (including the costs associated with futures investing), position limits, the availability of counterparties and other factors may impact the cost of Solana (SOL) futures con-
tracts and decrease the correlation between the performance of Solana (SOL) futures contracts and Solana (SOL), over short or even long-term periods. In the event that there are persistent disconnects between Solana (SOL) and Solana (SOL) futures, the Fund may not be able to obtain the desired leveraged exposure and may not be able to achieve its investment objective. In addition, the performance of back-month futures contracts is likely to differ more significantly from the performance of the spot prices of Solana (SOL). To the extent the Fund is invested in back-month Solana (SOL) future contracts, the performance of the Fund should be expected to deviate more significantly from the performance of Solana (SOL). Moreover, price differences between Solana (SOL) and Solana (SOL) futures will expose the Fund to risks different from, and possibly greater than, the risks associated with investing directly in Solana (SOL), including larger losses or smaller gains.
XRP Risk
The Ultra XRP ETF does not invest directly in XRP. The Fund invests in XRP futures contracts.
The Fund’s anticipated investments in XRP futures contracts exposes the Fund to the risks associated with an investment in XRP because the anticipated price of XRP futures
is
expected to be substantially based on the price of XRP. However, XRP futures contracts have been trading for a relatively short period of time and the degree of correlation between the XRP spot and the XRP futures market is yet to be established with a high degree of certainty. It is possible that the anticipated price of
XRP futures may show a significant degree of correlation with the spot price of XRP. XRP is a relatively new innovation and is subject to unique and substantial risks. The markets for XRP may be less liquid and more volatile than other markets for more established products. It may be difficult to execute an XRP trade at a specific price when there is a relatively small volume of buy and sell orders in the XRP market. A market disruption can also make it more difficult to liquidate a position or find a suitable counterparty at a reasonable cost. The market for XRP is subject to rapid price swings, changes and uncertainty.
A significant portion of the demand for XRP may be the result of speculation. The value of XRP has been, and may continue to be, substantially dependent on speculation. Such speculation regarding the potential future appreciation of the price of
XRP may artificially inflate or deflate the price of XRP and increase volatility. The further development of the XRP Ledger and the acceptance and use of XRP may be subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the XRP Ledger or the acceptance of XRP may adversely affect the price and liquidity of
XRP. A network of independent validator nodes validate transactions on the XRP Ledger, a distributed ledger upon which XRP transactions are processed and settled. These nodes do not mine new blocks but instead participate in a consensus process to ensure transactions are valid and correctly ordered on the ledger. Any node can act as a validator, but for practical purposes, the XRP Ledger depends on a trusted set of validators known as the Unique Node List (the “UNL”). Each node maintains a UNL, which is a list of other validators that the node trusts. For the consensus process to work, there needs to be some overlap in the UNLs across different nodes. If more than 20% of the validators on a server’s UNL disagree, the server stops validating new ledgers to avoid potential inconsistencies or attacks. If one or more malicious actors obtain control of greater than 20% of the validators on the XRP Ledger, those validators may cause the network to fail to reach a consensus and throw new transactions on the XRP Ledger into doubt. If a malicious actor took control of more than 80% of the validator nodes or the voting power on

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2026 :: 59
PROSHARES TRUST
the most widely used UNLs, those validators would have the ability to manipulate the XRP Ledger, create and engage in invalid transactions, including by spending XRP that has already been spent, or by otherwise breaking the rules of the network. A sig-
nificant portion of XRP is held by a small number of holders sometimes referred to as “whales.” Transactions by these holders may influence the price of XRP and these holders may have the ability to manipulate the price of XRP. For example, of the 100 billion XRP generated by the XRP Ledger’s code, the founders of Ripple Labs Inc., a corporation incorporated and existing un-
der the laws of Delaware (“Ripple Labs”) retained 20 billion XRP, and the remaining 80 billion XRP were originally allocated to
Ripple Labs. XRP is subject to the risk of fraud, theft, manipulation, securities failures, and operational or other problems that impact XRP trading venues. Unlike the exchanges for more traditional assets, such as equity securities and futures contracts,
XRP and XRP trading venues are largely unregulated and may be operating out of compliance with applicable regulation. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation (including using social media to promote XRP in a way that may artificially increase the price of XRP). Investors may be more exposed to the risk of theft, fraud, market manipulation, and operational failures than when investing in more traditional asset classes. Over the past several years, a number of XRP trading venues have been closed due to fraud, failure or security breaches. Investors in
XRP may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Legal or regulatory changes may negatively impact the operation of the XRP network or restrict the use of XRP. For example, if XRP were determined or were expected to be determined to be offered and sold as a security under the federal securities laws, it is possible certain trading venues would no longer facilitate trading in XRP, trading in XRP futures may become significantly more volatile and/or completely halted, and the value of an investment in the Fund could decline significantly and without warning, including to zero. The realization of any of these risks could result in a decline in the acceptance of XRP and conse-
quently a reduction in the value of XRP, XRP futures, and the Fund.
XRP Futures Risk
The market for XRP futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the XRP futures market has grown substantially since XRP futures commenced trading, there can be no as-
surance that this growth will continue. The price for XRP futures contracts is based on a number of factors, including the sup-
ply of and the demand for XRP futures contracts. Market conditions and expectations, regulatory limitations or limitations imposed by the listing exchanges or futures commission merchants (“FCMs”) (e.g., margin requirements, position limits, and accountability levels), collateral requirements, availability of counterparties, and other factors each can impact the supply of and demand for XRP futures contracts. Market conditions and expectations, margin requirements, position limits, account-
ability levels, collateral requirements, availability of counterparties, and other factors may also limit the Fund’s ability to achieve its desired exposure to XRP futures contracts. If the Fund is unable to achieve such exposure it may not be able to meet its investment objective and the Fund’s returns may be different or lower than expected. Additionally, collateral requirements may require the Fund to liquidate its positions, potentially incurring losses and expenses, when it otherwise would not do so.
Investing in derivatives like XRP futures may be considered aggressive and may expose the Fund to significant risks. These risks include counterparty risk and liquidity risk. The performance of XRP futures contracts, in general, has historically been highly correlated to the performance of XRP. However, there can be no guarantee this will continue. Transaction costs (in-
cluding the costs associated with futures investing), position limits, the availability of counterparties and other factors may impact the cost of XRP futures contracts and decrease the correlation between the performance of XRP futures contracts and
XRP, over short or even long-term periods. In the event that there are persistent disconnects between XRP and XRP futures, the Fund may not be able to obtain the desired leveraged exposure and may not be able to achieve its investment objective. In addition, the performance of back-month futures contracts is likely to differ more significantly from the performance of the spot prices of XRP. To the extent the Fund is invested in back-month XRP future contracts, the performance of the Fund should be expected to deviate more significantly from the performance of XRP. Moreover, price differences between XRP and XRP futures will expose the Fund to risks different from, and possibly greater than, the risks associated with investing directly in
XRP, including larger losses or smaller gains.
Borrowing Risk
Each Fund may borrow for investment purposes using reverse repurchase agreements. Borrowing may cause a Fund to liqui-
date positions under adverse market conditions to satisfy its repayment obligations. Borrowing increases the risk of loss and may increase the volatility of the Fund.
Leverage Risk
Certain Funds utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their invest-
ment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.
Because the Funds that utilize leverage include either a -2x or 2x multiplier, a single day adverse price movement approaching
50% in a relevant benchmark could result in the total loss of an investor’s investment.

60 :: MAY 31, 2026 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Concentration Risk
Each Fund has significant exposure to one or few cryptocurrencies. As a result, each Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries.
Correlation Risk
CoinDesk 20 Crypto ETF, Short Bitcoin ETF, Short Ether ETF, Ultra Bitcoin ETF, Ultra Solana ETF, Ultra XRP ETF, and Ultra-
Short Bitcoin ETF are subject to correlation risk. A number of factors may affect the Fund’s ability to achieve a high degree of inverse correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have in-
verse exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
Short or Inverse Investing Risk
You will lose money when the Index rises – a result that is the opposite from a traditional index fund. Obtaining inverse or
“short” exposure may be considered an aggressive investment technique. The costs  of obtaining this short exposure will lower your returns. If the level of the Index approaches a 100% increase at any point in the day, you could lose your entire investment.
As a result, an investment in the Fund may not be suitable for all investors.
Counterparty Risk
A Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or other-
wise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to financial instruments (including derivatives and repurchase agreements) entered into by the Fund. The Funds generally structure the agreements such that either party can terminate the contract without penalty prior to the termination date. If a counterparty terminates a contract, a Fund may not be able to invest in other derivatives to achieve the desired exposure, or achieving such exposure may be more expensive. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement. At May 31, 2026, the UltraShort Ether ETF had net unrealized appreciation on swaps with a single counterparty which exceeded 5% of the Fund's net assets.
Liquidity Risk
In certain circumstances, such as the disruption of the orderly markets for the securities and/or financial instruments in which a Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the securities and/or financial instruments in which a Fund in-
vests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a Fund from limiting losses, realizing gains or achieving a high correlation with its index.
The market for the Bitcoin, Crypto, Ether, Solana (SOL) and XRP futures contracts and swap agreements is still developing and may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reason-
able price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and increase the losses incurred while trying to do so.
Inflation Risk
Inflation risk is the risk that the value of assets or income from a Fund’s investments will be worth less in the future as infla-
tion decreases the value of payments at future dates. As inflation increases, the real value of a Fund’s portfolio could decline.
Inflation rates may change frequently and drastically as a result of various factors and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors or adversely affect the real value of shareholders’ investments in a Fund. Inflation has recently increased and it cannot be predicted whether it may decline.
Subsidiary Investment Risk
Changes in the laws of the United States and/or the Cayman Islands, under which the funds and their Subsidiaries are orga-
nized, respectively, could result in the inability of the Funds to operate as intended and could negatively affect the Funds and their shareholders. The Funds comply with the provisions of the 1940 Act governing investment policies, capital structure and leverage on an aggregate basis with their Subsidiaries.

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2026 :: 61
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Active Management Risk
The performance of actively managed funds (Bitcoin & Ether Equal Weight ETF, Bitcoin & Ether Market Cap Weight ETF, Bit-
coin  ETF and Ether ETF) reflect, in part, the ability of the Advisor to select investments and make investment decisions that are suited to achieving a Fund’s investment objective. The Advisor’s judgments about a Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by a Fund fail to produce the intended results, the Fund could underperform other funds with a similar investment objective and/or strategies.
Bitcoin Futures Capacity Risk
If the Fund’s ability to obtain exposure to bitcoin futures contracts consistent with its investment objective is disrupted for any reason including, for example, limited liquidity in the bitcoin futures market, a disruption to the bitcoin futures market, or as a result of margin requirements, position limits, accountability levels, or other limitations imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchanges, or the CFTC, the Fund may not be able to achieve its investment ob-
jective and may experience significant losses. In such circumstances, the Advisor intends to take such action as it believes appropriate and in the best interest of the Fund. Any disruption in the Fund’s ability to obtain exposure to bitcoin futures contracts will cause the Fund’s performance to deviate from the performance of bitcoin and bitcoin futures. Additionally, the ability of the Fund to obtain exposure to bitcoin futures contracts is limited by certain tax rules that limit the amount the Fund can invest in its wholly-owned subsidiary as of the end of each tax quarter.
Crypto Asset Capacity Risk
If the Fund’s ability to obtain exposure to the Index is disrupted for any reason including, for example, limited counterparty availability, a disruption to the crypto asset market, or as a result of margin requirements, position limits, accountability levels, or other limitations imposed by the Fund’s counterparties, the Fund may not be able to achieve its investment objective and may experience significant losses. In such circumstances, the Advisor intends to take such action as it believes appropri-
ate and in the best interest of the Fund. Any disruption in the Fund’s ability to obtain exposure to Index will cause the Fund’s performance to deviate from the performance of Index. Additionally, the ability of the Fund to obtain exposure to the Index us-
ing certain derivatives is limited by certain tax rules that limit the amount the Fund can invest in its wholly-owned subsidiary as of the end of each tax quarter. Exceeding this amount may have tax consequences, see the section entitled “Tax Risk” in the
Fund’s Prospectus for more information.
Ether Futures Capacity Risk
If the Fund’s ability to obtain exposure to ether futures contracts consistent with its investment objective is disrupted for any reason including, for example, limited liquidity in the ether futures market, a disruption to the ether futures market, or as a result of margin requirements, position limits, accountability levels, or other limitations imposed by the Fund’s futures com-
mission merchants (“FCMs”), the listing exchanges or the CFTC, the Fund may not be able to achieve its investment objective and may experience significant losses. In such circumstances, the Advisor intends to take such action as it believes appropri-
ate and in the best interest of the Fund. Any disruption in the Fund’s ability to obtain exposure to ether futures contracts will cause the Fund’s performance to deviate from the performance of ether and ether futures. Additionally, the ability of the Fund to obtain exposure to ether futures contracts is limited by certain tax rules that limit the amount the Fund can invest in its wholly-owned subsidiary as of the end of each tax quarter.
Solana (SOL) Futures Capacity Risk
If the Fund’s ability to obtain exposure to Solana (SOL) futures contracts consistent with its investment objective is disrupted for any reason including, for example, limited liquidity in the Solana (SOL) futures market, a disruption to the Solana (SOL)
futures market, or as a result of margin requirements, position limits, accountability levels, or other limitations imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchanges or the CFTC, the Fund may not be able to achieve its investment objective and may experience significant losses. In such circumstances, the Advisor intends to take such action as it believes appropriate and in the best interest of the Fund. Any disruption in the Fund’s ability to obtain inverse exposure to
Solana (SOL) futures contracts will cause the Fund’s performance to deviate from the performance of Solana (SOL) and Solana
(SOL) futures. Additionally, the ability of the Fund to obtain inverse exposure to Solana (SOL) futures contracts is limited by certain tax rules that limit the amount the Fund can invest in its wholly-owned subsidiary as of the end of each tax quarter.
Exceeding this amount may have tax consequences, see the section entitled “Tax Risk” in the Fund’s Prospectus for more in-
formation. The impact of both contango and backwardation may also be greater to the extent the Fund invests in back-month futures contracts.
XRP Futures Capacity Risk
If the Fund’s ability to obtain exposure to XRP futures contracts consistent with its investment objective is disrupted for any reason including, for example, limited liquidity in the XRP futures market, a disruption to the XRP futures market, or as a re-
sult of margin requirements, position limits, accountability levels, or other limitations imposed by the Fund’s futures commis-

62 :: MAY 31, 2026 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
sion merchants (“FCMs”), the listing exchanges or the CFTC, the Fund may not be able to achieve its investment objective and may experience significant losses. In such circumstances, the Advisor intends to take such action as it believes appropriate and in the best interest of the Fund. Any disruption in the Fund’s ability to obtain leveraged exposure to XRP futures contracts will cause the Fund’s performance to deviate from the performance of XRP and XRP futures. Additionally, the ability of the
Fund to obtain leveraged exposure to XRP futures contracts is limited by certain tax rules that limit the amount the Fund can invest in its wholly-owned subsidiary as of the end of each tax quarter. Exceeding this amount may have tax consequences, see the section entitled “Tax Risk” in the Fund’s Prospectus for more information.
Market and Volatility Risk
The prices of bitcoin and bitcoin futures, crypto and crypto futures, ether and ether futures, Solana (SOL) and Solana (SOL) fu-
tures and XRP and XRP futures have historically been highly volatile. The value of the Fund’s inverse exposure to bitcoin futures, crypto futures, ether futures, Solana (SOL) futures or XRP futures – and therefore the value of an investment in the
Fund – could decline significantly and without warning, including to zero.
Cost of Futures Investment Risk
As discussed above, when a crypto futures contract is nearing expiration, the Fund will “roll” the futures contract, which means it will generally sell such contract and use the proceeds to buy a crypto futures contract with a later expiration date.
When rolling futures contracts that are in contango, the Fund would sell a lower priced, expiring contract and purchase a higher priced, longer-dated contract. The price difference between the expiring contract and longer-dated contract associated with rolling crypto futures is typically substantially higher than the price difference associated with rolling other futures con-
tracts. Crypto futures have historically experienced extended periods of contango. Contango in the crypto futures market may have a significant adverse impact on the performance of the Fund and may cause crypto futures and the Fund to underperform spot crypto. Both contango and backwardation would reduce the Fund’s correlation to spot crypto and may limit or prevent the Fund from achieving its investment objective. The impact of both contango and backwardation may also be greater to the extent the Fund invests in back-month futures contracts.
Natural Disaster/Epidemic Risk
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-relat-
ed phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus
COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate polit-
ical, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disrup-
tions to important global, local and regional supply chains affected, with potential corresponding results on the operating per-
formance of the Funds and their investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reduc-
ing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s investment advisor, third party service providers and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’
investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete re-
demptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on a Fund’s performance, resulting in losses to your investment.
Risk of Global Economic Shock
Widespread disease, including public health disruptions, pandemics and epidemics (for example, COVID-19 including its vari-
ants), have been and may continue to be highly disruptive to economies and markets. Health crises could exacerbate political, social, and economic risks, and result in breakdowns, delays, shutdowns, social isolation, civil unrest, periods of high unem-
ployment, shortages in and disruptions to the medical care and consumer goods and services industries, and other disrup-
tions to important global, local and regional supply chains, with potential corresponding results on the performance of a Fund and its investments. Additionally, war, military conflicts, sanctions, acts of terrorism, sustained elevated inflation, supply chain issues or other events could have a significant negative impact on global financial markets and economies. Russia’s mil-
itary incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. The ongoing hostilities between the two countries could result in additional widespread

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2026 :: 63
PROSHARES TRUST
conflict and could have a severe adverse effect on the region and certain markets. Sanctions on Russian exports could have a significant adverse impact on the Russian economy and related markets and could affect the value of a Fund’s investments, even beyond any direct exposure a Fund may have to the region or to adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and com-
modities, such as oil and natural gas. Furthermore, the possibility of a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the
Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. How long such tensions and related events will last cannot be predicted. These tensions and any related events could have significant impact on a Fund performance and the value of an investment in a Fund.
Trade Disputes
Global economies are interdependent and may be adversely affected by trade disputes with key trading partners and escalat-
ing tariffs imposed on goods and services produced by such countries. To the extent a country engages in retaliatory tariffs, a company that relies on imported parts to produce its own goods may experience increased costs of production or reduced profitability, which may affect consumers, investors and the domestic economy. Trade disputes and retaliatory actions may include embargoes and other trade limitations, which may trigger a significant reduction in international trade and impact the global economy. Trade disputes may also lead to increased currency exchange rate volatility, which can adversely affect the prices of the Fund securities valued in U.S. dollars. Trade disputes could also negatively affect investor confidence in the markets generally and investment growth and could contribute to volatility or overall declines in the U.S. and global invest-
ment markets.
Risks of Government Regulation
The Financial Industry Regulatory Authority (“FINRA”) issued a notice on March 8, 2022 seeking comment on measures that could prevent or restrict investors from buying a broad range of public securities designated as “complex products”— which could include the leveraged and inverse funds offered by ProShare Advisors. The ultimate impact, if any, of these measures remains unclear. However, if regulations are adopted, they could, among other things, prevent or restrict investors’ ability to buy the funds.
12. Indemnifications
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the
Trust expects risk of significant loss to be remote.
13. Segment Reporting
Operating segments are components of an entity that engage in business activities, have discrete financial information avail-
able, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”) when assessing segment performance and making decisions about segment resources. Each Fund included herein is deemed to be an individual reporting segment and Officers of ProShares Trust, collectively act as CODM. The CODM monitors the operating results of the Trust as a whole and each Fund’s long-term strategic asset allocation is guided by each Fund’s investment objective and principal invest-
ment strategies as described in its prospectus and executed by ProShare Advisors LLC (the "Advisor"). The financial information provided to and reviewed by the CODM is consistent with that presented in the Trust’s financial statements.
14. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

64 :: REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PROSHARES TRUST
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of ProShares Trust and Shareholders of each of the thirteen funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying consolidated statements of assets and liabilities, including the consolidated schedules of portfolio investments, of each of the funds listed in the table below (thirteen of the funds constituting ProShares Trust, hereafter collectively referred to as the "Funds") as of May 31, 2026, the related consolidated statements of operations, of changes in net assets and, for the funds indicated in the table below, of cash flows, for each of the periods indicated in the table below, including the related notes, and the consolidated financial highlights for each of the periods indicated in the table below (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of May 31, 2026, the results of each of their operations, the changes in each of their net assets and, for the funds indi-
cated in the table below, each of their cash flows, for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated
in the table below, in conformity with accounting principles generally accepted in the United States of America.
(a) Consolidated statement of operations for the year ended May 31, 2026, consolidated statement of changes in net assets for the years ended May 31, 2026 and
2025 and the consolidated financial highlights for each of the periods indicated therein
(b) Consolidated statement of operations, consolidated statement of changes in net assets and the consolidated financial highlights for the period February 2,
2026 (commencement of investment operations) through May 31, 2026
(c) Consolidated statement of operations for the year ended May 31, 2026 and consolidated statement of changes in net assets and the consolidated financial highlights for the year ended May 31, 2026 and for the period June 7, 2024 (commencement of investment operations) through May 31, 2025
(d) Consolidated statement of operations, consolidated statement of cash flows, consolidated statement of changes in net assets and the consolidated financial highlights for the period July 14, 2025 (commencement of investment operations) through May 31, 2026
Basis for Opinions
These consolidated financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ consolidat-
ed financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of May 31, 2026, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Columbus, Ohio
July 27, 2026
We have served as the auditor of one or more investment companies in ProFunds and ProShares Trust group since 1997.
Bitcoin & Ether Equal Weight ETF(a)
Bitcoin & Ether Market Cap Weight ETF(a)
Bitcoin ETF(a)
CoinDesk 20 Crypto ETF(b)
Ether ETF(a)
Short Bitcoin ETF(a)
Short Ether ETF(a)
Ultra Bitcoin ETF(a)
Ultra Ether ETF(c)
Ultra Solana ETF(d)
Ultra XRP ETF(d)
UltraShort Bitcoin ETF(a)
UltraShort Ether ETF(c)

MISC. INFORMATION (UNAUDITED) :: 65
PROSHARES TRUST
Federal Tax Information
Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the percentages of ordinary dividends paid during the tax year ended October 31, 2025 are designated as “qualified dividend income” (QDI), as defined in the Act, subject to reduced tax rates in 2024. The Funds also qualify for the dividends received deduction (DRD) for corporate shareholders. The Funds des-
ignated up to the maximum amount of qualified interest income (QII) from ordinary distributions paid during the tax year ended
October 31, 2025.
Funds with Short-Term Capital Gain Designation
For the tax year ended October 31, 2025, the Trust does not have any ordinary distributions paid during the Trust’s tax year that are from qualified short-term capital gain. The Funds designate up to the maximum amount of Qualified Short-Term Gains.
Proxy Voting Information
A description of the Trust’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Trust voted any proxies related to portfolio securities for the prior twelve-month period ended June 30, is available by August 31 of each year, without charge, upon request by contacting the Fund directly at 1-866-PRO-5125 or on the Securities and Exchange Commission
(“SEC”) Website (http://www.sec.gov).
Quarterly Portfolio Holdings Information
The Funds will file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT will be available on the SEC’s Website at http://www.sec.gov. The Funds’ Form N-PORT may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Pub-
lic Reference Room may be obtained by calling 1-800-SEC-0330.
Premium/Discount Information
Information about the differences between the daily market price on the secondary markets for shares of a Fund and the Fund’s net asset value may be found on the website at www.ProShares.com.

66 :: Form N-CSR – Items 8-11 (unaudited)
PROSHARES TRUST
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
None.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
The initial shareholder of ProShares Ultra Solana ETF and Proshares Ultra XRP ETF (on July 11, 2025) and of ProShares CoinDesk
20 Crypto ETF (on December 30, 2025) approved by written consent (i) the Investment Advisory and Management Agreement be-
tween the Registrant and ProShare Advisors LLC with respect to each Fund; (ii) the Rule 12b-1 Distribution Plan with respect to each Fund; and (iii) the Distribution Agreement between the Registrant and SEI Investments Distribution Co. with respect to each
Fund, each as previously approved by the Registrant’s Board of Trustees with respect to each Fund.
Item 10. Remuneration Paid to Directors, Officers, and Other of Open-End Management Investment Companies.
For the period ended May 31, 2026, the aggregate remuneration the Registrant paid the directors, all members of any advisory board and any officers are included as part of the Financial Statements and Financial Highlights for Open-End Management In-
vestment Companies filed under Item 7 of this Form.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
ProShares CoinDesk 20 Crypto ETF
ProShares GENIUS Money Market ETF
(each, a “New ETF” and collectively, the “New ETFs”)
At a meeting held on December 9, 2025, the Board of Trustees (the “Board”) of ProShares Trust (the “Trust”) considered the initial approval of the Investment Advisory and Management Agreement (the “Unitary Fee Agreement”) between the Trust and ProShare
Advisors LLC (the “Advisor”) with respect to the New ETFs.
The Independent Trustees consulted with independent legal counsel concerning their responsibilities under state and federal law with respect to their consideration of the approval of the Unitary Fee Agreement and other agreements with respect to the New
ETFs. The Advisor, in consultation with the Independent Trustees, retained the services of an independent consultant to assist in selecting a universe of peer group funds with similar investment strategies, as well as to help them in evaluating information with respect to certain aspects of their review, including their review of the reasonableness of fees proposed to be paid by the New
ETFs. It was noted that the Independent Trustees requested, and the Advisor provided, information that was intended to assist the
Trustees in evaluating the terms of the Unitary Fee Agreement with respect to the New ETFs.
In response to a request from the Independent Trustees, the Advisor provided information for the Board to consider relating to the approval of the Unitary Fee Agreement, including information that addressed, among other things: (i) the nature, extent, and quality of the services that were provided or proposed to be provided by the Advisor; (ii) the costs of the services to be provided and the profits expected to be realized by the Advisor; (iii) the investment performance of the Advisor; (iv) the extent to which economies of scale might be realized as the New ETFs grow and whether fee levels reflect economies of scale, if any, for the benefit of New ETF shareholders; and (v) other benefits to the Advisor and/or its affiliates from the relationship to the New ETFs. It was noted that certain of this information had previously been provided as part of the Advisor’s 15(c) response materials in connection with the annual contract renewal (15(c)) meeting held on September 29, 2025.
In response to the request made on behalf of the Independent Trustees, the Advisor provided information and reports relevant to the approval of the Unitary Fee Agreement, including, among other things: (i) information about the advisory services to be provided by the Advisor with respect to the New ETFs; (ii) the Advisor’s Form ADV; (iii) biographies of the employees of the Advisor who would be primarily responsible for providing investment advisory services to the New ETFs; (iv) information regarding the proposed contractual fees with respect to the New ETFs; (v) comparative industry fee data; (vi) information regarding the Advi-
sor’s trade allocation and best execution policies and procedures; (vii) information about the financial condition of the Advisor;
(viii) information regarding how the Advisor expects to monitor the New ETFs’ compliance with regulatory requirements and
Trust procedures; and (ix) the Advisor’s reputation, expertise and resources.
The Independent Trustees met in Executive Session with independent legal counsel to discuss and evaluate the information pro-
vided by the Advisor and the independent consultant.
In considering whether to approve the Unitary Fee Agreement, the Board did not identify any particular information that was most relevant and each Trustee may have afforded different weight to the various factors.

Form N-CSR – Items 8-11 (unaudited) :: 67
PROSHARES TRUST
Nature, Extent and Quality of the Advisor’s Services
The Board reviewed the nature, extent and quality of the investment advisory services to be performed by the Advisor with respect to the New ETFs. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the New ETFs effectively. Among other things, the Board considered the following:
the investment objective of each New ETF and the Advisor’s description of the skills needed to manage the New ETFs;
the key features of the New ETFs, including the investment strategies of the New ETFs, as well as the Advisor’s capabili-
ties to manage the New ETFs and develop creation and redemption baskets;
the size and experience of the Advisor's portfolio management staff and the Advisor’s ability to recruit, train and retain personnel with relevant experience and the specific expertise necessary to manage the New ETFs;
the structure of the portfolio management staff compensation program and the incentives it is intended to provide;
the collateral, credit and cash management functions at the Advisor;
the Advisor’s development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds’ ability to meet their stated investment objectives and minimize counterparty risk;
the Advisor’s ability to monitor compliance with the U.S. Securities and Exchange Commission’s liquidity rule, deriva-
tives rule and valuation requirements, among other applicable regulatory requirements;
the Advisor’s familiarity with digital assets, as well as processes related to assessing risk and liquidity with respect to investments in cryptocurrency derivatives, the Advisor’s familiarity with the market for cryptocurrency derivatives and its ability to manage the ProShares CoinDesk 20 Crypto ETF and obtain appropriate exposure in that market, as applica-
ble, and the potential benefits of a futures-based approach;
a continued investment in personnel and technology by the Advisor that would generally improve capacity and efficien-
cy;
information regarding allocation of existing Fund brokerage and the selection of counterparties for the existing Funds’
portfolio transactions; and
Advisor’s ability to manage the ProShares CoinDesk 20 Crypto ETF in a tax efficient manner, which is more challenging for crypto-linked ETFs than for traditional ETFs.
The Board considered that the Advisor will oversee the operations of the New ETFs, including oversight of the New ETFs’ service providers, and will provide compliance services to the New ETFs.
Based upon its review, the Board, including all of the Independent Trustees, concluded with respect to each New ETF that (i) the investment advisory services to be provided by the Advisor with respect to the New ETF were expected to be of high quality, (ii) the
Advisor has successfully achieved the investment goals of the existing operational Funds in the Trust, and (iii) it was generally satisfied with the nature, quality and extent of services expected to be provided to the New ETF.
Comparison of Services and Fees
At the request of the Independent Trustees, the Advisor presented information about the fairness and reasonableness of the fees payable to the Advisor in light of the services to be provided to the New ETFs by or at the expense of the Advisor, the costs of these services and the comparability to the fees paid by other investment companies offering strategies similar in nature and extent and sharing similar pricing characteristics to the New ETFs. This information included comparative fee information prepared by an independent third-party consultant. The Board discussed the methodology used to prepare the comparative fee data for the
New ETFs and the potential limitations of such data. The Advisor also presented information about the significant drivers of cost, as well as the impact of certain costs on fees and expenses directly related to the investment strategy of the New ETFs. The Board considered the merits of the proposed unitary fee and the related agreements.
The Board reviewed information prepared by the independent consultant comparing management fee and expense information for the New ETFs to that of peer groups of funds (the “Peer Groups”) determined by the consultant as well as to the relevant fund category determined by the consultant. The Board reviewed the Peer Groups and category information prepared by the consultant comparing the contractual fee rate to be paid by each New ETF to other funds with investment objectives most similar to such
New ETF. The Board noted the challenges in compiling the Peer Groups because of the unique characteristics of each New ETF.
Notwithstanding these challenges, the Board found the comparative information it received to be useful in its evaluation of the

68 :: Form N-CSR – Items 8-11 (unaudited)
PROSHARES TRUST
reasonableness of the Advisor’s proposed fees, including any fee waiver and/or reimbursement arrangements for each New ETF, as applicable.
The Board recognized that financing costs of the ProShares CoinDesk 20 Crypto ETF, which tracks the performance of certain digital assets, would be higher because of the higher margin costs, and that such New ETF would bear those expenses.
The Board recognized the challenges in comparing fees across fund complexes because there may be variations in the services that are included in the fees paid by other funds. The Board concluded that each New ETF’s unitary fee rate was reasonable given the services proposed to be provided and the fees charged by other funds in the Peer Groups.
Profitability
The Board noted that the New ETFs had not yet commenced operations, so it could not yet evaluate the Advisor’s profitability related to the New ETFs. It was noted that each year, as part of its annual contract renewal process, the Trustees discuss the Advi-
sor’s profitability, including the methodology used in the Advisor’s profitability analysis, and receive information provided by the
Advisor relating to its financial condition and overall profitability related to its management of the Funds in the fund complex.
The Board considered and discussed with representatives of the Advisor the significant drivers of cost incurred by (or expected to be incurred by) the Advisor in managing the New ETFs, including, but not limited to, employee compensation, information technology, intellectual capital, regulatory compliance and entrepreneurial risk, and the Board further considered the costs that investors would likely incur if they independently sought to achieve the objectives of the New ETFs.
Investment Performance of the Fund and the Advisor
The Trustees noted that the New ETFs had not yet commenced operations and, therefore, there was no performance information for the New ETFs to consider. The Trustees noted, however, the Advisor’s performance record in managing other crypto-linked
ETFs as well as other series of the Trust and ProFunds that invest in U.S. Treasury securities for short-term cash and collateral management purposes.
Economies of Scale
The Board considered each New ETF’s proposed fee arrangements with the Advisor and noted that, under the Unitary Fee Agree-
ment, the fee rate remains the same (as a percentage of such Fund’s net assets) as asset levels increase. The Board also noted
that the Advisor was obligated to pay certain of each New ETF’s operating expenses and that the Advisor would be contractually obligated to pay actual costs above the Unitary Fee (other than excluded costs) and that the Unitary Fee Agreement will provide an effective cap on each New ETF’s normal operating expenses. The Board also noted the Advisor’s representation that such an arrangement provided important distribution benefits for the New ETFs and addressed competitive pressures within the ETF industry.
Other Benefits
The Board also considered any indirect, or “fall-out,” benefits to the Advisor or its affiliates to be derived from the relationship to the New ETFs. The Board noted that the use of the ProShares GENIUS Money Market ETF as a cash and collateral sweep option for affiliated series of the Trust and ProFunds could increase the size and scale of the New ETF, and noted that the Advisor agreed to waive fees in connection with such investments by affiliated funds for the foreseeable future.
Conclusions
The Board, including all of the Independent Trustees, concluded that it was in the best interests of each New ETF and its prospec-
tive shareholders to approve the Unitary Fee Agreement and that the terms of the Unitary Fee Agreement for each New ETF were fair and reasonable.

This report is submitted for the general information of the shareholders of ProShares. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. To obtain the most recent month end performance information for each ETF, visit ProShares.com.
“Bloomberg
®
”, “Bloomberg Commodity Index
SM
” and the names identifying each of the individual Bloomberg Commodity Subindexes are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, “Bloomberg”). All have been licensed for use by ProShares. ProShares have not been passed on by these entities or their subsidiaries or affiliates as to their legality or suitability.
ProShares are not sponsored, endorsed, sold or promoted by these entities or their subsidiaries or affiliates, and they make no representation regarding the advisability of investing in ProShares
.
THESE ENTITIES AND THEIR SUBSIDIARIES AND AFFILIATES MAKE
NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.
© 2026 ProShare Advisors LLC. All rights reserved.  PSCAN0526
ProShares Trust
7272 Wisconsin Avenue, 21st Floor, Bethesda, MD 20814
866.PRO.5125 866.776.5125
ProShares.com

PROSHARES TRUST
Distributor: SEI Investments Distribution Co.
Annual Financial
Statements and
Additional Information
MAY 31, 2026
Ultra COIN COIA
Ultra CRCL CRCA
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NVDB
Ultra PLTR PLTA
Ultra TSLA TSLI

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1 Schedule of Portfolio Investments
7 Statements of Assets and Liabilities
9 Statements of Operations
11 Statements of Changes in Net Assets
13 Financial Highlights
18 Notes to Financial Statements
33 Report of Independent Registered Public Accounting Firm
34 Miscellaneous Information
35 Form N-CSR – Items 8-11

SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2026 :: 1
PROSHARES TRUST
SCHEDULE OF PORTFOLIO INVESTMENTS

ULTRA COIN :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
2
COIA
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 19 .6%
Repurchase Agreements (a) — 19 .6%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $373,205
(Cost $373,093) $ 373,093
$ 373,093
Total Investments — 19.6%
(Cost $373,093) 373,093
Other assets less liabilities — 80.4% 1,533,823
Net Assets — 100.0% $ 1,906,916
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation (511,436)
Net unrealized depreciation $ (511,436)
Federal income tax cost $ 373,093
Swap Agreements
a
Ultra COIN had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
1,022,841 12/16/2026
Bank of
America NA 8.12%
Coinbase Global, Inc.
(COIN) (124,468) — 124,468 —
970,291 1/20/2027 Citibank NA 10.12%
Coinbase Global, Inc.
(COIN) (106,814) — 106,814 —
944,961 12/16/2026
Nomura Global
Financial
Products Inc. 13.12%
Coinbase Global, Inc.
(COIN) (215,424) — 215,424 —
875,587 12/16/2026
Societe
Generale 7.62%
Coinbase Global, Inc.
(COIN) (64,730) — 64,730 —
3,813,680 (511,436)
Total Unrealized
Depreciation
(511,436)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

MAY 31, 2026 :: ULTRA CRCL
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
3
CRCA
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 15 .1%
Repurchase Agreements (a) — 15 .1%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $34,410,720
(Cost $34,400,401) $ 34,400,401
$ 34,400,401
Total Investments — 15.1%
(Cost $34,400,401) 34,400,401
Other assets less liabilities — 84.9% 193,141,101
Net Assets — 100.0% $ 227,541,502
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 10,294,537
Aggregate gross unrealized depreciation (34,775,141)
Net unrealized depreciation $ (24,480,604)
Federal income tax cost $ 34,400,401
Swap Agreements
a
Ultra CRCL had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
54,966,025 1/20/2027
Bank of
America NA 7.62% Circle Internet Group (6,792,392) — 6,792,392 —
10,550,584 1/20/2027
Barclays Bank
PLC 9.62% Circle Internet Group 466,447 — — 466,447
80,813,984 1/20/2027
CF Secured,
LLC 11.62% Circle Internet Group (5,167,782) — 5,167,782 —
88,407,697 12/16/2026 Citibank NA 12.12% Circle Internet Group (10,047,984) — 10,047,984 —
43,223,291 11/16/2026
Goldman Sachs
International 11.12% Circle Internet Group 9,828,090 (8,146,837) — 1,681,253
107,846,296 11/6/2026
Nomura Global
Financial
Products Inc. 12.62% Circle Internet Group (5,730,480) — 5,730,480 —
69,279,961 12/16/2026
Societe
Generale 10.12% Circle Internet Group (7,036,503) — 7,036,503 —
455,087,838 (24,480,604)
Total Unrealized
Appreciation
10,294,537
Total Unrealized
Depreciation
(34,775,141)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRA NVDA :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
4
NVDB
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 20 .0%
Repurchase Agreements (a) — 20 .0%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $2,515,616
(Cost $2,514,863) $ 2,514,863
$ 2,514,863
Total Investments — 20.0%
(Cost $2,514,863) 2,514,863
Other assets less liabilities — 80.0% 10,075,473
Net Assets — 100.0% $ 12,590,336
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 290,643
Aggregate gross unrealized depreciation (1,060,704)
Net unrealized depreciation $ (770,061)
Federal income tax cost $ 2,514,863
Swap Agreements
a
Ultra NVDA had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
6,757,549 11/6/2026
Bank of
America NA 6.62% NVIDIA Corp. (NVDA) (462,786) — 462,786 —
10,264,404 11/6/2026
Goldman Sachs
International 6.62% NVIDIA Corp. (NVDA) (597,918) — 597,918 —
8,164,430 12/1/2026
Nomura Global
Financial
Products Inc. 7.37% NVIDIA Corp. (NVDA) 290,643 (290,643) — —
25,186,383 (770,061)
Total Unrealized
Appreciation
290,643
Total Unrealized
Depreciation
(1,060,704)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

MAY 31, 2026 :: ULTRA PLTR
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
5
PLTA
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 15 .9%
Repurchase Agreements (a) — 15 .9%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $1,507,581
(Cost $1,507,131) $ 1,507,131
$ 1,507,131
Total Investments — 15.9%
(Cost $1,507,131) 1,507,131
Other assets less liabilities — 84.1% 7,989,506
Net Assets — 100.0% $ 9,496,637
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 967,670
Aggregate gross unrealized depreciation (351,494)
Net unrealized appreciation $ 616,176
Federal income tax cost $ 1,507,131
Swap Agreements
a
Ultra PLTR had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
3,986,448 12/16/2026
Bank of
America NA 7.62%
Palantir Technologies,
Inc. (PLTR) (10,463) — 10,463 —
3,529,820 12/16/2026 Citibank NA 7.37%
Palantir Technologies,
Inc. (PLTR) 333,773 — — 333,773
2,475,054 11/6/2026
Goldman Sachs
International 7.12%
Palantir Technologies,
Inc. (PLTR) (341,031) — 341,031 —
3,865,912 11/6/2026
Nomura Global
Financial
Products Inc. 7.37%
Palantir Technologies,
Inc. (PLTR) 218,457 — — 218,457
5,140,147 11/6/2026
Societe
Generale 6.62%
Palantir Technologies,
Inc. (PLTR) 415,440 — — 415,440
18,997,381 616,176
Total Unrealized
Appreciation
967,670
Total Unrealized
Depreciation
(351,494)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRA TSLA :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
6
TSLI
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 20 .4%
Repurchase Agreements (a) — 20 .4%
Repurchase Agreements
with various counterparties,
rates 3.55% - 3.62%, dated
5/29/2026, due 6/1/2026, total
to be received $1,209,312
(Cost $1,208,950) $ 1,208,950
$ 1,208,950
Total Investments — 20.4%
(Cost $1,208,950) 1,208,950
Other assets less liabilities — 79.6% 4,719,416
Net Assets — 100.0% $ 5,928,366
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 716,402
Aggregate gross unrealized depreciation —
Net unrealized appreciation $ 716,402
Federal income tax cost $ 1,208,950
Swap Agreements
a
Ultra TSLA had the following open non-exchange traded total return swap agreements as of May 31, 2026:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty
($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty
($)
A
Net
Amount
e
($)
A
2,380,721 12/22/2026
Bank of
America NA 7.77% Tesla, Inc. (TSLA) 93,112 — — 93,112
1,785,867 11/9/2026 Citibank NA 7.37% Tesla, Inc. (TSLA) 102,161 — (102,161) —
2,160,647 1/6/2027
Goldman Sachs
International 7.37% Tesla, Inc. (TSLA) 163,222 — — 163,222
3,377,808 12/16/2026
Nomura Global
Financial
Products Inc. 7.37% Tesla, Inc. (TSLA) 131,323 — — 131,323
2,155,853 1/6/2027
Societe
Generale 6.12% Tesla, Inc. (TSLA) 226,584 — (226,584) —
11,860,896 716,402
Total Unrealized
Appreciation
716,402
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of May 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

STATEMENTS OF ASSETS AND LIABILITIES :: MAY 31, 2026 :: 7
PROSHARES TRUST
STATEMENTS OF ASSETS AND LIABILITIES

8 :: MAY 31, 2026 :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra COIN Ultra CRCL Ultra NVDA Ultra PLTR Ultra TSLA
ASSETS:
Repurchase Agreements, at cost
$ 373,093 $ 34,400,401 $ 2,514,863 $ 1,507,131 $ 1,208,950
Repurchase Agreements, at value
373,093 34,400,401 2,514,863 1,507,131 1,208,950
Segregated cash balances with
custodian for swap agreements 2,066,299 219,194,412 10,860,000 7,380,712 4,023,841
Interest receivable 4,393 404,131 21,349 14,337 7,396
Due from broker — — — 8,600 —
Receivable from Advisor 13,557 — 2,692 7,598 11,274
Unrealized appreciation on non-
exchange traded swap agreements — 10,294,537 290,643 967,670 716,402
Prepaid expenses 11 752 32 22 11
Total Assets
2,457,353 264,294,233 13,689,579 9,886,070 5,967,874
LIABILITIES:
Payable for capital shares redeemed — 1,766,034 — — —
Payable to Advisor — 107,554 — — —
Management Services fees payable — 17,794 — — —
Custodian fees payable 160 2,304 175 122 110
Administration fees payable 8,032 34,575 10,793 9,092 8,572
Trustee fees payable 18 990 57 38 22
Listing, Data and related fees payable 1,998 1,834 1,998 1,998 1,998
Professional fees payable 28,100 32,665 24,644 25,922 28,303
Unrealized depreciation on non-
exchange traded swap agreements 511,436 34,775,141 1,060,704 351,494 —
Other liabilities 693 13,840 872 767 503
Total Liabilities
550,437 36,752,731 1,099,243 389,433 39,508
Commitments and contingencies (Note 4)
NET ASSETS $ 1,906,916 $ 227,541,502 $ 12,590,336 $ 9,496,637 $ 5,928,366
NET ASSETS CONSIST OF:
Paid in Capital $ 8,947,479 $ 344,918,527 $ 11,500,693 $ 10,027,504 $ 3,118,046
Distributable earnings (loss) (7,040,563) (117,377,025) 1,089,643 (530,867) 2,810,320
NET ASSETS $ 1,906,916 $ 227,541,502 $ 12,590,336 $ 9,496,637 $ 5,928,366
Shares (unlimited number of shares
authorized, no par value) 165,001 4,745,906 390,001 520,001 200,001
Net Asset Value $ 11.56 $ 47.94 $ 32.28 $ 18.26 $ 29.64

STATEMENTS OF OPERATIONS :: MAY 31, 2026 :: 9
PROSHARES TRUST
STATEMENTS OF OPERATIONS

10 :: FOR THE PERIOD ENDED MAY 31, 2026 :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements
Ultra COIN Ultra CRCL Ultra NVDA Ultra PLTR Ultra TSLA
September 8,
2025
*
through
May 31, 2026
August 6, 2025
*
through
May 31, 2026
September 8,
2025
*
through
May 31, 2026
September 8,
2025
*
through
May 31, 2026
September 8,
2025
*
through
May 31, 2026
INVESTMENT INCOME:
Interest $ 116,578 $ 3,911,104 $ 232,132 $ 183,694 $ 151,468
Total Investment Income
116,578 3,911,104 232,132 183,694 151,468
EXPENSES:
Advisory fees (Note 4) 27,087 849,007 59,608 44,820 43,886
Management Services fees (Note 4) 3,612 113,201 7,948 5,976 5,851
Professional fees 33,665 59,105 30,217 31,720 34,842
Administration fees (Note 5) 19,460 80,945 23,840 21,652 21,654
Custodian fees (Note 6) 700 8,981 765 626 748
Printing and Shareholder reports 630 4,764 699 613 537
Listing, Data and related fees (Note 7) 5,520 6,288 5,520 5,520 5,520
Trustees fees and expenses (Note 8) 69 1,941 136 109 103
Compliance services fees (Note 4) 13 443 28 22 21
Excise tax 43 2,160 25 22 —
Other fees 1,133 14,187 1,263 1,193 963
Total Gross Expenses before fees waived and/or
reimbursed
91,932 1,141,022 130,049 112,273 114,125
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (57,392) (60,191) (54,323) (55,268) (58,374)
Expenses waived by custodian (Note 6) (180) (2,255) (203) (144) (167)
Total Net Expenses
34,360 1,078,576 75,523 56,861 55,584
Net Investment Income (Loss)
82,218 2,832,528 156,609 126,833 95,884
NET REALIZED GAIN (LOSS) FROM:
Expiration or closing of non-exchange traded swap
agreements (6,541,433) (93,742,247) 1,816,798 (1,175,545) 2,834,709
Net realized gain (loss)
(6,541,433) (93,742,247) 1,816,798 (1,175,545) 2,834,709
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Non-exchange traded swap agreements (511,436) (24,480,604) (770,061) 616,176 716,402
Change in net unrealized appreciation/depreciation
(511,436) (24,480,604) (770,061) 616,176 716,402
Net realized and unrealized gain (loss)
(7,052,869) (118,222,851) 1,046,737 (559,369) 3,551,111
Change in Net Assets Resulting from Operations
$ (6,970,651) $ (115,390,323) $ 1,203,346 $ (432,536) $ 3,646,995
* Commencement of investment operations.

STATEMENTS OF CHANGES IN NET ASSETS :: MAY 31, 2026 :: 11
PROSHARES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

12 :: MAY 31, 2026 :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra COIN Ultra CRCL Ultra NVDA Ultra PLTR Ultra TSLA
September 8,
2025*
through May 31,
2026
August 6, 2025*
through May 31,
2026
September 8,
2025*
through May 31,
2026
September 8,
2025*
through May 31,
2026
September 8,
2025*
through May 31,
2026
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 82,218 $ 2,832,528 $ 156,609 $ 126,833 $ 95,884
Net realized gain (loss) (6,541,433) (93,742,247) 1,816,798 (1,175,545) 2,834,709
Change in net unrealized appreciation/
depreciation (511,436) (24,480,604) (770,061) 616,176 716,402
Change in net assets resulting from
operations (6,970,651) (115,390,323) 1,203,346 (432,536) 3,646,995
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(69,912) (1,986,702) (113,703) (98,331) (836,675)
Total distributions (69,912) (1,986,702) (113,703) (98,331) (836,675)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 14,612,302 746,927,685 30,582,517 20,511,125 40,016,893
Cost of shares redeemed (5,664,823) (402,009,158) (19,081,824) (10,483,621) (36,898,847)
Change in net assets resulting from
capital transactions
8,947,479 344,918,527 11,500,693 10,027,504 3,118,046
Change in net assets 1,906,916 227,541,502 12,590,336 9,496,637 5,928,366
NET ASSETS:
Beginning of period $ — $ — $ — $ — $ —
End of period $ 1,906,916 $ 227,541,502 $ 12,590,336 $ 9,496,637 $ 5,928,366
SHARE TRANSACTIONS:
Beginning of period — — — — —
Issued 455,001
(b)
13,535,000
(b)
1,000,001 850,001 1,130,001
Issued in-kind — — — — —
Redeemed (290,000)
(b)
(8,789,094)
(b)
(610,000) (330,000) (930,000)
Redemption in-kind — — — — —
Shares outstanding, end of period 165,001 4,745,906 390,001 520,001 200,001
* Commencement of investment operations.
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period.
See Note 10 to the Financial Statements.
(b) Share amounts have been restated to reflect share splits and reverse share splits, as applicable. See Note 12.

FINANCIAL HIGHLIGHTS :: 13
PROSHARES TRUST
FINANCIAL HIGHLIGHTS

14 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2026
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra COIN
September 8,
2025* through May
31, 2026 †
$ 50 .00 $ 0 .47 $ ( 38 .50 ) $ — $ ( 38 .03 ) $ ( 0 .41 ) $ — $ — $ ( 0 .41 ) $ 11 .56 ( 76 .36 ) % ( 76 .33 ) % 2 .54% 0 .95% 0 .68% 2 .28% $ 1,907 — %
Ultra CRCL
August 6, 2025*
through May 31,
2026 †
250 .00 0 .99 ( 202 .35 ) — ( 201 .36 ) ( 0 .70 ) — — ( 0 .70 ) 47 .94 ( 80 .59 ) ( 80 .55 ) 1 .01 0 .95 2 .44 2 .50 227,542 —
*
Commencement of investment operations.

15 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2026
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra NVDA
September 8,
2025* through May
31, 2026
$ 25 .00 $ 0 .41 $ 7 .17 $ — $ 7 .58 $ ( 0 .30 ) $ — $ — $ ( 0 .30 ) $ 32 .28 30 .62% 31 .17% 1 .64% 0 .95% 1 .28% 1 .97% $ 12,590 — %
Ultra PLTR
September 8,
2025* through May
31, 2026
25 .00 0 .36 ( 6 .76 ) — ( 6 .40 ) ( 0 .34 ) — — ( 0 .34 ) 18 .26 ( 26 .00 ) ( 25 .97 ) 1 .88 0 .95 1 .19 2 .12 9,497 —
*
Commencement of investment operations.

16 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2026
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra TSLA
September 8,
2025* through May
31, 2026
$ 25 .00 $ 0 .40 $ 6 .60 $ — $ 7 .00 $ ( 0 .31 ) $ ( 2 .05 ) $ — $ ( 2 .36 ) $ 29 .64 25 .69% 25 .72% 1 .95% 0 .95% 0 .64% 1 .64% $ 5,928 — %
*
Commencement of investment operations.

FINANCIAL HIGHLIGHTS :: 17
PROSHARES TRUST
ProShares Trust Notes to Financial Highlights:
See accompanying notes to the financial statements.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Includes transaction fees associated with the issuance and redemption of Creation Units.
(c) Not annualized for periods less than one year.
(d) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(e) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value.
Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE and Nasdaq) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on the listing market.
(f) Annualized for periods less than one year.
(g) Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition, instruments used for cash management purposes, or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. In-Kind transactions are not included in the portfolio turnover calculations.
† Per share amounts have been restated to reflect share splits and reverse share splits, as applicable. See Note 12.

18 :: MAY 31, 2026 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2026 :: 19
PROSHARES TRUST
1. Organization
ProShares Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (“1940 Act”). The Trust was formed as a Delaware statutory trust on May 29, 2002, has authorized capital of an unlimited number of shares at no par value and is comprised of 151 operational funds. These accompanying Notes to Financial Statements relate to the portfolios of the Trust included in this report (collectively, the “Funds” and individually, a “Fund”). Each Fund qual-
ifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946 – Financial Services –
Investment Companies. Each Fund is considered to be “non-diversified” under the 1940 Act.
Each Fund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of its underlying security.
The Trust adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-09, Income Taxes (Topic
740) – Improvements to Income Taxes Disclosures (“ASU 2023-09”) as of May 31, 2026. ASU 2023-09 requires public business enti-
ties, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income tax-
es paid disaggregated by jurisdiction. During the period ended May 31, 2026, the Funds did not pay a material amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in the financial statements.
2. Significant Accounting Policies
The net asset value per share (“NAV”) of each Fund is generally determined as of the close of the regular trading session of the exchange on which it is listed (typically calculated as of 4:00 p.m. Eastern Time) on each business day.
The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements.
These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial state-
ments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.
Investment Valuation
The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Pursuant to Rule 2a-5 (the “Rule”), the Trust’s Board of Trustees (the “Board”) designated ProShare Advisors LLC (the “Advisor”)
the “Valuation Designee” as contemplated by the Rule. The Valuation Designee is responsible for assessing and managing valu-
ation risks, administering the pricing and valuation guidelines approved by the Board, and overseeing pricing services utilized in valuing the Trust’s security holdings, among other responsibilities outlined in the Rule. When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain prices become stale, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with the pricing and valuation guidelines. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a
Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the
Advisor or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.
Depending on the source and relative significance of valuation inputs, these instruments may be categorized as Level 2 or Level 3 in the fair value hierarchy described below.
The securities, if any, in the portfolio of a Fund that are listed or traded on a stock exchange or the Nasdaq Stock Market, except as otherwise noted, are generally valued at the closing price, if available, or the last sale price on the exchange or system where the security is principally traded, generally using information provided by a third party pricing service, or market quotations. These valuations are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales for that day on the exchange or system where the security is principally traded, then fair value may be determined with reference to the mean of the latest bid and asked quotes, if applicable, on the exchange or system. If there have been no sales or quotes of the security for that day on the exchange or system, the security will be valued in accordance with the pricing and valuation guidelines.
Repurchase agreements are valued at amortized cost, which approximates fair value, and are typically categorized as Level 2 in-
vestments in the fair value hierarchy.
Non-exchange traded derivatives (e.g. non-exchange traded swap agreements) are generally valued using independent sources and/or agreement with counterparties or other procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy.

20 :: MAY 31, 2026 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assump-
tions which are developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the
Funds’ own assumptions about market participant assumptions which are developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:
Level 1— Quoted prices in active markets for identical assets.
Level 2— Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3— Significant unobservable inputs (including assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities maturing in sixty days or less may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are typically categorized as Level 2. Fair value measurements may also require additional disclo-
sure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly.
The following is a summary of the valuations as of May 31, 2026, for each Fund based upon the three levels defined above:
Repurchase Agreements
Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions whose creditworthiness is monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements through joint account arrangements; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the
Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of each Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund’s total net assets. The investments of each Fund in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant.
On May 31, 2026, the Funds had an undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respec-
tive repurchase agreement.
LEVEL 1 - Quoted
Prices
A
LEVEL 2 - Other Significant Observable
Inputs
A
Total
A
Common
Stocks
A
Repurchase
Agreements
A
Swap Agreements*
A
Investment
Securities,
including
Repurchase
Agreements
A
Other Financial
Instruments,
including Futures
Contracts
and Swap
Agreements*
A
Ultra COIN ............................ $ — $ 373,093 $ (511,436) $ 373,093 $ (511,436)
Ultra CRCL ........................... — 34,400,401 (24,480,604) 34,400,401 (24,480,604)
Ultra NVDA ........................... — 2,514,863 (770,061) 2,514,863 (770,061)
Ultra PLTR ............................ — 1,507,131 616,176 1,507,131 616,176
Ultra TSLA ............................ — 1,208,950 716,402 1,208,950 716,402
*  These investments are recorded in the financial statements at the unrealized gain or loss on the investment.

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2026 :: 21
PROSHARES TRUST
Equity Securities
All Funds in this book may invest in equities including in shares of foreign or U.S. common stock.
U.S. Treasury Bills
The Funds may invest in U.S. Treasury Bills. U.S. Treasury Bills are U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
Accounting for Derivatives Instruments
In seeking to achieve the investment objectives of Funds whose objective is tied to an underlying security, the Advisor uses a pas-
sive approach to investing that is designed to track the performance of the Fund’s underlying security. Each such Fund attempts to achieve its investment objective by investing all, or substantially all, of its assets in financial instruments that provide similar exposure.
All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. The Funds
utilized a varying level of derivative instruments in conjunction with investment securities in seeking to meet their investment objective during the period. While the volume of open positions may vary on a daily basis as each Fund transacts derivative con-
tracts in order to achieve the appropriate exposure to meet its investment objective, the volume of these open positions relative to the net assets of each respective Fund at the date of this report is generally representative of open positions throughout the reporting period.
For financial reporting purposes, the Trust can offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements in the Statement of Assets and Liabilities. Funds holding non-exchange traded swap agree-
ments present the gross amounts of these assets and liabilities on their Schedule of Portfolio Investments.
Following is a description of the Funds’ use of derivative instruments, the types of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type.
Swap Agreements
The Funds may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position, including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for pe-
riods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular pre-determined investment or instrument. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “predetermined investment or instrument” of securities or an ETF representing a particular index or group of securities.
Most swap agreements entered into by a Fund calculate and settle the obligations of the parties to the agreement on a “net basis”
with a single payment. Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only
Fund Name
Bank of
America
Securities,
Inc., 3.62%,
dated
5/29/2026
due
6/1/2026
(a)
Barclays
Capital, Inc.,
3.55%,
dated
5/29/2026
due
6/1/2026
(b)
BNP Paribas
Securities
Corp., 3.61%,
dated
5/29/2026
due
6/1/2026
(c)
CF Secured
LLC, 3.60%
dated
5/29/2026
due
6/1/2026
(d)
Total
Ultra COIN
....................................................
$ 71,950
$ 52,764 $ 95,933 $ 152,446 $ 373,093
Ultra CRCL
....................................................
6,634,019
4,864,947 8,845,358 14,056,077 34,400,401
Ultra NVDA
....................................................
484,985
355,655 646,645 1,027,578 2,514,863
Ultra PLTR
....................................................
290,646
213,140 387,528 615,817 1,507,131
Ultra TSLA
....................................................
233,142
170,971 310,857 493,980 1,208,950
$ 7,714,742 $ 5,657,477 $ 10,286,321 $ 16,345,898 $ 40,004,438
Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at May 31, 2026 as follows:
(a) U.S. Treasury Bonds, 0% to 4.38%, due 8/15/2028 to 8/15/2043; U.S. Treasury Notes, 0.38% to 4.25%, due 1/15/2027 to 3/31/2033, which had an aggregate value at the Trust level of $459,000,017.
(b) U.S. Treasury Notes, 2.88% to 4.13%, due 10/31/2031 to 5/15/2032, which had an aggregate value at the Trust level of $336,600,114.
(c) U.S. Treasury Bills, 0%, due 10/22/2026; U.S. Treasury Bonds, 0% to 5%, due 1/15/2027 to 2/15/2054; U.S. Treasury Notes, 0.25% to
4.63%, due 6/30/2026 to 1/15/2035, which had an aggregate value at the Trust level of $612,000,000.
(d) U.S. Treasury Bills, 0%, due 6/2/2026 to 2/18/2027; U.S. Treasury Bonds, 0% to 6.75%, due 5/31/2026 to 2/15/2056; U.S. Treasury Notes,
0.13% to 4.88%, due 5/31/2026 to 2/15/2036, which had an aggregate value at the Trust level of $972,815,401.

22 :: MAY 31, 2026 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).
On a typical long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying investments or instruments plus any dividends or interest that would have been received on those assets. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the Fund on a long swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the under-
lying securities.
A Fund’s current obligations under most swap agreements (total return swaps, equity/index swaps, interest rate swaps) will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counter-
party will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date. Interest income related to segregated cash is reflected on the Statements of Operations as
“Interest.”
A Fund will not enter into non-exchange traded swap agreements (i.e., not cleared by a central counterparty) unless the Advisor believes that the counterparty to the transaction is creditworthy. The counterparty to a non-exchange traded swap agreement will typically be a major global financial institution. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Fund’s rights as a creditor.
In the normal course of business, a Fund enters into International Swaps and Derivatives Association (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and ter-
mination events, and various covenants and representations. Certain of the Fund’s ISDA agreements contain provisions that re-
quire the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Fund were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Fund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The Funds seek to mitigate risks by generally requiring that the counterparties for each Fund agree to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to what the counterparty owes the Fund, subject to certain minimum thresholds, although the Funds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the Funds will be exposed to risks, includ-
ing possible delays in recovering amounts as a result of bankruptcy proceedings.
The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to, and in some cases different from, those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of counterparties or clearing organizations to perform. A Fund may use a combination of swaps on an underlying security that is designed to track the performance of that security, or it may solely use swaps on an ETF to achieve its desired investment exposure. The performance of an ETF may not track the performance of its underlying security due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its underlying security as it would if the Fund used only swaps on the underlying security. The Advisor, under supervision from the
Board, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements.
All of the outstanding swap agreements held by the Funds on May 31, 2026 contractually terminate within 8 months but may be terminated without penalty by either party daily. Upon termination, the Fund is entitled to receive or pay the “unrealized appreci-
ation or depreciation” amount existing at the date of termination.
The Financial Accounting Standards Board, pursuant to Accounting Standards Codification 815-10 (“ASC 815-10”), requires com-
panies (including the Trust) to disclose information intended to enable financial statement users to understand how derivative instruments affect the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of
Operations during the reporting period, in the context of each entity’s risk exposure. ASC 815-10 provides examples of risk expo-
sure, including interest rate, foreign exchange, equity and credit.

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2026 :: 23
PROSHARES TRUST
As the Funds' investment objective is to approximate, on a daily basis, the corresponding performance, inverse, multiple, or in-
verse multiple of the performance of its underlying security, the derivatives utilized are aligned to the same primary risk.  The primary risk exposure for those Funds benchmarked to an equity underlying security is equity risk.
The following tables indicate the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.
Taxes and Distributions
Each of the Funds intends to qualify or continue to qualify as a regulated investment company and distribute substantially all of its net investment income and capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.
As of May 31, 2026, management of the Funds has reviewed all open tax years and major jurisdictions (the last four tax year ends including the interim tax periods since then, as applicable) and concluded that there is no tax liability resulting from unrecog-
nized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Distributions to shareholders from net investment income and net capital gain, if any, are declared and paid at least annually. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in na-
ture. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales, straddles, 1256 mark-to-market, partnerships,
Fair Value of Derivative Instruments as of May 31, 2026
A
                      Asset Derivatives                                                                                 Liabilities Derivatives
A
Derivatives
not accounted
for as hedging
instruments under
ASC 815
A
Statements of
Assets and
Liabilities
Location
A
Fund
A
Unrealized
Appreciation
A
Statements of
Assets and
Liabilities
Location
A
Fund
A
Unrealized
Depreciation
A
Non-exchange
traded swap
agreements
Unrealized
appreciation on
non-exchange
traded swap
agreements
Unrealized
depreciation on
non-exchange
traded swap
agreements
Ultra COIN
Ultra COIN
$ —
Ultra COIN $ 511,436
Ultra CRCL
Ultra CRCL
10,294,537
Ultra CRCL 34,775,141
Ultra NVDA
Ultra NVDA
290,643
Ultra NVDA 1,060,704
Ultra PLTR
Ultra PLTR
967,670
Ultra PLTR 351,494
Ultra TSLA
Ultra TSLA
716,402
Ultra TSLA —
The Effect of Derivative Instruments on the Statements of Operations for the Period Ended May 31, 2026
A
Derivatives
not accounted
for as hedging
instruments under
ASC 815
A
Location of Gain or (Loss) on
Derivatives on the Statements of
Operations
A
Fund
A
Realized Gain
or (Loss) on
Derivatives
A
Change in
Unrealized
Appreciation or
(Depreciation) on
Derivatives
A
Non-exchange
traded swap
agreements
Net realized gain (loss) on Expiration
or closing of: non-exchange traded
swap agreements; Change in net
unrealized appreciation (depreciation)
on: Non-exchange traded swap
agreements
Ultra COIN
Ultra COIN
(a)
$ (6,541,433) $ (511,436)
Ultra CRCL
Ultra CRCL
(b)
(93,742,247) (24,480,604)
Ultra NVDA
Ultra NVDA
(a)
1,816,798 (770,061)
Ultra PLTR
Ultra PLTR
(a)
(1,175,545) 616,176
Ultra TSLA
Ultra TSLA
(a)
2,834,709 716,402
(a) Commencement of investment operations from September 8, 2025 through May 31, 2026.
(b) Commencement of investment operations from August 6, 2025 through May 31, 2026. .

24 :: MAY 31, 2026 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
passive foreign investment companies mark-to-market, constructive sales adjustments and qualified late-year loss deferrals) do not require a reclassification. Under current law, each Fund is permitted to treat on its tax return as dividends paid the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders' portion of the Fund's accumu-
lated earnings and profits. This practice, called tax “equalization,” reduces the amount of income and/or gains that the Funds are required to distribute as dividends to non-redeeming shareholders. While subject to management’s discretion, any available tax equalization is typically applied first to short term capital gains, next to long term capital gains and then to ordinary income. To the extent distributions exceed net investment income and net realized capital gains for tax purposes, they are reported as a tax return of capital.
The Funds’ tax year end is October 31st and the tax character of current year distributions and current components of accumulat-
ed earnings (deficit) will be determined at the end of the current tax year.
At October 31, 2025 (the Funds’ most recent tax year end), the components of accumulated earnings (deficit) on a tax basis were as follows:
Temporary differences are generally due to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions. There were no permanent differences that resulted in reclassifications as of October 31, 2025
(the Funds’ most recent tax year end), among the Funds’ components of net assets.
As of October 31, 2025 (the Funds’ most recent tax year end), the Funds had capital loss carry forwards (“CLCFs”) available to offset future realized gains, if any, to the extent provided for by regulations and to thereby reduce the amount of future taxable capital gain distributions. Under current tax law, CLCFs retain their character as either short-term or long-term capital losses, and are not subject to expiration.
At October 31, 2025 (the Funds’ most recent tax year end), the following Funds had available CLCFs:
At October 31, 2025 (the Funds’ most recent tax year end), the Funds did not utilize CLCFs and/or elect to defer late-year ordinary losses.
3. Investment Transactions, Income and Expense Allocations
Throughout the reporting period, investment transactions are generally accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions on the last business day of the reporting period are accounted for on the trade date.
Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Div-
idend income is recorded on the ex-dividend date except for certain foreign dividends that may be recorded as soon as such in-
formation becomes available. Non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.
Period Ended October 31, 2025
A
Fund
A
Distributions
paid from
ordinary
income
A
Distributions
paid from
net long-
term capital
gains
A
Tax
return of
capital
A
Total
Distributions
A
Ultra CRCL
.......................................................
$ 125,876 $ — $ — $ 125,876
Fund
A
Undistributed
Ordinary
Income
A
Undistributed
Long-Term
Capital Gain
A
Accumulated
Capital and
Other Losses
A
Unrealized
Appreciation/
(Depreciation)
A
Ultra COIN
......................
$ 21,627 $ — $ (232,557) $ 929,305
Ultra CRCL
......................
350,150 — (21,766,798) (17,283,576)
Ultra NVDA
......................
20,656 — (52,346) 2,774,271
Ultra PLTR
......................
23,334 — (37,500) 4,197,510
Ultra TSLA
......................
779,207 — — 4,583,000
No Expiration Date
A
Ultra COIN
..................................................................................
$ 232,557
Ultra CRCL
..................................................................................
21,766,798
Ultra NVDA
..................................................................................
52,346
Ultra PLTR
..................................................................................
37,500

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2026 :: 25
PROSHARES TRUST
Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund or jointly with an affiliate, are allocated among the respective Funds and/or affiliates based upon relative net assets or another reasonable basis.
4. Advisory and Management Service Fees and Transactions with Affiliates
The Advisor serves as the investment adviser to each Fund pursuant to an Investment Advisory Agreement. For its investment advisory services, each Fund pays the Advisor a monthly fee, accrued daily at an annualized rate of 0.75% based on its average daily net assets. Pursuant to a separate Management Services Agreement, the Advisor performs certain administrative services on behalf of the Funds, such as negotiating, coordinating and implementing the Trust’s contractual obligations with the Funds’
service providers; monitoring, overseeing and reviewing the performance of such service providers to ensure adherence to ap-
plicable contractual obligations; and preparing or coordinating reports and presentations to the Board of Trustees with respect to such service providers. For these and other services, each Fund pays the Advisor monthly management services fees, accrued daily at an annualized rate of 0.10% based on its average daily net assets.
The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain oth-
er expenses, in order to limit the annual operating expenses of each Fund to 0.95%. These expense limitations remain in effect until September 30, 2026, after which they may be terminated or revised. In addition, the Advisor has entered into an Advisory
Fee Waiver Agreement for each Fund that reduces the annualized advisory fee rate subject to the following breakpoints: 0.75% of the first $4.0 billion of average daily net assets of each Fund, 0.70% of the next $1.5 billion, 0.65% of the next $1.5 billion, 0.60%
of the next $1.5 billion and 0.55% of average daily net assets of each Fund over $8.5 billion through September 30, 2026. To the extent that a Fund achieves an asset breakpoint, the Advisor will waive fees in order to match the corresponding reduction in the tiered advisory fee limit. Any such waivers are reflected as a component of “Expenses waived and/or reimbursed by Advisor” on the Statements of Operations.
For the period ended May 31, 2026, advisory and management services fees, waivers, reimbursements, and expense limitations were as follows:
For each Fund, amounts waived or reimbursed by the Advisor may be recouped by the Advisor within five years of the end of the applicable contractual period to the extent that such recoupments would not cause a Fund’s annualized operating expenses to ex-
ceed the lesser of (1) the expense limitation in effect at the time of waiver, and (2) the expense limitation in effect at the time of re-
coupment. Any amounts recouped by the Advisor during the period are reflected in the Statements of Operations as “Recoupment of prior expenses waived and/or reimbursed by Advisor." As of May 31, 2026, no commitment or contingent liability is expected.
The amounts eligible for recoupment and the date of expiration are as follows:
Employees of the Advisor serve in the roles of Interested Trustee, President, Chief Legal Officer and Secretary of the Trust. These
individuals receive no compensation directly from the Trust. Another employee of the Advisor serves as Chief Compliance Officer and Anti-Money Laundering Officer. This individual’s related compensation, along with the compensation of staff who administer the Funds’ compliance program, and certain other expenses are reimbursed to the Advisor by the Funds and are reflected on the
Statements of Operations as “Compliance services fees."
Fund
A
Investment
Advisory
Fee Rate
A
Management
Services Fee
Rate
A
Advisory Fees
Waived
A
Management
Services Fees
Waived
A
Expense
Reimbursements
A
Expense
Limitation
A
Expense Limitation
Effective Through
A
Ultra COIN
..............
0.75% 0.10% $ 27,087 $ 3,612 $ 26,693 0.95 % September 30, 2026
Ultra CRCL
.............
0.75 0.10 60,191 — — 0.95 September 30, 2026
Ultra NVDA
.............
0.75 0.10 54,323 — — 0.95 September 30, 2026
Ultra PLTR
..............
0.75 0.10 44,820 5,976 4,472 0.95 September 30, 2026
Ultra TSLA
..............
0.75 0.10 43,886 5,851 8,637 0.95 September 30, 2026
Expires September 30,
Fund 2026 2027 2028 2029 2030 2031
Total Amount
Eligible for
Recoupment
Ultra COIN
...................
$ — $ — $ — $ — $ 2,552 $ 54,840 $ 57,392
Ultra CRCL
...................
— — — — 7,893 52,298 60,191
Ultra NVDA
...................
— — — — 2,564 51,759 54,323
Ultra PLTR
...................
— — — — 2,539 52,729 55,268
Ultra TSLA
...................
— — — — 2,435 55,939 58,374

26 :: MAY 31, 2026 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
5. Administration Fees
JPMorgan Chase Bank, N.A. acts as the Trust’s administrator (the “Administrator”). The Administrator provides certain admin-
istrative services to the Funds, including fund accounting, fund administration and certain compliance services, pursuant to a
Fund Services Agreement. For these services, each Fund shall pay the Administrator monthly, a fee accrued daily and based on average net assets. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Adminis-
trator in the performance of its duties. Such fees are reflected on the Statements of Operations as “Administration Fees.” Certain
employees of the Administrator are also officers of the Trust.
6. Custodian Fees
JPMorgan Chase Bank, N.A. acts as custodian for the Funds in accordance with a Custody Agreement. The custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. Custodian fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket ex-
penses. Such fees are reflected on the Statements of Operations as “Custodian fees.” The custodian voluntarily waived a portion of transaction fees during the period ended May 31, 2026 for certain Funds. Such fees are reflected on the Statements of Operations as "Expenses waived by custodian."
7. Listing, Data and Related Fees
The Funds may incur costs relating to their initial and ongoing listing on an exchange and for the calculation and dissemination of Indicative Optimized Portfolio Values (IOPVs). Additionally, a Fund may enter into a license agreement for the right to use an
Index and the related Trade Mark(s) and to receive data related to the index from the index provider. The portion of such costs attributed to each Fund is reflected on the Statements of Operations as “Listing, Data and related fees."
8. Trustees Fees
The Trust, together with other affiliated trusts, pay each Independent Trustee an aggregate fee consisting of a $375,000 annual retainer (paid in quarterly increments) for services provided as a Board member. Prior to September 1, 2025, each Independent
Trustee was paid a $325,000 annual retainer. Such fees are allocated between the Funds and other affiliated funds. Each Fund’s share of these fees, together with reimbursable expenses of the Trustees, is reflected on the Statements of Operations as “Trust-
ees Fees and expenses."
9. Distribution and Service Plan
SEI Investments Distribution Co. serves as the Funds’ distributor. The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which each Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.
10. Issuance and Redemption of Fund Shares
Each Fund issues and redeems its shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash), in large blocks known as Creation Units, each of which is comprised of a specified number of shares.
To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Fund of all or a portion of the applicable Deposit Securities.  In these circumstances, the Fund may require the Authorized Participant to maintain with the Trust an amount up to 115% and/or 125% of the daily mark-
to-market value of the missing Deposit Securities.
Retail investors may only purchase and sell Fund shares on a national securities exchange through a broker-dealer and such transactions may be subject to customary commission rates imposed by the broker-dealer.
Authorized Participants may pay transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Transaction fees related to unsettled Creation Unit transactions are included in the receivable for capital shares issued on the Statement of Assets and Liabilities. None of the Funds had any transaction fees for the period ended
May 31, 2026.
11. Investment Transactions
For the period ended May 31, 2026, there were no securities purchased or proceeds from sales of securities excluding short-term securities, instruments used for cash management purposes, and derivatives.

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2026 :: 27
PROSHARES TRUST
12. Share Splits and Reverse Share Splits
The effect of a share split transaction is to multiply the number of outstanding shares of the Fund by the split factor, with a cor-
responding decrease in the net asset value per share. The effect of the reverse share split transactions is to divide the number of outstanding shares of the Fund by the reverse split factor, with a corresponding increase in the net asset value per share. These transactions do not change the net assets of the Fund or the value of a shareholder's investment. The historical share transactions presented in the Statements of Changes in Net Assets and the per share data presented in the Financial Highlights have been ad-
justed retroactively to give effect to share splits, as reflected in the following table.
13. Risk
Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds.
Risks Associated with the Use of Derivatives
Certain Funds obtain investment exposure through derivatives (including investing in futures contracts, securities and index-
es, forward contracts, swap agreements and similar instruments). Investing in derivatives may be considered aggressive and may expose a Fund to risks different from, or possibly greater than, the risks associated with investing directly in securities underlying the derivative, including: 1) the risk that there may be imperfect correlation between the price of financial instru-
ments and movements in the prices of the underlying reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount each Fund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. The occurrence of any of these factors may prevent the Fund from achieving its investment objective. Because derivatives often require limited initial investment, the use of derivatives also may expose the Fund to losses in excess of those amounts initially invested.
Certain Funds may obtain investment exposure through a combination of total return swap agreements referencing the un-
derlying security, investments in the underlying security, or swap agreements referencing an ETF designed to track the per-
formance of the underlying security. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the
Fund used only swaps on the underlying index.
Moreover, with respect to the use of swap agreements, if an underlying security has a dramatic intraday move that causes a material decline in a Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a por-
tion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the Fund’s return.
Equity and Market Risk
Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
Leverage Risk
Certain Funds utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their invest-
ment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.
Because the Funds that utilize leverage include a 2x multiplier, a single day adverse price movement approaching 50% of the underlying security, could result in the total loss of an investor’s investment.
Effective Date Type of Split
Ultra CRCL
.....................................................
February 26, 2026 1-for-10 reverse share split
Ultra COIN
.....................................................
May 28, 2026 1-for-2 reverse share split

28 :: MAY 31, 2026 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Industry Concentration Risk
Each Fund’s investment exposure is concentrated in the industry in which the underlying issuer operates. There is a risk that those issuers (or industry sectors) will perform poorly and negatively impact a Fund. Concentration risk results from main-
taining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments. As a result, each Fund may be subject to greater market fluc-
tuations than a fund that is more broadly invested across issuers and industries.
Correlation Risk
There is no guarantee that a Fund will achieve a high degree of correlation with the performance of its underlying security.
Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. The percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from the percent-
age change of the Fund’s underlying security on such day. A number of other factors may adversely affect a Fund’s correlation with its underlying security, including material over- or under-exposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, infrequent trading in the underlying securities, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a Fund invests. While each Fund generally attempts to track the performance of its underlying security by investing all, or substan-
tially all, of its assets in the financial instruments that provide exposure to the underlying security, at times a Fund may not have investment exposure to the underlying security, or its weighting of investment exposure through securities or financial instruments may differ from its targeted exposure. Each Fund may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with its underlying security. A Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or underexposed to its underlying security. Any of these factors could decrease correlation between the performance of a Fund and the underlying security and may hinder a Fund’s ability to meet its invest-
ment objective.
Counterparty Risk
A Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or other-
wise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to financial instruments (including derivatives and repurchase agreements) entered into by the Fund. A Fund generally structures the agreements such that either party can terminate the contract without penalty prior to the termination date. If a counterparty terminates a contract, a Fund may not be able to invest in other derivatives to achieve the desired exposure, or achieving such exposure may be more expensive. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement.
Geographic Concentration Risk
Certain Funds that focus their investments in companies economically tied to particular foreign countries or geographic re-
gions may be particularly susceptible to political, social, economic or regulatory events affecting those countries or regions.
The performance of such Funds may be more volatile than a more geographically diversified fund.
Inflation Risk
Inflation risk is the risk that the value of assets or income from a Fund’s investments will be worth less in the future as infla-
tion decreases the value of payments at future dates. As inflation increases, the real value of a Fund’s portfolio could decline.
Inflation rates may change frequently and drastically as a result of various factors and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors or adversely affect the real value of shareholders’ investments in a Fund. Inflation has recently increased and it cannot be predicted whether it may decline.
Liquidity Risk
In certain circumstances, such as the disruption of the orderly markets for the securities and/or financial instruments in which a Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the securities and/or financial instruments in which a Fund in-
vests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a Fund from limiting losses, realizing gains or achieving a high correlation with its index.

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2026 :: 29
PROSHARES TRUST
COIN Investing Risk
Ultra COIN’s performance depends on the performance of Coinbase Global, Inc. ("COIN"). The price of COIN can be affected by a number of factors. For example, COIN’s performance depends significantly on crypto assets (including bitcoin, ethereum, and certain stablecoins tied to the U.S. dollar) and the broader crypto economy. Due to the highly volatile nature of the crypto as-
sets and the crypto economy, Coinbase Global Inc.’s operating results have and will continue to fluctuate significantly. Factors include offerings dependent on crypto asset trading activity, trading volume, prices, ability to attract and maintain customer base, diversification, marketing, mix of revenue, third party partnerships, market conditions of the crypto economy, macro-
economic conditions, investments made in the development of products and services, ability to control costs, crypto platform systems, security and privacy, and ability to compete with competitors. Coinbase Global, Inc. is subject to an extensive, high-
ly-evolving and uncertain regulatory landscape and any adverse changes to, or their failure to comply with, any laws and reg-
ulations could adversely affect their brand, reputation, business, operating results, and financial condition. Coinbase Global
Inc. generates a large portion of its total revenue from transaction fees in connection with the purchase, sale, and trading of crypto assets. The price of crypto assets and associated demand for buying, selling, and trading crypto assets have historically been subject to significant volatility. The price and trading volume of any crypto asset is subject to significant uncertainty and volatility and is driven in part by speculators. Crypto assets built on blockchain technology were only introduced in 2008 and remain in the early stages of development. In addition, different crypto assets are designed for different purposes. Bitcoin, for instance, was designed to serve as a peer-to-peer electronic cash system, while ethereum was designed to be a smart contract and decentralized application platform. Many other crypto networks ranging from cloud computing to tokenized securities networks-have only recently been established. Many crypto networks have limited operating histories, have not been validated in production, and are still in the process of developing and making significant decisions that will affect the design, supply, issuance, functionality, and governance of their respective crypto assets and underlying blockchain networks, any of which could adversely affect their respective crypto assets. Several large networks, including Bitcoin and Ethereum, are developing new features to address fundamental speed, scalability, and energy usage issues. Security issues, bugs, and software errors have been identified with many crypto assets and their underlying blockchain networks, some of which have been exploited by malicious actors. If these issues are not successfully addressed, or are unable to receive widespread adoption, it could adverse-
ly affect the underlying crypto assets. Any of these factors may materially and adversely impact the price of COIN, increase the volatility of an investment in COIN and have a negative impact on the performance of the Fund.
CRCL Investing Risk
Ultra CRCL’s performance depends on the performance of Circle Internet Group ("CRCL"). The price of CRCL can be affected by a number of factors. Investing in CRCL involves a high degree of risk. For example, CRCL operates in a rapidly changing and highly competitive industry. Returns depend in part on the continued growth of the Circle stablecoin network, CRCL’s ability to monetize the Circle stablecoin network, and CRCL’s ability to innovate and create successful new products and services and improve existing products and services. CRCL faces intense and increasing competition. Stablecoins are a relatively new innovation. The Circle stablecoin network includes two payment stablecoins: USDC, a U.S. dollar-denominated stablecoin, and
EURC, a euro-denominated stablecoin. Stablecoins may face periods of uncertainty, loss of trust or systemic shock resulting in the potential for rapid redemptions which may cause Circle Internet Group, Inc. to liquidate its reserves and potentially use its corporate capital to meet redemption requests. If one or more Circle stablecoins were classified as “securities,” or offered or sold in securities transactions, Circle Internet Group, Inc. and other market participants engaging with Circle stablecoins would be subject to significant additional regulation, much of which is incompatible with their current practices. Events im-
pacting the demand for stablecoins may negatively impact CRCL returns including operational challenges, such as surges in demand, vulnerabilities or failures in the blockchains that support stablecoins, malicious actors, negative publicity, or the introduction of government-issued digital currencies. Any significant disruption in Circle Internet Group, Inc.’s or its third-party service providers’ or partners’ technology could result in a loss of customers or funds and adversely impact its business, results of operations, financial condition, and prospects. Circle Internet Group, Inc.’s financial condition is impacted by interest rates and currency exchange rates. Changes in interest rates may have a significant and unpredictable impact on the financial results of Circle Internet Group, Inc. Circle Internet Group, Inc. commenced its initial public offering (“IPO”) on
June 5, 2025. The market value of shares issued in an IPO may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about a company’s business model, quality of management, earnings growth potential, and other criteria used to evaluate its invest-
ment prospects. Accordingly, investments in shares of a company that recently commenced an IPO involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. Investments in shares of a company that recently commenced an IPO may also involve high transaction costs and are subject to market risk and liquidity risk. Immediately following its IPO, CRCL experienced abnormal returns and volatility. Such returns should not be expected to persist. The price of CRCL shares could continue to be volatile and could decline in value significantly in the future. Any of these factors may materially and adversely impact the price of CRCL, increase the volatility of an investment in
CRCL and have a negative impact on the performance of the Fund.

30 :: MAY 31, 2026 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
NVDA Investing Risk
Ultra NVDA’s performance depends on the performance of NVIDIA Corp. ("NVDA"). The price of NVDA can be affected by a num-
ber of factors. The Fund’s performance depends on the performance of NVDA. The price of NVDA can be affected by a number of factors. For example, NVDA’s performance is significantly influenced by both regional and global economic and trade policy.
Trade tensions between major economic powers have resulted in, or may result in, the imposition of tariffs, non-tariff trade barriers, sanctions, and export controls. These measures could have adverse, wide-ranging effects on NVIDIA Corporation’s business and financial results. NVIDIA Corporation experiences long manufacturing lead times and is dependent on third-par-
ty suppliers for manufacturing, assembly, testing, and packaging of its products, which reduces its control over quality, yields, and delivery schedules, and could harm the business. Additionally, factors like rising material costs, wars, natural disasters, health epidemics, and trade and shipping disruptions can impact NVDA’s performance. NVIDIA Corporation may also face rap-
id technological changes, intense competition, loss or impairment of intellectual property rights, cyclical economic patterns, shifting consumer preferences, evolving industry standards, cyberattacks, frequent new product and service introductions, and potential rapid product obsolescence. Defects in NVIDIA Corporation’s products may result in costly remediation efforts, reputational harm, and potential legal exposure. Government regulations, lawsuits, investigations, political and regulatory scrutiny, and liabilities further affect NVIDIA Corporation’s operations and performance. Any of these factors may materially and adversely impact the price of NVDA, increase the volatility of an investment in NVDA and have a negative impact on the performance of the Fund.
PLTR Investing Risk
Ultra PLTR’s performance depends on the performance of Palantir Technologies Inc. ("PLTR"). The price of PLTR can be af-
fected by a number of factors. Fund’s performance depends on the performance of PLTR. The price of PLTR can be affected by a number of factors. For example, Palantir Technologies Inc., until recent quarters, has historically incurred net losses and may not sustain profitability as operating expenses are expected to increase. Palantir Technologies Inc. may not be able to sustain its revenue growth, and its sales cycles are often long, unpredictable, and require significant time and effort. A limited number of customers account for a substantial portion of Palantir Technologies Inc.’s revenue, and fluctuations in demand or seasonality may cause fluctuations in financial results. Palantir Technologies Inc.’s platforms are complex, may require lengthy implementation, and must operate with third-party products and services. The company faces intense competition and may struggle to retain or attract qualified personnel, scale its sales and marketing efforts, or maintain its brand, cul-
ture, and reputation. PLTR’s performance may also be affected by reputational risks, including unfavorable media coverage, ethical considerations that limit customer engagement, or issues arising from exclusive arrangements with customers or partners. Additionally, Palantir Technologies Inc.’s reliance on third-party computing infrastructure and exposure to cyberse-
curity threats, including breaches of its own systems, customer systems, or third-party providers, may disrupt operations or compromise data. Palantir Technologies Inc. may not successfully develop or deploy new technologies, including those incor-
porating artificial intelligence, and may face reputational, legal, or regulatory risks related to their use. The company may fail to adequately obtain, protect, or enforce its intellectual property rights and may be subject to intellectual property claims. Real or perceived defects, bugs, or failures in its platforms could result in customer dissatisfaction, reputational harm, or liability.
Palantir Technologies Inc. is subject to complex and evolving U.S. and international laws and regulations, including those re-
lated to privacy, data protection, and technology use. Its international operations expose it to additional legal, regulatory, and geopolitical risks. Palantir Technologies Inc. may face unfavorable outcomes in legal, regulatory, or administrative proceed-
ings. The company’s business is also exposed to risks related to government contracting, including changes in fiscal policy, delays in contract awards, or reductions in government budgets. Many of its contracts may be terminated for convenience, and the company may not realize the full deal value of its agreements. There is no guarantee that Palantir Technologies Inc.’s share repurchase program will enhance shareholder value. Additionally, Palantir Technologies Inc.’s multi-class share structure and governance arrangements concentrate voting power with its founders and their affiliates, which may limit the influence of other shareholders. Any of these factors may materially and adversely impact the price of PLTR, increase the volatility of an investment in PLTR and have a negative impact on the performance of the Fund.
TSLA Investing Risk
Ultra TSLA’s performance depends on the performance of Tesla Inc. ("TSLA"). The price of TSLA can be affected by a number of factors. The Fund’s performance depends on the performance of TSLA. The price of TSLA can be affected by a number of fac-
tors. For example, TSLA’s performance is significantly influenced by both regional and global economic and trade conditions.
Trade tensions between major economic powers have resulted in, or may result in, the imposition of tariffs, non-tariff trade barriers, sanctions, and export controls. Tesla, Inc.’s global operations expose it to complex and evolving regulatory, political, and economic conditions, particularly in key markets like China and Europe, where local compliance, infrastructure limita-
tions, and protectionist policies may impact operations and competitiveness. Tesla, Inc. also faces unique risks associated with the electric vehicle industry, including limited product lines, markets, financial resources, and challenges in scaling pro-
duction. Additionally, factors like rising material costs, wars, trade policies, natural disasters, health epidemics, and trade and

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2026 :: 31
PROSHARES TRUST
shipping disruptions can impair Tesla, Inc.’s ability to supply products, reduce customer demand, and disrupt supply chains.
Tesla, Inc. also faces rapid technological changes, intense competition, loss or impairment of intellectual property rights, cyclical economic patterns, shifting consumer preferences, evolving industry standards, cyberattacks, frequent new product and service introductions, and the potential for rapid product obsolescence. Government regulations, lawsuits, investigations, political and regulatory scrutiny, and liabilities further affect Tesla, Inc.’s operations and performance. In addition, TSLA’s brand and market performance are influenced by public perception, media scrutiny, and stakeholder confidence, which may be affected by external commentary, activism, or reputational events. Any of these factors may materially and adversely impact the price of TSLA, increase the volatility of an investment in TSLA and have a negative impact on the performance of the Fund.
Natural Disaster/Epidemic Risk
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-relat-
ed phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus
COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate polit-
ical, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disrup-
tions to important global, local and regional supply chains affected, with potential corresponding results on the operating per-
formance of the Funds and their investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reduc-
ing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s investment advisor, third party service providers and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’
investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete re-
demptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on a Fund’s performance, resulting in losses to your investment.
Risk of Global Economic Shock
Widespread disease, including public health disruptions, pandemics and epidemics (for example, COVID-19 including its vari-
ants), have been and may continue to be highly disruptive to economies and markets. Health crises could exacerbate political, social, and economic risks, and result in breakdowns, delays, shutdowns, social isolation, civil unrest, periods of high unem-
ployment, shortages in and disruptions to the medical care and consumer goods and services industries, and other disrup-
tions to important global, local and regional supply chains, with potential corresponding results on the performance of a Fund and its investments.
Additionally, war, military conflicts, sanctions, acts of terrorism, sustained elevated inflation, supply chain issues or other events could have a significant negative impact on global financial markets and economies. Russia’s military incursions in
Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other coun-
tries against Russia. The ongoing hostilities between the two countries could result in additional widespread conflict and could have a severe adverse effect on the region and certain markets. Sanctions on Russian exports could have a significant adverse impact on the Russian economy and related markets and could affect the value of a Fund’s investments, even beyond any direct exposure a Fund may have to the region or to adjoining geographic regions. The extent and duration of the mili-
tary action, sanctions and resulting market disruptions are impossible to predict, but could have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas. Furthermore, the possibility of a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new un-
certainties in global markets, including the oil and natural gas markets. How long such tensions and related events will last cannot be predicted. These tensions and any related events could have significant impact on a Fund performance and the value of an investment in a Fund.

32 :: MAY 31, 2026 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Trade Disputes
Global economies are interdependent and may be adversely affected by trade disputes with key trading partners and escalat-
ing tariffs imposed on goods and services produced by such countries. To the extent a country engages in retaliatory tariffs, a company that relies on imported parts to produce its own goods may experience increased costs of production or reduced profitability, which may affect consumers, investors and the domestic economy. Trade disputes and retaliatory actions may include embargoes and other trade limitations, which may trigger a significant reduction in international trade and impact the global economy. Trade disputes may also lead to increased currency exchange rate volatility, which can adversely affect the prices of the Fund securities valued in U.S. dollars. Trade disputes could also negatively affect investor confidence in the markets generally and investment growth and could contribute to volatility or overall declines in the U.S. and global invest-
ment markets.
Risks of Government Regulation
The Financial Industry Regulatory Authority (“FINRA”) issued a notice on March 8, 2022 seeking comment on measures that could prevent or restrict investors from buying a broad range of public securities designated as “complex products”— which could include the leveraged and inverse funds offered by ProShare Advisors. The ultimate impact, if any, of these measures remains unclear. However, if regulations are adopted, they could, among other things, prevent or restrict investors’ ability to buy the Funds.
14. Indemnifications
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the
Trust expects risk of significant loss to be remote.
15. Segment Reporting
Operating segments are components of an entity that engage in business activities, have discrete financial information avail-
able, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”) when assessing segment performance and making decisions about segment resources. Each Fund included herein is deemed to be an individual reporting segment and Officers of ProShares Trust, collectively act as CODM. The CODM monitors the operating results of the Trust as a whole and each Fund’s long-term strategic asset allocation is guided by each Fund’s investment objective and principal invest-
ment strategies as described in its prospectus and executed by ProShare Advisors LLC (the "Advisor"). The financial information provided to and reviewed by the CODM is consistent with that presented in the Trust’s financial statements.
16. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM :: 33
PROSHARES TRUST
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of ProShares Trust and Shareholders of each of the five funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of each of the funds listed in the table below (five of the funds constituting ProShares Trust, hereafter collectively referred to as the "Funds") as of May 31, 2026, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of May 31, 2026, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the
United States of America.
(a) Statement of operations, statement of changes in net assets and the financial highlights for the period September 8, 2025 (commencement of investment operations) through May 31, 2026
(b) Statement of operations, statement of changes in net assets and the financial highlights for the period August 6, 2025 (commencement of investment opera-
tions) through May 31, 2026
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and perform-
ing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Columbus, Ohio
July 27, 2026
We have served as the auditor of one or more investment companies in ProFunds and ProShares Trust group since 1997.
Ultra COIN (a)
Ultra CRCL (b)
Ultra NVDA (a)
Ultra PLTR (a)
Ultra TSLA (a)

34 :: MISC. INFORMATION (UNAUDITED)
PROSHARES TRUST
Federal Tax Information
Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the percentages of ordinary dividends paid during the tax year ended October 31, 2025 are designated as “qualified dividend income” (QDI), as defined in the Act, subject to reduced tax rates in 2024. The Funds also qualify for the dividends received deduction (DRD) for corporate shareholders. The Funds des-
ignated up to the maximum amount of qualified interest income (QII) from ordinary distributions paid during the tax year ended
October 31, 2025.
Funds with Short-Term Capital Gain Designation
For the tax year ended October 31, 2025, the Trust does not have any ordinary distributions paid during the Trust’s tax year that are from qualified short-term capital gain. The Funds designate up to the maximum amount of Qualified Short-Term Gains.
Proxy Voting Information
A description of the Trust’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Trust voted any proxies related to portfolio securities for the prior twelve-month period ended June 30, is available by August 31 of each year, without charge, upon request by contacting the Fund directly at 1-866-PRO-5125 or on the Securities and Exchange Commission
(“SEC”) Website (http://www.sec.gov).
Quarterly Portfolio Holdings Information
The Funds will file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT will be available on the SEC’s Website at http://www.sec.gov. The Funds’ Form N-PORT may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Pub-
lic Reference Room may be obtained by calling 1-800-SEC-0330.
Premium/Discount Information
Information about the differences between the daily market price on the secondary markets for shares of a Fund and the Fund’s net asset value may be found on the website at www.ProShares.com.

Form N-CSR – Items 8-11 (unaudited) :: 35
PROSHARES TRUST
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
None.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
The initial shareholder of ProShares Ultra CRCL (on August 1, 2025) and of ProShares Ultra TSLA, ProShares Ultra PLTR, Pro-
Shares Ultra NVDA and ProShares Ultra COIN (on September 5, 2025) approved by written consent (i) the Investment Advisory
Agreement between the Registrant and ProShare Advisors LLC with respect to each Fund; (ii) the Rule 12b-1 Distribution Plan with respect to each Fund; and (iii) the Distribution Agreement between the Registrant and SEI Investments Distribution Co. with respect to each Fund, each as previously approved by the Registrant’s Board of Trustees with respect to each Fund.
Item 10. Remuneration Paid to Directors, Officers, and Other of Open-End Management Investment Companies.
For the period ended May 31, 2026, the aggregate remuneration the Registrant paid the directors, all members of any advisory board and any officers are included as part of the Financial Statements and Financial Highlights for Open-End Management In-
vestment Companies filed under Item 7 of this Form.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
None.

This report is submitted for the general information of the shareholders of ProShares. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. To obtain the most recent month end performance information for each ETF, visit ProShares.com.
“Ultra COIN”, “Ultra CRCL”, “Ultra NVDA”, “Ultra PLTR”, “Ultra TSLA”, are trademarks of Credit Suisse Securities (USA) LLC or one of its affiliates. ProShares have not been passed on by these entities or their subsidiaries or affiliates as to their legality or suitability.
ProShares are not sponsored, endorsed, sold or promoted by these entities or their subsidiaries or affiliates, and they make no representation regarding the advisability of investing in ProShares . THESE ENTITIES AND THEIR SUBSIDIARIES AND AFFILIATES MAKE
NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.
© 2026 ProShare Advisors LLC. All rights reserved.  PSIAN0526
ProShares Trust
7272 Wisconsin Avenue, 21st Floor, Bethesda, MD 20814
866.PRO.5125 866.776.5125
ProShares.com

PROSHARES TRUST
Distributor: SEI Investments Distribution Co.
Annual Financial
Statements and
Additional Information
MAY 31, 2026
GENIUS Money Market ETF
IQMM

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1 Schedule of Portfolio Investments
3 Statement of Assets and Liabilities
5 Statement of Operations
7 Statement of Changes in Net Assets
9 Financial Highlights
12 Notes to Financial Statements
19 Report of Independent Registered Public Accounting Firm
20 Miscellaneous Information
21 Form N-CSR – Items 8-11

SCHEDULE OF PORTFOLIO INVESTMENTS :: MAY 31, 2026 :: 1
PROSHARES TRUST
SCHEDULE OF PORTFOLIO INVESTMENTS

GENIUS MONEY MARKET ETF :: MAY 31, 2026
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
2
IQMM
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 99 .9%
U.S. Treasury Obligations — 99 .9%
U.S. Treasury Bills (a)
3.64%, 6/2/2026 $ 1,986,320,000 $ 1,986,123,235
3.65%, 6/18/2026 2,059,234,000 2,055,701,693
3.62%, 6/23/2026 2,436,203,000 2,430,792,729
3.65%, 6/25/2026 2,356,182,000 2,350,480,817
3.63%, 6/30/2026 1,004,219,000 1,001,285,526
3.63%, 7/2/2026 1,178,189,000 1,174,521,392
3.62%, 7/7/2026 457,384,000 455,725,526
3.63%, 7/9/2026 2,102,295,000 2,094,245,249
3.62%, 7/16/2026 1,014,348,000 1,009,764,415
3.62%, 7/21/2026 1,406,352,000 1,399,281,664
3.63%, 7/23/2026 2,054,731,000 2,043,938,813
3.63%, 8/13/2026 2,469,744,000 2,451,764,955
3.60%, 8/20/2026 1,535,460,000 1,523,196,219
Total U.S. Treasury Obligations
(Cost $21,977,207,113) 21,976,822,233
Total Investments — 99.9%
(Cost $21,977,207,113) 21,976,822,233
Other assets less liabilities — 0.1% 13,281,421
Net Assets — 100.0% $ 21,990,103,654
(a) The rate shown was the current yield as of May 31, 2026.
As of May 31, 2026, the gross unrealized appreciation (depreciation)
of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 65,265
Aggregate gross unrealized depreciation (450,145)
Net unrealized depreciation $ (384,880)
Federal income tax cost $ 21,977,207,113

STATEMENT OF ASSETS AND LIABILITIES :: MAY 31, 2026 :: 3
PROSHARES TRUST
STATEMENT OF ASSETS AND LIABILITIES

4 :: MAY 31, 2026 :: STATEMENT OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
GENIUS Money
Market ETF
ASSETS:
Unaffiliated securities, at cost
$ 21,977,207,113
Unaffiliated securities, at value 21,976,822,233
Cash 16,093,485
Prepaid expenses 22,285
Total Assets
21,992,938,003
LIABILITIES:
Payable to Advisor 2,826,603
Trustee fees payable 7,746
Total Liabilities
2,834,349
NET ASSETS $ 21,990,103,654
NET ASSETS CONSIST OF:
Paid in Capital $ 21,969,184,418
Distributable earnings (loss) 20,919,236
NET ASSETS $ 21,990,103,654
Shares (unlimited number of shares authorized, no par value) 219,620,001
Net Asset Value $ 100.13

STATEMENT OF OPERATIONS :: MAY 31, 2026 :: 5
PROSHARES TRUST
STATEMENT OF OPERATIONS

6 :: FOR THE PERIOD ENDED MAY 31, 2026 :: STATEMENT OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements.
GENIUS Money
Market ETF
February 17,
2026
*
through
May 31, 2026
INVESTMENT INCOME:
Interest $ 219,589,820
Total Investment Income
219,589,820
EXPENSES:
Advisory fees (Note 4) 11,971,118
Trustees fees and expenses (Note 8) 16,897
Compliance services fees (Note 4) 3,542
Total Gross Expenses before fees waived and/or reimbursed
11,991,557
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4) (2,992,842)
Total Net Expenses
8,998,715
Net Investment Income (Loss)
210,591,105
NET REALIZED GAIN (LOSS) FROM:
In-kind redemptions of investments 30,569
Net realized gain (loss)
30,569
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Unaffiliated investment securities (384,880)
Change in net unrealized appreciation/depreciation
(384,880)
Net realized and unrealized gain (loss)
(354,311)
Change in Net Assets Resulting from Operations
$ 210,236,794
* Commencement of investment operations.

STATEMENT OF CHANGES IN NET ASSETS :: MAY 31, 2026 :: 7
PROSHARES TRUST
STATEMENT OF CHANGES IN NET ASSETS

8 :: MAY 31, 2026 :: STATEMENT OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
GENIUS Money
Market ETF
February 17,
2026*
through May 31,
2026
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 210,591,105
Net realized gain (loss) 30,569
Change in net unrealized appreciation/depreciation (384,880)
Change in net assets resulting from operations 210,236,794
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(189,317,558)
Total distributions (189,317,558)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 25,567,969,462
Cost of shares redeemed (3,598,785,044)
Change in net assets resulting from capital transactions
21,969,184,418
Change in net assets 21,990,103,654
NET ASSETS:
Beginning of period $ —
End of period $ 21,990,103,654
SHARE TRANSACTIONS:
Beginning of period —
Issued 175,815,001
Issued in-kind 79,750,000
Redeemed —
Redemption in-kind (35,945,000)
Shares outstanding, end of period 219,620,001
* Commencement of investment operations.
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period.
See Note 9 to the Financial Statements.

FINANCIAL HIGHLIGHTS :: 9
PROSHARES TRUST
FINANCIAL HIGHLIGHTS

10 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
MAY 31, 2026
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS
TOTAL
RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains
(losses) on
investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net realized
gains
Tax return of
capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
GENIUS Money Market ETF
February 17, 2026*
through May 31,
2026
$ 100 .00 $ 0 .99 $ 0 .01 $ — (h) $ 1 .00 $ ( 0 .87 ) $ — $ — $ ( 0 .87 ) $ 100 .13 1 .00% 0 .99% 0 .20% 0 .15% 3 .47% 3 .52% $ 21,990,104 — %
*
Commencement of investment operations.

FINANCIAL HIGHLIGHTS :: 11
PROSHARES TRUST
ProShares Trust Notes to Financial Highlights
See accompanying notes to the financial statements.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Includes transaction fees associated with the issuance and redemption of Creation Units.
(c) Not annualized for periods less than one year.
(d) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(e) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value.
Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE and Nasdaq) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on the listing market.
(f) Annualized for periods less than one year.
(g) Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition, instruments used for cash management purposes, or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. In-Kind transactions are not included in the portfolio turnover calculations.
(h) Per share amount is less than $0.005.

12 :: MAY 31, 2026 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2026 :: 13
PROSHARES TRUST
1. Organization
ProShares Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (“1940 Act”). The Trust was formed as a Delaware statutory trust on May 29, 2002, has authorized capital of an unlimited number of shares at no par value and is comprised of 151 operational funds. These accompanying Notes to Financial Statements relate to the GENIUS Money Market ETF, the portfolio of the Trust included in this report (the “Fund”). The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946 – Financial Services – Investment
Companies.
The Fund seeks current income consistent with liquidity and preservation of capital.
The Trust adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-09, Income Taxes (Topic
740) – Improvements to Income Taxes Disclosures (“ASU 2023-09”) as of May 31, 2026. ASU 2023-09 requires public business en-
tities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. During the period ended May 31, 2026, the Fund did not pay a material amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in the financial statements.
2. Significant Accounting Policies
The Fund intends to operate as a “government money market fund” pursuant to Rule 2a-7 under the Investment Company Act of
1940, as amended, and as a permissible reserve investment for payment stablecoin issuers under the Guiding and Establishing
National Innovation for U.S. Stablecoins Act of 2025 (“GENIUS Act”).
Although the Fund will seek to continue to qualify as a “government money market fund,” it will not seek to maintain a stable net asset value (“NAV”) per share using the amortized cost or penny rounding method of valuation. Instead, the Fund will calculate its NAV per share based on the market value of its investments. In addition, unlike a traditional money market fund, the Fund operates as an exchange traded fund (“ETF”).
The NAV of the Fund is calculated twice each day and is generally determined as of 12:00 p.m. Eastern Time and as of the close of the regular trading session of the exchange on which it is listed (typically calculated as of 4:00 p.m. Eastern Time) on each business day.
The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.
These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial state-
ments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.
Investment Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Pursuant to Rule 2a-5 (the “Rule”), the Trust’s Board of Trustees (the “Board”) designated ProShare Advisors LLC (the “Advisor”)
the “Valuation Designee” as contemplated by the Rule. The Valuation Designee is responsible for assessing and managing valu-
ation risks, administering the pricing and valuation guidelines approved by the Board, and overseeing pricing services utilized in valuing the Trust’s security holdings, among other responsibilities outlined in the Rule. When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain prices become stale, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with the pricing and valuation guidelines. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a
Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the
Advisor or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.
Depending on the source and relative significance of valuation inputs, these instruments may be categorized as Level 2 or Level 3 in the fair value hierarchy described below.
Fixed-income securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for U.S Treasury securities and at the bid or evaluated bid price for corporate bonds. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.
The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions which are developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s

14 :: MAY 31, 2026 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
own assumptions about market participant assumptions which are developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:
Level 1— Quoted prices in active markets for identical assets.
Level 2— Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3— Significant unobservable inputs (including assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities maturing in sixty days or less may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are typically categorized as Level 2. Fair value measurements may also require additional disclo-
sure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly.
As of May 31, 2026, all of the Fund's investments were classified as Level 2.
U.S. Treasury Bills
The Fund may invest in U.S. Treasury Bills. U.S. Treasury Bills are U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
Taxes and Distributions
The Fund intends to qualify or continue to qualify as a regulated investment company and distribute substantially all of its net investment income and capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the finan-
cial statements.
As of May 31, 2026, management of the Fund has reviewed all open tax years and major jurisdictions (the last four tax year ends including the interim tax periods since then, as applicable) and concluded that there is no tax liability resulting from unrecog-
nized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will signifi-
cantly change in the next 12 months.
Distributions to shareholders from net investment income are declared and paid weekly and distributions to shareholders from net capital gain, if any, are declared and paid at least annually. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax”
differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences
(e.g., wash sales and qualified late-year loss deferrals) do not require a reclassification. Under current law, the Fund is permitted to treat on its tax return as dividends paid the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders' portion of the Fund's accumulated earnings and profits. This practice, called tax “equalization,” reduces the amount of income and/or gains that the Fund is required to distribute as dividends to non-redeeming shareholders. While subject to management’s discretion, any available tax equalization is typically applied first to short term capital gains, next to long term capital gains and then to ordinary income. To the extent distributions exceed net investment income and net realized capital gains for tax purposes, they are reported as a tax return of capital.
The Fund’s tax year end is October 31st and the tax character of current year distributions and current components of accumulat-
ed earnings (deficit) will be determined at the end of the current tax year. As of May 31, 2026, the Fund has not yet completed its first tax year.
3. Investment Transactions, Income and Expense Allocations
Throughout the reporting period, investment transactions are generally accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions on the last business day of the reporting period are accounted for on the trade date.
Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2026 :: 15
PROSHARES TRUST
Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund or jointly with an affiliate, are allocated among the respective Funds and/or affiliates based upon relative net assets or another reasonable basis.
4. Advisory and Management Service Fees and Transactions with Affiliates
The Advisor serves as the investment advisor to the Fund pursuant to an Investment Advisory and Management Agreement. For
its investment advisory and management services, the Fund pays the Advisor a monthly fee, accrued daily at an annualized rate of
0.20% based on its average daily net assets. The Advisor is responsible for substantially all expenses of the Fund except, generally, interest expenses, taxes, brokerage and other transaction costs, fees and expenses related to securities lending, compensation and expenses of the Independent Trustees, compensation and expenses of the counsel to the Independent Trustees, compensation and expenses of the Trust’s chief compliance officer and his or her staff, legal fees and expenses in connection with litigation, future distribution fees or expenses (if any), and extraordinary expenses.
The Advisor has contractually agreed to waive 0.05% of advisory and management services fees. This waiver remains in effect until January 31, 2027, after which it may be terminated or revised. The waiver is reflected as a component of “Expenses waived and/or reimbursed by Advisor” on the Statement of Operations. For the period ended May 31, 2026, the amount waived, which is not subject to recoupment, was $2,992,842.
Employees of the Advisor serve in the roles of Interested Trustee, President, Chief Legal Officer and Secretary of the Trust. These
individuals receive no compensation directly from the Trust. Another employee of the Advisor serves as Chief Compliance Officer and Anti-Money Laundering Officer. This individual’s related compensation, along with the compensation of staff who administer the Fund’s compliance program, and certain other expenses are reimbursed to the Advisor by the Fund and are reflected on the
Statement of Operations as “Compliance services fees."
As of May 31, 2026, affiliates of the Fund directly held 98.6% of the shares outstanding of the Fund.
5. Trustees Fees
The Trust, together with other affiliated trusts, pay each Independent Trustee an aggregate fee consisting of a $375,000 annual retainer (paid in quarterly increments) for services provided as a Board member. Such fees are allocated between the Fund and other affiliated funds. The Fund’s share of these fees, together with reimbursable expenses of the Trustees, is reflected on the
Statement of Operations as “Trustees Fees and expenses."
6. Distribution and Service Plan
SEI Investments Distribution Co. serves as the Fund’s distributor. The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. No 12b-1 fees are currently paid by the Fund, and there are currently no plans to impose these fees.
7. Issuance and Redemption of Fund Shares
The Fund issues and redeems its shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash), in large blocks known as Creation Units, each of which is comprised of a specified number of shares.
To the extent the Fund permits the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Fund of all or a portion of the applicable Deposit Securities. In these circumstances, the
Fund may require the Authorized Participant to maintain with the Trust an amount up to 115% and/or 125% of the daily mark-to-
market value of the missing Deposit Securities.
Retail investors may only purchase and sell Fund shares on a national securities exchange through a broker-dealer and such transactions may be subject to customary commission rates imposed by the broker-dealer.
Authorized Participants may pay transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Transaction fees related to unsettled Creation Unit transactions are included in the receivable for capital shares issued on the Statement of Assets and Liabilities. Transaction fees assessed during the period, which are included in the proceeds from shares issued on the Statement of Changes in Net Assets, were as follows:
Year Ended
May 31, 2026
A
GENIUS Money Market ETF
....................................................
$ 2,077

16 :: MAY 31, 2026 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
8. Investment Transactions
For the period ended May 31, 2026, there were no securities purchased or proceeds from sales of securities excluding short-term securities.
9. In-Kind Transactions
During the period ended May 31, 2026, the Fund delivered portfolio securities in exchange for the redemption of shares (redemp-
tion-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the Fund re-
corded net realized gains and losses in connection with each transaction.
For the period ended May 31, 2026, the fair value of the securities transferred for redemptions, and the net realized gains (losses)
recorded in connection with the transactions were as follows:
In addition, during the period, the Fund received securities in exchange for subscriptions of shares (subscriptions-in-kind). For the period ended May 31, 2026, the fair value of the securities received for subscriptions were as follows:
10. Risk
The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Money Market Fund Risk
The share price of the Fund can fall. Unlike a traditional money market fund, the Fund operates as an ETF. As an ETF, the
Fund’s shares will be traded on NYSE Arca and will generally fluctuate in accordance with changes in NAV per share as well as the relative supply of, and demand for, shares on NYSE Arca. You should not rely on or expect ProShare Advisors to enter into support agreements or take other actions to maintain the Fund’s share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price.
The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets.
The actions of a few large investors in the Fund may have a significant adverse effect on the share price of the Fund.
Stablecoin Reserve Risk
A substantial proportion of the shares of the Fund are expected to be held by one or more stablecoin issuers as part of the reserve assets backing their outstanding payment stablecoins. Stablecoins are a type of digital asset designed to maintain a stable value, typically by pegging their value to a fiat currency such as the U.S. dollar. The activities of these issuers may create redemption pressure that could negatively impact the value of the Fund. In particular, during periods of market stress, regulatory uncertainty, or volatility in the digital asset ecosystem, the Fund may experience rapid or unexpected redemption requests. These redemptions could adversely affect the Fund’s liquidity, yield, and value, particularly during broader market dislocations.
Future legislative or regulatory developments—including, but not limited to, rulemaking pursuant to the GENIUS Act—may impact the types of assets the Fund is permitted to hold or the manner in which the Fund may be used as a reserve vehicle for stablecoin issuers. Because the Fund intends to invest only in certain eligible reserve assets permitted under the GENIUS Act, its yield may be lower than that of other money market funds with broader investment mandates.
U.S. Government Default Risk
Due to the rising U.S. government debt burden and potential limitations caused by the statutory debt ceiling, it is possible that the U.S. government may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. In the past, U.S. sovereign credit has experienced downgrades and there can be no guarantee that it will not experience further downgrades in the future by rating agencies. Such a credit event may adversely impact the financial markets and the fund. From time to time, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling and/or failure to increase the statutory debt ceiling could increase the risk that the U.S.
government may default on payments on certain U.S. government securities, cause the credit rating of the U.S. government to
Fund
A
Fair Value
A
Net Realized Gains
(Losses)
A
GENIUS Money Market ETF
......................................................
$ 3,591,268,885 $ 30,569
Fund
A
Fair Value
A
GENIUS Money Market ETF
......................................................................
$ 7,966,323,394

NOTES TO FINANCIAL STATEMENTS :: MAY 31, 2026 :: 17
PROSHARES TRUST
be downgraded or increase volatility in financial markets, result in higher interest rates, reduce prices of U.S. Treasury secu-
rities and/or increase the costs of certain kinds of debt.
Credit Risk
The Fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to make a finan-
cial obligation.
Liquidity Risk
In certain circumstances, such as the disruption of the orderly markets for the securities and/or financial instruments in which a Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the securities and/or financial instruments in which a Fund in-
vests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a Fund from limiting losses, realizing gains or achieving a high correlation with its index.
Natural Disaster/Epidemic Risk
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-relat-
ed phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus
COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other dis-
ruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious virus-
es or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reduc-
ing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s investment advisor, third party service providers and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete re-
demptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on a Fund’s performance, resulting in losses to your investment.
Risk of Global Economic Shock
Widespread disease, including public health disruptions, pandemics and epidemics (for example, COVID-19 including its vari-
ants), have been and may continue to be highly disruptive to economies and markets. Health crises could exacerbate political, social, and economic risks, and result in breakdowns, delays, shutdowns, social isolation, civil unrest, periods of high unem-
ployment, shortages in and disruptions to the medical care and consumer goods and services industries, and other disrup-
tions to important global, local and regional supply chains, with potential corresponding results on the performance of a Fund and its investments.
Additionally, war, military conflicts, sanctions, acts of terrorism, sustained elevated inflation, supply chain issues or other events could have a significant negative impact on global financial markets and economies. Russia’s military incursions in
Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other coun-
tries against Russia. The ongoing hostilities between the two countries could result in additional widespread conflict and could have a severe adverse effect on the region and certain markets. Sanctions on Russian exports could have a significant adverse impact on the Russian economy and related markets and could affect the value of a Fund’s investments, even beyond any direct exposure a Fund may have to the region or to adjoining geographic regions. The extent and duration of the mili-
tary action, sanctions and resulting market disruptions are impossible to predict, but could have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas. Furthermore, the possibility of a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new un-

18 :: MAY 31, 2026 :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
certainties in global markets, including the oil and natural gas markets. How long such tensions and related events will last cannot be predicted. These tensions and any related events could have significant impact on a Fund performance and the value of an investment in a Fund.
Risks of Government Regulation
The Financial Industry Regulatory Authority (“FINRA”) issued a notice on March 8, 2022 seeking comment on measures that could prevent or restrict investors from buying a broad range of public securities designated as “complex products”— which could include the leveraged and inverse funds offered by ProShare Advisors. The ultimate impact, if any, of these measures remains unclear. However, if regulations are adopted, they could, among other things, prevent or restrict investors’ ability to buy the Fund.
11. Indemnifications
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the
Trust expects risk of significant loss to be remote.
12. Segment Reporting
Operating segments are components of an entity that engage in business activities, have discrete financial information avail-
able, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”) when assessing segment performance and making decisions about segment resources. The Fund included herein is deemed to be an individual reporting segment and Officers of ProShares Trust, collectively act as CODM. The CODM monitors the operating results of the Trust as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies as described in its prospectus and executed by ProShare Advisors LLC (the "Advisor"). The financial information provid-
ed to and reviewed by the CODM is consistent with that presented in the Trust’s financial statements.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM :: 19
PROSHARES TRUST
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of ProShares Trust and Shareholders of GENIUS Money Market ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of GENIUS Money Market ETF (one of the funds constituting ProShares Trust, referred to hereafter as the "Fund") as of May 31, 2026, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period February 17, 2026 (commencement of investment operations) through May 31, 2026 (collec-
tively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, and the results of its operations, changes in its net assets, and the financial highlights for the period February 17, 2026 (commencement of investment operations) through May 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Columbus, Ohio
July 27, 2026
We have served as the auditor of one or more investment companies in ProFunds and ProShares Trust group since 1997.

20 :: MISC. INFORMATION (UNAUDITED)
PROSHARES TRUST
Proxy Voting Information
A description of the Trust’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Trust voted any proxies related to portfolio securities for the prior twelve-month period ended June 30, is available by August 31 of each year, without charge, upon request by contacting the Fund directly at 1-866-PRO-5125 or on the Securities and Exchange Commission
(“SEC”) Website (http://www.sec.gov).
Quarterly Portfolio Holdings Information
The Funds will file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT will be available on the SEC’s Website at http://www.sec.gov. The Funds’ Form N-PORT may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Pub-
lic Reference Room may be obtained by calling 1-800-SEC-0330.
Premium/Discount Information
Information about the differences between the daily market price on the secondary markets for shares of a Fund and the Fund’s net asset value may be found on the website at www.ProShares.com.

Form N-CSR – Items 8-11 (unaudited) :: 21
PROSHARES TRUST
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
None.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
The initial shareholder of ProShares GENIUS Money Market ETF (on January 28, 2026) approved by written consent (i) the In-
vestment Advisory and Management Agreement between the Registrant and ProShare Advisors LLC with respect to the Fund; (ii)
the Rule 12b-1 Distribution Plan with respect to the Fund; and (iii) the Distribution Agreement between the Registrant and SEI
Investments Distribution Co. with respect to the Fund, each as previously approved by the Registrant’s Board of Trustees with respect to the Fund.
Item 10. Remuneration Paid to Directors, Officers, and Other of Open-End Management Investment Companies.
For the period ended May 31, 2026, the aggregate remuneration the Registrant paid the directors, all members of any advisory board and any officers are included as part of the Financial Statements and Financial Highlights for Open-End Management In-
vestment Companies filed under Item 7 of this Form.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
ProShares CoinDesk 20 Crypto ETF
ProShares GENIUS Money Market ETF
(each, a “New ETF” and collectively, the “New ETFs”)
At a meeting held on December 9, 2025, the Board of Trustees (the “Board”) of ProShares Trust (the “Trust”) considered the initial approval of the Investment Advisory and Management Agreement (the “Unitary Fee Agreement”) between the Trust and ProShare
Advisors LLC (the “Advisor”) with respect to the New ETFs.
The Independent Trustees consulted with independent legal counsel concerning their responsibilities under state and federal law with respect to their consideration of the approval of the Unitary Fee Agreement and other agreements with respect to the New
ETFs. The Advisor, in consultation with the Independent Trustees, retained the services of an independent consultant to assist in selecting a universe of peer group funds with similar investment strategies, as well as to help them in evaluating information with respect to certain aspects of their review, including their review of the reasonableness of fees proposed to be paid by the New
ETFs. It was noted that the Independent Trustees requested, and the Advisor provided, information that was intended to assist the
Trustees in evaluating the terms of the Unitary Fee Agreement with respect to the New ETFs.
In response to a request from the Independent Trustees, the Advisor provided information for the Board to consider relating to the approval of the Unitary Fee Agreement, including information that addressed, among other things: (i) the nature, extent, and quality of the services that were provided or proposed to be provided by the Advisor; (ii) the costs of the services to be provided and the profits expected to be realized by the Advisor; (iii) the investment performance of the Advisor; (iv) the extent to which economies of scale might be realized as the New ETFs grow and whether fee levels reflect economies of scale, if any, for the benefit of New ETF shareholders; and (v) other benefits to the Advisor and/or its affiliates from the relationship to the New ETFs. It was noted that certain of this information had previously been provided as part of the Advisor’s 15(c) response materials in connection with the annual contract renewal (15(c)) meeting held on September 29, 2025.
In response to the request made on behalf of the Independent Trustees, the Advisor provided information and reports relevant to the approval of the Unitary Fee Agreement, including, among other things: (i) information about the advisory services to be provided by the Advisor with respect to the New ETFs; (ii) the Advisor’s Form ADV; (iii) biographies of the employees of the Advisor who would be primarily responsible for providing investment advisory services to the New ETFs; (iv) information regarding the proposed contractual fees with respect to the New ETFs; (v) comparative industry fee data; (vi) information regarding the Advi-
sor’s trade allocation and best execution policies and procedures; (vii) information about the financial condition of the Advisor;
(viii) information regarding how the Advisor expects to monitor the New ETFs’ compliance with regulatory requirements and
Trust procedures; and (ix) the Advisor’s reputation, expertise and resources.
The Independent Trustees met in Executive Session with independent legal counsel to discuss and evaluate the information pro-
vided by the Advisor and the independent consultant.
In considering whether to approve the Unitary Fee Agreement, the Board did not identify any particular information that was most relevant and each Trustee may have afforded different weight to the various factors.

22 :: Form N-CSR – Items 8-11 (unaudited)
PROSHARES TRUST
Nature, Extent and Quality of the Advisor’s Services
The Board reviewed the nature, extent and quality of the investment advisory services to be performed by the Advisor with respect to the New ETFs. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the New ETFs effectively. Among other things, the Board considered the following:
the investment objective of each New ETF and the Advisor’s description of the skills needed to manage the New ETFs;
the key features of the New ETFs, including the investment strategies of the New ETFs, as well as the Advisor’s capabili-
ties to manage the New ETFs and develop creation and redemption baskets;
the size and experience of the Advisor's portfolio management staff and the Advisor’s ability to recruit, train and retain personnel with relevant experience and the specific expertise necessary to manage the New ETFs;
the structure of the portfolio management staff compensation program and the incentives it is intended to provide;
the collateral, credit and cash management functions at the Advisor;
the Advisor’s development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds’ ability to meet their stated investment objectives and minimize counterparty risk;
the Advisor’s ability to monitor compliance with the U.S. Securities and Exchange Commission’s liquidity rule, deriva-
tives rule and valuation requirements, among other applicable regulatory requirements;
the Advisor’s familiarity with digital assets, as well as processes related to assessing risk and liquidity with respect to investments in cryptocurrency derivatives, the Advisor’s familiarity with the market for cryptocurrency derivatives and its ability to manage the ProShares CoinDesk 20 Crypto ETF and obtain appropriate exposure in that market, as applica-
ble, and the potential benefits of a futures-based approach;
a continued investment in personnel and technology by the Advisor that would generally improve capacity and efficien-
cy;
information regarding allocation of existing Fund brokerage and the selection of counterparties for the existing Funds’
portfolio transactions; and
Advisor’s ability to manage the ProShares CoinDesk 20 Crypto ETF in a tax efficient manner, which is more challenging for crypto-linked ETFs than for traditional ETFs.
The Board considered that the Advisor will oversee the operations of the New ETFs, including oversight of the New ETFs’ service providers, and will provide compliance services to the New ETFs.
Based upon its review, the Board, including all of the Independent Trustees, concluded with respect to each New ETF that (i) the investment advisory services to be provided by the Advisor with respect to the New ETF were expected to be of high quality, (ii) the
Advisor has successfully achieved the investment goals of the existing operational Funds in the Trust, and (iii) it was generally satisfied with the nature, quality and extent of services expected to be provided to the New ETF.
Comparison of Services and Fees
At the request of the Independent Trustees, the Advisor presented information about the fairness and reasonableness of the fees payable to the Advisor in light of the services to be provided to the New ETFs by or at the expense of the Advisor, the costs of these services and the comparability to the fees paid by other investment companies offering strategies similar in nature and extent and sharing similar pricing characteristics to the New ETFs. This information included comparative fee information prepared by an independent third-party consultant. The Board discussed the methodology used to prepare the comparative fee data for the
New ETFs and the potential limitations of such data. The Advisor also presented information about the significant drivers of cost, as well as the impact of certain costs on fees and expenses directly related to the investment strategy of the New ETFs. The Board considered the merits of the proposed unitary fee and the related agreements.
The Board reviewed information prepared by the independent consultant comparing management fee and expense information for the New ETFs to that of peer groups of funds (the “Peer Groups”) determined by the consultant as well as to the relevant fund category determined by the consultant. The Board reviewed the Peer Groups and category information prepared by the consultant comparing the contractual fee rate to be paid by each New ETF to other funds with investment objectives most similar to such
New ETF. The Board noted the challenges in compiling the Peer Groups because of the unique characteristics of each New ETF.
Notwithstanding these challenges, the Board found the comparative information it received to be useful in its evaluation of the

Form N-CSR – Items 8-11 (unaudited) :: 23
PROSHARES TRUST
reasonableness of the Advisor’s proposed fees, including any fee waiver and/or reimbursement arrangements for each New ETF, as applicable.
The Board recognized that financing costs of the ProShares CoinDesk 20 Crypto ETF, which tracks the performance of certain digital assets, would be higher because of the higher margin costs, and that such New ETF would bear those expenses.
The Board recognized the challenges in comparing fees across fund complexes because there may be variations in the services that are included in the fees paid by other funds. The Board concluded that each New ETF’s unitary fee rate was reasonable given the services proposed to be provided and the fees charged by other funds in the Peer Groups.
Profitability
The Board noted that the New ETFs had not yet commenced operations, so it could not yet evaluate the Advisor’s profitability related to the New ETFs. It was noted that each year, as part of its annual contract renewal process, the Trustees discuss the Advi-
sor’s profitability, including the methodology used in the Advisor’s profitability analysis, and receive information provided by the
Advisor relating to its financial condition and overall profitability related to its management of the Funds in the fund complex.
The Board considered and discussed with representatives of the Advisor the significant drivers of cost incurred by (or expected to be incurred by) the Advisor in managing the New ETFs, including, but not limited to, employee compensation, information technology, intellectual capital, regulatory compliance and entrepreneurial risk, and the Board further considered the costs that investors would likely incur if they independently sought to achieve the objectives of the New ETFs.
Investment Performance of the Fund and the Advisor
The Trustees noted that the New ETFs had not yet commenced operations and, therefore, there was no performance information for the New ETFs to consider. The Trustees noted, however, the Advisor’s performance record in managing other crypto-linked
ETFs as well as other series of the Trust and ProFunds that invest in U.S. Treasury securities for short-term cash and collateral management purposes.
Economies of Scale
The Board considered each New ETF’s proposed fee arrangements with the Advisor and noted that, under the Unitary Fee Agree-
ment, the fee rate remains the same (as a percentage of such Fund’s net assets) as asset levels increase. The Board also noted
that the Advisor was obligated to pay certain of each New ETF’s operating expenses and that the Advisor would be contractually obligated to pay actual costs above the Unitary Fee (other than excluded costs) and that the Unitary Fee Agreement will provide an effective cap on each New ETF’s normal operating expenses. The Board also noted the Advisor’s representation that such an arrangement provided important distribution benefits for the New ETFs and addressed competitive pressures within the ETF industry.
Other Benefits
The Board also considered any indirect, or “fall-out,” benefits to the Advisor or its affiliates to be derived from the relationship to the New ETFs. The Board noted that the use of the ProShares GENIUS Money Market ETF as a cash and collateral sweep option for affiliated series of the Trust and ProFunds could increase the size and scale of the New ETF, and noted that the Advisor agreed to waive fees in connection with such investments by affiliated funds for the foreseeable future.
Conclusions
The Board, including all of the Independent Trustees, concluded that it was in the best interests of each New ETF and its prospec-
tive shareholders to approve the Unitary Fee Agreement and that the terms of the Unitary Fee Agreement for each New ETF were fair and reasonable.

This report is submitted for the general information of the shareholders of ProShares. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. To obtain the most recent month end performance information for each ETF, visit ProShares.com.
© 2026 ProShare Advisors LLC. All rights reserved.  PSMAN0526
ProShares Trust
7272 Wisconsin Avenue, 21st Floor, Bethesda, MD 20814
866.PRO.5125 866.776.5125
ProShares.com

Item 12. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.
Not applicable to the Registrant.
Item 13. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to the Registrant.
Item 14. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to the Registrant.
Item 15. Submission of Matters to a Vote of Security Holders.
The Registrant did not have in place procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.
Item 16. Controls and Procedures.
(a)           The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s Rules and Forms.
(b)           There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable to the Registrant.
Item 18. Recovery of Erroneously Awarded Compensation.
(a)           Not applicable.
(b)           Not applicable.
Item 19. Exhibits.
(a)(1)      The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.
(a)(2)      Not applicable.
(a)(3)      Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(4)      Not applicable.
(a)(5)      Not applicable.
(b)           Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.